UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Advanced Series Trust

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2008

Date of reporting period: 6/30/2008

Item 1 – Reports to Stockholders

ADVANCED SERIES℠ TRUST

Financial Statements
For the Semi-Annual Period Ended
June 30, 2008

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Please note that inside are two Prospectus Supplements dated July 21, 2008 and August 22, 2008. These documents are separate from and not a part of the semiannual report.

IFS-A106169 Ed. 8/2008

Prudential

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust ("Trust") portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

A description of the Trust's proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Trust's proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission ("the Commission") at **www.sec.gov.** Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Trust's website at www.prudentialannuities.com.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Trust's website at www.prudentialannuities or by calling the telephone numbers referenced above. For more information on the Commission's Public Reference Room, please visit the Commission's website or call 1-800-SEC-0330. Form N-Q is also available on the Trust's website at **www.prudentialannuities.com** or by calling the telephone numbers referenced above.

The Trust's Statement of Additional Information contains information about the Trust's Trustees and is available without charge upon request by calling 800-752-6342.

Advanced Series Trust	Semiannual Report	June 30, 2008

Table of Contents

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2008

■	DEAR CONTRACT OWNER

A primary goal at Prudential is to help ensure our clients’ ongoing financial security. The Advanced Series Trust semiannual report provides insight to our progress and information on how we accomplish this goal throughout the year.

As always, we want to remind you of the benefits of diversifying your investment portfolio. Especially now, as we experience a new level of market instability, diversification is a critical factor in protecting your investments. Diversification is the best way to balance risk and return, thereby helping to protect your funds when asset classes fluctuate. This method of investing can also help you achieve your long-term financial goals. Please keep in mind that diversification does not assure a profit or protect against loss in declining markets.

The first step in creating a diversified investment portfolio is to contact your financial professional. He or she will help you develop a comprehensive mix of assets that will be evaluated periodically over time with a focus on your financial objectives.

Thank you for selecting Prudential for your financial needs. We value your business and appreciate your trust as we help you prepare for the future.

Sincerely,

David R. Odenath, Jr.

President,

Advanced Series Trust	July 31, 2008

PRESIDENT

DAVID R. ODENATH, JR.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2008

AST Advanced Strategies
Five Largest Holdings/Issues (% of Net Assets)
Federal National Mortgage Assoc. 6.00%, TBA	2.3%
iShares Russell 1000 Growth Index Fund	1.9%
U.S. Treasury Inflationary Index Bonds 2.375%, 04/15/11	1.7%
iShares Lehman Aggregate Bond Fund	1.4%
Federal National Mortgage Assoc. 6.00%, 05/13/38	1.4%

AST Aggressive Asset Allocation
Five Largest Holdings (% of Net Assets)
AST Marsico Capital Growth Portfolio	23.8%
AST T. Rowe Price Large-Cap Growth Portfolio	15.8%
AST AllianceBernstein Growth & Income Portfolio	14.9%
AST Large-Cap Value Portfolio	14.4%
AST International Growth Portfolio	9.3%

AST AllianceBernstein Core Value
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	6.9%
Chevron Corp.	4.4%
AT&T, Inc.	4.3%
General Electric Co.	3.9%
ConocoPhillips	3.2%

AST AllianceBernstein Growth & Income
Five Largest Holdings (% of Net Assets)
Total Fina SA, ADR (France)	3.5%
ACE Ltd. (Cayman Islands)	3.5%
Exxon Mobil Corp.	3.4%
Lockheed Martin Corp.	3.3%
Honeywell International, Inc.	3.3%

AST American Century Income & Growth
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	5.4%
ChevronTexaco Corp.	3.1%
International Business Machines Corp.	2.7%
ConocoPhillips	2.6%
Pfizer, Inc.	2.2%

AST American Century Strategic Allocation
Five Largest Holdings (% of Net Assets)
Federal National Mortgage Assoc. 6.00%, TBA	2.1%
CDX North America High Yield, Sec’d. Notes, 144A 8.875%, 06/29/13	1.8%
Exxon Mobil Corp.	1.6%
U.S. Treasury Notes 3.875%, 05/15/18	1.5%
U.S. Treasury Bonds 8.125%, 08/15/21	1.4%

AST Balanced Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	25.2%
AST Marsico Capital Growth Portfolio	15.9%
AST T. Rowe Price Large-Cap Growth Portfolio	10.5%
AST Large-Cap Value Portfolio	10.0%
AST AllianceBernstein Growth & Income Portfolio	10.0%

AST Capital Growth Asset Allocation
Five Largest Holdings/Issues (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	17.8%
AST Marsico Capital Growth Portfolio	17.7%
AST T. Rowe Price Large-Cap Growth Portfolio	11.9%
AST AllianceBernstein Growth & Income Portfolio	11.4%
AST Large-Cap Value Portfolio	11.1%

AST CLS Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST International Growth Portfolio	11.9%
AST Marsico Capital Growth Portfolio	10.6%
AST Money Market Portfolio	10.0%
AST AllianceBernstein Growth & Income Portfolio	8.7%
AST Large-Cap Value Portfolio	8.6%

AST CLS Moderate Asset Allocation
Five Largest Holdings (% of Net Assets)
AST Money Market Portfolio	19.9%
AST PIMCO Total Return Bond Portfolio	16.4%
AST International Growth Portfolio	8.9%
AST Marsico Capital Growth Portfolio	7.9%
AST AllianceBernstein Growth & Income Portfolio	5.5%

AST Cohen & Steers Realty
Five Largest Holdings (% of Net Assets)
Simon Property Group, Inc., REIT	8.0%
Public Storage, Inc., REIT	6.9%
Avalonbay Communities, Inc., REIT	4.9%
Vornado Realty Trust, REIT	4.9%
Boston Properties, Inc., REIT	4.8%

AST Conservative Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	32.7%
AST Marsico Capital Growth Portfolio	12.9%
AST T. Rowe Price Large-Cap Growth Portfolio	8.4%
AST Western Asset Core Plus Bond Portfolio	8.3%
AST AllianceBernstein Growth & Income Portfolio	8.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2008

AST DeAM Large-Cap Value
Five Largest Holdings (% of Net Assets)
Chevron Corp.	4.3%
Exxon Mobil Corp.	3.9%
ConocoPhillips	3.3%
Pfizer, Inc.	3.1%
Verizon Communications, Inc.	2.9%

AST DeAM Small-Cap Value
Five Largest Holdings (% of Net Assets)
Comstock Resources, Inc.	2.9%
Swift Energy Co.	2.1%
SVB Financial Group	1.9%
EMCOR Group, Inc.	1.8%
GrafTech International Ltd.	1.7%

AST Federated Aggressive Growth
Five Largest Holdings (% of Net Assets)
First Solar, Inc.	2.4%
Landstar System, Inc.	2.1%
MEMC Electronic Materials, Inc.	2.0%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)	1.6%
Pacer International, Inc.	1.6%

AST First Trust Balanced Target
Five Largest Holdings (% of Net Assets)
Potash Corp. of Saskatchewan, Inc. (Canada)	1.7%
Mosaic Co. (The)	1.6%
Research In Motion Ltd. (Canada)	1.3%
Monsanto Co.	1.3%
LogicaCMG PLC (United Kingdom)	1.2%

AST First Trust Capital Appreciation Target
Five Largest Holdings (% of Net Assets)
Research In Motion Ltd. (Canada)	3.0%
Potash Corp. of Saskatchewan, Inc. (Canada)	2.2%
Mosaic Co. (The)	2.0%
Intuitive Surgical, Inc.	1.9%
Monsanto Co.	1.7%

AST Goldman Sachs Concentrated Growth
Five Largest Holdings (% of Net Assets)
Hess Corp.	5.7%
Western Union Co.	5.5%
Suncor Energy, Inc. (Canada)	4.6%
QUALCOMM, Inc.	4.4%
American Tower Corp. (Class A Stock)	4.3%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings (% of Net Assets)
Weatherford International Ltd.	3.5%
Western Union Co.	3.0%
Hess Corp.	2.7%
Charles River Laboratories International, Inc.	2.6%
Equinix, Inc.	2.5%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings (% of Net Assets)
Rex Energy Corp.	1.9%
El Paso Electric Co.	1.8%
Petroleum Development Corp.	1.6%
Oil States International, Inc.	1.5%
Minerals Technologies, Inc.	1.4%

AST High Yield
Five Largest Issues (% of Net Assets)
Federal National Mortgage Assoc. 5.50%, TBA	4.0%
Energy Future Holdings Corp., Gtd. Notes, 144A 10.875%, 11/01/17	1.8%
Federal National Mortgage Assoc. 5.00%, TBA	1.7%
First Data Corp., Gtd. Notes, 144A 9.875%, 09/24/15	1.6%
NRG Energy, Inc., Gtd. Notes 7.375%, 02/01/16	1.5%

AST Horizon Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	17.7%
AST Marsico Capital Growth Portfolio	11.3%
AST International Growth Portfolio	8.5%
AST T. Rowe Price Large-Cap Growth Portfolio	7.8%
AST International Value Portfolio	7.1%

AST Horizon Moderate Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	28.7%
AST Marsico Capital Growth Portfolio	8.8%
AST Money Market Portfolio	7.3%
AST Western Asset Core Plus Bond Portfolio	7.2%
AST International Growth Portfolio	6.1%

AST International Growth
Five Largest Holdings (% of Net Assets)
ABB Ltd. (Switzerland)	3.2%
Nintendo Co. Ltd. (Japan)	3.2%
BG Group PLC (United Kingdom)	2.8%
Potash Corp. of Saskatchewan, Inc. (Canada)	2.6%
Vodafone Group PLC (United Kingdom)	2.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2008

AST International Value
Five Largest Holdings (% of Net Assets)
BASF AG (Germany)	2.3%
Roche Holding AG (Switzerland)	2.0%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1.9%
Nintendo Co. Ltd. (Japan)	1.8%
Fortum Oyj (Finland)	1.8%

AST JPMorgan International Equity
Five Largest Holdings (% of Net Assets)
Total SA (France)	4.1%
HSBC Holdings PLC (United Kingdom)	2.8%
Nestle SA (Switzerland)	2.6%
Vodafone Group PLC (United Kingdom)	2.4%
E.ON AG (Germany)	2.4%

AST Large-Cap Value
Five Largest Holdings (% of Net Assets)
ConocoPhillips	3.7%
ChevronTexaco Corp.	3.1%
Bank of America Corp.	2.7%
Exxon Mobil Corp.	2.7%
General Electric Co.	2.5%

AST Lord Abbett Bond Debenture
Five Largest Holdings/Issues (% of Net Assets)
Federal National Mortgage Assoc., 6.50%, 05/01/36	1.4%
Federal National Mortgage Assoc., 6.00%, 04/01/37	1.2%
Federal National Mortgage Assoc., 6.50%, 02/01/37	1.1%
Federal National Mortgage Assoc., 6.50%, 05/01/35	1.1%
El Paso Corp., 4.99%, CVT, 144A	1.1%

AST Marsico Capital Growth
Five Largest Holdings (% of Net Assets)
McDonald's Corp.	5.7%
MasterCard, Inc. (Class A Stock)	4.4%
Union Pacific Corp.	4.1%
Schlumberger Ltd.	4.0%

Apple, Inc.	3.9%

AST MFS Global Equity
Five Largest Holdings (% of Net Assets)
Nestle SA (Switzerland)	3.6%
Roche Holding AG (Switzerland)	2.8%
LVMH Moet Hennessy Louis Vuitton SA (France)	2.7%
Heineken NV (Netherlands)	2.6%

Canon, Inc. (Japan)	2.3%

AST MFS Growth
Five Largest Holdings (% of Net Assets)
Genzyme Corp.	2.6%
Google, Inc. (Class A Stock)	2.6%
Halliburton Co.	2.3%
Apple, Inc.	2.2%
Oracle Corp.	2.0%

AST Mid-Cap Value
Five Largest Holdings (% of Net Assets)
Beckman Coulter, Inc.	2.9%
Chesapeake Energy Corp.	2.8%
Darden Restaurants, Inc.	2.6%
Cummins, Inc.	2.6%
Flextronics International Ltd. (Singapore)	2.1%

AST Niemann Capital Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST Money Market Portfolio	20.6%
AST Marsico Capital Growth Portfolio	16.7%
AST T. Rowe Price Large-Cap Growth Portfolio	11.5%
AST MFS Growth Portfolio	8.1%
AST PIMCO Total Return Bond Portfolio	8.1%

AST Neuberger Berman Mid-Cap Growth
Five Largest Holdings (% Net Assets) of
Denbury Resources, Inc.	2.6%
Activision, Inc.	2.5%
Range Resources Corp.	2.2%
National Oilwell Varco, Inc.	1.8%
SBA Communications Corp. (Class A Stock)	1.7%

AST Neuberger Berman Mid-Cap Value
Five Largest Holdings (% of Net Assets)
Freeport-McMoRan Copper & Gold, Inc.	2.5%
NBTY, Inc.	2.3%
FirstEnergy Corp.	2.3%
Terex Corp.	2.1%
Chicago Bridge & Iron Co. NV (Netherlands)	2.0%

AST Neuberger Berman Small-Cap Growth
Five Largest Holdings (% of Net Assets)
SBA Communications Corp.	2.6%
Cornell Cos., Inc.	2.5%
Concho Resources, Inc.	2.3%
Central European Distribution Corp.	2.2%
Riskmetrics Group, Inc.	2.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2008

AST PIMCO Limited Maturity Bond
Five Largest Issues (% of Net Assets)
Federal National Mortgage Assoc. 5.50%, 07/01/37	6.5%
Federal National Mortgage Assoc. 6.00%, 05/01/38	5.2%
Federal National Mortgage Assoc. 6.00%, 10/01/37	4.3%
Federal Home Loan Mortgage Corp. 6.00%, TBA	4.0%
Federal National Mortgage Assoc. 5.50%, 07/01/37	2.7%

AST PIMCO Total Return Bond
Five Largest Issues (% of Net Assets)
Federal National Mortgage Assoc. 6.00%, 05/01/38	9.6%
Federal National Mortgage Assoc. 5.50%, 07/14/38	6.8%
Federal National Mortgage Assoc. 6.00%, TBA	5.8%
Federal Home Loan Mortgage Corp. 6.00%, TBA	3.2%
Federal National Mortgage Assoc. 5.00%, 03/01/38	1.8%

AST Preservation Asset Allocation
Five Largest Holdings/Issues (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	48.2%
AST Western Asset Core Plus Bond Portfolio	12.0%
AST Marsico Capital Growth Portfolio	8.1%
AST T. Rowe Price Large-Cap Growth Portfolio	5.3%
AST AllianceBernstein Growth & Income Portfolio	5.1%

AST QMA Equity Alpha
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	3.9%
General Electric Co.	2.4%
Microsoft Corp.	2.4%
Chevron Corp.	2.1%
AT&T, Inc.	1.8%

AST Small-Cap Growth
Five Largest Holdings (% of Net Assets)
Lufkin Industries, Inc.	3.9%
OYO Geospace Corp.	3.6%
James River Coal Co.	3.4%
Ameron International Corp.	2.9%
Coherent, Inc.	2.8%

AST Small Cap Value
Five Largest Holdings (% of Net Assets)
Sybase, Inc.	1.0%
Portland General Electric Co.	1.0%
Platinum Underwriters Holdings Ltd. (Bermuda)	0.8%
Regal-Beloit Corp.	0.8%
Perot Systems Corp. (Class A Stock)	0.7%

AST T. Rowe Price Asset Allocation
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	2.2%
U.S. Treasury Notes 4.75%, 08/15/17	1.4%
Microsoft Corp.	1.3%
U.S. Treasury Notes 3.25%, 08/15/08	1.2%
AT&T, Inc.	1.0%

AST T. Rowe Price Global Bond
Five Largest Issues (% of Net Assets)
Hypothekenbank In Essen AG, Jumbo Pfandbrief (Germany) 3.875%, 11/21/13	2.7%
Nota do Tesouro Nacional, Series F, Notes (Brazil) 10.00%, 01/01/17	2.6%
Japanese Government, Series 64, Bonds (Japan) 1.50%, 06/20/12	2.6%
U.S. Treasury Notes 3.25%, 08/15/08	2.1%
Mexican Bonos, Bonds (Mexico) 8.00%, 12/17/15	2.0%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings (% of Net Assets)
Google, Inc. (Class A Stock)	4.4%
Danaher Corp.	3.7%
Gilead Sciences, Inc.	3.7%
Schlumberger Ltd.	3.5%
Amazon.com, Inc.	3.5%

AST T. Rowe Price Natural Resources
Five Largest Holdings (% of Net Assets)
Cameron International Corp.	3.6%
Schlumberger Ltd.	3.5%
Arch Coal, Inc.	3.3%
Potash Corp. of Saskatchewan, Inc. (Canada)	3.0%
Canadian Natural Resources Ltd. (Canada)	2.9%

AST UBS Dynamic Alpha
Five Largest Holdings (% of Net Assets)
Total SA (France)	1.6%
Roche Holding AG (Switzerland)	1.6%
BP PLC (United Kingdom)	1.5%
Vodafone Group PLC (United Kingdom)	1.2%
General Electric Co.	1.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2008

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
AST Advanced Strategies	Actual	$1,000.00	$943.60	1.00%	$4.83
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02
AST Aggressive Asset Allocation	Actual	$1,000.00	$874.50	1.18%	$5.50
	Hypothetical	$1,000.00	$1,019.00	1.18%	$5.92
AST AllianceBerstein Core Value	Actual	$1,000.00	$825.60	0.89%	$4.04
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47
AST AllianceBerstein Growth & Income	Actual	$1,000.00	$832.00	0.84%	$3.83
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22
AST American Century Income & Growth	Actual	$1,000.00	$879.80	0.89%	$4.16
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47
AST American Century Strategic Allocation	Actual	$1,000.00	$942.30	1.12%	$5.41
	Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62
AST Balanced Asset Allocation	Actual	$1,000.00	$917.60	0.97%	$4.62
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87
AST Capital Growth Asset Allocation	Actual	$1,000.00	$903.50	1.07%	$5.06
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37
AST CLS Growth Asset Allocation	Actual	$1,000.00	$906.20	1.22%	$5.78
	Hypothetical	$1,000.00	$1,018.80	1.22%	$6.12
AST CLS Moderate Asset Allocation	Actual	$1,000.00	$938.40	1.14%	$5.49
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
AST Cohen & Steers Realty	Actual	$1,000.00	$971.70	1.15%	$5.64
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
AST Conservative Asset Allocation	Actual	$1,000.00	$932.20	1.00%	$4.80
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2008

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
AST DeAM Large-Cap Value	Actual	$1,000.00	$865.00	0.99%	$4.59
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
AST DeAM Small-Cap Value	Actual	$1,000.00	$935.80	1.14%	$5.49
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
AST Federated Aggressive Growth	Actual	$1,000.00	$830.20	1.10%	$5.01
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52
AST First Trust Balanced Target	Actual	$1,000.00	$882.20	0.96%	$4.49
	Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82
AST First Trust Capital Appreciation Target	Actual	$1,000.00	$911.00	0.96%	$4.56
	Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82
AST Goldman Sachs Concentrated Growth	Actual	$1,000.00	$943.10	0.86%	$4.15
	Hypothetical	$1,000.00	$1,020.59	0.86%	$4.32
AST Goldman Sachs Mid-Cap Growth	Actual	$1,000.00	$956.80	1.13%	$5.50
	Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67
AST Goldman Sachs Small-Cap Value	Actual	$1,000.00	$939.80	1.12%	$5.40
	Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62
AST High Yield	Actual	$1,000.00	$982.00	0.88%	$4.34
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
AST Horizon Growth Asset Allocation	Actual	$1,000.00	$907.60	1.19%	$5.64
	Hypothetical	$1,000.00	$1,018.95	1.19%	$5.97
AST Horizon Moderate Asset Allocation	Actual	$1,000.00	$938.70	1.13%	$5.45
	Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67
AST International Growth	Actual	$1,000.00	$880.30	1.14%	$5.33
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
AST International Value	Actual	$1,000.00	$863.20	1.15%	$5.33
	Hypothetical	$1,000.00	$1,019.14	1.15%	$5.77
AST JPMorgan International Equity	Actual	$1,000.00	$899.60	1.03%	$4.86
	Hypothetical	$1,000.00	$1,019.74	1.03%	$5.17
AST Large-Cap Value	Actual	$1,000.00	$835.50	0.85%	$3.88
	Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
AST Lord Abbett Bond-Debenture	Actual	$1,000.00	$987.20	0.89%	$4.40
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47
AST Marsico Capital Growth	Actual	$1,000.00	$868.50	0.99%	$4.60
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
AST MFS Global Equity	Actual	$1,000.00	$903.20	1.20%	$5.68
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02
AST MFS Growth	Actual	$1,000.00	$933.80	1.03%	$4.95
	Hypothetical	$1,000.00	$1,019.74	1.03%	$5.17
AST Mid-Cap Value	Actual	$1,000.00	$936.00	1.10%	$5.29
	Hypothetical	$1,000.00	$1,019.39	1.10%	$5.52
AST Money Market	Actual	$1,000.00	$1,014.50	0.56%	$2.80
	Hypothetical	$1,000.00	$1,022.08	0.56%	$2.82
AST Neuberger Berman Mid-Cap Growth	Actual	$1,000.00	$884.90	1.01%	$4.73
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
AST Neuberger Berman Mid-Cap Value	Actual	$1,000.00	$931.40	1.01%	$4.85
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
AST Neuberger Berman Small-Cap Growth	Actual	$1,000.00	$882.50	1.11%	$5.20
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2008

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
AST Niemann Capital Growth Asset Allocation	Actual	$1,000.00	$914.80	1.06%	$5.05
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32
AST PIMCO Limited Maturity Bond	Actual	$1,000.00	$1,025.10	0.78%	$3.93
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92
AST PIMCO Total Return Bond	Actual	$1,000.00	$1,012.80	0.74%	$3.70
	Hypothetical	$1,000.00	$1,021.18	0.74%	$3.72
AST Preservation Asset Allocation	Actual	$1,000.00	$959.10	1.02%	$4.97
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12
AST QMA US Equity Alpha	Actual	$1,000.00	$890.60	1.04%	$4.89
	Hypothetical	$1,000.00	$1,019.69	1.04%	$5.22
AST Small-Cap Growth	Actual	$1,000.00	$949.50	1.11%	$5.38
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57
AST Small-Cap Value	Actual	$1,000.00	$920.90	1.02%	$4.87
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12
AST T. Rowe Price Asset Allocation	Actual	$1,000.00	$936.90	0.96%	$4.62
	Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82
AST T. Rowe Price Global Bond	Actual	$1,000.00	$1,024.40	0.94%	$4.73
	Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72
AST T. Rowe Price Large-Cap Growth	Actual	$1,000.00	$907.30	0.97%	$4.60
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87
AST T. Rowe Price Natural Resources	Actual	$1,000.00	$1,142.60	1.01%	$5.38
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
AST UBS Dynamic Alpha	Actual	$1,000.00	$1,005.90	1.12%	$5.59
	Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in the Portfolio's fiscal year ending December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 107.6%
COMMON STOCKS — 57.9%
Aerospace & Defense — 1.4%
Finmeccanica SpA (Italy)	36,300	$949,101
General Dynamics Corp.	89,695	7,552,319
Lockheed Martin Corp.	94,686	9,341,721
MTU Aero Engines Holding AG (Germany)	22,600	737,188
Raytheon Co.	40,200	2,262,456
Rolls-Royce Group PLC (United Kingdom)*	317,734	2,147,486
Rolls-Royce Group PLC (Class B Stock) (United Kingdom)*	25,064,166	49,924
Safran SA (France)	39,600	763,776
Thales SA (France)	7,200	409,549

		24,213,520

Agriculture — 0.2%
Chaoda Modern Agriculture (Hong Kong)	498,150	628,657
Wilmar International Ltd. (Singapore)	516,000	1,919,047

		2,547,704

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	362,700	301,310
Cathay Pacific Air (Hong Kong)	203,100	387,068
Deutsche Lufthansa AG (Germany)	29,400	633,448
Qantas Airways Ltd. (Australia)	341,600	995,527
Singapore Airlines Ltd. (Singapore)	115,300	1,245,754
Southwest Airlines Co.	259,800	3,387,792

		6,950,899

Auto/Trucks Parts & Equipment — 0.1%
Calsonic Kansei Corp. (Japan)	116,000	464,284
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	3,400	243,121
GKN PLC (United Kingdom)	208,600	920,688
Nifco, Inc. (Japan)	20,600	485,972

		2,114,065

Automobile Manufacturers — 0.6%
Daimler-Chrysler AG (Germany)	18,000	1,116,467
Fuji Heavy Industries Ltd. (Japan)	219,700	1,075,896
General Motors Corp.(a)	58,000	667,000
Honda Motor Co. Ltd. (Japan)	65,700	2,233,621
Nissan Motor Co. Ltd. (Japan)	234,900	1,940,079
PSA Peugeot Citroen SA (France)	21,000	1,134,255
Renault SA (France)	5,200	423,211
Toyota Motor Corp. (Japan)	15,500	731,318
Valeo SA (France)	14,400	460,911

		9,782,758

Banks — 0.5%
Bank of America Corp.	234,200	5,590,354
Bank Rakyat Indonesia (Indonesia)	1,192,000	659,349
BNP Paribas (France)	20,400	1,836,350
EFG International AG (Switzerland)	10,013	272,503

		8,358,556

Beverages — 0.9%
Anheuser-Busch Cos., Inc.(a)	115,300	7,162,436
Coca Cola Hellenic Bottling Co. SA (Greece)	24,755	673,514
Coca-Cola Co. (The)	106,103	5,515,234
Heineken NV, ADR (Netherlands)	46,925	1,198,446

		14,549,630

Biotechnology — 1.2%
Amgen, Inc.*	48,100	2,268,396
Genentech, Inc.*	152,727	11,591,979
Gilead Sciences, Inc.*	131,813	6,979,499

		20,839,874

Broadcasting — 0.2%
Liberty Media Corp – Entertainment (Class A Stock)*	87,500	2,120,125
Liberty Media Corp. – Capital (Class A Stock)*	24,200	348,480
Liberty Media Holding Corp. – Interactive (Class A Stock)*(a)	114,700	1,692,972

		4,161,577

Building Materials — 0.1%
Central Glass Co. Ltd. (Japan)	62,000	252,823
Lafarge SA (France)	3,000	457,463
Sanwa Holdings Corp. (Japan)	178,000	673,880

		1,384,166

Building Products
Crane Group Ltd. (Australia)	7,700	95,666

Business Services — 0.8%
K.K. DaVinci Advisors (Japan)*	530	362,867
MasterCard, Inc. (Class A Stock)(a)	51,814	13,757,653

		14,120,520

Capital Markets — 0.2%
Credit Suisse Group AG (Switzerland)	24,500	1,115,167
Deutsche Bank AG (Germany)	19,100	1,648,808
Tokai Tokyo Securities Co. Ltd. (Japan)	45,000	163,159

		2,927,134

Chemicals — 1.8%
Air Products & Chemicals, Inc.	28,681	2,835,404
Arkema (France)	17	955
Asahi Kasei Corp. (Japan)	146,000	764,477
BASF AG (Germany)	44,200	3,046,333
Ciba Specialty Chemicals AG (Switzerland)	14,100	405,942
Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	157,000	582,549
DuPont, (E.I.) de Nemours & Co.	69,800	2,993,722
Koninklijke DSM NV (Netherlands)	21,100	1,236,712
Mitsubishi Chemical Holdings Corp. (Japan)	72,500	421,952

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Nippon Shokubai Co. Ltd. (Japan)	81,000	$580,506
Potash Corp of Saskatchewan (Canada)(a)	40,393	9,232,628
Praxair, Inc.	89,115	8,398,198
Tessenderlo Chemie NV (Belgium)	12,900	684,412

		31,183,790

Commercial Banks — 1.5%
Alliance & Leicester PLC (United Kingdom)	29,700	173,333
Allied Irish Banks PLC (Ireland)	18,400	283,561
Banco Bilbao Vizcaya Argentaria SA (Spain)	66,900	1,274,701
Banco Santander Central Hispano SA (Spain)	299,800	5,469,591
Commonwealth Bank of Australia (Australia)	11,300	435,153
Credit Agricole SA (France)	13,100	265,936
Danske Bank A/S (Denmark)	20,000	575,895
DnB Nor ASA (Norway)	85,000	1,079,853
HBOS PLC (United Kingdom)	119,300	653,144
Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	13,538,000	9,254,229
Intesa Sanpaolo SpA (Italy)	143,300	814,640
Lloyds TSB Group PLC (United Kingdom)	130,100	798,196
Nordea Bank AB (Sweden)	38,800	531,658
Royal Bank of Scotland Group PLC (United Kingdom)	200,300	852,703
Sberbank (Russia)	200,900	634,844
Societe Generale (France)	1,900	164,728
Suruga Bank Ltd. (Japan)	122,000	1,586,684
Unione di Banche Italiane ScpA (Italy)	19,100	446,285
Verwaltungs-Und Privat-Bank AG (Switzerland)	1,500	383,725

		25,678,859

Commercial Services — 0.8%
Capita Group PLC (The) (United Kingdom)	143,400	1,956,165
SGS SA (Switzerland)	955	1,361,877
Toppan Forms Co. Ltd. (Japan)	59,500	713,316
Visa, Inc. (Class A Stock)*	57,380	4,665,568
Waste Management, Inc.(a)	113,100	4,265,001

		12,961,927

Computer Services & Software — 1.9%
Apple, Inc.*	78,732	13,182,886
Autonomy Corp. PLC (United Kingdom)*	35,600	638,150
Dell, Inc.*(a)	191,300	4,185,644
Hitachi Information Systems Ltd. (Japan)	23,200	540,754
Iliad SA (France)	8,941	866,156
Infosys Technologies Ltd., ADR (India)	39,400	1,712,324
International Business Machines Corp.	34,800	4,124,844
Microsoft Corp.	196,900	5,416,719
NEC Fielding Ltd. (Japan)	20,600	261,902
NHN Corp. (South Korea)*	4,500	785,096
TietoEnator Oyj (Finland)	24,800	516,022

		32,230,497

Conglomerates
Citic Pacific Ltd. (Hong Kong)	193,800	714,579

Construction — 0.1%
DP World Ltd. (United Arab Emirates)	790,865	680,144
Taisei Corp. (Japan)	190,000	452,700
Taylor Wimpey PLC (United Kingdom)	30,000	36,750

		1,169,594

Consumer Products & Services — 0.9%
Avon Products, Inc.	61,200	2,204,424
Beiersdorf AG (Germany)	27,200	1,996,906
Electrolux AB (Class B Stock) (Sweden)	52,400	665,835
Fisher & Paykel Apppliances
Holdings Ltd. (Class H Stock) (New Zealand)	203,200	306,640
Fortune Brands, Inc.	36,700	2,290,447
Indesit Co. SpA (Italy)	53,000	588,730
Newell Rubbermaid, Inc.	182,700	3,067,533
Pacific Brands Ltd. (Australia)	360,000	612,579
Reckitt Benckiser Group PLC (United Kingdom)	71,500	3,611,321

		15,344,415

Containers & Packaging
Amcor Ltd. (Australia)	97,900	473,953

Distribution/Wholesale — 0.2%
Marubeni Corp. (Japan)	158,400	1,323,170
Sumitomo Corp. (Japan)	92,900	1,220,469

		2,543,639

Diversified
IMI PLC (United Kingdom)	49,500	427,464

Diversified Financial Services — 0.5%
Deutsche Boerse AG (Germany)	1,588	179,508
Fannie Mae(a)	66,700	1,301,317
Fortis (Belgium)	11,700	185,848
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	62,000	906,473
ING Groep NV (Netherlands)	70,300	2,222,727
U.S. Bancorp	96,100	2,680,229
UBS AG (Switzerland)*	8,100	168,790

		7,644,892

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Diversified Machinery — 0.1%
FLSmidth & Co. A/S (Denmark)	7,100	$775,719
Volvo AB (Class B Stock) (Sweden)	35,400	431,068

		1,206,787

Diversified Manufacturing — 0.5%
3M Co.	40,600	2,825,354
AGFA Gevaert NV (Belgium)*	35,200	227,226
FKI PLC (United Kingdom)	96,800	160,964
Mitsubishi Corp. (Japan)	129,400	4,265,198
Tomkins PLC (United Kingdom)	198,400	593,980

		8,072,722

Diversified Operations — 0.3%
Davis Service Group PLC (United Kingdom)	20,300	180,019
Mitsui & Co. Ltd. (Japan)	211,200	4,664,161

		4,844,180

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	274,624	9,252,083
Telestra Corp. Ltd. (Australia)	235,300	956,421
Verizon Communications, Inc.	64,100	2,269,140

		12,477,644

Electric
Hongkong Electric Holdings (Hong Kong)	122,500	732,903

Electric Utilities — 0.2%
Entergy Corp.(a)	34,300	4,132,464

Electronic Components — 0.7%
Alpine Electronics, Inc. (Japan)	12,900	136,186
Eizo Nanao Corp. (Japan)	13,400	286,462
Fanuc Ltd. (Japan)	28,500	2,783,303
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)	101,140	996,310
Matsushita Electric Works Ltd. (Japan)	63,800	650,708
Nippon Electric Glass Co. Ltd. (Japan)	51,000	882,300
Omron Corp. (Japan)	34,800	747,224
Spectris PLC (United Kingdom)	7,600	107,643
THOMSON (France)*	75,900	393,527
Tyco Electronics Ltd. (Bermuda)	78,000	2,793,960
Vestas Wind Systems A/S (Denmark)*	23,000	2,994,530

		12,772,153

Electronic Equipment & Instruments
Alps Electric Co. Ltd. (Japan)	36,700	379,149

Electronics — 0.1%
Schneider Electric SA (France)	21,900	2,355,969

Energy – Other — 0.1%
Q-Cells AG (Germany)*	13,500	1,367,569

Engineering/Construction — 0.1%
Kyowa Exeo Corp. (Japan)	40,000	371,051
WorleyParsons Ltd. (Australia)	55,963	2,031,155

		2,402,206

Engineering/R&D Services — 0.3%
ABB Ltd. (Switzerland)*	186,105	5,267,861

Entertainment & Leisure — 0.5%
Disney (Walt) Co. (The)	61,200	1,909,440
Las Vegas Sands, Inc.*(a)	102,011	4,839,402
MGM Mirage*(a)	33,838	1,146,770

		7,895,612

Equipment Services — 0.1%
BlueScope Steel Ltd. (Australia)	149,900	1,629,582

Exchange Traded Funds — 8.5%
Energy Select Sector SPDR Fund(a)	80,025	7,049,402
iShares Lehman Aggregate Bond Fund(a)	244,800	24,577,920
iShares MSCI Brazil Index Fund(a)	69,800	6,253,382
iShares MSCI EAFE Index Fund	21,975	1,509,683
iShares MSCI Emerging Markets Index Fund(a)	57,280	7,766,022
iShares MSCI Hong Kong Index Fund(a)	178,000	3,013,540
iShares MSCI Japan Index Fund	487,500	6,084,000
iShares Russell 1000 Growth Index Fund	580,550	32,069,582
iShares S&P 500 Growth Index Fund	222,100	14,176,643
iShares S&P Global 100 Index Fund	257,400	17,750,304
iShares S&P Global Energy Sector Index Fund(a)	46,935	7,162,281
iShares S&P National Municipal Bond Fund(a)	139,000	13,829,110
Powershares DB Agriculture Fund*(a)	114,700	4,669,437

		145,911,306

Farming & Agriculture — 0.8%
AWB Ltd. (Australia)	149,600	345,629
Kuala Lumpur Kepong Bhd (Malaysia)	162,700	876,364
Monsanto Co.	102,950	13,016,998

		14,238,991

Finance – Consumer Loans
Cattles PLC (United Kingdom)	23,300	61,733

Financial – Bank & Trust — 0.8%
Banco Popolare Scarl (Italy)	19,500	344,494
Bank of Ireland (Ireland)	71,900	620,157
Barclays PLC (United Kingdom)	159,100	902,649
Dexia SA (Belgium)	14,400	229,275
Fifth Third Bancorp	87,200	887,696
HDFC Bank Ltd., ADR (India)(a)	14,400	1,031,904
State Street Corp.	53,600	3,429,864

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	66,000	$461,195
Svenska Handelsbanken AB (Class A Stock) (Sweden)	35,800	848,116
Wells Fargo & Co.(a)	233,814	5,553,082

		14,308,432

Financial Services — 2.7%
Alpha Bank AE (Greece)	12,800	387,502
American Express Co.(a)	44,900	1,691,383
Ameriprise Financial, Inc.	69,100	2,810,297
Bank of New York Mellon Corp. (The)	90,600	3,427,398
Bolsa de Mercadorias e Futuros – BM&F (Brazil)	12,600	108,544
Bovespa Holding SA (Brazil)	79,400	980,675
Citigroup, Inc.(a)	190,800	3,197,808
Egyptian Financial Group – Hermes Holding (Egypt)	148,422	1,341,098
Eurazeo (France)	9,317	991,410
Goldman Sachs Group, Inc. (The)	69,209	12,104,654
H&R Block, Inc.	151,300	3,237,820
JPMorgan Chase & Co.	171,400	5,880,734
Macquarie Group Ltd. (Australia)	73,432	3,424,053
Man Group PLC (United Kingdom)	136,412	1,685,141
Merrill Lynch & Co., Inc.(a)	64,900	2,057,979
National Bank of Greece SA (Greece)	26,904	1,210,855
National Bank of Greece SA, ADR (Greece)(a)	123,344	1,101,462
Pohjola Bank PLC (Finland)	26,700	460,931

		46,099,744

Foods — 0.6%
CSM (Netherlands)	23,300	811,997
Dairy Crest Group PLC (United Kingdom)	13,100	85,826
East Asiatic Co. Ltd. A/S (Denmark)	5,400	372,807
Foster’s Group Ltd. (Australia)	287,300	1,396,385
General Mills, Inc.(a)	22,000	1,336,940
Greggs PLC (United Kingdom)	4,400	320,374
Kraft Foods, Inc. (Class A Stock)(a)	59,400	1,689,930
Marston’s PLC (United Kingdom)	109,000	381,796
Nestle SA (Switzerland)	72,170	3,252,317
Suedzucker AG (Germany)	13,100	238,093
Tate & Lyle PLC (United Kingdom)	75,000	590,996

		10,477,461

Gas Distribution
Centrica PLC (United Kingdom)	71,400	439,145

Healthcare Products — 0.1%
Boston Scientific Corp.*(a)	93,700	1,151,573
Mindray Medical International Ltd., ADR	2,500	92,450

		1,244,023

Home Furnishings — 0.1%
Matsushita Electric Industrial Co. Ltd. (Japan)	65,000	1,401,799

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	293,650	16,509,003
Starbucks Corp.*(a)	34,082	536,451
Wynn Resorts Ltd.(a)	49,082	3,992,821
Yum! Brands, Inc.	71,048	2,493,074

		23,531,349

Industrial Conglomerates — 0.7%
General Electric Co.(a)	285,800	7,628,002
Tyco International Ltd. (Bermuda)	91,500	3,663,660

		11,291,662

Instruments – Controls
Rotork PLC (United Kingdom)	29,400	639,302

Insurance — 1.6%
Aegon NV (Netherlands)	49,800	654,708
Allianz SE (Germany)	5,300	932,289
American International Group, Inc.(a)	101,800	2,693,628
Aviva PLC (United Kingdom)	84,900	841,706
Baloise Holding AG (Switzerland)	9,100	954,445
Beazley Group PLC (United Kingdom)	179,800	395,769
Brit Insurance Holdings PLC (United Kingdom)	154,400	535,609
Fondiaria SAI SpA (Italy)	14,900	491,041
Genworth Financial, Inc. (Class A Stock)	170,400	3,034,824
Hannover Rueckversicherung AG (Germany)	14,900	733,947
Hartford Financial Services Group, Inc.	26,000	1,678,820
Hiscox Ltd. (United Kingdom)	85,200	351,618
Irish Life & Permanent PLC (Ireland)	48,500	499,069
Legal & General PLC (United Kingdom)	350,900	696,299
Lincoln National Corp.	21,300	965,316
Marsh & McLennan Cos., Inc.(a)	183,500	4,871,925
Muenchener Rueckversicherungs AG (Germany)	12,100	2,122,270
Old Mutual PLC (United Kingdom)	250,200	459,300
QBE Insurance Group Ltd. (Australia)	71,500	1,535,379
Royal & Sun Alliance Insurance Group (United Kingdom)	187,200	466,045
Swiss Reinsurance (Switzerland)	20,400	1,352,353
Zurich Financial Services AG (Switzerland)	6,500	1,656,556

		27,922,916

Internet — 0.7%
Google, Inc. (Class A Stock)*	23,477	12,358,762

Investment Firms — 0.1%
Morgan Stanley	66,800	2,409,476

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Iron/Steel — 0.2%
Allegheny Technologies, Inc.(a)	43,008	$2,549,514
JFE Holdings, Inc. (Japan)	15,400	775,910
SSAB Svenskt Stal AB (Class B Stock) (Sweden)	8,700	245,847

		3,571,271

Leisure Equipment — 0.3%
Nintendo Co. Ltd. (Japan)	7,700	4,343,646

Machinery & Equipment — 0.1%
Georg Fischer AG (Switzerland)*	900	368,093
Heidelberger Druckmaschinen AG (Germany)	23,400	479,022
Rieter Holdings AG (Switzerland)	1,000	324,727

		1,171,842

Machinery – Construction & Mining — 0.2%
Komatsu Ltd. (Japan)	113,900	3,175,062

Media — 0.9%
Cablevision Systems Corp.*	78,900	1,783,140
CBS Corp. (Class B Stock)(a)	43,500	847,815
Comcast Corp. (Class A Stock)(a)	72,700	1,379,119
Jupiter Telecommunications Co. Ltd. (Japan)	1,420	1,100,589
New York Times Co. (The) (Class A Stock)(a)	87,900	1,352,781
Rogers Communications, Inc. (Class B Stock) (Canada)	60,500	2,347,141
Time Warner, Inc.	383,600	5,677,280
Trinity Mirror PLC (United Kingdom)	126,600	273,007
Viacom, Inc. (Class B Stock)*	25,600	781,824

		15,542,696

Medical Supplies & Equipment — 0.5%
Covidien Ltd. (Bermuda)	72,100	3,452,869
Johnson & Johnson(a)	71,400	4,593,876
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock) (China)	144,100	208,464

		8,255,209

Metals & Mining — 1.4%
ArcelorMittal (Luxembourg)	31,400	3,087,807
Cia Vale Do Rio Doce, ADR (Brazil)(a)	100,000	3,582,000
Minara Resources Ltd. (Australia)	108,500	338,045
Mitsui Mining & Smelting Co. Ltd. (Japan)	259,000	763,451
MMX Mineracao E Metalicos SA (Brazil)*	25,300	777,891
Nippon Light Metal Co. Ltd. (Japan)	268,000	439,158
Norddeutsche Affinerie AG (Germany)	16,200	883,144
Nucor Corp.	2,000	149,340
Oxiana Ltd. (Australia)	107,607	271,306
Precision Castparts Corp.(a)	54,922	5,292,833
Rautaruukki Oyj (Finland)	7,600	344,993
ThyssenKrupp AG (Germany)	39,500	2,478,022
Vedanta Resources PLC (United Kingdom)	50,400	2,176,560
Xstrata PLC (Switzerland)	31,290	2,492,572

		23,077,122

Multimedia — 0.1%
Vivendi (France)	25,200	950,201

Office Equipment — 0.1%
OCE NV (Netherlands)	37,500	461,032
Ricoh Co. Ltd. (Japan)	74,000	1,335,254
Seiko Epson Corp. (Japan)	19,600	538,984

		2,335,270

Oil & Gas — 3.4%
Baker Hughes, Inc.(a)	82,800	7,231,752
Cameron International Corp.*(a)	45,293	2,506,968
Eni SpA (Italy)	72,700	2,700,835
Exxon Mobil Corp.	99,400	8,760,122
FMC Technologies, Inc.*	13,085	1,006,629
Murphy Oil Corp.	64,300	6,304,615
NiSource, Inc.(a)	95,800	1,716,736
Norsk Hydro ASA (Norway)	16,000	233,303
Petrohawk Energy Corp.*	46,223	2,140,587
StatoilHydro ASA (Norway)	34,300	1,279,725
Total SA (France)	21,900	1,864,098
Total SA, ADR (France)	110,600	9,430,862
Transocean, Inc.*(a)	71,129	10,839,348
Tullow Oil PLC (United Kingdom)	107,600	2,044,709

		58,060,289

Oil, Gas & Consumable Fuels — 4.5%
BG Group PLC (United Kingdom)	173,810	4,516,877
BP PLC (United Kingdom)	390,800	4,529,598
Chevron, Corp.	93,600	9,278,568
Cosmo Oil Co. Ltd. (Japan)	100,000	361,633
Equitable Resources, Inc.	16,501	1,139,559
Hess Corp.	85,399	10,776,500
Nippon Oil Corp. (Japan)	186,000	1,248,933
Novatek OAO, GDR (Russia)	8,900	773,410
Petrofac Ltd. (United Kingdom)	50,100	734,150
Petroleo Brasileiro SA, ADR (Brazil)	153,464	10,869,855
Repsol YPF SA (Spain)	44,800	1,758,153
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	129,100	5,169,561
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	42,000	3,431,820
Saipem SpA (Italy)	89,200	4,169,008
Schlumberger Ltd.	95,366	10,245,169
Sunoco, Inc.(a)	40,700	1,656,083
Weatherford International Ltd.*(a)	52,350	2,596,037
XTO Energy, Inc.	48,523	3,324,311

		76,579,225

Paper & Forest Products — 0.2%
DS Smith PLC (United Kingdom)	107,300	240,918
International Paper Co.(a)	142,500	3,320,250

		3,561,168

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Pharmaceuticals — 1.7%
Actelion Ltd. (Switzerland)*	17,700	$944,180
Astellas Pharma, Inc. (Japan)	33,700	1,428,168
AstraZeneca PLC (United Kingdom)	63,400	2,695,660
GlaxoSmithKline PLC (United Kingdom)	42,200	932,863
H. Lundbeck A/S (Denmark)	53,700	1,219,856
Merck & Co., Inc.	115,300	4,345,657
Novartis AG (Switzerland)	21,400	1,177,689
Novo Nordisk A/S (Class B Stock) (Denmark)	48,550	3,196,071
Pfizer, Inc.	203,700	3,558,639
Sanofi-Aventis (France)	38,900	2,584,868
Schering-Plough Corp.	99,800	1,965,062
Tanabe Seiyaku Co. Ltd. (Japan)	100	1,307
Teva Pharmaceutical Industries Ltd., ADR (Israel)	34,800	1,593,840
Wyeth	78,500	3,764,860

		29,408,720

Pipelines — 0.2%
Spectra Energy Corp.(a)	102,000	2,931,480

Real Estate — 0.7%
Aeon Mall Co. Ltd. (Japan)	33,800	999,501
CapitaLand Ltd. (Singapore)	543,000	2,274,889
PIK Group, GDR, (Russia) 144A*	42,500	1,105,000
ProLogis(a)	24,220	1,316,357
Raiffeisen International Bank Holding AG (Austria)	7,583	963,432
St. Joe Co. (The)(a)	144,306	4,952,582

		11,611,761

Retail & Merchandising — 1.3%
Centros Comerciales Sudamericanos
SA, ADR, (Chile) 144A*	12,700	573,000
Circle K Sunkus Co. Ltd. (Japan)	36,100	634,389
Costco Wholesale Corp.(a)	37,119	2,603,527
CVS Caremark Corp.	184,329	7,293,898
DSG International PLC (United Kingdom)	197,200	173,689
Esprit Holdings Ltd. (Hong Kong)	188,500	1,958,190
Plenus Co. Ltd. (Japan)	35,600	538,769
Rallye SA (France)	10,300	602,827
Shoppers Drug Mart Corp. (Canada)	40,600	2,225,296
Valora Holding AG (Switzerland)	600	159,283
Wal-Mart de Mexico SAB de CV (Mexico)	276,000	1,098,583
Wal-Mart Stores, Inc.	82,600	4,642,120

		22,503,571

Rubber/Plastic Products
Kureha Corp. (Japan)	55,000	332,015

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.(a)	115,500	2,480,940

Specialty Retail — 0.5%
Home Depot, Inc. (The)(a)	205,600	4,815,152
Lowe’s Cos., Inc.	208,198	4,320,109

		9,135,261

Steel Producers/Products
Voestalpine AG (Austria)	6,000	491,012

Telecommunications — 2.5%
America Movil SAB de CV, ADR
(Class L Stock) (Mexico)	153,299	8,086,522
BT Group PLC (United Kingdom)	486,200	1,926,168
China Mobile Ltd. (Hong Kong)	641,000	8,615,448
France Telecom SA (France)	34,500	1,011,785
Millicom International Cellular SA (Luxembourg)	13,600	1,407,600
MobileOne Ltd. (Singapore)	153,900	212,658
MTN Group Ltd. (South Africa)	96,844	1,532,944
Nippon Telegraph & Telephone Corp. (Japan)	400	1,958,846
NTT DoCoMo, Inc. (Japan)	1,500	2,203,701
QUALCOMM, Inc.	50,682	2,248,760
Qwest Communications International, Inc.(a)	210,500	827,265
Swisscom AG (Switzerland)	4,700	1,565,400
Telecom Italia SpA (Italy)	478,600	957,248
Telefonica SA (Spain)	28,900	764,805
Tesco PLC (United Kingdom)	437,900	3,202,932
Uniden Corp. (Japan)	18,000	92,386
Vimpel-Communications, ADR (Russia)(a)	34,300	1,018,024
Vodafone Group PLC (United Kingdom)	1,937,466	5,708,376

		43,340,868

Thrifts & Mortgage Finance
Bradford & Bingley PLC (United Kingdom)	84,700	107,987

Tobacco — 0.1%
Altria Group, Inc.	25,300	520,168
Philip Morris International, Inc.	24,800	1,224,872

		1,745,040

Transportation — 1.6%
CSX Corp.	51,621	3,242,315
Kuehne & Nagel International AG (Switzerland)	14,764	1,396,991
Neptune Orient Lines Ltd. (Singapore)	323,000	766,815
Norfolk Southern Corp.	83,407	5,227,117
Union Pacific Corp.	219,690	16,586,595

		27,219,833

Utilities — 0.8%
Drax Group PLC (United Kingdom)	43,862	642,527
E.ON AG (Germany)	13,300	2,680,545
Iberdrola Renovables SA (Spain)*	62,300	479,972
Illinois Tool Works, Inc.	85,300	4,052,603
McDermott International, Inc.*	59,361	3,673,852

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

			Shares	Value (Note 2)
COMMON STOCKS (Continued)
Utilities (cont’d.)
Pinnacle West Capital Corp.(a)			61,600	$1,895,432

				13,424,931

Water — 0.2%
Veolia Environment (France)			44,801	2,501,120

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.			438,800	4,168,600

TOTAL COMMON STOCKS (cost $1,039,997,274)				992,318,720

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS — 15.8%
Federal Home Loan Mortgage Corp.
4.689%(c)	03/01/35		$329	332,317
4.83%(c)	06/01/35		516	518,393
4.981%(c)	04/01/35		376	379,347
5.00%	07/01/36		177	170,145
5.50%	12/01/36-12/01/37		11,269	11,112,948
Federal National Mortgage Assoc.
4.50%	04/01/13-05/01/22		1,885	1,853,644
4.724%(c)	11/01/35		238	239,681
4.728%(c)	11/01/42-07/01/44		1,128	1,128,105
5.00%	11/01/33-04/01/48		30,070	28,849,097
5.00%	TBA		19,100	18,306,166
5.089%(c)	06/01/35		478	484,050
5.355%(c)	11/01/35		401	401,496
5.393%	09/01/14		1,905	1,926,360
5.50%	09/01/36-03/01/48		43,459	42,863,486
5.50%	TBA		15,200	14,981,500
5.70%	TBA		1,000	1,025,746
6.00%	09/01/16-05/13/38		65,181	65,809,800
6.00%	TBA		38,500	38,836,875
7.00%	08/01/37		650	683,597
Government National Mortgage Assoc.
5.00%	06/15/36		751	729,182
5.00%	TBA		3,000	2,906,250
5.50%	11/15/32-03/15/38		10,668	10,633,900
6.00%	04/15/36-10/15/37		13,058	13,274,132
6.00%	TBA		2,700	2,740,500
6.00%	TBA		2,000	2,030,000
6.50%	TBA		8,000	8,262,496

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $270,996,321)				270,479,213

U.S. TREASURY OBLIGATIONS — 10.1%
U.S. Treasury Bonds
4.375%	02/15/38		400	389,875
8.125%	08/15/19		500	667,812
8.50%	02/15/20		900	1,240,031
Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflationary Index Bonds
0.625%	04/15/13		20,000	20,248,374
0.875%	04/15/10		400	461,322
1.625%	01/15/15-01/15/18		13,400	14,196,140
1.75%	01/15/28		5,900	5,754,863
1.875%	07/15/13-07/15/15		9,350	11,054,911
2.00%	04/15/12-01/15/26		28,700	33,726,016
2.375%	04/15/11-01/15/27		38,750	44,744,648
2.50%	07/15/16		2,300	2,672,741
2.625%	07/15/17		12,300	14,078,893
3.00%	07/15/12		3,900	5,116,248
3.625%	04/15/28		3,600	5,965,603
3.875%	04/15/29		4,600	7,809,583
U.S. Treasury Notes
3.875%	05/15/18		200	198,328
4.50%	11/15/15		100	105,312
4.625%	11/15/16		4,500	4,746,447
4.875%	08/15/16		300	321,633

TOTAL U.S. TREASURY OBLIGATIONS (cost $171,129,822)				173,498,780

CORPORATE BONDS — 14.6%
Advertising
Omnicom Group, Inc., Gtd. Notes
5.90%	04/15/16	Baa1	200	195,418

Aerospace
Goodrich Corp., Sr. Unsec’d. Notes
6.29%	07/01/16	Baa3	100	101,630

Airlines
Southwest Airlines Co., Sr. Unsec’d. Notes
6.50%	03/01/12	Baa1	100	97,527

Automotive Parts — 0.2%
Autozone, Inc., Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2	1,500	1,496,202
6.50%	07/15/08	BBB(d)	100	100,108
6.95%	06/15/16	Baa2	2,400	2,501,885

				4,098,195

Banks — 2.3%
American Express Bank FSB, Notes (original cost $7,482,525; purchased 04/11/2008)(f)(g)
5.50%	04/16/13	Aa3	7,500	7,333,342
Sr. Unsec’d. Notes
2.495%(c)	06/12/09	Aa3	500	496,435
2.613%(c)	05/29/12	Aa3	200	187,657
6.00%	09/13/17	Aa3	300	289,458
American Express Centurion Bank, Sr. Unsec’d. Notes
6.00%	09/13/17	Aa3	3,200	3,087,555

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†			Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America Corp., Jr. Sub. Notes
8.125%(c)	12/29/49	A1			$3,400	$3,213,884
Sr. Unsec’d. Notes
2.97%(c)	10/14/16	Aa2			500	452,051
5.65%	05/01/18	Aa2			5,000	4,667,935
Sub. Notes, MTN
4.625%	02/07/17	Aa3		EUR	300	412,073
4.75%(c)	05/23/17	Aa2		EUR	600	858,507
Bank of America NA, Notes
2.786%(c)	06/12/09	Aaa			500	498,746
3.316%(c)	05/12/10	Aaa			900	895,954
Sr. Notes
0.801%	07/07/08			JPY	20,000	188,351
2.813%(c)	12/18/08	Aaa			650	648,519
Sr. Unsec’d. Notes
3.351%(c)	06/23/10	Aaa			1,600	1,594,869
Banque Centrale de Tunisie, Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa2			100	105,750
BNP Paribas Covered Bonds SA, Covered, MTN (France)
4.75%	05/28/13	Aaa		EUR	500	764,989
BNP Paribas, Jr. Sub. Notes, 144A (France) (original cost $193,026; purchased 11/28/2006)(f)(g)
5.186%(c)	06/29/49	Aa3			200	173,718
HBOS Capital Funding LP, Bank Gtd. Notes (United Kingdom)
9.54%(c)	03/31/49	A1		GBP	200	399,721
HBOS PLC, Sub. Notes, 144A (original cost $686,035; purchased 05/10/2007)(f)(g)
5.92%(c)	09/29/49	A1			700	498,541
HBOS PLC. Sub. Notes, 144A (United Kingdom) (original cost $1,195,008; purchased 05/15/2008)(f)(g)
6.75%	05/21/18	Aa3			1,200	1,147,642
HBOS Treasury Services PLC, Bank Gtd. Notes, MTN, 144A (United Kingdom) (original cost $800,120; purchased 12/12/2006)(f)(g)
2.482%(c)	07/17/08	Aa2			800	799,978
HSBC Holdings PLC, Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3			600	557,861
JPMorgan Chase Bank NA, Jr. Sub. Notes
4.375%(c)	11/30/21	Aa1		EUR	600	788,428
Sub. Notes
6.00%	10/01/17	Aa1			2,000	1,942,886
National Australia Bank Ltd., Sub. Notes, MTN (Australia)
3.031%(c)	06/29/16	Aa2			300	279,868
Rabobank Capital Funding Trust, Gtd. Notes, 144A (original cost $195,166; purchased 12/15/2006)(f)(g)
5.254%(c)	12/29/49	Aa2			200	171,757
Rabobank Nederland NV, Notes, 144A (Netherlands) (original cost $2,200,000; purchased 05/14/2008)(f)(g)
3.119%(c)	05/19/10	Aaa			2,200	2,196,190
Realkredit Danmark A/S, Mortgage
5.00%	10/01/38	Aaa		DKK	4,249	808,861
RSHB Capital SA for OJSC Russian Agricultural Bank, Bonds, 144A (Luxembourg)
7.175%	05/16/13	A3			3,000	3,003,300
VTB Capital SA for Vneshtorgbank, Sr. Notes, 144A (Luxembourg) (original cost $300,000; purchased 10/27/2006)(f)(g)
3.384%(c)	08/01/08	A2			300	297,000

						38,761,826

Biotechnology — 0.1%
Amgen, Inc., Sr. Notes
6.15%	06/01/18	A3			100	100,505
Sr. Unsec’d. Notes
2.726%(c)	11/28/08	A+	(d)		1,400	1,395,720

						1,496,225

Building Materials — 0.1%
Masco Corp., Sr. Unsec’d. Notes
6.125%	10/03/16	Baa2			1,000	906,135

Chemicals — 0.1%
Cytec Industries, Inc., Notes
6.00%	10/01/15	Baa3			1,000	977,910

Commercial Services
Western Union Co. (The), Gtd. Notes
5.93%	10/01/16	A3			100	98,077

Computer Services & Software — 0.1%
Computer Sciences Corp., Sr. Unsec’d. Notes, 144A (original cost $1,000,220; purchased 05/15/2008)(f)(g)
5.50%	03/15/13	Baa1			1,000	986,084
(original cost $1,125,373; purchased 04/01/08 – 04/22/08)(f)(g)
6.50%	03/15/18	Baa1			1,100	1,105,327

						2,091,411

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Construction — 0.4%
C8 Capital SPV Ltd., (Mexico) Notes
6.64%(c)	12/29/49	BBB-(d)		$5,000	$4,690,000
Notes, 144A (original cost $1,889,852; purchased 02/06/07 – 03/28/07)(f)(g)
6.64%(c)	12/29/49	BBB-(d)		1,900	1,761,148
DR Horton, Inc., Gtd. Notes
6.00%	04/15/11	Ba2		100	91,500

					6,542,648

Consumer Products & Services
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes
4.00%	05/01/10	Baa2		100	98,000

Containers & Packaging
Rexam PLC, Bonds, 144A (United Kingdom) (original cost $497,815; purchased 05/28/2008)(f)(g)
6.75%	06/01/13	Baa3		500	499,218
Sealed Air Corp., Sr. Unsec’d. Notes, 144A (original cost $98,058; purchased 10/19/2006)(f)(g)
5.625%	07/15/13	Baa3		100	96,615

					595,833

Diversified Financial Services — 1.0%
BAE Systems Holdings, Inc., Gtd. Notes, 144A (original cost $104,671; purchased 04/04/2007)(f)(g)
6.40%	12/15/11	Baa2		100	102,819
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $212,500; purchased 03/15/2007)(f)(g)
7.75%	07/15/11	Ba3		200	201,486
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
7.25%	10/25/11	B1		450	348,732
7.80%	06/01/12	B1		50	38,670
GATX Financial Corp., Sr. Notes
5.125%	04/15/10	Baa1		100	99,846
5.50%	02/15/12	Baa3		1,000	991,891
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
2.816%(c)	03/16/09	Aaa		500	500,020
2.907%(c)	10/24/08	Aaa		100	99,888
2.918%(c)	10/21/10	Aaa		300	298,028
3.558%(c)	05/22/13	Aaa		600	596,143
5.625%	09/15/17	Aaa		2,000	1,955,860
Sub. Notes, 144A (original cost $798,471; purchased 08/30/07)(f)(g)
6.50%(c)	09/15/36	Aa1	GBP	400	733,792
(original cost $1,397,325; purchased 08/30/07)(f)(g)
6.50%(c)	09/15/37	Aa1	GBP	700	1,284,135
GMAC LLC, Sr. Unsec’d. Notes
3.926%(c)	05/15/09	Ba1		1,700	1,598,457
6.75%	12/01/14	Ba1		100	66,045
Unsub. Notes, MTN
3.951%(c)	09/23/08	Ba1		600	590,885
Kaupthing Bank, Sr. Notes, 144A (Iceland) (original cost $99,475; purchased 10/19/2006)(f)(g)
5.75%	10/04/11	A1		100	80,959
ORIX Corp., Unsub. Notes (Japan)
5.48%	11/22/11	A3		100	92,476
Petroleum Export Ltd., Sr. Notes (Cayman Islands)(g)
5.265%	06/15/11	Baa1		2,748	2,727,075
Rockies Express Pipeline LLC, Gtd. Notes, 144A (original cost $598,300; purchased 09/17/2007)(f)(g)
4.25%(c)	08/20/09	Baa2		600	600,404
SLM Corp., Sr. Unsec’d. Notes, MTN
3.13%(c)	07/25/08	Baa2		200	199,322
SMFG Preferred Capital, Sub. Notes, 144A (original cost $200,000; purchased 12/13/2006)(f)(g)
6.078%(c)	12/25/49	A2		200	169,106
TNB Capital (L) Ltd., Gtd. Notes, 144A (Malaysia)
5.25%	05/05/15	Baa1		200	199,952
TransCapitalInvest Ltd. for OJSC AK Transneft, Notes
6.103%	06/27/12	A2		4,000	4,025,000

					17,600,991

Diversified Operations
EnCana Holdings Finance Corp., Gtd. Notes (Canada)
5.80%	05/01/14	Baa2		100	101,083

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Operations (cont’d.)
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $300,000; purchased 08/09/2006)(f)(g)
2.728%(c)	08/14/09	A1		$300	$300,024

					401,107

Electric — 0.4%
American Electric Power Co., Inc., Sr. Unsec’d. Notes
5.25%	06/01/15	Baa2		1,300	1,251,962
Consumers Energy Co., First Mortgage
5.00%	02/15/12	Baa1		200	198,128
Empresa Nacional de Electricidad SA/Chile, Unsub. Notes (Chile)
8.625%	08/01/15	Baa3		1,000	1,136,790
Enersis SA, Sr. Unsec’d. Notes (Chile)
7.375%	01/15/14	Baa3		1,000	1,062,167
FirstEnergy Corp., Sr. Unsec’d. Notes
6.45%	11/15/11	Baa3		100	102,610
Majapahit Holding BV, Gtd. Notes (Netherlands)
7.25%	10/17/11	Ba3		1,850	1,802,490
Nisource Finance Corp., Gtd. Notes
6.80%	01/15/19	Baa3		1,000	986,058
NRG Energy, Inc., Gtd. Notes
7.375%	01/15/17	B1		500	472,500

					7,012,705

Energy – Energy Resources — 0.1%
Spectra Energy Capital LLC, Sr. Unsec’d. Notes
5.668%	08/15/14	Baa1		1,000	976,967

Financial – Bank & Trust — 1.4%
Bank of Scotland PLC, Bank Gtd. Notes, MTN (United Kingdom)
5.625%	05/23/13	Aa1	EUR	1,500	2,274,302
Bankinter SA, Covered, MTN (Spain)
5.00%	05/14/10	Aaa	EUR	700	1,084,319
Barclays Bank PLC, (United Kingdom) Sr. Unsub. Notes
5.45%	09/12/12	Aa1		800	809,294
Sub. Notes, 144A (original cost $3,500,000; purchased 04/18/2008)(f)(g)
7.70%(c)	04/29/49	Aa2		3,500	3,529,470
Sub. Notes, MTN
6.00%	01/23/18	Aa2	EUR	600	906,162
8.25%(c)	12/15/49	Aa2	GBP	200	405,080
Caisse Nationale des Caisses d’Epargne et de Prevoyance, Jr. Sub. Notes, MTN (France)
6.117%(c)	10/29/49	A1	EUR	300	$399,763
Deutsche Bank AG, Notes (Germany)
4.875%	05/20/13	Aa1		1,300	1,278,820
DnB Nor Boligkreditt, Covered, MTN (Norway)
4.50%	05/16/11	Aaa	EUR	500	767,069
Export-Import Bank of Korea, Notes (South Korea)
3.166%(c)	06/01/09	Aa3		500	495,497
Sr. Unsec’d. Notes, MTN (Korea)
5.75%	05/22/13	Aa3	EUR	300	453,877
Glitnir Banki HF, Bonds, 144A (Iceland) (original cost $200,427; purchased 01/12/07, 02/22/07)(f)(g)
3.204%(c)	01/18/12	A1		200	154,895
HSBC Capital Funding LP, Bank Gtd. Notes, 144A (original cost $785,309; purchased 05/09/2007)(f)(g)
9.547%(c)	12/29/49	A1		700	730,369
Mizuho Financial Group Cayman Ltd., Bank Gtd. Notes (Cayman Islands)
8.375%	12/29/49	Aa3		700	701,407
Morgan Stanley,
Sr. Notes, MTN
2.803%(c)	01/15/10	Aa3		1,600	1,547,417
Sr. Unsec’d. Notes, MTN
4.778%(c)	05/14/10	Aa3		1,200	1,195,367
6.00%	04/28/15	Aa3		2,500	2,390,047
6.625%	04/01/18	Aa3		2,600	2,463,565
Royal Bank of Scotland PLC,
Jr. Sub. Notes (United Kingdom)
7.092%(c)	10/29/49	A1	EUR	100	135,592
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $300,000; purchased 10/18/2007)(f)(g)
6.671%(c)	10/29/49	Aa2		300	289,819
Santander US, Bank Gtd. Notes, 144A (Spain) (original cost $200,000; purchased 11/21/2006)(f)(g)
2.733%(c)	11/20/09	Aa1		200	198,053
State Street Capital Trust III, Gtd. Notes
8.25%(c)	12/29/49	A1		1,000	1,011,510
State Street Capital Trust IV, Gtd. Notes
3.776%(c)	06/15/37	A1		300	230,322
Toronto-Dominion Bank, Sr. Unsec’d. Notes (Canada)
5.375%	05/14/15	Aaa	EUR	500	762,352

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Wells Fargo & Co., Sr. Unsec’d. Notes
4.375%	01/31/13	Aa1		$500	$484,153
Wells Fargo Capital III, Notes, MTN
7.70%(c)	12/29/49	Aa3		100	99,405

					24,797,926

Financial Services — 4.4%
American Express Co., Sr. Unsec’d. Notes
7.00%	03/19/18	A1		1,220	1,234,978
American Express Credit Corp., Sr. Unsec’d. Notes, MTN
2.606%(c)	10/04/10	Aa3		300	288,819
3.883%(c)	05/27/10	Aa3		600	595,088
5.875%	05/02/13	Aa3		400	397,670
American General Finance Corp., Notes
6.90%	12/15/17	A1		4,400	3,834,886
American Honda Finance Corp., Notes, MTN, 144A (original cost $1,600,000; purchased 06/16/2008)(f)(g)
3.553%(c)	06/20/11	Aa3		1,600	1,597,782
Bear Stearns Cos., Inc. (The), Notes
6.95%	08/10/12	Aa2		900	935,795
Sr. Unsec’d. Notes
6.40%	10/02/17	Aa2		100	98,819
7.25%	02/01/18	Aa2		1,100	1,147,921
Broadway Credit Card Trust, Asset Backed (Canada)
5.234%	06/17/11	Aaa	CAD	1,200	1,178,747
Capital One Financial Corp., Sr. Unsec’d. Notes
6.75%	09/15/17	A3		600	594,496
Caterpillar Financial Services Corp., Notes, MTN
3.334%(c)	06/25/10	A2		1,500	1,498,482
Sr. Unsec’d. Notes, MTN
3.559%(c)	06/24/11	A2		4,600	4,593,698
Citigroup Captial XXI, Gtd. Notes
8.30%(c)	12/21/47	A1		2,000	1,888,658
Citigroup Finance Canada, Inc., Gtd. Notes, MTN (Canada) (original cost $399,448; purchased 05/14/2008)(f)(g)
5.50%	05/21/13	Aa3	CAD	400	386,372
Citigroup Funding, Inc., Gtd. Notes, MTN
2.481%(c)	04/23/09	Aa3		500	493,399
3.82%(c)	05/07/10	Aa3		2,100	2,083,551
Citigroup, Inc., Jr. Sub. Notes
8.40%(c)	04/29/49	A2		4,200	3,992,562
Sr. Unsec’d. Notes
2.848%(c)	12/26/08	Aa3		100	99,601
5.50%	04/11/13	Aa3		2,100	2,049,552
6.125%	11/21/17	Aa3		1,900	1,823,436
6.125%	05/15/18	Aa3		1,700	1,626,844
CM-CIC, Covered Bonds, MTN (France)
5.25%	06/09/10	Aaa	EUR	500	782,701
Credit Suisse USA, Inc., Gtd. Notes
2.775%(c)	11/20/09	Aa1		100	98,846
GE Capital UK Funding, Gtd. Notes (Ireland)
6.00%	04/11/13	Aaa	GBP	1,400	2,708,128
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
2.841%(c)	12/23/08	Aa3		800	797,218
2.891%(c)	12/22/08	Aa3		200	195,259
3.101%(c)	06/28/10	Aa3		300	291,671
5.95%	01/18/18	Aa3		3,200	3,071,862
6.15%	04/01/18	Aa3		700	679,111
Sub. Notes
6.75%	10/01/37	A1		2,900	2,652,763
HSBC Finance Corp., Sr. Unsec’d. Notes
2.878%(c)	10/21/09	Aa3		100	97,650
HSBC Financial Corp. Ltd., Gtd. Notes (Canada)
4.20%(c)	05/03/12	Aa3	CAD	200	194,806
International Lease Finance Corp., Sr. Unsec’d. Notes
3.158%(c)	04/20/09	A1		100	98,868
JPMorgan Chase & Co., Notes, MTN
2.884%(c)	06/25/10	Aa2		400	394,691
Sr. Notes
6.00%	01/15/18	Aa2		1,100	1,071,556
Sr. Unsec’d. Notes, MTN
2.859%(c)	06/26/09	Aa2		500	499,152
JPMorgan Chase Capital XX, Gtd. Notes
6.55%	09/29/36	Aa3		100	86,483
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	02/02/37	Aa3		200	171,427
Landsbanki Islands HF, Sr. Unsec’d. Notes, 144A (original cost $101,150; purchased 10/23/2006)(f)(g)
6.10%	08/25/11	A2		100	92,734

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
Lehman Brothers Holdings, Inc., Notes, MTN
2.851%(c)	12/23/08	A2		$700	$686,599
Sr. Notes
2.82%(c)	11/16/09	A2		400	381,185
Sr. Unsec’d. Notes
2.778%(c)	05/25/10	A2		200	185,260
Sr. Unsec’d. Notes, MTN
5.625%	01/24/13	A2		4,800	4,543,224
6.875%	05/02/18	A2		1,100	1,064,916
Merrill Lynch & Co., Inc., Notes, MTN
2.96%(c)	10/23/08	A2		200	198,819
6.875%	04/25/18	A2		4,900	4,663,457
Sr. Unsec’d. Notes, MTN
2.756%(c)	12/04/09	A2		400	383,424
4.966%(c)	05/12/10	A2		2,400	2,361,934
4.984%(c)	05/12/10	A2		1,200	1,180,967
Morgan Stanley, Sr. Unsec’d. Notes
3.193%(c)	10/15/15	Aa3		100	87,638
National Rural Utilities Cooperative Finance Corp., Sr. Sec’d. Notes
3.576%(c)	07/01/10	A1		200	199,801
Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) (original cost $998,160; purchased 04/29/2008)(f)(g)
6.25%	05/06/18	Baa1		1,000	988,491
TNK-BP Finance SA, Gtd. Notes (Luxembourg)
7.50%	07/18/16	Baa2		1,750	1,658,037
UBS AG, (Switzerland) Notes, MTN
3.733%(c)	06/19/10	Aa1		2,400	2,393,196
5.75%	04/25/18	Aa1		3,800	3,626,021
Sr. Unsec’d. Notes
5.875%	12/20/17	Aa2		1,000	972,750
Sr. Unsec’d. Notes, MTN (original cost $1,000,000; purchased 05/01/2008)(f)(g)
3.704%(c)	05/05/10	Aa2		1,000	996,078
UFJ Finance Aruba AEC, Bank Gtd. Notes (Aruba)
8.75%	11/29/49	Aa3		400	400,280
Unicredit Luxembourg Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $1,300,000; purchased 10/17/2006)(f)(g)
2.97%(c)	10/24/08	Aa2		1,300	1,299,098

					74,697,257

Foods
Kraft Foods, Inc., Sr. Unsec’d. Notes
6.25%	06/01/12	Baa2		100	102,159
Sara Lee Corp.,
Sr. Unsec’d. Notes
6.25%	09/15/11	Baa1		100	102,381
Tate & Lyle International Finance PLC, Gtd. Notes, 144A (United Kingdom) (original cost $102,333; purchased 02/21/2007)(f)(g)
6.125%	06/15/11	Baa2		100	100,769

					305,309

Forest Products & Paper
Weyerhaeuser Co., Sr. Unsec’d. Notes
3.802%(c)	09/24/09	Baa2		500	494,215

Gaming
Mandalay Resort Group, Gtd. Notes
6.50%	07/31/09	Ba2		300	296,250

Healthcare Services
HCA, Inc., Sr. Sec’d. Notes
9.25%	11/15/16	B2		500	515,000

Healthcare Products
Boston Scientific Corp., Sr. Unsec’d. Notes
6.00%	06/15/11	Ba2		100	97,750

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes
6.75%	05/15/18	Baa3		600	565,839

Insurance — 0.7%
Ace INA Holdings, Inc., Gtd. Notes
5.80%	03/15/18	A3		1,000	960,983
Allstate Life Global Funding Trusts, Notes, MTN
5.375%	04/30/13	Aa2		800	796,863
American International Group, Inc., Jr. Sub. Debs., 144A (original cost $1,201,590; purchased 05/13/08 – 05/20/08)(f)(g)
8.175%(c)	05/15/38	A1		1,200	1,129,331
Jr. Sub. Notes
4.875%(c)	03/15/37	A1	EUR	100	117,446
Jr. Sub. Notes, 144A (original cost $1,294,176; purchased 05/18/2008)(f)(g)
8.00%(c)	05/22/38	A1	EUR	1,300	2,020,875
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	Aa3		500	468,427
SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Genworth Financial, Inc., Sr. Unsec’d. Notes, MTN
6.515%	05/22/18	A2		$1,000	$936,079
Liberty Mutual Group, Inc., Notes, 144A (original cost $969,190; purchased 06/03/2008)(f)(g)
5.75%	03/15/14	Baa2		1,000	965,314
Marsh & Mclennan Cos., Inc., Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2		2,000	1,982,914
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A (original cost $190,698; purchased 06/26/2008)(f)(g)
3.026%(c)	03/15/12	Aa2		200	196,539
(original cost $600,000; purchased 04/07/2008)(f)(g)
3.085%(c)	04/13/09	Aa2		600	600,162
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN
5.30%	04/24/13	Aa2		500	500,003
Travelers Cos., Inc., Sr. Unsec’d. Notes
5.80%	05/15/18	A2		1,000	972,100

					11,647,036

Lodging
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)
8.00%	05/15/10	Ba1		200	202,000

Media — 0.1%
Time Warner, Inc., Gtd. Notes
2.915%(c)	11/13/09	Baa2		1,100	1,068,959
Vivendi, Notes, 144A (France) (original cost $982,160; purchased 04/18/2008)(f)(g)
5.75%	04/04/13	Baa2		1,000	988,227

					2,057,186

Medical Supplies & Equipment — 0.2%
Baxter International, Inc., Sr. Unsec’d. Notes
5.375%	06/01/18	A3		1,000	988,211
Covidien International Finance SA, Gtd. Notes, 144A (Luxembourg)
6.00%	10/15/17	Baa1		2,000	2,024,186
Mckesson Corp., Sr. Unsec’d. Notes
5.70%	03/01/17	Baa3		100	96,161

					3,108,558

Metals & Mining — 0.4%
Alcan, Inc., Debs. (Canada)
6.45%	03/15/11	A3		100	103,475
Alcoa, Inc., Sr. Unsec’d. Notes
6.00%	01/15/12	Baa1		1,000	1,001,106
BHP Billiton Finance Ltd., Gtd. Notes (Australia)
5.125%	03/29/12	A1		300	299,143
Codelco, Inc., Unsec’d. Notes (Chile)
6.15%	10/24/36	Aa3		750	720,719
Falconbridge Ltd., Sr. Unsec’d. Notes (Canada)
5.375%	06/01/15	Baa2		1,200	1,126,478
7.35%	06/05/12	Baa2		100	103,781
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
5.883%(c)	04/01/15	Ba2		200	201,972
Vale Overseas Ltd., Gtd. Notes
6.25%	01/11/16	Baa3		1,400	1,367,402
6.25%	01/23/17	Baa3		1,000	967,976
8.25%	01/17/34	Baa3		750	811,444

					6,703,496

Office Equipment
Xerox Corp., Gtd. Notes
9.75%	01/15/09	Baa3		100	102,937

Oil, Gas & Consumable Fuels — 0.7%
Gaz Capital SA, Sr. Notes (Luxembourg)
5.875%	06/01/15	Baa1	EUR	1,500	2,103,080
Nabors Industries, Inc., Gtd. Notes, 144A (original cost $1,030,290; purchased 05/20/2008)(f)(g)
6.15%	02/15/18	A3		1,000	1,010,765
Petrobras International Finance Co., Gtd. Notes (Aruba)
5.875%	03/01/18	Baa1		2,000	1,923,888
Petronas Capital Ltd., Gtd. Notes (Malaysia)
7.875%	05/22/22	A1		500	607,554
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds(g)
5.298%	09/30/20	Aa2		3,550	3,310,730
Ras Laffan Liquefied Natural Gas Co. Ltd. III, Sr. Sec’d. Notes (original cost $2,974,530; purchased 12/06/07)(f)(g)
5.832%	09/30/16	Aa2		3,000	2,911,800

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Transocean, Inc., Sr. Unsec’d. Notes
2.873%(c)	09/05/08	Baa2	$300	$299,606

				12,167,423

Petroleum Exploration & Production — 0.5%
ABN Amro Bank/Deutschland for OAO Gazprom, Sec’d. Notes (Germany)
9.625%	03/01/13	A3	4,800	5,299,440
Tengizchevroil Finance Co. SARL, Sr. Sec’d. Notes(g)
6.124%	11/15/14	Baa3	2,554	2,451,600

				7,751,040

Pharmaceuticals — 0.3%
Cardinal Health, Inc., Sr. Unsec’d. Notes
2.958%(c)	10/02/09	Baa2	300	294,610
6.00%	06/15/17	Baa2	1,000	991,106
GlaxoSmithKline Capital, Inc., Gtd. Notes
3.383%(c)	05/13/10	A1	700	701,858
4.85%	05/15/13	A1	900	898,787
6.375%	05/15/38	A1	2,000	1,985,264
Merck & Co., Inc., Sr. Unsec’d. Notes
4.75%	03/01/15	Aa3	200	197,518

				5,069,143

Pipelines — 0.2%
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A (original cost $500,000; purchased 12/14/2007)(f)(g)
6.514%	12/15/12	Baa3	500	507,629
Roseton/Danskammer, Pass-Through Certificates
7.27%	11/08/10	Ba3	162	163,111
Spectra Energy Capital LLC, Gtd. Notes
6.20%	04/15/18	Baa1	2,400	2,335,066

				3,005,806

Real Estate Investment Trusts — 0.1%
HCP, Inc., Sr. Unsec’d. Notes, MTN
6.70%	01/30/18	Baa3	1,000	899,073
Health Care REIT, Inc., Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	300	278,822
Nationwide Health Properties, Unsec’d. Notes
6.50%	07/15/11	Baa3	200	202,538
Simon Property Group LP, Sr. Unsec’d. Notes
5.25%	12/01/16	A3	500	459,352
5.75%	12/01/15	A3	100	97,052
Vornado Realty LP, Sr. Unsec’d. Notes
5.60%	02/15/11	Baa2	100	98,347

				2,035,184

Retail & Merchandising — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes
5.75%	08/15/11	Baa2	100	102,461
JC Penney Corp., Inc., Sr. Unsec’d. Notes
7.375%	08/15/08	Baa3	200	200,538
Kohls Corp., Sr. Unsec’d. Notes
6.25%	12/15/17	Baa1	100	95,337
Limited Brands, Inc., Sr. Unsec’d. Notes
6.90%	07/15/17	Baa3	500	454,326
Nordstrom, Inc., Sr. Unsec’d. Notes
6.25%	01/15/18	Baa1	1,400	1,362,780
Target Corp., Sr. Unsec’d. Notes
7.00%	01/15/38	A2	500	512,647
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
5.80%	02/15/18	Aa2	200	207,079

				2,935,168

Specialty Retail — 0.1%
Home Depot, Inc. (The), Sr. Unsec’d. Notes
2.901%(c)	12/16/09	Baa1	200	194,798
5.40%	03/01/16	Baa1	1,000	918,253

				1,113,051

Telecommunications — 0.2%
America Movil SAB de CV, Gtd. Notes (Mexico)
5.50%	03/01/14	A3	2,350	2,310,861
BellSouth Corp., Gtd. Notes
2.776%(c)	08/15/08	A2	200	199,873
Sr. Unsec’d. Notes
5.20%	09/15/14	A2	100	98,547
CenturyTel, Inc., Sr. Unsec’d. Notes
6.00%	04/01/17	Baa2	200	180,058
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)
8.25%	06/15/30	Baa1	100	114,738
Embarq Corp., Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	100	96,488

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Motorola, Inc., Sr. Unsec’d. Notes
6.00%	11/15/17	Baa2		$100	$87,410
Rogers Wireless, Inc., Sr. Sec’d. Notes (Canada)
7.25%	12/15/12	Baa3		100	105,868
Sprint Nextel Corp., Sr. Unsec’d. Notes
6.00%	12/01/16	Baa3		200	172,000
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)
6.999%	06/04/18	Baa2		500	504,259

					3,870,102

Tobacco — 0.2%
Philip Morris International, Inc., Sr. Unsec’d. Notes
5.65%	05/16/18	A2		2,000	1,943,924
Reynolds American, Inc., Sr. Sec’d. Notes
3.476%(c)	06/15/11	Ba1		500	475,000
UST, Inc., Sr. Unsec’d. Notes
6.625%	07/15/12	A3		200	209,210

					2,628,134

Transportation
CSX Corp., Sr. Unsec’d. Notes
6.30%	03/15/12	Baa2		100	100,197
Ryder System, Inc., Sr. Unsec’d. Notes, MTN
5.85%	11/01/16	Baa1		100	95,100

					195,297

Utilities — 0.1%
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes
5.70%	04/01/17	Baa3		1,000	951,122
Exelon Corp., Sr. Unsec’d. Notes
4.90%	06/15/15	Baa1		1,000	920,133
6.75%	05/01/11	Baa1		100	102,733

					1,973,988

TOTAL CORPORATE BONDS (cost $257,475,244)					250,387,700

FOREIGN GOVERNMENT BONDS — 3.5%
Bundesrepublik Deutschland Bond, Bonds (Germany)
3.75%	01/04/17	Aaa	EUR	600	886,850
4.00%	07/04/16	Aaa	EUR	2,500	3,768,303
4.25%	07/04/39	Aaa	EUR	2,800	3,972,963
4.75%	07/04/34	Aaa	EUR	1,300	1,990,138
5.50%	01/04/31	Aaa	EUR	5,450	9,176,978
5.625%	01/04/28	Aaa	EUR	1,160	1,972,880
Canada Housing Trust, Bonds (Canada)
3.95%	06/15/13	Aaa	CAD	1,100	1,078,846
Foreign Gov’t. Gtd. Notes, 144A (original cost $2,432,258; purchased 06/25/2008)(f)(g)
4.55%	12/15/12	Aaa	CAD	2,400	2,412,945
Federative Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
12.50%	01/05/22	Ba1	BRL	1,500	931,009
France Government Bond Oat, Bonds (France)
2.50%	07/25/13	Aaa	EUR	2,352	3,768,289
4.00%	10/25/38	Aaa	EUR	200	265,894
Indonesia Government International Bond, Sr. Unsec’d. Notes (Indonesia)
6.875%	03/09/17	Ba3		700	669,963
Ireland Government Bond, Sr. Unsub. Notes (Ireland)
4.40%	06/18/19	Aaa	EUR	1,100	1,634,274
Mexico Government International Bond, (Mexico) Sr. Unsec’d. Notes
6.75%	09/27/34	Baa1		1,500	1,591,500
Sr. Unsec’d. Notes, MTN
8.00%	09/24/22	Baa1		400	486,800
Netherlands Government Bond, Bonds (Netherlands)
3.75%	07/15/14	Aaa	EUR	200	298,467
Quebec Provice, Bonds (Canada)
5.00%	12/01/38	Aa2	CAD	500	502,569
Republic of Argentina, Sr. Unsec’d. Notes (Argentina)
3.092%(c)	08/03/12	B3		148	79,624
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
10.25%	01/10/28	Ba2	BRL	2,200	1,159,628
Republic of Colombia, Unsec’d. Notes (Colombia)
7.375%	01/27/17	Ba2		300	325,200
7.375%	09/18/37	Ba2		1,475	1,578,250
Republic of Indonesia, Sr. Unsec’d. Notes (Indonesia)
6.75%	03/10/14	B1		750	751,799
Republic of Panama, Unsec’d. Notes (Panama)
7.125%	01/29/26	Ba1		900	949,500
Republic of Peru, Sr. Unsec’d. Notes (Peru)
7.35%	07/21/25	Ba3		500	557,500
Republic of Venezuela, Unsec’d. Notes (Venezuela)
6.00%	12/09/20	B2		700	498,960

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†			Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (Continued)
Russian Federation Regulations, Unsub. Notes (Russia)
7.50%(v)	03/31/30	Baa2			$1,527	$1,712,846
8.25%	03/31/10	Baa1			7,372	7,687,294
Spanish Government Bond, Bonds (Spain)
4.75%	07/30/14	Aaa		EUR	1,000	1,567,654
5.75%	07/30/32	Aaa		EUR	160	271,771
Ukraine Government, Bonds (Ukraine)
6.385%	06/26/12	B1			1,500	1,433,880
Sr. Unsec’d. Notes
7.65%	06/11/13	B1			800	778,000
United Kingdom Gilt, Bonds (United Kingdom)
2.50%	05/20/09	Aaa		GBP	100	540,243
4.25%	03/07/11	Aaa		GBP	200	389,057
4.50%	12/07/42	AAA	(d)	GBP	500	969,495
5.75%	12/07/09	Aaa		GBP	2,000	4,013,545

TOTAL FOREIGN GOVERNMENT BONDS (cost $60,205,888)						60,672,914

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1
5.14%(c)	09/25/35	Aaa			543	517,823
American Home Mortgage Investment Trust, Series 2005-2, Class 5A2
2.633%(c)	09/25/35	Aaa			57	56,975
Banc of America Large Loan, Inc., Series 2007-BMB1, Class A1, 144A (original cost $587,605; purchased 10/05/2007)(f)(g)
2.981%(c)	06/15/29	Aaa			588	565,353
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.653%(c)	10/25/33	Aaa			38	36,837
Series 2003-9, Class 2A1
4.476%(c)	02/25/34	Aaa			438	424,838
Series 2004-2, Class 22A
4.409%(c)	05/25/34	Aaa			97	91,035
Series 2004-10, Class 21A1
4.863%(c)	01/25/35	Aaa			708	684,638
Series 2004-10, Class 22A1
4.96%(c)	01/25/35	Aaa			510	490,221
Series 2005-2, Class A1
4.125%(c)	03/25/35	Aaa			830	791,634
Series 2005-2, Class A2
4.125%(c)	03/25/35	Aaa			393	375,861
Series 2005-5, Class A1
4.55%(c)	08/25/35	Aaa			468	440,846
Series 2005-5, Class A2
4.55%(c)	08/25/35	Aaa			1,507	1,429,447
Series 2005-7, Class 22A1
5.701%(c)	09/25/35	Aaa			267	219,958
Series 2005-9, Class A1
4.625%(c)	10/25/35	Aaa			149	143,192
Series 2005-9, Class 24A1
5.558%(c)	11/25/35	Aaa			287	238,731
Bear Stearns Alt-A Trust,
Series 2005-10, Class 24A1
5.869%(c)	01/25/36	Aaa			429	350,065
Series 2006-2, Class 23A1
5.96%(c)	03/25/36	Aaa			567	432,010
Series 2006-5, Class 2A2
6.25%(c)	08/25/36	Aaa			412	321,585
Series 2006-6, Class 32A1
5.796%(c)	10/25/36	Aaa			214	157,494
Series 2006-8, Class 3A1
2.643%(c)	02/25/36	Aaa			227	163,200
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A (original cost $250,621; purchased 01/15/2008)(f)(g)
2.703%(c)	12/25/36	Aaa			310	210,801
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1
5.674%(c)	09/25/37	Aaa			699	581,105
Series 2007-R6, Class 2A1
5.777%(c)	09/25/37	Aaa			446	366,538
Series 2007-R7, Class A1, 144A (original cost $1,017,243; purchased 08/27/07, 06/13/2008)(f)(g)
2.593%(c)	01/26/37	Aaa			1,021	1,012,177
CC Mortgage Funding Corp., Series 2007-2A, Class A1, 144A (original cost $471,132; purchased 06/05/2007)(f)(g)
2.613%(c)	05/25/48	Aaa			471	329,669
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B
5.70%(c)	12/10/49	Aaa			300	283,153
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B
4.68%(c)	08/25/35	Aaa			489	435,517
Series 2005-6, Class A1
4.748%(c)	08/25/35	Aaa			279	265,428
Series 2005-6, Class A2
4.248%(c)	08/25/35	Aaa			147	138,351
Commercial Mortgage Pass-Through Certificates, Series 1999-1, Class A2
6.455%	09/15/08	Aaa			17	16,988

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A3
5.25%	06/25/35	Aaa		$51	$44,325
Series 2006-OA12, Class A1A
2.562%(c)	07/21/46	Aaa		43	42,377
Series 2006-OA14, Class 2A1
2.673%(c)	11/25/46	Aaa		124	88,428
Series 2006-OA19, Class A1
2.662%(c)	02/20/47	Aaa		464	325,681
Series 2006-OA22, Class A1
2.643%(c)	09/25/35	Aaa		369	258,864
Series 2007-16CB, Class 5A1
6.25%	08/25/37	Aaa		87	73,572
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-12, Class 11A1
5.607%(c)	08/25/34	Aaa		353	293,111
Series 2004-12, Class 12A1
4.71%(c)	08/25/34	Aaa		113	107,119
Series 2004-22, Class A3
4.796%(c)	11/25/34	Aaa		76	72,648
Series 2004-HYB5, Class 2A1
4.842%(c)	04/20/35	Aaa		425	411,093
Credit Suisse Mortgage Capital Certificate, Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		400	375,650
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A (original cost $393,813; purchased 07/09/2007)(f)(g)
2.603%(c)	07/25/37	Aaa		394	365,592
Crusade Global Trust, Series 2004-2, Class A2 (Australia)
5.00%(c)	11/19/37	Aaa	EUR	349	533,732
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
4.688%(c)	08/25/33	Aaa		90	87,806
Series 2004-AR3, Class 2A1
4.426%(c)	04/25/34	Aaa		500	487,980
Deutsche ALT-A Securities, Inc. /Alternate Loan Trust,
Series 2003-3, Class 3S1
5.00%	10/25/18	Aaa		689	653,199
Series 2006-AB4, Class A1B1
2.493%(c)	10/25/36	Aaa		67	66,044
Series 2006-AR6, Class A1
2.563%(c)	01/25/37	Aaa		96	90,545
Series 2007-1, Class 1A1
2.573%(c)	08/25/37	Aaa		354	345,942
Fannie Mae, Series 2002-74, Class PC
5.00%	03/25/15	Aaa		48	47,811
Series 2005-47, Class PA
5.50%	09/25/24	Aaa		703	709,921
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		115	91,280
Series 2006-16, Class FC
2.783%(c)	03/25/36	Aaa		249	244,381
Series 2007-73, Class A1
2.543%(c)	07/25/37	Aaa		499	493,087
Series 2007-114, Class A6
2.683%(c)	10/27/37	Aaa		700	669,235
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1
5.194%(c)	07/25/44	Aaa		23	21,747
First Horizon Asset Securities, Inc., Series 2003-AR2, Class 2A1
4.464%(c)	07/25/33	Aaa		421	413,357
Series 2003-AR4, Class 2A1
4.393%(c)	12/25/33	Aaa		54	52,890
Freddie Mac,
Series 1565, Class G
6.00%	08/15/08	Aaa		9	9,011
Series 2504, Class J
5.50%	05/15/16	Aaa		342	347,747
Series 2608, Class FJ
2.914%(c)	03/15/17	Aaa		122	121,870
Series 2631, Class PC
4.50%	03/15/16	Aaa		643	644,986
Series 2638, Class FA
2.914%(c)	11/15/16	Aaa		105	104,938
Series 2904, Class CM
5.00%	01/15/18	Aaa		128	129,296
Series 2906, Class GZ
5.00%	09/15/34	Aaa		476	420,503
Series 2962, Class YC
4.50%	09/15/14	Aaa		263	264,043
Series 2987, Class HD
4.50%	07/15/18	Aaa		440	440,265
Series 3059, Class CA
5.00%	03/15/25	Aaa		53	53,383
Series 3117, Class PN
5.00%	11/15/21	Aaa		40	40,629
Series 3174, Class FM
2.754%(c)	05/15/36	Aaa		185	180,854
Series 3253, Class A
5.00%	01/15/22	Aaa		152	154,707
Series 3266, Class C
5.00%	02/15/20	Aaa		371	375,795
Series 3335, Class AF
2.664%(c)	10/15/20	Aaa		819	806,617
Series 3335, Class BF
2.664%(c)	07/15/19	Aaa		810	798,859
Series 3336, Class GA
5.00%	05/15/27	Aaa		526	533,069
Series 3346, Class FA
2.744%(c)	02/15/19	Aaa		1,685	1,650,484

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Series R006, Class ZA
6.00%	04/15/36	Aaa		$342	$346,373
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
2.563%(c)	10/25/46	Aaa		198	174,346
GS Mortgage Securities Corp. II, Series 2007-EOP, Class A1, 144A (original cost $158,683; purchased 06/01/2007)(f)(g)
2.54%(c)	03/06/20	Aaa		159	148,480
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.513%(c)	03/25/33	Aaa		44	42,238
Harborview Mortgage Loan Trust, Series 2003-1, Class A
5.172%(c)	05/19/33	AAA(d)		93	89,723
Series 2004-1, Class 2A
4.643%(c)	04/19/34	Aaa		478	465,020
Series 2005-2, Class 2A1A
2.703%(c)	05/19/35	Aaa		80	60,272
Series 2006-12, Class 2A11
2.573%(c)	12/19/36	Aaa		241	218,675
Series 2006-12, Class 2A2A
2.673%(c)	12/19/36	Aaa		234	166,868
HSI Asset Securitization Corp. Trust, Series 2007-WF1, Class 2A1
2.543%(c)	05/25/37	Aaa		360	328,665
Immeo Residential Finance PLC, Series 2, Class A
5.118%(c)	12/15/16	Aaa	EUR	292	417,683
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A
2.563%(c)	09/25/36	Aaa		129	120,299
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A
2.573%(c)	11/25/46	Aaa		159	148,559
Series 2006-AR35, Class 2A2
2.583%(c)	01/25/36	Aaa		76	71,413
JLOC Ltd., (Japan) Series 36A, Class A1, 144A (original cost $243,155; purchased 04/23/2007)(f)(g)
1.174%(c)	02/16/16	Aaa	JPY	29,712	277,015
Series 37A, Class A1, 144A (original cost $487,944; purchased 06/28/2007)(f)(g)
1.153%(c)	01/15/15	Aaa	JPY	50,538	471,184
JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1
4.381%(c)	11/25/33	AAA(d)		61	59,397
Series 2004-S1, Class 1A3
4.50%	08/25/19	Aaa		191	188,373
Series 2005-A1, Class 6T1
5.02%(c)	02/25/35	Aaa		129	122,114
Series 2005-A2, Class 7CB1
4.888%(c)	04/25/35	Aaa		595	564,946
Series 2005-ALT1, Class 3A1
5.50%(c)	10/25/35	AAA(d)		298	273,495
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A1, 144A (original cost $23,622; purchased 08/07/2006)(f)(g)
2.594%(c)	09/15/21	Aaa		24	22,468
Master Adjustable Rate Mortgages Trust, Series 2003-6, Class 2A1
5.052%(c)	12/25/33	Aaa		537	529,888
Series 2007-3, Class 22A1
2.593%(c)	05/25/47	Aaa		111	108,804
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A (original cost $553,500; purchased 06/26/2008)(f)(g)
2.986%(c)	07/09/21	Aaa		600	553,500
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 1A1
6.239%(c)	02/25/33	Aaa		223	219,743
Series 2004-A1, Class 2A2
4.56%(c)	02/25/34	AAA(d)		461	447,175
Series 2005-A8, Class A3A2
2.733%(c)	08/25/36	Aaa		84	53,144
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A1
3.585%	10/12/41	AAA(d)		27	26,793
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A
4.25%(c)	10/25/35	Aaa		781	738,893
Series 2005-2, Class 2A
4.25%(c)	10/25/35	Aaa		491	469,196
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
4.612%(c)	08/25/33	Aaa		335	325,206
Puma Finance Ltd., (Australia)
8.073%(c)	07/12/36	Aaa	AUD	214	202,233
Puma Finance Ltd., Series G5, Class A1 (original cost $584,976; purchased 05/23/2008)(f)(g)
2.748%(c)	02/21/38	Aaa		613	583,249

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Residential Accredit Loans, Inc., Series 2005-Q01, Class A1
2.783%(c)	08/25/35	Aaa		$180	$139,383
Series 2006-QO7, Class 3A1
2.583%(c)	09/25/46	Aaa		95	64,891
Series QO6, Series A1
2.663%(c)	06/25/46	Aaa		618	442,124
Residential Asset Securitization Trust, Series 2005-A15, Class 5A1
5.75%	02/25/36	Aaa		75	62,502
Series 2006-R1, Class A2
2.883%(c)	01/25/46	Aaa		149	105,100
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21
5.208%(c)	09/25/35	Aaa		488	426,950
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
2.613%(c)	05/25/37	Aaa		378	350,371
Small Business Administration Participation Certificates, Series 2007-20A, Class 1
5.17%	12/01/28	Aaa		700	686,315
Series 2007-20K, Class 1
5.51%	12/01/27	Aaa		785	790,044
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A1
4.18%(c)	02/25/34	Aaa		538	478,160
Series 2004-4, Class 3A2
4.59%(c)	04/25/34	Aaa		81	76,960
Series 2004-12, Class 7A1
5.21%(c)	09/25/34	Aaa		159	154,524
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
2.813%(c)	10/19/34	Aaa		22	18,610
Series 2005-AR7, Class A8
2.553%(c)	08/25/36	Aaa		105	102,546
Structured Asset Securities Corp., Series 2006-11, Class A1
5.359%(c)	10/25/35	Aaa		49	44,811
Series 2006-11, Class A1, 144A (original cost $187,397; purchased 10/24/2006)(f)(g)
5.359%(c)	10/25/35	AAA(d)		139	126,886
Series 2006-NC1, Class A6
2.533%(c)	05/25/36	Aaa		103	99,987
Series 2006-OPT1, Class A3
2.593%(c)	04/25/36	Aaa		333	328,184
Swan
Series 2006-13, Class A2 (Australia)
7.902%(c)	05/12/37	Aaa	AUD	917	853,602
TBW Mortgage Backed Pass-Through Certificates, Series 2006-4, Class A1B
2.583%(c)	09/25/36	Aaa		75	70,922
Series 2006-4, Class A6
5.97%(v)	09/25/36	Aaa		300	257,548
Thornburg Mortgage Securities Trust, Series 2006-2, Class A1C
2.603%(c)	04/25/36	Aaa		300	297,403
Series 2006-5, Class A1
2.603%(c)	08/25/36	Aaa		215	207,150
Series 2006-6, Class A1
2.593%(c)	11/25/11	Aaa		132	126,666
Torrens Trust, Series 2007-1, Class A (Australia)
8.067%(c)	10/19/38	Aaa	AUD	944	880,496
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A
4.468%(c)	07/25/46	Aaa		79	55,999
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
4.728%(c)	11/25/42	Aaa		5	4,712
Series 2003-AR1, Class 2A
6.792%(c)	02/25/33	Aaa		45	43,308
Series 2003-AR5, Class A7
4.561%	06/25/33	Aaa		364	354,232
Series 2006-AR5, Class A12A
4.508%	06/25/46	Aaa		175	127,909
Series 2006-AR9, Class 1A
4.794%(c)	08/25/46	Aaa		769	588,394
Series 2006-AR9, Class 1AB1
2.563%(c)	08/25/46	Aaa		7	7,041
Series 2006-AR13, Class 2A
4.78%(c)	10/25/46	Aaa		372	290,472
Series 2006-AR15, Class 2A
5.028%(c)	11/25/46	Aaa		235	192,001
Series 2006-AR19, Class 1A1A
4.524%(c)	01/25/47	Aaa		380	286,540
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1
4.995%(c)	12/25/34	Aaa		504	489,747
Series 2004-S, Class A1
3.541%	09/25/34	Aaa		276	262,995
Series 2005-AR11, Class 1A1
4.622%(c)	06/25/35	Aaa		837	822,289

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $47,985,690)					45,869,147

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 1.9%
ACE Securities Corp., Series 2006-ASP4, Class A2A
2.533%(c)	08/25/36	Aaa		$39	$38,939
Series 2006-CW1, Class A2A
2.533%(c)	07/25/36	Aaa		24	22,974
Series 2007-ASP2, Class A2A
2.573%(c)	06/25/37	Aa1		368	342,559
Argent Securities, Inc., Series 2006-M2, Class A2A
2.533%(c)	09/25/36	Aaa		93	92,092
Series 2006-M3, Class A2A
2.533%(c)	10/25/36	Aa1		192	185,506
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1
2.833%(c)	06/25/34	AAA	(d)	129	115,132
Series 2006-HE1, Class A2A
2.543%(c)	01/25/37	Aaa		231	223,881
Series 2006-OPT1, Class A3A
2.523%(c)	09/25/36	Aaa		58	57,703
Series 2006-OPT2, Class A3A
2.543%(c)	10/25/36	Aaa		62	61,856
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1
2.758%(c)	09/25/34	Aaa		17	14,397
Series 2006-HE7, Class A2
2.533%(c)	11/25/36	Aaa		76	75,153
BA Credit Card Trust, Series 2007-A12, Class A12
2.671%(c)	01/15/13	Aaa		900	891,588
Series 2008-A1, Class A1
3.051%(c)	04/15/13	Aaa		1,300	1,294,313
Series 2008-A5, Class A5
4.015%(c)	12/16/13	Aaa		700	710,391
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
2.563%(c)	09/25/36	Aa1		109	104,753
Series 2006-HE9, Class 1A1
2.533%(c)	09/25/36	Aaa		145	134,909
Capital Auto Receivable Asset Trust, Series 2008-2, Class A2B
3.449%(c)	03/15/11	Aaa		700	702,512
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1
2.533%(c)	12/25/36	Aaa		241	227,460
Chase Credit Card Master Trust, Series 2002-3, Class A
2.641%(c)	09/15/11	Aaa		500	499,085
Chase Issuance Trust, Series 2007-A1, Class A1
2.491%(c)	03/15/13	Aaa		1,800	1,771,609
Series 2008-A10, Class A10
3.227%(c)	08/17/15	Aaa		1,200	1,188,000
Series 2008-A7, Class A7
3.155%(c)	11/15/11	Aaa		1,400	1,403,222
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A1
2.533%(c)	10/27/36	Aaa		29	29,189
Series 2006-WFH3, Class A2
2.583%(c)	10/27/36	Aaa		200	186,550
Series 2006-WFH4, Class A1
2.533%(c)	11/25/36	Aaa		52	50,283
Series 2007-AMC3, Class A2A
2.593%(c)	03/25/37	Aaa		364	345,178
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1
2.543%(c)	06/29/36	Aaa		55	54,951
Series 2006-13, Class 3AV1
2.533%(c)	07/25/46	Aaa		23	23,225
Series 2006-15, Class A1
2.593%(c)	10/25/46	Aaa		105	101,912
Series 2006-17, Class 2A1
2.533%(c)	10/25/46	Aaa		56	54,219
Series 2006-21, Class 2A1
2.533%(c)	12/25/46	Aaa		157	151,640
Series 2006-23, Class 2A1
2.533%(c)	11/25/37	Aaa		106	102,030
Series 2006-24, Class 2A1
2.533%(c)	12/25/47	Aaa		277	254,944
Series 2006-25, Class 2A1
2.553%(c)	01/25/46	Aaa		795	781,641
Credit Based Asset Servicing & Securitization LLC, Series 2006-CB9, Class A1
2.543%(c)	11/25/36	Aaa		288	280,368
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3
2.533%(c)	11/25/36	Aaa		232	223,113
Series 2006-FF16, Class 2A1
2.533%(c)	12/25/36	Aaa		117	114,327
Series 2006-FF18, Class A2A
2.553%(c)	12/25/37	Aaa		210	203,771
First NLC Trust, Series 2007-1, Class A1, 144A (original cost $389,192; purchased 06/22/2007)(f)(g)
2.553%(c)	08/25/37	Aaa		389	365,171
First USA Credit Card Master Trust, Series 1998-6, Class A
2.658%(c)	04/18/11	Aaa		500	499,981
Ford Credit Auto Owner Trust, Series 2008-C, Class A1 (original cost $1,179,419; purchased 05/16/2008)(f)(g)
2.776%	06/15/09	P-1		1,179	1,179,124

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
Series 2008-C, Class A2B
3.371%	01/15/11	Aaa	$4,200	$4,212,705
Series 2008-C, Class A3
3.891%(c)	06/15/12	Aaa	900	908,888
Fremont Home Loan Trust, Series 2005-E, Class 2A2
2.653%(c)	01/25/36	Aaa	12	12,282
Series 2006-3, Class 2A1
2.553%(c)	02/27/37	Aaa	53	52,198
GSAMP Trust, Series 2006-HE7, Class A2A
2.523%(c)	11/25/46	Aaa	256	250,276
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V
2.552%(c)	03/20/36	Aaa	143	138,674
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1
2.533%(c)	12/25/36	Aa2	526	503,674
Series 2007-OPT1, Class 2A1
2.533%(c)	02/25/37	Aaa	299	289,958
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1
2.533%(c)	11/25/36	Aaa	46	44,839
Series 2006-E, Class 2A1
2.543%(c)	04/25/37	Aaa	217	214,281
Series 2007-B, Class 2A1
2.563%(c)	07/25/37	Aaa	310	304,724
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A2
2.533%(c)	11/25/28	Aaa	99	92,712
Series 2006-CH2, Class AV2
2.533%(c)	10/25/36	Aaa	111	108,518
Series 2006-CW2, Class AV2
2.523%(c)	08/25/36	Aaa	46	45,508
Series 2006-HE3, Class A2
2.553%(c)	11/25/36	Aaa	114	109,969
Series 2006-WMC, Class A2
2.533%(c)	08/25/36	Aaa	64	61,592
Series 2006-WMC3, Class A3
2.593%(c)	08/25/36	Aa2	200	189,594
Lehman XS Trust, Series 2006-11, Class 1A1
2.563%(c)	06/25/46	Aaa	39	37,269
Series 2006-16N, Class A1A
2.563%(c)	11/25/46	Aaa	192	179,290
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
2.763%(c)	10/25/34	Aaa	12	10,244
Series 2006-6, Class 2A1
2.523%(c)	07/25/36	Aaa	37	37,168
Series 2006-10, Class 2A1
2.523%(c)	11/25/36	Aaa	129	125,474
Master Asset Backed Securities Trust, Series 2006-AM3, Class A1
2.543%(c)	10/27/36	Aaa	$9	$9,035
Series 2006-HE5, Class A1
2.543%(c)	11/25/36	Aaa	246	226,190
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A1
2.543%(c)	06/25/37	Aaa	385	358,773
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
2.693%(c)	02/25/36	Aaa	194	156,033
Series 2006-MLN1, Class A2A
2.553%(c)	07/25/37	Aaa	88	83,384
Series 2006-RM3, Class A2A
2.513%(c)	06/25/37	Aaa	69	67,166
Series 2006-RM4, Class A2A
2.563%(c)	09/25/37	Aaa	88	85,976
Series 2006-RM5, Class A2A
2.543%(c)	10/25/37	Aaa	140	130,420
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	900	837,510
Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A
2.533%(c)	09/25/36	Aaa	206	192,909
Series 2006-NC2, Class A2B
2.603%(c)	02/25/36	Aaa	228	225,549
Series 2006-NC5, Class A2A
2.523%(c)	10/25/36	Aaa	133	130,502
Series 2006-NC5, Class A2B
2.593%(c)	12/25/36	Aaa	300	254,063
Series 2007-HE6, Class A1
2.543%(c)	05/25/37	Aaa	353	329,577
Series 2007-NC3, Class A2A
2.543%(c)	05/25/37	Aaa	360	333,123
Morgan Stanley Home Equity Loans,
Series 2006-2, Class A2
2.593%(c)	02/25/36	Aaa	147	145,984
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1
2.543%(c)	06/25/37	Aaa	363	344,057
Nelnet Student Loan Trust, Series 2005-1, Class A2
3.341%(c)	01/26/15	Aaa	35	35,042
Series 2008-4, Class A1
3.15%(c)	04/27/15	Aaa	600	599,250
New Century Home Equity Loan Trust, Series 2005-D, Class A2B
2.653%(c)	02/25/36	Aaa	96	95,766
Option One Mortgage Loan Trust, Series 2006-2, Class 2A1
2.533%(c)	07/25/36	Aaa	18	17,846

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
Series 2006-3, Class 2A1
2.523%(c)	02/25/37	Aaa	$104	$103,807
Residential Asset Mortgage Products, Inc.,
Series 2006-RS6, Class A1
2.553%(c)	11/25/36	Aaa	23	22,457
Series 2006-RZ4, Class A1A
2.563%(c)	08/25/36	Aaa	83	77,668
Series 2006-RZ5, Class A1A
2.583%(c)	08/25/46	Aaa	174	168,263
Residential Asset Securities Corp., Series 2006-EMX8, Class A1A
2.563%(c)	10/25/36	Aaa	73	71,371
Series 2006-EMX9, Class 1A1
2.553%(c)	11/25/36	Aaa	249	244,787
Series 2006-KS6, Class A1
2.523%(c)	08/25/36	Aaa	26	26,082
Series 2006-KS7, Class A1
2.533%(c)	09/25/36	Aaa	40	39,577
Series 2006-KS9, Class AI1
2.553%(c)	11/25/36	Aaa	267	256,273
Saxon Asset Securities Trust,
Series 2006-3, Class A1
2.543%(c)	11/25/36	Aaa	64	62,442
SBI Heloc Trust, Series 2006-1A, Class 1A2A, 144A (original cost $86,813; purchased 09/28/2006)(f)(g)
2.653%(c)	08/25/36	Aaa	87	83,035
Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3, Class A2A
2.533%(c)	09/25/36	Aaa	117	114,827
Series 2007-HE1, Class A2A
2.543%(c)	12/25/36	A3	135	126,753
SLC Student Loan Trust,
Series 2007-1, Class A1
3.045%(c)	02/15/15	Aaa	325	323,386
SLM Student Loan Trust, Series 2006-9, Class A2
2.92%(c)	04/25/17	Aaa	263	262,089
Series 2007-2, Class A1
2.90%(c)	04/25/14	Aaa	394	393,238
Series 2007-3, Class A3
2.96%(c)	04/25/19	Aaa	600	582,280
Series 2007-5, Class A1
2.91%(c)	09/25/20	Aaa	236	235,402
Small Business Administration Participation Certificates, Series 2008-20E, Class 1 5.49%	05/01/28	Aaa	600	593,346
Soundview Home Equity Loan Trust, Series 2006 NLC1, Class A1, 144A (original cost $276,843; purchased 10/13/2006)(f)(g)
2.543%(c)	11/25/36	Aaa	277	265,207
Series 2006-3, Class A1, 144A
2.523%(c)	11/25/36	Aaa	3	3,241
Series 2006-EQ1, Class A1
2.533%(c)	09/01/36	Aaa	44	42,990
Series 2006-EQ2, Class A1
2.563%(c)	01/25/37	Aaa	146	139,488
Series 2006-WF1, Class A1A, 144A
2.583%(c)	10/25/36	Aaa	51	50,401
Specialty Underwriting & Residential Finances, Series 2006-BC5, Class A2B
2.528%(c)	11/25/37	Aaa	118	113,431
Structured Asset Investment Loan Trust, Series 2006-4, Class A3
2.533%(c)	07/25/36	Aaa	103	95,197
Structured Asset Securities Corp., Series 2006-BC3, Class A2
2.533%	10/25/36	Aaa	237	230,942
Washington Mutual Asset-Backed Certificates, Series 2006-HE5, Class 2A1
2.543%(c)	10/25/36	Aaa	328	304,591
Wells Fargo Home Equity Trust, Series 2005-2, Class AI1A, 144A (original cost $59,035; purchased 09/29/2006)(f)(g)
2.713%(c)	10/25/35	Aaa	59	52,979
Series 2005-3, Class AII2, 144A (original cost $56,153; purchased 09/28/2006)(f)(g)
2.723%(c)	11/25/35	Aaa	56	53,162
Series 2006-3, Class A1
2.533%(c)	01/25/37	Aaa	187	178,937

TOTAL ASSET-BACKED SECURITIES (cost $33,822,991)				33,065,292

MUNICIPAL BONDS — 0.5%
California — 0.3%
Golden State Tobacco Securitization Corp., Revenue Bonds
5.125%	06/01/47	Baa3	900	687,681
State of California, General Obligation Bonds
5.00%	06/01/37	A1	1,600	1,566,400
5.00%	11/01/37	A1	1,900	1,859,796
5.00%	12/01/37	A1	900	882,297

				4,996,174

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (Continued)
Florida — 0.1%
Florida State Board of Education, General Obligation Bonds
4.75%	06/01/37	Aa1	$900	$846,126

New Jersey
Tobacco Settlement Financing Corp., Revenue Bonds
5.00%	06/01/41	Baa3	100	75,496

Ohio
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
5.875%	06/01/30	Baa3	400	356,512
5.875%	06/01/47	Baa3	400	333,276

				689,788

Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds(n)
6.054%	08/01/49	Aa3	100	6,880

Washington — 0.1%
Pierce County School District, General Obligation Bonds
5.00%	12/01/23	Aaa	1,100	1,135,024

West Virginia
Tobacco Settlement Finance Authority, Revenue Bonds
7.467%	06/01/47	Baa3	100	89,209

TOTAL MUNICIPAL BONDS (cost $8,060,232)				7,838,697

BANK NOTES(c) — 0.4%
Chrysler Finco Term (original cost $3,814,302; purchased 07/31/07 – 11/28/07)(f)(g)
6.78%	08/03/12	BA-(d)	3,970	3,255,400
NRG Energy, Inc., (original cost $284,277; purchased 02/07/2008)(f)(g)
2.70%	02/01/13	BA+(d)	316	300,289
NRG Energy, Inc., Term B (original cost $614,007; purchased 02/07/2008)(f)(g)
4.20%	02/01/13	BA+(d)	646	614,849
TXU Corp., Term B3 (original cost $2,355,131; purchased 01/16/08 – 02/01/08)(f)(g)
6.23%	10/10/14	BA-(d)	2,561	2,366,358
(original cost $305,260; purchased 02/01/08 – 03/06/08)(f)(g)
6.48%	10/10/14	BA-(d)	332	306,709

TOTAL BANK NOTES (cost $7,371,603)				6,843,605

PREFERRED STOCKS — 0.2%
Financial – Bank & Trust — 0.2%
Lehman Brothers Holdings, Inc.,
7.25% CVT (cost $3,585,474)			3,743	3,010,982

			Principal Amount (000)#
CONVERTIBLE BONDS
Financial Services
Merrill Lynch (cost $1,100,000)(g)
9.00%	10/15/10	NR	$1,100	715,013

			Units
RIGHTS*
Commercial Banks
HBOS PLC, expiring 07/18/08 (United Kingdom)			47,720	10,218

Financial Bank & Trust
Barclays PLC expiring 07/17/08 (United Kingdom)			34,093	6,451

TOTAL RIGHTS (cost $0)				16,669

TOTAL LONG-TERM INVESTMENTS (cost $1,901,730,539)				1,844,716,732

			Shares
SHORT-TERM INVESTMENTS — 17.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.7%
Dryden Core Investment Fund – Taxable Money Market Series (cost $235,032,406; includes $146,155,656 of cash collateral for securities on loan) (Note 4)(b)(w)			235,032,406	235,032,406

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
COMMERCIAL PAPER(n) — 2.4%
Bank of America Corp.
2.50%	07/15/08	A1+(d)	$2,300	2,297,764
Bank of Scotland PLC
2.62%	07/16/08	A1+(d)	1,300	1,298,545
2.79%	09/26/08	A1+(d)	4,200	4,170,853
Danske Corp. (cost $3,591,568; purchased 05/01/08)(h)
2.72%	08/01/08	A1+(d)	3,600	3,591,791
ING US Funding
2.48%	08/08/08	A1+(d)	6,000	5,982,843

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COMMERCIAL PAPER(n) (Continued)
Palisades (cost $1,094,655; purchased 04/11/08)(h)
3.57%	08/19/08	A1(d)		$1,100	$1,095,459
(cost $3,559,302; purchased 06/25/08, 06/26/08)(h)
3.57%	10/23/08	A1(d)		3,600	3,564,315
3.58%	10/23/08	A1(d)		1,200	1,188,105
Rabobank USA Financial
2.45%	07/18/08	A1+(d)		5,900	5,893,174
Societe Generale
2.86%	08/06/08	A1+(d)		3,600	3,590,258
UBS Finance
2.625%	09/02/08	A1+(d)		2,900	2,886,219
2.65%	09/10/08	A1+(d)		250	248,641
2.83%	09/25/08	A1+(d)		400	397,291
Unicredito Intalian Bank (cost $4,192,440; purchased 05/14/08)(h)
2.70%	07/25/08	A1(d)		4,200	4,192,436

TOTAL COMMERCIAL PAPER (cost $40,392,226)					40,397,694

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills(n)
1.62%	09/04/08			200	199,377
1.65%	08/07/08			250	249,545
1.70%	11/06/08			850	844,040
1.84%	09/11/08-09/25/08(k)			3,500	3,486,528
1.93%	09/11/08			1,250	1,245,800

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,024,426)					6,025,290

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Bank (cost $6,000,000)
2.00%	07/01/08	A1+(d)		6,000	6,000,000

				Contracts/ Notional Amount (000)#
OPTIONS PURCHASED* — 0.3%
Call Options — 0.3%
2 Year Euro-Schatz, expiring 08/22/2008, Strike Price $108.00				13,600	—
2 Year U.S. Treasury Note Futures, expiring 08/22/2008, Strike Price $111.00 expiring 08/22/2008,				13,600	1,063
Strike Price $111.00 expiring 08/22/2008,				107,200	8,375
Strike Price $110.50				18,200	1,422

					Value (Note 2)
5 Year Euro-Bobl, expiring 08/22/2008, Strike Price $115.75				1,400	—
expiring 08/22/2008, Strike Price $118.00				12,900	—
5 Year U.S. Treasury Note Futures, expiring 08/22/2008, Strike Price $126.00				81,300	6,352
expiring 08/22/2008, Strike Price $122.50				19,700	1,539
10 Year Euro-Bund, expiring 08/22/2008, Strike Price $127.00				8,800	—
10 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $135.00				23,800	3,719
20 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $142.00				10,700	1,672
Currency Option, on EUR vs JPY, expiring 06/03/2010 @ FX Rate 148.40 EUR			EUR	2,200	278,964
Currency Option, on EUR vs USD, expiring 05/19/2010 @ FX Rate 1.37			EUR	800	168,283
expiring 05/21/2010 @ FX Rate 1.38			EUR	1,200	242,254
expiring 06/03/2010 @ FX Rate 1.37			EUR	1,700	347,733
expiring 07/08/2010 @ FX Rate 1.39			EUR	700	129,654
Currency Option, on USD vs JPY, expiring 09/16/2008 @ FX Rate 118.00				7,500	548
expiring 03/17/2010 @ FX Rate 103.80				1,300	58,423
expiring 06/03/2010 @ FX Rate 107.85				1,285	30,944
FNMA, expiring 09/04/2008, Strike Price $106.00				20,000	—
Interest Rate Option, expiring 12/15/2008 @ 3.70%				54,700	338,022
expiring 08/03/2008 @ 3.45%				1,800	8,222
expiring 08/03/2009 @ 3.45%				11,900	54,356
expiring 08/03/2009 @ 3.45%				1,800	8,222
expiring 08/03/2009 @ 3.85%				6,600	45,479
expiring 12/18/2009 @ 5.05%				2,600	81,579
expiring 12/18/2009 @ 5.05%				2,600	81,579
expiring 12/18/2009 @ 5.05%				2,600	55,012

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

		Contracts/ Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (Continued)
Swap 3 Month LIBOR,
expiring 02/02/2009 @ 3.15%		$9,600	$29,804
expiring 02/02/2009 @ 3.50%		76,700	377,619
expiring 07/02/2009 @ 3.60%		4,100	21,618
expiring 07/06/2009 @ 4.25%		37,800	381,069
expiring 08/28/2009 @ 5.00%		16,600	293,775
expiring 08/28/2009 @ 5.00%		3,500	61,940
expiring 08/28/2009 @ 5.00%		81,000	143,348
expiring 03/18/2009 @ 7.00%	GBP	29,900	1,005,991
Swap 6 Month EURIBOR,
expiring 09/14/2009 @ 4.00%	EUR	10,700	21,816
expiring 04/20/2009 @ 4.18%	EUR	179,900	324,074

			4,614,470

Put Options
2 Year Euro-Schatz, expiring 08/22/2008, Strike Price $99.00		16,200	—
10 Year Euro-Bund, expiring 08/22/2008, Strike Price $104.00		9,300	—
10 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $92.00		63,600	9,938
expiring 08/22/2008, Strike Price $102.00		8,000	1,250
20 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $92.00		2,400	375
Currency Option, on EUR vs JPY, expiring 07/10/2008 @ FX Rate 161.40	EUR	3,200	3,713
expiring 06/03/2010 @ FX Rate 148.40	EUR	2,200	141,545
Currency Option, on EUR vs USD, expiring 05/19/2010 @ FX Rate 1.37	EUR	800	26,165
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,200	41,377
expiring 06/03/2010 @ FX Rate 1.37	EUR	1,700	60,873
expiring 07/08/2010 @ FX Rate 1.39	EUR	700	28,295
Currency Option, on USD vs JPY, expiring 03/17/2010 @ FX Rate 103.80		1,300	80,167
expiring 06/03/2010 @ FX Rate 107.85		1,285	106,259
FNMA, expiring 09/04/2008, Strike Price $88.50		26,000	977
expiring 09/04/2008, Strike Price $86.00		24,200	1,159
expiring 09/04/2008, Strike Price $107.00		4,500	—
expiring 09/04/2008, Strike Price $85.00		4,200	45
Interest Rate Option, expiring 12/18/2009 @ 5.05%		2,600	55,012
U.S. Treasury Inflationary Strike Price $92.00 expiring 07/29/2008,		7,000	—
Index Bond Futures, expiring 07/11/2008, Strike Price $97.50		15,000	—
expiring 07/14/2008, Strike Price $90.50		20,000	—
expiring 07/14/2008, Strike Price $99.50		12,700	—
expiring 07/25/2008, Strike Price $98.00		4,000	—
expiring 07/25/2008, Strike Price $83.50		10,000	—
expiring 07/25/2008, Strike Price $73.00		6,000	—
expiring 07/02/2008, Strike Price $98.50		25,000	—

			557,150

TOTAL OPTIONS PURCHASED (cost $7,081,123)			5,171,620

Interest Rate	Maturity Date	Principal Amount (000)#
CERTIFICATES OF DEPOSIT
HSBC Bank USA (cost $500,017)
2.957%(c)	07/28/08	500	500,106

TOTAL SHORT-TERM INVESTMENTS (cost $295,030,198)			293,127,116

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 124.7% (cost $2,196,760,737; Note 6)			2,137,843,848

SECURITIES SOLD SHORT — (10.2)%
Federal Home Loan Mortgage Corp.
5.00%	TBA	400	(383,250)
6.00%	TBA	800	(808,000)
Federal National Mortgage Assoc.
5.00%	TBA	1,000	(958,438)
5.50%	TBA	58,800	(57,954,750)
6.00%	TBA	1,100	(1,127,500)
6.00%	TBA	500	(504,375)
6.50%	TBA	8,000	(8,235,000)
Government National Mortgage Assoc.
5.50%	TBA	100	(99,500)
5.50%	TBA	9,000	(8,955,000)
6.50%	TBA	300	(309,844)
U.S. Treasury Bonds
4.75%	02/15/37	1,000	(1,032,656)
5.00%	05/15/37	4,200	(4,513,690)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SECURITIES SOLD SHORT (Continued)
U.S. Treasury Inflationary Index Bonds
0.875%	04/15/10	$9,400	$(10,841,067)
3.00%	07/15/12	4,300	(5,640,991)
U.S. Treasury Notes
2.125%	04/30/10	3,100	(3,077,475)
2.50%	03/31/13	900	(868,289)
3.125%	04/30/13	4,000	(3,966,564)
3.50%	02/15/18	10,000	(9,625,780)
3.625%	06/30/13	24,800	(24,836,921)
3.875%	05/15/18	10,800	(10,709,723)
4.00%	02/15/15	1,500	(1,541,837)
4.125%	08/31/12	800	(828,062)
4.25%	08/15/13	3,500	(3,651,484)
4.625%	11/15/16	2,700	(2,847,868)
4.625%	02/15/17	6,700	(7,053,840)
4.75%	08/15/17	1,400	(1,483,125)
4.875%	05/31/11	3,500	(3,693,592)

TOTAL SECURITIES SOLD SHORT (proceeds received $174,148,658)			(175,548,621)

		Contracts/ Notional Amount (000)#
OPTIONS WRITTEN* — (0.3)%
Put Options
10 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $111.00		2,400	(8,250)
expiring 08/22/2008, Strike Price $112.00		1,100	(6,187)
expiring 08/22/2008, Strike Price $110.00		1,900	(3,859)
20 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $109.00		600	(750)
Currency Option, on USD vs JPY, expiring 09/16/2008 @ FX Rate 100.00		3,700	(29,075)
Interest Rate Option, expiring 10/27/2008 @ 5.25%		2,600	(54,733)
expiring 10/27/2008 @ 5.25%		700	(14,736)
expiring 10/27/2008 @ 5.25%		600	(12,631)
expiring 12/15/2008 @ 5.20%	EUR	700	(19,439)
expiring 12/15/2008 @ 5.20%	EUR	1,200	(33,325)
expiring 06/10/2011 @ 5.29%	EUR	2,700	(30,624)
Swap 3 Month LIBOR, expiring 08/07/2008 @ 5.67%		300	(117)
expiring 08/07/2008 @ 5.67%		400	(156)
expiring 09/15/2008 @ 5.25%		1,000	(4,570)
expiring 09/15/2008 @ 5.25%		700	(3,199)
expiring 09/15/2008 @ 5.25%		900	(4,113)
expiring 09/20/2010 @ 5.365%		1,000	(28,677)
expiring 09/20/2010 @ 5.365%		1,000	(28,677)
U.S. Treasury Note Futures, expiring 07/25/2008, Strike Price $110.50		5,100	(4,781)
expiring 07/25/2008, Strike Price $109.50		2,300	(1,078)

			(288,977)

Call Options — (0.3)%
10 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $116.00		6,600	(36,094)
20 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $117.00		1,800	(18,281)
expiring 08/22/2008, Strike Price $119.00		1,200	(5,812)
expiring 08/22/2008, Strike Price $120.00		1,000	(3,281)
Currency Option, on USD vs BRL, expiring 07/03/2008 @ FX Rate 1.68		900	(2)
expiring 07/24/2008 @ FX Rate 1.65		800	(3,717)
expiring 07/30/2008 @ FX Rate 1.64		900	(6,760)
Currency Option, on USD vs BRL, expiring 07/29/2008 @ FX Rate 1.63		1,200	(9,922)
Interest Rate Option, expiring 08/03/2008 @ 4.15%		800	(10,672)
expiring 10/27/2008 @ 5.25%		2,600	(147,569)
expiring 10/27/2008 @ 5.25%		700	(39,730)
expiring 10/27/2008 @ 5.25%		600	(34,054)
expiring 03/18/2009 @ 7.00%	GBP	9,200	(1,229,889)
expiring 08/03/2009 @ 4.40%		4,000	(74,886)
expiring 08/03/2009 @ 4.40%		600	(11,233)
expiring 08/03/2009 @ 4.55%		2,200	(48,631)
expiring 02/02/2016 @ 4.25%		19,000	(251,437)
expiring 06/10/2011 @ 5.29%	EUR	2,700	(31,080)
Swap 3 Month LIBOR, expiring 08/07/2008 @ 5.67%		300	(31,758)
expiring 08/07/2008 @ 5.67%		400	(42,343)
expiring 09/15/2008 @ 5.25%		1,000	(45,191)
expiring 09/15/2008 @ 5.25%		700	(31,634)
expiring 09/15/2008 @ 5.25%		900	(40,672)
expiring 12/15/2008 @ 4.30%		17,800	(233,111)
expiring 12/15/2008 @ 4.30%		500	(6,548)
expiring 02/02/2009 @ 4.60%		1,500	(32,229)
expiring 02/02/2009 @ 4.25%		3,200	(42,347)
expiring 02/02/2009 @ 4.30%		6,200	(91,243)
expiring 07/02/2009 @ 4.20%		1,800	(24,845)
expiring 08/28/2009 @ 5.32%		2,700	(123,459)
expiring 08/28/2009 @ 5.32%		5,600	(256,064)
expiring 08/28/2009 @ 5.32%		1,200	(54,871)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

		Contracts/ Notional Amount (000)#	Value (Note 2)
Call Options (cont’d.)
expiring 07/06/2009 @ 4.90%		$12,600	$(395,563)
expiring 09/20/2010 @ 5.365%		1,000	(46,695)
expiring 09/20/2010 @ 5.365%		1,000	(46,695)
Swap 6 Month EURIBOR, expiring 04/20/2009 @ 4.44%	EUR	58,000	(450,421)
expiring 09/14/2009 @ 4.23%	EUR	3,500	(26,608)

			(3,985,347)

TOTAL OPTIONS WRITTEN (premium received $6,149,044)			(4,274,324)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 114.2% (cost $2,016,463,035; Note 6)			1,958,020,903
Liabilities in excess of other assets(x) — (14.2)%			(243,243,222)

NET ASSETS — 100.0%			$1,714,777,681

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s.
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
ScpA	Societa Consortile per Azion; (Italian Consortium joint-stock company)
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLZ	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SGD	Singapore Dollar
USD	United States Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $141,653,341; cash collateral of $146,155,656 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $58,415,782. The aggregate value of $57,155,459 is approximately 3.3% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities – see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $12,437,965. The aggregate market value of $12,444,001 is approximately 0.7% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2008, 167 securities representing $183,790,507 and 10.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $178,205,239 was valued using Other Significant Observable Inputs, (Level 2, as defined below) and $5,585,268 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate, credit default and total return swap agreements as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
26	90 Day Euro Dollar	Sep 08	$6,293,862	$6,309,550	$15,688
435	90 Day Euro Dollar	Dec 08	105,510,488	105,291,750	(218,738)
180	90 Day Euro Dollar	Mar 09	43,335,075	43,506,000	170,925
264	90 Day Euro Dollar	Jun 09	63,740,712	63,670,200	(70,512)
610	90 Day Euro Dollar	Sep 09	146,869,600	146,727,875	(141,725)
322	90 Day Euro Dollar	Dec 09	77,500,414	77,227,676	(272,738)
175	90 Day Euro Dollar	Mar 10	42,205,776	41,888,438	(317,338)
76	90 Day Euro EURIBOR	Sep 08	28,765,440	28,396,495	(368,945)
58	90 Day Euro EURIBOR	Dec 08	21,791,043	21,629,916	(161,127)
21	90 Day Euro EURIBOR	Mar 09	7,852,328	7,829,455	(22,873)
34	90 Day Euro EURIBOR	Jun 09	12,750,459	12,679,862	(70,597)
10	90 Day Euro EURIBOR	Sep 09	3,786,173	3,732,248	(53,925)
10	90 Day Euro EURIBOR	Dec 09	3,783,812	3,734,610	(49,202)
149	90 Day Sterling	Sep 08	35,054,614	34,834,927	(219,687)
153	90 Day Sterling	Dec 08	35,945,325	35,722,475	(222,850)
29	90 Day Sterling	Mar 09	6,829,325	6,773,454	(55,871)
90	90 Day Sterling	Jun 09	21,137,636	21,028,907	(108,729)
39	90 Day Sterling	Sep 09	9,155,836	9,113,497	(42,339)
80	90 Day S&P E-mini	Sep 08	5,356,917	5,124,400	(232,517)
56	2 Year Euro-Schatz	Sep 08	9,088,957	9,021,948	(67,009)
131	10 Year Euro-Bund	Sep 08	23,041,644	22,805,476	(236,168)
35	10 Year Japanese Bond	Sep 08	44,060,272	44,646,136	585,864
472	10 Year U.S. Treasury Notes	Sep 08	53,009,938	53,771,125	761,187
59	20 Year U.S. Treasury Notes	Sep 08	6,722,406	6,820,031	97,625

					(1,301,601)

Short Positions:
4	Bank Acceptance	Sep 08	953,810	948,612	5,198
72	Bank Acceptance	Dec 08	16,180,617	16,103,070	77,547
23	90 Day Euro Dollar	Sep 08	5,591,300	5,581,525	9,775
71	90 Day Euro EURIBOR	Sep 08	26,567,922	26,525,943	41,979
77	3 Year Australian Bonds	Sep 08	17,943,926	17,997,954	(54,028)
144	5 Year Euro-Bobl	Sep 08	24,319,544	23,982,618	336,926
40	10 Year Euro-Bund	Sep 08	7,068,678	6,963,504	105,174
132	2 Year Euro-Schatz	Sep 08	21,257,109	21,266,020	(8,911)
48	10 Year U.K. Gilt	Sep 08	10,134,638	9,980,519	154,119
790	2 Year U.S. Treasury Notes	Sep 08	166,609,172	166,850,469	(241,297)
471	5 Year U.S. Treasury Notes	Sep 08	52,182,876	52,071,258	111,618
221	20 Year U.S. Treasury Bonds	Sep 08	25,401,344	25,546,219	(144,875)

					393,225

					$(908,376)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/07/08	AUD	212	$201,453	$202,140	$687
Brazilian Real,
Expiring 12/02/08	BRL	6,467	3,695,297	3,879,774	184,477
Chinese Yuan,
Expiring 10/10/08	CNY	23,584	3,471,276	3,495,230	23,954
Expiring 11/13/08	CNY	20,956	3,084,000	3,127,046	43,046
Expiring 03/02/09	CNY	6,767	957,500	1,030,144	72,644
Expiring 05/06/09	CNY	26,625	4,062,000	4,099,126	37,126
Expiring 05/17/10	CNY	4,209	681,000	680,887	(113)
Euro,
Expiring 07/24/08	EUR	190	299,191	299,147	(44)
Indian Rupee,
Expiring 08/12/08	INR	11,717	295,000	270,120	(24,880)
Expiring 11/12/08	INR	106,267	2,629,755	2,421,065	(208,690)
Japanese Yen,
Expiring 07/28/08	JPY	220,642	2,046,772	2,081,338	34,566
Korean Won,
Expiring 08/04/08	KRW	2,744,497	2,852,238	2,619,794	(232,444)
Malaysian Ringgit,
Expiring 11/12/08	MYR	11,412	3,645,624	3,495,792	(149,832)
Expiring 02/12/09	MYR	121	38,000	37,227	(773)
Mexican Peso,
Expiring 07/10/08	MXN	32,771	2,923,117	3,172,747	249,630
Expiring 11/19/08	MXN	2,119	199,859	201,283	1,424
Philippines Peso,
Expiring 08/22/08	PHP	42,783	980,668	948,869	(31,799)
Polish Zloty,
Expiring 07/10/08	PLZ	1,304	478,751	594,991	116,240
Expiring 05/06/09	PLZ	1,304	578,022	594,990	16,968
Russian Ruble,
Expiring 07/10/08	RUB	58,529	2,308,898	2,494,987	186,089
Expiring 11/05/08	RUB	47,429	1,905,575	2,012,491	106,916
Expiring 11/19/08	RUB	24,912	1,008,379	1,056,322	47,943
Expiring 05/05/09	RUB	95,497	3,932,834	4,002,669	69,835
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	2,238	606,000	600,042	(5,958)
Singapore Dollar,
Expiring 08/28/08	SGD	734	518,153	541,169	23,016
Expiring 11/21/08	SGD	2,039	1,486,022	1,508,369	22,347
United Arab Emirates Dirham,
Expiring 04/16/09	AED	2,681	744,000	736,827	(7,173)

			$45,629,384	$46,204,586	$575,202

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2008 (continued):

Sales Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/24/08	AUD	2,263	$2,146,229	$2,161,773	$(15,544)
Brazilian Real,
Expiring 12/02/08	BRL	4,961	2,722,809	2,974,956	(252,147)
British Pound,
Expiring 08/11/08	GBP	10,021	19,785,339	19,893,451	(108,112)
Canadian Dollar,
Expiring 08/11/08	CAD	1,846	1,825,722	1,809,195	16,527
Chinese Yuan,
Expiring 03/02/09	CNY	6,767	967,868	1,030,144	(62,276)
Danish Krone,
Expiring 09/09/08	DKK	4,178	862,626	878,600	(15,974)
Euro,
Expiring 07/24/08	EUR	19,401	30,195,136	30,506,631	(311,495)
Japanese Yen,
Expiring 07/28/08	JPY	333,508	3,093,766	3,146,013	(52,247)
Korean Won,
Expiring 08/04/08	KRW	1,792,542	1,756,481	1,710,498	45,983
Mexican Peso,
Expiring 07/10/08	MXN	32,771	2,992,657	3,172,746	(180,089)
New Zealand Dollar,
Expiring 07/24/08	NZD	1,589	1,198,424	1,205,765	(7,341)
Polish Zloty,
Expiring 07/10/08	PLZ	1,304	592,811	610,593	(17,782)
Russian Ruble,
Expiring 07/10/08	RUB	58,529	2,459,220	2,494,987	(35,767)
Expiring 11/19/08	RUB	46,750	1,879,311	1,982,273	(102,962)
Singapore Dollar,
Expiring 08/28/08	SGD	304	219,960	224,421	(4,461)
Swiss Franc,
Expiring 09/09/08	CHF	92	88,438	90,120	(1,682)

			$72,786,797	$73,892,166	$(1,105,369)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America N.A.(2)	12/17/38		$200	5.00%	3 month LIBOR	$(6,017)
Bank of America N.A.(2)	12/17/10		5,100	4.00%	3 month LIBOR	23,472
Barclays Bank PLC(2)	12/18/15		167,300	5.00%	3 month LIBOR	(680,301)
Barclays Bank PLC(2)	12/17/38		2,300	5.00%	3 month LIBOR	(49,677)
Citigroup, Inc.(1)	12/17/10		700	4.00%	3 month LIBOR	(5,191)
Citigroup, Inc.(1)	12/17/13		6,700	4.00%	3 month LIBOR	(68,590)
Citigroup, Inc.(2)	12/17/18		800	5.00%	3 month LIBOR	(2,654)
Citigroup, Inc.(2)	12/17/38		5,100	5.00%	3 month LIBOR	(68,256)
Citigroup, Inc.(2)	12/17/38		5,200	5.00%	3 month LIBOR	(54,668)
Citigroup, Inc.(2)	12/17/15		7,400	5.00%	3 month LIBOR	58,593
Citigroup, Inc.(2)	12/17/15		400	5.00%	3 month LIBOR	3,167
Deutsche Bank AG(1)	12/17/09		600	4.00%	3 month LIBOR	(1,414)
Deutsche Bank AG(2)	12/16/14		1,100	5.50%	3 month LIBOR	(9,161)
Deutsche Bank AG(2)	12/17/18		1,700	5.00%	3 month LIBOR	(29,789)
Deutsche Bank AG(2)	12/17/15		1,800	5.00%	3 month LIBOR	33,595
Deutsche Bank AG(2)	12/17/23		3,900	5.00%	3 month LIBOR	(76,037)
Lehman Brothers, Inc.(2)	12/17/38		1,400	5.00%	3 month LIBOR	(32,754)
Lehman Brothers, Inc.(2)	12/17/38		1,200	5.00%	3 month LIBOR	(24,429)
Lehman Brothers, Inc.(2)	12/17/23		8,300	5.00%	3 month LIBOR	(33,413)
Lehman Brothers, Inc.(2)	12/17/23		700	5.00%	3 month LIBOR	(3,383)
Merrill Lynch & Co.(1)	12/17/23		1,600	5.00%	3 month LIBOR	(3,594)
Merrill Lynch & Co.(2)	12/17/18		4,000	5.00%	3 month LIBOR	(95,306)
Merrill Lynch & Co.(2)	12/17/23		3,100	5.00%	3 month LIBOR	23,030
Morgan Stanley Capital Services, Inc.(1)	12/17/13		11,900	4.00%	3 month LIBOR	(143,602)
Morgan Stanley Capital Services, Inc.(1)	12/17/13		2,700	4.00%	3 month LIBOR	(6,050)
Morgan Stanley Capital Services, Inc.(1)	12/17/18		6,900	5.00%	3 month LIBOR	22,458
Morgan Stanley Capital Services, Inc.(1)	12/17/18		4,000	5.00%	3 month LIBOR	13,019
Morgan Stanley Capital Services, Inc.(1)	12/17/09		1,400	4.00%	3 month LIBOR	(2,610)
Royal Bank of Scotland PLC(1)	12/17/13		3,700	4.00%	3 month LIBOR	(6,311)
Royal Bank of Scotland PLC(2)	12/17/10		6,000	4.00%	3 month LIBOR	27,004
Royal Bank of Scotland PLC(2)	12/17/23		200	5.00%	3 month LIBOR	1,458
Morgan Stanley Capital Services, Inc.(1)	03/06/18		400	2.98%	CPURNSA rate	(2,805)
Merrill Lynch & Co.(2)	05/21/09		1,000	5.50%	ICAP CMM FRA Fixing Rate	23,157
BNP Paribas(1)	02/05/09		4,300	0.71%	USSP Semi 2-Year Index	(14,120)
Citigroup, Inc.(1)	01/15/09	AUD	2,700	6.50%	3 month Australian Bank Bill rate	(26,126)
Citigroup, Inc.(1)	09/15/09	AUD	29,300	7.00%	3 month Australian Bank Bill rate	(262,295)
Deutsche Bank AG(1)	01/15/09	AUD	6,890	6.50%	3 month Australian Bank Bill rate	(66,179)
Morgan Stanley Capital Services, Inc.(1)	09/15/09	AUD	11,000	7.00%	3 month Australian Bank Bill rate	(102,250)
UBS AG(1)	03/15/10	AUD	6,300	7.50%	3 month Australian Bank Bill rate	(21,874)
UBS AG(1)	09/15/09	AUD	18,600	7.00%	3 month Australian Bank Bill rate	(167,612)
Barclays Bank PLC(1)	12/15/09	AUD	1,600	7.00%	6 month Australian Bank Bill rate	(14,705)
Barclays Bank PLC(2)	12/15/17	AUD	200	6.75%	6 month Australian Bank Bill rate	8,887
Citigroup, Inc.(1)	01/15/10	AUD	300	6.50%	6 month Australian Bank Bill rate	(6,002)
Credit Suisse International(2)	06/15/17	AUD	6,700	6.50%	6 month Australian Bank Bill rate	244,126
Deutsche Bank AG(1)	01/15/10	AUD	1,800	6.50%	6 month Australian Bank Bill rate	(35,821)
Deutsche Bank AG(1)	06/15/13	AUD	2,300	7.25%	6 month Australian Bank Bill rate	(39,514)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(1)	06/15/10	AUD	$9,200	7.00%	6 month Australian Bank Bill rate	$(170,496)
Deutsche Bank AG(1)	06/15/10	AUD	5,800	7.00%	6 month Australian Bank Bill rate	(98,904)
Deutsche Bank AG(1)	06/16/11	AUD	3,000	7.25%	6 month Australian Bank Bill rate	(37,139)
Deutsche Bank AG(2)	03/15/11	AUD	7,000	7.50%	6 month Australian Bank Bill rate	(12,955)
Morgan Stanley Capital Services, Inc.(1)	12/15/09	AUD	3,700	7.00%	6 month Australian Bank Bill rate	(35,425)
Morgan Stanley Capital Services, Inc.(1)	12/15/09	AUD	1,600	7.00%	6 month Australian Bank Bill rate	(14,743)
Morgan Stanley Capital Services, Inc.(1)	06/15/10	AUD	4,500	7.00%	6 month Australian Bank Bill rate	(75,829)
Morgan Stanley Capital Services, Inc.(2)	12/15/17	AUD	200	6.75%	6 month Australian Bank Bill rate	8,958
UBS AG(1)	03/15/11	AUD	12,000	7.50%	6 month Australian Bank Bill rate	(56,080)
UBS AG(1)	06/16/11	AUD	8,100	7.25%	6 month Australian Bank Bill rate	(107,857)
UBS AG(2)	03/15/19	AUD	3,200	7.00%	6 month Australian Bank Bill rate	30,908
UBS AG(2)	03/15/19	AUD	600	7.00%	6 month Australian Bank Bill rate	11,957
Barclays Bank PLC(1)	01/02/12	BRL	3,700	10.68%	Brazilian interbank lending rate	(170,264)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	6,100	10.15%	Brazilian interbank lending rate	(430,525)
Merrill Lynch & Co.(1)	01/02/12	BRL	4,700	12.54%	Brazilian interbank lending rate	(124,613)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	18,600	10.12%	Brazilian interbank lending rate	(1,115,981)
UBS AG(1)	01/02/12	BRL	5,000	10.58%	Brazilian interbank lending rate	(274,915)
UBS AG(1)	01/02/12	BRL	800	10.58%	Brazilian interbank lending rate	(49,085)
BNP Paribas(2)	09/20/11	CAD	1,100	4.50%	3 month Canadian Bank floating rate	(4,544)
Citigroup, Inc.(2)	06/15/15	CAD	300	5.00%	3 month Canadian Bank floating rate	(6,859)
Merrill Lynch & Co.(2)	06/21/38	CAD	1,500	4.50%	3 month Canadian Bank floating rate	(50,692)
Barclays Bank PLC(1)	12/17/10	EUR	800	5.50%	6 month EURIBOR	(136)
Barclays Bank PLC(1)	03/19/10	EUR	1,600	4.00%	6 month EURIBOR	(42,664)
Barclays Bank PLC(1)	03/19/18	EUR	2,000	5.00%	6 month EURIBOR	(149,368)
Barclays Bank PLC(2)	09/17/18	EUR	800	5.00%	6 month EURIBOR	17,310
Barclays Bank PLC(2)	09/17/38	EUR	2,500	5.00%	6 month EURIBOR	50,158
Barclays Bank PLC(2)	09/17/38	EUR	300	5.00%	6 month EURIBOR	1,232
BNP Paribas(2)	09/17/38	EUR	100	5.00%	6 month EURIBOR	(578)
Citigroup, Inc.(1)	09/17/10	EUR	4,200	3.50%	6 month EURIBOR	(216,654)
Citigroup, Inc.(2)	09/17/38	EUR	100	5.00%	6 month EURIBOR	1,260
Deutsche Bank AG(1)	09/17/13	EUR	14,400	4.00%	6 month EURIBOR	(1,120,569)
Deutsche Bank AG(1)	09/17/18	EUR	2,200	5.00%	6 month EURIBOR	53,928
Deutsche Bank AG(1)	03/19/10	EUR	1,600	4.50%	6 month EURIBOR	(24,925)
Deutsche Bank AG(1)	09/15/10	EUR	10,800	5.50%	6 month EURIBOR	470
Deutsche Bank AG(2)	09/17/38	EUR	400	5.00%	6 month EURIBOR	2,334
Deutsche Bank AG(2)	03/19/38	EUR	3,900	5.00%	6 month EURIBOR	(101,153)
Deutsche Bank AG(2)	12/15/14	EUR	1,500	4.00%	6 month EURIBOR	140,930
Goldman Sachs Capital Markets, L.P.(1)	09/19/09	EUR	8,500	4.00%	6 month EURIBOR	(183,623)
Goldman Sachs Capital Markets, L.P.(1)	06/21/36	EUR	300	4.00%	6 month EURIBOR	(32,673)
Goldman Sachs Capital Markets, L.P.(1)	09/17/13	EUR	11,200	4.00%	6 month EURIBOR	(782,261)
Goldman Sachs Capital Markets, L.P.(2)	12/15/11	EUR	4,500	5.00%	6 month EURIBOR	139,812
Goldman Sachs Capital Markets, L.P.(2)	03/19/38	EUR	1,100	5.00%	6 month EURIBOR	(25,984)
Goldman Sachs Capital Markets, L.P.(2)	09/17/38	EUR	400	5.00%	6 month EURIBOR	25,737
Goldman Sachs Capital Markets, L.P.(2)	09/19/17	EUR	5,100	5.00%	6 month EURIBOR	51,941
Goldman Sachs Capital Markets, L.P.(2)	12/15/14	EUR	7,100	4.00%	6 month EURIBOR	328,248
Lehman Brothers, Inc.(1)	06/18/34	EUR	1,600	6.00%	6 month EURIBOR	(90,934)
Lehman Brothers, Inc.(1)	03/19/10	EUR	8,800	4.50%	6 month EURIBOR	(220,674)
Lehman Brothers, Inc.(2)	12/15/14	EUR	1,400	4.00%	6 month EURIBOR	127,357

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(1)	06/18/34	EUR	$200	6.00%	6 month EURIBOR	$(3,217)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	5,000	4.50%	6 month EURIBOR	1,476
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	200	4.50%	6 month EURIBOR	(403)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	3,300	6.00%	6 month EURIBOR	(118,276)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	1,600	4.50%	6 month EURIBOR	(29,158)
Morgan Stanley Capital Services, Inc.(1)	12/17/10	EUR	3,400	5.50%	6 month EURIBOR	9,123
Morgan Stanley Capital Services, Inc.(1)	12/15/14	EUR	4,900	4.00%	6 month EURIBOR	(289,347)
Morgan Stanley Capital Services, Inc.(2)	09/17/38	EUR	2,400	5.00%	6 month EURIBOR	171,118
Morgan Stanley Capital Services, Inc.(2)	06/15/17	EUR	500	4.00%	6 month EURIBOR	46,641
Morgan Stanley Capital Services, Inc.(2)	12/15/14	EUR	700	4.00%	6 month EURIBOR	81,194
Royal Bank of Scotland PLC(1)	06/18/34	EUR	400	4.50%	6 month EURIBOR	357
Royal Bank of Scotland PLC(2)	09/17/18	EUR	800	5.00%	6 month EURIBOR	17,794
Royal Bank of Scotland PLC(2)	09/17/38	EUR	200	5.00%	6 month EURIBOR	(925)
Barclays Bank PLC(1)	04/30/12	EUR	500	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(29,514)
BNP Paribas(1)	12/15/11	EUR	1,000	1.99%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(50,502)
Goldman Sachs Capital Markets, L.P.(1)	06/15/12	EUR	1,100	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(59,089)
Goldman Sachs Capital Markets, L.P.(1)	03/15/12	EUR	200	2.00%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(10,983)
Goldman Sachs Capital Markets, L.P.(1)	12/15/11	EUR	8,400	1.98%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index	(435,088)
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC - Excluding Tobacco -Non-Revised Consumer Price Index	(3,999)
JPMorgan Chase Bank(1)	10/15/16	EUR	100	2.35%	FRC - Excluding Tobacco -Non-Revised Consumer Price Index	(969)
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(14,344)
Royal Bank of Scotland PLC(1)	03/28/12	EUR	500	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(23,988)
UBS AG(1)	10/15/16	EUR	100	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,189)
UBS AG(2)	10/15/16	EUR	100	2.28%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,189)
Barclays Bank PLC(1)	09/15/10	GBP	1,600	5.00%	6 month LIBOR	(56,054)
Barclays Bank PLC(1)	12/19/09	GBP	2,200	5.00%	6 month LIBOR	(46,472)
Barclays Bank PLC(1)	03/18/39	GBP	700	5.00%	6 month LIBOR	(10,504)
Barclays Bank PLC(2)	09/17/18	GBP	400	5.00%	6 month LIBOR	25,366
Barclays Bank PLC(2)	06/18/18	GBP	1,000	5.00%	6 month LIBOR	(7,122)
Barclays Bank PLC(2)	09/17/13	GBP	1,100	5.00%	6 month LIBOR	73,325
Barclays Bank PLC(2)	12/15/35	GBP	2,500	4.00%	6 month LIBOR	(67,720)
Barclays Bank PLC(2)	12/15/35	GBP	200	4.00%	6 month LIBOR	4,816
Barclays Bank PLC(2)	03/20/18	GBP	400	5.00%	6 month LIBOR	20,006

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citigroup, Inc.(1)	09/17/13	GBP	$600	5.00%	6 month LIBOR	$(42,211)
Citigroup, Inc.(2)	09/17/18	GBP	400	5.00%	6 month LIBOR	21,547
Credit Suisse International(1)	09/15/10	GBP	1,000	5.00%	6 month LIBOR	(37,131)
Credit Suisse International(2)	12/15/35	GBP	400	4.00%	6 month LIBOR	10,272
Deutsche Bank AG(1)	09/15/10	GBP	5,800	5.00%	6 month LIBOR	(207,179)
Deutsche Bank AG(1)	03/20/10	GBP	4,100	6.00%	6 month LIBOR	(78,620)
Deutsche Bank AG(2)	09/17/18	GBP	1,000	5.50%	6 month LIBOR	26,440
Deutsche Bank AG(2)	06/15/37	GBP	2,600	4.25%	6 month LIBOR	(55,498)
Goldman Sachs Capital Markets, L.P.(1)	09/17/13	GBP	13,300	5.00%	6 month LIBOR	(1,221,779)
Goldman Sachs Capital Markets, L.P.(1)	03/20/13	GBP	1,200	5.00%	6 month LIBOR	(73,593)
Goldman Sachs Capital Markets, L.P.(1)	03/20/13	GBP	4,900	5.50%	6 month LIBOR	(238,058)
Goldman Sachs Capital Markets, L.P.(1)	09/17/11	GBP	17,300	4.50%	6 month LIBOR	(1,234,082)
Goldman Sachs Capital Markets, L.P.(2)	03/20/10	GBP	1,600	5.00%	6 month LIBOR	67,339
Goldman Sachs Capital Markets, L.P.(2)	06/15/37	GBP	2,500	4.00%	6 month LIBOR	(33,710)
Goldman Sachs Capital Markets, L.P.(2)	06/15/09	GBP	1,000	5.00%	6 month LIBOR	20,342
Goldman Sachs Capital Markets, L.P.(2)	09/15/15	GBP	100	5.00%	6 month LIBOR	7,267
HSBC Bank USA, N.A.(1)	09/15/10	GBP	100	5.00%	6 month LIBOR	(4,915)
HSBC Bank USA, N.A.(1)	06/15/09	GBP	1,500	5.00%	6 month LIBOR	(20,704)
HSBC Bank USA, N.A.(2)	06/15/09	GBP	400	5.00%	6 month LIBOR	8,271
HSBC Bank USA, N.A.(2)	12/15/35	GBP	300	4.00%	6 month LIBOR	18,860
HSBC Bank USA, N.A.(2)	09/17/18	GBP	400	5.00%	6 month LIBOR	23,474
HSBC Bank USA, N.A.(2)	09/17/18	GBP	700	5.50%	6 month LIBOR	(5,555)
Morgan Stanley Capital Services, Inc.(1)	09/15/10	GBP	1,800	5.00%	6 month LIBOR	(87,705)
Morgan Stanley Capital Services, Inc.(1)	09/17/13	GBP	200	5.00%	6 month LIBOR	(18,011)
Morgan Stanley Capital Services, Inc.(1)	03/20/18	GBP	1,200	5.00%	6 month LIBOR	(79,635)
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP	2,800	6.00%	6 month LIBOR	(24,521)
Morgan Stanley Capital Services, Inc.(2)	06/15/37	GBP	900	4.25%	6 month LIBOR	(17,948)
Morgan Stanley Capital Services, Inc.(2)	09/17/18	GBP	1,300	5.00%	6 month LIBOR	87,560
Royal Bank of Scotland PLC(1)	03/14/10	GBP	2,000	5.30%	6 month LIBOR	(58,385)
Royal Bank of Scotland PLC(1)	09/15/15	GBP	300	5.00%	6 month LIBOR	(29,649)
Royal Bank of Scotland PLC(1)	09/15/10	GBP	300	5.00%	6 month LIBOR	(10,261)
Royal Bank of Scotland PLC(1)	09/15/10	GBP	800	5.00%	6 month LIBOR	(27,548)
Royal Bank of Scotland PLC(2)	12/15/36	GBP	200	5.50%	6 month LIBOR	(11,966)
Royal Bank of Scotland PLC(2)	09/14/09	GBP	2,800	5.32%	6 month LIBOR	166,769
Barclays Bank PLC(1)	12/14/17	GBP	500	3.25%	United Kingdom Retail Price Index	(49,847)
Royal Bank of Scotland PLC(1)	09/10/27	GBP	100	3.44%	United Kingdom Retail Price Index	(16,512)
Royal Bank of Scotland PLC(1)	12/19/17	GBP	800	3.18%	United Kingdom Retail Price Index	(86,054)
Barclays Bank PLC(2)	12/17/17	JPY	120,000	2.00%	6 month LIBOR	(9,311)
Deutsche Bank AG(1)	12/15/35	JPY	500,000	2.50%	6 month LIBOR	117,671
Deutsche Bank AG(1)	06/20/27	JPY	110,000	3.00%	6 month LIBOR	5,020
Deutsche Bank AG(2)	12/17/17	JPY	470,000	2.00%	6 month LIBOR	(39,131)
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	300,000	1.00%	6 month LIBOR	3,278
Morgan Stanley Capital Services, Inc.(1)	06/20/27	JPY	30,000	3.00%	6 month LIBOR	786
Royal Bank of Scotland PLC(2)	12/17/17	JPY	490,000	2.00%	6 month LIBOR	(50,502)
UBS AG(1)	06/20/36	JPY	180,000	2.50%	6 month LIBOR	15,439
UBS AG(1)	06/20/27	JPY	40,000	3.00%	6 month LIBOR	2,045
UBS AG(1)	06/17/13	JPY	980,000	1.50%	6 month LIBOR	34,457
UBS AG(2)	12/17/15	JPY	180,000	1.75%	6 month LIBOR	(16,277)

						$(10,575,403)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Portfolio pays the fixed and receives the difference between the floating rate and the strike price.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(1)	05/25/46	$400	0.11%	ABX.HE.AAA.06-2 Index	$(1,701)
Credit Suisse International(1)	07/25/45	400	0.32%	ABX.HE.AAA.06-2 Index	(38,287)
Credit Suisse International(1)	05/25/46	4,800	0.11%	ABX.HE.AAA.06-2 Index	(445,645)
Credit Suisse International(1)	08/25/37	1,200	0.90%	ABX.HE.AAA.07-1 Index	(284,046)
Bank of America N.A.(2)	03/20/18	1,000	0.50%	ACE INA Holdings, 5.80%, due 03/15/18	23,739
Lehman Brothers, Inc.(2)	03/20/11	100	0.14%	Alcan, Inc., 6.45%, due 03/15/11	281
Morgan Stanley Capital Services, Inc.(2)	03/20/12	1,000	0.85%	Aloca, Inc., 6.00%, due 01/15/12	1,192
Citigroup, Inc.(2)	06/20/15	1,200	0.62%	American Electric Power, 5.25%, due 06/01/15	5,527
Morgan Stanley Capital Services, Inc.(2)	06/20/15	100	0.47%	American Electric Power, 5.25%, due 06/01/15	1,354
Royal Bank of Scotland PLC(2)	12/20/17	2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	270,641
Merrill Lynch & Co.(2)	12/20/17	1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	248,983
Merrill Lynch & Co.(2)	12/20/17	500	1.37%	American General Finance Corp., 6.90%, due 12/15/17	65,518
Deutsche Bank AG(2)	06/20/16	1,000	0.72%	Autozone Inc., 6.95%, due 06/15/16	21,296
Royal Bank of Scotland PLC(2)	06/20/13	1,000	0.92%	Autozone, Inc., 5.50%, due 11/15/15	344
Royal Bank of Scotland PLC(2)	06/20/17	300	0.64%	Autozone, Inc., 5.875%, due 10/15/12	9,239
Royal Bank of Scotland PLC(2)	06/20/17	200	0.64%	Autozone, Inc., 5.875%, due 10/15/12	6,089
Bank of America N.A.(2)	12/20/12	1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	11,614
Bank of America N.A.(2)	12/20/12	400	0.62%	Autozone, Inc., 5.875%, due 10/15/12	4,224
Royal Bank of Scotland PLC(2)	06/20/17	500	0.67%	Autozone, Inc., 5.875%, due 10/15/12	14,354
Citigroup, Inc.(2)	09/20/08	100	0.16%	Autozone, Inc., 6.50%, due 07/15/08	33
Bank of America N.A.(2)	06/20/16	1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	16,356
UBS AG(2)	12/20/11	100	0.14%	BAE Holdings, Inc., 6.40%, due 12/15/11	1,366
Citigroup, Inc.(2)	12/20/16	500	0.17%	Bank of America, 4.64%, due 10/14/16	30,719
Goldman Sachs Capital Markets, L.P.(2)	06/20/18	1,000	0.34%	Baxter International, Inc., 5.375%, due 06/01/18	(1,553)
Goldman Sachs Capital Markets, L.P.(2)	12/20/12	100	1.78%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	(2,903)
Citigroup, Inc.(1)	09/20/12	100	0.72%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	(1,301)
Credit Suisse International(2)	12/20/17	100	0.76%	Bear Stearns Co., Inc., 6.40%, due 10/02/17	2,053
Royal Bank of Scotland PLC(2)	03/20/18	100	2.22%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(8,633)
Deutsche Bank AG(2)	03/20/18	1,100	0.87%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	14,127

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.(2)	09/20/14	$100	0.33%	Bellsouth Corp.,5.20%, due 09/15/14	$337
Bank of America N.A.(2)	03/20/12	300	0.14%	BHP Billiton Finance, 5.125%, due 03/29/12	6,747
Merrill Lynch & Co.(2)	06/20/11	100	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	3,471
Barclays Bank PLC(2)	06/20/12	300	0.16%	Capital One Bank, 5.125%, due 02/15/14	30,121
Bear Stearns International, LTD.(2)	09/20/12	600	1.21%	Capital One Bank, 6.25%, due 11/15/13	66,113
Goldman Sachs Capital Markets, L.P.(2)	06/20/17	1,000	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	10,068
Goldman Sachs Capital Markets, L.P.(2)	06/20/12	100	0.21%	Carnival Corp., 6.65%, due 01/15/28	4,031
Bank of America N.A.(2)	06/20/17	200	0.60%	Centurytel Inc., 6.00%, due 04/01/17	16,930
Credit Suisse International(1)	09/20/12	100	1.55%	Chesapeake Energy Corp., 6.875%, due 01/15/16	(1,555)
Credit Suisse International(1)	06/20/12	100	1.01%	Chesapeake Energy Corp., 6.875%, due 01/15/16	(3,209)
Barclays Bank PLC(2)	06/20/18	1,000	0.87%	Citigroup, Inc., 6.125%, due 05/15/18	41,316
Barclays Bank PLC(2)	09/20/18	1,200	1.35%	Citigroup, Inc., 6.50%, due 01/18/11	8,523
Royal Bank of Scotland PLC(2)	06/20/17	1,000	0.94%	Cleveland Electric, 5.70%, due 04/01/17	4,830
Morgan Stanley Capital Services, Inc.(1)	12/13/49	440	0.08%	CMBX.HE.AAA.3 Index	24,631
Morgan Stanley Capital Services, Inc.(2)	03/20/13	1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	2,816
Goldman Sachs Capital Markets, L.P.(2)	03/20/18	100	1.18%	Computer Sciences Corp., 6.50%, due 03/15/18	(3,184)
Bank of America N.A.(2)	03/20/18	1,000	0.97%	Computer Sciences Corp., 6.50%, due 03/15/18	(15,815)
Bank of America N.A.(2)	03/20/12	200	0.09%	Consumers Energy, 5.00%, due 02/15/12	8,731
Bank of America N.A.(2)	12/20/17	2,000	0.50%	Covidien Ltd., 6.00%, due 10/15/17	15,041
Merrill Lynch & Co.(2)	03/20/12	100	0.23%	CSX Corp., 6.30%, due 03/15/12	4,053
Lehman Brothers, Inc.(2)	09/20/11	100	0.21%	CVS Corp., 5.75%, due 08/15/11	1,040
Deutsche Bank AG(2)	12/20/15	1,000	0.95%	Cytec Industries, Inc., 6.00%, due 10/01/15	(6,833)
Lehman Brothers, Inc.(2)	06/20/11	100	3.95%	D.R. Horton Inc., 6.00%, due 04/15/11	2,200
Royal Bank of Scotland PLC(1)	12/20/08	2,500	0.55%	Deutsche Bank, 5.50%, due 05/18/11	2,325
Royal Bank of Scotland PLC(1)	12/20/08	1,100	0.55%	Deutsche Bank, 5.50%, due 05/18/11	1,024
Bear Stearns International, LTD.(2)	06/20/12	100	0.23%	Diamond Offshore Drilling, 0% (convertible), due 06/06/20	1,188
Bank of America N.A.(2)	06/20/17	100	0.49%	Diamond Offshore Drilling, 4.875%, due 07/01/15	1,739
Deutsche Bank AG(1)	06/20/13	2,000	2.65%	Dow Jones CDX EM 9	(8,177)
Royal Bank of Scotland PLC(1)	06/20/13	200	5.00%	Dow Jones CDX HY-10 100 Index	1,580
Barclays Bank PLC(2)	06/20/13	1,100	5.00%	Dow Jones CDX HY-10 100 Index	39,122
UBS AG(2)	06/20/13	1,000	5.00%	Dow Jones CDX HY-10 100 Index	36,179
Barclays Bank PLC(1)	06/20/13	200	5.00%	Dow Jones CDX HY-10 100 Index	1,103
Credit Suisse International (1)	06/20/13	200	5.00%	Dow Jones CDX HY-10 100 Index	1,026
Barclays Bank PLC(2)	06/20/12	495	2.75%	Dow Jones CDX HY-8 Index	25,832
Merrill Lynch & Co.(2)	06/20/12	3,168	2.75%	Dow Jones CDX HY-8 Index	216,852

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Bear Stearns International, LTD.(2)	06/20/12	$396	2.75%	Dow Jones CDX HY-8 Index	$25,808
Citigroup, Inc.(1)	06/20/12	5,000	2.09%	Dow Jones CDX HY-8 Index	(313,531)
Morgan Stanley Capital Services, Inc.(2)	06/20/12	99	2.75%	Dow Jones CDX HY-8 Index	5,165
Bank of America N.A.(2)	06/20/12	297	2.75%	Dow Jones CDX HY-8 Index	20,126
UBS AG(2)	06/20/12	594	2.75%	Dow Jones CDX HY-8 Index	32,837
Deutsche Bank AG(1)	12/20/12	200	6.35%	Dow Jones CDX HY-9 100 Index	9,412
Bank of America N.A.(1)	12/20/12	100	6.69%	Dow Jones CDX HY-9 100 Index	6,029
Bear Stearns International, LTD.(2)	12/20/12	99	3.75%	Dow Jones CDX HY-9 Index	7,415
Lehman Brothers, Inc.(2)	12/20/12	1,000	0.60%	Dow Jones CDX HY-9 Index	23,304
Morgan Stanley Capital Services, Inc.(1)	12/20/12	100	6.57%	Dow Jones CDX HY-9 Index	5,562
Barclays Bank PLC(2)	06/20/18	7,000	1.50%	Dow Jones CDX NA IG 10 10Y	101,358
Goldman Sachs Capital Markets, L.P.(2)	06/20/18	600	1.50%	Dow Jones CDX NA IG 10 10Y	18,644
Goldman Sachs Capital Markets, L.P.(2)	06/20/18	2,000	1.50%	Dow Jones CDX NA IG 10 10Y	41,197
Barclays Bank PLC(2)	06/20/13	800	1.55%	Dow Jones CDX NA IG 10 5Y	7,550
Barclays Bank PLC(2)	06/20/13	200	1.55%	Dow Jones CDX NA IG 10 5Y	761
Deutsche Bank AG(2)	06/20/13	7,700	1.55%	Dow Jones CDX NA IG 10 5Y	11,143
Deutsche Bank AG(2)	06/20/13	3,200	1.55%	Dow Jones CDX NA IG 10 5Y	10,584
Deutsche Bank AG(2)	06/20/13	2,700	1.55%	Dow Jones CDX NA IG 10 5Y	(1,388)
Goldman Sachs Capital Markets, L.P.(2)	06/20/13	700	1.55%	Dow Jones CDX NA IG 10 5Y	2,730
Goldman Sachs Capital Markets, L.P.(2)	06/20/13	3,500	1.55%	Dow Jones CDX NA IG 10 5Y	10,961
Goldman Sachs Capital Markets, L.P.(2)	06/20/13	2,300	1.55%	Dow Jones CDX NA IG 10 5Y	8,440
Morgan Stanley Capital Services, Inc.(2)	06/20/13	1,500	1.55%	Dow Jones CDX NA IG 10 5Y	2,359
Morgan Stanley Capital Services, Inc.(2)	06/20/13	500	1.55%	Dow Jones CDX NA IG 10 5Y	2,013
Morgan Stanley Capital Services, Inc.(1)	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(36,737)
Morgan Stanley Capital Services, Inc.(2)	12/20/12	500	0.14%	Dow Jones CDX NA IG 5 7Y	36,107
Goldman Sachs Capital Markets, L.P.(2)	12/20/16	100	0.65%	Dow Jones CDX NA IG 7 10Y	5,986
JPMorgan Chase Bank(2)	12/20/16	700	0.65%	Dow Jones CDX NA IG 7 10Y	41,425
Lehman Brothers, Inc.(2)	12/20/16	800	0.65%	Dow Jones CDX NA IG 7 10Y	47,036
Barclays Bank PLC(2)	12/20/16	200	0.65%	Dow Jones CDX NA IG 7 10Y	12,023
Bank of America N.A.(2)	12/20/16	1,900	0.65%	Dow Jones CDX NA IG 7 10Y	112,409
Morgan Stanley Capital Services, Inc.(2)	12/20/16	600	0.65%	Dow Jones CDX NA IG 7 10Y	36,148
Barclays Bank PLC(1)	06/20/17	900	0.60%	Dow Jones CDX NA IG 8 10Y	(36,310)
Merrill Lynch, Inc.(2)	06/20/12	500	0.35%	Dow Jones CDX NA IG 8 5Y	16,807
Merrill Lynch, Inc.(2)	06/20/12	4,600	0.35%	Dow Jones CDX NA IG 8 5Y	139,256
Goldman Sachs Capital Markets, L.P.(2)	12/20/17	600	0.80%	Dow Jones CDX NA IG 9 10Y	21,085
Goldman Sachs Capital Markets, L.P.(2)	12/20/17	1,700	0.80%	Dow Jones CDX NA IG 9 10Y	29,406
Goldman Sachs Capital Markets, L.P.(2)	12/20/17	600	0.80%	Dow Jones CDX NA IG 9 10Y	12,507
Barclays Bank PLC(2)	12/20/17	200	0.80%	Dow Jones CDX NA IG 9 10Y	5,614
Barclays Bank PLC(2)	12/20/17	3,500	0.80%	Dow Jones CDX NA IG 9 10Y	111,646
Lehman Brothers, Inc.(2)	12/20/17	500	0.80%	Dow Jones CDX NA IG 9 10Y	17,576
Deutsche Bank AG(1)	12/20/12	3,400	1.16%	Dow Jones CDX NA IG 9 5Y	27,106
Lehman Brothers, Inc.(1)	12/20/12	300	3.33%	Dow Jones CDX NA IG 9 5Y	(22,684)
Citigroup, Inc.(1)	12/20/12	500	0.71%	Dow Jones CDX NA IG 9 5Y	3,887
Bank of America N.A.(2)	12/20/12	5,200	0.60%	Dow Jones CDX NA IG 9 5Y	184,899
Goldman Sachs Capital Markets, L.P.(2)	12/20/12	1,000	0.60%	Dow Jones CDX NA IG 9 5Y	96,342
Merrill Lynch & Co.(2)	12/20/12	1,800	0.60%	Dow Jones CDX NA IG 9 5Y	68,191
Deutsche Bank AG(1)	12/20/12	100	0.60%	Dow Jones CDX NA IG 9 5Y	583
Deutsche Bank AG(1)	12/20/12	200	0.99%	Dow Jones CDX NA IG 9 5Y	192

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.(2)	06/20/14	$100	0.40%	Encana Holdings Corp., 5.80%, due 05/01/14	$2,712
Citigroup, Inc.(2)	06/20/15	1,000	1.26%	Exelon Corp., 4.90%, due 06/15/15	(4,188)
Merrill Lynch, Inc.(2)	06/20/11	100	0.29%	Exelon Corp., 6.75%, due 05/01/11	1,541
Barclays Bank PLC(1)	06/20/12	2,000	0.69%	Federal Republic of Brazil, 12.25%, due 03/06/30	(23,076)
Barclays Bank PLC(1)	05/20/12	2,500	0.64%	Federal Republic of Brazil, 12.25%, due 03/06/30	(30,856)
Barclays Bank PLC(1)	06/20/12	2,000	0.65%	Federal Republic of Brazil, 12.25%, due 03/06/30	(26,013)
Deutsche Bank AG(1)	05/20/17	1,300	1.04%	Federal Republic of Brazil, 12.25%, due 03/06/30	(35,194)
Barclays Bank PLC(1)	05/20/12	3,000	0.70%	Federal Republic of Brazil, 12.25%, due 03/06/30	(30,387)
Barclays Bank PLC(1)	05/20/12	2,500	0.70%	Federal Republic of Brazil, 12.25%, due 03/06/30	(24,861)
ABN AMRO (1)	06/20/12	4,500	0.67%	Federal Republic of Brazil, 12.25%, due 03/06/30	(56,051)
Morgan Stanley Capital Services, Inc.(1)	08/20/11	1,300	1.38%	Federal Republic of Brazil, 12.25%, due 03/06/30	26,325
Merrill Lynch & Co.(2)	12/20/11	100	0.13%	Firstenergy Corp., 6.45%, due 11/15/11	2,066
Citigroup, Inc.(1)	03/20/09	300	7.50%	Ford Motor Credit Co., 7.25%, due 10/25/11	(7,388)
Citigroup, Inc.(1)	03/20/09	600	7.50%	Ford Motor Credit Co., 7.25%, due 10/25/11	(14,778)
Bank of America N.A.(1)	12/20/12	200	3.95%	Ford Motor Credit Co., 7.25%, due 10/25/11	(47,755)
Citigroup, Inc.(1)	03/20/09	700	7.50%	Ford Motor Credit Co., 7.25%, due 10/25/11	(17,241)
Goldman Sachs Capital Markets, L.P.(1)	09/20/08	200	1.40%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(3,492)
Morgan Stanley Capital Services, Inc.(1)	09/20/12	100	3.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(23,748)
Lehman Brothers, Inc.(2)	06/20/10	100	2.31%	Ford Motor Credit Corp., 7.875%, due 06/15/10	15,873
Bear Stearns International, LTD.(2)	06/20/10	100	0.16%	GATX Financial Corp., 5.125%, due 04/15/10	1,902
Royal Bank of Scotland PLC(2)	03/20/12	1,000	0.61%	GATX Financial Corp., 5.50%, due 02/15/12	22,899
Goldman Sachs Capital Markets, L.P.(1)	12/20/09	100	0.83%	General Electric Capital Corp., 6.00%, due 06/15/12	(513)
Barclays Bank PLC(2)	06/20/18	400	0.96%	Genworth Financial, 6.52%, due 05/22/18	39,602
Deutsche Bank AG(2)	06/20/18	600	0.98%	Genworth Financial, 6.52%, due 05/22/18	59,098
Royal Bank of Scotland PLC(2)	03/20/12	100	0.29%	Glitnir Bank, 4.42%, due 01/18/12	22,677
Deutsche Bank AG(2)	03/20/12	100	0.37%	Glitnir Bank, 4.42%, due 01/18/12	22,477
Goldman Sachs Capital Markets, L.P.(1)	03/20/09	200	7.75%	GMAC LLC, 6.875%, due 08/28/12	(8,978)
Bank of America N.A.(1)	03/20/09	600	8.85%	GMAC LLC, 6.875%, due 08/28/12	(22,447)
Bank of America N.A.(1)	09/20/12	100	7.00%	GMAC LLC, 6.875%, due 08/28/12	(23,285)
Lehman Brothers, Inc.(1)	09/20/08	100	1.43%	GMAC LLC, 6.875%, due 08/28/12	(2,643)
Goldman Sachs Capital Markets, L.P.(1)	09/20/12	100	3.05%	GMAC LLC, 6.875%, due 08/28/12	(31,356)
Citigroup, Inc.(2)	09/20/12	100	5.00%	GMAC LLC, 6.875%, due 08/28/12	27,372

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(1)	09/20/12		$600	5.40%	GMAC LLC, 6.875%, due 08/28/12	$(159,328)
Deutsche Bank AG(2)	09/20/08		600	5.15%	GMAC LLC, 6.875%, due 08/28/12	10,090
Barclays Bank PLC(1)	09/20/08		100	1.40%	GMAC LLC, 6.875%, due 08/28/12	(2,649)
BNP Paribas(2)	12/20/12		100	0.39%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	3,768
Morgan Stanley Capital Services, Inc.(1)	09/20/12		100	0.75%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	(2,233)
Morgan Stanley Capital Services, Inc.(1)	09/20/12		100	0.80%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	(2,045)
Deutsche Bank AG(2)	09/20/16		100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	325
Goldman Sachs Capital Markets, L.P.(2)	03/20/18		1,000	2.91%	HCP, Inc., 6.70%, due 01/30/18	(48,644)
Barclays Bank PLC(2)	06/20/15		300	2.93%	Health Care REIT, 5.875%, due 05/15/15	(19,273)
Bank of America N.A.(2)	03/20/16		1,000	1.10%	Home Depot, Inc., 5.40%, due 03/01/16	15,511
Merrill Lynch & Co.(1)	06/20/09		300	1.55%	HSBC Finance Corp., 7.00%, due 05/15/12	(1,620)
Bank of Nova Scotia(2)	06/20/12		200	0.50%	HSBC Finance Corp., 7.00%, due 05/15/12	9,591
JPMorgan Chase Bank(2)	12/20/16	EUR	200	0.85%	iTraxx Europe HiVol Series 6 Version 1	16,507
HSBC Bank USA, N.A.(2)	12/20/16	EUR	100	0.85%	iTraxx Europe HiVol Series 6 Version 1	8,385
Barclays Bank PLC(2)	12/20/16	EUR	500	0.85%	iTraxx Europe HiVol Series 6 Version 1	41,770
BNP Paribas(2)	12/20/16	EUR	200	0.85%	iTraxx Europe HiVol Series 6 Version 1	16,810
Barclays Bank PLC(2)	12/20/12	EUR	1,900	0.70%	iTraxx Europe HiVol Series 8	75,102
Deutsche Bank AG(2)	06/20/18	EUR	4,300	1.75%	iTraxx Europe HiVol Series 9	125,953
Morgan Stanley Capital Services, Inc.(2)	09/20/08		200	0.10%	JC Penney Corp., Inc., 7.375%, due 08/15/08	481
Deutsche Bank AG(2)	03/20/18		100	0.72%	JPMorgan Chase, 6.00%, due 01/15/18	2,388
BNP Paribas(2)	03/20/18		300	0.74%	JPMorgan Chase, 6.00%, due 01/15/18	6,790
Deutsche Bank AG(2)	03/20/18		200	0.72%	JPMorgan Chase, 6.00%, due 01/15/18	4,776
Lehman Brothers, Inc.(2)	12/20/17		500	0.57%	JPMorgan Chase, 6.00%, due 01/15/18	17,140
Royal Bank of Scotland PLC(2)	12/20/11		100	0.49%	Kaupthing Bank, 5.75%, due 10/04/11	21,597
Goldman Sachs Capital Markets, L.P.(1)	03/20/13		4,300	0.27%	Kingdom of Spain, 5.50%, due 07/30/17 (5,874)
Goldman Sachs Capital Markets, L.P.(2)	12/20/17		100	0.72%	Kohls Corp., 6.25%, due 12/15/17	4,665
Bear Stearns International, LTD.(2)	06/20/12		100	0.17%	Kraft Foods, Inc., 6.25%, due 06/01/12	2,674
Royal Bank of Scotland PLC(2)	09/20/11		100	0.40%	Landsbanki Islands, 6.10%, due 08/25/11	15,360
Royal Bank of Scotland PLC(1)	09/20/12		100	0.66%	Lehman Brothers Holdings, 6.625%, due 01/18/12	(7,844)
Bank of America N.A.(2)	03/20/14		1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	16,810
Goldman Sachs Capital Markets, L.P.(2)	09/20/17		500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	(21,981)
Bear Stearns International, LTD.(2)	03/20/16		300	0.30%	Loews Corp., 5.25%, due 03/15/16	2,988

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Bear Stearns International, LTD.(2)	03/20/16	$100	0.28%	Loews Corp., 5.25%, due 03/15/16	$1,126
Deutsche Bank AG(2)	09/20/15	1,000	0.60%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	13,122
Bank of America N.A.(2)	09/20/15	1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	(10,312)
Citigroup, Inc.(2)	12/20/16	1,000	1.91%	Masco Corp., 6.125%, due 10/03/16 33,640
Bank of America N.A.(2)	03/20/17	100	0.38%	McKesson HBOC, Inc., 5.70%, due 03/01/17	2,575
Lehman Brothers, Inc.(2)	06/20/17	300	1.02%	MeadWestvaco, 6.85%,due 04/01/12	24,778
Goldman Sachs Capital Markets, L.P.(2)	06/20/17	100	1.04%	MeadWestvaco, 6.85%, due 04/01/12	8,122
Lehman Brothers, Inc.(2)	03/20/15	100	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	1,101
Lehman Brothers, Inc.(2)	03/20/15	100	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	1,101
Citigroup, Inc.(2)	06/20/18	1,000	1.38%	Merrill Lynch & Co., 6.875%, due 04/25/18	47,953
Royal Bank of Scotland PLC(2)	12/20/16	200	0.32%	Morgan Stanley, 4.40%, due 10/18/16	19,861
Royal Bank of Scotland PLC(2)	12/20/15	100	0.30%	Morgan Stanley, 4.74%, due 10/15/15	9,449
Deutsche Bank AG(2)	09/20/18	400	1.85%	Morgan Stanley, 6.60%, due 04/01/12	1,239
Goldman Sachs Capital Markets, L.P.(2)	06/20/15	1,500	1.20%	Morgan Stanley, 6.00%, due 04/28/15	63,517
BNP Paribas(1)	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	(68,651)
Morgan Stanley Capital Services, Inc.(2)	12/20/17	100	0.73%	Motorola Inc., 6.00%, due 11/15/17	14,281
Deutsche Bank AG(2)	03/20/18	1,000	0.63%	Nabors Industries, Inc., 6.15%, due 02/15/18	18,500
Deutsche Bank AG(2)	09/20/11	100	0.62%	Nationwide Health, 6.50%, due 07/15/11	2,440
Deutsche Bank AG(2)	09/20/11	100	0.62%	Nationwide Health, 6.50%, due 07/15/11	2,440
Citigroup, Inc.(2)	06/20/10	100	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	447
Morgan Stanley Capital Services, Inc.(2)	03/20/19	1,000	1.47%	Nisource Financial, 6.80%, due 01/15/19	11,700
Bank of America N.A.(2)	06/20/12	100	0.54%	Noble Corp., 5.88%, due 06/01/13	273
Bank of America N.A.(2)	03/20/18	1,400	0.99%	Nordstrom, Inc., 6.25%, due 01/15/18	18,088
Goldman Sachs Capital Markets, L.P.(2)	06/20/13	1,000	1.04%	Nordstrom, Inc., 6.95%, due 03/15/28	2,437
Goldman Sachs Capital Markets, L.P.(1)	12/20/09	4,000	2.00%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(4,459)
Morgan Stanley Capital Services, Inc.(2)	06/20/16	200	0.39%	Omnicom Group, 5.90%, due 04/15/16	3,620
Merrill Lynch & Co.(2)	12/20/11	100	0.28%	Orix Corp., 5.48%, due 11/22/11	5,743
Citigroup, Inc.(2)	06/20/18	1,000	0.69%	Pearson, 6.25%, due 05/06/18	14,003
Citigroup, Inc.(1)	09/20/12	100	3.40%	R.H. Donnelley Corp., 8.875%, due 01/15/16	(30,421)
Merrill Lynch & Co.(2)	04/15/20	300	1.95%	Race Point CLO, 7.01%, due 04/15/20	79,377

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(2)	04/15/20	$300	4.03%	Race Point CLO, 9.61%, due 04/15/20	$120,166
Goldman Sachs Capital Markets, L.P.(2)	06/20/13	700	1.44%	Radioshack Corp., 7.375%, due 05/15/11	22,398
Barclays Bank PLC(2)	06/20/13	500	1.45%	Rexam PLC, 6.75%, due 06/01/23	1,428
Morgan Stanley Capital Services, Inc.(2)	12/20/12	100	0.54%	Rogers Wireless, 7.25%, due 12/15/12	3,651
Bank of America N.A.(2)	06/20/10	200	0.48%	Royal Caribbean Cruises, 8.00%, due 05/15/10	10,498
Deutsche Bank AG(1)	09/20/08	3,500	0.57%	Russian Federation, 7.50%, due 03/31/30	6,866
Bear Stearns International, LTD.(2)	12/20/16	100	0.46%	Ryder System, Inc., 5.85%, due 11/01/16	5,196
Lehman Brothers, Inc.(2)	09/20/11	300	0.35%	Sara Lee Corp., 6.25%, due 09/15/11	56,543
Lehman Brothers, Inc.(2)	09/20/11	100	0.35%	SaraLee Corp., 6.25%, due 09/15/11	119
Merrill Lynch & Co.(2)	12/15/19	300	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	73,339
Citigroup, Inc.(2)	09/20/13	100	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	4,430
Morgan Stanley Capital Services, Inc.(2)	09/20/13	100	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	4,476
Goldman Sachs Capital Markets, L.P.(2)	12/20/16	500	1.47%	Simon Property Group LP, 5.25%, due 12/01/16	(9,012)
Royal Bank of Scotland PLC(2)	12/20/15	100	1.01%	Simon Property Group LP, 5.25%, due 12/01/15	1,299
Goldman Sachs Capital Markets, L.P.(1)	03/20/09	300	3.70%	SLM Corp., 5.125%, due 08/27/12	(3,256)
Citigroup, Inc.(1)	03/20/09	100	4.30%	SLM Corp., 5.125%, due 08/27/12	(649)
Deutsche Bank AG(1)	03/20/09	400	3.05%	SLM Corp., 5.125%, due 08/27/12	(6,240)
Deutsche Bank AG(2)	03/20/12	100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	4,370
Bank of America N.A.(2)	09/20/14	1,000	0.83%	Spectra Energy Capital, 5.67%, due 08/15/14	3,317
Deutsche Bank AG(2)	06/20/18	2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	26,048
Bear Stearns International, LTD.(2)	12/20/16	200	1.07%	Sprint Nextel Corp., 6.00%, due 12/01/16	21,440
Bank of America N.A.(2)	06/20/18	600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	44,090
Royal Bank of Scotland PLC(1)	09/20/12	100	2.45%	Supervalue, Inc., 7.50%, due 05/15/12	1,932
Lehman Brothers, Inc.(2)	06/20/11	100	0.32%	Tate & Lyle Intl PLC, 6.125%. due 06/15/11	2,824
Goldman Sachs Capital Markets, L.P.(2)	06/20/18	500	1.55%	Telecom Italia Capital, 7.00%, due 06/04/18	6,092
Goldman Sachs Capital Markets, L.P.(2)	06/20/18	1,000	0.59%	Travelers Cos., Inc., 5.80%, due 05/15/18	16,791
Lehman Brothers, Inc.(1)	01/20/17	2,300	0.67%	United Mexican States, 7.50%, due 04/08/33	(95,066)
Bank of America N.A.(2)	09/20/12	200	0.34%	UST, Inc., 6.625%, due 07/15/12	363
Citigroup, Inc.(2)	06/20/13	1,000	1.17%	Vivendi, 5.75%, due 04/04/13	6,467

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Bear Stearns International, LTD.(2)	03/20/11	$100	0.33%	Vornado Realty, 5.60%, due 02/15/11	$4,272
Bank of America N.A.(2)	12/20/16	100	0.67%	Western Union Co., 5.93%, due 10/01/16	1,939
Lehman Brothers, Inc.(2)	06/20/17	300	0.99%	Weyerhaeuser Co., 6.75%, due 03/15/12	24,458
UBS AG(2)	06/20/13	500	0.84%	Whirlpool Corp., 7.75%, due 07/15/16	7,500
Morgan Stanley Capital Services, Inc.(2)	03/20/09	100	0.29%	Xerox Corp., 9.75%, due 01/15/09	59
Bank of America N.A.(2)	06/20/12	100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	1,683
Bank of America N.A.(2)	06/20/15	1,200	1.10%	XStrata Canada Corp., 5.375%, due 06/01/15	38,534

					$2,127,894

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount# (000)	Floating Rate	Unrealized Depreciation
Merrill Lynch & Co.	03/31/09	$946	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA.	$—
Merrill Lynch & Co.	03/31/09	1,379	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -15bps.	—
Credit Suisse International	01/31/09	8,520	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA.	—
Morgan Stanley Capital Services, Inc.	07/29/08	23,830	Dow Jones-AIG Commodity Index	(84,640)
AIG	12/29/08	27,662	Dow Jones-AIG Commodity Index	(84,788)

				$(169,428)

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,052,123,538	$(908,376)
Level 2 – Other Significant Observable Inputs – Long	1,080,135,042	(9,147,104)
Level 2 – Other Significant Observable Inputs – Short	(179,822,945)	—
Level 3 – Significant Unobservable Inputs	5,585,268	—

Total	$1,958,020,903	$(10,055,480)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$820,923
Accrued discounts/premiums	(197)
Realized gain (loss)	(178)
Change in unrealized appreciation (depreciation)	(463,722)
Net purchases (sales)	5,401,553
Transfers in and/or out of Level 3	(173,111)

Balance as of 6/30/08	$5,585,268

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

U.S. Government Mortgage-Backed Obligations	15.8%
Affiliated Money Market Mutual Fund (8.5% represents investments purchased with collateral from securities on loan)	13.7
U.S. Treasury Obligations	10.5
Exchange Traded Funds	8.5
Financial Services	7.1
Oil, Gas & Consumable Fuels	5.2
Sovereign Bonds	3.5
Oil & Gas	3.4
Banks	2.8
Telecommunications	2.7
Collateralized Mortgage Obligations	2.7
Financial Bank & Trust	2.4
Commercial Paper	2.4
Insurance	2.3
Pharmaceuticals	2.0
Computer Services & Software	2.0
Asset-Backed Securities	1.9
Chemicals	1.9
Metals & Mining	1.8
Transportation	1.6
Commercial Banks	1.5
Retail & Merchandising	1.5
Diversified Financial Services	1.5
Aerospace & Defense	1.4
Hotels, Restaurants & Leisure	1.4
Biotechnology	1.3
Media	1.0
Consumer Products & Services	0.9
Utilities	0.9
Beverages	0.9
Farming & Agriculture	0.8
Business Services	0.8
Commercial Services	0.8
Electronic Components	0.7
Diversified Telecommunication Services	0.7
Internet	0.7
Real Estate	0.7
Medical Supplies & Equipment	0.7
Industrial Conglomerates	0.7
Foods	0.6
Specialty Retail	0.6
Automobile Manufacturers	0.6
Diversified Manufacturing	0.5
Entertainment & Leisure	0.5
Municipal Bonds	0.5
Petroleum Exploration & Production	0.5
Construction	0.5
Electric	0.4
Airlines	0.4
Bank Notes	0.4
Pipelines	0.4
U.S. Government Agency Obligations	0.3
Engineering/R&D Services	0.3
Diversified Operations	0.3
Options Purchased	0.3
Tobacco	0.3
Leisure Equipment	0.3
Wireless Telecommunication Services	0.2
Broadcasting	0.2
Electric Utilities	0.2
Automotive Parts	0.2
Iron/Steel	0.2
Paper & Forest Products	0.2
Machinery – Construction & Mining	0.2
Capital Markets	0.2
Agriculture	0.2
Distribution/Wholesale	0.2
Water	0.2
Building Materials	0.2
Semiconductors & Semiconductor Equipment	0.1
Office Equipment	0.1
Investment Firms	0.1
Engineering/Construction	0.1
Electronics	0.1
Auto/Trucks Parts & Equipment	0.1
Real Estate Investment Trusts	0.1
Equipment Services	0.1
Home Furnishings	0.1
Energy – Other	0.1
Healthcare Products	0.1
Diversified Machinery	0.1
Machinery & Equipment	0.1
Energy – Energy Resources	0.1
Multimedia	0.1

124.7
Written Options and Securities Sold Short	(10.5)
Liabilities in excess of other assets	(14.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $141,653,341:
Unaffiliated investments (cost $1,961,728,331)	$1,902,811,442
Affiliated investments (cost $235,032,406)	235,032,406
Cash	18,302,283
Foreign currency, at value (cost $5,391,198)	5,612,985
Receivable for investments sold	81,297,311
Dividends and interest receivable	8,181,942
Unrealized appreciation on swap agreements	6,857,752
Receivable for fund share sold	6,198,893
Unrealized appreciation on foreign currency forward contracts	1,299,418
Tax reclaim receivable	491,164

Total Assets	2,266,085,596

LIABILITIES:
Payable for investments purchased	204,327,972
Securities sold short, at value (proceeds received $174,148,658)	175,548,621
Payable to broker for collateral for securities on loan	146,155,656
Unrealized depreciation on swap agreements	15,474,689
Written options, at value (premium received $6,149,044)	4,274,324
Payments received for swap agreements	1,871,687
Unrealized depreciation on foreign currency forward contracts	1,829,585
Interest payable on investments sold short	889,005
Advisory fees payable	558,872
Payable for fund share repurchased	187,585
Due to broker-variation margin	118,482
Accrued expenses and other liabilities	58,228
Shareholder servicing fees payable	13,209

Total Liabilities	551,307,915

NET ASSETS	$1,714,777,681

Net assets were comprised of:
Paid-in capital	$1,756,116,297
Retained earnings	(41,338,616)

Net assets, June 30, 2008	$1,714,777,681

Net asset value and redemption price per share, $1,714,777,681 / 160,308,980 outstanding shares of beneficial interest	$10.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$14,892,387
Unaffiliated dividend income (net of $595,619 foreign withholding tax)	12,122,099
Affiliated dividend income	1,876,970
Affiliated income from securities lending, net	512,311

29,403,767

EXPENSES
Advisory fees	6,828,160
Shareholder servicing fees and expenses	562,319
Custodian and accounting fees	417,000
Audit fee	27,000
Insurance expenses	11,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	9,000
Loan interest expense (Note 7)	8,473
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Miscellaneous	17,833

Total expenses	7,899,785

NET INVESTMENT INCOME	21,503,982

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(15,933,487)
Futures transactions	1,909,863
Options written transactions	2,346,392
Short sale transactions	1,576,024
Swap agreement transactions	14,440,041
Foreign currency transactions	151,716

4,490,549

Net change in unrealized appreciation (depreciation) on:
Investments	(114,942,342)
Futures	(2,859,353)
Options written	5,541,800
Short sales	(1,460,114)
Swap agreements	(9,815,781)
Foreign currencies	(608,931)

(124,144,721)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(119,654,172)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(98,150,190)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$21,503,982	$27,935,301
Net realized gain on investment and foreign currency transactions	4,490,549	36,048,120
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(124,144,721)	27,375,822

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(98,150,190)	91,359,243

DISTRIBUTIONS	(63,983,420)	(7,160,457)

FUND SHARE TRANSACTIONS:
Fund share sold [40,681,841 and 72,666,664 shares, respectively]	464,696,431	826,637,655
Fund share issued in reinvestment of distributions [5,875,429 and 613,578 shares, respectively]	63,983,420	7,160,457
Fund share repurchased [17,129,423 and 2,708,180 shares, respectively]	(190,377,671)	(30,624,190)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	338,302,180	803,173,922

TOTAL INCREASE IN NET ASSETS	176,168,570	887,372,708
NET ASSETS:
Beginning of period	1,538,609,111	651,236,403

End of period	$1,714,777,681	$1,538,609,111

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	2,961,767	$51,682,829
AST DeAM Large-Cap Value Portfolio	91,236	835,721
AST Federated Aggressive Growth Portfolio	871,847	6,835,282
AST Global Real Estate Portfolio*	624,876	5,392,681
AST International Growth Portfolio	2,387,991	32,142,363
AST International Value Portfolio	1,495,904	25,789,389
AST Large-Cap Value Portfolio	3,415,212	50,032,860
AST Marsico Capital Growth Portfolio	4,235,021	82,582,915
AST MFS Growth Portfolio	112,195	1,133,173
AST Mid-Cap Value Portfolio	323,643	3,485,638
AST Money Market Portfolio	125,677	125,677
AST Neuberger Berman Mid-Cap Growth Portfolio*	207,813	4,139,640
AST Parametric Emerging Market Equity Portfolio*	672,340	6,091,403
AST Small-Cap Value Portfolio	512,477	5,816,615
AST T. Rowe Price Large-Cap Growth Portfolio	5,165,499	54,960,909
AST T. Rowe Price Natural Resources Portfolio	349,256	14,329,976

TOTAL LONG-TERM INVESTMENTS (cost $415,182,646)		345,377,071

SHORT-TERM INVESTMENT — 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $775,684)	775,684	775,684

TOTAL INVESTMENTS(w) — 99.7% (cost $415,958,330; Note 6)		346,152,755
Other assets in excess of liabilities — 0.3%		894,579

NET ASSETS — 100.0%		$347,047,334

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$346,152,755	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$346,152,755	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Large/Mid-Cap Growth	41.1%
Large/Mid-Cap Value	30.5
International Growth	9.3
International Value	7.4
Sector	4.1
Small-Cap Growth	2.0
Emerging Markets	1.8
Small-Cap Value	1.7
Global Real Estate	1.6

99.5
Short-Term Investments	0.2
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $415,958,330)	$346,152,755
Cash	1,030,973
Receivable for investments sold	850,279
Dividends receivable	3,277
Prepaid expenses	834

Total Assets	348,038,118

LIABILITIES:
Payable for fund share repurchased	949,502
Accrued expenses and other liabilities	33,931
Advisory fees payable	7,351

Total Liabilities	990,784

NET ASSETS	$347,047,334

Net assets were comprised of:
Paid-in capital	$388,886,919
Retained earnings	(41,839,585)

Net assets, June 30, 2008	$347,047,334

Net asset value and redemption price per share, $347,047,334 / 35,388,991 outstanding shares of beneficial interest	$9.81

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$3,310,503

EXPENSES
Advisory fees	309,702
Custodian and accounting fees	52,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Insurance expenses	5,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Miscellaneous	4,339

Total expenses	400,041

NET INVESTMENT INCOME	2,910,462

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	2,394,313
Net capital gain distribution received	22,661,215

25,055,528

Net change in unrealized appreciation (depreciation) on investments	(96,639,461)

NET LOSS ON INVESTMENTS	(71,583,933)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(68,673,471)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,910,462	$2,392,153
Net realized gain on investment transactions	25,055,528	39,147,557
Net change in unrealized appreciation (depreciation) on investments	(96,639,461)	(2,270,242)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(68,673,471)	39,269,468

DISTRIBUTIONS	(41,539,710)	(3,855,928)

FUND SHARE TRANSACTIONS:
Fund share sold [6,738,603 and 21,433,733 shares, respectively]	79,102,915	264,217,828
Fund share issued in reinvestment of distributions [4,040,828 and 307,490 shares, respectively]	41,539,710	3,855,928
Fund share repurchased [20,890,618 and 8,994,108 shares, respectively]	(236,607,146)	(108,406,398)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(115,964,521)	159,667,358

TOTAL INCREASE (DECREASE) IN NET ASSETS	(226,177,702)	195,080,898
NET ASSETS:
Beginning of period	573,225,036	378,144,138

End of period	$347,047,334	$573,225,036

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace — 0.8%
Northrop Grumman Corp.	30,900	$2,067,210

Agriculture — 0.6%
Reynolds America, Inc.	34,900	1,628,783

Automobile Manufacturers — 0.4%
General Motors Corp.(a)	85,100	978,650

Automotive Parts — 1.2%
Autoliv, Inc. (Sweden)(a)	37,100	1,729,602
Magna International, Inc. (Class A Stock) (Canada)(a)	23,600	1,398,064

		3,127,666

Beverages — 1.5%
Coca-Cola Co.	10,400	540,592
Coca-Cola Enterprises, Inc.	86,800	1,501,640
Molson Coors Brewing Co. (Class B Stock)	11,200	608,496
Pepsi Bottling Group, Inc.	44,500	1,242,440

		3,893,168

Biotechnology — 0.3%
Amgen, Inc.*	15,000	707,400

Broadcasting — 0.9%
CBS Corp. (Class B Stock)(a)	117,700	2,293,973

Chemicals — 2.6%
Ashland, Inc.	22,900	1,103,780
Dow Chemical Co. (The)	81,700	2,852,147
DuPont, (E.I.) de Nemours & Co.	66,200	2,839,318

		6,795,245

Clothing & Apparel — 0.2%
Jones Apparel Group, Inc.	46,900	644,875

Computer Hardware — 1.3%
International Business Machines Corp.	8,500	1,007,505
Lexmark International, Inc. (Class A Stock)*(a)	36,200	1,210,166
Western Digital Corp.*(a)	29,600	1,022,088

		3,239,759

Computer Services & Software — 0.2%
Tech Data Corp.*	18,850	638,827

Conglomerates — 0.9%
Altria Group, Inc.	110,100	2,263,656

Consumer Products & Services — 3.9%
Black & Decker Corp.	24,800	1,426,248
Johnson & Johnson	61,700	3,969,778
Procter & Gamble Co.	74,200	4,512,102

		9,908,128

Containers & Packaging — 1.0%
Owens-Illinois, Inc.*	46,300	1,930,247
Smurfit-Stone Container Corp.*	129,100	525,437

		2,455,684

Distribution/Wholesale — 0.4%
Ingram Micro, Inc. (Class A Stock)*(a)	54,100	960,275

Diversified Operations — 0.3%
Tyco International Ltd. (Bermuda)	17,550	702,702

Electronic Components & Equipment — 5.7%
Arrow Electronics, Inc.*(a)	55,300	1,698,816
Flextronics International Ltd. (Singapore)*	180,834	1,699,839
General Electric Co.	378,600	10,104,834
Sanmina-SCI Corp.*(a)	190,600	243,968
SPX Corp.(a)	7,200	948,456

		14,695,913

Entertainment & Leisure — 0.8%
Brunswick Corp.(a)	37,500	397,500
Disney, (Walt) Co. (The)	18,300	570,960
Time Warner, Inc.	74,300	1,099,640

		2,068,100

Environmental Services — 0.7%
Allied Waste Industries, Inc.*	137,500	1,735,250

Financial Bank & Trust — 5.6%
Bank of America Corp.	249,800	5,962,726
Comerica, Inc.(a)	40,400	1,035,452
Deutsche Bank AG (Germany)(a)	16,500	1,408,275
Discover Financial Services	15,800	208,086
Fifth Third Bancorp	51,600	525,288
National City Corp.(a)	52,100	248,517
SunTrust Banks, Inc.(a)	17,700	641,094
U.S. Bancorp	35,200	981,728
Wachovia Corp.(a)	57,500	892,975
Wells Fargo & Co.(a)	104,350	2,478,313

		14,382,454

Financial Services — 8.1%
Citigroup, Inc.	342,500	5,740,300
Fannie Mae(a)	86,400	1,685,664
Freddie Mac(a)	60,300	988,920
Goldman Sachs Group, Inc. (The)	1,800	314,820
JPMorgan Chase & Co.	208,600	7,157,066
KeyCorp(a)	43,475	477,355
Lehman Brothers Holdings, Inc.	3,200	63,392
Merrill Lynch & Co., Inc.(a)	33,700	1,068,627
Morgan Stanley	83,200	3,001,024
Washington Mutual, Inc.(a)	76,700	378,131

		20,875,299

Food — 3.1%
ConAgra Foods, Inc.(a)	90,700	1,748,696
Kraft Foods, Inc. (Class A Stock)	28,500	810,825
Kroger Co. (The)	83,600	2,413,532
Safeway, Inc.	13,100	374,005
Sara Lee Corp.	77,800	953,050
SUPERVALU, Inc.(a)	12,600	389,214
Tyson Foods, Inc. (Class A Stock)(a)	80,600	1,204,164

		7,893,486

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Home Builders — 0.5%
Centex Corp.	40,200	$537,474
KB Home	42,000	711,060

		1,248,534

Insurance — 11.4%
ACE Ltd. (Switzerland)	56,200	3,096,058
Allstate Corp. (The)	70,000	3,191,300
American International Group, Inc.	156,200	4,133,052
Fidelity National Financial, Inc. (Class A Stock)	76,700	966,420
Genworth Financial, Inc. (Class A Stock)	96,800	1,724,008
Hartford Financial Services Group, Inc. (The)	36,100	2,330,977
MetLife, Inc.(a)	63,500	3,350,895
Old Republic International Corp.(a)	105,800	1,252,672
PartnerRe Ltd. (Bermuda)(a)	6,200	428,606
RenaissanceRe Holdings Ltd. (Bermuda)	30,700	1,371,369
SAFECO Corp.	21,200	1,423,792
Travelers Cos., Inc. (The)	79,140	3,434,676
Unum Group	108,700	2,222,915
XL Capital Ltd. (Class A Stock) (Bermuda)	23,000	472,880

		29,399,620

Machinery & Equipment — 0.8%
Caterpillar, Inc.(a)	28,900	2,133,398

Medical Supplies & Equipment — 1.3%
AmerisourceBergen Corp.	24,275	970,757
McKesson Corp.	43,500	2,432,085

		3,402,842

Metals & Mining — 1.7%
Alcoa, Inc.	52,700	1,877,174
ArcelorMittal (Luxembourg)	25,600	2,536,192

		4,413,366

Movies & Entertainment — 0.4%
Viacom, Inc. (Class B Stock)*	30,200	922,308

Oil & Gas — 21.3%
Apache Corp.	15,300	2,126,700
BP PLC, ADR (United Kingdom)(a)	34,000	2,365,380
Chevron Corp.	115,000	11,399,950
ConocoPhillips	87,000	8,211,930
Devon Energy Corp.	20,600	2,475,296
Exxon Mobil Corp.	202,600	17,855,138
Marathon Oil Corp.	28,400	1,473,108
Occidental Petroleum Corp.	18,500	1,662,410
Royal Dutch Shell PLC, ADR (Netherlands)(a)	32,900	2,688,259
Sunoco, Inc.	13,400	545,246
Total SA, ADR (France)	30,000	2,558,100
Valero Energy Corp.	33,600	1,383,648

		54,745,165

Pharmaceuticals — 5.2%
Merck & Co., Inc.	78,300	2,951,127
Pfizer, Inc.	423,800	7,403,786
Sanofi-Aventis SA, ADR (France)(a)	40,900	1,359,107
Schering-Plough Corp.	77,500	1,525,975

		13,239,995

Printing & Publishing — 0.5%
Gannett Co., Inc.(a)	63,700	1,380,379

Restaurants — 0.2%
McDonald’s Corp.	8,500	477,870

Retail & Merchandising — 3.2%
Family Dollar Stores, Inc.(a)	27,100	540,374
Gap, Inc. (The)(a)	125,700	2,095,419
Home Depot, Inc.(a)	87,200	2,042,224
Macy’s, Inc.(a)	98,200	1,907,044
Office Depot, Inc.*	39,900	436,506
Wal-Mart Stores, Inc.	20,000	1,124,000

		8,145,567

Telecommunications — 9.2%
AT&T, Inc.	324,900	10,945,881
Motorola, Inc.	51,400	377,276
Sprint Nextel Corp.	347,600	3,302,200
Verizon Communications, Inc.	189,200	6,697,680
Vodafone Group PLC, ADR (United Kingdom)	79,900	2,353,854

		23,676,891

Tobacco — 1.2%
Philip Morris International, Inc.	61,900	3,057,241

Utilities — 0.5%
Wisconsin Energy Corp.	30,700	1,388,254

TOTAL LONG-TERM INVESTMENTS (cost $301,158,823)		251,587,933

SHORT-TERM INVESTMENT — 16.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $41,086,886; includes $41,010,974 of cash collateral for securities on loan)(b)(w) (Note 4)	41,086,886	41,086,886

TOTAL INVESTMENTS — 113.9% (cost $342,245,709; Note 6)		292,674,819
Liabilities in excess of other assets — (13.9)%		(35,695,966)

NET ASSETS — 100.0%		$256,978,853

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $38,825,600; cash collateral of $41,010,974 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$292,674,819	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$292,674,819	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Oil & Gas	21.3%
Affiliated Money Market Mutual Fund (16.0% represents investments purchased with collateral from securities on loan)	16.0
Insurance	11.4
Telecommunications	9.2
Financial Services	8.1
Electronic Components & Equipment	5.7
Financial – Bank & Trust	5.6
Pharmaceuticals	5.2
Consumer Products & Services	3.9
Retail & Merchandising	3.2
Food	3.1
Chemicals	2.6
Metals & Mining	1.7
Beverages	1.5
Medical Supplies & Equipment	1.3
Computer Hardware	1.3
Automotive Parts	1.2
Tobacco	1.2
Containers & Packaging	1.0
Broadcasting	0.9
Conglomerates	0.9
Machinery & Equipment	0.8
Entertainment & Leisure	0.8
Aerospace	0.8
Environmental Services	0.7
Agriculture	0.6
Utilities	0.5
Printing & Publishing	0.5
Home Builders	0.5
Automobile Manufacturers	0.4
Distribution/Wholesale	0.4
Movies & Entertainment	0.4
Biotechnology	0.3
Diversified Operations	0.3
Clothing & Apparel	0.2
Computer Services & Software	0.2
Restaurants	0.2

113.9
Liabilities in excess of other assets	(13.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2008

ASSETS:
Investments at value, including securities on loan of $38,825,600:
Unaffiliated investments (cost $301,158,823)	$251,587,933
Affiliated investments (cost $41,086,886)	41,086,886
Receivable for investments sold	6,158,742
Receivable for fund share sold	2,379,961
Dividends and interest receivable	572,259
Prepaid expenses	2,514

Total Assets	301,788,295

LIABILITIES:
Payable to broker for collateral for securities on loan	41,010,974
Loan payable (Note 7)	1,660,000
Payable for investments purchased	1,573,941
Payable to custodian	450,568
Advisory fees payable	75,315
Accrued expenses and other liabilities	36,669
Shareholder servicing fees payable	1,975

Total Liabilities	44,809,442

NET ASSETS	$256,978,853

Net assets were comprised of:
Paid-in capital	$286,637,133
Retained earnings	(29,658,280)

Net assets, June 30, 2008	$256,978,853

Net asset value and redemption price per share, $256,978,853 / 28,698,569 outstanding shares of beneficial interest	$8.95

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $59,825 foreign withholding tax)	$4,747,607
Affiliated income from securities lending, net	126,751
Affiliated dividend income	53,241

4,927,599

EXPENSES
Advisory fees	1,151,455
Shareholder servicing fees and expenses	107,469
Custodian and accounting fees	43,000
Loan interest expense (Note 7)	28,275
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	6,744

Total expenses	1,372,943

NET INVESTMENT INCOME	3,554,656

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	17,749,036
Net change in unrealized appreciation (depreciation) on investments	(82,515,276)

NET LOSS ON INVESTMENTS	(64,766,240)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,211,584)

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,554,656	$8,469,315
Net realized gain on investment transactions	17,749,036	30,360,266
Net change in unrealized appreciation (depreciation) on investments	(82,515,276)	(55,481,977)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(61,211,584)	(16,652,396)

DISTRIBUTIONS	(38,829,581)	(25,476,799)

FUND SHARE TRANSACTIONS:
Fund share sold [1,696,132 and 5,371,844 shares, respectively]	19,289,615	76,645,054
Fund share issued in reinvestment of distributions [4,015,469 and 2,030,024 shares, respectively]	38,829,581	25,476,799
Fund share repurchased [7,737,205 and 9,577,488 shares, respectively]	(87,427,355)	(132,774,796)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(29,308,159)	(30,652,943)

TOTAL DECREASE IN NET ASSETS	(129,349,324)	(72,782,138)
NET ASSETS:
Beginning of period	386,328,177	459,110,315

End of period	$256,978,853	$386,328,177

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 11.8%
Honeywell International, Inc.	1,814,400	$91,228,032
L-3 Communications Holdings, Inc.	271,100	24,634,857
Lockheed Martin Corp.	925,100	91,270,366
Raytheon Co.	1,400,000	78,792,000
United Technologies Corp.	699,500	43,159,150

		329,084,405

Airlines — 0.2%
Continental Airlines, Inc. (Class B Stock)*(a)	600,000	6,066,000

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	123,300	4,664,439
Franklin Resources, Inc.	135,000	12,372,750
Lehman Brothers Holdings, Inc.(a)	1,828,300	36,218,623
Morgan Stanley(a)	394,600	14,233,222

		67,489,034

Chemicals — 1.7%
Dow Chemical Co. (The)	500,000	17,455,000
Eastman Chemical Co.(a)	350,000	24,101,000
Lubrizol Corp.	129,300	5,990,469

		47,546,469

Commercial Banks — 0.2%
Zions Bancorp	136,700	4,304,683

Communications Equipment — 0.3%
Juniper Networks, Inc.*(a)	388,900	8,625,802

Computers — 0.8%
Hewlett-Packard Co.	500,000	22,105,000

Computers & Peripherals — 1.4%
Sun Microsystems, Inc.*	3,500,000	38,080,000

Construction and Engineering — 0.4%
Centex Corp.	781,200	10,444,644

Diversified Financial Services — 4.6%
Bank of America Corp.	793,800	18,948,006
Citigroup, Inc.	1,350,000	22,626,000
Federal National Mortgage Assoc.(a)	3,250,100	63,409,451
JPMorgan Chase & Co.	705,000	24,188,550

		129,172,007

Diversified Manufacturing — 0.2%
Dover Corp.	100,000	4,837,000

Diversified Telecommunication Services — 5.0%
AT&T, Inc.	1,001,800	33,750,642
CenturyTel, Inc.(a)	1,467,600	52,231,884
Verizon Communications, Inc.	1,500,000	53,100,000

		139,082,526

Electric — 0.2%
NSTAR	150,000	5,073,000

Electronic Components & Equipment — 1.9%
Emerson Electric Co.	905,000	44,752,250
EnerSys*	200,800	6,873,384

		51,625,634

Electronic Equipment & Instruments — 1.9%
Tyco Electronics Ltd. (Bermuda)	1,485,500	53,210,610

Food & Staples Retailing — 2.8%
Safeway, Inc.	2,750,000	78,512,500

Healthcare Products — 1.4%
Johnson & Johnson	625,500	40,244,670

Healthcare Providers & Services — 1.7%
Aetna, Inc.	615,900	24,962,427
UnitedHealth Group, Inc.	802,500	21,065,625

		46,028,052

Home Builders — 1.3%
D.R. Horton, Inc.	2,319,700	25,168,745
Pulte Homes, Inc.(a)	1,004,200	9,670,446

		34,839,191

Hotels, Restaurants & Leisure — 0.2%
Wyndham Worldwide Corp.(a)	235,000	4,208,850

Household Products — 1.3%
Procter & Gamble Co.	600,000	36,486,000

Industrial Conglomerates — 0.3%
General Electric Co.	302,900	8,084,401

Insurance — 9.1%
ACE Ltd. (Cayman Islands)	1,771,300	97,580,917
American International Group, Inc.	775,400	20,517,084
AXIS Capital Holdings Ltd. (Bermuda)	2,450,000	73,034,500
Hartford Financial Services Group, Inc. (The)(a)	311,400	20,107,098
MetLife, Inc.(a)	800,000	42,216,000

		253,455,599

Internet — 0.7%
Yahoo!, Inc.*	900,000	18,594,000

Internet Services — 0.6%
Expedia, Inc.*(a)	930,500	17,102,590

IT Services — 1.9%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	1,300,000	52,936,000

Life Science Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.*	114,900	6,403,377

Machinery & Equipment — 0.1%
Eaton Corp.	40,000	3,398,800

Media — 8.1%
CBS Corp. (Class B Stock)(a)	1,744,000	33,990,560
DIRECTV Group, Inc. (The)*(a)	1,557,180	40,346,534
Gannett Co., Inc.(a)	1,084,700	23,505,449

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Media (cont’d.)
Omnicom Group, Inc.(a)	1,150,000	$51,612,000
Time Warner, Inc.	1,545,600	22,874,880
Viacom, Inc. (Class B Stock)*(a)	1,693,500	51,719,490

		224,048,913

Oil & Gas — 3.5%
Anadarko Petroleum Corp.	62,700	4,692,468
Occidental Petroleum Corp.	542,100	48,713,106
StatoilHydro ASA (Norway)(a)	1,200,000	44,856,000

		98,261,574

Oil, Gas and Consumable Fuels — 11.9%
Chevron Corp.(a)	455,200	45,123,976
ConocoPhillips(a)	547,500	51,678,525
Exxon Mobil Corp.	1,060,700	93,479,491
Marathon Oil Corp.	696,300	36,117,081
Total Fina SA, ADR (France)(a)	1,150,000	98,060,500
Valero Energy Corp.	150,000	6,177,000

		330,636,573

Pharmaceuticals — 11.3%
Bristol-Myers Squibb Co.	1,213,000	24,902,890
Lilly, (Eli) & Co.(a)	1,516,500	70,001,640
Merck & Co., Inc.	1,774,700	66,888,443
Schering-Plough Corp.	4,259,500	83,869,555
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	1,026,600	47,018,280
Wyeth	466,500	22,373,340

		315,054,148

Semiconductors — 1.1%
Analog Devices, Inc.(a)	619,630	19,685,645
Intersil Corp. (Class A Stock)	446,690	10,863,501

		30,549,146

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp. (Class A Stock)*(a)	534,400	14,583,776
Intergrated Device Technology, Inc.*(a)	750,000	7,455,000
NVIDIA Corp.*	352,800	6,604,416

		28,643,192

Software — 2.2%
Adobe Systems, Inc.*	486,600	19,167,174
Microsoft Corp.	767,700	21,119,427
Symantec Corp.*(a)	1,004,400	19,435,140

		59,721,741

Telecommunications — 0.9%
Ciena Corp.*	175,000	4,054,750
Cisco Systems, Inc.*	900,000	20,934,000

		24,988,750

Tobacco — 4.2%
Altria Group, Inc.	1,150,000	23,644,000
Lorillard, Inc.*	685,663	44,523,024
Philip Morris International, Inc.	1,000,000	49,390,000

		117,557,024

TOTAL LONG-TERM INVESTMENTS (cost $3,046,586,757)		2,746,501,905

SHORT-TERM INVESTMENT — 16.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $449,723,674; includes $409,359,440 of cash collateral for securities on loan)(b)(w) (Note 4)	449,723,674	449,723,674

TOTAL INVESTMENTS — 115.0% (cost $3,496,310,431; Note 6)		3,196,225,579
Liabilities in excess of other assets — (15.0)%		(416,677,740)

NET ASSETS — 100.0%		$2,779,547,839

The following abbreviation is used in portfolio description:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $388,667,599; cash collateral of $409,359,440 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$3,196,225,579	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$3,196,225,579	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (14.7% represents investments purchased with collateral from securities on loan)	16.2%
Oil, Gas and Consumable Fuels	11.9
Aerospace & Defense	11.8
Pharmaceuticals	11.3
Insurance	9.1
Media	8.1
Diversified Telecommunication Services	5.0
Diversified Financial Services	4.6
Tobacco	4.2
Oil & Gas	3.5
Food & Staples Retailing	2.8
Capital Markets	2.4
Software	2.2
Electronic Equipment & Instruments	1.9
IT Services	1.9
Electronic Components & Equipment	1.9
Chemicals	1.7
Healthcare Providers & Services	1.7
Healthcare Products	1.4
Computers & Peripherals	1.4
Household Products	1.3
Home Builders	1.3
Semiconductors	1.1
Semiconductors & Semiconductor Equipment	1.0
Telecommunications	0.9
Computers	0.8
Internet	0.7
Internet Services	0.6
Construction & Engineering	0.4
Communications Equipment	0.3
Industrial Conglomerates	0.3%
Life Science Tools & Services	0.2
Airlines	0.2
Electric	0.2
Diversified Manufacturing	0.2
Commercial Banks	0.2
Hotels, Restaurants & Leisure	0.2
Machinery & Equipment	0.1

115.0
Liabilities in excess of other assets	(15.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $388,667,599:
Unaffiliated investments (cost $3,046,586,757)	$2,746,501,905
Affiliated investments (cost $449,723,674)	449,723,674
Cash	155,892
Receivable for investments sold	70,789,656
Receivable for fund share sold	19,161,166
Dividends and interest receivable	5,112,245
Prepaid expenses	18,143

Total Assets	3,291,462,681

LIABILITIES:
Payable to broker for collateral for securities on loan	409,359,440
Payable for investments purchased	83,792,161
Loan payable (Note 7)	16,500,000
Payable for fund share repurchased	1,359,203
Advisory fees payable	790,297
Accrued expenses and other liabilities	92,243
Shareholder servicing fees payable	21,498

Total Liabilities	511,914,842

NET ASSETS	$2,779,547,839

Net assets were comprised of:
Paid-in capital	$3,078,167,702
Retained earnings	(298,619,863)

Net assets, June 30, 2008	$2,779,547,839

Net asset value and redemption price per share, $2,779,547,839 / 159,269,430 outstanding shares of beneficial interest	$17.45

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $457,155 foreign withholding tax)	$29,910,503
Affiliated dividend income	1,343,850
Affiliated income from securities lending, net	840,839

32,095,192

EXPENSES
Advisory fees	11,426,684
Shareholder servicing fees and expenses	1,066,491
Custodian and accounting fees	203,000
Loan interest expense (Note 7)	53,352
Trustees’ fees	24,000
Insurance expenses	21,000
Audit fee	9,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses	9,000
Shareholders’ reports	1,000
Miscellaneous	10,989

Total expenses	12,833,516

NET INVESTMENT INCOME	19,261,676

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(7,855,742)
Net change in unrealized appreciation (depreciation)on investments	(586,997,852)

NET LOSS ON INVESTMENTS	(594,853,594)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(575,591,918)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$19,261,676	$44,233,558
Net realized gain (loss) on investment transactions	(7,855,742)	292,577,147
Net change in unrealized appreciation (depreciation) on investments	(586,997,852)	(177,789,144)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(575,591,918)	159,021,561

DISTRIBUTIONS	(336,810,705)	(147,026,134)

FUND SHARE TRANSACTIONS:
Fund share sold [24,971,409 and 48,731,100 shares, respectively]	529,650,725	1,177,508,878
Fund share issued in reinvestment of distributions [18,176,509 and 6,222,012 shares, respectively]	336,810,705	147,026,134
Fund share repurchased [31,230,004 and 35,497,149 shares, respectively]	(654,816,688)	(862,113,748)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	211,644,742	462,421,264

TOTAL INCREASE (DECREASE) IN NET ASSETS	(700,757,881)	474,416,691
NET ASSETS:
Beginning of period	3,480,305,720	3,005,889,029

End of period	$2,779,547,839	$3,480,305,720

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Advertising
Omnicom Group, Inc.(a)	2,090	$93,799

Aerospace — 4.1%
Boeing Co.	50,305	3,306,045
General Dynamics Corp.	3,416	287,627
Lockheed Martin Corp.	27,163	2,679,901
Northrop Grumman Corp.	45,242	3,026,690
Raytheon Co.	1,522	85,658

		9,385,921

Automotive Parts — 0.9%
Johnson Controls, Inc.	5,285	151,574
Lear Corp.*(a)	9,575	135,773
Magna International, Inc. (Class A Stock) (Canada)(a)	28,599	1,694,205
TRW Automotive Holdings Corp.*(a)	4,934	91,131

		2,072,683

Beverages — 1.1%
Coca-Cola Co. (The)	3,197	166,180
Coca-Cola Enterprises, Inc.	38,340	663,282
Molson Coors Brewing Co. (Class B Stock)	17,345	942,354
Pepsi Bottling Group, Inc.	16,994	474,472
PepsiCo, Inc.	2,722	173,092

		2,419,380

Biotechnology — 1.7%
Amgen, Inc.*	84,531	3,986,482

Broadcasting — 0.8%
CBS Corp. (Class B Stock)(a)	91,530	1,783,920

Business Services — 1.4%
Accenture Ltd. (Class A Stock)(a)	68,874	2,804,549
MasterCard, Inc. (Class A Stock)(a)	1,582	420,053
Visa, Inc. (Class A Stock)*	883	71,797

		3,296,399

Cable Television — 0.5%
Comcast Corp. (Class A Stock)	61,048	1,158,081

Capital Markets — 0.2%
Schwab, (Charles) Corp. (The)	25,797	529,870

Chemicals — 2.0%
Ashland, Inc.	450	21,690
CF Industries Holdings, Inc.(a)	2,231	340,897
E.I. Du Pont de Nemours & Co.	67,074	2,876,804
Methanex Corp. (Canada)(a)	37,422	1,048,564
Sigma Aldrich Corp.	577	31,077
Terra Industries, Inc.(a)	3,165	156,193

		4,475,225

Clothing & Apparel — 0.1%
VF Corp.(a)	1,621	115,383

Commercial Banks — 0.1%
Cullen/Frost Bankers, Inc.	2,350	117,147

Commercial Services
FairPoint Communications, Inc.	5	38

Computer Hardware — 6.7%
Apple, Inc.*	1,907	319,308
EMC Corp.*(a)	18,785	275,952
Hewlett-Packard Co.	97,061	4,291,067
International Business Machines Corp.	51,674	6,124,919
Seagate Technology (Cayman Islands)	82,601	1,580,157
Western Digital Corp.*(a)	78,326	2,704,597

		15,296,000

Computer Services & Software — 2.9%
Computer Sciences Corp.*(a)	62,975	2,949,749
Microsoft Corp.	123,019	3,384,253
Quest Software, Inc.*	14,516	214,982
Sun Microsystems, Inc.*	8,464	92,088

		6,641,072

Conglomerates — 0.8%
Altria Group, Inc.	90,176	1,854,019

Construction — 0.7%
Fluor Corp.	1,525	283,772
Jacobs Engineering Group, Inc.*	221	17,835
NVR, Inc.*	2,154	1,077,172
Perini Corp.*	4,421	146,114
Toll Brothers, Inc.*(a)	3,665	68,646

		1,593,539

Consumer Products & Services — 6.8%
Blyth, Inc.(a)	8,885	106,886
Clorox Co.	463	24,354
Hasbro, Inc.(a)	63,337	2,262,398
Johnson & Johnson	59,570	3,832,734
Kimberly-Clark Corp.	56,700	3,389,526
Procter & Gamble Co.	30,090	1,829,773
Rent-A-Center, Inc.*(a)	10,652	219,112
Reynolds America, Inc.	16,144	753,440
Tupperware Brands Corp.(a)	60,112	2,057,033
Universal Corp.(a)	22,006	995,111

		15,470,367

Diversified Operations — 0.1%
Walter Industries, Inc.	2,820	306,731

Diversified Telecommunication Services — 0.2%
Qwest Communications International, Inc.(a)	132,056	518,980

Electronic Components & Equipment — 3.1%
Celestica, Inc.*	70,294	592,579
Duke Energy Corp.	4,759	82,711
Emerson Electric Co.	10,227	505,725
General Electric Co.	117,630	3,139,545
Parker Hannifin Corp.(a)	15,098	1,076,789
Tyco Electronics Ltd. (Bermuda)	43,733	1,566,516

		6,963,865

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Energy – Diversified Energy — 0.1%
Williams Cos., Inc.	7,882	$317,723

Energy – Oil Services — 0.1%
Oil States International, Inc.*(a)	3,163	200,661
Willbros Group, Inc. (Panama)*	1,260	55,200

		255,861

Energy Services — 0.1%
Massey Energy Co.	1,292	119,303

Entertainment & Leisure — 1.7%
Regal Entertainment Group (Class A Stock)	4,262	65,123
Walt Disney Co. (The)(a)	115,793	3,612,742
WMS Industries, Inc.*	6,930	206,306

		3,884,171

Environmental Services
Allied Waste Industries, Inc.*	2,439	30,780

Financial – Bank & Trust — 3.4%
Bank of America Corp.	103,988	2,482,194
Discover Financial Services LLC	54,907	723,125
Hudson City Bancorp, Inc.	12,646	210,935
International Bancshares Corp.	6,292	134,460
New York Community Bankcorp, Inc.	6,016	107,326
Regions Financial Corp.(a)	9,589	104,616
State Street Corp.	30,891	1,976,715
U.S. Bancorp	59,618	1,662,746
Wells Fargo & Co.(a)	15,215	361,356

		7,763,473

Financial – Brokerage
Janus Capital Group, Inc.	808	21,388

Financial Services — 6.8%
Bank of New York Mellon Corp. (The)	18,150	686,615
Capital One Financial Corp.(a)	30,259	1,150,145
Citigroup, Inc.	84,600	1,417,896
Fannie Mae(a)	8,165	159,299
Federated Investors, Inc. (Class B Stock)	646	22,235
Goldman Sachs Group, Inc. (The)	21,435	3,748,981
JPMorgan Chase & Co.	135,484	4,648,456
KKR Financial Holdings LLC	—	3
Lehman Brothers Holdings, Inc.(a)	10,281	203,667
Merrill Lynch & Co., Inc.(a)	20,045	635,627
Morgan Stanley	49,031	1,768,548
Royal Bank of Canada (Canada)(a)	22,160	989,887

		15,431,359

Food — 1.4%
General Mills, Inc.(a)	48,238	2,931,423
Tyson Foods, Inc. (Class A Stock)	9,617	143,678

		3,075,101

Healthcare Products — 0.1%
Boston Scientific Corp.*	15,260	187,545

Healthcare Services — 0.5%
AMERIGROUP Corp.*(a)	38,404	798,803
Apria Healthcare Group, Inc.*	20,883	404,922

		1,203,725

Home Builders
Pulte Homes, Inc.(a)	8,823	84,965

Industrial Products
Dover Corp.	1,717	83,051

Insurance — 3.6%
ACE Ltd. (Cayman Islands)	47,609	2,622,780
Arch Capital Group Ltd. (Bermuda)* .	19,096	1,266,447
Aspen Insurance Holdings Ltd. (Bermuda)	53,125	1,257,469
AXIS Capital Holdings Ltd. (Bermuda)	17,098	509,691
Endurance Specialty Holdings Ltd. (Bermuda)	33,461	1,030,264
Max Capital Group Ltd. (Bermuda)(a)	7,669	163,580
PartnerRe Ltd. (Bermuda)(a)	6,775	468,356
Travelers Cos., Inc. (The)	7,000	303,800
UnumProvident Corp.	25,712	525,810

		8,148,197

Internet Services — 1.4%
Cisco Systems, Inc.*	20,834	484,599
Open Text Corp. (Canada)*(a)	11,101	356,342
Symantec Corp.*	120,439	2,330,495

		3,171,436

Machinery & Equipment — 0.8%
Caterpillar, Inc.(a)	25,694	1,896,731
Snap-on, Inc.	558	29,022

		1,925,753

Medical Supplies & Equipment — 2.2%
Baxter International, Inc.	20,693	1,323,110
Becton, Dickinson and Co.	37,670	3,062,571
Invitrogen Corp.*(a)	11,280	442,853
Thermo Fisher Scientific, Inc.*	4,792	267,058

		5,095,592

Metals & Mining — 2.6%
Alpha Natural Resources, Inc.*(a)	2,676	279,080
Freeport-McMoRan Copper & Gold, Inc.	31,804	3,727,111
Nucor Corp.	11,234	838,843
Southern Copper Corp.	9,062	966,281

		5,811,315

Miscellaneous Manufacturing — 0.1%
Honeywell International, Inc.	3,654	183,723

Office Equipment — 1.8%
Lexmark International, Inc. (Class A Stock)*(a)	33,011	1,103,558
Xerox Corp.	217,477	2,948,988

		4,052,546

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Oil & Gas — 17.8%
Apache Corp.	5,704	$792,856
ChevronTexaco Corp.	71,571	7,094,833
ConocoPhillips	62,748	5,922,784
Devon Energy Corp.	5,000	600,800
EnCana Corp. (Canada)(a)	15,523	1,411,506
ENSCO International, Inc.	2,945	237,779
Exxon Mobil Corp.	140,731	12,402,623
Hess Corp.	5,115	645,462
Nicor, Inc.	4,338	184,755
Noble Corp. (Cayman Islands)	3,732	242,431
Noble Energy, Inc.	2,342	235,512
Occidental Petroleum Corp.	50,527	4,540,356
Patterson-UTI Energy, Inc.(a)	9,263	333,839
Stone Energy Corp.*(a)	7,795	513,768
Sunoco, Inc.(a)	5,024	204,427
Transocean, Inc.*	5,970	909,768
Valero Energy Corp.	47,817	1,969,104
W&T Offshore, Inc.(a)	38,949	2,278,906

		40,521,509

Oil Well Services & Equipment — 0.1%
Smith International, Inc.	2,965	246,510

Pharmaceuticals — 3.8%
Bristol-Meyers Squibb Co.	72,947	1,497,602
Cephalon, Inc.*(a)	10,147	676,703
Express Scripts, Inc.*(a)	3,320	208,230
Hospira, Inc.*	850	34,094
Lilly, (Eli) & Co.	26,635	1,229,472
Pfizer, Inc.	285,181	4,982,112
Watson Pharmaceuticals, Inc.*	878	23,855
Wyeth	1,303	62,492

		8,714,560

Printing & Publishing — 0.5%
Donnelley, (R.R.) & Sons Co.	39,869	1,183,711

Railroads — 1.0%
CSX Corp.	15,155	951,886
Norfolk Southern Corp.	11,129	697,454
Union Pacific Corp.	7,852	592,826

		2,242,166

Real Estate Investment Trusts — 0.5%
CBL & Associates Properties, Inc.	2,774	63,358
Hospitality Properties Trust Real Estate(a)	19,209	469,852
Host Hotels & Resorts, Inc.	3,997	54,559
HRPT Properties Trust	23,387	158,330
ProLogis	4,701	255,500
Public Storage, Inc.	1,932	156,086

		1,157,685

Restaurants — 2.1%
Burger King Holdings, Inc.	14,385	385,374
McDonald’s Corp.	75,694	4,255,517
Yum! Brands, Inc.	1,437	50,424

		4,691,315

Retail — 0.2%
Costco Wholesale, Inc.	6,285	455,977

Retail & Merchandising — 2.6%
Best Buy Co., Inc.	4,528	179,309
BJ’s Wholesale Club, Inc.*(a)	1,886	72,988
Gap, Inc. (The)(a)	113,611	1,893,895
Macy’s, Inc.(a)	47,219	916,993
RadioShack Corp.(a)	94,838	1,163,662
Wal-Mart Stores, Inc.	25,643	1,441,137
Walgreen Co.(a)	7,696	250,197

		5,918,181

Semiconductors — 1.4%
Amkor Technology, Inc.*	133,034	1,384,884
ASM International NV (Netherlands)(a)	790	23,700
Intel Corp.(a)	50,471	1,084,117
LSI Logic Corp.*	46,261	284,043
Skyworks Solutions, Inc.*	6,419	63,355
Xilinx, Inc.(a)	9,435	238,234

		3,078,333

Software
CA, Inc.	3,092	71,394

Telecommunications — 4.3%
American Tower Corp. (Class A Stock)*	3,814	161,142
AT&T, Inc.	134,809	4,541,715
Embarq Corp.	3,414	161,380
Verizon Communications, Inc.	136,302	4,825,091
Windstream Corp.	2,842	35,070

		9,724,398

Transportation — 0.3%
Con-Way, Inc.(a)	1,292	61,060
Frontline Ltd.	9,042	630,951
Ryder System, Inc.	354	24,383

		716,394

Utilities — 3.6%
Edison International	49,642	2,550,606
EMCOR Group, Inc.*(a)	23,887	681,496
Entergy Corp.	2,293	276,260
Exelon Corp.	10,476	942,421
FPL Group, Inc.	30,938	2,028,914
PPL Corp.	2,918	152,524
Progress Energy, Inc.(a)	11,037	461,678
Public Service Enterprise Group, Inc.	5,860	269,150
Reliant Energy, Inc.*	36,945	785,820

		8,148,869

TOTAL LONG-TERM INVESTMENTS (cost $229,769,384)		225,796,910

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SHORT-TERM INVESTMENTS — 18.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Mortgage Corp. Disc. Notes (cost $600,000)
2.00%	07/01/08	$600	$600,000

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND —18.4%
Dryden Core Investment Fund – Taxable Money Market Series (cost $41,903,550; includes $41,817,894 of cash collateral for securities on loan)(b)(w)(Note 4)		41,903,550	41,903,550

TOTAL SHORT-TERM INVESTMENTS (cost $42,503,550)			42,503,550

TOTAL INVESTMENTS — 117.7% (cost $272,272,934; Note 6)			268,300,460
Liabilities in excess of other assets — (17.7)%			(40,370,192)

NET ASSETS — 100.0%			$227,930,268

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $40,119,467; cash collateral of $41,817,894 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$267,700,460	—
Level 2 – Other Significant Observable Inputs	600,000	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$268,300,460	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (18.3% represents investments purchased with collateral from securities on loan)	18.4%
Oil & Gas	17.8
Consumer Products & Services	6.8
Financial Services	6.8
Computer Hardware	6.7
Telecommunications	4.3
Aerospace	4.1
Pharmaceuticals	3.8
Utilities	3.6
Insurance	3.6
Financial – Bank & Trust	3.4
Electronic Components & Equipment	3.1
Computer Services & Software	2.9
Retail & Merchandising	2.6
Metals & Mining	2.6
Medical Supplies & Equipment	2.2
Restaurants	2.1
Chemicals	2.0
Office Equipment	1.8
Biotechnology	1.7
Entertainment & Leisure	1.7

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Business Services	1.4%
Internet Services	1.4
Semiconductors	1.4
Food	1.4
Beverages	1.1
Railroads	1.0
Automotive Parts	0.9
Machinery & Equipment	0.8
Conglomerates	0.8
Broadcasting	0.8
Construction	0.7
Printing & Publishing	0.5
Cable Television	0.5
Healthcare Services	0.5
Real Estate Investment Trusts	0.5
Transportation	0.3
U.S. Government Agency Obligations	0.2
Capital Markets	0.2
Diversified Telecommunication Services	0.2
Retail	0.2
Healthcare Products	0.1
Energy – Diversified Energy	0.1
Diversified Operations	0.1
Energy – Oil Services	0.1
Oil Well Services & Equipment	0.1
Miscellaneous Manufacturing	0.1
Commercial Banks	0.1
Energy Services	0.1
Clothing & Apparel	0.1

117.7
Liabilities in excess of other assets	(17.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $40,119,467:
Unaffiliated investments (cost $230,369,384)	$226,396,910
Affiliated investments (cost $41,903,550)	41,903,550
Deposit with broker	207,200
Receivable for investments sold	4,433,358
Dividends and interest receivable	292,169
Receivable for fund share sold	1,036
Prepaid expenses	655

Total Assets	273,234,878

LIABILITIES:
Payable to broker for collateral for securities on loan	41,817,894
Payable for investments purchased	3,187,534
Payable for fund share repurchased	173,065
Advisory fees payable	85,943
Accrued expenses and other liabilities	37,525
Shareholder servicing fees payable	1,765
Payable to custodian	884

Total Liabilities	45,304,610

NET ASSETS	$227,930,268

Net assets were comprised of:
Paid-in capital	$269,159,063
Retained earnings	(41,228,795)

Net assets, June 30, 2008	$227,930,268

Net asset value and redemption price per share, $227,930,268 / 17,159,481 outstanding shares of beneficial interest	$13.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $15,491 foreign withholding tax)	$2,859,490
Affiliated income from securities lending, net	110,153
Unaffiliated interest income	21,490
Affiliated dividend income	1,839

2,992,972

EXPENSES
Advisory fees	965,973
Shareholder servicing fees and expenses	90,157
Custodian and accounting fees	45,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Loan interest expense (Note 7)	8,620
Trustees’ fees	7,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	1,655

Total expenses	1,146,405

NET INVESTMENT INCOME	1,846,567

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investment transactions	(5,534,715)
Futures transactions	(234,454)

(5,769,769)

Net change in unrealized appreciation (depreciation) on:
Investments	(30,857,184)
Futures	45,845

(30,811,339)

NET LOSS ON INVESTMENTS	(36,580,508)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,733,941)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,846,567	$4,711,291
Net realized gain (loss) on investment transactions	(5,769,169)	23,461,183
Net change in unrealized appreciation (depreciation) on investments	(30,811,339)	(27,757,701)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,733,941)	414,773

DISTRIBUTIONS	(4,711,291)	(5,980,661)

FUND SHARE TRANSACTIONS:
Fund share sold [523,720 and 1,790,432 shares, respectively]	7,533,097	29,949,208
Fund share issued in reinvestment of distributions [336,280 and 388,355 shares, respectively]	4,711,291	5,980,661
Fund share repurchased [3,663,878 and 6,718,401 shares, respectively]	(52,100,462)	(108,091,803)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(39,856,074)	(72,161,934)

TOTAL DECREASE IN NET ASSETS	(79,301,306)	(77,727,822)
NET ASSETS:
Beginning of period	307,231,574	384,959,396

End of period	$227,930,268	$307,231,574

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 90.4%
COMMON STOCKS — 58.8%
Advertising
Omnicom Group, Inc.	925	$41,514

Aerospace — 0.7%
Boeing Co.	7,316	480,807
Finmeccanica SpA (Italy)	4,400	115,042
General Dynamics Corp.	1,203	101,293
Goodrich Corp.	420	19,933
Lockheed Martin Corp.	2,964	292,428
Northrop Grumman Corp.	3,992	267,065
Raytheon Co.	7,245	407,749

		1,684,317

Agriculture — 0.4%
Astra Agro Lestari Tbk PT (Indonesia)	14,500	46,236
Syngenta AG (Switzerland)	2,693	872,459

		918,695

Airlines
Southwest Airlines Co.	6,389	83,313

Automobile Manufacturers — 0.2%
Delek Automotive Systems Ltd. (Israel)	5,000	79,911
Ford Motor Co.*(a)	4,515	21,717
Honda Motor Co. Ltd. (Japan)	1,100	37,397
Toyota Motor Corp. (Japan)	6,300	297,245

		436,270

Automotive Parts — 0.5%
Advance Auto Parts, Inc.	5,000	194,150
Autoliv, Inc.	1,869	87,133
Autozone, Inc.*	3,566	431,521
BorgWarner, Inc.	8,500	377,230
Genuine Parts Co.	2,356	93,486

		1,183,520

Automotive Parts & Equipment — 0.1%
ArvinMeritor, Inc.	9,200	114,816
Johnson Controls, Inc.	1,731	49,645
Lear Corp.*(a)	3,028	42,937
TRW Automotive Holdings Corp.*(a)	2,311	42,684

		250,082

Beverages — 1.0%
Anheuser-Busch Cos., Inc.	10,578	657,105
Coca-Cola Co.	15,020	780,740
Coca-Cola Hellenic Bottling Co. SA (Greece)	3,390	92,232
Pepsi Bottling Group, Inc.	4,240	118,381
PepsiCo, Inc.	10,397	661,145

		2,309,603

Biotechnology — 0.4%
Amgen, Inc.*	16,691	787,147
Illumina, Inc.*(a)	500	43,555
Invitrogen Corp.*	2,310	90,691

		921,393

Broadcasting — 0.1%
CBS Corp. (Class B Stock)	3,250	63,343
Viacom, Inc. (Class B Stock)*	8,452	258,124

		321,467

Building & Construction — 0.3%
AMEC PLC (United Kingdom)	11,660	205,464
Foster Wheeler Ltd.*	5,200	380,380
Thor Industries, Inc.(a)	1,301	27,659

		613,503

Building Materials — 0.1%
Lowe’s Cos., Inc.	13,275	275,456
Masco Corp.	1,904	29,950

		305,406

Building Products — 0.1%
Asia Cement China Holdings Corp. (Hong Kong)*	110,000	70,961
Daikin Industries Ltd. (Japan)	2,500	126,195

		197,156

Business Services — 0.4%
Accenture Ltd. (Class A Stock)	10,878	442,952
Berkshire Hathaway, Inc. (Class A Stock)*	1	120,750
Capita Group PLC (United Kingdom)	10,055	137,164
Fiserv, Inc.*	2,220	100,721
FTI Consulting, Inc.*(a)	2,300	157,458
Robert Half International, Inc.	650	15,581
Watson Wyatt & Co. Holdings (Class A Stock)	451	23,853

		998,479

Cable Television — 0.1%
Comcast Corp. (Class A Stock)	11,682	221,607

Chemicals — 1.4%
Ashland, Inc.	134	6,459
BASF AG (Germany)	2,560	176,439
Celanese Corp. (Class A Stock)(a)	320	14,611
CF Industries Holdings, Inc.	668	102,070
DC Chemical Co. Ltd. (South Korea)	200	67,492
DuPont (E.I.) de Nemours & Co.	7,156	306,921
International Flavors & Fragrances, Inc.	2,337	91,283
Intrepid Potash, Inc.*	2,525	166,094
Israel Chemicals Ltd. (Israel)	11,900	277,282
Johnson Matthey PLC (United Kingdom)	3,130	114,534
K+S AG (Germany)	636	366,184
Minerals Technologies, Inc.(a)	626	39,807
Mosaic Co. (The)*(a)	2,133	308,645
Potash Corp. of Saskatchewan (Canada)	50	11,429
Potash Corp. of Saskatchewan (Canada)	500	116,000
PPG Industries, Inc.(a)	3,190	183,010
PTT Chemical PCL (Thailand)	22,000	69,089
SGL Carbon AG (Germany)*	1,567	109,852

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Sigma-Aldrich Corp.(a)	325	$17,504
Taiwan Fertilizer Co. Ltd. (Taiwan)	22,000	82,628
Terra Industries, Inc.(a)	2,456	121,204
Umicore (Belgium)	1,765	86,809
Uralkali (Russia)*(g)	2,500	181,250
Yara International ASA (Norway)	1,900	167,800

		3,184,396

Clothing & Apparel — 0.4%
Adidas AG (Germany)	2,090	131,614
Burberry Group PLC (United Kingdom)	2,461	22,134
Coach, Inc.*	2,700	77,976
Deckers Outdoor Corp.*(a)	700	97,440
Fast Retailing Co. Ltd. (Japan)	800	75,792
Guess, Inc.	1,800	67,410
Hanesbrands, Inc.*	2,800	75,992
Lojas Renner SA (Brazil)	3,800	75,142
Phillips-Van Heusen Corp.(a)	3,100	113,522
VF Corp.(a)	1,900	135,242

		872,264

Coal — 0.5%
Alpha Natural Resources, Inc.*	3,000	312,870
Bumi Resources Tbk (Indonesia)	130,500	116,063
China Shenhua Energy Co. Ltd. (Class H Stock) (China)	21,000	82,414
CONSOL Energy, Inc.	2,500	280,925
Exxaro Resources Ltd. (South Africa)	6,800	124,933
Foundation Coal Holdings, Inc.	1,300	115,154
Massey Energy Co.	237	22,219

		1,054,578

Commercial Banks — 1.0%
Associated Banc-Corp.(a)	5,675	109,471
Banco do Brasil SA (Brazil)	5,800	94,393
Banco Santander Central Hispano SA (Spain)	14,700	268,189
BRE Bank SA (Poland)*	700	116,281
Credicorp Ltd. (Bermuda)	3,200	262,784
HSBC Holdings PLC (United Kingdom)	14,656	227,248
Industrial & Commercial Bank of China (Class H Stock) (China)	194,000	132,613
Julius Baer Holding AG (Switzerland)	4,770	319,890
Marshall & Ilsley Corp.(a)	10,954	167,925
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	5,000	107,600
Sberbank (Russia)	43,040	136,006
Societe Generale (France)	245	21,241
Standard Chartered PLC (United Kingdom)	4,730	133,951
SunTrust Banks, Inc.	2,448	88,667
Unibanco – Uniao De Bancos Brasileiros SA (Brazil)	6,400	81,123
Westpac Banking Corp. (Australia)	2,590	49,658
Zions Bancorp(a)	1,996	62,854

		2,379,894

Commercial Services — 0.6%
Cintra Concesiones de Infraestructuras de Transporte SA (Spain)	8,107	90,448
Corinthian Colleges, Inc.*	1,351	16,293
Global Payments, Inc.(a)	3,700	172,420
Parexel International Corp.*	3,600	94,716
Visa, Inc. (Class A Stock)*	5,566	452,571
Western Union Co. (The)	17,782	439,571

		1,266,019

Communications Equipment
Ericsson (L.M.) Telefonaktiebolaget (Class B Stock) (Sweden)	5,628	58,523

Computer Hardware — 1.7%
Apple, Inc.*	6,355	1,064,081
Dell, Inc.*	16,100	352,268
EMC Corp.*(a)	6,270	92,106
Hewlett-Packard Co.	22,308	986,237
International Business Machines Corp.	9,950	1,179,374
Western Digital Corp.*(a)	5,512	190,329

		3,864,395

Computer Services & Software — 0.2%
Energy Conversion Devices*	1,200	88,368
GameStop Corp. (Class A Stock)*(a)	2,700	109,080
UBISOFT Entertainment (France)*	1,656	144,821

		342,269

Computer Software — 0.3%
Activision, Inc.*(a)	14,527	494,935
Salesforce.com, Inc.*(a)	4,000	272,920

		767,855

Computers — 0.1%
Diebold, Inc.	2,137	76,034
Sun Microsystems, Inc.*	2,377	25,862

		101,896

Conglomerates — 0.3%
Altria Group, Inc.	14,937	307,105
Mitsubishi Corp. (Japan)	7,000	230,729
Tyco International Ltd.	2,940	117,718

		655,552

Construction — 0.8%
Aker Kvaerner ASA (Norway)	5,770	135,960
Asia Cement Corp. (Taiwan)	82,920	124,299
Chicago Bridge & Iron Co. NV (Netherlands)	2,036	81,073
China Communications Construction Co. Ltd. (Class H Stock) (China)	45,000	76,989
Daelim Industrial Co. (South Korea)	700	71,603
Enka Insaat Ve Sanayi A/S (Turkey)	8,033	92,559

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Construction (cont’d.)
Fluor Corp.	1,392	$259,023
Hochtief AG (Germany)	730	74,047
KB Home	2,800	47,404
McDermott International, Inc.*	3,300	204,237
NVR, Inc.*(a)	604	302,048
Orascom Construction Industries (Egypt)	800	54,412
Shaw Group, Inc.*(a)	2,200	135,938
United Tractors Tbk PT (Indonesia)	86,500	113,989

		1,773,581

Construction and Engineering — 0.2%
Boart Longyear Group (Australia)	55,428	118,494
Linde AG (Germany)	1,990	279,517
Vinci SA (France)	2,630	160,598

		558,609

Consumer Durables
Hasbro, Inc.	1,358	48,508
Whirlpool Corp.(a)	806	49,754

		98,262

Consumer Products & Services — 1.6%
Clorox Co.	3,969	207,182
Johnson & Johnson	28,311	1,821,530
Kimberly-Clark Corp.	8,776	524,629
Oriflame Cosmetics SA (Luxembourg)	910	58,153
Procter & Gamble Co.	12,241	744,375
Reckitt Benckiser Group PLC (United Kingdom)	5,989	302,492

		3,658,361

Consumer Staples – Home Products — 0.1%
Colgate-Palmolive Co.	1,894	130,875
Shiseido Co. Ltd. (Japan)	3,000	68,654

		199,529

Containers & Packaging — 0.3%
Bemis Co., Inc.(a)	14,891	333,856
Owens-Illinois, Inc.*	10,401	433,618
Sonoco Products Co.(a)	590	18,260

		785,734

Distribution/Wholesale — 0.2%
Li & Fung Ltd. (Hong Kong)	38,000	114,528
Marubeni Corp. (Japan)	16,000	133,653
Owens & Minor, Inc.	3,425	156,488

		404,669

Diversified Financial Services — 0.6%
AllianceBernstein Holding LP	1,984	108,485
BlackRock, Inc.	500	88,500
Bolsa de Mercadorias e Futuros (Brazil)	17,100	147,309
Discover Financial Services LLC	16,176	213,038
ICAP PLC (United Kingdom)	10,590	113,432
Janus Capital Group, Inc.	383	10,138
Legg Mason, Inc.(a)	1,355	59,037
Man Group PLC (United Kingdom)	18,246	225,399
Schwab, (Charles) Corp. (The)	2,816	57,841
Waddell & Reed Financial, Inc. (Class A Stock)(a)	5,700	199,557
Yuanta Financial Holding Co. Ltd. (Taiwan)*	96,000	67,209

		1,289,945

Diversified Operations — 1.1%
Anglo American PLC (United Kingdom)	3,530	247,925
GEA Group AG (Germany)	4,238	149,632
General Electric Co.	75,995	2,028,306
Keppel Corp. Ltd. (Singapore)	7,000	57,315
Orascom Development Holding AG (Switzerland)*	330	38,442

		2,521,620

Education — 0.2%
DeVry, Inc.	2,000	107,240
ITT Educational Services, Inc.*(a)	1,700	140,471
MegaStudy Co. Ltd. (South Korea)	600	189,972
Strayer Education, Inc.	400	83,628

		521,311

Electric — 0.1%
NRG Energy, Inc.*(a)	3,630	155,727

Electric – Integrated
Fortum Oyj (Finland)	1,650	83,516

Electronic Components & Equipment — 2.1%
Au Optronics Corp. (Taiwan)	32,000	50,288
Celestica, Inc.*	18,727	157,869
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	64,000	131,328
Duke Energy Corp.	3,888	67,573
Emerson Electric Co.	11,512	569,268
Fanuc Ltd. (Japan)	1,000	97,660
Flextronics International Ltd.*	18,600	174,840
Gamesa Corp. Tecnologica SA (Spain)	3,200	156,662
HON HAI Precision Industry Co. Ltd. (Taiwan)	14,400	70,925
Hubbell, Inc. (Class B Stock)	2,805	111,835
IdaCorp, Inc.(a)	3,397	98,139
L-3 Communications Holdings, Inc.	354	32,168
Mitsubishi Electric Corp. (Japan)	7,000	75,482
Molex, Inc.	7,969	194,523
National Semiconductor Corp.	15,355	315,392
Nintendo Co. Ltd. (Japan)	1,300	91,824
Nintendo Co. Ltd., ADR (Japan)	600	338,466
Parker Hannifin Corp.(a)	3,538	252,330
Samsung Heavy Industries Co. Ltd. (South Korea)	730	436,165
Schneider Electric SA (France)	830	89,290
Sony Corp. (Japan)	2,800	122,353

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Electronic Components & Equipment (cont’d.)
Thermo Fisher Scientific, Inc.*	12,369	$689,324
Tyco Electronics Ltd. (Bermuda)	14,839	531,533

		4,855,237

Entertainment & Leisure — 0.4%
International Speedway Corp. (Class A Stock)	3,010	117,480
Melco PBL Entertainment Macau Ltd., ADR (Hong Kong)*(a)	11,353	105,810
RC2 Corp.*(a)	2,209	40,999
Speedway Motorsports, Inc.	6,307	128,537
Time Warner, Inc.	18,030	266,844
Walt Disney Co. (The)	5,809	181,241

		840,911

Environmental Services — 0.1%
Allied Waste Industries, Inc.*	985	12,431
Republic Services, Inc.	2,032	60,350
Waste Management, Inc.	6,726	253,638

		326,419

Equipment Services — 0.1%
Newell Rubbermaid, Inc.	8,440	141,708

Exchange Traded Funds — 0.5%
iShares MSCI EAFE Index Fund	1,490	102,363
iShares MSCI Emerging Markets Index Fund(a)	3,300	447,414
iShares MSCI Japan Index Fund	13,620	169,978
iShares Russell 1000 Growth Index Fund	500	27,620
Standard & Poor’s 500 Depositary Receipt	1,350	172,800

		920,175

Farming & Agriculture — 0.5%
Monsanto Co.	9,068	1,146,558

Financial – Bank & Trust — 1.9%
AMMB Holdings Bhd (Malaysia)	65,400	63,649
Anglo Irish Bank Corp. (Ireland)	2,500	23,319
Bank of America Corp.	36,715	876,387
Bank of New York Mellon Corp. (The)	2,690	101,763
BB&T Corp.(a)	3,159	71,930
BNP Paribas (France)	1,090	98,119
China Merchants Bank Co. Ltd. (China)	89,500	281,221
Hudson City Bancorp, Inc.	5,200	86,736
KBC Groep NV (Belgium)	2,020	223,294
Komercni Banka AS (Czech Republic)	600	139,752
National Bank of Greece SA (Greece)	6,000	270,060
National City Corp.(a)	11,350	54,139
Northern Trust Corp.(a)	5,323	364,998
State Street Corp.	6,022	385,348
Sumitomo Mitsui Financial Group, Inc. (Japan)	20	150,492
Synovus Financial Corp.(a)	5,000	43,650
U.S. Bancorp	8,364	233,272
United Overseas Bank Ltd. (Singapore)	4,000	54,743
Wachovia Corp.(a)	9,380	145,671
Wells Fargo & Co.,(a)	28,867	685,591

		4,354,134

Financial – Brokerage — 0.2%
Alliance Global Group, Inc. (Philippines)*	148,000	9,889
Invesco Ltd.	12,600	302,148
Knight Capital Group, Inc. (Class A Stock)*(a)	7,160	128,737

		440,774

Financial Services — 2.0%
American Express Co.	2,182	82,196
Ameriprise Financial, Inc.	614	24,971
Block, (H&R), Inc.	7,280	155,792
Bumiputra-Commerce Holdings Bhd (Malaysia)	25,000	61,209
Capital One Financial Corp.	3,486	132,503
Citigroup, Inc.	28,530	478,163
Countrywide Financial Corp.	9,810	41,692
Deutsche Boerse AG (Germany)	2,100	237,385
Fannie Mae(a)	852	16,623
FCStone Group, Inc.*	1,600	44,688
Federated Investors, Inc. (Class B Stock)	3,415	117,544
Freddie Mac(a)	4,960	81,344
Goldman Sachs Group, Inc. (The)	2,134	373,237
Grupo Financiero Banorte SA de CV (Mexico)	24,500	115,218
Hang Seng Bank Ltd. (Hong Kong)	7,500	158,229
Intercontinental Exchange, Inc.*(a)	800	91,200
JPMorgan Chase & Co.	31,562	1,082,892
Merrill Lynch & Co., Inc.(a)	800	25,368
Morgan Stanley	11,046	398,429
Phonak Holding AG-Reg. (Switzerland)	530	43,741
PNC Financial Services Group, Inc.	2,530	144,463
Raymond James Financial, Inc.	4,414	116,485
Redecard SA (Brazil)	18,400	339,971
Royal Bank of Canada (Canada)	5,598	250,063
Washington Mutual, Inc.(a)	4,790	23,615

		4,637,021

Food — 1.8%
Cadbury PLC (United Kingdom)	11,210	140,612
Campbell Soup Co.	4,554	152,377
Carrefour SA (France)	1,030	58,059
Central European Distribution Corp.*(a)	3,898	289,037
Compass Group PLC (United Kingdom)	24,420	183,686
ConAgra Foods, Inc.	9,961	192,048
Flowers Foods, Inc.	2,896	82,073
General Mills, Inc.(a)	4,060	246,726
Groupe Danone (France)	1,890	132,251
H.J. Heinz Co.	2,067	98,906

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Food (cont’d.)
Hershey Co. (The)	2,350	$77,033
Kellogg Co.,	2,205	105,884
Kraft Foods, Inc. (Class A Stock)	16,674	474,375
Kroger Co. (The), Gtd. Notes	4,990	144,061
Nestle SA (Switzerland)	14,000	630,906
Safeway, Inc.	3,848	109,860
Sysco Corp.	5,679	156,229
Tesco PLC (United Kingdom)	55,900	408,869
Unilever NV (Netherlands)	5,735	162,178
Unilever NV	4,820	136,888
Want Want China Holdings Ltd. (China)(g)	145,000	55,789

		4,037,847

Gas Distribution — 0.2%
PetroHawk Energy Corp.*	10,258	475,048

Healthcare Products — 0.1%
C.R. Bard, Inc.(a)	2,100	184,695
Millipore Corp.*	122	8,279
Terumo Corp. (Japan)	2,400	122,503

		315,477

Healthcare Services — 0.1%
Idexx Laboratories, Inc.*(a)	800	38,992
Laboratory Corp. of America Holdings*(a)	1,800	125,334
LifePoint Hospitals, Inc.*(a)	1,434	40,582
Universal Health Services, Inc. (Class B Stock)	407	25,731
VCA Antech, Inc.*(a)	1,800	50,004

		280,643

Hotels & Motels — 0.1%
Choice Hotels International, Inc.	914	24,221
Starwood Hotels & Resorts Worldwide, Inc.	4,081	163,526

		187,747

Household Products — 0.1%
Avery Dennison Corp.	5,141	225,844
Tupperware Brands Corp.(a)	1,300	44,486

		270,330

Industrial Conglomerates
Siemens AG (Germany)	540	59,865

Industrial Products — 0.4%
Cooper Industries Ltd. (Class A Stock)	6,000	237,000
Dover Corp.	3,756	181,678
Ingersoll-Rand Co. Ltd. (Class A Stock)	4,280	160,200
KNM Group Bhd (Malaysia)	93,625	181,949
Precision Castparts Corp.	900	86,733
SGS SA (Switzerland)	100	142,605

		990,165

Insurance — 1.7%
ACE Ltd. (Cayman Islands)	3,901	214,906
Admiral Group PLC (United Kingdom)	3,420	54,123
AFLAC, Inc.	4,200	263,760
Allstate Corp.	7,428	338,643
American Financial Group, Inc.	2,579	68,988
American International Group, Inc.	19,574	517,928
Arch Capital Group Ltd.*	3,833	254,205
Aspen Insurance Holdings Ltd. (Bermuda)(a)	3,642	86,206
Assurant, Inc.	336	22,163
AXA SA (France)	5,630	165,893
Axis Capital Holdings Ltd.	2,737	81,590
Cathay Financial Holding Co. Ltd. (Taiwan)	36,000	78,279
Chubb Corp.	4,550	222,995
Hartford Financial Service Group, Inc.	4,940	318,976
Loews Corp.	1,803	84,561
Marsh & McLennan Cos., Inc.(a)	7,535	200,054
MetLife, Inc.(a)	4,211	222,214
MGIC Investment Corp.	3,910	23,890
Platinum Underwriters Holdings Ltd. (Bermuda)	2,742	89,417
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	402	83,970
Sony Financial Holdings, Inc. (Japan)	57	229,213
Torchmark Corp.	2,620	153,663
Travelers Cos., Inc.	4,699	203,937
UnumProvident Corp.	942	19,264

		3,998,838

Internet
Ctrip.com International Ltd., ADR (China)	480	21,974

Internet Services — 0.8%
Amazon.com, Inc.*(a)	261	19,139
Google, Inc. (Class A Stock)*	907	477,463
MasterCard, Inc. (Class A Stock)(a)	2,226	591,047
MercadoLibre, Inc. (Argentina)*(a)	3,200	110,368
Priceline.com, Inc.*(a)	1,400	161,644
Symantec Corp.*	19,888	384,833
VeriSign, Inc.*(a)	2,500	94,500

		1,838,994

Iron & Steel — 0.1%
ArcelorMittal South Africa Ltd. (South Africa)	1,900	53,896
CAP SA (Chile)	2,200	103,135
Cia Siderurgica Nacional SA (Brazil)	2,000	88,820
Feng Hsin Iron & Steel Co. (Taiwan)*	18,000	46,730

		292,581

Leisure Time
Tui Travel PLC (United Kingdom)	23,760	96,554

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Machinery & Equipment — 1.2%
Alstom (France)	1,230	$282,047
Bucyrus International, Inc. (Class A Stock)(a)	4,300	313,986
Caterpillar, Inc.(a)	9,012	665,266
Doosan Infracore Co. Ltd. (South Korea)	4,300	124,554
Eaton Corp.	3,800	322,886
Flowserve Corp.	6,035	824,984
Japan Steel Works Ltd. (The) (Japan)	3,000	58,342
Snap-on, Inc.	154	8,009
STX Engine Co. Ltd. (South Korea)	2,400	93,724

		2,693,798

Media — 0.2%
DIRECTV Group, Inc. (The)*(a)	2,231	57,805
Gannett Co., Inc.	6,600	143,022
McGraw-Hill Cos., Inc. (The)(a)	1,764	70,772
Naspers Ltd. (Class N Stock) (South Africa)	4,000	87,025
NET Servicos de Comunicacao SA (Brazil)*	2,200	27,474
Scripps Networks Interactive (Class A Stock)*	1,300	49,855

		435,953

Medical Supplies & Equipment — 1.0%
Baxter International, Inc.	9,853	630,001
Beckman Coulter, Inc.(a)	3,162	213,530
Becton, Dickinson and Co.	5,718	464,873
Dentsply International, Inc.	3,900	143,520
Fresenius Medical Care AG (Germany)	3,810	209,920
Gen-Probe, Inc.*	1,000	47,480
Intuitive Surgical, Inc.*(a)	600	161,640
Medtronic, Inc.	8,480	438,840
Quest Diagnostics, Inc.	1,610	78,037

		2,387,841

Metals & Mining — 1.8%
BHP Billiton Ltd. (Australia)	9,090	380,809
Cia Vale Do Rio Doce, ADR (Brazil)(a)	9,100	325,962
Cleveland-Cliffs, Inc.(a)	2,500	297,975
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)(a)	6,232	730,328
Gerdau SA (Brazil)	6,200	148,203
Kumba Iron Ore Ltd. (South Africa)	2,700	108,259
Lonmin PLC (United Kingdom)	1,100	69,417
Lupatech SA (Brazil)*	3,700	135,250
Mechel OAO, ADR (Russia)	5,500	272,470
Norsk Hydro ASA (Norway)	11,160	162,729
Nucor Corp.	2,020	150,833
Rio Tinto Ltd. (Australia)	3,280	426,064
Sung Kwang Bend Co. Ltd. (South Korea)	5,100	144,314
Taewoong Co. Ltd. (South Korea)	1,400	135,041
Tenaris SA, ADR (Luxembourg)	2,200	163,900
Timminco Ltd. (Canada)*	4,600	123,470
Tung Ho Steel Enterprise Corp. (Taiwan)	70,000	125,688
United States Steel Corp.	500	92,390
Valmont Industries, Inc.	1,600	166,864

		4,159,966

Mining — 0.1%
Agnico-Eagle Mines Ltd. (China)	690	51,315
Antofagasta PLC (United Kingdom)	3,600	46,810
Aquarius Platinum Ltd. (Bermuda)*	6,195	98,714
Impala Platinum Holdings Ltd. (South Africa)	3,200	125,758

		322,597

Miscellaneous Manufacturing — 0.2%
3M Co.	1,422	98,957
Honeywell International, Inc.	8,500	427,380

		526,337

Networking/Telecommunications Equipment — 0.1%
Research In Motion Ltd.*	2,200	257,180

Office Equipment — 0.2%
Canon, Inc. (Japan)	2,700	138,833
Pitney Bowes, Inc.	1,834	62,539
Xerox Corp.	14,426	195,617

		396,989

Oil & Gas — 7.6%
ABB Ltd. (Switzerland)*	7,520	212,860
Apache Corp.	3,498	486,222
Atwood Oceanics, Inc.*	800	99,472
BP PLC, ADR (United Kingdom)(a)	5,208	362,321
ChevronTexaco Corp.	15,133	1,500,134
China Oilfield Services Ltd.
(Class H Stock) (China)	48,000	86,184
CNOOC Ltd. (Hong Kong)	95,000	163,506
ConocoPhillips	16,055	1,515,432
Continental Resources, Inc.*	700	48,524
Devon Energy Corp.	5,587	671,334
EnCana Corp. (Canada)(a)	1,610	146,397
ENSCO International, Inc.	3,329	268,784
EOG Resources, Inc.	1,000	131,200
Exxon Mobil Corp.	40,695	3,586,450
FMC Technologies, Inc.*	2,841	218,558
Gazprom OAO, ADR (Russia)	6,500	377,000
Halliburton Co.	4,114	218,330
Helmerich & Payne, Inc.	8,300	597,766
Hess Corp.	863	108,902
Holly Corp.	574	21,192
LUKOIL (Russia)	3,770	370,214
McMoRan Exploration Co.*(a)	2,607	71,745
National-Oilwell Varco, Inc.*(a)	5,350	474,652
Nicor, Inc.	1,178	50,171
Noble Corp. (Cayman Islands)	816	53,007
Noble Energy, Inc.	496	49,878

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.	3,605	$323,945
OGX Petroleo e Gas Participacoes SA (Brazil)*(g)	24	18,968
Oil & Gas Development Co. Ltd., ADR (Pakistan)	1,800	30,600
Patterson-UTI Energy, Inc.	8,700	313,548
Penn Virginia Corp.	925	69,764
Quicksilver Resources, Inc.*(a)	2,500	96,600
Royal Dutch Shell PLC, ADR (United Kingdom)	8,236	672,964
Saipem SpA (Italy)	9,080	424,379
SandRidge Energy, Inc.*	700	45,206
Sapuracrest Petroleum Bhd (Malaysia)	248,500	104,952
Sasol Ltd. (South Africa)	3,200	188,367
Schlumberger Ltd. (Netherlands)	3,156	339,049
Seadrill Ltd. (Bermuda)	2,230	68,067
Southwestern Energy Co.*(a)	3,200	152,352
Stone Energy Corp.*(a)	3,679	242,483
Sunoco, Inc.	4,047	164,672
Total SA (France)	6,719	571,912
Transocean, Inc.*(a)	2,500	380,975
Unit Corp.*	93	7,716
W&T Offshore, Inc.(a)	2,964	173,424
Weatherford International Ltd.*(a)	10,100	500,859
WGL Holdings, Inc.(a)	1,787	62,080
Whiting Petroleum Corp.*	500	53,040
Woodside Petroleum Ltd. (Australia)	540	34,943
XTO Energy, Inc.	5,975	409,347

		17,340,447

Oil Well Services & Equipment — 0.1%
Dresser Rand Group, Inc.*	3,600	140,760
Smith International, Inc.	578	48,055

		188,815

Oil, Gas and Consumable Fuels — 0.7%
BG Group PLC (United Kingdom)	17,700	459,978
Eni SpA (Italy)	12,120	450,263
Petroleo Brasileiro SA, ADR (Brazil)	8,500	602,055

		1,512,296

Paper & Forest Products — 0.2%
International Paper Co.(a)	2,250	52,425
Rock-Tenn Co. (Class A Stock)(a)	2,784	83,492
Weyerhaeuser Co.(a)	5,079	259,740

		395,657

Petroleum Exploration & Production — 0.1%
Ultra Petroleum Corp.*(a)	1,900	186,580

Pharmaceuticals — 2.9%
Abbott Laboratories	4,813	254,945
Alexion Pharmaceuticals, Inc.*	4,200	304,500
Allergan, Inc.	5,200	270,660
BioMarin Pharmaceutical, Inc.*(a)	6,900	199,962
Bristol-Meyers Squibb Co.	5,684	116,693
Cephalon, Inc.*(a)	3,064	204,338
CSL Ltd. (Australia)	11,710	400,762
Elan Corp. PLC, ADR (United Kingdom)*	1,000	35,550
Eli Lilly & Co.	12,088	557,982
Express Scripts, Inc.*(a)	8,067	505,962
Genentech, Inc.*	1,700	129,030
Gilead Sciences, Inc.*	280	14,826
GlaxoSmithKline PLC (United Kingdom)	12,060	266,595
IMS Health, Inc.	691	16,100
Medco Health Solutions, Inc.*	7,300	344,560
Merck & Co., Inc.	9,173	345,730
Novartis AG (Switzerland)	4,920	270,759
Novo Nordisk SA (Class B Stock) (Denmark)	9,561	629,406
Pfizer, Inc.	58,932	1,029,542
Pharmstandard, GDR (Russia)*	3,000	82,650
Qiagen NV (Netherlands)*	2,300	46,299
Roche Holding AG (Switzerland)	1,020	183,368
Schering-Plough Corp.	5,886	115,895
Wyeth	6,230	298,791

		6,624,905

Pipelines — 0.1%
China Gas Holdings Ltd. (Hong Kong)	420,000	112,039
Equitable Resources, Inc.	575	39,710
Spectra Energy Corp.	3,607	103,665
Williams Cos., Inc.	1,713	69,051

		324,465

Printing & Publishing — 0.1%
Donnelley, (R.R.) & Sons Co.	5,403	160,415
Reed Elsevier PLC (United Kingdom)	9,638	109,830

		270,245

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	903	90,201
CSX Corp.	4,257	267,382
Norfolk Southern Corp.	1,118	70,065
Union Pacific Corp.	5,352	404,076

		831,724

Real Estate Investment Trusts — 0.1%
Digital Realty Trust, Inc.(a)	1,600	65,456
Equity Residential(a)	757	28,970
Gafisa SA, ADR (Brazil)(a)	2,200	75,614
Host Hotels & Resorts, Inc.	1,515	20,680
Sumitomo Realty & Development Co. Ltd. (Japan)	3,000	59,613
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	27,138

		277,471

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Restaurants — 0.5%
Darden Restaurants, Inc.(a)	7,560	$241,466
McDonald’s Corp.	11,407	641,302
Panera Bread Co. (Class A Stock)*(a)	3,000	138,780
Starbucks Corp.*(a)	3,160	49,738

		1,071,286

Retail & Merchandising — 2.3%
Ann Taylor Stores Corp.*	7,600	182,096
Best Buy Co., Inc.	7,767	307,573
Big Lots, Inc.*(a)	15,404	481,221
Children’s Place Retail Stores, Inc. (The)*	4,300	155,230
Compagnie Financiere Richemont AG (Switzerland)	2,210	122,646
Costco Wholesale, Inc.	5,493	385,279
Dollar Tree, Inc.*	5,500	179,795
Dufry South America Ltd. (Bermuda)	4,000	84,337
Family Dollar Stores, Inc.(a)	10,000	199,400
Gap, Inc.(a)	20,794	346,636
Home Depot, Inc. (The)	5,900	138,178
Kohl’s Corp.*	3,360	134,534
Parkson Retail Group Ltd. (China)	9,500	69,326
Radioshack Corp.(a)	10,279	126,123
Ross Stores, Inc.(a)	5,191	184,384
Shoppers Drug Mart Corp. (Canada)	1,130	61,935
Staples, Inc.	5,960	141,550
Target Corp.	640	29,754
Urban Outfitters, Inc.*(a)	10,900	339,971
Wal-Mart Stores, Inc.	21,474	1,206,839
Walgreen Co.(a)	4,220	137,192
X 5 Retail Group NV, GDR (Russia)*	3,488	117,546
Yum! Brands, Inc.	5,030	176,503

		5,308,048

Self Storage
Public Storage	359	29,004

Semi-Conductor & Semi-Conductor Instruments — 0.1%
American Superconductor Corp.*	3,100	111,135

Semiconductors — 2.1%
Altera Corp.(a)	17,700	366,390
Amkor Technology, Inc.*	21,132	219,984
Applied Materials, Inc.(a)	9,100	173,719
ASMI Holding N.V. (Netherlands)	4,240	103,780
Broadcom Corp. (Class A Stock)*	6,800	185,572
First Solar, Inc.*	1,000	272,820
Intel Corp.(a)	32,769	703,878
KLA-Tencor Corp.	1,331	54,185
Linear Technology Corp.	12,400	403,868
LSI Corp.*	17,090	104,933
Marvell Technology Group Ltd. (Bermuda)*	10,300	181,898
MediaTek, Inc. (Taiwan)	11,000	126,841
MEMC Electronic Materials, Inc.*(a)	6,800	418,472
Microsemi Corp.*(a)	7,500	188,850
PMC – Sierra, Inc.*	21,600	165,240
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)*	91,000	194,874
Teradyne, Inc.*	4,300	47,601
Texas Instruments, Inc.	16,227	456,952
Xilinx, Inc.(a)	13,000	328,250

		4,698,107

Software — 1.0%
Adobe Systems, Inc.*	10,105	398,036
BMC Software, Inc.*(a)	560	20,160
CA, Inc.	1,279	29,532
Konami Corp. (Japan)	4,500	157,226
McAfee, Inc.*(a)	2,700	91,881
Metavante Technologies, Inc.*	2,509	56,754
Microsoft Corp.	34,356	945,133
Oracle Corp.*(a)	22,880	480,480
SAP AG (Germany)	1,660	86,880

		2,266,082

Telecommunications — 3.6%
ADC Telecommunications, Inc.*(a)	6,500	96,005
America Movil SAB (Class L Stock), ADR (Mexico)	3,500	184,625
American Tower Corp. (Class A Stock)*	8,308	351,013
AT&T, Inc.	52,325	1,762,829
Axtel SAB de CV (Mexico)*	32,500	59,560
CenturyTel, Inc.	350	12,457
China Mobile Ltd., ADR (Hong Kong)	3,700	247,715
Cisco Systems, Inc.*	19,647	456,989
Corning, Inc.	10,642	245,298
Dish Network Corp. (Class A Stock)*	7,142	209,118
Embarq Corp.	2,211	104,514
Global Village Telecom Holding SA (Brazil)*	2,600	63,171
MetroPCS Communications, Inc.*(a)	4,600	81,466
Millicom International Cellular SA	1,960	202,860
Motorola, Inc.	3,830	28,112
NII Holdings, Inc.*	8,600	408,414
Nokia Oyj (Finland)	5,320	130,037
Qualcomm, Inc.	13,648	605,562
Quanta Services, Inc.*(a)	12,760	424,525
SBA Communications Corp.*(a)	14,500	522,145
SES SA, FDR (Luxembourg)	11,857	299,520
Sprint Corp.	13,010	123,595
Telefonica SA (Spain)	9,840	260,404
Telekomunikacja Polska SA (Poland)	3,400	32,930
Verizon Communications, Inc.	22,975	813,315
Vivendi (France)	1,720	64,855
Vivo Participacoes SA, ADR (Brazil)*	12,200	77,592
Vodafone Group PLC (United Kingdom)	117,810	347,105
Windstream Corp.	1,536	18,954

		8,234,685

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

		Shares	Value (Note 2)
COMMON STOCKS (Continued)
Textiles — 0.1%
Kuraray Co. Ltd. (Japan)		9,000	$107,303
Mohawk Industries, Inc.*(a)		1,200	76,920

			184,223

Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)		4,330	149,358
Lorillard, Inc.*		1,488	102,910
Philip Morris International, Inc.		3,127	154,443

			406,711

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.(a)		581	31,862
Central Japan Railway Co. (Japan)		20	220,370
FedEx Corp.		888	69,965
Globaltrans Investment PLC (Russia)*(g)		7,719	124,662
Heartland Express, Inc.(a)		2,408	35,903
Kansas City Southern*(a)		3,100	136,369
Mitsui O.S.K. Lines Ltd. (Japan)		15,000	213,731
Polaris Industries, Inc.(a)		1,461	58,995
Ryder System, Inc.(a)		190	13,087
Stagecoach Group PLC (United Kingdom)		10,750	59,626
Thoresen Thai Agencies PCL (Thailand)		51,600	63,275
U-Ming Marine Transport Corp. (Taiwan)		24,000	63,256
United Parcel Service, Inc. (Class B Stock)(a)		4,893	300,773
YRC Worldwide, Inc.*(a)		2,760	41,041

			1,432,915

Utilities — 1.9%
CEZ A/S (Czech Republic)		6,530	579,941
China Resources Power Holdings Co. (Hong Kong)		38,000	92,597
DTE Energy Co.		432	18,334
Edison International		949	48,760
EMCOR Group, Inc.*(a)		594	16,947
Entergy Corp.		3,645	439,150
Exelon Corp.		4,036	363,078
FPL Group, Inc.		4,640	304,291
International Power PLC (United Kingdom)		26,510	227,103
JA Solar Holdings Co. Ltd., ADR (China)*		4,300	72,455
PPL Corp.		5,930	309,961
Public Service Enterprise Group, Inc.		1,464	67,241
Puget Energy, Inc.		2,508	60,167
Q-Cells AG (Germany)*		1,472	149,116
Reliant Energy, Inc.*		16,945	360,420
Scottish & Southern Energy PLC (United Kingdom)		11,940	332,681
Southern Co.		487	17,006
Southwest Gas Corp.		1,343	39,927
Suez SA (France)		2,460	166,758
Vestas Wind Systems A/S (Denmark)*		3,380	440,066
Westar Energy, Inc.(a)		7,337	157,819
Wisconsin Energy Corp.		2,448	110,698
Xcel Energy, Inc.		2,629	52,764

			4,427,280

TOTAL COMMON STOCKS (cost $138,078,502)			134,916,572

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds
4.75%	02/15/37(a)	$530	547,308
6.25%	05/15/30	309	380,335
7.125%	02/15/23	550	704,172
8.125%	08/15/21	2,300	3,142,196
10.625%	08/15/15	1,000	1,430,547
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.625%	01/15/18	900	937,331
2.00%	01/15/14	1,100	1,357,445
2.375%	01/15/27(a)	2,275	2,540,138
3.00%	07/15/12	510	669,048
U.S. Treasury Notes
2.875%	06/30/10	1,250	1,256,152
3.50%	05/31/13(a)	3,000	3,022,266
3.875%	05/15/18(a)	3,500	3,470,743
4.75%	08/15/17(a)	2,200	2,330,625

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,631,324)			21,788,306

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.9%
Federal Home Loan Mortgage Corp.
4.50%	01/01/19	274	267,835
5.00%	02/15/16-04/01/21	982	986,390
5.50%	12/01/33	340	336,714
5.954%(c)	06/01/37	275	279,891
6.001%(c)	11/01/36	433	441,616
6.43%(c)	09/01/36	198	204,041
6.452%(c)	09/01/36	256	264,119
6.482%(c)	05/01/36	300	307,033
6.50%	06/01/16-07/01/47	184	189,717
6.795%(c)	08/01/36	405	413,803
7.00%	06/01/14-08/01/29	129	133,807
Federal National Mortgage Assoc.
4.50%	05/01/19	593	573,512
5.00%	11/01/33-02/01/36	2,992	2,882,713
5.50%	12/01/16-01/01/34	3,083	3,045,986
6.00%	12/01/13-04/01/14	118	121,260
6.00%	TBA	4,677	4,717,435
6.50%	01/01/32-09/01/47	2,522	2,588,587
7.00%	05/01/11-09/01/31	98	103,242
7.50%	03/01/27-09/01/30	68	71,660

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.
6.00%	04/15/28-05/15/28		$43	$44,092
6.50%	03/15/28-04/15/28		31	31,759
7.00%	12/15/27-05/15/31		75	79,262
7.50%	05/15/30		25	27,001
8.00%	03/15/27		10	10,690
8.75%	04/15/27		4	4,345

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $18,218,386)				18,126,510

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4
5.75%	06/25/37	AAA(d)	334	308,721
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class XP (IO)(c)
0.636%	11/10/39	AAA(d)	3,810	54,437
Series 2004-2, Class A3
4.05%	11/10/38	Aaa	350	343,118
Series 2006-6, Class A3
5.369%	10/10/45	Aaa	200	189,289
Series 2007-4, Class A3
5.812%(c)	08/10/14	AAA(d)	480	458,460
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16, Class X2 (IO)
0.888%(c)	08/13/46	AAA(d)	6,471	156,869
Series 2006-BBA7, Class A1, 144A(g)
2.581%(c)	03/15/19	Aaa	338	322,615
Series 2006-PW14, Class A4
5.201%	12/01/38	AAA(d)	800	746,223
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X (IO)(c)
1.06%	09/15/30	AAA(d)	3,051	109,428
Countrywide Home Loans, Series 2007-16, Class A1
6.50%	08/30/37	AAA(d)	829	811,964
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 144A(g)
2.651% (c)	04/15/22	Aaa	1,200	1,149,394
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class B(c)
7.842%	04/15/49	AAA(d)	1,000	1,048,858
Series 2001-CK3, Class A4(c)
6.53%	06/15/34	Aaa	200	205,553
Series 2002-CKN2, Class A3
6.133%	04/15/37	Aaa	900	918,474
Fannie Mae, Series 2003-92, Class PD
4.50%	03/25/17	Aaa	1,144	1,137,779
Series 2005-63, Class HA
5.00%	04/25/23	Aaa	643	649,687
Freddie Mac, Series 2567, Class OD
5.00%	08/15/15	Aaa	208	210,374
Series 2926, Class EW
5.00%	01/15/25	Aaa	250	238,151
Series 2937, Class KA
4.50%	12/15/14	Aaa	224	224,963
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2
4.305%	08/10/42	Aaa	140	138,994
Series 2006-FL4A, Class A1, 144A(c)(g)
2.55%	11/05/21	AAA(d)	69	64,608
JPMorgan Mortgage Trust, Series 2005-A8, Class 6A2(c)
5.131%	11/25/35	Aaa	251	246,790
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A3
3.85%	05/15/27	Aaa	575	552,130
Series 2003-C5, Class A2
3.478%	07/15/27	AAA(d)	410	408,694
Series 2004-C1, Class A2
3.624%	01/15/29	Aaa	200	198,382
Series 2004-C4, Class A2(c)
4.567%	06/15/29	Aaa	699	699,149
Series 2005-C3, Class A3
4.647%	07/15/30	Aaa	1,000	974,910
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	300	282,327
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A1, 144A(g)
2.538% (c)	09/15/21	Aaa	47	44,937
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%	12/25/33	AAA(d)	27	26,088
Morgan Stanley Capital I, Series 2004-HQ3, Class A2
4.05%	01/13/41	Aaa	647	640,031
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A19
6.00%	08/25/37	Aaa	453	447,262

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $14,245,055)				14,008,659

CORPORATE OBLIGATIONS — 5.6%
Aerospace — 0.1%
Lockheed Martin Corp., Sr. Unsec’d. Notes
6.15%	09/01/36	Baa1	79	78,158
United Technologies Corp., Sr. Unsec’d. Notes
6.05%	06/01/36	A2	95	94,119

				172,277

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Agency — 0.2%
Freddie Mac, Notes
4.875%	06/13/18	Aaa	$530	$535,291

Automobile Manufacturers — 0.1%
Daimler Finance NA LLC, Gtd. Notes
5.875%	03/15/11	A3	60	60,772
Daimler NA Holding Corp., Gtd. Notes
6.50%	11/15/13	A3	80	82,958

				143,730

Beverages — 0.1%
Diageo Capital PLC, Gtd. Notes (United Kingdom)
5.75%	10/23/17	A3	90	88,829
Miller Brewing Co., Gtd. Notes, 144A(g)
4.25%	08/15/08	Baa1	88	88,120
SABMiller PLC, Notes, 144A (United Kingdom)(g)
6.20%	07/01/11	Baa1	120	123,086

				300,035

Cable Television — 0.1%
Time Warner Cable, Inc., Gtd. Notes
5.40%	07/02/12	Baa2	100	98,990
6.75%	07/01/18	Baa2	135	135,895
Xstrata Finance Canada Ltd., Gtd. Notes, 144A(g)
5.50%	11/15/11	Baa2	95	93,972

				328,857

Computer Services & Software — 0.2%
Hewlett-Packard Co., Sr. Unsec’d. Notes
4.50%	03/01/13	A2	125	123,803
Oracle Corp., Sr. Unsec’d. Notes
5.75%	04/15/18	A2	250	249,786

				373,589

Consumer Products & Services — 0.1%
General Electric Co., Sr. Unsec’d. Notes
5.00%	02/01/13	Aaa	100	100,720
5.25%	12/06/17	Aaa	130	124,973

				225,693

Electric – Integrated
Consolidated Edison Co. of New York, Sr. Unsec’d. Notes
5.50%	09/15/16	A1	95	94,201

Energy
XTO Energy, Inc., Sr. Unsec’d. Notes
5.30%	06/30/15	Baa2	72	70,238

Financial – Bank & Trust — 0.3%
Bank of America NA, Sr. Unsec’d. Notes
5.65%	05/01/18	Aa2	120	112,030
Sub. Notes
5.30%	03/15/17	Aa1	88	80,780
6.00%	10/15/36(a)	Aa1	75	66,475
Deutsche Bank AG, Notes (Germany)
4.875%	05/20/13	Aa1	200	196,742
Fifth Third Bancorp, Sr. Unsec’d. Notes
6.25%	05/01/13	Aa3	70	64,072
PNC Bank NA, Sub. Notes
4.875%	09/21/17	A1	90	78,988
Wells Fargo & Co., Sr. Unsec’d. Notes
4.625%	08/09/10	Aa1	108	109,089

				708,176

Financial – Brokerage — 0.1%
Merrill Lynch & Co., Inc., Notes
6.875%	04/25/18	A1	150	142,759

Financial Services — 2.4%
Bank of America Corp., Sr. Unsec’d. Notes
4.375%	12/01/10	Aa2	160	159,455
4.90%	05/01/13	Aa2	120	115,807
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes
5.45%	04/15/18	A2	150	148,705
CDX North America High Yield, Sec’d. Notes, 144A(g)
8.875%	06/29/13	B3	4,500	4,156,875
Citigroup, Inc., Sr. Unsec’d. Notes
5.50%	04/11/13	Aa3	70	68,318
6.125%	05/15/18	Aa3	80	76,557
General Electric Capital Corp., Sr. Unsec’d. Notes
4.80%	05/01/13	Aaa	50	48,983
5.625%	09/15/17	Aaa	80	78,234
6.125%	02/22/11	Aaa	70	73,138
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes
6.00%	01/15/19	A2	50	48,066
Morgan Stanley, Sr. Unsec’d. Notes
6.00%	04/28/15	Aa3	100	95,602
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	Aa3	100	94,753

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom)(g)
6.25%	05/06/18	Baa1	$100	$98,849
Quebec Province, Sr. Unsec’d. Notes
5.00%	07/17/09	Aa2	120	122,112

				5,385,454

Food — 0.2%
Cadbury Schweppes US Finance LLC, Gtd. Notes, 144A(g)
3.875%	10/01/08	Baa2	145	144,851
General Mills, Sr. Unsec’d. Notes
5.65%	09/10/12	Baa1	110	112,163
Kellogg Co., Sr. Unsec’d. Notes
6.60%	04/01/11	A3	40	42,084
Kroger Co. The Gtd. Notes
5.00%	04/15/13	Baa2	130	127,872

				426,970

Healthcare Services — 0.1%
HCA, Inc., Sr. Sec’d. Notes
9.25%	11/15/16	B2	150	154,500

Insurance — 0.2%
Lincoln National Corp., Sr. Unsec’d. Notes
6.30%	10/09/37	A3	80	75,372
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A(g)
5.125%	04/10/13	Aa2	220	216,631
Pricoa Global Funding 1, Sec’d. Notes, 144A(g)
5.40%	10/18/12	Aa3	90	89,846

				381,849

Machinery & Equipment
John Deere Capital Corp., Sr. Unsec’d. Notes
4.50%	04/03/13	A2	50	49,376

Media — 0.1%
Echostar DBS Corp., Gtd. Notes
7.00%	10/01/13	Ba3	150	142,875
News America Holdings Co., Gtd. Notes
7.75%	01/20/24	Baa1	59	63,750
Time Warner, Inc., Gtd. Notes
7.625%	04/15/31	Baa2	16	16,244

				222,869

Media – Cable — 0.1%
Rogers Cable, Inc., Sr. Unsec’d. Notes
6.25%	06/15/13	Baa	160	163,494

Medical Products
Baxter International, Inc., Sr. Unsec’d. Notes
5.90%	09/01/16	A3	105	107,515

Medical Supplies & Equipment — 0.1%
Laboratory Corp. of America, Sr. Unsec’d. Notes
5.625%	12/15/15	Baa3	120	113,346
Wyeth, Sr. Unsec’d. Notes
5.95%	04/01/37	A3	60	57,914

				171,260

Office Equipment
Pitney Bowes, Inc., Sr. Unsec’d. Notes
5.75%	09/15/17	A1	40	39,771

Oil & Gas — 0.2%
Air Products & Chemicals, Inc., Sr. Unsec’d. Notes
4.15%	02/01/13	A2	70	68,457
Centerpoint Energy, Inc., Sr. Unsec’d. Notes
6.25%	02/01/37	Baa3	40	35,493
Enterprise Products Operating LP, Gtd. Notes
4.95%	06/01/10	Baa3	164	163,964
6.65%	10/15/34	Baa3	55	52,693
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
4.20%	03/01/11	A3	110	109,078
Premcor Refining Group, Inc., Gtd. Notes
6.125%	05/01/11	Baa3	128	128,705

				558,390

Pharmaceuticals — 0.2%
Abbott Laboratories, Sr. Unsec’d. Notes
5.60%	11/30/17	A1	50	50,433
5.875%	05/15/16	A1	100	102,886
Astrazeneca PLC, Sr. Unsec’d. Notes (United Kingdom)
5.40%	09/15/12	A1	200	204,531
Glaxosmithkline Capital, Inc., Gtd. Notes
4.85%	05/15/13	A1	135	134,818

				492,668

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	$80	$78,684
Wal-Mart Stores Inc., Sr. Unsec’d. Notes
5.875%	04/05/27	Aa2	90	87,281

				165,965

Telecommunications — 0.3%
AT&T Corp., Gtd. Notes
7.30%	11/15/11	A2	108	115,029
AT&T, Inc., Sr. Unsec’d. Notes
6.40%	05/15/38	A2	30	28,718
6.80%	05/15/36	A2	100	100,201
BellSouth Corp., Sr. Unsec’d. Notes
6.875%	10/15/31	A2	16	15,983
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)
5.95%	01/15/18	Baa1	60	57,361
Telecom Italia Capital SA Co., Gtd. Notes (Italy)
4.00%	01/15/10	Baa2	90	88,790
Telefonica Emisiones Sau, Gtd. Notes (Spain)
7.045%	06/20/36	Baa1	60	61,575
Verizon Communications, Inc., Sr. Unsec’d. Notes
6.10%	04/15/18	A3	50	49,639
Vodafone Group PLC, Sr. Unsec’d. Notes (United Kingdom)
5.625%	02/27/17	Baa1	66	63,576

				580,872

Transportation — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A(g)
5.75%	04/01/18	Baa1	200	196,838
Union Pacific Corp., Sr. Unsec’d. Notes
5.75%	11/15/17	Baa2	70	68,852

				265,690

Utilities — 0.2%
Carolina Power & Light, First Mortgage
5.15%	04/01/15	A2	50	49,861
Cleveland Electric Illuminating Co., (The), Sr. Unsec’d. Notes
5.70%	04/01/17	Baa3	84	79,894
Dominion Resources, Inc., Sr. Unsec’d. Notes
4.75%	12/15/10	Baa2	54	54,346
Florida Power Corp., First Mortgage
6.35%	09/15/37	A2	40	40,621
Hydro-Quebec Local Government, LOCAL GOVT GUARN
8.40%	01/15/22	Aa2	51	68,005
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
5.80%	03/01/37	A3	34	31,699
6.05%	03/01/34	A3	55	53,033
6.35%	02/15/38	A3	50	49,976
Southern California Edison Co., First Refinance Mortgage
5.625%	02/01/36	A2	72	68,072
Toleda Edison Co., Sr. Unsec’d. Notes
6.15%	05/15/37	Baa3	30	26,018

				521,525

TOTAL CORPORATE OBLIGATIONS (cost $13,128,929)				12,783,014

MUNICIPAL BONDS — 1.2%
Illinois — 0.1%
Illinois State Taxable Pension Funding
5.10%	06/01/33	Aa3	300	282,402

Massachusetts — 0.3%
Commonwealth of Massachusetts
5.00%	09/01/15	Aaa	600	650,220

Nevada — 0.8%
Clark County School District
5.00%	12/15/14	Aa2	800	863,944
5.00%	12/15/15	Aaa	800	866,624

				1,730,568

TOTAL MUNICIPAL BONDS (cost $2,680,405)				2,663,190

U.S. GOVERNMENT AGENCY OBLIGATION — 1.1%
Federal National Mortgage Assoc. Notes (cost $2,624,093)
4.375%	07/17/13		2,550	2,572,772

ASSET-BACKED SECURITIES — 0.2%
Accredited Mortgage Loan Trust, Series 2006-2, Class A1
2.523% (c)	09/25/36	Aaa	71	70,667
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2
2.668% (c)	05/21/12	Aaa	100	98,884
CNH Equipment Trust, Series 2007-C, Class A3A
5.21%	12/15/11	Aaa	200	201,125
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A1
2.523% (c)	07/25/36	Aaa	47	46,460

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A1
2.543% (c)	03/25/36	Aaa	$4	$4,236

TOTAL ASSET-BACKED SECURITIES (cost $422,428)				421,372

TOTAL LONG-TERM INVESTMENTS (cost $211,029,122)				207,280,395

SHORT-TERM INVESTMENT — 22.5%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 13.0%
Dryden Core Investment Fund – Taxable Money Market Series (cost $29,848,990; includes $29,710,653 cash collateral for securities on loan)(b)(w)(Note 4)			29,848,990	29,848,990

			Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — 9.5%
Federal Home Loan Bank, Disc. Notes (cost $21,600,000)
2.00%	07/01/08		$21,600	21,600,000

TOTAL SHORT-TERM INVESTMENTS (cost $51,448,990)				51,448,990

TOTAL INVESTMENTS(o) — 112.9% (cost $262,478,112; Note 6)				258,729,385
Liabilities in excess of other assets(x) — (12.9)% .				(29,473,805)

NET ASSETS — 100.0%				$229,255,580

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

EAFE	Europe, Australasia, Far East

FDR	Fiduciary Depositary Receipts

GDR	Global Depositary Receipt

IO	Interest Only

MTN	Medium Term Note

REIT	Real Estate Investment Trust

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

CAD	Canadian Dollar

CHF	Swiss Franc

GBP	British Pound

JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $28,824,416; cash collateral of $29,710,653 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of June 30, 2008, 92 securities representing $17,762,256 and 7.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $17,762,256 was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
11	E-Mini S&P 500	Sep 08	$737,463	$704,605	$(32,858)
116	2 Year U.S. Treasury Notes	Sep 08	24,476,875	24,499,563	22,688
61	5 Year U.S. Treasury Notes	Sep 08	6,775,765	6,743,836	(31,929)

					$(42,099	)(1)

Short Positions:
95	10 Year U.S. Treasury Notes	Sep 08	10,755,448	10,822,578	$(67,130)
16	20 Year U.S. Treasury Bonds	Sep 08	1,850,375	1,849,500	875

					(66,255	)(1)

					$(108,354)

(1)	Cash of $2,787,250 has been segregated with the custodian to cover requirements for open futures contracts at June 30, 2008.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Canadian Dollar, Expiring 07/03/08	CAD	55	$53,939	$53,660	$(279)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Japanese Yen, Expiring 07/03/08	JPY	6,077	$57,372	$57,228	$144
British Pound, Expiring 07/03/08	GBP	6	12,266	12,263	3
Swiss Franc, Expiring 07/03/08	CHF	19	18,875	18,804	71

			$88,513	$88,295	$218

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$147,003,306	$(108,354)
Level 2 – Other Significant Observable Inputs	111,726,079	61
Level 3 – Significant Unobservable Inputs	—	—

Total	$258,729,385	$(108,293)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (13.0% represents investments purchased with collateral from securities on loan)	13.0%
U.S. Government Agency Obligations	10.6
U.S. Treasury Obligations	9.5
U.S. Government Agency Mortgage-Backed Securities	7.9
Oil & Gas	7.8
Collateralized Mortgage Obligations	6.1
Financial Services	4.4
Telecommunications	3.9
Pharmaceuticals	3.1
Retail & Merchandising	2.4
Financial – Bank & Trust	2.2
Utilities	2.1
Electronic Components & Equipment	2.1
Semiconductors	2.1
Food	2.0
Insurance	1.9
Metals & Mining	1.8
Consumer Products & Services	1.7
Computer Hardware	1.7
Chemicals	1.4
Machinery & Equipment	1.2
Municipal Bonds	1.2
Beverages	1.1
Diversified Operations	1.1
Medical Supplies & Equipment	1.1
Commercial Banks	1.0
Software	1.0
Aerospace	0.8
Internet Services	0.8
Construction	0.8
Transportation	0.7
Oil, Gas and Consumable Fuels	0.7
Diversified Financial Services	0.6
Commercial Services	0.6
Automotive Parts	0.5
Farming & Agriculture	0.5
Restaurants	0.5
Coal	0.5
Exchange Traded Funds	0.5
Business Services	0.4
Industrial Products	0.4
Biotechnology	0.4
Agriculture	0.4
Clothing & Apparel	0.4
Entertainment & Leisure	0.4
Railroads	0.4
Computer Services & Software	0.4
Containers & Packaging	0.3
Computer Software	0.3
Media	0.3
Conglomerates	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Building & Construction	0.3%
Financial – Brokerage	0.3
Automobile Manufacturers	0.3
Construction and Engineering	0.2
Cable Television	0.2
Agency	0.2
Miscellaneous Manufacturing	0.2
Gas Distribution	0.2
Education	0.2
Office Equipment	0.2
Healthcare Services	0.2
Asset-Backed Securities	0.2
Tobacco	0.2
Distribution/Wholesale	0.2
Paper & Forest Products	0.2
Environmental Services	0.1
Pipelines	0.1
Broadcasting	0.1
Healthcare Products	0.1
Building Materials	0.1
Iron & Steel	0.1
Real Estate Investment Trusts	0.1
Mining	0.1
Printing & Publishing	0.1
Networking/Telecommunications Equipment	0.1
Automotive Parts & Equipment	0.1
Household Products	0.1
Consumer Staples – Home Products	0.1
Building Products	0.1
Oil Well Services & Equipment	0.1
Hotels & Motels	0.1
Petroleum Exploration & Production	0.1
Textiles	0.1
Media – Cable	0.1
Electric	0.1
Equipment Services	0.1
Semi-Conductor & Semi-Conductor Instruments	0.1
Computers	0.1

112.9
Liabilities in excess of other assets	(12.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $28,824,416:
Unaffiliated investments (cost $232,629,122)	$228,880,395
Affiliated investments (cost $29,848,990)	29,848,990
Cash	56,338
Deposit with broker	2,787,250
Foreign currency, at value (cost $1,681,010)	1,688,354
Receivable for investments sold	2,039,249
Dividends and interest receivable	711,558
Receivable for fund share sold	459,752
Tax reclaim receivable	26,499
Due from broker-variation margin	12,447
Prepaid expenses	1,723
Unrealized appreciation on foreign currency forward contracts	218

Total Assets	266,512,773

LIABILITIES:
Payable to broker for collateral for securities on loan	29,710,653
Payable for investments purchased	7,396,683
Advisory fees payable	87,965
Accrued expenses and other liabilities	48,515
Due to broker-variation margin	11,005
Shareholder servicing fees payable	1,753
Payable for fund share repurchased	340
Unrealized depreciation on foreign currency forward contracts	279

Total Liabilities	37,257,193

NET ASSETS	$229,255,580

Net assets were comprised of:
Paid-in capital	$235,668,709
Retained earnings	(6,413,129)

Net assets, June 30, 2008	$229,255,580

Net asset value and redemption price per share, $229,255,580 / 17,530,539 outstanding shares of beneficial interest	$13.08

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$1,827,898
Unaffiliated dividend income (net of $50,777 foreign withholding tax)	1,473,234
Affiliated income from securities lending, net	78,746
Affiliated dividend income	4,453

3,384,331

EXPENSES
Advisory fees	918,665
Custodian and accounting fees	174,000
Shareholder servicing fees and expenses	75,655
Audit fee	12,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Insurance expenses	2,000
Miscellaneous	8,836

Total expenses	1,211,156

NET INVESTMENT INCOME	2,173,175

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(3,691,062)
Futures transactions	210,096
Foreign currency transactions	(7,125)

(3,488,091)

Net change in unrealized appreciation (depreciation) on:
Investments	(11,873,919)
Futures	(159,958)
Foreign currencies	(87,258)

(12,121,135)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(15,609,226)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,436,051)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,173,175	$3,597,343
Net realized gain (loss) on investment and foreign currency transactions	(3,488,091)	18,337,880
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,121,135)	(6,129,556)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,436,051)	15,805,667

DISTRIBUTIONS	(21,935,223)	(13,126,772)

FUND SHARE TRANSACTIONS:
Fund share sold [4,032,776 and 3,961,734 shares, respectively]	59,086,069	62,620,516
Fund share issued in reinvestment of distributions [1,639,404 and 863,603 shares, respectively]	21,935,223	13,126,772
Fund share repurchased [2,141,655 and 2,506,322 shares, respectively]	(30,969,863)	(39,149,679)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	50,051,429	36,597,609

TOTAL INCREASE IN NET ASSETS	14,680,155	39,276,504
NET ASSETS:
Beginning of period	214,575,425	175,298,921

End of period	$229,255,580	$214,575,425

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%

	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	27,037,758	$471,808,879
AST Federated Aggressive Growth Portfolio	7,238,554	56,750,262
AST Global Real Estate Portfolio*	6,137,094	52,963,123
AST High Yield Portfolio	3,202,598	22,386,161
AST International Growth Portfolio	21,564,131	290,253,199
AST International Value Portfolio	13,600,522	234,472,993
AST Large-Cap Value Portfolio	32,212,809	471,917,650
AST Marsico Capital Growth Portfolio	38,650,370	753,682,221
AST Mid-Cap Value Portfolio	3,065,268	33,012,937
AST Money Market Portfolio	124,242	124,242
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,985,562	39,552,401
AST Parametric Emerging Maket Equity Portfolio*	6,049,498	54,808,455
AST PIMCO Total Return Bond Portfolio	101,783,568	1,192,903,416
AST Small-Cap Value Portfolio	4,105,025	46,592,035
AST T. Rowe Price Global Bond Portfolio	4,219,672	49,665,539
AST T. Rowe Price Large-Cap Growth Portfolio	46,726,513	497,170,103
AST T. Rowe Price Natural Resources Portfolio	3,784,608	155,282,460
AST Western Asset Core Plus Bond Portfolio	28,595,587	290,245,204

TOTAL LONG-TERM INVESTMENTS (cost $5,239,987,498)		4,713,591,280

SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund
Taxable Money Market Series (cost $14,678,073)	14,678,073	14,678,073

TOTAL INVESTMENTS(w) — 99.8% (cost $5,254,665,571; Note 6)		4,728,269,353
Other assets in excess of liabilities — 0.2%		9,777,296

NET ASSETS — 100.0%		$4,738,046,649

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$4,728,269,353	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$4,728,269,353	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Core Bonds	31.3%
Large/Mid-Cap Growth	27.2
Large/Mid-Cap Value	20.7
International Growth	6.1
International Value	4.9
Sector	3.3
Small-Cap Growth	1.2
Emerging Markets	1.2
Global Real Estate	1.1
Global Bonds	1.0
Small-Cap Value	1.0
High Yield	0.5

99.5
Short-Term Investment	0.3
Other assets in excess of liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $5,254,665,571)	$4,728,269,353
Cash	9,641,332
Receivable for fund share sold	3,337,911
Dividends receivable	45,736
Prepaid expenses	6,682

Total Assets	4,741,301,014

LIABILITIES:
Payable for investments purchased	2,501,018
Payable for fund share repurchased	545,135
Accrued expenses and other liabilities	109,670
Advisory fees payable	98,542

Total Liabilities	3,254,365

NET ASSETS	$4,738,046,649

Net assets were comprised of:
Paid-in capital	$4,885,301,555
Retained earnings	(147,254,906)

Net assets, June 30, 2008	$4,738,046,649

Net asset value and redemption price per share, $4,738,046,649 / 446,159,163 outstanding shares of beneficial interest	$10.62

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$79,935,926

EXPENSES
Advisory fees	3,616,991
Custodian and accounting fees	298,000
Insurance expenses	39,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Shareholders’ reports	2,000
Miscellaneous	12,981

Total expenses	3,993,972

NET INVESTMENT INCOME	75,941,954

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	95,587,711
Net capital gain distribution received	207,611,647

303,199,358

Net change in unrealized appreciation (depreciation) on investments	(822,642,808)

NET LOSS ON INVESTMENTS	(519,443,450)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(443,501,496)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$75,941,954	$47,307,384
Net realized gain on investment transactions	303,199,358	195,148,074
Net change in unrealized appreciation (depreciation) on investments	(822,642,808)	111,433,533

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(443,501,496)	353,888,991

DISTRIBUTIONS	(242,455,458)	(29,659,766)

FUND SHARE TRANSACTIONS:
Fund share sold [59,437,279 and 158,118,416 shares, respectively]	690,496,091	1,863,650,702
Fund share issued in reinvestment of distributions [22,202,881 and 2,455,279 shares, respectively]	242,455,458	29,659,766
Fund share repurchased [57,238,211 and 7,551,684 shares, respectively]	(643,925,421)	(87,905,705)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	289,026,128	1,805,404,763

TOTAL INCREASE (DECREASE) IN NET ASSETS	(396,930,826)	2,129,633,988
NET ASSETS:
Beginning of period	5,134,977,475	3,005,343,487

End of period	$4,738,046,649	$5,134,977,475

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%

	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	37,570,530	$655,605,749
AST DeAM Large-Cap Value Portfolio	3,194,394	29,260,650
AST Federated Aggressive Growth Portfolio	11,486,118	90,051,166
AST Global Real Estate Portfolio*	7,727,062	66,684,543
AST High Yield Portfolio	3,867,640	27,034,800
AST International Growth Portfolio	30,611,363	412,028,952
AST International Value Portfolio	18,847,582	324,932,317
AST Large-Cap Value Portfolio	43,379,993	635,516,893
AST Marsico Capital Growth Portfolio	52,137,556	1,016,682,352
AST MFS Growth Portfolio	3,950,970	39,904,792
AST Mid-Cap Value Portfolio	4,225,150	45,504,867
AST Money Market Portfolio	71,028	71,028
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,924,129	58,248,656
AST Parametric Emerging Marketing Equity Portfolio*	8,626,548	78,156,528
AST PIMCO Total Return Bond Portfolio	86,937,821	1,018,911,258
AST Small-Cap Value Portfolio	6,412,853	72,785,881
AST T. Rowe Price Global Bond Portfolio	49,610	583,911
AST T. Rowe Price Large-Cap Growth Portfolio	64,356,633	684,754,580
AST T. Rowe Price Natural Resources Portfolio	5,113,923	209,824,277
AST Western Asset Core Plus Bond Portfolio	22,976,208	233,208,510

TOTAL LONG-TERM INVESTMENTS (cost $6,515,331,731)		5,699,751,710

SHORT-TERM INVESTMENT — 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $12,274,209)	12,274,209	12,274,209

TOTAL INVESTMENTS(w) — 99.7% (cost $6,527,605,940)		5,712,025,919
Other assets in excess of liabilities — 0.3%		16,330,292

NET ASSETS — 100.0%		$5,728,356,211

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$5,712,025,919	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$5,712,025,919	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Large/Mid-Cap Growth	31.3%
Large/Mid-Cap Value	23.8
Core Bonds	21.9
International Growth	7.2
International Value	5.7
Sector	3.6
Small-Cap Growth	1.6
Emerging Markets	1.4
Small-Cap Value	1.3
Global Real Estate	1.2
High Yield	0.5

99.5
Short-Term Investment	0.2
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $6,527,605,940)	$5,712,025,919
Cash	17,857,802
Receivable for investments sold	12,466,086
Receivable for fund share sold	581,364
Dividends receivable	54,893
Prepaid expenses	8,844

Total Assets	5,742,994,908

LIABILITIES:
Payable for fund share repurchased	14,502,179
Advisory fees payable	120,435
Accrued expenses and other liabilities	16,083

Total Liabilities	14,638,697

NET ASSETS	$5,728,356,211

Net assets were comprised of:
Paid-in capital	$6,053,509,935
Retained earnings	(325,153,724)

Net assets, June 30, 2008	$5,728,356,211

Net asset value and redemption price per share, $5,728,356,211 / 543,644,137 outstanding shares of beneficial interest	$10.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$84,338,836

EXPENSES
Advisory fees	4,517,383
Custodian and accounting fees	249,000
Insurance expenses	52,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Shareholders’ reports	3,000
Miscellaneous	14,245

Total expenses	4,860,628

NET INVESTMENT INCOME	79,478,208

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	118,819,794
Net capital gain distribution received	292,128,295

410,948,089

Net change in unrealized appreciation (depreciation) on investments	(1,166,681,388)

NET LOSS ON INVESTMENTS	(755,733,299)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(676,255,091)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$79,478,208	$50,128,012
Net realized gain on investment transactions	410,948,089	329,698,551
Net change in unrealized appreciation (depreciation) on investments	(1,166,681,388)	90,349,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(676,255,091)	470,176,341

DISTRIBUTIONS	(379,826,563)	(31,145,568)

FUND SHARE TRANSACTIONS:
Fund share sold [77,860,157 and 226,473,565 shares, respectively]	915,740,514	2,730,075,940
Fund share issued in reinvestment of distributions [34,846,474 and 2,519,868 shares, respectively]	379,826,563	31,145,568
Fund share repurchased [116,833,442 and 16,206,058 shares, respectively]	(1,326,812,325)	(190,208,930)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(31,245,248)	2,571,012,578

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,087,326,902)	3,010,043,351
NET ASSETS:
Beginning of period	6,815,683,113	3,805,639,762

End of period	$5,728,356,211	$6,815,683,113

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%

	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 89.2%
AST AllianceBernstein Growth & Income Portfolio	450,284	$7,857,456
AST DeAM Large-Cap Value Portfolio	532,758	4,880,061
AST Federated Aggressive Growth Portfolio	337,260	2,644,122
AST International Growth Portfolio	794,640	10,695,854
AST International Value Portfolio	403,489	6,956,156
AST Large-Cap Value Portfolio	528,901	7,748,395
AST Marsico Capital Growth Portfolio	491,146	9,577,347
AST MFS Growth Portfolio	383,174	3,870,058
AST Mid-Cap Value Portfolio	69,893	752,743
AST Money Market Portfolio	8,983,337	8,983,337
AST Neuberger Berman Mid-Cap Growth Portfolio*	34,909	695,378
AST PIMCO Total Return Bond Portfolio	624,688	7,321,341
AST T. Rowe Price Large-Cap Growth Portfolio	619,568	6,592,198
AST Western Asset Core Plus Bond Portfolio	181,238	1,839,563

TOTAL AFFILIATED MUTUAL FUNDS (cost $89,410,227)(w)		80,414,009

COMMON STOCKS — 9.7%
Exchange Traded Funds
iPath Dow Jones-AIG Commodity Index Total Return ETN*	16,149	1,154,815
iShares MSCI Emerging Markets Index Fund	19,914	2,699,940
iShares S&P Global Technology Sector Index Fund	53,910	3,089,582
iShares S&P Latin America 40 Index Fund	6,596	1,813,900

TOTAL COMMON STOCKS (cost $8,834,738)		8,758,237

TOTAL INVESTMENTS — 98.9% (cost $98,244,965; Note 6)		89,172,246
Other assets in excess of liabilities — 1.1%		1,030,484

NET ASSETS — 100.0%		$90,202,730

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$89,172,246	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$89,172,246	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Large/Mid-Cap Value	23.5%
Large/Mid-Cap Growth	23.0
International Growth	11.9
Core Bonds	10.2
Money Market	10.0
Exchange Traded Funds	9.7
International Value	7.7
Small-Cap Growth	2.9

98.9
Other assets in excess of liabilities	1.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $89,410,227)	$80,414,009
Unaffiliated investments (cost $8,834,738)	8,758,237
Cash	3,088,082
Receivable for fund share sold	1,089,026
Receivable for investments sold	386,291
Dividends receivable	1,471

Total Assets	93,737,116

LIABILITIES:
Loan payable (Note 7)	2,520,000
Payable for investments purchased	974,185
Accrued expenses and other liabilities	24,547
Advisory fees payable	15,606
Payable for fund share repurchased	48

Total Liabilities	3,534,386

NET ASSETS	$90,202,730

Net assets were comprised of:
Paid-in capital	$95,195,472
Retained earnings	(4,992,742)

Net assets, June 30, 2008	$90,202,730

Net asset value and redemption price per share, $90,202,730 / 8,656,814 outstanding shares of beneficial interest	$10.42

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$1,053,674
Unaffiliated dividend income	44,433

1,098,107

EXPENSES
Advisory fees	72,508
Custodian and accounting fees	16,000
Audit fee	13,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	4,000
Trustees’ fees	3,000
Shareholders’ reports	3,000
Loan interest expense (Note 7)	1,906
Miscellaneous	7,622

Total expenses	130,036
Less: advisory fee waiver	(31,339)

Net expenses	98,697

NET INVESTMENT INCOME	999,410

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions (including affiliated: $(2,021,041))	(1,910,349)
Net capital gain distribution received	4,990,916

3,080,567

Net change in unrealized appreciation (depreciation) on investments	(8,870,249)

NET LOSS ON INVESTMENTS	(5,789,682)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,790,272)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	November 19, 2007* through December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$999,410	$56,778
Net realized gain on investment transactions	3,080,567	200,597
Net change in unrealized appreciation (depreciation) on investments	(8,870,249)	(202,470)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,790,272)	54,905

DISTRIBUTIONS	(257,375)	—

FUND SHARE TRANSACTIONS:
Fund share sold [9,178,253 and 1,748,633 shares, respectively]	99,900,650	19,199,858
Fund share issued in reinvestment of distributions [23,853 and 0 shares, respectively]	257,375	—
Fund share repurchased [1,720,064 and 573,861 shares, respectively]	(18,452,495)	(5,709,916)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	81,705,530	13,489,942

TOTAL INCREASE IN NET ASSETS	76,657,883	13,544,847
NET ASSETS:
Beginning of period	13,544,847	—

End of period	$90,202,730	$13,544,847

*	Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.7%

	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 89.9%
AST AllianceBernstein Growth & Income Portfolio	304,571	$5,314,766
AST DeAM Large-Cap Value Portfolio	374,097	3,426,733
AST Federated Aggressive Growth Portfolio	365,222	2,863,338
AST International Growth Portfolio	644,476	8,674,652
AST International Value Portfolio	281,561	4,854,117
AST Large-Cap Value Portfolio	356,322	5,220,115
AST Marsico Capital Growth Portfolio	395,341	7,709,146
AST MFS Growth Portfolio	356,936	3,605,054
AST Mid-Cap Value Portfolio	47,332	509,761
AST Money Market Portfolio	19,343,148	19,343,148
AST Neuberger Berman Mid-Cap Growth Portfolio*	28,841	574,503
AST PIMCO Total Return Bond Portfolio	1,358,939	15,926,766
AST T. Rowe Price Large-Cap Growth Portfolio	497,785	5,296,428
AST Western Asset Core Plus Bond Portfolio	394,062	3,999,734

TOTAL AFFILIATED MUTUAL FUNDS (cost $94,881,935)(w)		87,318,261

COMMON STOCKS — 9.8%
Exchange Traded Funds
iPath Dow Jones-AIG Commodity Index Total Return ETN*	17,375	1,242,486
iShares MSCI Emerging Markets Index Fund	21,568	2,924,190
iShares S&P Global Technology Sector Index Fund	58,362	3,344,726
iShares S&P Latin America 40 Index Fund	7,220	1,985,500

TOTAL COMMON STOCKS (cost $9,518,959)		9,496,902

TOTAL INVESTMENTS — 99.7% (cost $104,400,894; Note 6)		96,815,163
Other assets in excess of liabilities — 0.3%		331,562

NET ASSETS — 100.0%		$97,146,725

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$96,815,163	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$96,815,163	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Core Bonds	20.5%
Money Market	19.9
Large/Mid-Cap Growth	17.7
Large/Mid-Cap Value	14.9
Exchange Traded Funds	9.8
International Growth	8.9
International Value	5.0
Small-Cap Growth	3.0

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $94,881,935)	$87,318,261
Unaffiliated investments (cost $9,518,959)	9,496,902
Cash	223,597
Receivable for fund share sold	616,746
Receivable for investments sold	10,763
Dividends receivable	1,732

Total Assets	97,668,001

LIABILITIES:
Payable for investments purchased	484,051
Accrued expenses and other liabilities	21,383
Advisory fees payable	15,828
Payable for fund share repurchased	14

Total Liabilities	521,276

NET ASSETS	$97,146,725

Net assets were comprised of:
Paid-in capital	$100,327,658
Retained earnings	(3,180,933)

Net assets, June 30, 2008	$97,146,725

Net asset value and redemption price per share, $97,146,725 / 10,304,938 outstanding shares of beneficial interest	$9.43

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$1,127,253
Unaffiliated dividend income	46,761

1,174,014

EXPENSES
Advisory fees	70,923
Custodian and accounting fees	17,000
Audit fee	13,000
Transfer agent’s fees and expenses	9,000
Shareholders’ reports	6,000
Legal fees and expenses	3,000
Trustees’ fees	3,000
Miscellaneous	3,605

Total expenses	125,528
Less: advisory fee waiver	(30,964)

Net expenses	94,564

NET INVESTMENT INCOME	1,079,450

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions (including affiliated: $(289,609))	(198,573)
Net capital gain distribution received	3,523,921

3,325,348

Net change in unrealized appreciation (depreciation) on investments	(7,512,346)

NET GAIN ON INVESTMENTS	(4,186,998)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,107,548)

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended June 30, 2008	November 19, 2007* through December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,079,450	$44,694
Net realized gain on investment transactions	3,325,348	52,849
Net change in unrealized appreciation (depreciation) on investments	(7,512,346)	(73,385)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,107,548)	24,158

DISTRIBUTIONS	(97,543)	—

FUND SHARE TRANSACTIONS:
Fund share sold [9,611,329 and 879,236 shares, respectively]	93,322,638	8,823,977
Fund share issued in reinvestment of distributions [10,098 and 0 shares, respectively]	97,543	—
Fund share repurchased [101,877 and 93,848 shares, respectively]	(970,515)	(945,985)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	92,449,666	7,877,992

TOTAL INCREASE IN NET ASSETS	89,244,575	7,902,150
NET ASSETS:
Beginning of period	7,902,150	—

End of period	$97,146,725	$7,902,150

*	Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 97.3% COMMON STOCKS

	Shares	Value (Note 2)
Apartment — 13.7%
American Campus Communities, Inc., REIT	61,282	$1,706,091
Apartment Investment & Management Co., REIT (Class A Stock)	95,622	3,256,885
Avalonbay Communities, Inc., REIT	120,891	10,778,642
BRE Properties, Inc., REIT	82,877	3,586,917
Camden Property Trust, REIT	28,163	1,246,494
Colonial Properties Trust, REIT	35,199	704,684
Equity Residential Properties Trust, REIT	136,306	5,216,431
Post Properties, Inc., REIT	25,507	758,833
United Dominion Realty Trust, Inc., REIT	136,008	3,043,859

		30,298,836

Business Services — 0.8%
Dupont Fabros Technology, Inc., REIT	95,039	1,771,527

Diversified Operations — 7.2%
Digital Realty Trust, Inc., REIT	27,962	1,143,925
Entertainment Properties Trust, REIT	53,679	2,653,890
Forest City Enterprises, Inc.	42,652	1,374,248
Vornado Realty Trust, REIT	122,171	10,751,048

		15,923,111

Forestry — 0.2%
Plum Creek Timber Co., REIT	10,725	458,065

Healthcare Services — 5.3%
HCP, Inc., REIT	75,518	2,402,228
Health Care REIT, Inc., REIT	20,439	909,536
Omega Healthcare Investors, Inc., REIT	70,190	1,168,663
Ventas, Inc., REIT	168,060	7,154,314

		11,634,741

Hotels & Motels — 8.3%
Host Hotels & Resorts, Inc., REIT	599,364	8,181,318
LaSalle Hotel Properties, REIT	116,839	2,936,164
Starwood Hotels & Resorts Worldwide, Inc.	91,911	3,682,874
Strategic Hotel Capital, Inc., REIT	188,746	1,768,550
Sunstone Hotel Investors, Inc., REIT	112,868	1,873,609

		18,442,515

Industrial — 5.7%
EastGroup Properties, Inc., REIT	57,998	2,488,114
ProLogis, REIT	185,078	10,058,989

		12,547,103

Manufactured Home — 1.8%
Equity Lifestyle Properties, Inc., REIT	92,581	4,073,564

Office — 13.2%
Biomed Realty Trust, Inc., REIT	38,300	939,499
Boston Properties, Inc., REIT	117,981	10,644,246
Brookfield Properties Corp. (XNYS) (Canada)	1,700	30,243
Brookfield Properties Corp. (XTSE) (Canada)	87,983	1,580,708
Douglas Emmett, Inc., REIT	168,009	3,691,158
Kilroy Realty Corp., REIT	42,726	2,009,404
Mack-Cali Realty Corp., REIT	72,734	2,485,321
Maguire Properties, Inc., REIT	111,526	1,357,271
SL Green Realty Corp., REIT	78,440	6,488,557

		29,226,407

Office/Industrial — 3.4%
Highwoods Properties, Inc., REIT	21,539	676,755
Liberty Property Trust, REIT	107,479	3,562,929
PS Business Parks, Inc., REIT	62,894	3,245,331

		7,485,015

Regional Mall — 18.5%
General Growth Properties, Inc., REIT	282,286	9,888,479
Macerich Co. (The), REIT	164,612	10,227,343
Simon Property Group, Inc., REIT	198,628	17,854,671
Taubman Centers, Inc., REIT	62,473	3,039,311

		41,009,804

Self Storage — 8.1%
Extra Space Storage, Inc., REIT	98,579	1,514,173
Public Storage, Inc., REIT	188,994	15,268,825
U-Store-It Trust, REIT	102,166	1,220,884

		18,003,882

Shopping Centers — 11.1%
Developers Diversified Realty Corp., REIT	153,816	5,338,953
Equity One, Inc., REIT	80,413	1,652,487
Federal Realty Investment Trust, REIT	112,647	7,772,643
Kimco Realty Corp., REIT	76,172	2,629,458
Regency Centers Corp., REIT	120,345	7,114,796

		24,508,337

TOTAL INVESTMENTS — 97.3% (cost $262,535,876; Note 6)		215,382,907
Other assets in excess of liabilities — 2.7%		5,899,889

NET ASSETS — 100.0%		$221,282,796

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$215,382,907	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable
Inputs	—	—

Total	$215,382,907	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Regional Mall	18.5%
Apartment	13.7
Office	13.2
Shopping Centers	11.1
Hotels & Motels	8.3
Self Storage	8.1
Diversified Operations	7.2
Industrial	5.7
Healthcare Services	5.3
Office/Industrial	3.4
Manufactured Home	1.8
Business Services	0.8
Forestry	0.2

97.3
Other assets in excess of liabilities	2.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $262,535,876)	$215,382,907
Cash	76,017
Receivable for investments sold	9,665,149
Dividends receivable	1,077,758
Receivable for fund share sold	22,859
Prepaid expenses	6,414

Total Assets	226,231,104

LIABILITIES:
Loan payable (Note 7)	3,770,000
Payable for investments purchased	647,038
Payable for fund share repurchased	397,749
Advisory fees payable	83,513
Accrued expenses and other liabilities	48,154
Shareholder servicing fees payable	1,854

Total Liabilities	4,948,308

NET ASSETS	$221,282,796

Net assets were comprised of:
Paid-in capital	$278,997,001
Retained earnings	(57,714,205)

Net assets, June 30, 2008	$221,282,796

Net asset value and redemption price per share, $221,282,796 / 39,266,723 outstanding shares of beneficial interest	$5.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $4,266 foreign withholding tax)	$4,893,987
Affiliated dividend income	112,343

5,006,330

EXPENSES
Advisory fees	1,246,478
Shareholder servicing fees and expenses	87,254
Custodian and accounting fees	43,000
Loan interest expense (Note 7)	13,320
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	8,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	5,418

Total expenses	1,431,470

NET INVESTMENT INCOME	3,574,860

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(20,235,641)
Foreign currency transactions	(317)

(20,235,958)

Net change in unrealized appreciation (depreciation) on:
Investments	5,225,851
Foreign currencies	(6,364)

5,219,487

NET LOSS ON INVESTMENTS	(15,016,471)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,441,611)

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,574,860	$10,922,319
Net realized gain (loss) on investment and foreign currency transactions	(20,235,958)	124,820,851
Net change in unrealized appreciation (depreciation) on investments	5,219,487	(218,793,485)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(11,441,611)	(83,050,315)

DISTRIBUTIONS	(135,743,170)	(75,426,303)

FUND SHARE TRANSACTIONS:
Fund share sold [2,948,715 and 2,578,542 shares, respectively]	38,044,442	52,147,213
Fund share issued in reinvestment of distributions [22,072,060 and 6,187,556 shares, respectively]	135,743,170	75,426,303
Fund share repurchased [8,159,464 and 13,342,965 shares, respectively]	(76,876,083)	(260,519,798)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	96,911,529	(132,946,282)

TOTAL DECREASE IN NET ASSETS	(50,273,252)	(291,422,900)
NET ASSETS:
Beginning of period	271,556,048	562,978,948

End of period	$221,282,796	$271,556,048

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS LONG-TERM INVESTMENTS — 99.4%
AST AllianceBernstein Growth & Income Portfolio	8,757,131	$152,811,935
AST DeAM Large-Cap Value Portfolio	2,191,097	20,070,445
AST Federated Aggressive Growth Portfolio	2,585,793	20,272,615
AST Global Real Estate Portfolio*	1,941,965	16,759,156
AST High Yield Portfolio	1,530,635	10,699,140
AST International Growth Portfolio	7,293,876	98,175,570
AST International Value Portfolio	4,501,920	77,613,099
AST Large-Cap Value Portfolio	10,069,292	147,515,134
AST Marsico Capital Growth Portfolio	12,301,911	239,887,261
AST MFS Growth Portfolio	1,863,320	18,819,537
AST Mid-Cap Value Portfolio	1,013,470	10,915,067
AST Money Market Portfolio	112,303	112,303
AST Neuberger Berman Mid-Cap Growth Portfolio*	654,507	13,037,785
AST Parametric Emerging Markets Equity Portfolio*	2,048,181	18,556,516
AST PIMCO Total Return Bond Portfolio	52,094,177	610,543,749
AST Small-Cap Value Portfolio	1,428,762	16,216,446
AST T. Rowe Price Global Bond Portfolio	1,783,628	20,993,307
AST T. Rowe Price Large-Cap Growth Portfolio	14,817,571	157,658,960
AST T. Rowe Price Natural Resources Portfolio	1,166,674	47,868,616
AST Western Asset Core Plus Bond Portfolio	15,302,287	155,318,212

TOTAL LONG-TERM INVESTMENTS (cost $2,043,385,251)		1,853,844,853

SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $6,198,856)	6,198,856	6,198,856

TOTAL INVESTMENTS — 99.7% (cost $2,049,584,107; Note 6)(w)		1,860,043,709
Other assets in excess of liabilities — 0.3%		4,971,877

NET ASSETS — 100.0%		$1,865,015,586

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	– quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,860,043,709	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,860,043,709	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Core Bonds	41.0%
Large/Mid-Cap Growth	23.0
Large/Mid-Cap Value	17.8
International Growth	5.3
International Value	4.1
Sector	2.6
Global Bonds	1.1
Small-Cap Growth	1.1
Emerging Markets	1.0
Global Real Estate	0.9
Small-Cap Value	0.9
High Yield	0.6

99.4
Short-Term Investment	0.3
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $2,049,584,107)	$1,860,043,709
Cash	4,557,309
Receivable for fund share sold	4,651,031
Dividends receivable	18,710
Prepaid expenses	1,886

Total Assets	1,869,272,645

LIABILITIES:
Payable for investments purchased	4,164,859
Accrued expenses and other liabilities	53,606
Advisory fees payable	38,435
Payable for fund share repurchased	159

Total Liabilities	4,257,059

NET ASSETS	$1,865,015,586

Net assets were comprised of:
Paid-in capital	$1,924,338,718
Retained earnings	(59,323,132)

Net assets, June 30, 2008	$1,865,015,586

Net asset value and redemption price per share, $1,865,015,586 / 173,390,508 outstanding shares of beneficial interest	$10.76

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$35,087,315

EXPENSES
Advisory fees	1,333,885
Custodian and accounting fees	126,000
Insurance expenses	11,000
Transfer agent’s fees and expenses	10,000
Audit fee	9,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Shareholders’ reports	2,000
Miscellaneous	6,288

Total expenses	1,506,173

NET INVESTMENT INCOME	33,581,142

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	26,159,591
Net capital gain distribution received	70,476,533

96,636,124

Net change in unrealized appreciation (depreciation) on investments	(257,929,000)

NET LOSS ON INVESTMENTS	(161,292,876)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(127,711,734)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$33,581,142	$17,638,207
Net realized gain on investment transactions	96,636,124	62,456,010
Net change in unrealized appreciation (depreciation) on investments	(257,929,000)	24,499,808

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(127,711,734)	104,594,025

DISTRIBUTIONS	(80,094,217)	(7,457,826)

FUND SHARE TRANSACTIONS:
Fund share sold [43,378,246 and 67,823,750 shares, respectively]	503,281,299	788,217,692
Fund share issued in reinvestment of distributions [7,281,292 and 624,086 shares, respectively]	80,094,217	7,457,826
Fund share repurchased [11,770,890 and 4,799,349 shares, respectively]	(132,767,977)	(55,836,429)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	450,607,539	739,839,089

TOTAL INCREASE IN NET ASSETS	242,801,588	836,975,288
NET ASSETS:
Beginning of period	1,622,213,998	785,238,710

End of period	$1,865,015,586	$1,622,213,998

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST DeAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 87.8%
COMMON STOCKS
Aerospace — 2.3%
Northrop Grumman Corp.	48,000	$3,211,200
United Technologies Corp.	48,800	3,010,960

		6,222,160

Automotive Parts — 1.2%
Autoliv, Inc.	65,500	3,053,610
Goodyear Tire & Rubber Co. (The)*	7,700	137,291

		3,190,901

Beverages — 1.7%
Pepsi Bottling Group, Inc.	171,800	4,796,656

Biotechnology — 0.1%
Invitrogen Corp.*	7,800	306,228

Broadcasting — 1.2%
CBS Corp. (Class B Stock)(a)	169,400	3,301,606

Building Materials — 0.2%
Owens Corning, Inc.*	27,500	625,625

Chemicals — 2.7%
Ashland, Inc.	30,800	1,484,560
Cytec Industries, Inc.	4,300	234,608
Dow Chemical Co. (The)	134,000	4,677,940
Eastman Chemical Co.	15,800	1,087,988

		7,485,096

Commercial Banks — 4.3%
Regions Financial Corp.(a)	211,700	2,309,647
State Street Corp.	57,800	3,698,622
U.S. Bancorp	209,500	5,842,955

		11,851,224

Commercial Services — 0.6%
United Rentals, Inc.*(a)	90,500	1,774,705

Computer Hardware — 1.8%
Lexmark International, Inc. (Class A Stock)*(a)	66,200	2,213,066
Seagate Technology (Cayman Islands)	132,700	2,538,551
Western Digital Corp.*(a)	4,200	145,026

		4,896,643

Computer Services & Software — 1.0%
Computer Sciences Corp.*	60,100	2,815,084

Conglomerates — 0.3%
Altria Group, Inc.	46,500	956,040

Construction — 0.2%
NVR, Inc.*(a)	1,100	550,088

Consumer Products & Services — 1.3%
Procter & Gamble Co.	59,600	3,624,276

Diversified Financial Services — 1.0%
CIT Group, Inc.(a)	201,900	1,374,939
Discover Financial Services(a)	96,800	1,274,856

		2,649,795

Diversified Manufacturing — 1.1%
Parker Hannifin Corp.(a)	43,900	3,130,948

Electric — 0.6%
Alliant Energy Corp.	7,800	267,228
Ameren Corp.	18,300	772,809
Southern Co. (The)	15,000	523,800

		1,563,837

Electronic Components & Equipment — 2.8%
Arrow Electronics, Inc.*(a)	10,100	310,272
Avnet, Inc.*	28,900	788,392
General Electric Co.	213,500	5,698,315
Tyco Electronics Ltd. (Bermuda)	21,800	780,876

		7,577,855

Entertainment & Leisure — 1.1%
Walt Disney Co. (The)	101,200	3,157,440

Financial – Bank & Trust — 2.4%
Bank of America Corp.	67,400	1,608,838
BB&T Corp.(a)	165,600	3,770,712
Wells Fargo & Co.(a)	48,000	1,140,000

		6,519,550

Financial Services — 6.0%
Bank of New York Mellon Corp. (The)	125,100	4,732,533
Citigroup, Inc.	69,475	1,164,401
JPMorgan Chase & Co.	174,084	5,972,822
Lehman Brothers Holdings, Inc.	115,500	2,288,055
Morgan Stanley	67,100	2,420,297

		16,578,108

Food — 1.3%
Dean Foods Co.*(a)	55,300	1,084,986
Tyson Foods, Inc. (Class A Stock)(a)	174,600	2,608,524

		3,693,510

Hand/Machine Tools — 0.1%
Snap-On, Inc.	4,900	254,849

Healthcare Products
Johnson & Johnson	2,100	135,114

Healthcare Services — 2.8%
Health Management Associates, Inc. (Class A Stock)*(a)	440,300	2,866,353
LifePoint Hospitals, Inc.*(a)	48,400	1,369,720
WellPoint, Inc.*	72,800	3,469,648

		7,705,721

Home Builders — 0.8%
D.R. Horton, Inc.(a)	179,900	1,951,915
Lennar Corp. (Class A Stock)(a)	9,900	122,166

		2,074,081

Insurance — 5.2%
ACE Ltd. (Bermuda)	91,400	5,035,226
Allied World Assurance Holdings Ltd. (Bermuda)	45,200	1,790,824

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Endurance Specialty Holdings Ltd. (Bermuda)	800	$24,632
First American Corp.	26,300	694,320
Hartford Financial Services Group, Inc.	15,000	968,550
MetLife, Inc.(a)	71,300	3,762,501
Reinsurance Group of America, Inc.(a)	29,000	1,262,080
Travelers Cos., Inc. (The)	10,400	451,360
Unum Group	21,800	445,810

		14,435,303

Internet — 0.1%
Symantec Corp.*	12,300	238,005

Iron & Steel — 0.6%
Nucor Corp.	20,900	1,560,603
United States Steel Corp.	500	92,390

		1,652,993

Machinery & Equipment — 0.9%
AGCO Corp.*	47,600	2,494,716

Managed Healthcare — 0.4%
Aetna, Inc.	27,500	1,114,575

Media — 1.8%
Comcast Corp. (Class A Stock)	253,900	4,816,483

Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	6,300	485,667

Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.(a)	19,900	2,332,081

Oil & Gas — 16.9%
Apache Corp.	35,600	4,948,400
Chevron Corp.	119,600	11,855,948
Cimarex Energy Co.(a)	10,400	724,568
ConocoPhillips	95,800	9,042,562
Exxon Mobil Corp.	121,600	10,716,608
Hess Corp.	11,600	1,463,804
Noble Energy, Inc.(a)	3,200	321,792
Occidental Petroleum Corp.	34,800	3,127,128
Oneok, Inc.(a)	15,100	737,333
Sunoco, Inc.	4,400	179,036
Valero Energy Corp.	80,500	3,314,990

		46,432,169

Paper & Forest Products — 0.2%
Domtar Corp. (Canada)*	85,700	467,065

Pharmaceuticals — 6.3%
Eli Lilly & Co.	132,600	6,120,816
Merck & Co., Inc.	67,200	2,532,768
Pfizer, Inc.	491,500	8,586,505

		17,240,089

Pipelines
El Paso Corp.	2,000	43,480

Real Estate Investment Trusts — 2.1%
Annaly Capital Management, Inc.(a)	19,700	305,547
Apartment Investment & Management Co. (Class A Stock)(a)	8,093	275,648
AvalonBay Communities, Inc.	5,400	481,464
Boston Properties, Inc.	10,000	902,200
Equity Residential Properties Trust(a)	23,100	884,037
HCP, Inc.	8,200	260,842
Hospitality Properties Trust	14,400	352,224
Host Hotels & Resorts, Inc.(a)	28,100	383,565
Kimco Realty Corp.(a)	10,000	345,200
ProLogis(a)	2,500	135,875
Public Storage	5,300	428,187
Simon Property Group, Inc.(a)	4,600	413,494
Vornado Realty Trust(a)	7,500	660,000

		5,828,283

Restaurants — 0.3%
McDonald’s Corp.	12,400	697,128

Retail — 1.7%
Macy’s, Inc.	111,500	2,165,330
Sears Holdings Corp.*(a)	34,300	2,526,538

		4,691,868

Telecommunications — 5.0%
AT&T, Inc.	137,800	4,642,482
Embarq Corp.	19,900	940,673
Verizon Communications, Inc.	227,300	8,046,420

		13,629,575

Transportation — 2.1%
Alexander & Baldwin, Inc.	16,100	733,355
CSX Corp.	15,800	992,398
FedEx Corp.	10,800	850,932
Ryder System, Inc.(a)	47,300	3,258,024

		5,834,709

Utilities — 4.3%
American Electric Power Co., Inc.	129,900	5,225,877
Edison International	103,700	5,328,106
FirstEnergy Corp.	14,400	1,185,552
Sempra Energy	2,100	118,545

		11,858,080

TOTAL COMMON STOCKS (cost $267,483,063)		241,729,409

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings† (Unaudited)	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS
Retail
Ames Department Stores, Inc., Sr. Notes Sr. Notes(g)(i) (cost $12,750)
10.00%	04/15/17	NR	$40	$4

TOTAL LONG-TERM INVESTMENTS (cost $267,495,813)				241,729,413

SHORT-TERM INVESTMENTS — 19.9%
U.S. TREASURY OBLIGATION(k)(n) — 0.8%
U.S. Treasury Bill (cost $2,083,756)
1.09%	07/17/08		2,085	2,083,373

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 19.1%
Dryden Core Investment Fund – Taxable Money Market Series (cost $52,633,676; includes $30,909,405 of cash collateral for securities on loan)(b)(w) (Note 4)			52,633,676	52,633,676

TOTAL SHORT-TERM INVESTMENTS (cost $54,717,432)				54,717,049

TOTAL INVESTMENTS — 107.7% (cost $322,213,245; Note 6)				296,446,462
Liabilities in excess of other assets(x) — (7.7)%				(21,199,875)

NET ASSETS — 100.0%				$275,246,587

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $29,163,675; cash collateral of $30,909,405 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Depreciation
Long Positions:
323	S&P 500
	E-Mini	Sept. 08	$21,001,450	$20,688,150	$(313,300)
34	S&P 500	Sept. 08	11,283,375	10,889,350	(394,025)

					$(707,325)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$294,363,085	$(707,325)
Level 2 – Other Significant Observable Inputs	2,083,373	—
Level 3 – Significant Unobservable Inputs	4	—

Total	$296,446,462	$(707,325)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$4
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$4

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (11.2% represents investments purchased with collateral from securities on loan)	19.1%
Oil & Gas	16.9
Pharmaceuticals	6.3
Financial Services	6.0
Insurance	5.2
Telecommunications	5.0
Utilities	4.3
Commercial Banks	4.3
Electronic Components & Equipment	2.8
Healthcare Services	2.8
Chemicals	2.7
Financial – Bank & Trust	2.4
Aerospace	2.3
Transportation	2.1
Real Estate Investment Trusts	2.1
Computer Hardware	1.8
Media	1.8
Beverages	1.7
Retail	1.7
Food	1.3
Consumer Products & Services	1.3
Broadcasting	1.2
Automotive Parts	1.2
Entertainment & Leisure	1.1
Diversified Manufacturing	1.1
Computer Services & Software	1.0
Diversified Financial Services	1.0
Machinery & Equipment	0.9
Mining	0.8
U.S. Treasury Obligations	0.8
Home Builders	0.8
Commercial Services	0.6
Iron & Steel	0.6
Electric	0.6
Managed Healthcare	0.4
Conglomerates	0.3
Restaurants	0.3
Building Materials	0.2
Construction	0.2
Metals & Mining	0.2
Paper & Forest Products	0.2
Biotechnology	0.1
Hand/Machine Tools	0.1
Internet	0.1

107.7
Liabilities in excess of other assets	(7.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $29,163,675:
Unaffiliated investments (cost $269,579,569)	$243,812,786
Affiliated investments (cost $52,633,676)	52,633,676
Cash	9,948,577
Receivable for fund share sold	1,350,540
Dividends and interest receivable	582,645
Due from broker-variation margin	10,000
Prepaid expenses	4,504

Total Assets	308,342,728

LIABILITIES:
Payable to broker for collateral for securities on loan	30,909,405
Payable for fund share repurchased	2,079,965
Advisory fees payable	66,545
Accrued expenses and other liabilities	38,174
Shareholder servicing fees payable	2,052

Total Liabilities	33,096,141

NET ASSETS	$275,246,587

Net assets were comprised of:
Paid-in capital	$322,991,488
Retained earnings	(47,744,901)

Net assets, June 30, 2008	$275,246,587

Net asset value and redemption price per share, $275,246,587 / 30,042,743 outstanding shares of beneficial interest	$9.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income	$3,059,158
Affiliated dividend income	218,993
Affiliated income from securities lending, net	112,147
Unaffiliated interest income	12,428

3,402,726

EXPENSES
Advisory fees	1,036,758
Shareholder servicing fees and expenses	85,380
Custodian and accounting fees	38,000
Loan interest expense (Note 7)	12,625
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	4,986

Total expenses	1,212,749

NET INVESTMENT INCOME	2,189,977

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investment transactions	(21,697,539)
Futures transactions	(1,574,241)

(23,271,780)

Net change in unrealized appreciation (depreciation) on:
Investments	(20,419,335)
Futures	(554,650)

(20,973,985)

NET LOSS ON INVESTMENTS	(44,245,765)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,055,788)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,189,977	$5,596,267
Net realized gain (loss) on investment transactions	(23,271,780)	35,367,483
Net change in unrealized appreciation (depreciation) on investments	(20,973,985)	(37,631,016)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(42,055,788)	3,332,734

DISTRIBUTIONS	(40,963,750)	(26,209,860)

FUND SHARE TRANSACTIONS:
Fund share sold [9,429,042 and 7,426,913 shares, respectively]	101,593,766	103,826,613
Fund share issued in reinvestment of distributions [4,192,810 and 2,096,789 shares, respectively]	40,963,750	26,209,860
Fund share repurchased [8,226,731 and 10,644,694 shares, respectively]	(93,906,367)	(147,007,316)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	48,651,149	(16,970,843)

TOTAL DECREASE IN NET ASSETS	(34,368,389)	(39,847,969)
NET ASSETS:
Beginning of period	309,614,976	349,462,945

End of period	$275,246,587	$309,614,976

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST DeAM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Aerospace & Defense — 1.6%
Esterline Technologies Corp.*	5,400	$266,004
Teledyne Technologies, Inc.*(a)	13,800	673,302

		939,306

Apparel — 0.8%
Steven Madden Ltd.*	5,200	95,576
Wolverine World Wide, Inc.	13,600	362,712

		458,288

Automotive Parts & Equipment — 0.9%
American Axle & Manufacturing Holdings, Inc.(a)	16,600	132,634
Cooper Tire & Rubber Co.	51,400	402,976

		535,610

Biotechnology — 0.2%
Applera Corp. – Celera Group	10,000	113,600

Broadcasting — 0.2%
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	17,700	134,520

Building Materials — 0.4%
Comfort Systems USA, Inc.(a)	16,100	216,384

Chemicals — 1.9%
Minerals Technologies, Inc.(a)	6,600	419,694
NewMarket Corp.	10,300	682,169

		1,101,863

Commercial Services — 2.0%
Bowne & Co., Inc.	17,200	219,300
Healthspring, Inc.*	23,400	394,992
MPS Group, Inc.*	5,100	54,213
PharmaNet Development Group, Inc.*	2,400	37,848
Rent-A-Center, Inc.*(a)	1,500	30,855
Volt Information Sciences, Inc.*(a)	33,300	396,603

		1,133,811

Computer Services & Software — 2.7%
Ciber, Inc.*	2,900	18,009
JDA Software Group, Inc.*(a)	33,400	604,540
Mantech International Corp. (Class A Stock)*(a)	7,100	341,652
SRA International, Inc. (Class A Stock)*(a)	1,500	33,690
Sybase, Inc.*(a)	14,900	438,358
SYNNEX Corp.*	4,200	105,378

		1,541,627

Construction — 1.2%
LSI Industries, Inc.	12,200	99,064
Perini Corp.*(a)	17,000	561,850

		660,914

Consumer Cyclicals Leisure & Entertainment — 0.7%
Callaway Golf Co.(a)	35,000	414,050

Consumer Products & Services — 1.2%
Buckeye Technologies, Inc.*(a)	58,500	494,910
CSS Industries, Inc.	6,400	155,008
Dollar Thrifty Automotive Group, Inc.*(a)	6,700	63,315

		713,233

Containers & Packaging — 0.2%
Aptargroup, Inc.(a)	2,000	83,900

Distribution/Wholesale — 1.2%
Owens & Minor, Inc.	3,100	141,639
United Stationers, Inc.*(a)	15,200	561,640

		703,279

Diversified Manufacturers — 0.4%
Actuant Corp. (Class A Stock)(a)	2,400	75,240
EnPro Industries, Inc.*(a)	4,000	149,360

		224,600

Electric Utilities — 1.5%
Portland General Electric Co.	37,500	844,500

Electronic Components & Equipment — 3.7%
GrafTech International Ltd.*(a)	37,000	992,710
Pericom Semiconductor Corp.*	10,600	157,304
Rogers Corp.*	2,200	82,698
Superior Essex, Inc.*	12,700	566,801
Technitrol, Inc.	18,600	316,014

		2,115,527

Financial Bank & Trust — 9.7%
Anchor Bancorp Wisconsin, Inc.	5,500	38,555
Banco Latinoamericano de Exportaciones SA (Panama)	21,600	349,704
Banner Corp.	3,000	26,580
Citizens Republic Bancorp, Inc.(a)	26,400	74,448
City Bank (WA)(a)	2,100	18,060
City Holding Co.(a)	2,400	97,848
Columbia Banking System, Inc.(a)	1,800	34,794
Community Bank System, Inc.(a)	6,400	131,968
Corus Bankshares, Inc.(a)	68,400	284,544
First Financial Bancorp(a)	4,700	43,240
First Financial Bankshares, Inc.	3,900	178,659
First Merchants Corp.	700	12,705
FirstMerit Corp.(a)	15,400	251,174
Frontier Financial Corp.(a)	8,200	69,864
Green Bankshares, Inc.	12,900	180,858
Hancock Holding Co.(a)	5,500	216,095
IBERIABANK Corp.	2,300	102,281
Nara Bancorp, Inc.	6,800	72,964
National Penn Bancshares, Inc.(a)	3,500	46,480
Old National Bancorp(a)	4,800	68,448
Oriental Financial Group (Puerto Rico)	30,600	436,356
Pacific Capital Bancorp(a)	7,700	106,106
Park National Corp.(a)	400	21,560
Prosperity Bancshares, Inc.(a)	5,400	144,342
Renasant Corp.	5,700	83,961
Sandy Spring Bancorp, Inc.(a)	3,700	61,346

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
Southside Bancshares, Inc.(a)	1,500	$27,660
Sterling Banchares, Inc. (TX)	29,900	271,791
Susquehanna Bancshares, Inc.(a)	4,800	65,712
SVB Financial Group*(a)	22,600	1,087,286
Tompkins Financial Corp.(a)	1,200	44,640
Trustmark Corp.	900	15,885
UMB Financial Corp.(a)	7,200	369,144
United Bancshares, Inc.(a)	16,400	376,380
WesBanco, Inc.	1,900	32,585
WSFS Financial Corp.	3,200	142,720

		5,586,743

Financial Services — 3.8%
Apollo Investment Corp.	23,984	343,693
BancFirst Corp.	2,900	124,120
Calamos Asset Management, Inc. (Class A Stock)(a)	2,000	34,060
Deluxe Corp.(a)	16,000	285,120
Knight Capital Group, Inc. (Class A Stock)*(a)	38,000	683,240
Max Capital Group Ltd. (Bermuda)(a)	12,900	275,157
NBT Bancorp, Inc.(a)	2,700	55,647
Ocwen Financial Corp.*(a)	6,200	28,830
Prospect Capital Corp.	26,299	346,621

		2,176,488

Food — 3.0%
Cal-Maine Foods, Inc.(a)	21,800	719,182
Fresh Del Monte Produce, Inc. (Cayman Islands)*	23,600	556,252
Imperial Sugar Co.(a)	22,100	343,213
Nash-Finch Co.(a)	2,300	78,821

		1,697,468

Healthcare Products
Merit Medical Systems, Inc.*	1,300	19,110

Healthcare Services — 3.0%
Apria Healthcare Group, Inc.*(a)	50,100	971,439
Centene Corp.*(a)	32,800	550,712
Kindred Healthcare, Inc.*	5,900	169,684

		1,691,835

Home Furnishings — 0.4%
Hooker Furniture Corp.	14,200	245,944

Industrial Products — 0.1%
Tredegar Corp.	4,300	63,210

Insurance — 5.9%
American Physicians Capital, Inc.	200	9,688
Aspen Insurance Holdings Ltd. (Bermuda)	24,700	584,649
CNA Surety Corp.*	1,700	21,488
Harleysville Group, Inc.	1,800	60,894
IPC Holdings Ltd. (Bermuda)(a)	21,300	565,515
Meadowbrook Insurance Group, Inc.	4,500	23,850
Navigators Group, Inc.*(a)	14,700	794,535
Platinum Underwriters Holdings Ltd. (Bermuda)(a)	23,000	750,030
SeaBright Insurance Holdings, Inc.*	13,600	196,928
Selective Insurance Group, Inc.(a)	6,500	121,940
United Fire & Casualty Co.	1,000	26,930
Validus Holdings Ltd. (Bermuda)	9,800	208,250

		3,364,697

Internet Services — 1.5%
Avocent Corp.*(a)	9,100	169,260
CMGI, Inc.*	9,700	102,820
EarthLink, Inc.*(a)	28,800	249,120
InfoSpace, Inc.	7,000	58,310
S1 Corp.*	8,900	67,373
Secure Computing Corp.*	9,400	38,916
United Online, Inc.(a)	16,700	167,501

		853,300

Investment Companies — 0.1%
Hercules Technology Growth Capital, Inc.	6,309	56,337

Machinery & Equipment — 0.7%
Applied Industrial Technologies, Inc.(a)	6,200	149,854
Columbus McKinnon Corp.*	6,900	166,152
Robbins & Myers, Inc.(a)	1,800	89,766

		405,772

Media — 1.7%
DG FastChannel, Inc.*(a)	12,800	220,800
Scholastic Corp.*(a)	27,000	773,820

		994,620

Metals & Mining — 0.4%
Mueller Industries, Inc.	6,900	222,180
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	200	22,920

		245,100

Oil & Gas — 11.2%
Clayton Williams Energy, Inc.*	8,000	879,600
Comstock Resources, Inc.*(a)	19,800	1,671,714
Laclede Group, Inc. (The)(a)	1,700	68,629
Mariner Energy, Inc.*(a)	17,000	628,490
McMoRan Exploration Co.*(a)	25,500	701,760
Pioneer Drilling Co.*(a)	43,300	814,473
Swift Energy Co.*(a)	18,500	1,222,110
Trico Marine Services, Inc.*(a)	1,000	36,420
WGL Holdings, Inc.(a)	11,800	409,932

		6,433,128

Paper & Forest Products — 1.9%
Glatfelter	12,600	170,226
Rock-Tenn Co. (Class A Stock)(a)	29,100	872,709
Schweit-Maudit International, Inc.(a)	3,500	58,975

		1,101,910

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Pharmaceuticals — 1.7%
Isis Pharmaceuticals, Inc.*(a)	35,000	$477,050
Perrigo Co.(a)	16,100	511,497

		988,547

Real Estate Investment Trusts — 7.1%
Alexandria Real Estate Equities, Inc.(a)	600	58,404
American Campus Communities, Inc.(a)	2,900	80,736
Anthracite Capital, Inc.(a)	21,300	149,952
Ashford Hospitality Trust(a)	27,300	126,126
Biomed Realty Trust, Inc.	9,000	220,770
Corporate Office Properties Trust	5,300	181,949
DiamondRock Hospitality Co.	11,500	125,235
Education Realty Trust, Inc.(a)	16,200	188,730
Equity One, Inc.	9,600	197,280
Extra Space Storage, Inc.	7,400	113,664
First Industrial Realty Trust, Inc.(a)	4,400	120,868
Gramercy Capital Corp.	3,400	39,406
HealthCare Realty Trust, Inc.(a)	10,300	244,831
Home Properties, Inc.	1,400	67,284
Inland Real Estate Corp.(a)	10,300	148,526
LaSalle Hotel Properties(a)	9,100	228,683
Lexington Corp. Properties Trust(a)	15,700	213,991
Maguire Properties, Inc.(a)	2,800	34,076
Medical Properties Trust, Inc.	4,800	48,576
MFA Mortgage Investments, Inc.	17,300	112,796
National Retail Properties(a)	9,100	190,190
Parkway Properties, Inc.(a)	1,700	57,341
Pennsylvania Real Estate Investment Trust(a)	9,200	212,888
Potlatch Corp.	5,400	243,648
Realty Income Corp.(a)	9,800	223,048
Senior Housing Properties Trust(a) .	9,600	187,488
Sovran Self Storage, Inc.	6,200	257,672

		4,074,158

Real Estate Investment Trusts – Hotels — 0.7%
Strategic Hotels & Resorts, Inc.	19,500	182,715
Sunstone Hotel Investors, Inc.	13,000	215,800

		398,515

Real Estate Investment Trusts – Other REITs — 0.8%
DCT Industrial Trust, Inc.	19,200	158,976
Entertainment Properties Trust	4,500	222,480
U-Store-It Trust	7,800	93,210
		474,666
Restaurants — 1.0%
Bob Evans Farms, Inc.	13,800	394,680
Jack in the Box, Inc.*(a)	8,500	190,485

		585,165

Retail & Merchandising — 3.9%
CEC Entertainment, Inc.*(a)	15,600	436,956
Libbey, Inc.	9,800	72,912
Movado Group, Inc.(a)	5,100	100,980
Perry Ellis International, Inc.*(a)	19,850	421,217
Stage Stores, Inc.	42,100	491,307
Talbots, Inc.(a)	59,800	693,082

		2,216,454

Savings & Loan — 0.5%
Dime Community Banshares, Inc.(a)	1,300	21,463
Flushing Financial Corp.	10,100	191,395
Northwest Bancorp, Inc.	2,800	61,096

		273,954

Semiconductors — 3.8%
Emulex Corp.*(a)	47,400	552,210
Skyworks Solutions, Inc.*(a)	78,800	777,756
Standard Microsystems Corp.*(a)	10,500	285,075
TriQuint Semiconductor, Inc.*(a)	42,000	254,520
Zoran Corp.*	24,800	290,160

		2,159,721

Services Telephone — 0.5%
Alaska Communications Systems Group, Inc.	26,200	312,828

Software — 1.2%
CSG Systems International, Inc.*	61,100	673,322

Telecommunications — 1.6%
Adtran, Inc.	5,600	133,504
Anaren, Inc.*	13,200	139,524
Atlantic Tele-Network, Inc.	8,100	222,831
Cincinnati Bell, Inc.*	28,200	112,236
Syniverse Holdings, Inc.*	9,700	157,140
Tekelec*(a)	2,600	38,246
USA Mobility, Inc.*	16,400	123,820

		927,301

Textiles — 0.4%
UniFirst Corp.	5,000	223,300

Transportation — 3.5%
Arkansas Best Corp.(a)	16,700	611,888
Atlas Air Worldwide Holdings, Inc.*(a)	900	44,514
Gulfmark Offshore, Inc.*(a)	6,100	354,898
Pacer International, Inc.	25,600	550,656
TBS International Ltd. (Class A Stock) (Bermuda)*(a)	11,700	467,415

		2,029,371

Utilities — 3.8%
Allete, Inc.	300	12,600
Black Hills Corp.(a)	6,200	198,772
Cleco Corp.	11,300	263,629
EMCOR Group, Inc.*(a)	35,800	1,021,374
New Jersey Resources Corp.(a)	9,800	319,970
Southwest Gas Corp.(a)	11,700	347,841

		2,164,186

Utilities – Electrical Utilities — 1.0%
Westar Energy, Inc.(a)	26,200	563,562

TOTAL LONG-TERM INVESTMENTS
(cost $60,013,694)		54,935,724

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SHORT-TERM INVESTMENTS — 48.1%
U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Bills(k)(n) (cost $644,687)
1.09%	07/17/08	$645	$644,495

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 47.0%
Dryden Core Investment Fund – Taxable Money Market Series (cost $27,006,189; includes $27,006,189 of cash collateral for securities on loan)(b)(w) (Note 4)		27,006,189	27,006,189

TOTAL SHORT-TERM INVESTMENTS
(cost $27,650,876)			27,650,684

TOTAL INVESTMENTS — 143.8%
(cost $87,664,570; Note 6)			82,586,408
Liabilities in excess of other assets(x) — (43.8)%			(25,150,072)

NET ASSETS — 100.0%			$57,436,336

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,816,029; cash collateral of $27,006,189 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Depreciation
Long Positions:
3	Russell 2000	Sept. 08	$1,100,900	$1,037,550	$(63,350)
22	Russell Mini	Sept. 08	1,525,550	1,521,740	(3,810)

					$(67,160)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$81,941,913	$(67,160)
Level 2 – Other Significant Observable Inputs	644,495	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$82,586,408	$(67,160)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (47.0% represents investments purchased with collateral from securities on loan)	47.0%
Oil & Gas	11.2
Financial – Bank & Trust	9.7
Real Estate Investment Trusts	7.5
Insurance	5.9
Retail & Merchandising	3.9
Financial Services	3.8
Utilities	3.8
Semiconductors	3.8
Electronic Components & Equipment	3.7
Transportation	3.5
Food	3.0
Computer Services & Software	2.7
Commercial Services	2.0
Paper & Forest Products	1.9
Chemicals	1.9
Media	1.7

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Pharmaceuticals	1.7%
Healthcare Providers & Services	1.7
Aerospace & Defense	1.6
Telecommunications	1.6
Internet Services	1.5
Electric Utilities	1.5
Healthcare Services	1.3
Consumer Products & Services	1.2
Distribution/Wholesale	1.2
Software	1.2
Construction	1.2
U.S. Treasury Obligations	1.1
Restaurants	1.0
Utilities – Electrical Utilities	1.0
Automotive Parts & Equipment	0.9
Apparel	0.8
Consumer Cyclicals – Leisure & Entertainment	0.7
Machinery & Equipment	0.7
Real Estate Investment Trusts – Hotels	0.7
Services – Telephone	0.5
Savings & Loan	0.5
Real Estate Investment Trusts – Other REITs	0.4
Home Furnishings	0.4
Metals & Mining	0.4
Diversified Manufacturers	0.4
Textiles	0.4
Building Materials	0.4
Broadcasting	0.2
Biotechnology	0.2
Containers & Packaging	0.2
Industrial Products	0.1
Investment Companies	0.1

143.8
Liabilities in excess of other assets	(43.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $25,816,029:
Unaffiliated investments (cost $60,658,381)	$55,580,219
Affiliated investments (cost $27,006,189)	27,006,189
Receivable for investments sold	2,167,364
Dividends and interest receivable	179,186
Prepaid expenses	836
Receivable for fund share sold	630

Total Assets	84,934,424

LIABILITIES:
Payable to broker for collateral for securities on loan	27,006,189
Payable to custodian	299,160
Payable for fund share repurchased	129,581
Accrued expenses and other liabilities	26,605
Advisory fees payable	24,943
Due to broker-variation margin	11,160
Shareholder servicing fees payable	450

Total Liabilities	27,498,088

NET ASSETS	$57,436,336

Net assets were comprised of:
Paid-in capital	$74,013,727
Retained earnings	(16,577,391)

Net assets, June 30, 2008	$57,436,336

Net asset value and redemption price per share, $57,436,336 / 6,897,909 outstanding shares of beneficial interest	$8.33

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $396 foreign withholding tax)	$711,609
Affiliated income from securities lending, net	177,031
Affiliated dividend income	70,084
Unaffiliated interest income	7,462

966,186

EXPENSES
Advisory fees	308,760
Custodian and accounting fees	33,000
Shareholder servicing fees and expenses	22,751
Transfer agent’s fees and expenses	9,000
Audit fee	6,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Shareholders’ reports	2,000
Insurance expenses	1,000
Loan interest expense (Note 7)	861
Miscellaneous	4,590

Total expenses	395,962
Less: advisory fee waiver	(24,587)

Net expenses	371,375

NET INVESTMENT INCOME	594,811

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investment transactions	(7,479,445)
Futures transactions	(473,825)

(7,953,270)

Net change in unrealized appreciation (depreciation) on:
Investments	2,265,145
Futures	55,160

2,320,305

NET LOSS ON INVESTMENTS	(5,632,965)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,038,154)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$594,811	$1,372,926
Net realized loss on investment transactions	(7,953,270)	(4,124,935)
Net change in unrealized appreciation (depreciation) on investments	2,320,305	(16,818,150)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(5,038,154)	(19,570,159)

DISTRIBUTIONS	(1,372,926)	(13,621,719)

FUND SHARE TRANSACTIONS:
Fund share sold [971,487 and 1,967,055 shares, respectively]	8,490,341	25,608,086
Fund share issued in reinvestment of distributions [155,661 and 1,513,524 shares, respectively]	1,372,926	13,621,719
Fund share repurchased [2,769,393 and 3,909,059 shares, respectively]	(23,734,940)	(48,895,905)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(13,871,673)	(9,666,100)

TOTAL DECREASE IN NET ASSETS	(20,282,753)	(42,857,978)
NET ASSETS:
Beginning of period	77,719,089	120,577,067

End of period	$57,436,336	$77,719,089

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 101.6%
COMMON STOCKS — 100.7%
Advertising — 0.6%
Focus Media Holding Ltd., ADR (China)*(a)	24,300	$673,596
Greenfield Online, Inc.*	51,600	769,872
National CineMedia, Inc.	84,800	903,968
VisionChina Media Inc., ADR (China)*(a)	38,600	612,582

		2,960,018

Aerospace — 1.4%
Ducommun, Inc.*	55,100	1,265,096
Innovative Solutions and Support, Inc.*(a)	450,500	2,905,725
Teledyne Technologies, Inc.*(a)	39,371	1,920,911
TransDigm Group, Inc.*(a)	22,785	765,348
Triumph Group, Inc.	5,987	281,988

		7,139,068

Agriculture — 0.4%
Andersons, Inc. (The)	46,841	1,906,897

Airlines — 1.0%
AMR Corp.*(a)	157,400	805,888
Continental Airlines, Inc. (Class B Stock)*(a)	43,900	443,829
Delta Air Lines, Inc.*(a)	134,100	764,370
JetBlue Airways Corp.*(a)	595,100	2,219,723
Northwest Airlines Corp.*	64,100	426,906
UAL Corp.(a)	62,200	324,684

		4,985,400

Apparel & Textile — 0.4%
Maidenform Brands, Inc.*(a)	46,533	628,195
Skechers USA, Inc. (Class A Stock)*	68,680	1,357,117

		1,985,312

Automobile Manufacturers — 1.0%
Copart, Inc.*(a)	36,500	1,562,930
Piaggio & Co., SpA, 144A (Italy)	1,755,600	3,436,754

		4,999,684

Automotive Parts — 2.2%
CLARCOR, Inc.(a)	150,862	5,295,256
Fuel Systems Solutions, Inc.*	40,019	1,540,732
O’Reilly Automotive, Inc.*(a)	204,000	4,559,400

		11,395,388

Beverages — 0.4%
Boston Beer Co., Inc. (Class A Stock)*	38,260	1,556,417
Green Mountain Coffee Roasters, Inc.*(a)	14,553	546,756

		2,103,173

Biotechnology — 1.8%
American Oriental Bioengineering, Inc. (China)*(a)	205,000	2,023,350
BELLUS Health, Inc. (Canada)*(a)	132,600	179,010
Martek Biosciences Corp.*(a)	45,349	1,528,715
OSI Pharmaceuticals, Inc.*(a)	110,600	4,569,992
Piramal Life Sciences Ltd. (India)*	3,960	23,861
Qiagen NV (Netherlands)*	49,500	1,002,159

		9,327,087

Building Materials — 2.0%
Apogee Enterprises, Inc.	82,943	1,340,359
Cemex SA de CV, ADR (Mexico)*(a)	104,214	2,574,086
Eagle Materials, Inc.(a)	188,500	4,774,705
Simpson Manufacturing Co., Inc.	64,400	1,528,856

		10,218,006

Business Services — 4.1%
Arbitron, Inc.	21,587	1,025,383
ChinaCast Education Corp. (China)*(a)	255,200	1,069,288
CoStar Group, Inc.*(a)	89,274	3,968,229
Ctrip.com International Ltd., ADR (China)	45,600	2,087,568
Exponent, Inc.*	46,788	1,469,611
Forrester Research, Inc.*	3,229	99,712
Kenexa Corp.*	238,164	4,487,010
Media & Entertainment Holdings, Inc.*	102,800	812,634
Navigant Consulting, Inc.*	108,615	2,124,509
Onvia, Inc.*(a)	190,898	988,852
TeleTech Holdings, Inc.*(a)	36,996	738,440
Watson Wyatt Worldwide, Inc. (Class A Stock)	36,979	1,955,819

		20,827,055

Cable Television — 1.7%
Central European Media
Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	90,551	8,197,582
Lodgenet Interactive Corp.*(a)	88,848	436,244

		8,633,826

Chemicals — 1.2%
Compass Minerals International, Inc.(a)	24,333	1,960,266
Hercules, Inc.	64,032	1,084,062
Intrepid Potash, Inc.*	15,400	1,013,012
Jubilant Organosys Ltd. (India)	42,400	310,572
Minerals Technologies, Inc.	27,961	1,778,040

		6,145,952

Clothing & Apparel — 1.3%
Belle International Holdings Ltd. (China)	153,600	138,289
Celebrate Express, Inc.*(a)	41,966	158,212
Cintas Corp.	39,300	1,041,843
Deckers Outdoor Corp.*(a)	14,244	1,982,765
Gymboree Corp.*(a)	49,310	1,975,851
True Religion Apparel, Inc.*(a)	48,328	1,287,941

		6,584,901

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Commercial Services — 0.9%
Allen-Vanguard Corp., 144A (Canada)*	39,600	$99,029
DynCorp International, Inc. (Class A Stock)*	31,006	469,741
Iron Mountain, Inc.*	39,041	1,036,539
Macquarie Infrastructure Co. LLC(a)	35,300	892,737
Overstock.com, Inc.*(a)	12,816	332,575
SEB – Sistema Educacional Brasileiro SA (Brazil)	33,400	540,659
SM&A*	74,400	354,888
TNS, Inc.*	26,538	635,850

		4,362,018

Commercial Services & Supplies Tetra Tech, Inc.*	44	995

Communication Equipment — 0.1%
Soundbite Communications, Inc.*	100,300	347,038

Computer Hardware — 0.6%
Commvault Systems, Inc.*	188,900	3,143,296

Computer Services & Software — 7.7%
Advent Software, Inc.*(a)	4,975	179,498
American Reprographics Co.*	8,097	134,815
ATA, Inc., ADR (China)*	6,920	90,029
Ceragon Networks Ltd. (Israel)*	79,200	613,008
Compellent Technologies, Inc.*(a)	93,400	1,059,156
Compugroup Holding AG
(Germany)*	116,600	1,652,234
Factset Research Systems, Inc.	44,700	2,519,292
Fundtech Ltd. (Israel)*(a)	136,970	1,970,998
Guidance Software, Inc.*(a)	152,143	1,452,966
Hurco Cos., Inc.*(a)	8,106	250,394
iGATE Corp.*	7,041	57,243
IHS, Inc. (Class A Stock)*	36,225	2,521,260
Magma Design Automation, Inc.*	106,537	646,680
Manhattan Associates, Inc.*	29,392	697,472
Monotype Imaging Holdings, Inc.*(a)	306,380	3,731,709
MSCI, Inc. (Class A Stock)*	29,900	1,085,071
MTS Systems Corp.	6,916	248,146
Ness Technologies, Inc. (Israel)*	62,584	633,350
Netezza Corp.*	44,307	508,644
Omniture, Inc.*(a)	186,600	3,465,162
Progress Software Corp.*	19,202	490,995
PROS Holdings, Inc.*	82,100	921,983
Radiant Systems, Inc.*	26,723	286,738
SI International, Inc.*	30,411	636,806
SkillSoft PLC, ADR (Ireland)*	57,770	522,241
Solera Holdings, Inc.*	276,778	7,655,680
Sykes Enterprises, Inc.*	95,028	1,792,228
Syntel, Inc.	19,545	659,058
Telecity Group PLC
(United Kingdom)	66,700	354,391
Virtusa Corp.*(a)	76,200	771,906
Websense, Inc.*(a)	110,649	1,863,329

		39,472,482

Construction — 1.0%
Meritage Homes Corp.*(a)	235,370	3,570,563
Perini Corp.*(a)	53,962	1,783,444

		5,354,007

Consumer Products & Services — 2.1%
Chattem, Inc.*(a)	11,187	727,714
Fossil, Inc.*(a)	66,046	1,919,957
Hypermarcas SA (Brazil)*	192,700	2,350,000
Nu Skin Enterprises, Inc. (Class A Stock)	82,491	1,230,766
Tupperware Brands Corp.(a)	59,054	2,020,828
Vanceinfo Technologies, Inc., ADR (China)*	181,200	1,525,704
Wolverine World Wide, Inc.	36,142	963,907

		10,738,876

Containers & Packaging — 0.5%
Greif, Inc. (Class A Stock)	31,915	2,043,517
Silgan Holdings, Inc.	5,878	298,250

		2,341,767

Cosmetics & Toiletries — 0.5%
Bare Escentuals, Inc.*(a)	75,700	1,417,861
Inter Parfums, Inc.	68,178	1,022,670

		2,440,531

Distribution/Wholesale — 0.1%
Houston Wire & Cable Co.(a)	34,358	683,724

Diversified Operations — 0.2%
MAX India Ltd. (India)*	91,172	329,300
RHJ International SA (Belgium)*	61,575	767,815

		1,097,115

Education — 0.5%
ChinaEdu Corp., ADR (China)*	15,000	71,250
Corinthian Colleges, Inc.*	5,843	67,837
New Oriental Education & Technology Group, Inc., ADR (China)*	17,500	1,022,350
Strayer Education, Inc.(a)	5,803	1,213,233

		2,374,670

Electric — 0.4%
ITC Holdings Corp.	41,800	2,136,398

Electronic Components & Equipment — 4.0%
Analogic Corp.	6,288	396,584
Axsys Technologies, Inc.*	25,066	1,304,435
Badger Meter, Inc.(a)	38,613	1,951,115
Cogent, Inc.*	117,803	1,339,420
EnergySolutions, Inc.	53,200	1,189,020
Flir Systems, Inc.*(a)	41,015	1,663,979
GrafTech International Ltd.*(a)	80,751	2,166,549
LaBarge, Inc.*	14,955	194,415
NVE Corp.*(a)	13,203	418,007
Plexus Corp.*	29,890	827,355
Powell Industries, Inc.*	26,554	1,338,587
Rural Electrification Corp. Ltd. (India)*	731,767	1,423,565
Spire Corp.*	196,056	2,446,779

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Electronic Components & Equipment (cont’d.)
Superior Essex, Inc.*	21,584	$963,294
TTM Technologies, Inc.*	29,507	389,787
Vicor Corp.	64,709	645,796
Woodward Governor Co.	50,495	1,800,652

		20,459,339

Energy — 0.3%
Energy Conversion Devices, Inc.*	12,435	915,713
PNOC Energy Development Corp. (Philippines)	7,010,600	812,009

		1,727,722

Energy – Oil Services — 0.4%
Oil States International, Inc.*(a)	34,071	2,161,464

Entertainment & Leisure — 1.3%
Aicon SpA (Italy)*	176,200	168,172
Bally Technologies, Inc.*(a)	48,729	1,647,040
Life Time Fitness, Inc.*(a)	48,500	1,433,175
NetFlix, Inc.*(a)	67,932	1,770,987
Orchard Enterprises, Inc.*(a)	70,300	437,971
Polaris Industries, Inc.(a)	25,383	1,024,966

		6,482,311

Environmental Services — 0.3%
Dawson Geophysical Co.*	28,015	1,665,772

Equipment Services — 0.2%
AZZ, Inc.*	20,417	814,638

Exchange Traded Fund — 0.2%
UltraShort Oil & Gas ProShares Fund	37,600	1,009,184

Financial – Bank & Trust — 0.5%
ICICI Bank Ltd., ADR (India)*(a)	33,200	954,832
Investors Bancorp, Inc.*	4,631	60,481
Penson Worldwide, Inc.*	39,573	472,898
Redecard SA (Brazil)	31,200	576,473
Redecard SA, GDR (Brazil), 144A* .	17,900	666,705

		2,731,389

Financial Services — 1.7%
Affiliated Managers Group, Inc.*(a) .	27,100	2,440,626
Capital One Financial Corp.	13,500	513,135
FCStone Group, Inc.*(a)	58,807	1,642,479
GlobalOptions Group, Inc.*	112,700	265,972
Hambrecht Asia Acquisition Corp. (Hong Kong)*	30,100	239,295
Interactive Brokers Group, Inc.*(a)	65,378	2,100,595
World Acceptance Corp.*(a)	47,480	1,598,652

		8,800,754

Food — 0.9%
Flowers Foods, Inc.	23,004	651,934
Lance, Inc.	159,278	2,989,648
Nash Finch Co.(a)	26,475	907,298

		4,548,880

Furniture
Poltrona Frau SpA (Italy)	30,600	54,244

Health Care – Medical Providers — 0.4%
Psychiatric Solutions, Inc.*(a)	53,481	2,023,721

Healthcare – Medical Products — 0.2%
PAREXEL International Corp.*	34,747	914,194

Healthcare Services — 1.2%
Almost Family, Inc.*	1,130	30,058
Amedisys, Inc.*(a)	39,453	1,989,220
athenahealth, Inc.*(a)	46,814	1,439,999
Centene Corp.*(a)	82,649	1,387,677
Healthsouth Corp.*(a)	49,694	826,411
Protalix BioTherapeutics, Inc. (Israel)*(a)	96,100	260,431
Seattle Genetics, Inc.*(a)	37,800	319,788

		6,253,584

Hotels & Motels — 0.2%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	16,433	713,850
Universal Travel Group (China)*(a)	64,300	90,020

		803,870

Industrial Products — 2.4%
Barnes Group, Inc.	31,342	723,687
Entropic Communications, Inc.*(a)	340,700	1,618,325
Renesola Ltd. (China)*	157,200	1,382,811
Renesola Ltd., ADR (China)*(a)	139,400	2,411,620
Roper Industries, Inc.	11,214	738,778
Trinity Industries, Inc.(a)	155,323	5,388,155

		12,263,376

Insurance — 1.5%
Alleghany Corp.*(a)	5,886	1,954,446
Darwin Professional Underwriters, Inc.*	3,782	116,486
Life Partners Holdings, Inc.	1	15
Philadelphia Consolidated Holding Corp.*(a)	51,358	1,744,631
Willis Group Holdings Ltd.
(United Kingdom)	114,400	3,588,728

		7,404,306

Internet Services — 3.7%
Access Integrated Technologies, Inc. (Class A Stock)*(a)	279,107	588,916
Bidz.com, Inc.*(a)	36,600	318,786
eBay, Inc.*	32,000	874,560
eResearchTechnology, Inc.*	90,197	1,573,036
Global Sources Ltd. (Bermuda)(a)* .	36,040	547,087
Gmarket, Inc., ADR (Korea)*	58,700	1,203,350
Intellon Corp.*	94,000	310,200
Ipass, Inc.*(a)	830,700	1,719,549
Jupitermedia Corp.*	575,916	806,282
MercadoLibre, Inc. (Argentina)*(a)	11,800	406,982
Monster Worldwide, Inc.*(a)	26,376	543,609
NaviSite, Inc.*	325,100	1,235,380
NIC, Inc.	76,200	520,446

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Internet Services (cont’d.)
Online Resources Corp.*	73,740	$615,729
Online Resources Corp., 144A	61,000	509,350
PC-Tel, Inc.	11,599	111,234
Perfect World Co. Ltd., ADR (China)*(a)	42,300	1,057,077
Priceline.com, Inc.*(a)	15,176	1,752,221
RADWARE Ltd. (Israel)*	178,657	1,573,968
RealNetworks, Inc.*	51,831	342,085
S1 Corp.*	100,178	758,348
ValueClick, Inc.*(a)	108,423	1,642,609

		19,010,804

Machinery & Equipment — 1.0%
Astec Industries, Inc.*	7,216	231,922
CIRCOR International, Inc.(a)	37,121	1,818,558
Cognex Corp.	15,668	361,147
Gorman-Rupp Co. (The)	5,147	205,057
Manitowoc Co., Inc. (The)	26,381	858,174
Nordson Corp.(a)	15,253	1,111,791
Wabtec Corp.	10,259	498,793

		5,085,442

Manufacturing — 0.9%
Hexel Corp.*	46,600	899,380
Koppers Holdings, Inc.(a)	44,782	1,875,022
Lindsay Corp.(a)	21,220	1,803,064

		4,577,466

Media — 0.4%
Dolan Media Co.*	67,800	1,233,960
TVN SA (Poland)	92,504	759,635

		1,993,595

Medical Supplies & Equipment — 2.6%
Arena Pharmaceuticals, Inc.*(a)	193,100	1,002,189
CardioNet, Inc.*	16,700	444,721
Conceptus, Inc.*	505	9,337
CONMED Corp.*(a)	2,221	58,968
Cryocath Technologies, Inc. (Canada)*	40,200	164,395
Endologix, Inc.*(a)	93,100	215,061
Illumina, Inc.*(a)	33,200	2,892,052
Incyte Corp.*(a)	223,897	1,703,856
Insulet Corp.*	29,960	471,271
Masimo Corp.*	21,310	731,998
Natus Medical, Inc.*	83,500	1,748,490
Orthofix International NV (Netherlands)*(a)	93,400	2,703,930
Thermage, Inc.*	10,500	30,030
ThermoGenesis Corp.*(a)	210,052	294,073
Vnus Medical Technologies, Inc.*	43,078	861,991
Zoll Medical Corp.*	4,228	142,357

		13,474,719

Metals & Mining — 0.9%
Kaiser Aluminum Corp.(a)	29,528	1,580,634
Sun Hydraulics Corp.	36,021	1,162,397
Valmont Industries, Inc.	19,189	2,001,221

		4,744,252

Oil & Gas — 1.2%
China Sunergy Co. Ltd., ADR (China)*	234,200	1,936,834
Complete Production Services, Inc.*(a)	53,880	1,962,310
Gulf Island Fabrication, Inc.	36,980	1,809,431
Natural Gas Services Group, Inc.*	14,711	448,391

		6,156,966

Paper & Forest Products — 0.1%
Nine Dragons Paper Holdings Ltd. (Hong Kong)	572,000	446,024

Personnel Services — 0.2%
SuccessFactors, Inc.*(a)	112,000	1,226,400

Pharmaceuticals — 8.2%
Adaltis, Inc. (Canada)*	224,200	56,066
Alkermes, Inc.*	81,100	1,002,396
Allergan, Inc.	54,900	2,857,545
Alnylam Pharmaceuticals, Inc.*(a)	71,900	1,921,887
Auxilium Pharmaceuticals, Inc.*(a)	155,200	5,217,824
Avalon Pharmaceuticals, Inc.*	30,000	35,700
BioMarin Pharmaceutical, Inc.*	22,300	646,254
Cubist Pharmaceuticals, Inc.*(a)	51,100	912,646
Dishman Pharmaceuticals & Chemicals Ltd. (India)	50,400	347,792
Dyax Corp.*	246,900	765,390
Dynavax Technologies Corp.*(a)	309,788	452,291
Endo Pharmaceuticals Holdings, Inc.*	40,300	974,857
Glenmark Pharmaceuticals Ltd. (India)	165,100	2,443,211
Isis Pharmaceuticals, Inc.*(a)	165,474	2,255,411
Martrixx Initatives, Inc.*	12,505	208,333
Medicines Co. (The)*	30,100	596,582
Medicis Pharmaceutical Corp. (Class A Stock)	8,229	170,999
Momenta Pharmaceuticals, Inc.*(a)	77,400	952,020
Mylan, Inc.*(a)	88,200	1,064,574
Neurocrine Biosciences, Inc.*(a)	173,300	726,127
Newron Pharmaceuticals SpA, 144A (Italy)*	3,400	96,354
Nicholas Healthcare Ltd. (India)	84,300	597,594
Pain Therapeutics, Inc.*(a)	10,662	84,230
Penwest Pharmaceuticals Co.*(a)	267,354	721,856
Perrigo Co.(a)	63,086	2,004,242
PetMed Express, Inc.*(a)	71,624	877,394
Pharmacopeia, Inc.*	130,600	500,198
Progenics Pharmaceuticals, Inc.*(a)	172,400	2,735,988
Regeneron Pharmaceuticals, Inc.*(a)	48,998	707,531
Rigel Pharmaceuticals, Inc.*(a)	35,500	804,430
Sciele Pharma, Inc.*	27,998	541,761
Spectrum Pharmaceuticals, Inc.*(a)	310,256	431,256

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Vical, Inc.*	172,700	$581,999
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	404,400	6,854,580
WuXi PharmaTech Cayman, Inc., ADR (China)*(a)	40,933	830,940

		41,978,258

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*(a)	33,878	1,669,169

Railroads — 1.0%
Kansas City Southern*(a)	111,768	4,916,674

Real Estate — 0.8%
Brasil Brokers Participacoes SA (Brazil)	2,400	2,120,252
China Housing & Land Development, Inc. (China)*(a)	137,500	548,625
Xinyuan Real Estate Co. Ltd., ADR (China)*(a)	251,900	1,529,033

		4,197,910

Real Estate Investment Trusts — 0.8%
Annaly Mortgage Management, Inc.(a)	249,000	3,861,990
Chimera Investment Corp.(a)	45,400	409,054

		4,271,044

Restaurants — 2.4%
Buffalo Wild Wings, Inc.*(a)	99,200	2,463,136
CBRL Group, Inc.	49,670	1,217,412
CEC Entertainment, Inc.*	60,791	1,702,756
Cheesecake Factory, Inc. (The)*(a)	18,200	289,562
Chipotle Mexican Grill, Inc. (Class A Stock)*(a)	34,000	2,809,080
Karcher (Carl) Enterprises, Inc.	8,403	104,785
Morton’s Restaurant Group, Inc.*	17,100	117,648
Panera Bread Co. (Class A Stock)*(a)	40,125	1,856,182
Texas Roadhouse, Inc. (Class A Stock)*(a)	183,346	1,644,614

		12,205,175

Retail & Merchandising — 3.5%
Aeropostale, Inc.*(a)	2,969	93,019
B2W Companhia Global Do Varejo, GDR (Brazil), 144A*	16,600	1,214,237
Buckle, Inc. (The)	39,285	1,796,503
Children’s Place Retail Stores, Inc. (The)*	13,295	479,950
China Dongxiang Group Co. (China)	4,847,300	1,958,254
China Nepstar Chain Drugstore Ltd., ADR (China)	42,400	367,184
Citi Trends, Inc.*	2,587	58,621
Dick’s Sporting Goods, Inc.*(a)	271,800	4,821,732
Ezcorp, Inc. (Class A Stock)*(a)	90,895	1,158,911
Geox SpA (Italy)	115,200	1,167,729
hhgregg, Inc.*(a)	286,500	2,865,000
LJ International, Inc. (Hong Kong)*(a)	86,253	240,646
Longs Drug Stores Corp.	13,786	580,528
Lululemon Athletica, Inc. (Canada)*(a)	13,407	389,607
Sally Beauty Holdings, Inc.*	82,728	534,423

		17,726,344

Semiconductors — 7.4%
Anadigics, Inc.*(a)	204,666	2,015,960
ARM Holdings PLC, ADR (United Kingdom)(a)	130,629	664,901
Aviza Technology, Inc.*	83,900	46,984
Bookham, Inc.*(a)	492,300	831,987
CSR PLC (United Kingdom)*	488,700	2,594,686
Eagle Test Systems, Inc.*	55,990	627,088
First Solar, Inc.*	44,700	12,195,054
MEMC Electronic Materials, Inc.*	167,380	10,300,565
Micrel, Inc.	6,525	59,704
Microsemi Corp.*(a)	120,662	3,038,269
Netlogic Microsystems, Inc*	6,896	228,947
ON Semiconductor Corp.*(a)	201,336	1,846,251
OYO Geospace Corp.*	1,039	61,239
PMC – Sierra, Inc.*	242,992	1,858,889
Ultratech, Inc.*	51,596	800,770
Volterra Semiconductor Corp.*	28,930	499,332

		37,670,626

Software — 1.7%
Blackboard, Inc.*(a)	39,200	1,498,616
Parametric Technology Corp.*(a)	155,300	2,588,851
Phase Forward, Inc.*	136,000	2,443,920
SPSS, Inc.*	31,620	1,150,020
SXC Health Solutions Corp. (Canada)*	46,600	637,022
Wind River Systems, Inc.*	45,406	494,471

		8,812,900

Technology – Information Services — 0.4%
Aecom Technology Corp.*	59,291	1,928,736

Technology – Supply Chain — 0.1%
ScanSource, Inc.*(a)	13,562	362,919

Telecommunications — 3.7%
ADVA AG Optical Networking (Germany)*	104,600	265,621
Airvana, Inc.*	100	536
Bharti Airtel Ltd. (India)*	125,900	2,110,526
Cincinnati Bell, Inc.*	60,193	239,568
CPI International, Inc.*	44,600	548,580
Gilat Satellite Networks Ltd. (Israel)*	316,200	3,437,094
Knology, Inc.*	10,084	110,823
Maxcom Telecomunicaciones SABde CV, ADR (Mexico)*	204,700	2,503,481
Neutral Tandem, Inc.*	8,491	148,592
NTELOS Holdings Corp.(a)	131,537	3,337,094
OnMobile Global Ltd. (India)*	13,128	155,248
PAETEC Holding Corp.*(a)	91,900	583,565

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

			Shares	Value (Note 2)
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Premiere Global Services, Inc.*(a)			78,607	$1,146,090
Syniverse Holdings, Inc.*			111,716	1,809,799
Tw Telecom, Inc.*			143,717	2,303,783

				18,700,400

Transportation — 8.8%
Aramex Co. (United Arab Emirates)*			3,952,038	2,775,965
CAI International, Inc.*			24,175	420,645
Dynamex, Inc.*			95,144	2,550,811
Expeditors International Washington, Inc.(a)			137,097	5,895,171
Express-1 Expedited Solutions, Inc.*			191,259	221,860
Forward Air Corp.			229,500	7,940,700
Grupo TMM SA de C.V., ADR (Mexico)*			161,600	302,192
Gulfmark Offshore, Inc.*(a)			31,679	1,843,084
HUB Group, Inc. (Class A Stock)*			6,698	228,603
Kuehne & Nagel International AG (Switzerland)			26,450	2,502,737
Landstar System, Inc.			194,900	10,762,378
Pacer International, Inc.			369,694	7,952,118
Quality Distribution, Inc.*(a)			181,500	439,230
Shriram Transport Finance Co. Ltd. (India)			15,000	100,285
TAL International Group, Inc.			53,628	1,219,501

				45,155,280

Utilities — 0.8%
American Water Works Co., Inc.*			28,800	638,784
EDP Renovaveis SA (Spain)*			122,340	1,415,749
Northeast Utilities			32,970	841,724
Yingli Green Energy Holding Co. Ltd., ADR (China)*(a)			68,000	1,082,560

				3,978,817

TOTAL COMMON STOCKS (cost $542,914,441)				514,113,352

Interest Rate	Maturity Date	Moodys Ratings†	Principal Amount (000)#
CONVERTIBLE BONDS — 0.6%
Pharmaceuticals
Neurochem, Inc., Sr. Unsec’d. Notes, 144A (Canada)
6.00%	11/15/26	NR	$135	94,183

Utilities — 0.6%
Evergreen Solar, Inc., Sr. Notes
4.00%	07/15/13	NR	3,100	3,100,000

TOTAL CONVERTIBLE BONDS (cost $3,235,000)				3,194,183

			Shares	Value (Note 2)
COMMON STOCKS (Continued)
PREFERRED STOCK — 0.3%
Pharmaceuticals — 0.3%
Mylan, Inc., 6.50% (cost $1,700,000)			1,700	$1,495,218

WARRANTS*
			Units
Pharmaceuticals
Avalon Pharmaceuticals, Inc., expiring 04/18/12			7,625	1,706
Cortex Pharmaceuticals, Inc., expiring 08/28/12			55,040	18,040
Medicure, Inc., expiring 12/02/11 (China)			106,637	10
Point Therapeutics, Inc., expiring 07/01/12			84,270	422

TOTAL WARRANTS (cost $1,220)				20,178

RIGHTS*
Pharmaceuticals
Indevus Pharmaceuticals, Inc. (cost $0)			238,498	—

TOTAL LONG-TERM INVESTMENTS (cost $547,850,661)				518,822,931

SHORT-TERM INVESTMENT — 38.5%
			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $196,419,043; includes $194,667,364 of cash collateral for securities on loan)(b)(w) (Note 4)			196,419,043	196,419,043

TOTAL INVESTMENTS(o) — 140.1%
(cost $744,269,704; Note 6)				715,241,974
Liabilities in excess of other assets — (40.1)%				(204,716,661)

NET ASSETS — 100.0%				$510,525,313

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $182,198,266; cash collateral of $194,667,364 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2008, 17 securities representing $16,094,399 and 3.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $15,981,744 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $112,655 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$696,045,869	—
Level 2 – Other Significant Observable Inputs	19,083,450	—
Level 3 – Significant Unobservable Inputs	112,655	—

Total	$715,241,974	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$149,227
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(36,572)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$112,655

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (38.1% represents investments purchased with collateral from securities on loan)	38.5%
Transportation	8.8
Pharmaceuticals	8.5
Computer Services & Software	7.7
Semiconductors	7.4
Business Services	4.1
Electronic Components & Equipment	4.0
Internet Services	3.7
Telecommunications	3.7
Retail & Merchandising	3.5
Medical Supplies & Equipment	2.6
Industrial Products	2.4
Restaurants	2.4
Automotive Parts	2.2
Consumer Products & Services	2.1
Building Materials	2.0
Biotechnology	1.8
Software	1.7
Financial Services	1.7
Cable Television	1.7
Insurance	1.5
Aerospace	1.4
Clothing & Apparel	1.3
Entertainment & Leisure	1.3
Healthcare Services	1.2
Oil & Gas	1.2
Chemicals	1.2
Construction	1.0
Machinery & Equipment	1.0
Automobile Manufacturers	1.0
Airlines	1.0
Railroads	1.0
Metals & Mining	0.9
Manufacturing	0.9
Food	0.9
Commercial Services	0.9
Real Estate Investment Trusts	0.8
Real Estate	0.8
Utilities	0.8
Convertible Bonds	0.6
Computer Hardware	0.6
Advertising	0.6
Financial – Bank & Trust	0.5
Cosmetics & Toiletries	0.5
Education	0.5
Containers & Packaging	0.5
Energy – Oil Services	0.4
Electric	0.4
Beverages	0.4
Health Care – Medical Providers	0.4
Media	0.4
Apparel & Textile	0.4
Technology – Information Services	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Agriculture	0.4%
Energy	0.3
Printing & Publishing	0.3
Environmental Services	0.3
Personnel Services	0.2
Diversified Operations	0.2
Exchange Traded Funds	0.2
Healthcare – Medical Products	0.2
Equipment Services	0.2
Hotels & Motels	0.2
Distribution/Wholesale	0.1
Paper & Forest Products	0.1
Technology – Supply Chain	0.1
Communication Equipment	0.1

140.1
Liabilities in excess of other assets	(40.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $182,198,266:
Unaffiliated investments (cost $547,850,661)	$518,822,931
Affiliated investments (cost $196,419,043)	196,419,043
Receivable for investments sold	7,771,089
Receivable for fund share sold	2,877,183
Dividends and interest receivable	565,721
Tax reclaim receivable	48,606
Prepaid expenses	5,217

Total Assets	726,509,790

LIABILITIES:
Payable to broker for collateral for securities on loan	194,667,364
Loan payable (Note 7)	9,640,000
Payable for investments purchased	9,304,483
Payable to custodian	1,951,421
Advisory fees payable	247,608
Payable for fund share repurchased	101,334
Accrued expenses and other liabilities	68,504
Shareholder servicing fees payable	3,763

Total Liabilities	215,984,477

NET ASSETS	$510,525,313

Net assets were comprised of:
Paid-in capital	$565,623,201
Retained earnings	(55,097,888)

Net assets, June 30, 2008	$510,525,313

Net asset value and redemption price per share, $510,525,313 / 65,086,194 outstanding shares of beneficial interest	$7.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $61,614 foreign withholding tax)	$1,768,892
Affiliated income from securities lending, net	1,296,900
Affiliated dividend income	160,885
Unaffiliated interest income	3,571

3,230,248

EXPENSES
Advisory fees	2,752,696
Shareholder servicing fees and expenses	202,830
Custodian and accounting fees	154,000
Loan interest expense (Note 7)	45,626
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	9,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	8,267

Total expenses	3,201,419

NET INVESTMENT INCOME	28,829

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(24,578,123)
Foreign currency transactions	(214,491)

(24,792,614)

Net change in unrealized appreciation (depreciation) on:
Investments	(94,600,517)
Foreign currencies	(8,357)

(94,608,874)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(119,401,488)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(119,372,659)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$28,829	$(502,942)
Net realized gain (loss) on investment and foreign currency transactions	(24,792,614)	102,704,954
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(94,608,874)	(33,244,020)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(119,372,659)	68,957,992

DISTRIBUTIONS	(102,202,012)	(70,220,399)

FUND SHARE TRANSACTIONS:
Fund share sold [8,876,032 and 17,973,623 shares, respectively]	89,528,841	226,000,941
Fund share issued in reinvestment of distributions [12,152,439 and 6,132,786 shares, respectively]	102,202,012	70,220,399
Fund share repurchased [20,298,119 and 15,767,092 shares, respectively]	(203,252,645)	(195,204,804)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(11,521,792)	101,016,536

TOTAL INCREASE (DECREASE) IN NET ASSETS	(233,096,463)	99,754,129
NET ASSETS:
Beginning of period	743,621,776	643,867,647

End of period	$510,525,313	$743,621,776

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 61.9%
Aerospace & Defense — 0.2%
Cubic Corp.(a)	62,137	$1,384,412
Taser International, Inc.*(a)	135,338	675,337

		2,059,749

Airlines — 1.0%
Cathay Pacific Airways Ltd. (Hong Kong)	6,548,000	12,479,179

Auto Components — 2.0%
Amerigon, Inc.*(a)	46,304	329,221
GKN PLC (United Kingdom)	2,567,064	11,330,127
Superior Industries International, Inc.(a)	787,012	13,284,763

		24,944,111

Automobiles — 1.7%
Daimler AG (Germany)(a)	64,360	3,969,081
General Motors Corp.(a)	567,285	6,523,778
Honda Motor Ltd., ADR (Japan)(a)	177,561	6,042,401
Toyota Motor Corp., ADR (Japan)(a)	50,279	4,726,226

		21,261,486

Biotechnology — 0.2%
Martek Biosciences Corp.*(a)	72,436	2,441,818

Building & Building Products — 0.2%
Ameron International, Inc.(a)	20,146	2,417,117

Capital Markets — 1.0%
Credit Suisse Group, ADR (Switzerland)(a)	109,396	4,956,733
Deutsche Bank AG (Germany)(a)	48,225	4,116,004
UBS AG (Switzerland)*(a)	185,002	3,822,141

		12,894,878

Chemicals — 6.2%
Flotek Industries, Inc.*(a)	39,850	821,707
Koppers Holdings, Inc.	45,118	1,889,091
LSB Industries, Inc.*(a)	41,893	829,481
Monsanto Co.	131,927	16,680,850
Mosaic Co. (The)*(a)	138,274	20,008,248
NewMarket Corp.(a)	33,691	2,231,355
Potash Corp. of Saskatchewan, Inc. (Canada)	96,346	22,021,805
Sensient Technologies Corp.(a)	495,671	13,958,095

		78,440,632

Commercial Banks — 8.0%
Allied Irish Banks PLC, ADR (Ireland)(a)	131,803	4,058,214
Bank of East Asia Ltd. (Hong Kong)	2,530,000	13,741,447
Barclays PLC, ADR (United Kingdom)(a)	138,882	3,215,118
BOC Hong Kong Holdings Ltd. (Hong Kong)	5,541,564	14,676,110
Canadian Imperial Bank of Commerce (Canada)(a)	79,923	4,390,970
Colonial BancGroup, Inc. (The)(a)	1,076,580	4,758,484
First Bancorp (Puerto Rico)(a)	1,475,438	9,354,277
Kookmin Bank, ADR (South Korea)(a)	86,636	5,069,072
Lloyds TSB Group PLC, ADR (United Kingdom)(a)	149,728	3,693,790
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	604,946	5,323,525
Royal Bank of Scotland Group PLC (United Kingdom)*	1,993,273	8,485,622
Royal Bank of Scotland Group PLC, ADR (United Kingdom)(a)	682,979	2,929,980
South Financial Group, Inc. (The)(a)	913,181	3,579,669
Synovus Financial Corp.(a)	1,157,255	10,102,836
Wachovia Corp.(a)	429,501	6,670,151

		100,049,265

Commercial Services & Supplies — 0.4%
Copart, Inc.*(a)	61,688	2,641,480
GeoEye, Inc.*(a)	39,394	697,668
Herman Miller, Inc.	66,142	1,646,274

		4,985,422

Communication Equipment — 2.1%
Nokia Corp., ADR (Finland)	412,558	10,107,671
Research In Motion Ltd. (Canada)*	143,384	16,761,590

		26,869,261

Computers & Peripherals — 0.5%
Immersion Corp.*(a)	65,041	442,929
Western Digital Corp.*(a)	165,746	5,723,210

		6,166,139

Containers & Packaging — 0.4%
Owens Illinois, Inc.*	115,274	4,805,773

Diversified Consumer Services — 0.8%
Apollo Group, Inc. (Class A Stock)*(a)	123,370	5,460,356
Capella Education Co.*(a)	37,959	2,264,254
DeVry, Inc.	52,272	2,802,825

		10,527,435

Diversified Financial Services — 2.0%
Citigroup, Inc.	555,718	9,313,834
ING Groep NV, ADR (Netherlands)	161,098	5,082,642
JPMorgan Chase & Co.	327,488	11,236,113

		25,632,589

Diversified Telecommunication Services — 6.0%
AT&T, Inc.	386,498	13,021,118
BT Group PLC (United Kingdom)	3,058,571	12,117,077
Deutsche Telekom AG, ADR (Germany)	291,988	4,779,843
France Telecom SA, ADR (France)	162,224	4,806,697
Nippon Telegraph & Telephone Corp., ADR (Japan)	258,940	6,292,242
PCCW Ltd. (Hong Kong)	24,143,593	14,615,122
Premiere Global Services, Inc.*(a)	127,856	1,864,140
Telecom Italia SpA, ADR (Italy)	216,574	4,322,817
Telefonica SA, ADR (Spain)(a)	176,896	14,077,384

		75,896,440

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS
(Continued)
Electric Utilities — 0.4%
Korea Electric Power Corp., ADR (South Korea)(a)	310,065	$4,505,245

Electrical Equipment — 0.3%
EnerSys*(a)	103,755	3,551,534

Electronic Equipment & Instruments — 0.4%
Plexus Corp.*(a)	93,432	2,586,198
Rofin-Sinar Technologies, Inc.*(a)	64,160	1,937,632

		4,523,830

Energy Equipment & Services — 0.7%
Bristow Group, Inc.*(a)	51,730	2,560,118
Dawson Geophysical Co.*	15,689	932,868
GulfMark Offshore, Inc.*(a)	48,615	2,828,421
NATCO Group, Inc. (Class A Stock)*(a)	39,522	2,155,134

		8,476,541

Healthcare Equipment & Supplies — 0.8%
Intuitive Surgical, Inc.*(a)	27,835	7,498,749
Invacare Corp.	67,207	1,373,711
Quidel Corp.*(a)	75,883	1,253,587

		10,126,047

Healthcare Providers & Services — 0.6%
Air Methods Corp.*(a)	26,852	671,300
Amedisys, Inc.*(a)	102,865	5,186,453
HMS Holdings Corp.*(a)	52,901	1,135,785

		6,993,538

Healthcare Techology — 0.1%
Phase Forward, Inc.*	95,598	1,717,896

Household Durables — 2.4%
La-Z-Boy, Inc.(a)	1,491,021	11,406,311
Leggett & Platt, Inc.(a)	804,784	13,496,228
Sony Corp., ADR (Japan)(a)	113,830	4,978,924

		29,881,463

Industrial Conglomerates — 1.7%
General Electric Co.	410,591	10,958,674
McDermott International, Inc.*	161,170	9,974,811

		20,933,485

Insurance — 2.0%
Aegon NV (Netherlands)	357,751	4,690,116
Allianz SE, ADR (Germany)	300,999	5,252,432
Amtrust Financial Services, Inc.	131,820	1,660,932
Zenith National Insurance Corp.(a)	401,694	14,123,561

		25,727,041

Internet & Catalog Retail — 0.3%
Gaiam, Inc. (Class A Stock)*(a)	41,014	554,099
Priceline.com, Inc.*(a)	27,252	3,146,516

		3,700,615

Internet Software & Services — 0.2%
Blue Coat Systems, Inc.*	84,664	1,194,609
S1 Corp.*	131,069	992,192

		2,186,801

IT Services — 1.2%
LogicaCMG PLC (United Kingdom)	7,186,462	15,388,304

Life Science Tools & Services — 0.2%
Bruker Corp.*(a)	216,092	2,776,782

Machinery — 2.0%
Ampco-Pittsburgh Corp.(a)	22,008	978,916
Chart Industries, Inc.*	50,862	2,473,928
CIRCOR International, Inc.	36,995	1,812,385
Deere & Co.	179,787	12,968,036
Dynamic Materials Corp.	35,522	1,170,450
Lindsay Corp.(a)	25,984	2,207,861
Robbins & Myers, Inc.(a)	60,012	2,992,798
Sun Hydraulics Corp.	35,449	1,143,939

		25,748,313

Media — 1.1%
ITV PLC (United Kingdom)	10,172,978	9,007,761
Lee Enterprises, Inc.(a)	1,309,957	5,226,729

		14,234,490

Metals & Mining — 0.3%
Hecla Mining Co.*(a)	243,774	2,257,347
Olympic Steel, Inc.	23,391	1,775,845

		4,033,192

Multi-Utilities — 4.3%
Black Hills Corp.(a)	373,920	11,987,875
DTE Energy Co.(a)	335,714	14,247,702
NiSource, Inc.	780,384	13,984,481
PNM Resources, Inc.(a)	1,135,509	13,580,688

		53,800,746

Oil, Gas & Consumable Fuels — 2.2%
Murphy Oil Corp.	131,553	12,898,772
Petro-Canada (Canada)	110,879	6,181,504
Petroquest Energy, Inc.*(a)	103,322	2,779,362
Repsol YPF SA, ADR (Spain)(a)	157,268	6,175,914

		28,035,552

Paper & Forest Products — 1.0%
MeadWestvaco Corp.(a)	520,352	12,405,192

Pharmaceuticals — 2.2%
Novo Nordisk A/S, ADR (Denmark)	226,542	14,951,772
Perrigo Co.(a)	66,895	2,125,254
Pfizer, Inc.	616,341	10,767,477

		27,844,503

Semiconductors & Semiconductor Equipment — 0.9%
MEMC Electronic Materials, Inc.*	165,686	10,196,316
Monolithic Power Systems, Inc.*(a)	73,700	1,593,394

		11,789,710

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

				Shares	Value (Note 2)
COMMON STOCKS (Continued)
Software — 0.2%
Advent Software, Inc.*(a)				58,229	$2,100,902

Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.*(a)				16,486	2,294,851
Yue Yuen Industrial Holdings Ltd. (Hong Kong)				4,545,000	10,795,268

					13,090,119

Thrifts & Mortgage Finance — 1.4%
People’s United Financial, Inc.				811,836	12,664,641
Washington Mutual, Inc.(a)				883,574	4,356,020

					17,020,661

Tobacco — 0.9%
Universal Corp.(a)				241,673	10,928,453

Wireless Telecommunication Services — 0.4%
NTT DoCoMo, Inc., ADR (Japan)				382,620	5,586,252

TOTAL COMMON STOCKS (cost $901,812,098)					778,978,501

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 37.1%
Aerospace & Defense — 1.0%
Honeywell International, Inc., Sr. Unsec’d. Notes
7.50%	03/01/10		A2	$4,000	4,256,168
United Technologies Corp., Sr. Unsec’d. Notes
4.875%	05/01/15		A2	8,250	8,200,566

					12,456,734

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Sr. Unsec’d. Notes
6.20%	01/15/38		Aa2	4,750	4,814,529

Automobile Manufacturers — 0.5%
Daimler Finance North America LLC Gtd. Notes
6.50%	11/15/13		A3	6,500	6,740,344

Beverages — 0.5%
Coca-Cola Co. (The), Sr. Unsec’d. Notes
5.35%	11/15/17		Aa3	6,500	6,551,955

Capital Markets — 4.0%
Credit Suisse USA, Inc., Gtd. Notes
6.125%	11/15/11		Aa1	4,500	4,620,029

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
5.35%	01/15/16		Aa3	5,250	4,998,268
5.95%	01/18/18	(a)	Aa3	2,000	1,919,914
6.125%	02/15/33	(a)	Aa3	7,750	6,941,977
6.875%	01/15/11		Aa3	4,500	4,671,382
Lehman Brothers Holdings, Inc., Sub. Notes
5.75%	01/03/17		A2	7,000	6,177,269
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes
6.05%	08/15/12		A1	6,000	5,872,296
Sub. Notes
6.22%	09/15/26		A2	8,750	7,244,011
Morgan Stanley, Notes, MTN
5.55%	04/27/17		Aa3	7,000	6,260,779
Sr. Unsec’d. Notes(a)
5.30%	03/01/13		Aa3	2,000	1,927,116

					50,633,041

Commercial Banks — 1.6%
HSBC Bank USA NA, Sub. Notes
5.875%	11/01/34		Aa3	6,250	5,467,381
Wells Fargo & Co., Sr. Unsec’d. Notes
5.25%	10/23/12	(a)	Aa1	5,000	5,028,025
5.625%	12/11/17		Aa1	6,000	5,805,258
Wells Fargo Bank NA, Sub. Notes
6.45%	02/01/11		Aa1	3,000	3,134,985

					19,435,649

Communication Equipment — 0.6%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.50%	02/22/16		A1	7,000	7,062,349

Consumer Finance — 0.6%
HSBC Finance Corp., Sr. Unsec’d. Notes(a)
6.375%	10/15/11		Aa3	7,000	7,159,222

Diversified Financial Services — 3.8%
Bank of America Corp., Sr. Unsec’d. Notes
5.75%	12/01/17		Aa2	4,000	3,756,464
Sub. Notes(a)
7.40%	01/15/11		Aa3	7,000	7,300,552
Bank of America NA, Sub. Notes
6.00%	10/15/36		Aa1	4,000	3,545,352
Citigroup, Inc., Sr. Unsec’d. Notes(a)
4.125%	02/22/10		Aa3	5,250	5,201,385
Sub. Notes
5.00%	09/15/14		A1	7,000	6,483,148
5.50%	02/15/17	(a)	A1	4,000	3,647,792
JPMorgan Chase & Co., Sr. Notes(a)
6.00%	01/15/18		Aa2	6,500	6,331,923

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Sub. Notes
5.125%	09/15/14		Aa3	$5,000	$4,861,665
6.75%	02/01/11	(a)	Aa3	6,000	6,227,514

					47,355,795

Diversified Telecommunication Services — 3.4%
AT&T, Inc., Sr. Unsec’d. Notes
6.30%	01/15/38	(a)	A2	1,500	1,417,133
6.50%	09/01/37		A2	2,000	1,935,638
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes
7.875%	03/01/11		A2	8,500	9,049,576
Embarq Corp., Sr. Unsec’d. Notes(a)
6.738%	06/01/13		Baa3	4,500	4,341,973
GTE Corp., Gtd. Notes
6.84%	04/15/18		Baa1	9,250	9,522,385
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes
8.125%	05/01/12		A2	1,000	1,095,297
SBC Communications, Inc., Sr. Unsec’d. Notes
4.125%	09/15/09		A2	3,000	3,003,507
6.15%	09/15/34		A2	1,500	1,401,558
Verizon Global Funding Corp., Sr. Unsec’d. Notes
7.75%	12/01/30		A3	3,000	3,222,843
Verizon New England, Inc., Sr. Unsec’d. Notes
6.50%	09/15/11		Baa1	1,500	1,541,718
Verizon New York, Inc., Sr. Unsec’d. Notes
6.875%	04/01/12		Baa3	6,500	6,778,824

					43,310,452

Electric Utilities — 4.0%
American Electric Power Co., Inc., Sr. Unsec’d. Notes
5.375%	03/15/10		Baa2	8,270	8,356,876
Commonwealth Edison Co., First Mortgage
6.15%	09/15/17		Baa2	8,590	8,566,395
Exelon Generation Co. LLC, Sr. Unsec’d. Notes
6.95%	06/15/11		A3	9,500	9,818,924
Georgia Power Co., Sr. Unsec’d. Notes
5.70%	06/01/17		A2	2,000	2,042,174
PacifiCorp, First Mortgage
5.75%	04/01/37		A3	4,500	4,182,246
Progress Energy, Inc., Sr. Unsec’d. Notes
7.10%	03/01/11		Baa2	704	740,776
7.75%	03/01/31	(a)	Baa2	8,250	9,427,663
PSEG Power LLC, Gtd. Notes
6.95%	06/01/12		Baa1	6,500	6,818,825
7.75%	04/15/11		Baa1	500	532,772
Southern Power Co., Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	250	236,406

					50,723,057

Food & Staples Retailing — 2.6%
Costco Wholesale Corp., Sr. Unsec’d. Notes
5.50%	03/15/17		A2	7,750	7,867,048
Target Corp.,(a) Sr. Unsec’d. Notes
6.00%	01/15/18		A2	4,000	4,014,284
7.00%	01/15/38		A2	5,750	5,895,440
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
4.125%	02/15/11	(a)	Aa2	4,000	4,027,368
5.25%	09/01/35	(a)	Aa2	5,250	4,561,274
6.50%	08/15/37		Aa2	1,500	1,543,730
6.875%	08/10/09		Aa2	5,000	5,183,805

					33,092,949

Food Products — 1.9%
General Mills, Inc., Sr. Unsec’d. Notes
6.00%	02/15/12		Baa1	7,921	8,144,934
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	6,750	6,810,406
Unilever Capital Corp., Gtd. Notes
7.125%	11/01/10		A1	8,000	8,536,944

					23,492,284

Industrial Conglomerates — 1.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
6.00%	06/15/12		Aaa	8,250	8,525,434
6.75%	03/15/32	(a)	Aaa	7,250	7,300,388

					15,825,822

Insurance — 0.6%
Metlife, Inc., Sr. Unsec’d. Notes
5.70%	06/15/35		A2	8,500	7,494,884

Media — 2.6%
Comcast Cable Communications Holdings Inc., Gtd. Notes
9.455%	11/15/22		Baa2	2,000	2,417,958
Comcast Corp., Gtd. Notes
6.95%	08/15/37		Baa2	1,500	1,475,384

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Media (cont’d.)
Comcast Corp., Gtd. Notes
5.90%	03/15/16	Baa2	$250	$244,272
Disney (Walt) Co. (The), Sr. Unsec’d. Notes
6.375%	03/01/12	A2	9,000	9,575,199
Time Warner Entertainment Co. LP, Sr. Unsec’d. Notes
8.375%	03/15/23	Baa2	5,500	5,926,827
Time Warner, Inc. Gtd. Notes
6.875%	05/01/12	Baa2	7,500	7,672,875
Time Warner, Inc., Gtd. Notes
7.70%	05/01/32	Baa2	5,750	5,886,867

				33,199,382

Multi-Utilities — 3.3%
Dominion Resources, Inc., Sr. Unsec’d. Notes
5.15%	07/15/15	Baa2	3,300	3,144,887
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes(a)
6.25%	01/15/12	A3	7,500	7,828,140
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
4.20%	03/01/11	A3	4,000	3,966,456
5.625%	11/30/17	A3	3,000	2,988,357
6.05%	03/01/34	A3	9,000	8,678,097
Virginia Electric & Power Co., Sr. Unsec’d. Notes
5.95%	09/15/17	Baa1	10,000	10,049,570
6.00%	01/15/36	Baa1	5,500	5,127,545

				41,783,052

Oil, Gas & Consumable Fuels — 3.1%
Centerpoint Energy Resource Corp., Sr. Unsec’d. Notes
7.875%	04/01/13	Baa3	8,445	9,040,406
Conoco, Inc., Sr. Unsec’d. Notes
6.95%	04/15/29	A1	8,250	9,048,171
ConocoPhillips, Sr. Unsec’d. Notes
8.75%	05/25/10	A1	8,500	9,250,125
EOG Resources, Inc., Sr. Unsec’d. Notes
5.875%	09/15/17	A3	6,000	6,040,482
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)
5.95%	02/15/18	Baa2	2,000	1,948,506
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN
6.95%	01/15/38	Baa2	3,750	3,721,958

				39,049,648

Paper & Forest Products — 0.3%
Weyerhaeuser Co., Sr. Unsec’d. Notes
6.75%	03/15/12	Baa2	3,250	3,347,243

Pharmaceuticals — 1.0%
Abbot Laboratories, Sr. Unsec’d. Notes
5.875%	05/15/16	A1	6,000	6,173,148
Wyeth, Sr. Unsec’d. Notes
5.95%	04/01/37	A3	6,750	6,515,350

				12,688,498

TOTAL CORPORATE BONDS (cost $479,077,670)				466,216,889

TOTAL LONG-TERM INVESTMENTS (cost $1,380,889,768)				1,245,195,390

SHORT-TERM INVESTMENT — 25.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $317,177,639; includes $316,844,245 of cash collateral for securities on loan)(b)(w) (Note 4)			317,177,639	317,177,639

TOTAL INVESTMENTS(o) — 124.2% (cost $1,698,067,407; Note 6)				1,562,373,029
Liabilities in excess of other assets — (24.2)%				(304,091,794)

NET ASSETS — 100.0%				$1,258,281,235

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $298,965,118; cash collateral of $316,844,245 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(o)	As of June 30, 2008, five securities representing $56,328,891 and 4.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $56,328,891 was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,039,827,249	—
Level 2 – Other Significant Observable Inputs	522,545,780	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,562,373,029	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (25.2% represents investments purchased with collateral from securities on loan)	25.2%
Commercial Banks	9.6
Diversified Telecommunication Services	9.4
Multi-Utilities	7.6
Chemicals	6.2
Diversified Financial Services	5.8
Oil, Gas & Consumable Fuels	5.3
Capital Markets	5.0
Electric Utilities	4.4
Media	3.7
Pharmaceuticals	3.2
Industrial Conglomerates	3.0
Communication Equipment	2.7
Insurance	2.6
Food & Staples Retailing	2.6
Household Durables	2.4
Machinery	2.0
Auto Components	2.0
Food Products	1.9
Automobiles	1.7
Thrifts & Mortgage Finance	1.4
Paper & Forest Products	1.3
IT Services	1.2
Aerospace & Defense	1.2
Textiles, Apparel & Luxury Goods	1.0
Airlines	1.0
Semiconductors & Semiconductor Equipment	0.9
Tobacco	0.9
Diversified Consumer Services	0.8
Healthcare Equipment & Supplies	0.8
Energy Equipment & Services	0.7
Consumer Finance	0.6
Healthcare Providers & Services	0.6
Automobile Manufacturers	0.5
Beverages	0.5
Computers & Peripherals	0.5
Wireless Telecommunication Services	0.4
Commercial Services & Supplies	0.4
Air Freight & Logistics	0.4
Containers & Packaging	0.4
Electronic Equipment & Instruments	0.4
Metals & Mining	0.3
Internet & Catalog Retail	0.3
Electrical Equipment	0.3
Life Science Tools & Services	0.2
Biotechnology	0.2
Building & Building Products	0.2
Internet Software & Services	0.2
Software	0.2
Healthcare Technology	0.1

124.2
Liabilities in excess of other assets	(24.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $298,965,118:
Unaffiliated investments (cost $1,380,889,768)	$1,245,195,390
Affiliated investments (cost $317,177,639)	317,177,639
Receivable for investments sold	36,131,229
Dividends and interest receivable	10,629,118
Receivable for fund share sold	452,891
Prepaid expenses	1,548

Total Assets	1,609,587,815

LIABILITIES:
Payable to broker for collateral for securities on loan	316,844,245
Loan payable (Note 7)	28,500,000
Payable for fund share repurchased	5,459,334
Advisory fees payable	411,265
Accrued expenses and other liabilities	66,084
Payable to custodian	15,745
Shareholder servicing fees payable	9,907

Total Liabilities	351,306,580

NET ASSETS	$1,258,281,235

Net assets were comprised of:
Paid-in capital	$1,391,177,437
Retained earnings	(132,896,202)

Net assets, June 30, 2008	$1,258,281,235

Net asset value and redemption price per share, $1,258,281,235 / 127,571,386 outstanding shares of beneficial interest	$9.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $773,255 foreign withholding tax)	$15,632,467
Unaffiliated interest income	12,786,100
Affiliated income from securities lending, net	1,672,968
Affiliated dividend income	271,509

30,363,044

EXPENSES
Advisory fees	5,531,608
Shareholder servicing fees and expenses	455,544
Custodian and accounting fees	167,000
Loan interest expense (Note 7)	34,162
Audit fee	13,000
Transfer agent’s fees and expenses	9,000
Insurance expenses	9,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Shareholders’ reports	2,000
Miscellaneous	2,698

Total expenses	6,237,012

NET INVESTMENT INCOME	24,126,032

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(21,242,019)
Foreign currency transactions	(80,326)

(21,322,345)

Net change in unrealized appreciation (depreciation) on:
Investments	(176,507,478)
Foreign currencies	(20,159)

(176,527,637)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(197,849,982)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(173,723,950)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$24,126,032	$25,415,115
Net realized gain (loss) on investment and foreign currency transactions	(21,322,345)	21,396,267
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(176,527,637)	17,140,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(173,723,950)	63,951,520

DISTRIBUTIONS	(46,811,382)	(5,265,246)

FUND SHARE TRANSACTIONS:
Fund share sold [30,135,991 and 69,338,733 shares, respectively]	334,170,992	785,601,730
Fund share issued in reinvestment of distributions [4,544,795 and 459,446 shares, respectively]	46,811,382	5,265,246
Fund share repurchased [22,753,819 and 3,154,558 shares, respectively]	(241,939,582)	(35,122,365)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	139,042,792	755,744,611

TOTAL INCREASE (DECREASE) IN NET ASSETS	(81,492,540)	814,430,885
NET ASSETS:
Beginning of period	1,339,773,775	525,342,890

End of period	$1,258,281,235	$1,339,773,775

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 79.6%
Aerospace & Defense — 0.5%
Cubic Corp.	246,814	$5,499,016
Taser International, Inc.*(a)	537,573	2,682,489

		8,181,505

Airlines — 1.3%
Cathay Pacific Airways Ltd. (Hong Kong)	11,559,000	22,029,144

Automobiles — 1.8%
Daimlerchrysler AG, ADR (Germany)(a)	85,214	5,255,147
General Motors Corp.(a)	1,001,473	11,516,940
Honda Motor Ltd.	235,098	8,000,385
Toyota Motor Corp., ADR (Japan)(a)	66,573	6,257,862

		31,030,334

Automotive Components — 1.2%
Amerigon, Inc.*(a)	183,923	1,307,693
GKN PLC (United Kingdom)	4,531,844	20,001,982

		21,309,675

Biotechnology — 0.6%
Martek Bioscience*(a)	287,721	9,699,075

Building Products — 0.6%
Ameron International Corp.(a)	80,024	9,601,280

Capital Markets — 1.0%
Credit Suisse Group, ADR (Switzerland)	144,843	6,562,836
Deutsche Bank AG (Germany)(a)	63,851	5,449,683
UBS AG (Switzerland)*(a)	244,949	5,060,646

		17,073,165

Chemicals — 8.1%
Flotek Industries, Inc.*(a)	158,287	3,263,878
Koppers Holdings, Inc.	179,211	7,503,565
LSB Industries, Inc.*(a)	166,399	3,294,700
Monsanto Co.	232,900	29,447,876
Mosaic Co. (The)*	244,106	35,322,138
NewMarket Corp.(a)	133,819	8,862,832
Potash Corp. of Saskatchewan, Inc. (Canada)	170,087	38,876,786
Sigma-Aldrich Corp.(a)	268,956	14,485,970

		141,057,745

Commercial Banks — 5.9%
Allied Irish Banks PLC (Ireland)(a)	174,512	5,373,224
Bank of East Asia Ltd. (Hong Kong)	4,467,000	24,262,073
Barclays PLC (United Kingdom)(a)	183,884	4,256,915
BOC Hong Kong (Holdings) Ltd. (Hong Kong)	9,782,000	25,906,351
Canadian Imperial Bank of Commerce Canada (Canada)	105,822	5,813,861
Kookmin Bank, ADR (South Korea)(a)	114,709	6,711,624
Lloyds TSB Group PLC, ADR (United Kingdom)(a)	198,247	4,890,753
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	800,970	7,048,536
Royal Bank of Scotland Group PLC (United Kingdom)	3,575,801	15,222,649
Royal Bank of Scotland Group, ADR (United Kingdom)(a)	904,289	3,879,400

		103,365,386

Commercial Services & Supplies — 0.6%
Copart, Inc.*(a)	108,900	4,663,098
GeoEye, Inc.*(a)	156,482	2,771,296
Herman Miller, Inc.(a)	116,765	2,906,281

		10,340,675

Communications Equipment — 4.0%
Nokia Corp. (Class A Stock), ADR (Finland)	728,321	17,843,864
Research In Motion Ltd. (Canada)*	442,971	51,783,310

		69,627,174

Computers & Peripherals — 2.2%
Apple, Inc.*(a)	159,360	26,683,238
Immersion Corp.*(a)	258,350	1,759,364
Western Digital Corp.*(a)	292,604	10,103,616

		38,546,218

Construction & Engineering — 1.2%
Foster Wheeler Ltd.*	290,202	21,228,276

Containers & Packaging — 0.5%
Owens Illinois, Inc.*(a)	203,502	8,483,998

Diversified Consumer Services — 2.2%
Apollo Group, Inc. (Class A Stock)*(a)	540,314	23,914,298
Capella Education Co.*(a)	150,773	8,993,609
DeVry, Inc.	92,281	4,948,107

		37,856,014

Diversified Financial Services — 1.3%
Citigroup, Inc.	981,052	16,442,432
ING Groep NV, ADR (Netherlands)(a)	213,299	6,729,583

		23,172,015

Diversified Telecommunication Services — 7.4%
AT&T, Inc.	682,316	22,987,226
BT Group PLC (United Kingdom)	5,399,539	21,391,241
Deutsche Telekom AG, ADR (Germany)	386,602	6,328,675
France Telecom SA	214,791	6,364,257
Nippon Telegraph & Telephone, Inc., ADR (Japan)	342,845	8,331,134
PCCW Ltd. (Hong Kong)	42,622,000	25,800,871
Premiere Global Services, Inc.*	507,854	7,404,511
Telecom Italia SpA (Italy)	286,751	5,723,550
Telefonica SA (Spain)(a)	312,290	24,852,038

		129,183,503

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Electric Utilities — 0.3%
Korea Electric Power Co., ADR (South Korea)(a)	410,536	$5,965,088

Electrical Equipment — 0.8%
EnerSys*(a)	412,127	14,107,107

Electronic Equipment & Instruments — 1.0%
Plexus Corp.*(a)	371,127	10,272,795
Rofin-Sinar Technologies, Inc.*	254,854	7,696,591

		17,969,386

Energy Equipment & Services — 1.9%
Bristow Group, Inc.*(a)	205,479	10,169,156
Dawson Geophysical Co.*(a)	62,321	3,705,607
GulfMark Offshore, Inc.*(a)	193,105	11,234,849
NATCO Group, Inc. (Class A Stock)*(a)	156,988	8,560,555

		33,670,167

Healthcare Equipment & Supplies — 2.5%
Intuitive Surgical, Inc.*(a)	120,551	32,476,440
Invacare Corp.	266,953	5,456,519
Quidel Corp.*(a)	301,414	4,979,359

		42,912,318

Healthcare Providers & Services — 2.5%
Air Methods Corp.*(a)	106,657	2,666,425
Amedisys, Inc.*(a)	308,227	15,540,805
Express Scripts, Inc.*(a)	328,351	20,594,175
HMS Holdings Corp.*(a)	210,124	4,511,362

		43,312,767

Healthcare Techology — 0.4%
Phase Forward, Inc.*(a)	379,727	6,823,694

Household Durables — 0.4%
Sony Corp., ADR (Japan)(a)	150,715	6,592,274
Industrial Conglomerates — 2.1%
General Electric Co.	724,848	19,346,193
McDermott International, Inc.*	284,527	17,609,376

		36,955,569

Insurance — 1.1%
Aegon NV(a)	473,674	6,209,866
Allianz AG(a)	398,533	6,954,401
Amtrust Financial Services	523,596	6,597,310

		19,761,577

Internet & Catalog Retail — 0.4%
Gaiam, Inc.*(a)	162,905	2,200,847
Priceline.com, Inc.*(a)	48,111	5,554,896

		7,755,743

Internet Software & Services — 1.4%
Baidu.Com, Inc., ADR (China)*(a)	51,887	16,238,556
Blue Coat Systems, Inc.*(a)	336,294	4,745,108
S1 Corp.*(a)	520,620	3,941,093

		24,924,757

IT Services — 1.6%
Logicacmg PLC (United Kingdom)	12,686,831	27,166,193

Life Science Tools & Services — 0.6%
Bruker Corp.*(a)	858,343	11,029,708

Machinery — 4.4%
Ampco-Pittsburgh Corp.	87,419	3,888,397
Chart Industries, Inc.*(a)	202,029	9,826,691
CIRCOR International, Inc.(a)	146,952	7,199,178
Deere & Co.	317,389	22,893,269
Dynamic Materials Corp.	62,710	2,066,294
Joy Global, Inc.	215,023	16,305,194
Lindsay Corp.(a)	45,874	3,897,914
Robbins & Myers, Inc.(a)	105,942	5,283,328
Sun Hydraulics Corp.	140,812	4,544,003

		75,904,268

Media — 0.9%
ITV PLC (United Kingdom)	17,959,160	15,902,111

Metals & Mining — 1.8%
Hecla Mining Co.*(a)	968,300	8,966,458
Olympic Steel, Inc.(a)	92,909	7,053,651
Steel Dynamics, Inc.	374,562	14,634,138

		30,654,247

Oil, Gas & Consumable Fuels — 2.9%
Murphy Oil Corp.	232,238	22,770,936
Petro-Canada (Canada)	146,806	8,184,435
Petroquest Energy, Inc.*(a)	410,406	11,039,921
Repsol YPF SA, ADR (Spain)(a)	208,230	8,177,192

		50,172,484

Pharmaceuticals — 3.9%
Novo Nordisk A/S (Denmark)	399,933	26,395,578
Perrigo Co.(a)	118,097	3,751,941
Pfizer, Inc.	1,088,076	19,008,688
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	419,081	19,193,910

		68,350,117

Semiconductors & Semiconductor Equipment — 1.4%
MEMC Electronic Materials, Inc.*(a)	292,499	18,000,389
Monolithic Power Systems, Inc.*(a)	292,739	6,329,017

		24,329,406

Software — 4.1%
Activision, Inc.(a)	594,095	20,240,817
Advent Software, Inc.*(a)	231,296	8,345,160
Microsoft Corp.	741,230	20,391,237
Oracle Corp.*(a)	1,066,592	22,398,432

		71,375,646

Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.*(a)	29,103	4,051,137
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	8,024,000	19,058,576

		23,109,713

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

				Shares	Value (Note 2)
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 1.5%
Millicom International Cellular SA (Luxembourg)(a)				183,942	$19,037,997
NTT DoCoMo, Inc., ADR (Japan)				506,600	7,396,360

					26,434,357

TOTAL COMMON STOCKS (cost $1,471,574,193)					1,386,963,879

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 19.2%
Aerospace & Defense — 0.3%
United Technologies Corp., Sr. Unsec’d. Notes
4.875%	05/01/15		A2	$5,550	5,516,744

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Sr. Unsec’d. Notes(a)
6.20%	01/15/38		Aa2	3,250	3,294,151

Automobiles — 0.2%
Daimler Finance North America LLC, Gtd. Notes
6.50%	11/15/13		A3	4,000	4,147,904

Beverages — 0.3%
Coca-Cola Co. (The), Sr. Unsec’d. Notes
5.35%	11/15/17		Aa3	4,500	4,535,968

Capital Markets — 2.1%
Credit Suisse USA, Inc., Gtd. Notes
6.125%	11/15/11		Aa1	3,500	3,593,356
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
5.35%	01/15/16		Aa3	2,900	2,760,948
5.95%	01/18/18		Aa3	2,000	1,919,914
6.125%	02/15/33	(a)	Aa3	5,850	5,240,073
6.875%	01/15/11		Aa3	2,850	2,958,542
Lehman Brothers Holdings, Sub. Notes
5.75%	01/03/17		A2	4,500	3,971,102
Merrill Lynch & Co. Inc., Sr. Unsec’d. Notes
6.05%	08/15/12		A1	5,000	4,893,580
Sub. Notes
6.22%	09/15/26		A2	6,250	5,174,294
Morgan Stanley, Notes
5.55%	04/27/17		Aa3	4,500	4,024,786
Sr. Unsec’d. Notes(a)
5.30%	03/01/13		Aa3	1,500	1,445,337

					35,981,932

Commercial Banks — 0.9%
HSBC Bank USA, Sub. Notes
5.875%	11/01/34		Aa3	4,250	3,717,819
Wells Fargo & Co., Sr. Unsec’d. Notes
5.25%	10/23/12		Aa1	5,500	5,530,827
5.625%	12/11/17		Aa1	4,000	3,870,172
Wells Fargo Bank NA, Sub. Notes
6.45%	02/01/11		Aa1	2,500	2,612,488

					15,731,306

Communication Equipment — 0.3%
Cisco Systems, Sr. Unsec’d. Notes(a)
5.50%	02/22/16		A1	6,000	6,053,442

Consumer Finance — 0.3%
Household Finance Corp., Sr. Unsec’d. Notes(a)
6.375%	10/15/11		Aa3	5,900	6,034,201

Diversified Financial Services — 1.9%
Bank of America Corp., Sr. Unsec’d. Notes
5.75%	12/01/17		Aa2	3,500	3,286,906
Sub. Notes(a)
7.40%	01/15/11		Aa3	6,000	6,257,616
Bank of America NA, Sub. Notes(a)
6.00%	10/15/36		Aa1	3,000	2,659,014
Citigroup, Inc.,(a) Sr. Sub. Notes
5.00%	09/15/14		A1	6,000	5,556,984
Sr. Unsec’d. Notes
4.125%	02/22/10		Aa3	1,000	990,740
Sub. Notes
5.50%	02/15/17		A1	3,500	3,191,818
JPMorgan Chase & Co., Sr. Notes(a)
6.00%	01/15/18		Aa2	5,000	4,870,710
Sub. Notes
6.75%	02/01/11		Aa3	5,250	5,449,075

					32,262,863

Diversified Telecommunication Services — 1.9%
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes
7.875%	03/01/11		A2	7,750	8,251,084
AT&T, Inc., Sr. Unsec’d. Notes
6.30%	01/15/38		A2	1,250	1,180,944
6.50%	09/01/37		A2	1,000	967,819
Embarq Corp., Sr. Unsec’d. Notes(a)
6.738%	06/01/13		Baa3	4,000	3,859,532
GTE Corp., Gtd. Notes
6.84%	04/15/18		Baa1	6,850	7,051,712

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
New Cingular Wireless Services, Inc., Sr. Unsec’d. Notes
8.125%	05/01/12		A2	$1,000	$1,095,297
SBC Communications, Sr. Unsec’d. Notes
4.125%	09/15/09		A2	900	901,052
6.15%	09/15/34		A2	1,000	934,372
Verizon Global Funding Corp., Sr. Unsec’d. Notes
7.75%	12/01/30		A3	1,250	1,342,851
Verizon New England, Inc., Sr. Unsec’d. Notes
6.50%	09/15/11		Baa1	3,000	3,083,436
Verizon New York, Inc., Sr. Unsec’d. Notes
6.875%	04/01/12		Baa3	4,850	5,058,046

					33,726,145

Electric Utilities — 1.9%
American Electric Power, Sr. Unsec’d. Notes
5.375%	03/15/10		Baa2	5,420	5,476,937
Commonwealth Edison Co., First Mortgage
6.15%	09/15/17		Baa2	4,410	4,397,881
Exelon Generation Co. LLC, Sr. Unsec’d. Notes
6.95%	06/15/11		A3	6,000	6,201,426
Georgia Power Co., Sr. Unsec’d. Notes
5.70%	06/01/17		A2	2,000	2,042,174
Pacificorp, First Mortgage
5.75%	04/01/37		A3	3,000	2,788,164
Progress Energy, Inc., Sr. Unsec’d. Notes
7.10%	03/01/11		Baa2	610	641,865
7.75%	03/01/31	(a)	Baa2	5,450	6,227,971
PSEG Power LLC, Gtd. Notes
6.95%	06/01/12		Baa1	4,000	4,196,200
7.75%	04/15/11		Baa1	1,000	1,065,544
Southern Power Co., Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	250	236,407

					33,274,569

Food & Staples Retailing — 1.4%
Costco Wholesale Corp., Sr. Unsec’d. Notes
5.50%	03/15/17		A2	5,500	5,583,066
Target Corp.,(a) Sr. Unsec’d. Notes
6.00%	01/15/18		A2	3,000	3,010,713
7.00%	01/15/38		A2	4,750	4,870,147
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
4.125%	02/15/11	(a)	Aa2	5,500	5,537,631
5.25%	09/01/35	(a)	Aa2	3,650	3,171,171
6.50%	08/15/37		Aa2	1,500	1,543,730

					23,716,458

Food Products — 1.1%
General Mills, Inc., Sr. Unsec’d. Notes(a)
6.00%	02/15/12		Baa1	5,750	5,912,558
Kraft Foods, Inc., Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	7,300	7,365,328
Unilever Capital Corp., Gtd. Notes
7.125%	11/01/10		A1	5,600	5,975,861

					19,253,747

Industrial Conglomerates — 0.7%
General Electric Capital Corp., Sr. Unsec’d. Notes
6.00%	06/15/12		Aaa	5,600	5,786,962
6.75%	03/15/32		Aaa	5,750	5,789,962

					11,576,924

Insurance — 0.3%
Metlife, Inc., Sr. Unsec’d. Notes
5.70%	06/15/35		A2	5,850	5,158,243

Media — 1.3%
AOL Time Warner, Inc., Gtd. Notes
7.70%	05/01/32		Baa2	4,600	4,709,494
Comcast Cable Communications Holdings Inc., Gtd. Notes
9.455%	11/15/22		Baa2	1,500	1,813,469
Comcast Corp., Gtd. Notes
5.90%	03/15/16		Baa2	400	390,835
6.95%	08/15/37		Baa2	1,000	983,589
Disney (Walt) Co., Sr. Unsec’d. Notes
6.375%	03/01/12		A2	6,500	6,915,421
Time Warner, Inc., Gtd. Notes
6.875%	05/01/12		Baa2	5,500	5,626,775
Sr. Unsec’d. Notes(a)
8.375%	03/15/23		Baa2	2,600	2,801,773

					23,241,356

Multi-Utilities — 1.8%
Dominion Resources, Inc., Sr. Unsec’d. Notes
5.15%	07/15/15		Baa2	2,000	1,905,992

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Multi-Utilities (cont’d.)
Duke Energy Carolinas, Sr. Unsec’d. Notes
6.25%	01/15/12	A3	$7,075	$7,384,545
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
4.20%	03/01/11	A3	2,000	1,983,228
5.625%	11/30/17	A3	2,500	2,490,298
6.05%	03/01/34	A3	6,350	6,122,880
Virginia Electric And Power Co., Sr. Unsec’d. Notes
5.95%	09/15/17	Baa1	7,000	7,034,699
6.00%	01/15/36	Baa1	4,250	3,962,194

				30,883,836

Oil, Gas & Consumable Fuels — 1.7%
Centerpoint Energy Resources, Sr. Unsec’d. Notes
7.875%	04/01/13	Baa3	4,455	4,769,095
Conoco, Inc., Sr. Unsec’d. Notes
6.95%	04/15/29	A1	5,600	6,141,789
ConocoPhillips, Sr. Unsec’d. Notes
8.75%	05/25/10	A1	8,000	8,706,000
EOG Resources, Inc., Sr. Unsec’d. Notes
5.875%	09/15/17	A3	4,000	4,026,988
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)
5.95%	02/15/18	Baa2	1,500	1,461,380
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38	Baa2	4,500	4,466,349

				29,571,601

Paper & Forest Products — 0.1%
Weyerhaeuser Co., Sr. Unsec’d. Notes
6.75%	03/15/12	Baa2	1,900	1,956,850

Pharmaceuticals — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes
5.875%	05/15/16	A1	4,150	4,269,761
Wyeth, Sr. Unsec’d. Notes
5.95%	04/01/37	A3	4,000	3,860,948

				8,130,709

TOTAL CORPORATE BONDS (cost $343,274,647)				334,048,949

TOTAL LONG-TERM INVESTMENTS (cost $1,814,848,840)				1,721,012,828

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 26.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $460,728,726; includes $459,144,475 of cash collateral for securities on loan)(b)(w) (Note 4)	460,728,726	$460,728,726

TOTAL INVESTMENTS(o) — 125.3% (cost $2,275,577,566; Note 6)		2,181,741,554
Liabilities in excess of other assets — (25.3)%		(440,864,961)

NET ASSETS — 100.0%		$1,740,876,593

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $441,000,945; cash collateral of $459,144,475 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2008, 5 securities representing $99,684,176 and 5.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,748,008,429	—
Level 2 – Other Significant Observable Inputs	433,733,125	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$2,181,741,554	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (26.4% represents investments purchased with collateral from securities on loan)	26.5%
Diversified Telecommunication Services	9.3
Chemicals	8.1
Commercial Banks	6.8
Oil, Gas & Consumable Fuels	4.6
Pharmaceuticals	4.4
Machinery	4.4
Communications Equipment	4.3
Software	4.1
Diversified Financial Services	3.2
Capital Markets	3.1
Industrial Conglomerates	2.8
Healthcare Providers & Services	2.5
Healthcare Equipment & Supplies	2.5
Electric Utilities	2.2
Media	2.2
Computers & Peripherals	2.2
Diversified Consumer Services	2.2
Automobiles	2.0
Energy Equipment & Services	1.9
Multi-Utilities	1.8
Metals & Mining	1.8
IT Services	1.6
Wireless Telecommunication Services	1.5
Internet Software & Services	1.4
Insurance	1.4
Semiconductors & Semiconductor Equipment	1.4
Food & Staples Retailing	1.4
Textiles, Apparel & Luxury Goods	1.3
Airlines	1.3
Automotive Components	1.2
Construction & Engineering	1.2
Food Products	1.1
Electronic Equipment & Instruments	1.0
Electrical Equipment	0.8
Aerospace & Defense	0.8
Life Science Tools & Services	0.6
Commercial Services & Supplies	0.6
Biotechnology	0.6
Building Products	0.6
Containers & Packaging	0.5
Internet & Catalog Retail	0.4
Healthcare Techology	0.4
Household Durables	0.4
Consumer Finance	0.3
Beverages	0.3
Air Freight & Logistics	0.2
Paper & Forest Products	0.1

125.3
Liabilities in excess of other assets	(25.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $441,000,945:
Unaffiliated investments (cost $1,814,848,840)	$1,721,012,828
Affiliated investments (cost $460,728,726)	460,728,726
Receivable for investments sold	69,040,171
Dividends and interest receivable	8,433,095
Receivable for fund share sold	533,458
Prepaid expenses	1,643

Total Assets	2,259,749,921

LIABILITIES:
Payable to broker for collateral for securities on loan	459,144,475
Loan payable (Note 7)	54,440,000
Payable for fund share repurchased	3,627,246
Payable to custodian	752,119
Advisory fees payable	558,614
Payable for investments purchased	253,296
Accrued expenses and other liabilities	84,591
Shareholder servicing fees payable	12,987

Total Liabilities	518,873,328

NET ASSETS	$1,740,876,593

Net assets were comprised of:
Paid-in capital	$1,833,552,470
Retained earnings	(92,645,877)

Net assets, June 30, 2008	$1,740,876,593

Net asset value and redemption price per share, $1,740,876,593 / 165,234,113 outstanding shares of beneficial interest	$10.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,106,430 foreign withholding tax)	$15,731,524
Unaffiliated interest income	8,979,892
Affiliated income from securities lending, net	1,269,300
Affiliated dividend income	403,890

26,384,606

EXPENSES
Advisory fees	7,034,139
Shareholder servicing fees and expenses	579,282
Custodian and accounting fees	205,000
Loan interest expense (Note 7)	105,737
Audit fee	13,000
Insurance expenses	10,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	8,000
Legal fees and expenses	4,000
Shareholders’ reports	3,000
Miscellaneous	3,347

Total expenses	7,974,505

NET INVESTMENT INCOME	18,410,101

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(17,152,859)
Foreign currency transactions	(123,702)

(17,276,561)

Net change in unrealized appreciation (depreciation) on:
Investments	(175,116,256)
Foreign currencies	2,313

(175,113,943)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(192,390,504)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(173,980,403)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$18,410,101	$17,831,173
Net realized gain (loss) on investments and foreign currency transactions	(17,276,561)	18,634,693
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(175,113,943)	52,187,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(173,980,403)	88,653,798

DISTRIBUTIONS	(36,465,866)	(4,422,489)

FUND SHARE TRANSACTIONS:
Fund share sold [53,792,120 and 94,365,587 shares, respectively]	605,392,156	1,088,521,183
Fund share issued in reinvestment of distributions [3,306,062 and 380,921 shares, respectively]	36,465,866	4,422,489
Fund share repurchased [33,937,686 and 7,068,456 shares, respectively]	(367,329,868)	(78,274,932)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	274,528,154	1,014,668,740

TOTAL INCREASE IN NET ASSETS	64,081,885	1,098,900,049
NET ASSETS:
Beginning of period	1,676,794,708	577,894,659

End of period	$1,740,876,593	$1,676,794,708

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.2%
COMMON STOCKS
Aerospace — 1.3%
United Technologies Corp.	102,720	$6,337,824

Beverages — 5.9%
Fortune Brands, Inc.(a)	229,380	14,315,606
PepsiCo, Inc.	228,890	14,555,115

		28,870,721

Biotechnology — 2.2%
Genentech, Inc.*	141,960	10,774,764

Commercial Services — 2.6%
McGraw-Hill Cos., Inc. (The)(a)	315,283	12,649,154

Commercial Services – Finance — 1.6%
Visa, Inc. (Class A Stock)*	95,240	7,743,964

Computer Services — 5.5%
Western Union Co.	1,087,280	26,877,562

Computer Software — 9.8%
Activision, Inc.*(a)	341,220	11,625,365
Electronic Arts, Inc.*	420,400	18,678,372
Microsoft Corp.	631,484	17,372,125

		47,675,862

Financials — 5.4%
Charles Schwab Corp. (The)	802,940	16,492,387
CME Group, Inc.(a)	25,110	9,621,901

		26,114,288

Internet & Online — 3.4%
Google, Inc. (Class A Stock)*(a)	31,490	16,576,966

Medical Products — 8.8%
Baxter International, Inc.	227,610	14,553,384
St. Jude Medical, Inc.*	302,558	12,368,571
Thermo Fisher Scientific, Inc.*(a)	288,570	16,082,006

		43,003,961

Movies & Entertainment — 1.6%
Viacom, Inc. (Class B Stock)*(a)	263,840	8,057,674

Networking/Telecom Equipment — 6.5%
Cisco Systems, Inc.*(a)	702,790	16,346,895
Research In Motion Ltd. (Canada)*	131,150	15,331,435

		31,678,330

Oil & Gas — 14.1%
Chesapeake Energy Corp.(a)	282,350	18,623,806
Hess Corp.(a)	218,700	27,597,753
Suncor Energy, Inc. (Canada)	386,760	22,478,491

		68,700,050

Oil Well Services & Equipment — 6.3%
Schlumberger Ltd.(a)	112,820	12,120,253
Weatherford International Ltd.*(a)	372,780	18,486,160

		30,606,413

Pharmaceuticals — 7.4%
Amylin Pharmaceuticals, Inc.*(a)	403,943	10,256,113
Schering-Plough Corp.	747,240	14,713,155
Teva Pharmaceutical Industries Ltd., ADR (Israel)	241,020	11,038,716

		36,007,984

Retailing — 6.9%
Coach, Inc.*	353,860	10,219,477
Lowe’s Cos., Inc.	531,733	11,033,460
Target Corp.	263,430	12,246,860

		33,499,797

Semiconductors — 4.4%
QUALCOMM, Inc.(a)	478,600	21,235,482

Telecommunications — 6.5%
American Tower Corp. (Class A Stock)*	490,810	20,736,723
Crown Castle International Corp.*(a)	282,270	10,932,317

		31,669,040

TOTAL LONG-TERM INVESTMENTS (cost $425,500,629)		488,079,836

SHORT-TERM INVESTMENT — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $67,637,486; includes $64,769,094 of cash collateral for securities on loan)(b)(w) (Note 4)	67,637,486	67,637,486

TOTAL INVESTMENTS — 114.1% (cost $493,138,115; Note 6)		555,717,322
Liabilities in excess of other assets — (14.1)%		(68,530,469)

NET ASSETS — 100.0%		$487,186,853

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $62,472,038; cash collateral of $64,769,094 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$555,717,322	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$555,717,322	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Oil & Gas	14.1%
Affiliated Money Market Mutual Fund (13.3% represents investments purchased with collateral from securities on loan)	13.9
Computer Software	9.8
Medical Products	8.8
Pharmaceuticals	7.4
Retailing	6.9
Networking/Telecom Equipment	6.5
Telecommunications	6.5
Oil Well Services & Equipment	6.3
Beverages	5.9
Computer Services	5.5
Financials	5.4
Semiconductors	4.4
Internet & Online	3.4
Commercial Services	2.6
Biotechnology	2.2
Movies & Entertainment	1.6
Commercial Services – Finance	1.6
Aerospace	1.3

114.1
Liabilities in excess of other assets	(14.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $62,472,038:
Unaffiliated investments (cost $425,500,629)	$488,079,836
Affiliated investments (cost $67,637,486)	67,637,486
Dividends and interest receivable	138,226
Receivable for fund share sold	25,850
Prepaid expenses	6,215

Total Assets	555,887,613

LIABILITIES:
Payable to broker for collateral for securities on loan	64,769,094
Payable for investments purchased	1,521,262
Payable for fund share repurchased	1,492,490
Payable to custodian	699,164
Advisory fees payable	149,885
Accrued expenses and other liabilities	64,842
Shareholder servicing fees payable	4,023

Total Liabilities	68,700,760

NET ASSETS	$487,186,853

Net assets were comprised of:
Paid-in capital	$1,151,344,409
Retained earnings	(664,157,556)

Net assets, June 30, 2008	$487,186,853

Net asset value and redemption price per share, $487,186,853 / 18,568,441 outstanding shares of beneficial interest	$26.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,211 foreign withholding tax)	$1,700,201
Affiliated income from securities lending, net	195,318
Affiliated dividend income	69,357

1,964,876

EXPENSES
Advisory fees	2,271,875
Shareholder servicing fees and expenses	176,701
Custodian and accounting fees	48,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Insurance expenses	6,000
Trustees’ fees	2,000
Legal fees and expenses	2,000
Loan interest expense (Note 7)	1,032
Shareholders’ reports	1,000
Miscellaneous	6,697

Total expenses	2,533,305
Less: advisory fee waiver	(361,370)

Net expenses	2,171,935

NET INVESTMENT LOSS	(207,059)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(4,102,696)
Net change in unrealized appreciation (depreciation) on investments	(31,831,303)

NET LOSS ON INVESTMENTS	(35,933,999)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,141,058)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(207,059)	$665,656
Net realized gain (loss) on investment transactions	(4,102,696)	86,644,666
Net change in unrealized appreciation (depreciation) on investments	(31,831,303)	(4,581,204)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,141,058)	82,729,118

DISTRIBUTIONS	(665,656)	—

FUND SHARE TRANSACTIONS:
Fund share sold [543,095 and 1,535,571 shares, respectively]	14,560,049	41,826,457
Fund share issued in reinvestment of distributions [24,365 and 0 shares, respectively]	665,656	—
Fund share repurchased [3,187,043 and 6,728,682 shares, respectively]	(81,633,746)	(178,878,673)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(66,408,041)	(137,052,216)

TOTAL DECREASE IN NET ASSETS	(103,214,755)	(54,323,098)
NET ASSETS:
Beginning of period	590,401,608	644,724,706

End of period	$487,186,853	$590,401,608

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.3%
COMMON STOCKS
Advertising — 1.2%
Lamar Advertising Co. (Class A Stock)*(a)	66,091	$2,381,259
National CineMedia, Inc.	67,200	716,352

		3,097,611

Aerospace/Defense — 2.2%
Alliant Techsystems, Inc.*(a)	54,225	5,513,598

Apparel/Shoes — 2.0%
Coach, Inc.*(a)	179,330	5,179,050

Beverages — 0.8%
Hansen Natural Corp.*(a)	69,450	2,001,549

Commercial Services — 5.4%
Bankrate, Inc.*(a)	49,735	1,943,146
Iron Mountain, Inc.*	149,785	3,976,792
Western Union Co.	310,900	7,685,448

		13,605,386

Computer Services — 2.1%
Fiserv, Inc.*	120,100	5,448,937

Computer Software — 4.6%
Activision, Inc.*(a)	154,698	5,270,561
Citrix Systems, Inc.*	79,500	2,338,095
Electronic Arts, Inc.*	91,600	4,069,788

		11,678,444

Computer Networking — 0.8%
NetApp, Inc.*(a)	95,500	2,068,530

Consumer Products & Services — 5.6%
Chattem, Inc.*(a)	60,915	3,962,521
Fortune Brands, Inc.	91,100	5,685,551
Newell Rubbermaid, Inc.	268,830	4,513,656

		14,161,728

Data Processing — 0.9%
Paychex, Inc.(a)	72,400	2,264,672

Drugs & Medicine — 2.1%
Amylin Pharmaceuticals, Inc.*(a)	214,200	5,438,538

Electronic Components — 4.8%
Amphenol Corp. (Class A Stock)(a)	119,672	5,370,879
Energizer Holdings, Inc.*(a)	27,600	2,017,284
Gentex Corp.	327,913	4,735,064

		12,123,227

Electronics — 1.8%
FLIR Systems, Inc.*(a)	116,000	4,706,120

Entertainment & Leisure — 3.0%
Mattel, Inc.	59,900	1,025,488
NetFlix, Inc.*(a)	192,900	5,028,903
Pinnacle Entertainment, Inc.*(a)	155,800	1,634,342

		7,688,733

Financial Services — 5.2%
Discover Financial Services	180,300	2,374,551
Global Payments, Inc.	126,921	5,914,519
Raymond James Financial, Inc.	184,400	4,866,316

		13,155,386

Healthcare Services — 4.2%
Charles River Laboratories International, Inc.*(a)	104,845	6,701,692
Laboratory Corp. of America Holdings*(a)	56,600	3,941,058

		10,642,750

Home Furnishings — 1.5%
Harman International Industries, Inc.	93,000	3,849,270

Industrial Products — 0.8%
Roper Industries, Inc.(a)	29,700	1,956,636

Internet Services — 2.5%
Equinix, Inc.*(a)	70,250	6,267,705

Machinery & Equipment — 1.0%
Kennametal, Inc.	74,490	2,424,650

Manufacturing — 1.6%
Rockwell Automation, Inc.	91,421	3,997,840

Media — 0.9%
Entravision Communications Corp. (Class A Stock)*(a)	592,382	2,381,376

Medical Products — 5.6%
C.R. Bard, Inc.	61,593	5,417,104
Henry Schein, Inc.*	51,711	2,666,736
St. Jude Medical, Inc.*	126,000	5,150,880
Zimmer Holdings, Inc.*	19,400	1,320,170

		14,554,890

Medical Supplies & Equipment — 1.7%
Thermo Fisher Scientific, Inc.*	78,908	4,397,543

Oil & Gas — 11.9%
Chesapeake Energy Corp.	90,900	5,995,764
Continental Resources, Inc.*(a)	81,700	5,663,444
Hess Corp.	53,800	6,789,022
Quicksilver Resources, Inc.*(a)	114,470	4,423,121
Rex Energy Corp.*	62,259	1,643,637
Whiting Petroleum Corp.*(a)	54,600	5,791,968

		30,306,956

Oil Well Services & Equipment — 8.3%
Cameron International Corp.*	83,200	4,605,120
Dresser-Rand Group, Inc.*	115,200	4,504,320
W-H Energy Services, Inc.*	33,400	3,197,716
Weatherford International Ltd.*	177,500	8,802,225

		21,109,381

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Producer Goods — 1.0%
WW Grainger, Inc.(a)	31,225	$2,554,205

Real Estate Operating Company — 2.2%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	288,200	5,533,440

Retail — 2.3%
Advance Auto Parts, Inc.	65,737	2,552,568
Dick’s Sporting Goods, Inc.*(a)	106,135	1,882,835
J.C. Penney Co., Inc.	37,400	1,357,246

		5,792,649

Semiconductors — 4.1%
FormFactor, Inc.*(a)	175,445	3,233,451
Linear Technology Corp.	104,607	3,407,050
Tessera Technologies, Inc.*(a)	237,400	3,886,238

		10,526,739

Technology Services — 1.8%
Cognizant Technology Solutions Corp. (Class A Stock)*(a)	141,222	4,591,127

Telecommunications — 6.4%
American Tower Corp. (Class A Stock)*	104,100	4,398,225
Crown Castle International Corp.*(a)	92,775	3,593,176
MetroPCS Communications, Inc.*(a)	186,200	3,297,602
NeuStar, Inc. (Class A Stock)*	126,907	2,736,115
tw telecom, inc.*	147,700	2,367,631

		16,392,749

TOTAL LONG-TERM INVESTMENTS (cost $253,954,364)		255,411,415

SHORT-TERM INVESTMENT — 35.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $89,957,180; includes $89,919,419 of cash collateral for securities on loan)(b)(w) (Note 4)	89,957,180	89,957,180

TOTAL INVESTMENTS — 135.7% (cost $343,911,544; Note 6)		345,368,595
Liabilities in excess of other assets — (35.7)%		(90,810,985)

NET ASSETS — 100.0%		$254,557,610

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $86,292,410; cash collateral of $89,919,419 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$345,368,595	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$345,368,595	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund
(35.3% represents investments purchased with collateral from securities on loan)	35.4%
Oil & Gas	11.9
Oil Well Services & Equipment	8.3
Telecommunications	6.4
Consumer Products & Services	5.6
Medical Products	5.6
Commercial Services	5.4
Financial Services	5.2
Electronic Components	4.8
Computer Software	4.6
Healthcare Services	4.2
Semiconductors	4.1
Entertainment & Leisure	3.0
Internet Services	2.5
Retail	2.3
Real Estate Operating Company	2.2
Aerospace/Defense	2.2
Computer Services	2.1
Drugs & Medicine	2.1
Apparel/Shoes	2.0
Electronics	1.8
Technology Services	1.8

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Medical Supplies & Equipment	1.7%
Manufacturing	1.6
Home Furnishings	1.5
Advertising	1.2
Producer Goods	1.0
Machinery & Equipment	1.0
Media	0.9
Data Processing	0.9
Computer Networking	0.8
Beverages	0.8
Industrial Products	0.8

135.7
Liabilities in excess of other assets	(35.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $86,292,410:
Unaffiliated investments (cost $253,954,364)	$255,411,415
Affiliated investments (cost $89,957,180)	89,957,180
Cash	20,591
Receivable for investments sold	6,352,591
Dividends and interest receivable	124,262
Prepaid expenses	5,752

Total Assets	351,871,791

LIABILITIES:
Payable to broker for collateral for securities on loan	89,919,419
Payable for fund share repurchased	3,515,589
Payable for investments purchased	2,350,580
Loan payable (Note 7)	1,400,000
Advisory fees payable	89,531
Accrued expenses and other liabilities	37,056
Shareholder servicing fees payable	2,006

Total Liabilities	97,314,181

NET ASSETS	$254,557,610

Net assets were comprised of:
Paid-in capital	$249,311,243
Retained earnings	5,246,367

Net assets, June 30, 2008	$254,557,610

Net asset value and redemption price per share, $254,557,610 / 54,453,753 outstanding shares of beneficial interest	$4.67

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income	$776,830
Affiliated income from securities lending, net	442,319
Affiliated dividend income	71,945

1,291,094

EXPENSES
Advisory fees	1,325,388
Shareholder servicing fees and expenses	92,777
Custodian and accounting fees	42,000
Loan interest expense (Note 7)	9,332
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Shareholders’ reports	2,000
Miscellaneous	5,013

Total expenses	1,507,510
Less: advisory fee waiver	(13,876)

Net expenses	1,493,634

NET INVESTMENT LOSS	(202,540)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	6,430,635
Net change in unrealized appreciation (depreciation) on investments	(24,556,263)

NET LOSS ON INVESTMENTS	(18,125,628)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,328,168)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(202,540)	$(1,259,357)
Net realized gain on investment transactions	6,430,635	48,288,106
Net change in unrealized appreciation (depreciation) on investments	(24,556,263)	9,536,888

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,328,168)	56,565,637

DISTRIBUTIONS	(46,833,746)	—

FUND SHARE TRANSACTIONS:
Fund share sold [7,439,200 and 10,135,177 shares, respectively]	42,578,364	57,577,324
Fund share issued in reinvestment of distributions [9,499,746 and 0 shares, respectively]	46,833,746	—
Fund share repurchased [17,753,749 and 19,256,990 shares, respectively]	(93,766,045)	(106,335,308)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(4,353,935)	(48,757,984)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(69,515,849)	7,807,653
NET ASSETS:
Beginning of period	324,073,459	316,265,806

End of period	$254,557,610	$324,073,459

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace — 0.5%
AAR Corp.*(a)	41,106	$556,164

Airlines — 0.2%
Alaska Air Group, Inc.*	13,413	205,755

Automotive Parts — 0.7%
Asbury Automotive Group, Inc.	60,480	777,168

Banking — 0.1%
Home BancShares, Inc.(a)	5,819	130,811
Virginia Commerce Bancorp, Inc.*	3,766	19,546

		150,357

Basic Materials – Chemical — 1.4%
Minerals Technologies, Inc.	25,285	1,607,873

Basic Materials – Forest — 1.3%
Caraustar Industries, Inc.*(a)	124,169	361,332
Universal Forest Products, Inc.	37,315	1,117,957

		1,479,289

Basic Materials – Mining — 1.4%
Commercial Metals Co.	16,498	621,974
Mueller Industries, Inc.	31,019	998,812

		1,620,786

Chemicals — 3.9%
Fuller (H.B.) Co.(a)	69,978	1,570,306
KMG Chemicals, Inc.	41,568	429,398
PolyOne Corp.*(a)	173,765	1,211,142
Sensient Technologies Corp.(a)	44,895	1,264,243

		4,475,089

Commercial Services — 0.4%
Interactive Data Corp.	16,449	413,363

Computer Services & Software — 3.4%
ACI Worldwide, Inc.*(a)	19,474	342,548
Avid Technology, Inc.*(a)	51,666	877,805
Brocade Communications Systems, Inc.*(a)	34,693	285,870
FactSet Research Systems, Inc.	4,285	241,503
Intervoice, Inc.*(a)	60,481	344,742
Monotype Imaging Holdings, Inc.*	32,081	390,746
Parametric Technology Corp.*(a)	41,328	688,938
Progress Software Corp.*	17,454	446,299
Taleo Corp. (Class A Stock)*	18,323	358,947

		3,977,398

Computers — 0.3%
Palm, Inc.(a)	57,777	311,418

Construction — 0.7%
Ryland Group, Inc.(a)	35,788	780,536

Consumer Cyclicals – Construction — 1.3%
Comfort Systems USA, Inc.(a)	109,287	1,468,817

Consumer Cyclicals – Leisure & Entertainment — 0.5%
Fossil, Inc.*(a)	22,051	641,023

Consumer Cyclicals – Motor Vehicle — 0.9%
Commercial Vehicle Group, Inc.*(a)	49,970	467,219
Tenneco Automotive, Inc.*(a)	44,526	602,437

		1,069,656

Consumer Cyclicals – Retail Apparel — 2.7%
Aaron Rents, Inc.	44,061	983,882
Big Lots, Inc.*(a)	43,763	1,367,156
Gymboree Corp.*	7,888	316,073
K-Swiss, Inc. (Class A Stock)	30,493	448,247

		3,115,358

Consumer Products & Services — 0.3%
Prestige Brands Holdings, Inc.*	33,906	361,438

Consumer Staples – Home Products — 0.9%
Elizabeth Arden, Inc.*(a)	66,494	1,009,379
Jarden Corp.*	4,594	83,795

		1,093,174

Consumer Staples – Restaurants — 0.3%
California Pizza Kitchen, Inc.*	31,858	356,491

Diversified Financial Services — 0.2%
BGC Partners, Inc. (Class A Stock)*	34,828	262,951

Diversified Operations — 0.4%
Compass Diversified Trust	36,631	418,692

Electrical Utilities — 1.0%
Cleco Corp.	50,772	1,184,511

Electronic Components & Equipment — 2.6%
Empire District Electric Co. (The)	37,009	686,147
Belden CTD, Inc.	22,743	770,533
Convergys Corp.*	24,771	368,097
Electronics For Imaging, Inc.*(a)	83,491	1,218,968

		3,043,745

Energy – Energy Resources — 1.2%
Parallel Petroleum Corp.*(a)	70,408	1,417,313

Energy – Oil Services — 3.1%
Oil States International, Inc.*(a)	27,007	1,713,324
Petroleum Development Corp.*	27,970	1,859,725

		3,573,049

Entertainment & Leisure — 0.1%
Isle of Capri Casinos, Inc.*(a)	15,605	74,748

Equipment Services — 2.1%
RSC Holdings, Inc.*(a)	97,027	898,470
Watsco, Inc.(a)	37,365	1,561,857

		2,460,327

Financial – Bank & Trust — 10.7%
Bancorp Bank (The)*(a)	47,295	360,388
Bank of Hawaii Corp.(a)	7,904	377,811
Bank of the Ozarks, Inc.	32,732	486,398

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
Berkshire Hills Bancorp, Inc.	11,235	$265,708
Bridge Capital Holdings*(a)	10,473	123,372
Brookline Bancorp, Inc.(a)	67,456	644,205
Cardinal Financial Corp.	39,713	248,603
Cascade Bancorp(a)	9,737	74,975
CoBiz, Inc.	47,650	313,537
Columbia Banking System, Inc.	6,838	132,179
F.N.B. Corp.(a)	49,262	580,306
Glacier Bancorp, Inc.	69,968	1,118,788
Hancock Holding Co.(a)	19,362	760,733
IBERIABANK Corp.	14,440	642,147
KBW, Inc.*(a)	20,308	417,939
Millennium Bankshares Corp.	29,163	131,233
NewAlliance Bancshares, Inc.(a)	42,898	535,367
PacWest Bancorp	8,918	132,700
Preferred Bank(a)	14,241	73,768
Prosperity Bancshares, Inc.(a)	44,343	1,185,288
SCBT Financial Corp.	1,939	55,378
Seacoast Banking Corp. of Florida(a)	12,246	95,029
Signature Bank*	51,345	1,322,647
Southcoast Financial Corp.*	15,256	209,239
Sterling Bancorp	16,154	193,040
Summit State Bank	11,241	78,125
Texas Capital Bancshares, Inc.*(a)	30,055	480,880
Trico Bancshares	11,485	125,761
UMB Financial Corp.(a)	10,098	517,724
United Community Banks, Inc.(a)	27,232	232,289
Washington Federal, Inc.(a)	13,389	242,341
Washington Trust Bancorp, Inc.	2,547	50,176
Westamerica Bancorp(a)	2,232	117,381

		12,325,455

Financial – Brokerage — 0.6%
Knight Trading Group, Inc. (Class A Stock)*(a)	23,231	417,694
Sterling Bancshares, Inc.	26,859	244,148

		661,842

Financial Services — 3.8%
Apollo Investment Corp.(a)	30,752	440,676
Financial Federal Corp.(a)	42,673	937,099
First Financial Bankshare	29,073	1,331,834
Flushing Financial Corp.	9,941	188,382
Gladstone Capital Corp.(a)	22,672	345,521
Highland Distressed Opportunities, Inc.	53,310	305,999
Nexity Financial Corp.*	15,338	71,322
PennantPark Investment Corp.	42,436	305,964
Pinnacle Financial Partners, Inc.*(a)	14,109	283,450
WSFS Financial Corp.	3,015	134,469

		4,344,716

Food — 0.3%
Nash Finch Co.(a)	8,651	296,470

Healthcare — 1.0%
Omega Healthcare Investors, Inc.(a)	66,659	1,109,872

Healthcare – Drugs — 0.4%
Medarex, Inc.*(a)	63,600	420,396

Healthcare Services — 1.7%
American Healthways, Inc.*	18,598	550,501
Edwards Lifesciences Corp.*(a)	13,795	855,842
LHC Group, Inc.*(a)	24,144	561,348

		1,967,691

Industrials – Components — 2.9%
Actuant Corp. (Class A Stock)(a)	33,752	1,058,125
Applied Industrial Technologies, Inc.(a)	57,339	1,385,872
Wabash National Corp.	118,728	897,584

		3,341,581

Industrials – Electrical Equipment — 1.8%
Anixter International, Inc.*(a)	25,183	1,498,137
Franklin Electric Co., Inc.(a)	16,029	621,604

		2,119,741

Industrials – Machinery — 1.6%
MTS Systems Corp.	20,618	739,774
Tennant Co.	37,244	1,119,927

		1,859,701

Insurance – Life Insurance — 0.9%
American Equity Investment Life Holding Co.(a)	126,757	1,033,070

Insurance – Property Insurance — 5.3%
Aspen Insurance Holdings Ltd. (Bermuda)	26,668	631,232
Donegal Group, Inc.(a)	26,770	424,840
Max Capital Group Ltd. (Bermuda)(a)	55,219	1,177,821
Meadowbrook Insurance Group, Inc.	78,745	417,348
National Atlantic Holdings Corp.*	29,888	180,822
Navigators Group, Inc.*(a)	7,221	390,295
ProAssurance Corp.*(a)	29,325	1,410,826
Procentury Corp.	52,992	839,393
RLI Corp.	13,080	647,068

		6,119,645

Investment Companies — 0.3%
Ares Capital Corp.	32,798	330,604

Medical Supplies & Equipment — 4.3%
American Medical Systems Holdings, Inc.*(a)	92,875	1,388,481
Cardiac Science Corp.*	101,833	835,031
Perkinelmer, Inc.(a)	21,238	591,478
PSS World Medical, Inc.*(a)	55,149	898,929
Symmetry Medical, Inc.*(a)	75,507	1,224,723

		4,938,642

Metals & Mining — 1.2%
Kaiser Aluminum Corp.	26,678	1,428,073

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Oil & Gas — 3.3%
Approach Resources, Inc.*	10,920	$292,547
Carrizo Oil & Gas, Inc.*(a)	6,696	455,931
Dril-Quip, Inc.*	10,249	645,687
NGAS Resources, Inc.*	18,763	174,121
Rex Energy Corp.*(a)	84,889	2,241,069

		3,809,355

Office Supplies — 0.5%
School Specialty, Inc.*(a)	17,661	525,061

Real Estate Investment Trusts – Apartment — 1.2%
American Campus Communities, Inc.(a)	49,637	1,381,894

Real Estate Investment Trusts – Mortgage — 1.0%
MFA Mortgage Investments, Inc.	178,494	1,163,781

Real Estate Investment Trusts – Office Industrial — 1.3%
Parkway Properties, Inc.(a)	44,132	1,488,572

Real Estate Investment Trusts – Other REITs — 3.0%
Biomed Realty Trust, Inc.	49,426	1,212,420
Cogdell Spencer, Inc.	22,848	371,280
Digital Realty Trust, Inc.(a)	30,705	1,256,142
U-Store-It Trust	50,214	600,057

		3,439,899

Real Estate Investment Trusts – Retail — 1.7%
Acadia Realty Trust(a)	38,786	897,896
National Retail Properties(a)	51,351	1,073,236

		1,971,132

Restaurants — 1.1%
CEC Entertainment, Inc.*(a)	23,918	669,943
Cheesecake Factory, Inc. (The)*(a)	35,225	560,430
Einstein Noah Restaurant Group, Inc.*	7,030	77,822

		1,308,195

Retail & Merchandising — 1.9%
Aeropostale, Inc.*(a)	13,423	420,543
Cache, Inc.*(a)	65,990	706,093
Casey’s General Stores, Inc.(a)	27,767	643,361
Pacific Sunwear of California*(a)	52,096	444,379

		2,214,376

Semiconductors — 2.4%
Cirrus Logic, Inc.*(a)	69,496	386,398
Emulex Corp.*(a)	54,579	635,845
FormFactor, Inc.*(a)	22,129	407,837
Integrated Device Technology, Inc.*	18,849	187,359
ON Semiconductor Corp.*(a)	70,215	643,872
Semtech Corp.*(a)	38,224	537,812

		2,799,123

Services – Environmental — 0.9%
Waste Connections, Inc.*(a)	32,758	1,045,963

Services – Industrial Services — 1.6%
G & K Services, Inc.(a)	29,819	908,287
On Assignment, Inc.*(a)	40,354	323,639
Resources Connection, Inc.	31,300	636,955

		1,868,881

Services – Telephone — 0.3%
Alaska Communications Systems Group, Inc.	30,265	361,364

Software — 1.4%
JDA Software Group, Inc.*(a)	26,763	484,410
Lawson Software, Inc.*(a)	101,088	734,910
Sybase, Inc.*(a)	15,786	464,424

		1,683,744

Technology – Internet — 0.3%
Ariba, Inc.*(a)	27,419	403,334

Telecommunications — 3.0%
Plantronics, Inc.(a)	47,815	1,067,231
Polycom, Inc.*(a)	10,195	248,350
Premiere Global Services, Inc.*(a)	31,749	462,900
RCN Corp.*(a)	56,632	610,493
Syniverse Holdings, Inc.*	33,908	549,310
Tekelec*(a)	39,795	585,385

		3,523,669

Transportation – Airlines — 0.7%
AirTran Holdings, Inc.*(a)	375,045	765,092

Transportation – Truck Freight — 0.9%
Forward Air Corp.	7,471	258,497
Heartland Express, Inc.(a)	54,364	810,567

		1,069,064

Utilities — 0.2%
UIL Holdings Corp.	1,931	56,791
Unisource Energy Corp.(a)	6,502	201,627

		258,418

Utilities – Electrical Utilities — 3.2%
El Paso Electric Co.*(a)	106,306	2,104,859
MGE Energy, Inc.	10,676	348,251
Sierra Pacific Resources	18,737	238,147
Westar Energy, Inc.(a)	45,498	978,662

		3,669,919

Utilities – Gas Utilities — 0.9%
South Jersey Industries, Inc.	9,419	351,894
Southwest Gas Corp.	25,103	746,312

		1,098,206

TOTAL LONG-TERM INVESTMENTS (cost $130,107,974)		115,043,030

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 51.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $59,043,155; includes $59,039,498 of cash collateral for securities on loan)(b)(w) (Note 4)	59,043,155	$59,043,155

TOTAL INVESTMENTS — 150.5% (cost $189,151,129; Note 6)		174,086,185
Liabilities in excess of other assets — (50.5)%		(58,451,511)

NET ASSETS — 100.0%		$115,634,674

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $55,069,155; cash collateral of $59,039,498 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$174,086,185	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$174,086,185	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (51.0% represents investments purchased with collateral from securities on loan)	51.0%
Financial – Bank & Trust	10.7
Insurance – Property Insurance	5.3
Medical Supplies & Equipment	4.3
Chemicals	3.9
Financial Services	3.8
Computer Services & Software	3.4
Oil & Gas	3.3
Utilities – Electrical Utilities	3.2
Energy – Oil Services	3.1
Telecommunications	3.0
Real Estate Investment Trusts – Other REITs	3.0
Industrials – Components	2.9
Consumer Cyclicals – Retail Apparel	2.7
Electronic Components & Equipment	2.6
Semiconductors	2.4
Equipment Services	2.1
Retail & Merchandising	1.9
Industrials – Electrical Equipment	1.8
Real Estate Investment Trusts – Retail	1.7
Healthcare Services	1.7
Industrials – Machinery	1.6
Services – Industrial Services	1.6
Software	1.4
Basic Materials – Mining	1.4
Basic Materials – Chemical	1.4
Real Estate Investment Trusts – Office Industrial	1.3
Basic Materials – Forest	1.3
Consumer Cyclicals – Construction	1.3
Metals & Mining	1.2
Energy – Energy Resources	1.2
Real Estate Investment Trusts – Apartment	1.2
Restaurants	1.1
Electrical Utilities	1.0
Real Estate Investment Trusts – Mortgage	1.0
Healthcare	1.0
Utilities – Gas Utilities	0.9
Consumer Staples – Home Products	0.9
Consumer Cyclicals – Motor Vehicle	0.9
Transportation – Truck Freight	0.9
Services – Environmental	0.9
Insurance – Life Insurance	0.9
Construction	0.7
Automotive Parts	0.7
Transportation – Airlines	0.7
Financial – Brokerage	0.6
Consumer Cyclicals – Leisure & Entertainment	0.5
Aerospace	0.5
Office Supplies	0.5
Healthcare – Drugs	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Diversified Operations	0.4%
Commercial Services	0.4
Technology – Internet	0.3
Consumer Products & Services	0.3
Consumer Staples – Restaurants	0.3
Services – Telephone	0.3
Investment Companies	0.3
Computers	0.3
Food	0.3
Diversified Financial Services	0.2
Utilities	0.2
Airlines	0.2
Banking	0.1
Entertainment & Leisure	0.1

150.5
Liabilities in excess of other assets	(50.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2008
ASSETS:
Investments at value, including securities on loan of $55,069,155:
Unaffiliated investments (cost $130,107,974)	$115,043,030
Affiliated investments (cost $59,043,155)	59,043,155
Cash	505,349
Receivable for investments sold	686,098
Dividends and interest receivable	138,367
Prepaid expenses	340

Total Assets	175,416,339

LIABILITIES:
Payable to broker for collateral for securities on loan	59,039,498
Payable for investments purchased	422,073
Payable for fund share repurchased	216,926
Advisory fees payable	58,975
Accrued expenses and other liabilities	43,282
Shareholder servicing fees payable	911

Total Liabilities	59,781,665

NET ASSETS	$115,634,674

Net assets were comprised of:
Paid-in capital	$130,209,172
Retained earnings	(14,574,498)

Net assets, June 30, 2008	$115,634,674

Net asset value and redemption price per share, $115,634,674 / 13,634,581 outstanding shares of beneficial interest	$8.48

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income	$1,030,975
Affiliated income from securities lending, net	198,000
Affiliated dividend income	32,683

1,261,658

EXPENSES
Advisory fees	614,642
Shareholder servicing fees and expenses	45,289
Custodian and accounting fees	32,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Shareholders’ reports	1,000
Loan interest expense (Note 7)	932
Miscellaneous	4,404

Total expenses	726,267

NET INVESTMENT INCOME	535,391

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	1,299,598
Net change in unrealized appreciation (depreciation) on investments	(10,388,201)

NET LOSS ON INVESTMENTS	(9,088,603)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,553,212)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$535,391	$1,723,193
Net realized gain on investment transactions	1,299,598	27,665,225
Net change in unrealized appreciation (depreciation) on investments	(10,388,201)	(36,092,146)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(8,553,212)	(6,703,728)

DISTRIBUTIONS	(29,388,418)	(47,626,634)

FUND SHARE TRANSACTIONS:
Fund share sold [80,032 and 90,450 shares, respectively]	933,705	1,573,754
Fund share issued in reinvestment of distributions [3,197,869 and 4,123,518 shares, respectively]	29,388,418	47,626,634
Fund share repurchased [2,358,746 and 3,946,215 shares, respectively]	(25,724,458)	(72,138,266)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	4,597,665	(22,937,878)

TOTAL DECREASE IN NET ASSETS	(33,343,965)	(77,268,240)
NET ASSETS:
Beginning of period	148,978,639	226,246,879

End of period	$115,634,674	$148,978,639

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 102.1%

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 0.2%
Ford Credit Auto Owner Trust, Series 2008-C, Class A3 (cost $700,000)	Aaa	3.891	%(c)	06/15/12		$700	$706,913

BANK NOTES(c) — 8.4%
AES Corp., Term B (original cost $1,100,198; purchased
04/14/08 – 05/21/08)(f)(g)	Ba+	5.98%		04/30/10		1,100	1,091,750
AES Corp., Term B (original cost $280,084; purchased 10/22/07 – 03/20/08)(f)(g)	Ba+	6.36%		04/30/10		280	275,575
AES Corp., Term B (original cost $83,363; purchased 05/21/08)(f)(g)	Ba+	6.74%		04/30/10		83	82,083
AES Corp., Term B (original cost $537,375; purchased 01/24/07)(f)(g)	Ba+	7.96%		04/30/10		537	532,869
Chrysler Finco Term (original cost $2,828,625; purchased 07/31/07, 11/28/07)(f)(g)	Ba-	6.78%		08/03/12		2,978	2,441,550
Community Health System (original cost $703,656; purchased 06/28/07 – 12/04/07)(f)(g)	Ba	4.90%		07/02/14		704	662,384
Community Health System (original cost $46,404; purchased 06/28/07)(f)(g)	Ba	4.00%		07/02/14		46	43,682
Community Health System, Term B (original cost $219,005; purchased 05/29/08)(f)(g)	Ba	4.73%		07/25/14		219	206,917
CSC Holdings, Inc., Term B (original cost $1,968,403; purchased 05/04/06, 07/12/07)(f)(g)	Ba	4.23%		02/24/13		1,960	1,858,946
Ferrovial Term Loan Class B, (United Kingdom)	Ba-	9.64%		04/07/11	GBP	483	842,635
Ford Motor Co., Term B (original cost $3,992,198; purchased 12/12/06 – 05/21/08)(f)(g)	Ba-	5.48%		11/29/13		4,214	3,391,461
Georgia Pacific Corp., Term Loan B (original cost $87,464; purchased 02/12/08)(f)(g)	Ba+	4.40%		12/20/12		97	91,624
Georgia Pacific Corp., Term Loan B (original cost $699,708; purchased 02/12/08)(f)(g)	Ba+	4.45%		12/20/12		777	732,994
Georgia Pacific Corp., Term Loan B (original cost $66,800; purchased 02/12/08)(f)(g)	Ba+	4.55%		12/20/12		74	69,978
Georgia Pacific Corp., Term Loan B, 144A (original cost $43,732; purchased 02/12/08)(f)(g)	Ba+	4.45%		12/20/12		49	45,812
HCA, Inc., Term B (original cost $1,481,250; purchased 11/14/06)(f)(g)	Ba-	5.05%		11/16/13		1,481	1,389,104
Local Insight, Term B (original cost $675,000; purchased 04/21/08)(f)(g)	Ba-	7.75%		04/21/15		750	686,250
MGM Studios, Term B (original cost $1,922,909; purchased
11/13/06)(f)(g)	Ba-	6.05%		04/08/12		1,945	1,587,781
Nordic Telephone, Term B (Denmark) (original cost $642,183; purchased 05/04/06)(f)(g)	Ba+	6.34%		11/30/14	EUR	498	752,145
Nordic Telephone, Term C (Denmark) (original cost $901,037; purchased 05/04/06)(f)(g)	Ba+	6.59%		11/30/14	EUR	699	1,069,579
Nuveen Investments (original cost $224,644; purchased 04/14/08)(f)(g)	Ba-	5.48%		11/02/14		227	211,247
Nuveen Investments (original cost $13,909; purchased 05/21/08)(f)(g)	Ba-	5.48%		11/02/14		14	13,077
Nuveen Investments (original cost $256,587; purchased 11/02/07)(f)(g)	Ba-	5.48%		11/02/14		259	241,425
Roundy’s, Inc., Term B (original cost $1,844,779; purchased 05/04/06 – 06/26/08)(f)(g)	Ba-	5.23%		10/27/11		1,831	1,753,305
Roundy’s, Inc., Term B (original cost $125,388; purchased 06/26/08)(f)(g)	Ba-	5.23%		10/27/11		124	118,788
Roundy’s, Inc., Term B (original cost $5,016, purchased 01/03/08)	Ba-	5.23%		10/27/11		5	4,752
Thomson Learning, Term B (original cost $1,839,673; purchased 06/27/07)(f)(g)	B+(d)	4.98%		06/27/14		1,858	1,682,651

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK NOTES (Continued)
Thomson Learning, Term B	B+(d)	4.98%	06/27/14	$236	$214,145
Travelport Synthetic (original cost $269,227; purchased 11/13/06)(f)(g)	Ba-	5.05%	08/01/13	268	240,007
Travelport Term Loan (original cost $1,339,905; purchased 11/13/06)(f)(g)	Ba-	4.73%	08/22/13	1,334	1,196,145
Tribune Co., Term B (original cost $1,108,933; purchased 06/18/08)(f)(g)	Ba	5.48%	06/04/14	1,464	1,077,824
Tribune Co.,Term X (original cost $816,640; purchased 05/17/07, 10/09/07)(f)(g)	Ba	5.48%	05/30/09	817	780,938
Univision Communications, Inc., Term B (original cost $1,879,195; purchased 03/16/07 – 11/07/07)(f)(g)	Ba-	5.15%	09/15/14	1,879	1,540,470
Univision Communications, Inc., Term DD (original cost $120,805; purchased 10/19/07 – 05/06/08)(f)(g)	Ba-	4.73%	09/15/14	121	99,030
UPC Broadband Holdings, Term M (Netherlands) (original cost $2,530,546; purchased 04/05/07)(f)(g)	Ba-	6.47%	12/31/14	EUR 1,883	2,729,244
VNU/Nielsen Finance LLC, Term B (original cost $2, 971,925; purchased 11/13/06 – 05/21/08)(f)(g)	B+(d)	4.73%	08/09/13	2,955	2,750,801
Wind Acquisitions Finance, Term B, 144A (original cost $467,452; purchased 12/07/06 – 04/21/08)(f)(g)	B-(d)	9.98%	12/21/11	467	465,894

TOTAL BANK NOTES (cost $35,258,881)					32,974,862

CORPORATE BONDS — 86.1%
Advertising — 1.1%
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875%	01/15/16	3,100	1,860,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes, 144A (original cost $4,097,500; purchased 09/19/07 – 09/28/07)(f)(g)	B3	8.875%	10/15/17	4,050	2,409,750

					4,269,750

Airlines — 0.1%
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.071%	03/01/13	243	244,266

Apparel — 0.1%
Quicksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15	515	437,750

Automotive — 4.2%
Advanced Accessory Systems LLC, Sr. Notes	NR	10.75%	06/15/11	250	256,901
Allison Transmission Gtd. Notes, 144A (original cost $2,013,563; purchased 10/11/07– 05/12/08)(a)(f)(g)	Caa1	11.00%	11/01/15	2,100	1,879,500
Allison Transmission, Gtd. Notes, 144A, PIK (original cost $425,000; purchased 10/12/07)(f)(g)	Caa1	11.25%	11/01/15	425	367,625
ArvinMeritor, Inc., Sr. Unsec’d. Notes(a)	B2	8.125%	09/15/15	2,525	1,982,125
ArvinMeritor, Inc., Sr. Unsec’d. Notes	B2	8.75%	03/01/12	2,125	1,870,000
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	B3	7.00%	12/15/12	1,400	1,169,000
General Motors Corp., Sr. Unsec’d. Notes	Caa1	7.40%	09/01/25	570	293,550
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa1	7.70%	04/15/16	1,670	1,014,525
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa1	8.25%	07/15/23	2,205	1,284,412
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B2	7.857%	08/15/11	250	248,438
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes(a)	Ba3	9.00%	07/01/15	1,308	1,304,730
Tenneco, Inc., Sr. Sec’d. Notes	Ba3	10.25%	07/15/13	125	130,781
Tenneco, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,471,138; purchased 11/01/07 – 04/15/08)(f)(g)	B2	8.125%	11/15/15	1,470	1,330,350
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $1,851,325; purchased 03/21/07 – 06/18/08)(a)(f)(g)	Ba3	7.00%	03/15/14	1,910	1,656,925
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $2,065,600; purchased 09/26/07 – 05/02/08)(a)(f)(g)	Ba3	7.25%	03/15/17	2,120	1,780,800

					16,569,662

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Building Materials — 0.3%
Grohe Holding GMBH, Sr. Sec’d. Notes (Germany)	B3	8.625%		10/01/14	EUR 850	$990,333
Business Services — 1.3%
Buhrmann US, Inc., Gtd. Notes	B2	7.875%		03/01/15	$1,575	1,759,873
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $2,435,338; purchased 03/06/07 – 06/03/08)(f)(g)	Ba2	7.75%		12/15/25	2,435	2,398,475
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $425,000; purchased 04/25/07)(f)(g)	B1	6.75%		05/01/14	425	384,625
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $425,000; purchased 04/25/07)(f)(g)	B1	7.00%		05/01/17	425	375,063

						4,918,036

Cable — 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(a)	Caa1	8.75%		11/15/13	2,400	2,208,000
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A (original cost $1,702,000; purchased 04/15/08 – 06/05/08)(a)(f)(g)	B3	8.375%		04/30/14	1,750	1,658,125
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		04/01/11	100	98,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		07/15/18	3,350	3,082,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13	1,235	1,176,337
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	4,310	3,975,975
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR 1,500	2,095,995
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B3	8.625%		01/15/14	EUR 1,000	1,448,500

						15,742,932

Chemicals — 1.9%
Ineos Group Holdings PLC, Sec’d. Notes (United Kingdom)	B3	7.875%		02/15/16	EUR 850	866,541
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom) (original cost $2,468,275; purchased
10/12/06 – 05/05/08)(f)(g)	B3	8.50%		02/15/16	2,845	1,870,588
KRATON Polymers LLC, Gtd. Notes	Caa1	8.125%		01/15/14	1,185	604,350
Nalco Co., Gtd. Notes(a)	B3	8.875%		11/15/13	2,125	2,178,125
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR 1,250	1,795,864

						7,315,468

Commercial Services — 0.7%
Aramark Corp., Gtd. Notes(a)	B3	6.373	%(c)	02/01/15	550	514,250
Aramark Corp., Gtd. Notes(a)	B3	8.50%		02/01/15	2,380	2,332,400
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18	70	69,825

						2,916,475

Computer Services & Software — 1.6%
First Data Corp., Gtd. Notes, 144A (original cost $6,732,550; purchased 10/16/07 – 06/06/08)(a)(f)(g)	B3	9.875%		09/24/15	7,275	6,329,250

Consumer Products
Sleepmaster LLC, Gtd. Notes(g)(i)	NR	11.00%		05/15/09	1,000	0

Containers & Packaging — 1.0%
Berry Plastics Corp., Sr. Sec’d. Notes, 144A	B1	7.541%		02/15/15	1,025	981,438
Berry Plastics Holding Corp., Gtd. Notes(a)	Caa1	8.875%		09/15/14	1,625	1,405,625
Crown Americas, Inc., Gtd. Notes	B1	7.75%		11/15/15	1,525	1,525,000
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A (original cost $1,381,334; purchased 03/01/02 – 05/31/05)(f)(g)(i)	NR	9.00%		11/30/08	356	0

						3,912,063

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified — 0.3%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17	$1,100	$1,080,750
Diversified Financial Services — 9.9%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(a)	Aa3	5.875%		05/02/13	3,500	3,479,616
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (original cost $697,600; purchased 12/02/05 – 04/27/06)(f)(g)	B2	8.00%		11/15/13	672	577,920
Citigroup, Inc., Jr. Sub. Notes	A2	8.40	%(c)	04/30/18	1,000	950,610
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	5.50%		04/11/13	975	951,578
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	6.125%		05/15/18	2,000	1,913,934
El Paso Performance-Link Trust, Sr. Unsec’d. Notes, 144A (original cost $2,952,000; purchased 04/08/08 – 05/28/08)(f)(g)	Ba3	7.75%		07/15/11	2,875	2,896,367
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.625%		10/01/08	2,000	1,966,066
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	12.00%		05/15/15	1,000	879,667
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	7.80%		06/01/12	4,070	3,147,762
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	6.75%		12/01/14	870	574,587
General Motors Acceptance Corp. LLC, Unsub. Notes, MTN	B3	3.951	%(c)	09/23/08	2,000	1,969,618
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	Aa3	6.15%		04/01/18	2,550	2,473,905
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	6.875%		05/02/18	500	484,053
Lehman Brothers Holdings, Inc., Sub. Notes	A2	7.50%		05/11/38	3,700	3,432,009
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A (originalcost $2,503,719; purchased 09/24/07 – 05/13/08)(f)(g)	B3	10.00%		10/15/17	2,425	2,588,687
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A (originalcost $3,576,375; purchased 09/21/07 – 05/08/08)(f)(g)	Caa1	11.625%		10/15/17	3,525	3,736,500
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A, PIK (original cost $2,518,969; purchased 10/10/07 – 05/02/08)(f)(g)	B3	10.375%		10/15/17	2,405	2,549,300
Merrill Lynch & Co., Inc., Notes, MTN	A1	6.875%		04/25/18	2,725	2,593,453
Nuveen Investments, Inc., Sr. Notes, 144A (original cost $760,000; purchased 05/19/08)(f)(g)	B3	10.50%		11/15/15	800	738,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.08	%(c)	07/26/10	350	310,599
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.13	%(c)	07/25/08	575	573,051

						38,787,282

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada) (original cost $514,377; purchased 11/10/06)(f)(g)	Ba2	7.25%		11/15/16	EUR 400	633,794

Electric — 9.0%
AES Corp. (The), Sr. Notes, 144A (original cost $1,000,000; purchased 05/14/08)(f)(g)	B1	8.00%		06/01/20	1,000	965,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	1,265	1,239,700
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.20%		05/15/19	5,025	4,685,813
Energy Future Holdings Corp., Gtd. Notes, 144A (original cost $7,127,781; purchased 12/12/07 – 06/05/08)(a)	B3	10.875%		11/01/17	6,965	7,034,650
Energy Future Holdings Corp., Gtd. Notes, PIK, 144A (original cost $287,813; purchased 04/23/08 – 04/29/08)(a)(f)(g)	B3	11.25%		11/01/17	275	274,313
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands) (original cost $1,899,219; purchased 04/11/08 – 05/28/08)(f)(g)	Ba3	9.00%		06/30/17	1,800	1,863,000
Ipalco Enterprises, Inc., Sr. Sec’d. Notes	Ba1	8.625%		11/14/11	50	52,000
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A (original cost $1,493,240; purchased 04/02/08 – 04/25/08)(f)(g)	Ba1	7.25%		04/01/16	1,470	1,447,950
Midwest Generation LLC, Pass-Through Certificates	Baa3	8.56%		01/02/16	104	107,741
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	850	811,750
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%		02/01/16	6,050	5,694,562
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%		01/15/17	675	637,875
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Ba1	7.25%		01/15/33	500	492,493

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Electric (cont’d.)
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11		$1,240	$1,300,600
Reliant Energy, Inc., Gtd. Notes	Ba3	6.75%		12/15/14		3,590	3,661,800
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $1,489,561; purchased 03/31/06 – 05/03/07)(f)(g)	Ba2	7.00%		06/30/21		1,464	1,383,556
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A (original cost $2,325,550; purchased 04/07/08 – 06/15/08)(a)(f)(g)	B3	10.25%		11/01/15		2,260	2,214,800
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK, 144A (original cost $1,278,125; purchased 04/22/08)(f)(g)	B3	10.50%		11/01/16		1,250	1,209,375

							35,076,978

Electronic Components — 1.3%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		75	72,000
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.875%		07/01/11		3,125	3,125,000
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%		02/01/12		750	733,125
Superior Essex Communications LLC/Essex Group, Inc., Sr. Notes	B1	9.00%		04/15/12		1,250	1,275,000

							5,205,125

Entertainment & Leisure — 0.5%
Choctaw Resort Development Enterprise, Sr. Notes, 144A (original cost $836,400; purchased 03/29/06)(f)(g)	Ba2	7.25%		11/15/19		820	688,800
Universal City Development Partners, Sr. Unsec’d. Notes	B1	11.75%		04/01/10		1,230	1,263,825

							1,952,625

Environmental — 0.5%
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.25%		03/15/15		1,970	1,965,075

Financial – Bank & Trust — 3.9%
American Express Bank FSB, Notes (original cost $972,728; purchased 04/11/08)(f)(g)	Aa3	5.50%		04/16/13		975	953,335
Bank of America Corp., Jr. Sub. Notes	A1	8.00	%(c)	12/29/49		600	562,122
Bank of America Corp., Jr. Sub. Notes	A1	8.125	%(c)	12/29/49		1,875	1,772,362
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $306,630; purchased 12/13/07)(f)(g)	Aa3	7.434	%(c)	09/29/49		300	281,393
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $1,164,475; purchased 12/20/07)(f)(g)	Aa3	5.926	%(c)	09/29/49		1,250	1,065,673
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $968,438; purchased 12/07/07)(f)(g)	Aa2	6.05	%(c)	12/04/17		975	955,690
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $1,533,030; purchased 04/29/08)(f)(g)	Aa2	7.70	%(c)	04/25/18		1,500	1,512,630
Credit Agricole SA, Sub. Notes (France)	Aa3	4.13	%(c)	11/09/15	EUR	150	184,448
HBOS PLC, Sub. Notes, 144A (United Kingdom) (original cost $995,840; purchased 05/15/08)(f)(g)	Aa3	6.75%		05/21/18		1,000	956,368
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)(a)	Aa3	7.64	%(c)	03/31/49		700	640,030
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $3,122,478; purchased 10/18/07 – 04/29/08)(a)(f)(g)	Aa2	6.671	%(c)	10/29/49		3,200	3,091,398
Societe Generale, Jr. Sub. Notes (France)	A1	6.999	%(c)	12/29/49	EUR	500	705,671
UBS Capital Jersey Ltd., Bank Gtd. Notes (Switzerland)	Aa2	7.152	%(c)	12/29/49	EUR	1,950	2,721,416

							15,402,536

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Financial Services — 0.6%
TNK-BP Finance SA, Gtd. Notes (Luxembourg)	Baa2	7.50%		07/18/16		$500	$473,725
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $297,603; purchased 03/13/06)(f)(g)	Baa2	6.625%		03/20/17		300	265,500
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $797,008; purchased 07/13/06)(f)(g)	Baa2	7.50%		07/18/16		800	756,960
Universal City Florida Holding Co. I/II, Sr. Notes	B3	7.623	%(c)	05/01/10		850	820,250

							2,316,435

Food — 1.3%
American Stores Co., Sr. Unsec’d. Notes	B1	8.00%		06/01/26		1,100	1,112,114
Ingles Markets, Inc., Sr. Sub. Notes	B2	8.875%		12/01/11		1,700	1,721,250
Supervalu, Inc., Sr. Unsec’d. Notes(a)	B1	7.50%		11/15/14		2,175	2,177,719

							5,011,083

Gaming — 2.2%
Codere Finance Luxembourg SA, Sr. Sec’d. Notes (Luxembourg)	B2	8.25%		06/15/15	EUR	1,000	1,338,288
Harrahs Operating Co., Inc., Gtd. Notes, 144A (original cost $2,412,969; purchased 04/10/08 – 05/19/08)(f)(g)	B3	10.75%		02/01/16		2,775	2,303,250
MGM Mirage, Gtd. Notes	Ba2	7.50%		06/01/16		1,555	1,278,987
Mirage Resorts, Inc., Gtd. Notes	Ba2	7.25%		08/01/17		300	258,750
Station Casinos, Inc., Sr. Unsec’d. Notes(a)	B2	7.75%		08/15/16		1,165	891,225
Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba2	6.625%		12/01/14		2,700	2,470,500

							8,541,000

Healthcare & Pharmaceuticals — 3.4%
DaVita, Inc., Gtd. Notes(a)	B2	7.25%		03/15/15		1,695	1,648,387
Fresenius Medical Care Capital Trust, Gtd. Notes	Ba3	7.875%		06/15/11		1,280	1,324,800
HCA, Inc., Sr. Sec’d. Notes	B2	9.125%		11/15/14		2,900	2,965,250
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%		11/15/16		3,245	3,342,350
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%		11/15/16		3,775	3,888,250
Mylan, Inc., Gtd. Notes	B+(d)	1.25%		03/15/12		375	314,063

							13,483,100

Healthcare Services — 1.2%
Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15		4,245	4,271,531
Health Management Associates, Inc., Sr. Unsec’d. Notes	BB-(d)	6.125%		04/15/16		405	354,375

							4,625,906

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Debs., 144A (original cost $1,053,108; purchased 05/13/08, 05/14/08)(f)(g)	A1	8.175	%(c)	05/15/48		1,050	988,164
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Aa3	5.85%		01/16/18		975	913,432

							1,901,596

Machinery & Equipment — 0.5%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%		10/15/15		1,700	1,763,750

Media & Entertainment — 3.2%
Dex Media West LLC/Dex Media Finance Co., Sr. Unsec’d. Notes	B1	8.50%		08/15/10		1,100	1,086,250
Dex Media, Inc., Sr. Unsec’d. Notes	B2	8.00%		11/15/13		2,625	1,916,250
DirecTV Holdings LLC, Gtd. Notes	Ba3	8.375%		03/15/13		1,300	1,339,000
Lighthouse International Co. SA, Sr. Sec’d. Notes (Luxembourg)	B2	8.00%		04/30/14	EUR	1,925	2,257,967

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Media & Entertainment (cont’d.)
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		$3,885	$3,613,050
Unitymedia Hessen GmbH & Co. KG, Gtd. Notes (Germany)	B2	7.723	%(c)	04/15/13	EUR	1,300	1,939,336
Videotron Ltd., Sr. Notes, 144A (Canada) (original cost $410,000; purchased 04/08/08)(f)(g)	Ba2	9.125%		04/15/18		400	418,000

							12,569,853

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	5.883	%(c)	04/01/15		640	646,310
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.25%		04/01/15		995	1,045,994
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		1,650	1,740,750
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%		02/15/15		513	484,785

							3,917,839

Oil & Gas — 4.3%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%		12/15/38		1,800	2,067,750
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%		05/15/37		475	842,531
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16		570	550,050
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.00%		08/15/14		1,375	1,347,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.625%		07/15/13		500	501,250
Chesapeake Energy Corp., Sr. Notes	Ba3	7.25%		12/15/18		1,000	972,500
Citic Resources Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $249,315; purchased 05/14/07)(f)(g)	Ba2	6.75%		05/15/14		250	233,438
Enterprise Products Operating LP, Gtd. Notes	Ba1	8.375	%(c)	08/01/49		2,550	2,549,268
Ferrellgas, Notes (original cost $1,015,000; purchased 06/03/08)(f)(g)	B+(d)	8.87%		08/01/09		1,000	1,046,905
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	8.25%		12/15/14		405	402,975
SandRidge Energy, Inc., Gtd. Notes, 144A (original cost $487,500; purchased 05/08/08)(f)(g)	B3	6.416	%(c)	04/01/14		500	490,674
SandRidge Energy, Inc., Gtd. Notes, PIK, 144A (original cost $5,231,025; purchased 05/02/08 – 05/08/08)(a)(f)(g)	B3	8.625%		04/01/15		5,250	5,381,250
Williams Partners LP, Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17		525	525,000

							16,911,091

Oil & Gas Services — 0.4%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17		1,625	1,627,031

Paper & Forest Products — 2.6%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13		1,645	1,431,150
Georgia-Pacific LLC, Debs.	B2	7.25%		06/01/28		320	267,200
Georgia-Pacific LLC, Debs.(a)	B2	7.70%		06/15/15		550	519,750
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $390,000; purchased 11/01/07)(f)(g)	Ba3	7.00%		01/15/15		400	376,000
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $360,000; purchased 01/24/08)(f)(g)	Ba3	7.125%		01/15/17		375	352,500
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.375%		12/01/25		330	278,850
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.75%		11/15/29		1,350	1,188,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes(a)	B2	8.00%		01/15/24		2,500	2,312,500
Norampac, Inc., Gtd. Notes (Canada)	Ba3	6.75%		06/01/13		850	714,000
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		900	810,000
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15		150	136,500
Verso Paper Holdings LLC, Sr. Sec’d. Notes	B2	6.623	%(c)	08/01/14		600	552,000
Verso Paper Holdings LLC, Sr. Sec’d. Notes	B2	9.125%		08/01/14		1,300	1,270,750

							10,209,200

Pipelines & Other — 4.8%
AmeriGas Partners LP, Sr. Unsec’d. Notes	B1	7.125%		05/20/16		2,550	2,365,125
AmeriGas Partners LP, Sr. Unsec’d. Notes	B1	7.25%		05/20/15		250	233,750
Colorado Interstate Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%		03/15/15		1,000	979,504

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Pipelines & Other (cont’d.)
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	6.875%	04/01/11	$950	$939,312
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	7.50%	06/01/15	3,650	3,367,125
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%	05/01/16	730	708,100
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	8.75%	02/15/12	150	152,250
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.42%	02/15/37	500	479,240
El Paso Corp., Sr. Unsec’d. Notes	Ba3	9.625%	05/15/12	1,250	1,355,519
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.80%	08/01/31	200	201,412
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	8.05%	10/15/30	300	306,754
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%	01/05/16	2,020	1,797,800
Knight, Inc., Sr. Unsec’d. Notes	Ba1	5.15%	03/01/15	525	463,313
NGPL PipeCo. LLC, Sr. Notes, 144A (original cost $1,025,000; purchased 12/14/07)(a)(f)(g)	Baa3	7.119%	12/15/17	1,025	1,047,613
Roseton/Danskammer, Pass-Through Certificates	Ba3	7.27%	11/08/10	690	693,220
SemGroup LP, Sr. Notes, 144A (original cost $2,957,750; purchased 10/03/06 – 01/18/07)(a)(f)(g)	B1	8.75%	11/15/15	2,950	2,861,500
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00%	03/01/32	875	945,151

					18,896,688

Real Estate — 0.2%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50%	02/01/17	850	739,500

Real Estate Investment Trusts — 0.8%
Ventas Realty LP, Gtd. Notes	Ba1	6.75%	04/01/17	2,570	2,467,200
Ventas Realty LP, Gtd. Notes	Ba1	7.125%	06/01/15	600	585,750

					3,052,950

Retail — 1.7%
Bon-Ton Department Stores, Inc., Gtd. Notes(a)	Caa1	10.25%	03/15/14	2,200	1,443,750
Ferrellgas Escrow LLC, Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14	2,180	1,989,250
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	275	269,500
New Albertsons, Inc., Sr. Unsec’d. Notes	B1	7.75%	06/15/26	1,550	1,520,088
NPC International, Inc., Gtd. Notes(a)	Caa1	9.50%	05/01/14	1,000	865,000
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	710	670,950

					6,758,538

Semiconductors — 1.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B(d)	6.00%	05/01/15	850	535,500
Freescale Semiconductor, Inc., Gtd. Notes(a)	B2	8.875%	12/15/14	2,345	1,905,313
Freescale Semiconductor, Inc., Gtd. Notes, PIK	B2	9.125%	12/15/14	750	583,125
Sensata Technologies BV, Gtd. Notes (Netherlands)(a)	Caa1	8.00%	05/01/14	3,725	3,427,000

					6,450,938

Services Cyclical – Rental Equipment — 1.5%
Hertz Corp., Gtd. Notes	B1	8.875%	01/01/14	5,065	4,634,475
United Rentals North America, Inc., Gtd. Notes	B1	6.50%	02/15/12	1,575	1,417,500

					6,051,975

Technology — 1.3%
Sanmina-SCI Corp., Sr. Sub. Notes(a)	B3	8.125%	03/01/16	1,825	1,642,500
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.375%	10/01/11	250	241,875
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	3,152	3,183,520

					5,067,895

Telecommunications — 10.9%
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.00%	02/15/15	555	517,538
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%	07/15/13	675	658,125
Citizens Communications Co., Debs.	Ba2	7.00%	11/01/25	400	294,000

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	6.625%		03/15/15		$700	$635,250
Citizens Communications Co., Sr. Unsec’d. Notes(a)	Ba2	7.125%		03/15/19		2,640	2,362,800
Cricket Communications, Inc., Gtd. Notes	B3	9.375%		11/01/14		1,300	1,251,250
Hawaiian Telecom Communications, Inc., Gtd. Notes(a)	Caa2	9.75%		05/01/13		1,900	760,000
Local Insight Regatta Holdings, Inc., Sr. Sub. Notes, 144A (original cost $595,000; purchased 06/03/08)(f)(g)	Caa1	11.00%		12/01/17		850	586,500
Nordic Telephone Co. Holdings, Sr. Sec’d. Notes, 144A (Denmark) (original cost $652,828; purchased 05/24/06)(f)(g)	B2	8.25%		05/01/16	EUR	500	712,441
Nordic Telephone Co. Holdings, Sr. Sec’d. Notes, 144A (Denmark) (original cost $1,465,775; purchased 04/26/06 – 05/13/08)(f)(g)	B2	8.875%		05/01/16		1,385	1,357,300
Nortel Networks Corp., Gtd. Notes (Canada)	B3	2.125%		04/15/14		825	552,750
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	7.041	%(c)	07/15/11		1,055	996,975
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	10.125%		07/15/13		4,125	4,032,187
Qwest Capital Funding, Inc., Gtd. Notes	B1	6.875%		07/15/28		500	400,000
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		575	557,750
Qwest Communications International, Inc., Gtd. Notes(a)	Ba3	7.50%		02/15/14		3,950	3,752,500
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25		725	713,219
Qwest Corp., Sr. Unsec’d. Notes	Ba1	6.026	%(c)	06/15/13		450	429,750
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		925	777,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%		06/15/23		4,000	3,560,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12		950	969,000
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%		02/01/10		2,080	2,116,400
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Baa3	6.00%		12/01/16		2,415	2,076,900
Telesat Canada, Inc., Term B (original cost $597,038; purchased 10/31/07)(f)(g)	B-(d)	11.00%		10/31/08		600	558,000
Telesat Canada, Inc., Term B (original cost $398,000; purchased 10/31/07)(f)(g)	B-(d)	12.50%		10/31/08		400	372,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%		02/15/14		1,020	1,042,950
West Corp., Gtd. Notes(a)	Caa1	9.50%		10/15/14		2,000	1,800,000
West Corp., Gtd. Notes(a)	Caa1	11.00%		10/15/16		600	507,000
Wind Acquisition Finance SA, Gtd. Notes (Luxembourg)	B2	9.75%		12/01/15	EUR	1,000	1,578,392
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $4,101,975; purchased 11/22/05 – 01/25/06)(f)(g)	B2	10.75%		12/01/15		4,000	4,200,000
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		2,620	2,613,450

							42,741,427

Tobacco — 0.1%
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.75%		06/01/18		500	523,597

TOTAL CORPORATE BONDS (cost $358,362,208)							336,911,542

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Aaa	5.831	%(c)	12/25/35		596	476,952
Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A9	Aaa	6.00%		01/25/37		209	167,515
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B	Aaa	2.733	%(c)	01/19/38		468	246,410
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	Aaa	2.743	%(c)	05/25/46		503	282,063
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A5	Aaa	4.731	%(c)	07/25/34		847	836,775

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,069,158)							2,009,715

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 5.7%
Federal National Mortgage Assoc.	5.00%	TBA	$7,000	$6,709,066
Federal National Mortgage Assoc.	5.50%	TBA	16,000	15,770,000

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $22,328,906)				22,479,066

			Shares
COMMON STOCKS — 0.3%
Containers & Packaging
Russell-Stanley Holdings, Inc., 144A, (cost $523,314; purchased 02/05/99 – 03/30/99)*(f)(g)			39,000	—

Diversified Financial Services — 0.3%
Lehman Brothers Holdings, Inc., 144A, (original cost $748,800; purchased 05/21/08)(f)(g)			15,000	857,850
Merrill Lynch & Co., Inc., 144A, (original cost $333,125; purchased 05/15/08)(f)(g)			6,800	373,626

				1,231,476

TOTAL COMMON STOCKS (cost $1,605,239)				1,231,476

PREFERRED STOCK — 0.8%
Automotive — 0.3%
General Motors Corp., 5.25%, CVT			80,000	1,096,000

Business Services
Federal National Mortgage Assoc., 5.38%, CVT			1	60,250

Diversified Financial Services — 0.1%
Citigroup, Inc., 6.50%, CVT			6,500	282,750

Financial – Bank & Trust — 0.1%
UBS Preferred Funding Trust V, 6.24%			550,000	481,919

Insurance — 0.1%
American International Group, Inc., 8.50%, CVT*			7,100	420,959

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT			5,300	891,036

Publishing
Ziff Davis Holdings, Inc., Series E, 10.00%*(g)			11	11

TOTAL PREFERRED STOCKS (cost $3,425,927)				3,232,925

			Units
RIGHTS*
Consumer Products – Household & Leisure
Sleepmaster Membership Interests, expiring 05/15/09 (cost $0)			1,055	—

WARRANTS* — 0.1%
Building Materials
Neenah Enterprises, Inc., expiring 01/16/08			16,097	50,706

Containers & Packaging
Pliant Corp., expiring 06/01/2010			5	—

Paper
MDP Acquisitions PLC, expiring 10/01/2013, 144A (cost $0; purchased 09/23/02)(f)(g)			900	38,251

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Units	Value (Note 2)
WARRANTS* (Continued)
Publishing — 0.1%
Advanstar Holdings Corp., expiring 10/15/2011, 144A (cost $0; purchased 10/09/01)(f)(g)	1,100	$99,137
Ziff Davis Holdings, Inc., expiring 08/12/2012(g)	19,800	198

		99,335

TOTAL WARRANTS (cost $1,003)		188,292

TOTAL LONG-TERM INVESTMENTS (cost $423,751,322)		399,734,791

SHORT-TERM INVESTMENTS — 24.4%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 18.2%
Dryden Core Investment Fund – Taxable Money Market Series (cost $71,381,588; includes $71,381,588 of cash collateral for securities on loan)(b)(w) (Note 4)	71,381,588	71,381,588

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 4.6%
Federal Home Loan Bank Disc. Note	NR	2.00%	07/01/08	$2,600	2,600,000
Intesa Funding LLC	A1+	2.44%	07/01/08	15,300	15,300,000

TOTAL COMMERCIAL PAPER (cost $17,900,000)					17,900,000

U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills		1.62%	09/25/08	500	497,939
U.S. Treasury Bills		1.84%	09/25/08	250	248,970

TOTAL U.S. TREASURY OBLIGATIONS (cost $746,966)					746,909

	Contracts/ Notional Amounts (000)#
OPTIONS PURCHASED* — 1.4%
Call Options
Interest Rate Swap Option,
expiring 12/19/2008 @ 3.60%	5,000	27,128
expiring 07/06/2009 @ 4.25%	45,200	455,670
expiring 07/06/2009 @ 4.25%	140,500	1,416,407
expiring 07/06/2009 @ 4.25%	152,500	1,537,381
expiring 09/08/2009 @ 4.75%	60,000	887,014
expiring 09/18/2009 @ 4.00%	154,400	1,217,473

TOTAL OPTIONS PURCHASED (cost $5,329,708)		5,541,073

TOTAL SHORT-TERM INVESTMENTS (cost $95,358,262)		95,569,570

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 126.5% (cost $519,109,584; Note 6)		495,304,361

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Contracts/ Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* — (1.5)%
Call Options — (1.5)%
Interest Rate Swap Option,
expiring 07/25/2008 @ 4.65%	2,500	$(5,608)
expiring 12/19/2008 @ 4.68%	1,700	(38,884)
expiring 07/06/2009 @ 4.90%	15,100	(474,048)
expiring 07/06/2009 @ 4.90%	46,800	(1,469,234)
expiring 07/06/2009 @ 4.90%	53,600	(1,682,713)
expiring 09/08/2009 @ 5.15%	20,000	(796,272)
expiring 09/18/2009 @ 4.55%	51,500	(1,163,244)
Swap on 3 Month LIBOR,
expiring 09/20/2008 @ 1.50%	800	(8,680)
expiring 09/22/2008 @ 1.50%	200	(2,170)
U.S. Treasury Note Futures,
expiring 08/22/2008, Strike Price $117.00	19,700	(67,719)

		(5,708,572)

Put Options
Swap on 3 Month LIBOR,
expiring 09/20/2008 @ 1.50%	800	(7,960)
expiring 09/22/2008 @ 1.50%	200	(1,990)
U.S. Treasury Note Futures,
expiring 08/22/2008, Strike Price $113.00	19,700	(175,453)

		(185,403)

TOTAL OPTIONS WRITTEN (premium received $5,702,976)		(5,893,975)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o) — 125.0% (cost $513,406,608)		489,410,386
Liabilities in excess of other assets(x) — (25.0)%		(97,978,321)

NET ASSETS — 100.0%		$391,432,065

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s.

PIK	Payment-in-Kind

TBA	To Be Announced

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

RUB	Russian Ruble

SGD	Singapore Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $69,490,919; cash collateral of $71,381,588 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for security on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $128,014,122. The aggregate value of $119,654,516 is approximately 30.6% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and/or principal repayment, where applicable. Non-income producing security.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2008, seven securities representing $1,402,944 and 0.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Purdential Investments LLC, the co-manager of the Portfolio, aslo serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on future contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Future contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
226	90 Day Euro Dollar	Mar 09	$54,596,337	$54,624,200	$27,863
226	90 Day Euro Dollar	Jun 09	54,485,000	54,505,550	20,550
197	90 Day Euro Dollar	Sep 09	47,506,551	47,385,888	(120,663)
114	90 Day Sterling	Mar 09	26,682,054	26,617,680	(64,374)
42	90 Day Sterling	Mar 09	9,841,824	9,814,536	(27,288)

					$(163,912)

Short Positions:
30	30 Year U.S. Treasury Bond	Sep 08	3,478,126	3,467,813	10,313

					$(153,599	)(1)

(1)	Cash of $1,406,200 has been segregated with the custodian to cover requirements for open futures contacts as of June 30, 2008.

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	10,018	$5,869,488	$6,008,120	$138,632
Indian Rupee,
Expiring 11/12/08	INR	116,396	3,994,028	3,700,079	(293,949)
Korean Won,
Expiring 08/04/08	KRW	4,241,508	4,556,894	4,048,786	(508,108)
Malaysian Ringgit,
Expiring 08/04/08	MYR	6,550	2,014,000	2,004,928	(9,072)
Expiring 11/02/08	MYR	2,435	754,000	745,893	(8,107)

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2008 (continued):

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 07/10/08	MXN	44,750	$4,000,000	$4,332,469	$332,469
Philippines Peso,
Expiring 08/22/08	PHP	115,358	2,768,000	2,558,464	(209,536)
Russian Ruble,
Expiring 07/10/08	RUB	101,320	4,000,000	4,319,059	319,059
Expiring 05/06/09	RUB	119,526	4,921,522	5,009,854	88,332
Singapore Dollar,
Expiring 11/21/08	SGD	4,039	2,984,000	2,987,549	3,549

			$35,861,932	$35,715,201	$(146,731)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 08/11/08	GBP	1,976	$3,901,388	$3,922,708	$(21,320)
Euro,
Expiring 07/24/08	EUR	16,312	25,387,509	25,682,527	(295,018)
Indian Rupee,
Expiring 11/12/08	INR	161,396	3,756,898	3,677,083	79,815
Japanese Yen,
Expiring 07/28/08	JPY	26,320	244,156	248,279	(4,123)
Korean Won,
Expiring 08/04/08	KRW	3,078,492	2,946,734	2,938,911	7,823
Mexican Peso,
Expiring 07/10/08	MXN	44,750	4,038,701	4,332,469	(293,768)
Russian Ruble,
Expiring 07/10/08	RUB	101,320	4,269,701	4,319,059	(49,358)

			$44,545,087	$45,121,036	$(575,949)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America(2)	12/17/28		$4,200	5.00%	3 month LIBOR	$24,119
Bank of America(2)	12/17/38		8,100	5.00%	3 month LIBOR	(261,717)
Citigroup(1)	12/17/28		5,000	5.00%	3 month LIBOR	(48,102)
Deutsche Bank AG(1)	12/17/09		100	4.00%	3 month LIBOR	(236)
Goldman Sachs Capital Markets, L.P.(1)	12/17/10		19,100	4.00%	3 month LIBOR	(94,437)
Goldman Sachs Capital Markets, L.P.(2)	12/17/38		1,800	5.00%	3 month LIBOR	936
Goldman Sachs Capital Markets, L.P.(2)	12/17/38		2,200	5.00%	3 month LIBOR	16,868
Merrill Lynch & Co.(2)	12/17/23		2,100	5.00%	3 month LIBOR	23,747
Morgan Stanley Capital Services, Inc.(1)	12/17/10		27,100	4.00%	3 month LIBOR	(126,883)
Morgan Stanley Capital Services, Inc.(1)	12/17/13		3,000	4.00%	3 month LIBOR	(56,132)
Morgan Stanley Capital Services, Inc.(1)	12/17/18		6,900	5.00%	3 month LIBOR	22,458
Morgan Stanley Capital Services, Inc.(2)	12/17/38		6,900	5.00%	3 month LIBOR	(27,859)
Royal Bank of Scotland PLC(1)	12/17/10		9,100	4.00%	3 month LIBOR	(45,387)
Royal Bank of Scotland PLC(1)	06/17/10		7,000	4.00%	3 month LIBOR	(3,046)
Barclays Bank PLC(1)	01/02/12	BRL	26,600	10.68%	Brazilian interbank lending rate	(1,570,057)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,300	10.15%	Brazilian interbank lending rate	(213,971)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	36,600	10.12%	Brazilian interbank lending rate	(2,539,230)
Goldman Sachs Capital Markets, L.P.(2)	09/17/18	EUR	800	5.00%	6 month EURIBOR	19,616
Goldman Sachs Capital Markets, L.P.(2)	09/17/13	EUR	2,000	4.75%	6 month EURIBOR	73,595

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Goldman Sachs Capital Markets, L.P.(2)	03/18/39	GBP	1,600	5.00%	6 month LIBOR	$44,427
Royal Bank of Scotland PLC(1)	03/18/10	GBP	20,300	5.00%	6 month LIBOR	(432,013)
Citigroup(1)	05/14/09	MXN	29,000	7.91%	28 day Mexican interbank rate	(30,457)
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN	36,000	7.91%	28 day Mexican interbank rate	(37,810)

						$(5,261,571)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Goldman Sachs Capital Markets, L.P.(1)	09/20/13	$200	4.50%	Aramark Services, Inc., 8.50%, due 02/01/15	$(4,494)
Goldman Sachs Capital Markets, L.P.(1)	09/20/13	500	4.57%	CHS/Community Health, 8.875%, due 07/15/15	(5,872)
Merrill Lynch & Co.(1)	06/20/12	400	2.08%	CSC Holdings, Inc., 7.625%, due 07/15/18	(33,073)
Citigroup, Inc.(1)	09/20/13	100	4.40%	Dynegy Holdings, Inc., 8.375%, due 05/01/16	(1,118)
Citigroup, Inc.(1)	12/20/12	400	2.25%	Forest Oil Corp., 7.75%, due 05/01/14	(4,922)
Citigroup, Inc.(1)	09/20/13	150	5.00%	Freescale Semiconductor, 8.875%, due 12/15/14	(4,330)
Lehman Brothers, Inc.(1)	03/20/13	1,000	5.00%	General Motors, 7.125%, due 07/15/13	(175,980)
Deutsche Bank AG(1)	12/20/12	400	6.70%	General Motors, 7.125%, due 07/15/13	(108,255)
Bank of America(1)	06/20/13	700	5.15%	Georgia-Pacific LLC, 7.75%, due 11/15/29	12,210
Citigroup, Inc.(1)	06/20/15	450	4.65%	Georgia-Pacific LLC, 7.75%, due 11/15/29	(4,530)
Merrill Lynch & Co.(1)	03/20/12	3,575	5.00%	GMAC LLC, 6.875%, due 08/28/12	(449,141)
Goldman Sachs Capital Markets, L.P.(1)	06/20/09	1,500	5.00%	GMAC LLC, 6.875%, due 08/28/12	(61,604)
Merrill Lynch & Co.(1)	09/20/13	4,300	5.00%	GMAC LLC, 6.875%, due 08/28/12	(117,587)
Citigroup, Inc.(1)	03/20/13	200	5.00%	Nortel Networks Corp., 4.25%, due 09/01/08	18,099
Goldman Sachs Capital Markets, L.P.(1)	09/20/13	1,900	3.85%	Reliant Energy, 6.75%, due 12/15/14	(27,233)
Merrill Lynch & Co.(1)	06/20/13	500	5.00%	Station Casinos, 6.00%, due 04/01/12	(26,704)
Merrill Lynch & Co.(1)	06/20/13	200	5.00%	Station Casinos, 6.00%, due 04/01/12	(9,750)
Merrill Lynch & Co.(1)	06/20/13	350	5.00%	Station Casinos, 6.00%, due 04/01/12	(16,177)
Goldman Sachs Capital Markets, L.P.(1)	06/20/13	450	5.00%	Station Casinos, 6.00%, due 04/01/12	(19,936)
Goldman Sachs Capital Markets, L.P.(1)	06/20/13	200	5.00%	Station Casinos, 6.00%, due 04/01/12	(11,284)
Lehman Brothers, Inc.(1)	06/20/12	150	5.00%	Station Casinos, 6.00%, due 04/01/12	(7,360)
Deutsche Bank AG(1)	06/20/13	200	4.50%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	(2,227)

					$(1,061,268)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$75,041,348	$(153,599)
Level 2 – Other Significant Observable Inputs – Long	418,860,069	(7,045,519)
Level 2 – Other Significant Observable Inputs – Short	(5,893,975)	—
Level 3 – Significant Unobservable Inputs	1,402,944	—

Total	$489,410,386	$(7,199,118)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$462,090
Accrued discounts/premiums	(1,188)
Realized gain (loss)	3,058,609
Change in unrealized appreciation (depreciation)	781,355
Net purchases (sales)	(2,897,922)
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$1,402,944

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (18.2% represents investments purchased with collateral from securities on loan)	18.2%
Telecommunications	10.9
Diversified Financial Services	10.3
Electric	9.0
Bank Notes	8.4
U.S. Government Mortgage-Backed Obligations	5.7
Pipelines & Other	4.8
Commercial Paper	4.6
Automotive	4.5
Oil & Gas	4.3
Financial – Bank & Trust	4.0
Cable	4.0
Healthcare & Pharmaceuticals	3.4
Media & Entertainment	3.2
Paper & Forest Products	2.6
Gaming	2.2
Chemicals	1.9
Retail	1.7
Semiconductors	1.7
Computer Services & Software	1.6
Services Cyclical – Rental Equipment	1.5
Options Purchased	1.4
Electronic Components	1.3
Technology	1.3
Food	1.3
Business Services	1.3
Metals & Mining	1.2
Healthcare Services	1.2
Advertising	1.1
Containers & Packaging	1.0
Real Estate Investment Trusts	0.8
Commercial Services	0.7
Insurance	0.6
Financial Services	0.6
Collateralized Mortgage Obligations	0.5
Environmental	0.5
Entertainment & Leisure	0.5
Machinery & Equipment	0.5
Oil & Gas Services	0.4
Diversified	0.3
Building Materials	0.3
U.S. Treasury Obligations	0.2
Real Estate	0.2
Asset-Backed Securities	0.2
Diversified Manufacturing Operations	0.2
Tobacco	0.1
Apparel	0.1
Airlines	0.1
Publishing	0.1

126.5
Written Options	(1.5)
Liabilities in excess of other assets	(25.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $69,490,919:
Unaffiliated investments (cost $447,727,996)	$423,922,773
Affiliated investments (cost $71,381,588)	71,381,588
Deposit with broker	1,406,200
Foreign currency, at value (cost $678,450)	685,942
Receivable for investments sold	30,506,540
Dividends and interest receivable	8,110,410
Unrealized appreciation on foreign currency forward contracts	969,679
Unrealized appreciation on swap agreements	256,075
Receivable for fund share sold	4,718
Prepaid expenses	701

Total Assets	537,244,626

LIABILITIES:
Payable to broker for collateral for securities on loan	71,381,588
Payable for investments purchased	45,568,891
Payable for fund share repurchased	7,915,320
Unrealized depreciation on swap agreements	6,578,914
Written options, at value (premium received $5,702,976)	5,893,975
Payable to custodian	4,865,692
Payments received for swap agreements	1,753,267
Unrealized depreciation on foreign currency forward contracts	1,692,359
Advisory fees payable	121,123
Accrued expenses and other liabilities	38,331
Shareholder servicing fees payable	3,101

Total Liabilities	145,812,561

NET ASSETS	$391,432,065

Net assets were comprised of:
Paid-in capital	$607,015,532
Retained earnings	(215,583,467)

Net assets, June 30, 2008	$391,432,065

Net asset value and redemption price per share, $391,432,065/55,992,391 outstanding shares of beneficial interest	$6.99

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$15,748,289
Affiliated income from securities lending, net	188,817
Unaffiliated dividend income	57,508
Affiliated dividend income	22,361

16,016,975

EXPENSES
Advisory fees	1,494,551
Shareholder servicing fees and expenses	139,491
Custodian and accounting fees	76,000
Audit fee	14,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	8,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Shareholders’ reports	3,000
Miscellaneous	6,176

Total expenses	1,758,218
Less: expense reimbursement	(4,611)

Net expenses	1,753,607

NET INVESTMENT INCOME	14,263,368

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(4,616,989)
Futures transactions	106,969
Options written transactions	1,214,291
Swap agreement transactions	(230,524)
Foreign currency transactions	(1,502,214)

(5,028,467)

Net change in unrealized appreciation (depreciation) on:
Investments	(17,313,997)
Futures	(168,624)
Options written	3,071,803
Swap agreements	(3,689,062)
Foreign currencies	(320,282)

(18,420,162)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(23,448,629)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,185,261)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$14,263,368	$36,747,923
Net realized gain (loss) on investment and foreign currency transactions	(5,028,467)	198,323
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(18,420,162)	(24,475,967)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,185,261)	12,470,279

DISTRIBUTIONS	(36,747,923)	(42,560,202)

FUND SHARE TRANSACTIONS:
Fund share sold [25,370,342 and 26,955,840 shares, respectively]	197,192,640	230,609,559
Fund share issued in reinvestment of distributions [5,161,225 and 5,520,130 shares, respectively]	36,747,923	42,560,202
Fund share repurchased [27,886,017 and 56,170,966 shares, respectively]	(210,000,037)	(477,725,481)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	23,940,526	(204,555,720)

TOTAL DECREASE IN NET ASSETS	(21,992,658)	(234,645,643)
NET ASSETS:
Beginning of period	413,424,723	648,070,366

End of period	$391,432,065	$413,424,723

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 97.3%
AFFILIATED MUTUAL FUNDS — 88.5%
AST AllianceBernstein Growth & Income Portfolio	159,853	$2,789,440
AST DeAM Large-Cap Value Portfolio	83,269	762,743
AST Federated Aggressive Growth Portfolio	184,706	1,448,095
AST International Growth Portfolio	281,654	3,791,058
AST International Value Portfolio	183,595	3,165,184
AST Large-Cap Value Portfolio	187,494	2,746,787
AST Marsico Capital Growth Portfolio	258,154	5,033,997
AST MFS Growth Portfolio	193,309	1,952,421
AST Mid-Cap Value Portfolio	21,787	234,647
AST Money Market Portfolio	2,638,857	2,638,857
AST Neuberger Berman Mid-Cap Growth Portfolio*	18,262	363,780
AST PIMCO Total Return Bond Portfolio	674,279	7,902,546
AST Small-Cap Value Portfolio	113,569	1,289,009
AST T. Rowe Price Large-Cap Growth Portfolio	326,712	3,476,220
AST Western Asset Core Plus Bond Portfolio	195,648	1,985,825

TOTAL AFFILIATED MUTUAL FUNDS (cost $43,963,201)(w)		39,580,609

COMMON STOCKS — 8.8%
Exchange Traded Funds
iShares MSCI Emerging Markets Index Fund	8,514	1,154,328
iShares S&P Midcap 400 Index Fund	18,146	1,478,899
PowerShares Cleantech Portfolio*	16,229	541,562
Powershares QQQ Trust Series	16,941	765,225

TOTAL COMMON STOCKS (cost $4,274,173)		3,940,014

TOTAL INVESTMENTS — 97.3% (cost $48,237,374; Note 6)		43,520,623
Other assets in excess of liabilities — 2.7%		1,223,649

NET ASSETS — 100.0%		$44,744,272

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$43,520,623	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$43,520,623	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Large/Mid-Cap Growth	24.3%
Core Bonds	22.1
Large/Mid-Cap Value	14.5
Exchange Traded Funds	8.8
International Growth	8.5
International Value	7.1
Money Market	5.9
Small-Cap Growth	3.2
Small-Cap Value	2.9

97.3
Other assets in excess of liabilities	2.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $43,963,201)	$39,580,609
Unaffiliated investments (cost $4,274,173)	3,940,014
Cash	299,212
Receivable for fund share sold	1,315,360
Receivable for investments sold	177,243
Dividends receivable	1,238

Total Assets	45,313,676

LIABILITIES:
Payable for investments purchased	519,560
Accrued expenses and other liabilities	21,745
Payable for fund share repurchased	20,659
Advisory fees payable	7,440

Total Liabilities	569,404

NET ASSETS	$44,744,272

Net assets were comprised of:
Paid-in capital	$47,333,294
Retained earnings	(2,589,022)

Net assets, June 30, 2008	$44,744,272

Net asset value and redemption price per share, $44,744,272 / 4,829,960 outstanding shares of beneficial interest	$9.26

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$691,768
Unaffiliated dividend income	20,088

711,856

EXPENSES
Advisory fees	35,813
Custodian and accounting fees	16,000
Audit fee	13,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Trustees’ fees	3,000
Loan interest expense (Note 7)	926
Miscellaneous	5,445

Total expenses	91,184
Less: advisory fee waiver and expense reimbursement	(42,506)

Net expenses	48,678

NET INVESTMENT INCOME	663,178

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions (including affiliated: $(974,804))	(949,164)
Net capital gain distribution received	2,413,715

1,464,551

Net change in unrealized appreciation (depreciation) on investments	(4,714,811)

NET LOSS ON INVESTMENTS	(3,250,260)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,587,082)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	November 19, 2007* through December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$663,178	$23,062
Net realized gain on investment transactions	1,464,551	16,497
Net change in unrealized appreciation (depreciation) on investments	(4,714,811)	(1,940)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,587,082)	37,619

DISTRIBUTIONS	(39,559)	—

FUND SHARE TRANSACTIONS:
Fund share sold [5,672,444 and 528,659 shares, respectively]	55,111,135	5,360,094
Fund share issued in reinvestment of distributions [4,129 and 0 shares, respectively]	39,559	—
Fund share repurchased [1,329,894 and 45,378 shares, respectively]	(12,712,438)	(465,056)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	42,438,256	4,895,038

TOTAL INCREASE IN NET ASSETS	39,811,615	4,932,657
NET ASSETS:
Beginning of period	4,932,657	—

End of period	$44,744,272	$4,932,657

*	Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED MUTUAL FUNDS — 90.2%
AST AllianceBernstein Growth & Income Portfolio	140,241	$2,447,208
AST DeAM Large-Cap Value Portfolio	46,318	424,276
AST Federated Aggressive Growth Portfolio	161,847	1,268,878
AST International Growth Portfolio	222,009	2,988,235
AST International Value Portfolio	148,762	2,564,659
AST Large-Cap Value Portfolio	163,895	2,401,062
AST Marsico Capital Growth Portfolio	221,645	4,322,074
AST MFS Growth Portfolio	180,396	1,821,996
AST Mid-Cap Value Portfolio	18,339	197,512
AST Money Market Portfolio	3,555,467	3,555,467
AST Neuberger Berman Mid-Cap Growth Portfolio*	15,836	315,459
AST PIMCO Total Return Bond Portfolio	1,199,550	14,058,726
AST Small-Cap Value Portfolio	109,024	1,237,418
AST T. Rowe Price Large-Cap Growth Portfolio	280,641	2,986,018
AST Western Asset Core Plus Bond Portfolio	348,081	3,533,019

TOTAL AFFILIATED MUTUAL FUNDS (cost $48,009,142)(w)		44,122,007

COMMON STOCKS — 9.0%
Exchange Traded Funds
iShares MSCI Emerging Markets Index Fund	8,411	1,140,363
iShares S&P Midcap 400 Index Fund	19,200	1,564,800
PowerShares Cleantech Portfolio*	24,659	822,871
Powershares QQQ Trust Series	19,458	878,918

TOTAL COMMON STOCKS (cost $4,733,680)		4,406,952

TOTAL INVESTMENTS — 99.2% (cost $52,742,822; Note 6)		48,528,959
Other assets in excess of liabilities — 0.8%		384,511

NET ASSETS — 100.0%		$48,913,470

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$48,528,959	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$48,528,959	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Core Bonds	35.9%
Large/Mid-Cap Growth	19.3
Large/Mid-Cap Value	11.2
Exchange Traded Funds	9.0
Money Market	7.3
International Growth	6.1
International Value	5.3
Small-Cap Growth	2.6
Small-Cap Value	2.5

99.2
Other assets in excess of liabilities	0.8

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $48,009,142)	$44,122,007
Unaffiliated investments (cost $4,733,680)	4,406,952
Cash	283,669
Receivable for fund share sold	414,954
Receivable for investments sold	53,160
Dividends receivable	1,444

Total Assets	49,282,186

LIABILITIES:
Payable for investments purchased	338,991
Accrued expenses and other liabilities	22,395
Advisory fees payable	7,319
Payable for fund share repurchased	11

Total Liabilities	368,716

NET ASSETS	$48,913,470

Net assets were comprised of:
Paid-in capital	$50,777,917
Retained earnings	(1,864,447)

Net assets, June 30, 2008	$48,913,470

Net asset value and redemption price per share, $48,913,470 / 5,115,720 outstanding shares of beneficial interest	$9.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$783,755
Unaffiliated dividend income	21,081

804,836

EXPENSES
Advisory fees	40,733
Custodian and accounting fees	19,000
Audit fee	13,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Trustees’ fees	3,000
Loan interest expense (Note 7)	320
Miscellaneous	4,990

Total expenses	98,043
Less: advisory fee waiver and expense reimbursement	(43,413)

Net expenses	54,630

NET INVESTMENT INCOME	750,206

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions (including affiliated: $(179,704))	(122,464)
Net capital gain distribution received	1,721,674

1,599,210

Net change in unrealized appreciation (depreciation) on investments	(4,204,534)

NET LOSS ON INVESTMENTS	(2,605,324)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,855,118)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	November 19, 2007* through December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$750,206	$18,335
Net realized gain on investment transactions	1,599,210	8,184
Net change in unrealized appreciation (depreciation) on investments	(4,204,534)	(9,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,855,118)	17,190

DISTRIBUTIONS	(26,519)	—

FUND SHARE TRANSACTIONS:
Fund share sold [5,326,502 and 277,703 shares, respectively]	52,773,336	2,814,118
Fund share issued in reinvestment of distributions [2,703 and 0 shares, respectively]	26,519	—
Fund share repurchased [491,171 and 17 shares, respectively]	(4,835,880)	(176)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	47,963,975	2,813,942

TOTAL INCREASE IN NET ASSETS	46,082,338	2,831,132
NET ASSETS:
Beginning of period	2,831,132	—

End of period	$48,913,470	$2,831,132

*	Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Australia — 3.3%
CSL Ltd.	311,400	$10,657,329
Macquarie Group Ltd.	461,421	21,515,552
QBE Insurance Group Ltd.	670,000	14,387,469
WorleyParsons Ltd.	539,311	19,574,084

		66,134,434

Austria — 0.5%
Raiffeisen International Bank Holding AG	72,508	9,212,301

Belgium — 0.2%
Fortis	291,547	4,631,070

Brazil — 4.9%
All America Latina Logistica SA	269,802	3,440,056
Bolsa de Mercadorias e Futuros – BM&F	160,400	1,381,775
Bovespa Holding SA	1,538,300	18,999,651
Companhia Vale do Rio Doce, ADR(a)	963,300	34,505,406
Gafisa SA	323,700	5,573,027
MMX Mineracao e Metalicos SA*	237,100	7,290,037
OGX Petroleo e Gas Participacoes SA*	1,753	1,385,462
Petroleo Brasileiro SA, ADR Unibanco – Uniao de Bancos	257,749	18,256,362
Brasileiros, GDR	46,609	5,916,080

		96,747,856

Canada — 6.0%
Potash Corp. of Saskatchewan, Inc.	224,422	51,296,137
Research In Motion Ltd.*	119,116	13,924,660
Rogers Communications, Inc. (Class B Stock)	810,460	31,442,383
Shoppers Drug Mart Corp.	391,300	21,447,246

		118,110,426

Chile — 0.3%
Centros Comerciales Sudamericanos SA, ADR, 144A*	126,400	5,702,928

China — 0.2%
Mindray Medical International Ltd., ADR	22,600	843,432
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	1,500,000	2,169,996

		3,013,428

Denmark — 3.7%
FLSmidth & Co. A/S	69,800	7,626,089
Novo Nordisk A/S (Class B Stock)	467,875	30,800,452
Vestas Wind Systems A/S*	261,538	34,051,453

		72,477,994

Egypt — 0.6%
Egyptian Financial Group Hermes Holding	1,390,104	12,560,578

France — 6.8%
Accor SA	93,055	6,181,644
Alstorm	63,628	14,590,297
Axa	403,257	11,882,339
Cie Generale de Geophysique- Veritas*	138,734	6,550,079
Eurazeo	87,119	9,270,317
Groupe Danone	40,484	2,832,838
Iliad SA	88,084	8,533,100
JC Decaux SA	216,177	5,479,766
PPR	51,581	5,694,169
Schneider Electric SA	211,500	22,752,848
Veolia Environnement	749,548	41,845,268

		135,612,665

Germany — 4.8%
Beiersdorf AG	262,500	19,271,611
Commerzbank AG	221,020	6,566,036
Continental AG	191,405	19,701,159
Deutsche Boerse AG	14,871	1,681,025
E.On AG	129,700	26,140,347
GEA Group AG	173,145	6,113,287
Linde AG	22,000	3,090,136
Q-Cells AG*	126,000	12,763,974

		95,327,575

Greece — 0.9%
Coca-Cola Hellenic Bottling Co. SA	231,844	6,307,826
National Bank of Greece SA	265,043	11,928,767

		18,236,593

Hong Kong — 3.6%
China Merchants Holdings
International Co. Ltd.	646,000	2,497,919
China Mobile Ltd.	1,711,500	23,003,649
CNOOC Ltd.	5,108,100	8,791,651
Esprit Holdings Ltd.	2,345,100	24,361,551
Hong Kong Exchanges and Clearing Ltd.	580,400	8,485,761
Shangri-La Asia Ltd.	2,114,000	4,934,406

		72,074,937

India — 2.2%
Bharti Airtel Ltd.*	693,167	11,619,912
ICICI Bank Ltd., ADR*(a)	300,258	8,635,420
Infosys Technologies Ltd.	395,400	15,961,202
Sun Pharmaceutical Industries Ltd.*	207,400	6,753,214

		42,969,748

Indonesia — 0.3%
Bank Rakyat Indonesia	11,164,500	6,175,591

Israel — 1.3%
Teva Pharmaceutical Industries Ltd., ADR(a)	554,777	25,408,787

Italy — 2.0%
Saipem SpA	859,200	40,157,086

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Japan — 13.4%
Aeon Mall Co. Ltd.	316,600	$9,362,189
Daikin Industries Ltd.	137,100	6,920,525
Daiwa Securities Group, Inc.	499,000	4,586,561
Fanuc Ltd.	267,700	26,143,514
Fujitsu Ltd.	468,000	3,473,033
Hitachi Construction Machinery Co. Ltd.	115,513	3,236,344
Jupiter Telecommunications Co. Ltd.	13,304	10,311,430
K.K. DaVinci Advisors*	5,257	3,599,227
Komatsu Ltd.	1,097,200	30,585,412
Marubeni Corp.	1,457,000	12,170,825
Mitsubishi Corp.	874,900	28,837,877
Mitsui & Co. Ltd.	1,392,000	30,741,065
Mizuho Financial Group, Inc.	1,385	6,469,464
Nintendo Co. Ltd.	112,300	63,349,531
Nippon Electric Glass Co. Ltd.	482,000	8,338,598
Sumitomo Realty & Development Co. Ltd.	156,000	3,099,873
Suruga Bank Ltd.	1,139,000	14,813,382

		266,038,850

Luxembourg — 2.2%
ArcelorMittal	299,500	29,452,173
Millicom International Cellular SA	128,100	13,258,350

		42,710,523

Malaysia — 0.4%
Kuala Lumpur Kepong Bhd	1,603,300	8,635,985

Mexico — 2.2%
America Movil SAB de CV, ADR (Class L Stock)	472,028	24,899,477
Cemex SAB de CV, ADR*(a)	356,842	8,813,997
Wal-Mart de Mexico SAB de CV	2,585,000	10,289,268

		44,002,742

Netherlands — 0.9%
ASML Holdings NV	239,695	5,866,870
Heineken NV	239,580	12,200,316

		18,067,186

Russia — 1.7%
NovaTek OAO, GDR (Class S Stock)	82,900	7,204,010
PIK Group, GDR, 144A*	397,800	10,342,800
Sberbank	2,041,400	6,450,824
Vimpel Communications, ADR(a)	320,800	9,521,344

		33,518,978

Singapore — 2.3%
Capitaland Ltd.	6,654,000	27,876,814
Wilmar International Ltd.	4,970,900	18,487,196

		46,364,010

South Africa — 1.2%
MTN Group Ltd.	1,456,884	23,061,021

South Korea — 0.7%
NHN Corp.*	41,900	7,310,119
Samsung Electronics Co. Ltd.	9,930	5,933,034

		13,243,153

Spain — 1.4%
Banco Santander Central
Hispano SA	1,066,400	19,455,544
Gamesa Corp. Tecnologica SA	60,694	2,971,388
Iberdrola Renovables SA*	576,500	4,441,473

		26,868,405

Switzerland — 12.0%
ABB Ltd.*	2,274,067	64,369,408
Actelion Ltd.*	284,988	15,202,265
Credit Suisse Group	460,027	20,939,050
EFG International	98,650	2,684,751
Holcim Ltd.	170,136	13,752,432
Julius Baer Holding AG	147,087	9,864,092
Kuehne & Nagel International AG	138,276	13,083,875
Lonza Group AG	125,990	17,411,576
Nestle SA	968,580	43,648,740
SGS Societe Generale	8,947	12,758,861
Xstrata PLC	301,545	24,021,175

		237,736,225

Taiwan — 0.8%
Hon Hai Precision Industry Co. Ltd.	3,248,909	16,002,106
United Arab Emirates — 0.3%
DP World Ltd.	7,791,087	6,700,335
United Kingdom — 16.5%
Autonomy Corp. PLC*	360,200	6,456,788
BG Group PLC	2,168,246	56,347,166
BHP Billiton PLC	216,197	8,291,152
British Sky Broadcasting Group PLC	654,112	6,130,764
Capita Group PLC	1,347,241	18,378,138
Johnson Matthey PLC	83,858	3,068,548
Man Group PLC	1,812,658	22,392,334
Petrofac Ltd.	468,000	6,857,926
Reckitt Benckiser Group PLC	825,827	41,710,860
Rio Tinto PLC	68,360	8,232,383
Rolls-Royce Group PLC	3,061,623	20,692,754
Rolls-Royce Group PLC* (Class B Stock)	289,965,581	577,563
Rotork PLC	275,536	5,991,518
Tesco PLC	5,045,487	36,904,202
Tullow Oil PLC	1,036,600	19,698,377
Vedanta Resources PLC	485,800	20,979,625
Vodafone Group PLC	14,961,519	44,081,275

		326,791,373

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
United States — 0.4%
Las Vegas Sands Corp.*(a)	162,293	$7,699,180

TOTAL LONG-TERM INVESTMENTS (cost $1,806,155,950)		1,941,994,069

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $103,685,126; includes $72,463,043 of cash collateral for securities on loan)(b)(w) (Note 4)	103,685,126	103,685,126

TOTAL INVESTMENTS(o) — 103.2% (cost $1,909,841,076)		2,045,679,195
Liabilities in excess of other assets — (3.2)%		(63,549,956)

NET ASSETS — 100.0%		$1,982,129,239

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $69,603,239; cash collateral of $72,463,043 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2008, 63 securities representing $1,050,192,247 and 53.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$995,486,948	—
Level 2 – Other Significant Observable Inputs	1,050,192,247	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$2,045,679,195	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Financial Services	7.3%
Oil, Gas & Consumable Fuels	7.0
Metals & Mining	5.9
Affiliated Money Market Mutual Fund (3.7% represents investments purchased with collateral from securities on loan)	5.2
Electronic Components & Equipment	4.5
Foods	4.2
Pharmaceuticals	4.1
Chemicals	3.9
Telecommunications	3.8
Retail & Merchandising	3.4
Financial – Bank & Trust	3.4
Engineering/R&D Services	3.2
Entertainment & Leisure	3.2
Real Estate Investment Trusts	3.1
Consumer Products & Services	2.9
Wireless Telecommunication Services	2.7
Computer Services & Software	2.6
Water	2.1
Media	2.1
Diversified Operations	1.7
Commercial Services	1.5
Machinery – Construction & Mining	1.5
Utilities	1.5
Insurance	1.3
Computer Hardware	1.3
Transportation	1.2
Investment Firms	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Banks	1.1%
Medical Supplies & Equipment	1.1
Industrial Products	1.1
Auto Parts & Equipment	1.0
Oil & Gas Exploration/Production	1.0
Engineering/Construction	1.0
Beverages	0.9
Agriculture	0.9
Diversified Metals	0.8
Business Services	0.8
Commercial Banks	0.7
Diversified Machinery	0.7
Building Materials	0.7
Energy Equipment & Services	0.6
Construction	0.6
Lodging	0.6
Biotechnology	0.5
Diversified Financial Services	0.4
Hotels, Restaurants & Leisure	0.4
Machinery & Equipment	0.4
Building Products	0.3
Broadcasting	0.3
Holding Companies – Diversified	0.3
Instruments – Controls	0.3
Building & Construction	0.3
Advertising	0.3
Equipment Services	0.2
Banking	0.1

103.2
Liabilities in excess of other assets	(3.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $69,603,239:
Unaffiliated investments (cost $1,806,155,950)	$1,941,994,069
Affiliated investments (cost $103,685,126)	103,685,126
Foreign currency, at value (cost $2,339,923)	2,392,673
Receivable for investments sold	8,575,944
Dividends and interest receivable	8,562,707
Tax reclaim receivable	5,224,103
Receivable for fund share sold	1,267,822
Prepaid expenses	2,437

Total Assets	2,071,704,881

LIABILITIES:
Payable to broker for collateral for securities on loan	72,463,043
Payable for investments purchased	11,055,225
Payable to custodian	3,907,267
Payable for fund share repurchased	981,111
Advisory fees payable	707,580
Accrued expenses and other liabilities	446,056
Shareholder servicing fees payable	15,360

Total Liabilities	89,575,642

NET ASSETS	$1,982,129,239

Net assets were comprised of:
Paid-in capital	$1,826,005,284
Retained earnings	156,123,955

Net assets, June 30, 2008	$1,982,129,239

Net asset value and redemption price per share, $1,982,129,239 / 147,251,154 outstanding shares of beneficial interest	$13.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $2,822,113 foreign withholding tax)	$31,347,875
Affiliated dividend income	1,375,465
Affiliated income from securities lending, net	139,371
Unaffiliated interest income	5,179

32,867,890

EXPENSES
Advisory fees	11,409,620
Shareholder servicing fees and expenses	798,673
Custodian and accounting fees	619,000
Loan interest expense (Note 7)	78,261
Trustees’ fees	20,000
Insurance expenses	14,000
Audit fee	12,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	7,000
Shareholders’ reports	2,000
Miscellaneous	28,939

Total expenses	12,998,493

NET INVESTMENT INCOME	19,869,397

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	26,197,600
Foreign currency transactions	(2,288,943)

23,908,657

Net change in unrealized appreciation (depreciation) on:
Investments	(361,464,387)
Foreign currencies	111,556

(361,352,831)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(337,444,174)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(317,574,777)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$19,869,397	$24,803,256
Net realized gain on investment and foreign currency transactions	23,908,657	315,804,142
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(361,352,831)	99,921,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(317,574,777)	440,528,610

DISTRIBUTIONS	(340,607,398)	(199,773,387)

FUND SHARE TRANSACTIONS:
Fund share sold [21,350,819 and 42,745,594 shares, respectively]	357,230,914	771,615,074
Fund share issued in reinvestment of distributions [24,556,157 and 11,104,691 shares, respectively]	340,607,398	199,773,387
Fund share repurchased [50,562,264 and 39,705,102 shares, respectively]	(830,954,914)	(719,187,090)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(133,116,602)	252,201,371

TOTAL INCREASE (DECREASE) IN NET ASSETS	(791,298,777)	492,956,594
NET ASSETS:
Beginning of period	2,773,428,016	2,280,471,422

End of period	$1,982,129,239	$2,773,428,016

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.2%
Australia — 2.9%
AWB Ltd.	700,100	$1,617,479
BHP Billiton Ltd.	104,378	4,372,723
BlueScope Steel Ltd.	329,100	3,577,688
Commonwealth Bank of Australia	50,200	1,933,157
Foster’s Group Ltd.	985,200	4,788,439
Macquarie Group Ltd.	74,800	3,487,841
Minara Resources Ltd.	325,800	1,015,070
Oxiana Ltd.	713,658	1,799,316
Pacific Brands Ltd.	838,600	1,426,970
Qantas Airways Ltd.	1,069,900	3,118,016
Telstra Corp. Ltd.	429,200	1,744,565

		28,881,264

Austria — 0.3%
Voestalpine AG	35,200	2,880,606

Belgium — 0.2%
AGFA-Gevaert NV*	142,500	919,877
Fortis	88,600	1,407,364
		2,327,241
Brazil — 1.0%
Empresa Brasileira de Aeronautica
SA, ADR	197,500	5,233,750
Redecard SA	263,000	4,859,372

		10,093,122

Canada — 6.0%
Canadian National Railway Co.	266,200	12,786,580
Canadian Natural Resources Ltd.	139,700	13,815,189
Canadian Oil Sands Trust	71,700	3,867,314
Nexen, Inc.	85,300	3,401,293
Potash Corporation of Saskatchewan, Inc.	50,500	11,542,785
Rogers Communications, Inc. (Class B Stock)	386,800	15,006,186

		60,419,347

China — 1.7%
China Life Insurance Co. Ltd. (Class H Stock)	2,816,600	9,861,577
Country Garden Holdings Co. Ltd.	8,184,400	5,311,240
Soho China Ltd.	4,276,500	2,330,966

		17,503,783

Denmark — 3.3%
Carlsberg A/S (Class B Stock)	106,800	10,288,017
Danske Bank SA	61,100	1,759,359
H. Lundbeck A/S	183,894	4,177,361
Novo Nordisk SA (Class B Stock)	260,300	17,135,683

		33,360,420

Finland — 3.8%
Fortum Oyj	362,963	18,371,607
Nokia Oyj	574,900	14,052,255
Pohjola Bank PLC	107,585	1,857,276
Rautaruukki Oyj	32,000	1,452,601
TietoEnator Oyj	128,700	2,677,906

		38,411,645

France — 10.9%
Air Liquide	121,941	16,053,702
AXA SA	516,600	15,222,095
BNP Paribas SA	112,100	10,090,924
Ciments Francais SA	5,600	913,673
Compagnie Generale des Establissements Michelin (Class B Stock)	20,800	1,487,329
Credit Agricole SA	65,700	1,333,740
France Telecom SA	469,748	13,776,352
Groupe Danone	184,900	12,938,241
LVMH Moet Hennessy Louis Vuitton SA	117,767	12,285,108
Natexis Banques Populaires	40,000	440,315
Peugeot SA	48,100	2,597,984
Rallye SA	27,900	1,632,900
Renault SA	18,200	1,481,238
Safran SA	103,300	1,992,375
Sanofi-Aventis SA	103,900	6,904,055
Societe Generale	13,900	1,205,119
THOMSON*	133,700	693,208
Total SA	51,200	4,358,074
Valeo SA	44,000	1,408,340
Vivendi	77,000	2,903,392

		109,718,164

Germany — 8.6%
BASF AG	328,440	22,636,601
Daimler AG	51,500	3,194,338
Deutsche Bank AG	44,500	3,841,464
Deutsche Lufthansa AG	98,300	2,117,957
E.ON AG	87,700	17,675,470
Hannover Rueckversicherung AG	50,700	2,497,391
Heidelberger Druckmachinen AG	109,200	2,235,434
MTU Aero Engines Holdings	65,100	2,123,493
Muenchener Rueckversicherungs AG	34,700	6,086,180
Porsche Automobil Holding SE	68,950	10,616,863
SAP AG	123,610	6,469,442
ThyssenKrupp AG	101,700	6,380,123

		85,874,756

Greece — 1.6%
Alpha Bank A.E.	60,100	1,819,445
Mytilineos Holdings SA	62,155	721,656
National Bank of Greece SA	187,408	8,434,657
OPAP SA	133,807	4,681,769

		15,657,527

Guernsey — 0.7%
Amdocs Ltd.*	246,100	7,240,262

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Hong Kong — 3.0%
Cathay Pacific Air	714,000	$1,360,741
Chaoda Modern Agriculture Holdings Ltd.	844,425	1,065,650
China Merchants Bank Co. Ltd.	2,000,400	6,285,524
China Mobile Ltd.	840,178	11,292,527
Citic Pacific Ltd.	483,500	1,782,760
Hong Kong Electric Holdings Ltd.	296,000	1,770,932
Hong Kong Exchanges and Clearing Ltd.	414,600	6,061,676
Orient Overseas International Ltd.	119,307	596,745

		30,216,555

Ireland — 0.4%
Allied Irish Banks PLC	94,900	1,462,499
Bank of Ireland	184,600	1,592,225
Irish Life & Permanent PLC	131,500	1,353,145

		4,407,869

Israel — 1.9%
Teva Pharmaceutical Industries Ltd., ADR	410,300	18,791,740

Italy — 2.0%
Banco Popolare SC	87,100	1,538,740
ENI SpA	206,800	7,682,705
Finmeccanica SpA	61,500	1,607,981
Fondiaria-SAI SpA	47,400	1,562,103
Indesit Co. SpA	70,200	779,790
Intesa Sanpaolo SpA	394,500	2,242,676
Parmalat Finanziaria SpA(g)*	448,250	77,632
Telecom Italia SpA	1,457,500	2,915,147
Unione di Banche Italiano SCPA	55,100	1,287,450

		19,694,224

Japan — 13.6%
Alpine Electronics, Inc.	57,400	605,975
Alps Electric Co. Ltd.	108,200	1,117,817
Asahi Kasei Corp.	528,000	2,764,684
Astellas Pharma, Inc.	78,000	3,305,552
Circle K Sunkus Co. Ltd.	117,700	2,068,354
Denki Kagaku Kogyo Kabushiki Kiasha	312,000	1,157,678
Fanuc Ltd.	113,500	11,084,381
Fuji Heavy Industries Ltd.	560,000	2,742,384
Hitachi Information Systems Ltd.	98,400	2,293,544
Honda Motor Co. Ltd.	140,200	4,766,417
Komatsu Ltd.	375,213	10,459,391
Kureha Corp.	229,000	1,382,389
Kyowa Exeo Corp.	143,000	1,326,506
Marubeni Corp.	399,000	3,332,985
Matsushita Electric Industrial Co. Ltd.	144,000	3,105,523
Mitsubishi Chemical Holdings Corp.	170,000	989,405
Mitsubishi Corp.	113,600	3,744,408
Mitsui & Co. Ltd.	181,000	3,997,222
Mitsui Chemicals, Inc.	217,000	1,068,804
Mitsui Mining & Smelting Co. Ltd.	696,000	2,051,589
Nifco, Inc.	72,900	1,719,777
Nintendo Co. Ltd.	32,888	18,552,443
Nippon Light Metal Co. Ltd.	910,000	1,491,171
Nippon Oil Corp.	277,900	1,866,014
Nippon Shokubai Co. Ltd.	273,000	1,956,519
Nippon Telegraph and Telephone Corp.	1,200	5,876,536
Nipro Corp.	100	1,695
Nissan Motor Co. Ltd.	696,700	5,754,164
NTT Docomo, Inc.	4,300	6,317,276
Omron Corp.	59,700	1,281,876
Ricoh Co. Ltd.	218,000	3,933,588
Sanwa Holdings Corp.	437,000	1,654,415
Seiko Epson Corp.	26,100	717,729
SMK Corp.	98,000	466,996
Sumitomo Corp.	215,300	2,828,493
Sumitomo Trust & Banking Co. Ltd.	179,000	1,250,817
Tokai Tokyo Securities Co. Ltd.	117,000	424,212
Toppan Forms Co. Ltd.	72,200	865,571
Toyota Motor Corp.	307,500	14,508,405
Uniden Corp.	106,000	544,051
Yokohama Rubber Co. Ltd.	315,200	1,481,234

		136,857,990

Liechtenstein — 0.1%
Verwaltungs und Privat Bank AG	4,600	1,176,757

Mexico — 2.3%
America Movil SAB de CV (Series L Stock), ADR	220,400	11,626,100
Wal-Mart de Mexico SA de CV	2,834,800	11,283,566

		22,909,666

Netherlands — 2.7%
Aegon NV	155,700	2,046,948
CSM NV	65,700	2,289,623
ING Groep NV	195,500	6,181,267
Oce NV	126,300	1,552,755
Schlumberger Ltd.	142,200	15,276,546

		27,347,139

New Zealand — 0.2%
Air New Zealand Ltd.	1,857,800	1,543,353

Norway — 0.8%
DnB NOR ASA	241,600	3,069,322
Norsk Hydro ASA	91,500	1,334,200
StatoilHydro ASA	99,400	3,708,590

		8,112,112

Russia — 2.6%
Gazprom OAO, ADR	276,000	16,008,000
Rosneft Oil Co., GDR*	146,700	1,701,720
Sberbank	2,528,600	7,990,376

		25,700,096

Singapore — 0.6%
MobileOne Ltd.	459,090	634,368
Neptune Orient Lines Ltd.	719,000	1,706,935
Singapore Airlines Ltd.	316,000	3,414,207

		5,755,510

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	219,000	$4,172,787
Banco Santander SA	528,600	9,643,849
Repsol YPF SA	127,400	4,999,747
Telefonica SA	599,500	15,865,065

		34,681,448

Sweden — 1.5%
Electrolux AB (Class B Stock)	157,100	1,996,233
Hennes & Mauritz AB	165,726	8,940,966
Nordea Bank AB	150,800	2,066,339
Volvo AB (Class B Stock)	132,500	1,613,460

		14,616,998

Switzerland — 8.7%
Baloise Holding Ltd.	23,600	2,475,263
Ciba Holding AG	12,200	351,241
Credit Suisse Group	79,800	3,632,257
Georg Fischer AG*	3,900	1,595,068
Givaudan SA	6,609	5,891,336
Logitech International SA*	225,807	6,036,735
Nestle SA	373,200	16,818,136
Novartis AG	111,933	6,159,919
Rieter Holdings AG	5,000	1,623,637
Roche Holding AG	110,137	19,799,583
Swiss Re	228,500	15,147,676
Swisscom AG	10,800	3,597,089
UBS AG*	1	13
Zurich Financial Services AG	18,500	4,714,812

		87,842,765

Turkey — 0.5%
Turkcell Iletisim Hizmetleri A/S	935,200	5,417,493

United Kingdom — 13.9%
Alliance & Leicester PLC	127,100	741,773
Arm Holdings PLC	2,336,000	3,943,543
AstraZeneca PLC	173,900	7,393,930
Aviva PLC	240,100	2,380,373
Barclays PLC	376,300	2,134,926
Beazley Group PLC	619,500	1,363,621
BP PLC	984,000	11,405,129
Bradford & Bingley PLC	361,600	461,019
Brit Insurance Holdings PLC	459,500	1,593,991
BT Group PLC	1,322,900	5,240,905
Carnival PLC	334,353	10,615,217
Centrica PLC	264,900	1,629,263
Dairy Crest Group PLC	218,184	1,429,453
Davis Service Group PLC	80,600	714,754
Drax Group PLC	152,700	2,236,876
DS Smith PLC	528,500	1,186,626
DSG International PLC	494,200	435,279
GKN PLC	575,300	2,539,174
GlaxoSmithKline PLC	104,300	2,305,630
HBOS PLC	445,900	2,441,216
IMI PLC	148,900	1,285,847
Legal & General Group PLC	981,300	1,947,217
Lloyds TSB Group PLC	414,300	2,541,835
Marks & Spencer Group PLC	865,800	5,629,885
Marston’s PLC	515,200	1,804,601
Old Mutual PLC	728,200	1,336,780
Premier Foods PLC	397,300	749,899
Reckitt Benckiser Group PLC	222,802	11,253,281
Royal & Sun Alliance Insurance Group PLC	806,900	2,008,822
Royal Bank of Scotland Group PLC	517,500	2,203,065
Royal Dutch Shell PLC (Class B Stock)	342,500	13,714,753
SABMiller PLC	306,078	6,992,908
Spectris PLC	26,200	371,087
Standard Chartered PLC	323,700	9,166,997
Tate & Lyle PLC	206,100	1,624,058
Taylor Wimpey PLC	187,700	229,933
Tomkins PLC	555,100	1,661,888
TT Electronics PLC	87,300	199,662
Vodafone Group PLC	533,200	1,570,973
Vodafone Group PLC, ADR	385,500	11,356,830

		139,843,019

TOTAL COMMON STOCKS (cost $1,043,840,478)		997,282,871

RIGHTS*
United Kingdom
Barclays PLC, expiring 7/17/08*	80,636	15,258
HBOS PLC, expiring 7/18/08*	178,360	38,191

TOTAL RIGHTS (cost $0)		53,449

TOTAL LONG-TERM INVESTMENTS (cost $1,043,840,478)		997,336,320

SHORT-TERM INVESTMENT — 0.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $1,348,538)(w)(Note 4)	1,348,538	1,348,538

TOTAL INVESTMENTS(o) — 99.3% (cost $1,045,189,016)		998,684,858
Other assets in excess of liabilities(x) — 0.7%		7,325,278

NET ASSETS — 100.0%		$1,006,010,136

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

CHF	Swiss Franc

EUR	Euro

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

GBP	British Pound

MXN	Mexican Peso

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of June 30, 2008, 130 securities representing $604,752,066 and 60.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $604,674,434 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $77,632 was valued using Significant Unobservable Inputs (Level 3, as defined below).

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 12/19/08	EUR	18,407	$28,254,194	$28,723,525	$(469,331)
British Pound,
Expiring 12/09/08	GBP	2,967	5,731,028	5,826,734	(95,706)
Mexican Peso,
Expiring 12/08/08	MXN	201,849	19,204,327	19,127,725	76,602
Swiss Franc,
Expiring 12/23/08	CHF	5,375	5,147,136	5,269,954	(122,818)

			$58,336,685	$58,947,938	$(611,253)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$393,932,792	—
Level 2 – Other Significant Observable Inputs	604,674,434	$(611,253)
Level 3 – Significant Unobservable Inputs	77,632	—

Total	$998,684,858	$(611,253)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$466,065
Accrued discounts/premiums	—
Realized gain (loss)	278,121
Change in unrealized appreciation (depreciation)	123,619
Net purchases (sales)	(790,173)
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$77,632

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Telecommunications	13.7%
Pharmaceuticals	8.2
Insurance	7.6
Financial – Bank & Trust	7.1
Chemicals	6.4
Oil & Gas	5.2
Oil, Gas & Consumable Fuels	5.1
Automobile Manufacturers	4.6
Entertainment & Leisure	4.3
Food	3.6
Beverages	2.4
Commercial Banks	2.4
Utilities	2.2
Retail & Merchandising	2.1
Electric – Integrated	1.8
Machinery & Equipment	1.7
Transportation	1.6
Metals & Mining	1.6
Electronic Components & Equipment	1.4
Consumer Products & Services	1.2
Holding Companies – Diversified	1.2
Conglomerates	1.2
Airlines	1.1
Aerospace	1.1
Computer Services & Software	1.1
Auto Parts & Equipment	1.0
Diversified Financial Services	0.9
Financial Services	0.9
Diversified Operations	0.8
Real Estate Investment Trusts	0.7
Office Equipment	0.7
Steel Producers/Products	0.6
Computer Hardware	0.6
Diversified Manufacturing	0.5
Semiconductors	0.4
Medical Supplies & Equipment	0.3
Household Durables	0.3
Trading Companies & Distributors	0.3
Agriculture	0.3
Building Products	0.2
Gas Distribution	0.2
Auto Components	0.1
Affiliated Money Market Mutual Fund	0.1
Forest & Paper Products	0.1
Building & Construction	0.1
Commercial Services	0.1
Appliances	0.1
Home Furnishings	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,043,840,478)	$997,336,320
Affiliated investments (cost $1,348,538)	1,348,538
Foreign currency, at value (cost $9,436,709)	9,420,224
Receivable for investments sold	16,334,375
Tax reclaim receivable	3,523,195
Dividends receivable	2,390,296
Unrealized appreciation on foreign currency forward contracts	76,602
Receivable for fund share sold	44,468
Prepaid expenses	667

Total Assets	1,030,474,685

LIABILITIES:
Loan payable (Note 7)	18,600,000
Payable for investments purchased	2,603,795
Payable to custodian	1,038,895
Payable for fund share repurchased	997,214
Unrealized depreciation on foreign currency forward contracts	687,855
Advisory fees payable	389,144
Accrued expenses and other liabilities	139,867
Shareholder servicing fees payable	7,779

Total Liabilities	24,464,549

NET ASSETS	$1,006,010,136

Net assets were comprised of:
Paid-in capital	$1,015,557,567
Retained earnings	(9,547,431)

Net assets, June 30, 2008	$1,006,010,136

Net asset value and redemption price per share, $1,006,010,136 / 58,336,363 outstanding shares of beneficial interest	$17.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $2,756,510 foreign withholding tax)	$24,374,365
Affiliated dividend income	322,273

24,696,638

EXPENSES
Advisory fees	5,987,500
Shareholder servicing fees and expenses	419,125
Custodian and accounting fees	309,000
Loan interest expense (Note 7)	83,231
Audit fee	12,000
Trustees’ fees	12,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Insurance expenses	4,000
Miscellaneous	19,208

Total expenses	6,864,064

NET INVESTMENT INCOME	17,832,574

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	28,555,669
Foreign currency transactions	(7,902,414)

20,653,255

Net change in unrealized appreciation (depreciation) on:
Investments	(232,001,498)
Foreign currencies	1,008,272

(230,993,226)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(210,339,971)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(192,507,397)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$17,832,574	$24,109,758
Net realized gain on investment and foreign currency transactions	20,653,255	111,999,454
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(230,993,226)	87,949,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(192,507,397)	224,058,648

DISTRIBUTIONS	(97,450,921)	(13,865,852)

FUND SHARE TRANSACTIONS:
Fund share sold [9,535,827 and 31,546,200 shares, respectively]	191,957,320	650,929,004
Fund share issued in reinvestment of distributions [5,444,186 and 636,048 shares, respectively]	97,450,921	13,865,852
Fund share repurchased [26,505,895 and 17,459,324 shares, respectively]	(529,770,046)	(377,268,583)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(240,361,805)	287,526,273

TOTAL INCREASE (DECREASE) IN NET ASSETS	(530,320,123)	497,719,069
NET ASSETS:
Beginning of period	1,536,330,259	1,038,611,190

End of period	$1,006,010,136	$1,536,330,259

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Australia — 2.7%
BHP Billiton Ltd.	175,049	$7,333,354
Rio Tinto Ltd.	11,620	1,509,409

		8,842,763

Belgium — 1.2%
Dexia SA	108,200	1,722,748
Fortis	144,000	2,290,203

		4,012,951

Brazil — 2.5%
Companhia Vale Do Rio Doce, ADR(a)	99,179	3,552,592
Petroleo Brasileiro SA, ADR	64,570	4,573,493

		8,126,085

Egypt — 0.3%
Orascom Construction Industries	6,334	857,555

Finland — 1.7%
Nokia Oyj	224,917	5,497,636

France — 13.1%
Accor SA	44,391	2,948,894
AXA SA	149,114	4,393,781
BNP Paribas	56,090	5,049,063
Compagnie de Saint-Gobain	37,300	2,310,019
Imerys SA	31,852	2,300,065
Lafarge SA	29,977	4,571,122
Pernod Ricard SA	35,349	3,607,196
Sanofi-Aventis SA	42,500	2,824,084
Suez SA	24,800	1,681,135
Total SA	159,157	13,547,225

		43,232,584

Germany — 9.1%
Bayer AG	44,890	3,776,975
Deutsche Post AG	91,500	2,388,990
E.ON AG	39,265	7,913,652
Linde AG	18,909	2,655,972
RWE AG	13,700	1,729,710
SAP AG	77,820	4,072,906
Siemens AG	49,650	5,504,218
Symrise AG	88,142	1,914,735

		29,957,158

Greece — 0.7%
Piraeus Bank	90,462	2,462,049

Hong Kong — 1.3%
Esprit Holdings Ltd.	244,100	2,535,778
Hang Lung Properties Ltd.	548,000	1,757,030

		4,292,808

Israel — 0.5%
Teva Pharmaceutical Industries Ltd., ADR	37,290	1,707,882

Italy — 3.8%
ENI SpA	179,850	6,681,502
Intesa Sanpaolo SpA	491,100	2,791,833
UniCredito Italiano SpA	509,197	3,097,376

		12,570,711

Japan — 18.5%
Astellas Pharmaceuticals Co. Ltd.	85,600	3,627,631
Canon, Inc.	95,550	4,913,152
Daikin Industries Ltd.	33,300	1,680,915
East Japan Railway Co. Ltd.	257	2,093,563
Honda Motor Co. Ltd.	132,700	4,511,438
Japan Tobacco, Inc.	836	3,566,492
Komatsu Ltd.	48,800	1,360,343
Mitsubishi Corp.	189,400	6,242,878
Mitsubishi Tokyo Financial Group, Inc.	243,000	2,153,440
Mitsui Fudosan Co. Ltd.	101,000	2,159,156
Murata Manufacturing Co. Ltd.	64,900	3,055,987
Nidec Corp.	47,500	3,162,641
Nissan Motor Co. Ltd.	200,100	1,652,660
Nitto Denko Corp.	42,700	1,640,684
Nomura Holdings, Inc.	103,300	1,530,262
Shin-Etsu Chemical Co. Ltd.	64,200	3,978,302
SMC Corp.	21,000	2,300,042
Sony Corp.	109,100	4,767,378
Sumitomo Corp.	280,900	3,690,309
Sumitomo Mitsui Financial Group, Inc.	415	3,122,710

		61,209,983

Mexico — 1.3%
America Movil SAB de CV (Class L Stock), ADR	32,400	1,709,100
Fomento Economico Mexicano SA de CV, ADR	54,110	2,462,546

		4,171,646

Netherlands — 5.9%
ING Groep NV	115,841	3,662,630
Koninklijke Philips Electronics NV	91,600	3,102,076
Reed Elsevier NV	179,274	3,000,302
Royal Dutch Shell PLC (Class A Stock)	177,600	7,262,599
Wolters Kluwer NV	101,446	2,361,246

		19,388,853

Norway — 0.6%
Norsk Hydro ASA	140,600	2,050,148

South Korea — 0.7%
Samsung Electronics Co. Ltd., GDR	8,100	2,419,818

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	141,386	2,693,944
Inditex SA	55,500	2,544,170
Telefonica SA	214,750	5,683,107

		10,921,221

Switzerland — 10.3%
ABB Ltd.*	165,897	4,695,856
Adecco SA	55,638	2,750,298

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Holcim Ltd.	37,921	$3,065,230
Nestle SA	188,210	8,481,622
Novartis AG	98,054	5,396,127
Roche Holding AG	32,920	5,918,105
Zurich Financial Services AG	15,245	3,885,260

		34,192,498

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR*	262,900	2,868,239
United Kingdom — 19.9%
Barclays PLC	536,450	3,043,531
BG Group PLC	210,062	5,458,974
British Land Co. PLC	137,800	1,937,805
Burberry Group PLC	383,366	3,448,022
Centrica PLC	277,120	1,704,422
GlaxoSmithKline PLC	177,080	3,914,487
HSBC Holdings PLC	585,100	9,072,249
ICAP PLC	285,279	3,055,690
Man Group PLC	256,975	3,174,487
Smith & Nephew PLC	241,314	2,647,555
Standard Chartered PLC	196,824	5,573,942
Tesco PLC	819,523	5,994,237
Vodafone Group PLC	2,724,550	8,027,369
WM Morrison Supermarkets PLC	579,700	3,055,973
Wolseley PLC	250,600	1,867,172
WPP GROUP PLC	379,632	3,627,621

TOTAL COMMON STOCKS (cost $277,153,434)		65,603,536

RIGHTS*

	Units
Barclays PLC, expiring 07/17/08 (cost $0)	114,954	21,752

TOTAL LONG-TERM INVESTMENTS (cost $277,153,434)		324,407,876

	Shares
SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $3,875,778; includes $3,639,897 of cash collateral for securities on loan)(b)(w) (Note 4)	3,875,778	3,875,778

TOTAL INVESTMENTS(o) — 99.5% (cost $281,029,212; Note 6)		328,283,654
Other assets in excess of liabilities — 0.5%		1,799,774

NET ASSETS — 100.0%		$330,083,428

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $3,516,557; cash collateral of $3,639,897 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2008, 56 securities representing $220,838,848 and 66.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$107,444,806	—
Level 2 – Other Significant Observable Inputs	220,838,848	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$328,283,654	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Oil, Gas and Consumable Fuels	12.0%
Commercial Banks	10.4
Pharmaceuticals	7.1
Telecommunications	4.6
Metals & Mining	3.8
Trading Companies & Distributors	3.6
Utilities	3.4
Construction Materials	3.0
Chemicals	2.9
Food & Staples Retailing	2.7
Media	2.7
Food Products	2.6
Insurance	2.5
Diversified Financial Services	2.3
Electronic Equipment & Instruments	1.9
Automobiles	1.9
Beverages	1.9
Financial – Bank & Trust	1.8
Industrial Conglomerates	1.7
Communication Equipment	1.7
Financial Services	1.6
Office Electronics	1.5
Electronic Components & Equipment	1.4
Oil & Gas	1.4
Software	1.2
Building Products	1.2
Affiliated Money Market Mutual Fund (1.1% represents investments purchased with collateral from securities on loan)	1.2
Tobacco	1.1
Clothing & Apparel	1.0
Household Durables	1.0
Diversified Operations	0.9
Lodging	0.9
Semiconductors	0.9
Commercial Services & Supplies	0.8
Construction and Engineering	0.8
Healthcare Equipment & Supplies	0.8
Retail & Merchandising	0.8
Specialty Retail	0.8
Semiconductor and Semiconductor Equipment	0.7
Air Freight & Logistics	0.7
Machinery	0.7
Real Estate Management & Development	0.7
Railroads	0.6
Real Estate Investment Trusts	0.6
Real Estate	0.5
Multi-Utilities	0.5
Machinery & Equipment	0.4
Construction	0.3

99.5
Other assets in excess of liabilities	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $3,516,557:
Unaffiliated investments (cost $277,153,434)	$324,407,876
Affiliated investments (cost $3,875,778)	3,875,778
Foreign currency, at value (cost $318,455)	319,974
Receivable for investments sold	7,822,070
Tax reclaim receivable	1,865,218
Dividends and interest receivable	854,608
Receivable for fund share sold	494,741
Prepaid expenses	3,431

Total Assets	339,643,696

LIABILITIES:
Payable for investments purchased	5,221,375
Payable to broker for collateral for securities on loan	3,639,897
Payable to custodian	508,153
Advisory fees payable	121,492
Accrued expenses and other liabilities	66,743
Shareholder servicing fees payable	2,520
Payable for fund share repurchased	88

Total Liabilities	9,560,268

NET ASSETS	$330,083,428

Net assets were comprised of:
Paid-in capital	$273,713,075
Retained earnings	56,370,353

Net assets, June 30, 2008	$330,083,428

Net asset value and redemption price per share, $330,083,428 / 14,285,939 outstanding shares of beneficial interest	$23.11

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $992,805 foreign withholding tax)	$8,638,813
Affiliated dividend income	68,151
Affiliated income from securities lending, net	15,866
Unaffiliated interest income	2,773

8,725,603

EXPENSES
Advisory fees	1,679,824
Shareholder servicing fees and expenses	133,731
Custodian and accounting fees	116,000
Loan interest expense (Note 7)	34,529
Audit fee	12,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expenses	5,000
Shareholders’ reports	2,000
Miscellaneous	8,237

Total expenses	2,012,321
Less: advisory fee waiver	(49,627)

Net expenses	1,962,694

NET INVESTMENT INCOME	6,762,909

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	34,044,737
Foreign currency transactions	(85,872)

33,958,865

Net change in unrealized appreciation (depreciation) on:
Investments	(87,135,318)
Foreign currencies	97,047

(87,038,271)

NET LOSS ON INVESTMENTS	(53,079,406)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,316,497)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$6,762,909	$7,807,619
Net realized gain on investment and foreign currency transactions	33,958,865	50,991,864
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(87,038,271)	(13,386,255)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,316,497)	45,413,228

DISTRIBUTIONS	(7,807,619)	(7,468,243)

FUND SHARE TRANSACTIONS:
Fund share sold [920,569 and 3,727,258 shares, respectively]	22,881,621	96,939,891
Fund share issued in reinvestment of distributions [326,952 and 286,909 shares, respectively]	7,807,619	7,468,243
Fund share repurchased [5,911,539 and 6,569,514 shares, respectively]	(144,451,204)	(168,556,531)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(113,761,964)	(64,148,397)

TOTAL DECREASE IN NET ASSETS	(167,886,080)	(26,203,412)
NET ASSETS:
Beginning of period	497,969,508	524,172,920

End of period	$330,083,428	$497,969,508

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	40,600	$2,668,232
Goodrich Corp.	39,000	1,850,940
Northrop Grumman Corp.(a)	348,544	23,317,594
United Technologies Corp.	430,893	26,586,098

		54,422,864

Auto Components — 0.3%
Johnson Controls, Inc.(a)	285,100	8,176,668

Automotive Parts — 0.6%
Advance Auto Parts, Inc.	78,700	3,055,921
Autoliv, Inc.	12,900	601,398
PACCAR, Inc.(a)	245,400	10,265,082

		13,922,401

Beverages — 0.8%
Coca-Cola Co. (The)	324,800	16,883,104
Coca-Cola Enterprises, Inc.	142,200	2,460,060
Pepsi Bottling Group, Inc.	65,500	1,828,760

		21,171,924

Biotechnology — 0.7%
Amgen, Inc.*(a)	236,739	11,164,611
Celgene Corp.*	47,900	3,059,373
Gilead Sciences, Inc.*(a)	52,700	2,790,465
Invitrogen Corp.*	15,900	624,234

		17,638,683

Chemicals — 2.5%
Dow Chemical Co.	755,900	26,388,469
DuPont (E.I.) de Nemours & Co.	177,900	7,630,131
Eastman Chemical Co.(a)	148,600	10,232,596
PPG Industries, Inc.(a)	74,000	4,245,380
Praxair, Inc.	25,800	2,431,392
Rohm & Haas Co.(a)	263,100	12,218,364

		63,146,332

Clothing & Apparel — 0.4%
Limited Brands, Inc.(a)	304,500	5,130,825
Polo Ralph Lauren Corp.	9,300	583,854
VF Corp.(a)	64,200	4,569,756

		10,284,435

Commercial Banks — 6.5%
Bank of America Corp.	2,909,108	69,440,408
Bank of New York Mellon Corp. (The)	302,000	11,424,660
BB&T Corp.(a)	19,900	453,123
Huntington Bancshares, Inc.(a)	516,500	2,980,205
KeyCorp(a)	1,651,293	18,131,197
Marshall & Ilsley Corp.(a)	55,800	855,414
National City Corp.(a)	205,500	980,235
Popular, Inc. (Puerto Rico)(a)	79,400	523,246
Regions Financial Corp.(a)	136,200	1,485,942
State Street Corp.	93,300	5,970,267
Synovus Financial Corp.	75,000	654,750
TCF Financial Corp.(a)	318,900	3,836,367
U.S. Bancorp	967,113	26,972,782
Wells Fargo & Co.(a)	637,100	15,131,125
Zions Bancorp(a)	149,100	4,695,159

		163,534,880

Commercial Services — 0.1%
ITT Educational Services, Inc.*(a)	3,300	272,679
Paychex, Inc.(a)	84,400	2,640,032

		2,912,711

Computers — 1.0%
Affiliated Computer Services, Inc. (Class A Stock)*	37,000	1,979,130
Electronic Data Systems Corp.	508,050	12,518,352
EMC Corp.*	38,700	568,503
Hewlett-Packard Co.(a)	68,400	3,023,964
International Business Machines Corp.(a)	35,100	4,160,403
SanDisk Corp.*	60,200	1,125,740
Seagate Technology (Cayman Islands)	34,800	665,724
Sun Microsystems, Inc.*	4,600	50,048

		24,091,864

Conglomerates — 0.1%
Cooper Industries Ltd. (Class A Stock) (Bermuda)(a)	70,400	2,780,800

Construction
Masco Corp.	29,200	459,316

Consumer Finance — 0.1%
American Express Co.	77,200	2,908,124

Consumer Products & Services — 0.7%
Kimberly-Clark Corp.	43,100	2,576,518
Procter & Gamble Co.	265,600	16,151,136

		18,727,654

Containers & Packaging
Owens-Illinois, Inc.*	27,000	1,125,630

Diversified Financial Services — 6.8%
Capital One Financial Corp.(a)	255,600	9,715,356
CIT Group, Inc.(a)	1,014,159	6,906,423
Citigroup, Inc.(a)	2,532,939	42,452,057
Fannie Mae(a)	1,286,817	25,105,800
Freddie Mac(a)	2,054,960	33,701,344
Goldman Sachs Group, Inc. (The)	69,500	12,155,550
JPMorgan Chase & Co.	439,315	15,072,898
Lehman Brothers Holdings, Inc.(a)	154,300	3,056,683
Merrill Lynch & Co., Inc.(a)	245,900	7,797,489
Morgan Stanley	299,200	10,792,144
TD Ameritrade Holding Corp.*(a)	238,800	4,319,892

		171,075,636

Electric Utilities — 4.1%
Allegheny Energy, Inc.	58,900	2,951,479
American Electric Power Co., Inc.	284,800	11,457,504

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
CMS Energy Corp.	413,600	$6,162,640
Edison International	279,300	14,350,434
Entergy Corp.	41,600	5,011,968
Exelon Corp.	257,900	23,200,684
FirstEnergy Corp.	112,000	9,220,960
FPL Group, Inc.	231,350	15,171,933
Pepco Holdings, Inc.	38,500	987,525
Pinnacle West Capital Corp.(a)	600	18,462
PPL Corp.	191,100	9,988,797
Sierra Pacific Resources(a)	327,100	4,157,441

		102,679,827

Electronic Components — 0.8%
Tyco Electronics Ltd.	569,417	20,396,517

Electronics — 0.1%
Thermo Fisher Scientific, Inc.*	38,500	2,145,605

Entertainment & Leisure — 0.5%
Carnival Corp. (Panama)(a)	311,306	10,260,646
Royal Caribbean Cruises Ltd.(a)	79,200	1,779,624

		12,040,270

Exchange Traded Fund — 0.2%
iShares Russell 1000 Value Index Fund	69,430	4,794,142

Financial – Bank & Trust — 3.4%
Comerica, Inc.(a)	312,900	8,019,627
PNC Financial Services Group, Inc.(a)	418,116	23,874,423
Sovereign Bancorp, Inc.(a)	550,575	4,052,232
SunTrust Banks, Inc.(a)	104,000	3,766,880
Wachovia Corp.(a)	3,013,254	46,795,835

		86,508,997

Financial Services — 0.2%
Discover Financial Services	88,200	1,161,594
NYSE Euronext, Inc.	73,200	3,708,312

		4,869,906

Food & Staples Retailing — 0.6%
Safeway, Inc.	266,200	7,600,010
Wal-Mart Stores, Inc.	129,700	7,289,140

		14,889,150

Food Products — 1.1%
General Mills, Inc.(a)	160,100	9,729,277
Kellogg Co.	62,700	3,010,854
Kraft Foods, Inc. (Class A Stock)(a)	482,600	13,729,970
Sysco Corp.	86,800	2,387,868

		28,857,969

Forest & Paper Products — 0.1%
Domtar Corp. (Canada)*	477,500	2,602,375
Weyerhaeuser Co.(a)	8,900	455,146

		3,057,521

Healthcare Products — 0.2%
Boston Scientific Corp.*	219,800	2,701,342
C.R. Bard, Inc.(a)	37,500	3,298,125

		5,999,467

Healthcare Providers & Services — 2.6%
Aetna, Inc.	706,077	28,617,301
UnitedHealth Group, Inc.(a)	1,218,159	31,976,674
WellPoint, Inc.*(a)	92,900	4,427,614

		65,021,589

Healthcare Services
AmerisourceBergen Corp.	1,800	71,982
Laboratory Corp. of America Holdings*	700	48,741

		120,723

Home Builders — 0.4%
Centex Corp.	283,400	3,789,058
Lennar Corp. (Class A Stock)(a)	76,700	946,478
Lennar Corp. (Class B Stock)	57,250	635,475
Toll Brothers, Inc.*(a)	242,400	4,540,152

		9,911,163

Hotels, Restaurants & Leisure — 0.3%
International Game Technology	76,500	1,910,970

Starwood Hotels & Resorts Worldwide, Inc.(a)	61,300	2,456,291
Wyndham Worldwide Corp.(a)	198,900	3,562,299

		7,929,560

Household Durables — 0.1%
Newell Rubbermaid, Inc.	56,300	945,277
Stanley Works (The)	16,500	739,695

		1,684,972

Household Products — 0.2%
Colgate-Palmolive Co.	62,700	4,332,570

Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.(a)	67,500	5,541,750

Industrial Conglomerates — 1.4%
3M Co.	270,558	18,828,131
Danaher Corp.(a)	39,100	3,022,430
Tyco International Ltd. (Bermuda)	342,443	13,711,418

		35,561,979

Insurance — 6.2%
ACE Ltd.	100	5,509
Aflac, Inc.	48,800	3,064,640
Allstate Corp. (The)	117,800	5,370,502
American Financial Group, Inc.	22,200	593,850
American International Group, Inc.	339,900	8,993,754
Assurant, Inc.	60,500	3,990,580
Axis Capital Holdings Ltd.	149,500	4,456,595
Chubb Corp.	368,301	18,050,432
CIGNA Corp.	100,500	3,556,695
Genworth Financial, Inc. (Class A Stock)	957,000	17,044,170
Hanover Insurance Group, Inc. (The)	143,400	6,094,500

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hartford Financial Service Group, Inc.	218,752	$14,124,817
Lincoln National Corp.(a)	132,800	6,018,496
Loews Corp.	51,900	2,434,110
Marsh & McLennan Cos., Inc.	42,300	1,123,065
MetLife, Inc.(a)	382,850	20,202,994
Protective Life Corp.	77,200	2,937,460
RenaissanceRe Holdings Ltd.	114,200	5,101,314
Travelers Cos., Inc. (The)	312,100	13,545,140
Unum Group	771,850	15,784,333
XL Capital Ltd. (Class A Stock) (Cayman Islands)(a)	244,800	5,033,088

		157,526,044

Internet Services — 0.1%
Expedia, Inc.*(a)	170,800	3,139,304

Machinery & Equipment
Caterpillar, Inc.(a)	16,300	1,203,266

Media — 1.7%
Comcast Corp. (Class A Stock)	46,100	874,517
Idearc, Inc.(a)	503,700	1,183,695
News Corp. (Class A Stock)(a)	736,500	11,076,960
Time Warner, Inc.(a)	792,400	11,727,520
Viacom, Inc. (Class B Stock)*	8,000	244,320
Walt Disney Co. (The)(a)	610,600	19,050,720

		44,157,732

Medical Supplies & Equipment — 1.2%
Covidien Ltd. (Bermuda)	113,801	5,449,930
Johnson & Johnson(a)	282,600	18,182,484
McKesson Corp.	66,700	3,729,197
Zimmer Holdings, Inc.*	51,500	3,504,575

		30,866,186

Metals & Mining — 0.6%
Alcoa, Inc.(a)	172,400	6,140,888
Freeport-McMoRan Copper & Gold, Inc.	25,800	3,023,502
Reliance Steel & Aluminum Co.	11,700	901,953
United States Steel Corp.	33,800	6,245,564

		16,311,907

Mineral Resources — 0.1%
BHP Billiton Ltd., ADR (Australia)(a)	34,500	2,939,055

Miscellaneous Manufacturers — 2.8%
Dover Corp.	73,900	3,574,543
Eaton Corp.	28,200	2,396,154
General Electric Co.	2,368,881	63,225,434
Illinois Tool Works, Inc.	500	23,755
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	73,300	2,743,619

		71,963,505

Office Equipment — 0.1%
Pitney Bowes, Inc.	36,300	1,237,830

Oil, Gas & Consumable Fuels — 19.2%
Anadarko Petroleum Corp.(a)	654,200	48,960,328
Apache Corp.(a)	302,200	42,005,800
Baker Hughes, Inc.	28,900	2,524,126
ChevronTexaco Corp.	782,500	77,569,225
ConocoPhillips	985,601	93,030,878
Devon Energy Corp.(a)	508,100	61,053,296
Exxon Mobil Corp.	777,100	68,485,823
Halliburton Co.	54,000	2,865,780
Marathon Oil Corp.(a)	118,800	6,162,156
Occidental Petroleum Corp.(a)	209,100	18,789,726
Royal Dutch Shell PLC, ADR (United Kingdom)	311,500	24,954,265
Schlumberger Ltd. (Netherlands)	29,700	3,190,671
Sunoco, Inc.(a)	145,700	5,928,533
Ultra Petroleum Corp. (Canada)*(a)	9,000	883,800
Valero Energy Corp.(a)	281,800	11,604,524
XTO Energy, Inc.	256,700	17,586,517

		485,595,448

Pharmaceuticals — 8.1%
Abbott Laboratories	243,700	12,908,789
AstraZeneca PLC, ADR (United Kingdom)(a)	322,800	13,728,684
BioMarin Pharmaceutical, Inc.*	34,600	1,002,708
Bristol-Myers Squibb Co.	802,200	16,469,166
Cardinal Health, Inc.	65,500	3,378,490
Eli Lilly & Co.(a)	519,623	23,985,798
Forest Laboratories, Inc.*	143,300	4,978,242
IMS Health, Inc.	27,300	636,090
Merck & Co., Inc.(a)	482,200	18,174,118
Pfizer, Inc.	3,328,054	58,141,103
Schering-Plough Corp.	230,600	4,540,514
Watson Pharmaceuticals, Inc.*	32,100	872,157
Wyeth	973,953	46,710,786

		205,526,645

Pipelines — 0.1%
El Paso Corp.	50,500	1,097,870
Spectra Energy Corp.	5,100	146,574

		1,244,444

Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities, Inc.(a)	6,600	642,444
AMB Property Corp.(a)	95,100	4,791,138
Apartment Investment & Management Co. (Class A Stock)(a)	174,200	5,933,253
Camden Property Trust	26,600	1,177,316
Developers Diversified Realty Corp.	34,300	1,190,553
Digital Realty Trust, Inc.(a)	89,300	3,653,263
Duke Realty Corp.(a)	116,800	2,622,160
Hospitality Properties Trust(a)	119,100	2,913,186
Kimco Realty Corp.,(a)	61,000	2,105,720
Liberty Property Trust(a)	48,700	1,614,405
ProLogis(a)	142,300	7,734,005
Weingarten Realty Investors	27,700	839,864

		35,217,307

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Retail & Merchandising — 2.0%
Abercrombie & Fitch Co. (Class A Stock)(a)	16,300	$1,021,684
CVS Caremark Corp.(a)	129,300	5,116,401
Dick’s Sporting Goods, Inc.*(a)	39,100	693,634
Family Dollar Stores, Inc.(a)	146,000	2,911,240
J.C. Penney Co., Inc.(a)	217,700	7,900,333
Lowe’s Co., Inc.	1,348,942	27,990,546
Macy’s, Inc.(a)	248,207	4,820,180
TJX Cos., Inc.	5,900	185,673

		50,639,691

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Mirco Devices, Inc.*	81,100	472,813
KLA-Tencor Corp.	24,600	1,001,466
NVIDIA Corp.*(a)	3,000	56,160
Texas Instruments, Inc.	102,100	2,875,136
Xilinx, Inc.(a)	153,100	3,865,775

		8,271,350

Software — 2.3%
BMC Software, Inc.*(a)	226,800	8,164,800
CA, Inc.(a)	1,075,419	24,831,425
Microsoft Corp.	894,950	24,620,074
Symantec Corp.*(a)	63,200	1,222,920

		58,839,219

Specialty Retail — 2.6%
AutoNation, Inc.*(a)	392,100	3,928,842
Borders Group, Inc.(a)	260,200	1,561,200
CarMax, Inc.*(a)	81,700	1,159,323
Gap, Inc.(a)	541,800	9,031,806
Home Depot, Inc. (The)	890,625	20,858,437
Staples, Inc.(a)	1,256,596	29,844,155

		66,383,763

Telecommunications — 4.5%
Alcatel-Lucent, ADR (France)*(a)	1,555,300	9,394,012
AT&T, Inc.	1,243,800	41,903,622
Cisco Systems, Inc.*	124,000	2,884,240
Corning, Inc.	148,300	3,418,315
Crown Castle International Corp.*	20,200	782,346
Fairpoint Communications, Inc.	7,952	57,334
Juniper Networks, Inc.*(a)	42,800	949,304
Motorola, Inc.	168,000	1,233,120
Sprint Nextel Corp.(a)	478,400	4,544,800
Verizon Communications, Inc.(a)	1,339,375	47,413,875

		112,580,968

Textiles, Apparel & Luxury Goods — 0.4%
Jones Apparel Group, Inc.(a)	434,300	5,971,625
NIKE, Inc. (Class B Stock)(a)	56,100	3,344,121
Phillips-Van Heusen Corp.(a)	1,300	47,606

		9,363,352

Thrifts & Mortgage Finance — 1.3%
Washington Mutual, Inc.(a)	6,577,193	32,425,560

Tobacco — 3.3%
Altria Group, Inc.(a)	1,909,618	39,261,746
Imperial Tobacco Group, ADR (United Kingdom)	7,704	572,022
Philip Morris International, Inc.	632,018	31,215,369
Reynolds American, Inc.	26,000	1,213,420
UST, Inc.(a)	197,846	10,804,370

		83,066,927

Transportation — 0.9%
FedEx Corp.(a)	105,314	8,297,690
Norfolk Southern Corp.	233,400	14,627,178

		22,924,868

TOTAL LONG-TERM INVESTMENTS (cost $3,018,124,930)		2,494,147,970

SHORT-TERM INVESTMENT — 21.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $542,544,835; includes $523,746,314 of cash collateral for securities on loan)(b)(w) (Note 4)	542,544,835	542,544,835

TOTAL INVESTMENTS — 119.9%
(cost $3,560,669,765; Note 6)		3,036,692,805
Liabilities in excess of other assets — (19.9)%		(504,890,110)

NET ASSETS — 100.0%		$2,531,802,695

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $489,887,734; cash collateral of $523,746,314 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$3,036,692,805	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$3,036,692,805	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (20.7% represents investments purchased with collateral from securities on loan)	21.4%
Oil, Gas & Consumable Fuels	19.2
Pharmaceuticals	8.1
Diversified Financial Services	6.8
Commercial Banks	6.5
Insurance	6.2
Telecommunications	4.5
Electric Utilities	4.1
Financial – Bank & Trust	3.4
Tobacco	3.3
Miscellaneous Manufacturers	2.8
Specialty Retail	2.6
Healthcare Providers & Services	2.6
Chemicals	2.5
Software	2.3
Aerospace & Defense	2.2
Retail & Merchandising	2.0
Media	1.7
Industrial Conglomerates	1.4
Real Estate Investment Trusts	1.4
Thrifts & Mortgage Finance	1.3
Medical Supplies & Equipment	1.2
Food Products	1.1
Computers	1.0
Transportation	0.9
Beverages	0.8
Electronic Components	0.8
Consumer Products & Services	0.7
Biotechnology	0.7
Metals & Mining	0.6
Food & Staples Retailing	0.6
Automotive Parts	0.6
Entertainment & Leisure	0.5
Clothing & Apparel	0.4
Home Builders	0.4
Textiles, Apparel & Luxury Goods	0.4
Auto Components	0.3
Hotels, Restaurants & Leisure	0.3
Semiconductors & Semiconductor Equipment	0.3
Healthcare Products	0.2
Independent Power Producers & Energy Traders	0.2
Financial Services	0.2
Exchange Traded Funds	0.2
Household Products	0.2
Internet Services	0.1
Forest & Paper Products	0.1
Mineral Resources	0.1
Commercial Services	0.1
Consumer Finance	0.1
Conglomerates	0.1
Electronics	0.1
Household Durables	0.1
Pipelines	0.1
Office Equipment	0.1

119.9
Liabilities in excess of other assets	(19.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $489,887,734:
Unaffiliated investments (cost $3,018,124,930)	$2,494,147,970
Affiliated investments (cost $542,544,835)	542,544,835
Receivable for investments sold	164,632,885
Dividends and interest receivable	4,618,641
Receivable for fund share sold	2,371,077
Prepaid expenses	1,624

Total Assets	3,208,317,032

LIABILITIES:
Payable to broker for collateral for securities on loan	523,746,314
Payable for investments purchased	140,398,203
Payable to custodian	5,394,753
Loan payable (Note 7)	4,600,000
Payable for fund share repurchased	1,359,032
Advisory fees payable	762,656
Accrued expenses and other liabilities	231,981
Shareholder servicing fees payable	19,552
Deferred trustees’ fees	1,846

Total Liabilities	676,514,337

NET ASSETS	$2,531,802,695

Net assets were comprised of:
Paid-in capital	$3,032,694,444
Retained earnings	(500,891,749)

Net assets, June 30, 2008	$2,531,802,695

Net asset value and redemption price per share, $2,531,802,695/172,790,702 outstanding shares of beneficial interest	$14.65

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $126 foreign withholding tax)	$32,699,532
Affiliated income from securities lending, net	1,021,871
Affiliated dividend income	776,689

34,498,092

EXPENSES
Advisory fees	8,394,061
Shareholder servicing fees and expenses	783,546
Custodian and accounting fees	145,000
Shareholders’ reports	44,000
Loan interest expense (Note 7)	23,329
Trustees’ fees	19,000
Legal fees and expenses	17,000
Audit fee	15,000
Transfer agent’s fees and expenses	9,000
Insurance expenses	7,000
Miscellaneous	14,520

Total expenses	9,471,456

NET INVESTMENT INCOME	25,026,636

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	658,899
Futures transactions	(1,511,473)

(852,574)

Net change in unrealized appreciation (depreciation) on:
Investments	(472,690,855)
Futures	292,734

(472,398,121)

NET LOSS ON INVESTMENTS	(473,250,695)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(448,224,059)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$25,026,636	$38,536,921
Net realized gain (loss) on investment transactions	(852,574)	143,210,915
Net change in unrealized appreciation (depreciation) on investments	(472,398,121)	(263,948,390)

NET DECREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(448,224,059)	(82,200,554)

DISTRIBUTIONS	(181,747,836)	(85,227,638)

FUND SHARE TRANSACTIONS:
Fund share sold [26,433,549 and 38,365,283 shares, respectively]	463,645,475	791,237,715
Fund share issued in reinvestment of distributions [11,503,028 and 4,538,213 shares, respectively]	181,747,836	85,227,638
Net asset value of shares issued in merger [44,346,533 and 0 shares, respectively] (Note 10)	777,385,458	—
Fund share repurchased [23,377,743 and 35,757,393 shares, respectively]	(398,425,149)	(722,955,564)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,024,353,620	153,509,789

TOTAL INCREASE (DECREASE) IN NET ASSETS	394,381,725	(13,918,403)
NET ASSETS:
Beginning of period	2,137,420,970	2,151,339,373

End of period	$2,531,802,695	$2,137,420,970

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 100.6%
CONVERTIBLE BONDS — 11.3%
Aerospace/Defense — 0.9%
L-3 Communications Corp., Gtd. Notes	Ba3	3.00%		08/01/35	$1,500	$1,666,875
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.426	%(c)	08/15/33	1,250	1,699,875

						3,366,750

Agriculture — 0.5%
Archer-Daniels-Midland Co., Unsec’d. Notes	A(d)	0.875%		02/15/14	2,000	2,012,500

Beverages — 0.5%
Molson Coors Brewing Co., Gtd. Notes	BBB(d)	2.50%		07/30/13	1,500	1,824,375

Communication Equipment — 0.4%
NII Holdings, Inc., Sr. Unsec’d. Notes	NR	2.75%		08/15/25	1,250	1,456,250

Electronics — 0.8%
Fisher Scientific International, Inc., Sr. Sub. Notes	Baa3	3.25%		03/01/24	500	756,250
Millipore Corp., Sr. Unsec’d. Notes	BB-(d)	3.75%		06/01/26	2,500	2,515,625

						3,271,875

Energy — 0.7%
Quicksilver Resources, Inc., Bonds	NR	1.875%		11/01/24	1,000	2,583,750

Environmental Services — 0.1%
Evergreen Solar, Inc., Sr. Notes	NR	4.00%		07/15/13	550	550,000

Financials — 0.3%
Lehman Brothers Holdings, Inc., Notes, 144A	A1	2.00%		12/31/12	1,250	1,155,125

Integrated Energy — 0.8%
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	4.90%		08/15/08	1,750	3,250,625

Internet Services — 0.3%
Equinix, Inc., Unsec’d. Notes	CCC+(d)	2.50%		04/15/12	1,250	1,282,813

Machinery — 0.8%
Roper Industries, Inc., Bonds (1.48% until 01/15/09)	Ba1	Zero	(v)	01/15/34	4,000	3,290,000

Metals & Mining — 0.4%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%		07/15/14	1,350	1,746,562

Metals/Mining Excluding Steel — 1.0%
Placer Dome, Inc., Sr. Notes	Baa1	2.75%		10/15/23	2,000	3,802,500

Oil Field Equipment & Services — 0.4%
Hanover Compress Co., Sr. Notes	B1	4.75%		01/15/14	1,000	1,688,750

Pharmaceuticals — 1.8%
Genzyme Corp., Sr. Unsec’d. Notes	BBB+(d)	1.25%		12/01/23	2,000	2,212,500
Gilead Sciences, Inc., Sr. Unsec’d. Notes	NR	0.625%		05/01/13	1,250	1,850,000
Teva Pharmaceutical Finance Co. BV, Gtd. Notes (Israel)	Baa2	1.75%		02/01/26	2,500	2,778,125

						6,840,625

Software Services — 0.2%
EMC Corp., Sr. Unsec’d. Notes	A-(d)	1.75%		12/01/11	800	911,000

Support Services — 1.0%
CRA International, Inc., Sub. Debs.	NR	2.875%		06/15/34	1,750	1,946,875
FTI Consulting, Inc., Gtd. Notes	B1	3.75%		07/15/12	800	1,865,000

						3,811,875

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (Continued)
Telecom – Integrated/Services — 0.4%
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25	$1,500	$1,475,625

TOTAL CONVERTIBLE BONDS (cost $36,023,267)						44,321,000

CORPORATE OBLIGATIONS — 71.8%
Aerospace/Defense — 1.5%
DRS Technologies, Inc., Gtd. Notes	B3	6.875%		11/01/13	2,000	2,000,000
L-3 Communications Corp., Gtd. Notes	Ba3	6.125%		01/15/14	3,000	2,812,500
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	950	902,500

						5,715,000

Auto Loans — 1.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	7.25%		10/25/11	3,500	2,712,364
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes(a)	B3	7.25%		03/02/11	4,500	3,307,549

						6,019,913

Automotive — 1.7%
Ford Capital BV, Gtd. Notes(a)	Caa1	9.50%		06/01/10	1,750	1,426,250
Ford Motor Co., Sr. Unsec’d. Notes	Caa1	9.50%		09/15/11	250	201,875
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa1	7.20%		01/15/11	3,500	2,695,000
General Motors Corp., Sr. Unsec’d. Notes(a)	Caa1	8.375%		07/15/33	1,050	622,125
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14	2,000	1,830,000

						6,775,250

Automotive Parts & Equipment — 1.1%
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	Caa1	8.375%		12/15/14	1,500	1,102,500
Lear Corp., Gtd. Notes	B3	8.75%		12/01/16	750	585,000
Stanadyne Corp., Sr. Sub. Notes	B3	10.00%		08/15/14	950	921,500
Tenneco, Inc., Gtd. Notes	B3	8.625%		11/15/14	1,000	882,500
TRW Automotive, Inc., Gtd. Notes, 144A(a)	Ba3	7.25%		03/15/17	1,200	1,008,000

						4,499,500

Beverages — 0.5%
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%		05/15/17	2,150	2,010,250

Building & Construction — 0.1%
William Lyon Homes, Inc., Gtd. Notes	Caa2	10.75%		04/01/13	750	405,000

Building Materials — 0.3%
Belden, Inc., Sr. Sub. Notes	Ba1	7.00%		03/15/17	1,350	1,296,000

Cable Television — 1.2%
CCH I Holdings LLC, (Zero Coupon until 5/15/14), Gtd. Notes(a)	Caa3	11.75	%(v)	05/15/14	2,875	1,753,750
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sr. Sec’d. Notes(a)	Caa3	11.00%		10/01/15	2,500	1,853,125
General Cable Corp., Gtd. Notes(a)	B1	7.125%		04/01/17	1,000	952,500

						4,559,375

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Chemicals — 4.1%
Equistar Chemicals LP, Sr. Sec’d. Notes	B3	7.55%	02/15/26	$3,500	$2,240,000
Hercules, Inc., Gtd. Notes	Ba1	6.75%	10/15/29	2,000	1,940,000
Huntsman LLC, Gtd. Notes	Ba3	11.50%	07/15/12	660	684,750
IMC Global, Inc., Sr. Unsec’d. Notes(a)	Ba2	7.30%	01/15/28	1,800	1,818,000
Ineos Group Holdings, PLC., Sec’d. Notes, 144A
(United Kingdom)(a)	B3	8.50%	02/15/16	2,000	1,315,000
MacDermid, Inc., Sr. Sub. Notes, 144A	Caa1	9.50%	04/15/17	1,500	1,357,500
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Ba1	7.375%	12/01/14	475	496,375
Nalco Co., Gtd. Notes(a)	B3	8.875%	11/15/13	1,000	1,025,000
Nova Chemicals Corp., Sr. Unsec’d. Notes (Canada)(a)	Ba3	6.50%	01/15/12	2,375	2,125,625
Praxair, Inc., Sr. Unsec’d. Notes	A2	4.625%	03/30/15	1,000	960,169
Rockwood Specialties Group, Inc., Gtd. Notes(a)	B3	7.50%	11/15/14	2,000	1,965,000

					15,927,419

Clothing & Apparel — 0.4%
Levi Strauss & Co., Sr. Unsec’d. Notes(a)	B2	8.875%	04/01/16	1,500	1,458,750

Commercial Services — 0.5%
FTI Consulting, Inc., Gtd. Notes	Ba2	7.75%	10/01/16	900	922,500
Rental Service Corp., Gtd. Notes(a)	Caa1	9.50%	12/01/14	1,150	960,250

					1,882,750

Computer Services & Software — 0.4%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	1,500	1,395,000

Consumer Discretionary — 0.5%
INVISTA, Sr. Unsec’d. Notes, 144A	Ba3	9.25%	05/01/12	1,750	1,789,375

Consumer Products & Services — 0.7%
Elizabeth Arden, Inc., Gtd. Notes(a)	B1	7.75%	01/15/14	2,500	2,343,750
Harry & David, Gtd. Notes	B3	9.00%	03/01/13	500	440,000

					2,783,750

Diversified Capital Goods — 2.0%
Mueller Water Products, Inc., Gtd. Notes(a)	B3	7.375%	06/01/17	2,000	1,710,000
Park-Ohio Industries, Inc., Gtd. Notes(a)	B3	8.375%	11/15/14	2,000	1,600,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	B3	9.50%	08/01/14	2,750	2,653,750
Sensus Metering Systems, Inc., Sr. Sub. Notes	B3	8.625%	12/15/13	2,000	1,900,000

					7,863,750

Diversified Financial Services — 0.1%
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aaa	4.80%	05/01/13	500	489,834

Diversified Operations — 0.3%
Honeywell International, Inc., Sr. Unsec’d. Notes(a)	A2	5.30%	03/01/18	1,000	985,084

Electric – Generation — 2.2%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%	05/01/16	3,750	3,637,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	2,000	1,882,500
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%	01/15/17	2,000	1,890,000
Reliant Energy, Inc., Gtd. Notes	Ba3	6.75%	12/15/14	1,000	1,020,000

					8,430,000

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Electric – Integrated — 2.9%
Duke Energy Corp., Sr. Unsec’d. Notes	A3	5.375%	01/01/09	$1,500	$1,511,312
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	2,797,500
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	750	743,438
Nevada Power Co., General Refinance Mortgage	Baa3	5.875%	01/15/15	1,700	1,696,950
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	6.40%	11/01/11	500	511,395
PSEG Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%	06/15/11	1,500	1,573,306
Virginia Electric & Power Co., Sr. Unsec’d. Notes	Baa1	4.50%	12/15/10	2,400	2,412,662

					11,246,563

Electronic Components & Equipment — 0.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	B2	7.75%	11/01/12	1,500	1,293,750
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%	10/15/17	1,125	1,102,500
Freescale Semiconductor, Inc., Gtd. Notes(a)	B2	8.875%	12/15/14	500	406,250

					2,802,500

Energy — 0.4%
Key Energy Services, Inc., Gtd. Notes, 144A(a)	B1	8.375%	12/01/14	1,500	1,530,000

Energy – Exploration & Production — 3.7%
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.25%	01/15/18	2,000	1,840,000
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.00%	08/15/14	1,500	1,470,000
Cimarex Energy Co., Gtd. Notes	B1	7.125%	05/01/17	2,500	2,456,250
Forest Oil Corp., Gtd. Notes	B1	7.25%	06/15/19	1,850	1,776,000
KCS Energy, Inc., Gtd. Notes	B3	7.125%	04/01/12	2,000	1,920,000
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%	07/01/24	2,550	2,645,026
Quicksilver Resources, Inc., Gtd. Notes	B2	7.125%	04/01/16	500	465,625
Range Resources Corp., Gtd. Notes	Ba3	7.375%	07/15/13	1,025	1,022,437
Verasun Energy Corp., Gtd. Notes(a)	B3	9.375%	06/01/17	1,875	965,625

					14,560,963

Environmental — 0.4%
Allied Waste North America, Sr. Sec’d. Notes	B1	7.875%	04/15/13	1,500	1,526,250

Financial – Bank & Trust — 0.2%
Countrywide Home Loans, Inc., Gtd. Notes	Aa2	5.625%	07/15/09	750	731,390

Financial Services — 0.9%
CIT Group, Inc., Sr. Unsec’d. Notes	Baa1	5.20%	11/03/10	625	518,854
JPMorgan Chase & Co., Sr. Notes(a)	Aa2	6.00%	01/15/18	400	389,657
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, MTN(a)	Aa3	6.00%	04/28/15	1,500	1,434,029
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, MTN	Aa3	6.625%	04/01/18	170	161,079
Washington Mutual Bank, Sub. Notes	Baa3	6.875%	06/15/11	1,350	1,161,000

					3,664,619

Food — 0.4%
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.20%	03/17/15	1,300	1,269,172
Kellogg Co., Sr. Unsec’d. Notes	A3	4.25%	03/06/13	325	315,721

					1,584,893

Food & Drug Retailers — 1.7%
Ingles Markets, Inc., Sr. Sub. Notes	B2	8.875%	12/01/11	1,000	1,012,500
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	3,000	3,015,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	B1	7.50%	11/15/14	2,500	2,503,125

					6,530,625

Food – Wholesale — 0.7%
Dole Food Co., Inc., Gtd. Notes(a)	Caa1	8.75%	07/15/13	3,000	2,640,000

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Forestry/Paper — 1.1%
Graphic Packaging International Corp., Gtd. Notes	B3	9.50%		08/15/13	$1,375	$1,313,125
JSG Funding PLC, Sr. Sub. Notes(a)	B2	7.75%		04/01/15	2,500	2,275,000
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes	B3	8.00%		03/15/17	1,000	800,000

						4,388,125

Gaming — 4.3%
Boyd Gaming Corp., Sr. Sub. Notes(a)	B1	7.125%		02/01/16	2,000	1,475,000
Isle of Capri Casinos, Inc., Gtd. Notes(a)	B3	7.00%		03/01/14	3,500	2,467,500
Las Vegas Sands Corp., Gtd. Notes(a)	Ba3	6.375%		02/15/15	3,500	2,975,000
MGM Mirage, Gtd. Notes(a)	Ba2	6.75%		09/01/12	1,500	1,346,250
River Rock Entertainment Authority, Sr. Sec’d. Notes	B2	9.75%		11/01/11	2,005	2,005,000
Scientific Games Corp., Gtd. Notes	Ba3	6.25%		12/15/12	1,525	1,460,187
Seneca Gaming Corp., Sr. Unsec’d. Notes	Ba2	7.25%		05/01/12	1,500	1,406,250
Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A	B3	9.125%		02/01/15	1,500	1,110,000
Station Casinos, Inc., Sr. Sub. Notes(a)	Caa1	6.50%		02/01/14	1,000	575,000
Turning Stone Resort Casino Enterprise, Sr. Unsec’d. Notes, 144A	B1	9.125%		12/15/10	2,000	1,985,000

						16,805,187

Gas Distribution — 3.0%
Ferrellgas Escrow LP, Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14	3,000	2,737,500
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%		03/01/16	2,000	1,970,000
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%		11/01/14	2,000	1,885,000
Pacific Energy Partners LP/Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%		09/15/15	500	495,792
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	2,750	2,915,000
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17	1,625	1,625,000

						11,628,292

Health Services — 3.1%
Advanced Medical Optics, Inc., Gtd. Notes(a)	B2	7.50%		05/01/17	1,350	1,242,000
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%		12/15/12	1,000	940,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%		12/15/14	2,500	2,362,500
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa1	10.25%		06/01/14	875	899,062
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.375%		01/15/15	1,000	830,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	1,500	1,441,233
Vanguard Health Holdings Co. II LLC, Gtd. Notes	Caa1	9.00%		10/01/14	3,000	2,970,000
VWR Funding, Inc., Gtd. Notes, PIK(a)	Caa1	10.25%		07/15/15	1,500	1,383,750

						12,068,545

Healthcare Services — 0.8%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17	1,000	1,067,500
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15	750	658,125
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%		04/15/15	1,500	1,500,000

						3,225,625

Hotels — 0.7%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%		06/01/11	1,200	1,173,000
Host Marriott LP, Sr. Sec’d. Notes	Ba1	7.00%		08/15/12	1,500	1,417,500

						2,590,500

Insurance — 0.4%
HUB International Holdings, Inc., Sr. Unsec’d. Notes, 144A	B3	9.00%		12/15/14	750	678,750
USI Holdings Corp, Sr. Unsec’d. Notes, 144A	B3	6.551	%(c)	11/15/14	1,250	1,043,750

						1,722,500

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Leisure — 0.6%
Gaylord Entertainment Co., Gtd. Notes	Caa1	8.00%		11/15/13	$2,250	$2,160,000

Machinery — 1.0%
Baldor Electric Co., Gtd. Notes(a)	B3	8.625%		02/15/17	2,500	2,512,500
Gardner Denver, Inc., Gtd. Notes	B1	8.00%		05/01/13	1,600	1,592,000

						4,104,500

Media – Broadcasting — 0.5%
Allbritton Communications Co., Sr. Sub. Notes	B1	7.75%		12/15/12	1,000	972,500
Univision Communications, Inc., Gtd. Notes, PIK, 144A(a)	B3	9.75%		03/15/15	1,500	1,102,500

						2,075,000

Media – Cable — 1.6%
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375%		06/15/15	2,000	1,875,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	1,700	1,568,250
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes(a)	B3	9.50%		01/15/13	3,000	2,827,500

						6,270,750

Media – Services — 0.4%
Affinion Group, Inc., Gtd. Notes	B3	11.50%		10/15/15	825	822,938
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba3	6.25%		11/15/14	1,040	899,600

						1,722,538

Medical Supplies & Equipment — 0.6%
Baxter International, Inc., Sr. Unsec’d. Notes	A3	5.375%		06/01/18	200	197,642
United Surgical Partners International, Inc., Gtd. Notes(a)	Caa1	8.875%		05/01/17	2,250	2,092,500

						2,290,142

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	3,000	3,165,000
Noranda Aluminium Acquisition Corp., Gtd. Notes(a)	B3	6.828	%(c)	05/15/15	1,700	1,466,250

						4,631,250

Metals/Mining Excluding Steel — 0.6%
Peabody Energy Corp., Gtd. Notes(a)	Ba1	5.875%		04/15/16	2,500	2,337,500

Non-Food & Drug Retailers — 0.2%
Brookstone Co., Inc., Sr. Sec’d. Notes(a)	Caa1	12.00%		10/15/12	1,000	935,000

Oil & Gas — 1.0%
BJ Services Co., Sr. Unsec’d. Notes	Baa1	6.00%		06/01/18	600	605,284
Forest Oil Corp., Sr. Notes, 144A	B1	7.25%		06/15/19	125	120,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18	750	710,625
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%		03/01/18	1,000	961,944
Tesoro Corp., Gtd. Notes	Ba1	6.25%		11/01/12	1,775	1,686,250

						4,084,103

Oil Field Equipment & Services — 1.8%
Complete Production Services, Inc., Gtd. Notes(a)	B2	8.00%		12/15/16	1,150	1,148,563
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%		11/01/14	1,601	1,580,987
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	6.125%		12/01/14	1,680	1,612,800
National-Oilwell Varco, Inc., Sr. Unsec’d. Notes	A3	6.125%		08/15/15	1,000	1,015,516
Pride International, Inc., Sr. Unsec’d. Notes	Ba2	7.375%		07/15/14	1,600	1,596,000

						6,953,866

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Packaging — 1.6%
Crown Cork & Seal Co., Inc., Debs.(a)	B2	7.375%	12/15/26	$4,500	$3,690,000
Solo Cup Co., Gtd. Notes(a)	Caa2	8.50%	02/15/14	1,000	880,000
Vitro SAB de CV, Gtd. Notes	B2	9.125%	02/01/17	2,000	1,585,000

					6,155,000

Paper & Forest Products — 0.7%
AbitiBowater, Inc., Sr. Unsec’d. Notes	Caa2	9.50%	10/15/12	2,000	1,400,000
Aleris International, Inc., Gtd. Notes(a)	Caa1	10.00%	12/15/16	1,500	1,098,750
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.95%	06/15/18	325	323,191

					2,821,941

Pharmaceuticals — 0.7%
Axcan Intermediate Holdings, Inc., Sr. Notes, 144A	B3	12.75%	03/01/16	575	575,000
Warner Chilcott Corp., Gtd. Notes	B3	8.75%	02/01/15	1,951	1,980,265

					2,555,265

Pipelines — 0.6%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%	06/01/18	750	738,750
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%	04/15/17	1,250	1,206,170
Northwest Pipeline Corp., Notes, 144A	Baa2	6.05%	06/15/18	175	172,792
Panhandle Eastern Pipeline Co., Sr. Unsec’d. Notes	Baa3	7.00%	06/15/18	260	259,471

					2,377,183

Printing & Publishing — 0.7%
Idearc, Inc., Gtd. Notes	B3	8.00%	11/15/16	1,500	943,125
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	6.875%	01/15/13	1,250	743,750
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875%	01/15/16	1,500	900,000

					2,586,875

Restaurants — 0.2%
Denny’s Corp./Denny’s Holdings, Inc., Gtd. Notes(a)	B3	10.00%	10/01/12	850	824,500

Software Services — 0.6%
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%	08/15/13	1,500	1,515,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15	1,000	1,005,000

					2,520,000

Steel Producers/Products — 0.5%
Allegheny Ludlum Corp., Gtd. Notes(a)	Baa3	6.95%	12/15/25	1,850	1,798,997

Support Services — 1.0%
Ashtead Capital, Inc., Sr. Sec’d. Notes, 144A	B1	9.00%	08/15/16	675	594,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	Ba3	7.625%	05/15/14	2,000	1,600,000
United Rentals North America, Inc., Gtd. Notes(a)	B2	7.75%	11/15/13	2,000	1,600,000

					3,794,000

Technology — 0.6%
First Data Corp., Gtd. Notes, 144A(a)	B3	9.875%	09/24/15	1,075	935,250
Vangent, Inc., Gtd. Notes	Caa1	9.625%	02/15/15	1,500	1,305,000

					2,240,250

Telecom – Integrated/Services — 2.3%
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%	01/15/14	3,550	3,434,625
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%	08/15/10	2,000	1,995,000
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%	02/15/11	2,000	1,932,500
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%	08/15/13	1,750	1,645,000

					9,007,125

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Telecommunications — 2.8%
Centennial Communications Corp., Sr. Unsec’d. Notes(a)	Caa1	10.00%		01/01/13	$1,150	$1,167,250
Hellas II, Gtd. Notes, 144A	Caa1	8.463	%(c)	01/15/15	1,275	969,000
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	750	758,438
iPCS, Inc., Sr. Sec’d. Notes, PIK	Caa1	6.123%		05/01/14	1,375	1,168,750
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	750	637,500
Nordic Telephone Co. Holdings, Sr. Sec’d. Notes, 144A	B2	8.875%		05/01/16	2,500	2,450,000
Sprint Capital Corp., Gtd. Notes	Baa3	6.90%		05/01/19	450	394,875
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%		02/15/15	750	767,459
Windstream Corp., Gtd. Notes	Ba3	7.00%		03/15/19	3,000	2,722,500

						11,035,772

Textile & Apparel — 0.4%
Quiksilver, Inc., Gtd. Notes	Ba3	6.875%		04/15/15	1,925	1,636,250

Transportation — 1.9%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%		06/15/13	2,975	2,863,438
Bristow Group, Inc., Gtd. Notes	Ba2	7.50%		09/15/17	1,000	1,002,500
CHC Helicopter Corp., Gtd. Notes (Canada)	B1	7.375%		05/01/14	3,500	3,631,250

						7,497,188

Utilities — 3.2%
Commonwealth Edison Co., First Mortgage	Baa2	5.80%		03/15/18	1,500	1,464,261
E.On International Finance BV, Notes, 144A (Netherlands)	A2	5.80%		04/30/18	1,000	981,007
Edison Mission Energy, Sr. Unsec’d. Notes(a)	B1	7.00%		05/15/17	3,000	2,805,000
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.75%		06/15/16	3,000	2,985,000
National Fuel Gas Co., Notes, 144A	Baa1	6.50%		04/15/18	1,440	1,421,392
Northern States Power, First Mortgage	A2	5.25%		03/01/18	120	118,401
Peco Energy Co., First Refinance Mortgage	A2	5.35%		03/01/18	500	489,345
Texas Competitive Electric Holdings Co., LLC, Gtd. Notes, 144A(a)	B3	10.25%		11/01/15	2,300	2,254,000

						12,518,406

TOTAL CORPORATE OBLIGATIONS (cost $306,908,810)						280,465,978

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.8%
Federal Home Loan Mortgage Corp.		6.00%		04/01/33	2,140	2,163,744
Federal Home Loan Mortgage Corp.		6.50%		08/01/37	4,047	4,170,429
Federal National Mortgage Assoc.		6.00%		05/01/33-04/01/37	21,882	22,107,899
Federal National Mortgage Assoc.		6.50%		05/01/35-02/01/37	17,026	17,547,974

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $45,502,785)						45,990,046

					Shares
COMMON STOCKS — 0.9%
Oil & Gas — 0.4%
Schlumberger Ltd.(a)					13,825	1,485,166

Pharmaceuticals
Cephalon, Inc.*					2,461	164,124

Utilities — 0.5%
PNM Resources, Inc.(a)					161,636	1,933,167

TOTAL COMMON STOCKS (cost $4,750,015)						3,582,457

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
PREFERRED STOCKS — 4.8%
Diversified Operations — 0.5%
Lehman Brothers Holdings, Inc., 8.75%, CVT	1,500	$1,149,750
Lehman Brothers Holdings, Inc., 9.35%, CVT	25,000	680,250

		1,830,000

Electronics — 0.4%
NRG Energy, 5.75%, CVT	4,000	1,460,960

Financial Services — 0.6%
Bank of America Corp., 7.25%, CVT	1,000	885,000
Vale Capital Ltd., 5.50%, CVT	25,000	1,691,250

		2,576,250

Gas Distribution — 1.0%
Williams Cos., Inc., 5.50%, CVT	20,000	3,766,250

Insurance — 0.5%
MetLife, Inc., 6.375%, CVT	80,000	2,096,800

Oil & Gas — 1.1%
El Paso Corp., 4.99%, CVT, 144A	2,430	4,189,320

Pharmaceuticals — 0.3%
Mylan, Inc., 6.5%, CVT	1,250	1,099,425

U.S. Government Agency Obligations — 0.4%
Federal National Mortgage Assoc., 8.25%, CVT(a)	33,500	768,825
Federal National Mortgage Assoc., 8.75%, CVT	25,000	957,500

		1,726,325

TOTAL PREFERRED STOCKS (cost $15,107,507)		18,745,330

TOTAL LONG-TERM INVESTMENTS (cost $408,292,384)		393,104,811

SHORT-TERM INVESTMENT — 20.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $81,719,114; includes $81,714,447 of cash collateral for securities on loan) (Note 4)(b)(w)	81,719,114	81,719,114

TOTAL INVESTMENTS — 121.5% (cost $490,011,498; Note 6)		474,823,925
Liabilities in excess of other assets — (21.5)%		(84,159,344)

NET ASSETS — 100.0%		$390,664,581

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s.

PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $79,750,226; cash collateral of $81,714,447 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$104,046,901	—
Level 2 – Other Significant Observable Inputs	370,777,024	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$474,823,925	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (20.9% represents investments purchased with collateral from securities on loan)	20.9%
U.S. Government Agency Mortgage-Backed Securities	11.8
Gaming	4.3
Chemicals	4.1
Gas Distribution	4.0
Energy – Exploration & Production	3.7
Utilities	3.7
Health Services	3.1
Electric – Integrated	2.9
Telecommunications	2.8
Pharmaceuticals	2.8
Telecom – Integrated/Services	2.7
Oil & Gas	2.5
Aerospace/Defense	2.4
Electric – Generation	2.2
Oil Field Equipment & Services	2.2
Diversified Capital Goods	2.0
Support Services	2.0
Transportation	1.9
Machinery	1.8
Automotive	1.7
Food & Drug Retailers	1.7
Media – Cable	1.6
Packaging	1.6
Metals/Mining Excluding Steel	1.6
Metals & Mining	1.6
Financial Services	1.5
Auto Loans	1.5
Cable Television	1.2
Electronics	1.2
Automotive Parts & Equipment	1.1
Forestry/Paper	1.1
Energy	1.1
Beverages	1.0
Insurance	0.9
Healthcare Services	0.8
Diversified Operations	0.8
Software Services	0.8
Integrated Energy	0.8
Paper & Forest Products	0.7
Electronic Components & Equipment	0.7
Consumer Products & Services	0.7
Food – Wholesale	0.7
Hotels	0.7
Printing & Publishing	0.7
Pipelines	0.6
Medical Supplies & Equipment	0.6
Technology	0.6
Leisure	0.6
Media – Broadcasting	0.5
Commercial Services	0.5
Steel Producers/Products	0.5
Consumer Discretionary	0.5
Agriculture	0.5
U.S. Government Agency Obligations	0.4
Media – Services	0.4
Textile & Apparel	0.4
Food	0.4
Environmental	0.4
Clothing & Apparel	0.4
Communication Equipment	0.4
Computer Services & Software	0.4
Building Materials	0.3
Internet Services	0.3
Financials	0.3
Non-food & Drug Retailers	0.2
Restaurants	0.2
Financial – Bank & Trust	0.2
Diversified Financial Services	0.1
Environmental Services	0.1
Building & Construction	0.1

121.5
Liabilities in excess of other assets	(21.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $79,750,226:
Unaffiliated investments (cost $408,292,384)	$393,104,811
Affiliated investments (cost $81,719,114)	81,719,114
Dividends and interest receivable	6,430,368
Receivable for investments sold	4,546,399
Prepaid expenses	4,080

Total Assets	485,804,772

LIABILITIES:
Payable to broker for collateral for securities on loan	81,714,447
Loan payable (Note 7)	8,500,000
Payable for fund share repurchased	4,084,881
Payable for investments purchased	550,000
Advisory fees payable	124,368
Payable to custodian	110,186
Accrued expenses and other liabilities	53,253
Shareholder servicing fees payable	3,056

Total Liabilities	95,140,191

NET ASSETS	$390,664,581

Net assets were comprised of:
Paid-in capital	$396,302,495
Retained earnings	(5,637,914)

Net assets, June 30, 2008	$390,664,581

Net asset value and redemption price per share, $390,664,581 / 38,279,494 outstanding shares of beneficial interest	$10.21

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$14,622,061
Unaffiliated dividend income	501,950
Affiliated income from securities lending, net	260,814
Affiliated dividend income	136,193

15,521,018

EXPENSES
Advisory fees	1,780,997
Shareholder servicing fees and expenses	155,837
Custodian and accounting fees	52,000
Loan interest expense (Note 7)	13,680
Audit fee	12,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	8,748

Total expenses	2,050,262
Less: advisory fee waiver	(74,752)

Net expenses	1,975,510

NET INVESTMENT INCOME	13,545,508

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(3,652,176)
Net change in unrealized appreciation (depreciation) on investments	(16,901,042)

NET LOSS ON INVESTMENTS	(20,553,218)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,007,710)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$13,545,508	$32,833,707
Net realized gain (loss) on investment transactions	(3,652,176)	13,963,452
Net change in unrealized appreciation (depreciation) on investments	(16,901,042)	(11,013,461)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,007,710)	35,783,698

DISTRIBUTIONS	(46,797,159)	(34,962,495)

FUND SHARE TRANSACTIONS:
Fund share sold [4,010,496 and 16,161,862 shares, respectively]	45,950,949	196,721,031
Fund share issued in reinvestment of distributions [4,512,744 and 3,029,679 shares, respectively]	46,797,159	34,962,495
Fund share repurchased [14,531,509 and 25,882,975 shares, respectively]	(161,778,416)	(313,692,071)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(69,030,308)	(82,008,545)

TOTAL DECREASE IN NET ASSETS	(122,835,177)	(81,187,342)
NET ASSETS:
Beginning of period	513,499,758	594,687,100

End of period	$390,664,581	$513,499,758

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 96.9%
Aerospace & Defense — 7.0%
General Dynamics Corp.	1,630,490	$137,287,258
Lockheed Martin Corp.(a)	1,712,286	168,934,137

		306,221,395

Beverages — 2.5%
Coca-Cola Co. (The)	974,042	50,630,703
Heineken NV, ADR (Netherlands)	2,349,859	60,014,459

		110,645,162

Chemicals — 9.8%
Air Products & Chemicals, Inc.	543,569	53,737,232
Monsanto Co.(a)	1,332,364	168,464,104
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	345,239	78,911,278
Praxair, Inc.(a)	1,393,159	131,291,304

		432,403,918

Commercial Banks — 5.7%
Industrial & Commercial Bank of China (Class H Stock) (China)	245,249,000	167,645,922
Wells Fargo & Co.(a)	3,427,480	81,402,650

		249,048,572

Computers — 3.9%
Apple, Inc.*(a)	1,017,627	170,391,465

Construction — 1.1%
McDermott International, Inc. (Panama)*	785,289	48,601,536

Energy – Alternate Sources — 0.5%
Vestas Wind Systems A/S (Denmark)*	175,789	22,887,194

Entertainment & Leisure — 3.7%
Las Vegas Sands, Inc.*(a)	1,437,829	68,210,608
Wynn Resorts Ltd.(a)	1,175,636	95,637,988

		163,848,596

Financial Services — 9.6%
Goldman Sachs Group, Inc. (The)	956,243	167,246,901
MasterCard, Inc. (Class A Stock)(a)	737,268	195,759,399
Visa, Inc. (Class A Stock)*	734,699	59,738,376

		422,744,676

Hotels & Motels — 0.8%
MGM Mirage*(a)	1,004,940	34,057,417

Internet Services — 3.9%
Google, Inc. (Class A Stock)*(a)	322,919	169,991,020

Metal Fabricate/Hardware — 0.4%
Precision Castparts Corp.	181,841	17,524,017

Oil & Gas — 16.5%
Cameron International Corp.*(a)	707,531	39,161,841
Equitable Resources, Inc.	227,986	15,744,713
FMC Technologies, Inc.*(a)	100,540	7,734,542
Hess Corp.(a)	533,197	67,284,129
Petrohawk Energy Corp.*(a)	629,073	29,132,371
Petroleo Brasileiro SA, ADR (Brazil)(a)	2,091,201	148,119,767
Schlumberger Ltd.(a)	1,629,297	175,035,377
Transocean, Inc.(a)	1,057,425	161,140,996
Weatherford International Ltd.*(a)	725,074	35,956,420
XTO Energy, Inc.	687,644	47,110,490

		726,420,646

Pharmaceuticals — 4.2%
Amylin Pharmaceuticals, Inc.*(a)	983,290	24,965,733
Genentech, Inc.*(a)	2,105,558	159,811,852

		184,777,585

Railroads — 4.1%
Union Pacific Corp.	2,381,674	179,816,387

Restaurants — 8.1%
McDonald’s Corp.(a)	4,460,048	250,743,899
Starbucks Corp.*(a)	481,439	7,577,850
Yum! Brands, Inc.(a)	2,738,916	96,108,562

		354,430,311

Retail & Merchandising — 4.3%
Costco Wholesale Corp.(a)	512,869	35,972,632
CVS/Caremark Corp.	2,218,819	87,798,668
Lowe’s Cos., Inc.	3,194,007	66,275,645

		190,046,945

Telecommunications — 8.2%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	1,554,734	82,012,218
AT&T, Inc.(a)	3,244,404	109,303,971
China Mobile Ltd. (Hong Kong)	9,350,000	125,669,948
QUALCOMM, Inc.	1,002,373	44,475,290

		361,461,427

Transportation — 2.6%
CSX Corp.	712,846	44,773,857
Norfolk Southern Corp.	1,104,359	69,210,179

		113,984,036

TOTAL COMMON STOCKS (cost $3,477,315,046)		4,259,302,305

PREFERRED STOCK — 0.9%
Financial – Bank & Trust Lehman Brothers Holdings, Inc., 7.25%, CVT (cost $46,790,424)	48,365	38,906,257

TOTAL LONG-TERM INVESTMENTS (cost $3,524,105,470)		4,298,208,562

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 18.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $804,694,050; includes $690,768,561 of cash collateral for securities on loan)(b)(w) (Note 4)	804,694,050	$804,694,050

TOTAL INVESTMENTS(o) — 116.1% (cost $4,328,799,520)		5,102,902,612
Liabilities in excess of other assets — (16.1)%		(708,719,232)

NET ASSETS — 100.0%		$4,394,183,380

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $670,061,279; cash collateral of $690,768,561 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2008, 1 security representing $22,887,194 and 0.5% of the total net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$5,080,015,418	—
Level 2 – Other Significant Observable Inputs	22,887,194	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$5,102,902,612	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (15.7% represents investments purchased with collateral from securities on loan)	18.3%
Oil & Gas	16.5
Chemicals	9.8
Financial Services	9.6
Telecommunications	8.2
Restaurants	8.1
Aerospace & Defense	7.0
Commercial Banks	5.7
Retail & Merchandising	4.3
Pharmaceuticals	4.2
Railroads	4.1
Computers	3.9
Internet Services	3.9
Entertainment & Leisure	3.7
Transportation	2.6
Beverages	2.5
Construction	1.1
Financial – Bank & Trust	0.9
Hotels & Motels	0.8
Energy – Alternate Sources	0.5
Metal Fabricate/Hardware	0.4

116.1
Liabilities in excess of other assets	(16.1)

Total	100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $670,061,279:
Unaffiliated investments (cost $3,524,105,470)	$4,298,208,562
Affiliated investments (cost $804,694,050)	804,694,050
Receivable for investments sold	3,158,887
Dividends and interest receivable	2,652,552
Receivable for fund share sold	2,248,491
Prepaid expenses	19,168
Tax reclaim receivable	13,678

Total Assets	5,110,995,388

LIABILITIES:
Payable to broker for collateral for securities on loan	690,768,561
Payable for fund share repurchased	16,473,667
Payable to custodian	7,630,298
Advisory fees payable	1,728,724
Accrued expenses and other liabilities	174,923
Shareholder servicing fees payable	33,938
Deferred trustees’ fees	1,897

Total Liabilities	716,812,008

NET ASSETS	$4,394,183,380

Net assets were comprised of:
Paid-in capital	$3,851,309,612
Retained earnings	542,873,768

Net assets, June 30, 2008	$4,394,183,380

Net asset value and redemption price per share, $4,394,183,380 / 225,375,715 outstanding shares of beneficial interest	$19.50

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $289,988 foreign withholding tax)	$25,559,224
Affiliated dividend income	2,206,732
Affiliated income from securities lending, net	1,725,390

29,491,346

EXPENSES
Advisory fees	21,385,785
Shareholder servicing fees and expenses	1,663,339
Custodian and accounting fees	370,000
Shareholders’ reports	56,000
Trustees’ fees	32,000
Insurance expenses	24,000
Legal fees and expenses	23,000
Loan interest expense (Note 7)	15,757
Audit fee	14,000
Transfer agent’s fees and expenses	9,000
Miscellaneous	21,826

Total expenses	23,614,707

NET INVESTMENT INCOME	5,876,639

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(235,287,388)
Foreign currency transactions	(74,800)

(235,362,188)

Net change in unrealized appreciation (depreciation) on:
Investments	(496,533,412)
Foreign currencies	1,772

(496,531,640)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(731,893,828)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(726,017,189)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,876,639	$17,498,731
Net realized gain on investment and foreign currency transactions	(235,362,188)	266,141,719
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(496,531,640)	394,346,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(726,017,189)	677,987,298

DISTRIBUTIONS	(202,578,207)	(9,498,236)

FUND SHARE TRANSACTIONS:
Fund share sold [31,601,681 and 77,536,882 shares, respectively]	670,556,580	1,707,504,578
Fund share issued in reinvestment of distributions [10,008,875 and 402,809 shares, respectively]	202,578,207	9,498,236
Net asset value of shares issued in merger [1,607,930 and 0 shares, respectively] (Note 10)	32,370,340	—
Fund share repurchased [54,073,937 and 46,812,823 shares, respectively]	(1,127,269,235)	(1,035,196,014)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(221,764,108)	681,806,800

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,150,359,504)	1,350,295,862
NET ASSETS:
Beginning of period	5,544,542,884	4,194,247,022

End of period	$4,394,183,380	$5,544,542,884

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.3%
COMMON STOCKS
Australia — 0.2%
QBE Insurance Group Ltd.	11,143	$239,283

Austria — 1.2%
Erste Bank der Oesterreichischen Sparkassen AG	26,310	1,627,186

Bermuda — 1.0%
Accenture Ltd. (Class A Stock)	33,510	1,364,527

Canada — 0.5%
Canadian National Railway Co.(a)	15,722	755,914

Czech Republic — 0.4%
Komercni Banka A/S	2,301	535,949

France — 14.2%
Air Liquide	15,211	2,002,595
AXA SA	66,800	1,968,324
Gaz de France	16,330	1,045,587
Legrand SA	55,890	1,406,394
LVMH Moet Hennessy Louis Vuitton SA	35,660	3,719,947
Pernod Ricard SA	13,660	1,393,937
Schneider Electric SA	21,818	2,347,147
Suez SA	24,920	1,689,269
Total SA	33,720	2,870,200
Vivendi	29,310	1,105,174

		19,548,574

Germany — 8.7%
Bayer AG	22,760	1,914,991
Bayerische Motoren Werke AG	30,470	1,463,984
Deutsche Boerse AG	5,500	621,723
E.ON AG	7,590	1,529,724
Henkel KGaA	28,460	1,130,949
Linde AG	19,460	2,733,365
Merck KGaA	18,130	2,576,312

		11,971,048

Italy — 0.4%
Intesa Sanpaolo SpA	92,813	527,629

Japan — 9.9%
Aeon Credit Service Co. Ltd.	29,500	369,774
Bridgestone Corp.	39,600	605,272
Canon, Inc.	60,700	3,121,175
Fanuc Ltd.	6,800	664,086
Hirose Electric Co. Ltd.	6,000	602,345
Hoya Corp.	49,100	1,135,193
Inpex Holdings, Inc.	130	1,640,533
Kao Corp.	85,000	2,229,364
Omron Corp.	27,800	596,921
Ricoh Co. Ltd.	54,000	974,375
Shin-Etsu Chemical Co. Ltd.	19,400	1,202,166
Tokyo Gas Co. Ltd.	55,000	221,689
Yamato Holdings Co. Ltd.	16,000	223,308

		13,586,201

Mexico — 0.4%
Grupo Modelo SAB de CV (Class C Stock)	107,200	545,610

Netherlands — 6.5%
Heineken NV	69,110	3,519,342
Royal Dutch Shell PLC
(Class A Stock)	52,480	2,146,065
TNT NV	60,750	2,067,575
Wolters Kluwer NV	50,310	1,171,010

		8,903,992

Singapore — 0.8%
Singapore Telecommunications Ltd. .	443,039	1,178,789

South Korea — 1.2%
Samsung Electronics Co. Ltd.	2,842	1,698,055

Switzerland — 12.2%
Actelion Ltd.*	7,121	379,859
Givaudan SA	2,130	1,898,706
Julius Baer Holding AG	15,960	1,070,325
Nestle SA	109,760	4,946,298
Roche Holding AG	21,570	3,877,689
Swiss Reinsurance	19,170	1,270,814
Synthes, Inc.	13,790	1,896,709
UBS AG*	73,040	1,522,025

		16,862,425

Thailand — 0.3%
Bangkok Bank PCL	110,110	395,191

United Kingdom — 9.2%
Burberry Group PLC	72,100	648,473
Diageo PLC	148,925	2,728,479
GlaxoSmithKline PLC	51,090	1,129,383
Ladbrokes PLC	205,105	1,042,141
Reckitt Benckiser Group PLC	54,990	2,777,434
Smiths Group PLC	62,231	1,340,869
Tesco PLC	97,187	710,855
William Hill PLC	121,300	769,277
WPP Group PLC	155,240	1,483,415

		12,630,326

United States — 33.2%
3M Co.	35,360	2,460,702
Alberto Culver Co.	18,150	476,800
American Express Co.	48,890	1,841,686
Bank of New York Mellon Corp. (The)	56,710	2,145,339
Chevron Corp.	15,730	1,559,315
DST Systems, Inc.*(a)	11,190	616,009
Exxon Mobil Corp.	23,340	2,056,954
General Mills, Inc.(a)	39,200	2,382,184
Genworth Financial, Inc. (Class A Stock)	23,510	418,713
Goldman Sachs Group, Inc. (The)	5,420	947,958
Harley-Davidson, Inc.(a)	35,660	1,293,032
Intel Corp.	64,270	1,380,520
Johnson & Johnson	45,970	2,957,710
Medtronic, Inc.	37,540	1,942,695
NIKE, Inc. (Class B Stock)(a)	42,790	2,550,712
Omnicom Group, Inc.	40,820	1,832,002
Oracle Corp.*(a)	89,180	1,872,780
PepsiCo, Inc.	28,310	1,800,233
Praxair, Inc.	7,170	675,701

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
United States (cont’d.)
Procter & Gamble Co.	27,368	$1,664,248
Rockwell Automation, Inc.	25,020	1,094,125
Sally Beauty Holdings, Inc.*(a)	32,820	212,017
State Street Corp.	32,310	2,067,517
Thermo Fisher Scientific, Inc.*	24,520	1,366,500
United Parcel Service, Inc. (Class B Stock)(a)	28,570	1,756,198
Viacom, Inc. (Class B Stock)*	18,160	554,606
Walgreen Co.(a)	55,650	1,809,181
Walt Disney Co. (The)	67,020	2,091,024
Zimmer Holdings, Inc.*	27,300	1,857,765

		45,684,226

TOTAL LONG-TERM INVESTMENTS (cost $140,905,907)		138,054,925

SHORT-TERM INVESTMENT — 7.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $10,365,024; includes $10,365,024 of cash collateral for securities on loan)(b)(w) (Note 4)	10,365,024	10,365,024

TOTAL INVESTMENTS(o) — 107.8% (cost $151,270,931; Note 6)		148,419,949
Liabilities in excess of other assets — (7.8)%		(10,727,964)

NET ASSETS — 100.0%		$137,691,985

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $10,022,928; cash collateral of $10,365,024 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2008, 41 securities representing $72,607,129 and 52.7% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$75,812,820	—
Level 2 – Other Significant Observable Inputs	72,607,129	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$148,419,949	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Chemicals	7.7%
Affiliated Money Market Mutual Fund (7.5% represents investments purchased with collateral from securities on loan)	7.5
Beverages	7.3
Financial – Bank & Trust	6.9
Oil, Gas & Consumable Fuels	6.5
Food	5.8
Pharmaceuticals	5.7
Consumer Products & Services	5.1
Diversified Manufacturing	4.5
Entertainment & Leisure	3.7
Electronic Components & Equipment	3.6
Retail & Merchandising	3.4
Financial Services	3.1
Office Equipment	3.0
Transportation	3.0
Insurance	2.8
Medical Supplies & Equipment	2.8
Advertising	2.4
Semiconductors	2.2
Healthcare Products	2.2
Oil & Gas	2.0
Computer Services & Software	1.8
Conglomerates	1.8

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Telecommunications	1.6%
Healthcare Equipment & Supplies	1.4
Electric	1.2
Utilities	1.1
Automobile Manufacturers	1.1
Electronics	1.0
Commercial Services	1.0
Media	0.8
Industrial Products	0.8
Household Products	0.8
Railroads	0.5
Clothing & Apparel	0.5
Automotive Parts	0.4
Electronic Equipment & Instruments	0.4
Broadcasting	0.4

107.8
Liabilities in excess of other assets	(7.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $10,022,928:
Unaffiliated investments (cost $140,905,907)	$138,054,925
Affiliated investments (cost $10,365,024)	10,365,024
Foreign currency, at value (cost $10)	10
Receivable for investments sold	1,720,810
Tax reclaim receivable	539,324
Dividends and interest receivable	224,297
Receivable for fund share sold	2,080
Prepaid expenses	1,369

Total Assets	150,907,839

LIABILITIES:
Payable to broker for collateral for securities on loan	10,365,024
Payable for fund share repurchased	1,742,648
Loan payable (Note 7)	570,000
Payable for investments purchased	250,923
Payable to custodian	167,906
Advisory fees payable	62,235
Accrued expenses and other liabilities	53,329
Loan interest payable	2,159
Shareholder servicing fees payable	1,630

Total Liabilities	13,215,854

NET ASSETS	$137,691,985

Net assets were comprised of:
Paid-in capital	$133,684,665
Retained earnings	4,007,320

Net assets, June 30, 2008	$137,691,985

Net asset value and redemption price per share, $137,691,985 / 14,249,980 outstanding shares of beneficial interest	$9.66

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $286,457 foreign withholding tax)	$2,407,501
Affiliated income from securities lending, net	22,007
Unaffiliated interest income	17,634
Affiliated dividend income	3,417

2,450,559

EXPENSES
Advisory fees	791,367
Custodian and accounting fees	94,000
Shareholder servicing fees and expenses	55,396
Loan interest expense (Note 7)	14,087
Audit fee	12,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Insurance expenses	2,000
Miscellaneous	6,294

Total expenses	995,144
Less: advisory fee waiver	(48,380)

Net expenses	946,764

NET INVESTMENT INCOME	1,503,795

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	5,588,557
Foreign currency transactions	(58,366)

5,530,191

Net change in unrealized appreciation (depreciation) on:
Investments	(24,542,429)
Foreign currencies	34,847

(24,507,582)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(18,977,391)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,473,596)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,503,795	$1,652,393
Net realized gain on investment and foreign currency transactions	5,530,191	32,034,306
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(24,507,582)	(15,646,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,473,596)	18,039,809

DISTRIBUTIONS	(33,686,699)	(25,581,261)

FUND SHARE TRANSACTIONS:
Fund share sold [1,603,677 and 3,680,692 shares, respectively]	21,083,189	56,808,680
Fund share issued in reinvestment of distributions [3,318,887 and 1,864,523 shares, respectively]	33,686,699	25,581,261
Fund share repurchased [4,347,723 and 9,036,582 shares, respectively]	(54,836,586)	(136,534,430)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(66,698)	(54,144,489)

TOTAL DECREASE IN NET ASSETS	(51,226,993)	(61,685,941)
NET ASSETS:
Beginning of period	188,918,978	250,604,919

End of period	$137,691,985	$188,918,978

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Advertising — 0.9%
Omnicom Group, Inc.(a)	86,890	$3,899,623

Aerospace & Defense — 1.3%
Lockheed Martin Corp.	54,350	5,362,171

Beverages — 1.8%
Fomento Economico Mexicano SA de CV, ADR (Mexico)	21,100	960,261
PepsiCo, Inc.	106,800	6,791,412

		7,751,673

Biotechnology — 0.9%
Genentech, Inc.*	52,190	3,961,221

Broadcasting — 0.6%
Grupo Televisa SA, ADR (Brazil)	102,670	2,425,065

Building & Construction — 0.8%
Foster Wheeler Ltd.*	48,360	3,537,534

Business Services — 1.9%
Amdocs Ltd.*(a)	132,230	3,890,207
Fidelity National Information Services, Inc.	112,220	4,142,040

		8,032,247

Cable Television — 2.0%
Comcast Corp. (Class A Stock)	64,480	1,223,186
DIRECTV Group, Inc. (The)*(a)	111,230	2,881,969
Rogers Communications, Inc. (Class B Stock) (Canada)	112,480	4,348,477

		8,453,632

Chemicals — 2.1%
Airgas, Inc.(a)	46,120	2,692,947
Mosaic Co. (The)*(a)	7,700	1,114,190
Praxair, Inc.	52,560	4,953,254

		8,760,391

Computer Hardware — 3.9%
Apple, Inc.*	55,220	9,246,037
Dell, Inc.*(a)	52,070	1,139,291
International Business Machines Corp.	51,060	6,052,142
Sandisk Corp.*	1,550	27,311

		16,464,781

Computer Services & Software — 5.7%
Activision, Inc.*(a)	119,500	4,071,365
Automatic Data Processing, Inc.	49,710	2,082,849
EMC Corp.*(a)	28,170	413,817
Nuance Communications, Inc.*(a)	166,190	2,604,197
Research In Motion Ltd.*	42,600	4,979,940
Salesforce.com, Inc.*(a)	34,270	2,338,242
Western Union Co.(a)	309,780	7,657,762

		24,148,172

Construction — 0.6%
Fluor Corp.	14,530	2,703,742

Consumer Products & Services — 2.6%
Avon Products, Inc.	91,100	3,281,422
LVMH Moet Hennessy Louis Vuitton SA (France)	19,290	2,012,276
Procter & Gamble Co.	98,440	5,986,137

		11,279,835

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	44,840	3,098,444

Education — 0.6%
ITT Educational Services, Inc.*(a)	31,210	2,578,882

Energy – Diversified Energy — 0.4%
Williams Cos., Inc.	44,590	1,797,423

Energy Services — 0.3%
NRG Energy, Inc.*	25,690	1,102,101

Entertainment & Leisure — 1.8%
Nintendo Co. Ltd. (Japan)	7,200	4,061,591
Walt Disney Co. (The)	119,810	3,738,072

		7,799,663

Farming & Agriculture — 0.6%
Monsanto Co.	19,550	2,471,902

Financial – Bank & Trust — 0.8%
State Street Corp.	54,230	3,470,178

Financial – Brokerage — 0.5%
Visa, Inc.*	27,740	2,255,539

Financial Services — 4.4%
American Express Co.	35,610	1,341,429
Bank of New York Mellon Corp. (The)	112,360	4,250,579
CME Group, Inc.	3,820	1,463,786
Deutsche Bank AG (Germany)	11,750	1,328,225
Goldman Sachs Group, Inc. (The)	8,930	1,561,857
Schwab, (Charles) Corp.	419,170	8,609,752

		18,555,628

Food — 3.1%
General Mills, Inc.(a)	63,960	3,886,849
Groupe Danone (France)	22,675	1,586,667
H.J. Heinz Co.	90,720	4,340,952
Nestle SA (Switzerland)	79,200	3,569,122

		13,383,590

Healthcare Products — 1.3%
Stryker Corp.(a)	53,640	3,372,883
Zimmer Holdings, Inc.*	32,130	2,186,447

		5,559,330

Industrial Conglomerates — 0.5%
Siemens AG (Germany)	19,110	2,118,542

Insurance — 0.5%
MetLife, Inc.(a)	38,690	2,041,671

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Internet Services — 4.8%
Amazon.com, Inc.*(a)	12,150	$890,959
Google, Inc. (Class A Stock)*	20,630	10,860,045
Priceline.com, Inc.*(a)	12,430	1,435,168
VeriSign, Inc.*(a)	189,810	7,174,818

		20,360,990

Machinery & Equipment — 3.0%
Bucyrus International, Inc.
(Class A Stock)(a)	36,270	2,648,435
Cummins, Inc.	52,570	3,444,387
Eaton Corp.	35,560	3,021,533
Thermo Fisher Scientific, Inc.*	69,910	3,896,084

		13,010,439

Media — 0.5%
McGraw-Hill Cos., Inc.(a)	51,060	2,048,527

Medical Supplies & Equipment — 8.2%
Abbott Laboratories	124,250	6,581,522
Bard (C.R.), Inc.(a)	17,350	1,525,933
Baxter International, Inc.	73,260	4,684,244
Becton, Dickinson and Co.	16,600	1,349,580
Charles River Laboratories International, Inc.*(a)	20,490	1,309,721
Genzyme Corp.*	155,290	11,183,986
Medtronic, Inc.	139,910	7,240,342
St. Jude Medical, Inc.*	22,060	901,813

		34,777,141

Metals & Mining — 1.8%
BHP Billiton Ltd., ADR (Australia)(a)	41,970	3,575,424
Cleveland-Cliffs, Inc.(a)	8,990	1,071,518
Companhia Vale Do Rio Doce, ADR (Brazil)(a)	48,140	1,724,375
Peabody Energy Corp.	14,140	1,245,027

		7,616,344

Miscellaneous Manufacturing — 0.8%
Danaher Corp.(a)	43,110	3,332,403

Network/Hardware — 3.4%
Cisco Systems, Inc.*	189,720	4,412,887
Corning, Inc.	133,870	3,085,704
Juniper Networks, Inc.*(a)	70,180	1,556,592
Nokia Corp. (Class A Stock), ADR (Finland)	50,160	1,228,920
QUALCOMM, Inc.	92,840	4,119,311

		14,403,414

Oil & Gas — 11.5%
Apache Corp.	37,750	5,247,250
Chesapeake Energy Corp.	69,250	4,567,730
Halliburton Co.	183,740	9,751,082
Hess Corp.	22,830	2,880,918
National-Oilwell Varco, Inc.*	41,920	3,719,142
Oceaneering International, Inc.*	14,640	1,128,012
Petroleo Brasileiro SA, ADR (Brazil)	80,930	4,689,893
Schlumberger Ltd.	43,160	4,636,679
Weatherford International Ltd. (Bermuda)*(a)	148,550	7,366,594
XTO Energy, Inc.	72,260	4,950,533

		48,937,833

Pharmaceuticals — 4.0%
Celgene Corp.*	23,470	1,499,029
Elan Corp. PLC, ADR (United Kingdom)*(a)	91,390	3,248,915
Gilead Sciences, Inc.*	76,790	4,066,030
Medco Health Solutions, Inc.*	32,530	1,521,103
Roche Holding AG (Switzerland)	21,790	3,917,239
Wyeth	57,850	2,774,486

		17,026,802

Pharmaceuticals – Manufacturing — 0.2%
Barr Pharmaceuticals, Inc.*	20,300	915,124

Restaurants — 0.6%
Yum! Brands, Inc.	68,860	2,416,297

Retail & Merchandising — 6.1%
CVS Corp.	186,148	7,365,876
Lowe’s Cos., Inc.	47,960	995,170
NIKE, Inc. (Class B Stock)(a)	95,940	5,718,983
Nordstrom, Inc.(a)	66,910	2,027,373
Staples, Inc.	90,670	2,153,413
Wal-Mart Stores, Inc.	141,560	7,955,672

		26,216,487

Semiconductors — 3.7%
Altera Corp.(a)	40,260	833,384
Applied Materials, Inc.(a)	112,620	2,149,916
Intel Corp.(a)	294,340	6,322,423
Intersil Corp. (Class A Stock)(a)	68,460	1,664,947
Marvell Technology Group Ltd. (Bermuda)*(a)	274,650	4,850,319

		15,820,989

Software — 4.4%
Electronic Arts, Inc.*	45,760	2,033,117
Microsoft Corp.	295,220	8,121,502
Oracle Corp.*(a)	416,550	8,747,550

		18,902,169

Telecommunications — 0.5%
America Movil S.A.B de C.V. (Class L Stock), ADR (Mexico)	39,900	2,104,725

Tobacco — 0.5%
Philip Morris International, Inc.	42,910	2,119,325

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

			Shares	Value (Note 2)
COMMON STOCKS (Continued)
Transportation — 1.8%
J.B. Hunt Transport Services, Inc.(a)			34,720	$1,155,482
Union Pacific Corp.			59,830	4,517,165
United Parcel Service, Inc. (Class B Stock)(a)			33,940	2,086,292

				7,758,939

TOTAL LONG-TERM INVESTMENTS (cost $410,976,667)				410,780,928

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
SHORT-TERM INVESTMENTS — 26.5%
COMMERCIAL PAPER — 7.2%
American Express Credit (cost $15,744,000; purchased 06/30/08)(h)
2.50%	07/01/08	NR	$15,744	15,744,000
Merrill Lynch (cost $9,990,683; purchased 06/16/08)(h)
2.58%	07/14/08	NR	10,000	9,990,683
Toyota Motor Credit (cost $5,198,000; purchased 06/30/08)(h)
2.57%	07/01/08	NR	5,198	5,198,000

TOTAL COMMERCIAL PAPER (cost $30,932,683)				30,932,683

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 19.3%
Dryden Core Investment Fund – Taxable Money Market Series (cost $82,192,081; includes $82,154,018 of cash collateral for securities on loan)(b)(w)
(Note 4)			82,192,081	82,192,081

TOTAL SHORT-TERM INVESTMENTS (cost $113,124,764)				113,124,764

TOTAL INVESTMENTS(o) — 122.9% (cost $524,101,431; Note 6)				523,905,692

Liabilities in excess of other assets — (22.9)%			(97,548,488)
NET ASSETS — 100.0%				$426,357,204

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $78,612,816; cash collateral of $82,154,018 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities). At the end of the current reporting period, the aggregate cost of such securities was $30,932,683. The aggregate market value of $30,932,683 is approximately 7.2% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(o)	As of June 30, 2008, 6 securities representing $14,532,071 and 3.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$478,440,938	—
Level 2 – Other Significant Observable Inputs	45,464,754	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$523,905,692	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (19.3% represents investments purchased with collateral from securities on loan)	19.3%
Oil & Gas	11.5
Medical Supplies & Equipment	8.2
Commercial Paper	7.2
Retail & Merchandising	6.1
Computer Services & Software	5.7
Internet Services	4.8
Software	4.4
Financial Services	4.4
Pharmaceuticals	4.0
Computer Hardware	3.9
Semiconductors	3.7
Network/Hardware	3.4
Food	3.1
Machinery & Equipment	3.0
Consumer Products & Services	2.6
Chemicals	2.1
Cable Television	2.0
Business Services	1.9
Entertainment & Leisure	1.8
Transportation	1.8
Beverages	1.8
Metals & Mining	1.8
Healthcare Products	1.3
Aerospace & Defense	1.3
Biotechnology	0.9
Advertising	0.9
Building & Construction	0.8
Financial – Bank & Trust	0.8
Miscellaneous Manufacturing	0.8
Cosmetics & Toiletries	0.7
Construction	0.6
Education	0.6
Farming & Agriculture	0.6
Broadcasting	0.6
Restaurants	0.6
Financial – Brokerage	0.5
Tobacco	0.5
Industrial Conglomerates	0.5
Telecommunications	0.5
Media	0.5
Insurance	0.5
Energy – Diversified Energy	0.4
Energy Services	0.3
Pharmaceuticals – Manufacturing	0.2

122.9
Liabilities in excess of other assets	(22.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST MFS GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $78,612,816:
Unaffiliated investments (cost $441,909,350)	$441,713,611
Affiliated investments (cost $82,192,081)	82,192,081
Receivable for investments sold	8,924,489
Receivable for fund share sold	1,498,286
Dividends and interest receivable	292,199
Tax reclaim receivable	274,421
Prepaid expenses	3,989

Total Assets	534,899,076

LIABILITIES:
Payable to broker for collateral for securities on loan	82,154,018
Payable for investments purchased	25,266,571
Payable for fund share repurchased	914,369
Advisory fees payable	161,149
Accrued expenses and other liabilities	42,563
Shareholder servicing fees payable	3,191
Payable to custodian	11

Total Liabilities	108,541,872

NET ASSETS	$426,357,204

Net assets were comprised of:
Paid-in capital	$710,944,228
Retained earnings	(284,587,024)

Net assets, June 30, 2008	$426,357,204

Net asset value and redemption price per share, $426,357,204 / 42,208,988 outstanding shares of beneficial interest	$10.10

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $76,932 foreign withholding tax)	$2,195,536
Unaffiliated interest income	202,547
Affiliated income from securities lending, net	155,391
Affiliated dividend income	2,602

2,556,076

EXPENSES
Advisory fees	1,654,165
Shareholder servicing fees and expenses	128,657
Custodian and accounting fees	61,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Shareholders’ reports	3,000
Miscellaneous	6,247

Total expenses	1,886,069

NET INVESTMENT INCOME	670,007

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(8,595,355)
Foreign currency transactions	(4,419)

(8,599,774)

Net change in unrealized appreciation (depreciation) on:
Investments	(22,082,182)
Foreign currencies	17,927

(22,064,255)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(30,664,029)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,994,022)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$670,007	$897,855
Net realized gain (loss) on investment and foreign currency transactions	(8,599,774)	75,423,706
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(22,064,255)	(16,623,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,994,022)	59,698,055

DISTRIBUTIONS	(897,855)	(123,441)

FUND SHARE TRANSACTIONS:
Fund share sold [10,643,064 and 1,599,196 shares, respectively]	110,733,531	16,651,993
Fund share issued in reinvestment of distributions [85,592 and 11,494 shares, respectively]	897,855	123,441
Fund share repurchased [6,060,610 and 11,903,976 shares, respectively]	(61,309,078)	(119,867,821)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	50,322,308	(103,092,387)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,430,431	(43,517,773)
NET ASSETS:
Beginning of period	406,926,773	450,444,546

End of period	$426,357,204	$406,926,773

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Automotive Parts — 1.1%
BorgWarner, Inc.	48,600	$2,156,868

Banks — 1.1%
Northern Trust Corp.(a)	31,500	2,159,955

Building Materials — 0.8%
Masco Corp.	102,600	1,613,898

Chemicals — 3.3%
Eastman Chemical Co.	26,300	1,811,018
International Flavors & Fragrances, Inc.	71,600	2,796,696
Rohm & Haas Co.(a)	19,100	887,004
Valspar Corp. (The)	46,100	871,751

		6,366,469

Clothing & Apparel — 1.5%
VF Corp.(a)	41,600	2,961,088

Commercial Banks — 0.2%
East West Bancorp, Inc.(a)	50,900	359,354

Commercial Services — 1.2%
United Rentals, Inc.*(a)	116,900	2,292,409

Computer Hardware — 2.7%
Affiliated Computer Services, Inc. (Class A Stock)*	29,200	1,561,908
CACI International, Inc. (Class A Stock)*(a)	21,400	979,478
Cadence Design Systems, Inc.*(a)	267,800	2,704,780

		5,246,166

Computer Services & Software — 2.7%
Autodesk, Inc.*(a)	38,700	1,308,447
Computer Sciences Corp.*(a)	60,687	2,842,579
Global Payments, Inc.(a)	22,300	1,039,180

		5,190,206

Construction — 0.9%
D.R. Horton, Inc.(a)	112,700	1,222,795
Pulte Homes, Inc.(a)	59,600	573,948

		1,796,743

Consumer Products & Services — 0.3%
Scotts Miracle-Gro Co. (The) (Class A Stock)	33,500	588,595

Containers & Packaging — 1.9%
Sonoco Products Co.(a)	119,100	3,686,145

Diversified — 1.9%
AptarGroup, Inc.(a)	89,500	3,754,525

Drugs & Healthcare — 1.5%
IMS Health, Inc.	123,200	2,870,560

Electronic Components — 2.6%
Flextronics International Ltd. (Singapore)*	443,300	4,167,020
Harman International Industries, Inc.(a)	20,000	827,800

		4,994,820

Energy Delivery — 0.8%
Integrys Energy Group, Inc.(a)	30,700	1,560,481

Entertainment & Leisure — 0.7%
Scientific Games Corp. (Class A Stock)*(a)	48,500	1,436,570

Financial – Bank & Trust — 3.5%
Astoria Financial Corp.(a)	64,700	1,299,176
Bank of Hawaii Corp.(a)	39,700	1,897,660
Comerica, Inc.(a)	140,400	3,598,452

		6,795,288

Financial Services — 2.5%
Eaton Vance Corp.(a)	59,400	2,361,744
Jefferies Group, Inc.(a)	62,200	1,046,204
Raymond James Financial, Inc.	58,400	1,541,176

		4,949,124

Food Products — 1.9%
Sara Lee Corp.	240,200	2,942,450
Smucker, (J.M.) Co. (The)	19,600	796,544

		3,738,994

Gas Utilities — 0.5%
Energen Corp.	12,600	983,178

Healthcare Equipment & Services — 1.5%
Express Scripts, Inc.*(a)	46,100	2,891,392

Healthcare Providers & Services — 2.3%
Covance, Inc.*(a)	35,000	3,010,700
Coventry Health Care, Inc.*	48,900	1,487,538

		4,498,238

Hotels, Restaurants & Leisure — 1.8%
International Game Technology	57,000	1,423,860
Yum! Brands, Inc.	59,200	2,077,328

		3,501,188

Insurance — 5.8%
CIGNA Corp.	24,400	863,516
Endurance Specialty Holdings Ltd. (Bermuda)	29,500	908,305
Genworth Financial, Inc. (Class A Stock)	92,400	1,645,644
Lincoln National Corp.	59,800	2,710,136
Protective Life Corp.	48,100	1,830,205
Reinsurance Group of America, Inc.(a)	32,800	1,427,456
Safeco Corp.	28,200	1,893,912

		11,279,174

Leisure Equipment & Products — 0.9%
Mattel, Inc.	104,900	1,795,888

Machinery & Equipment — 3.9%
Cummins, Inc.	78,300	5,130,216
Eaton Corp.	21,300	1,809,861
Snap-on, Inc.(a)	10,500	546,105

		7,486,182

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Manufacturing — 1.2%
Harsco Corp.(a)	44,200	$2,404,922

Medical Supplies & Equipment — 3.7%
Bard (C.R.), Inc.(a)	17,400	1,530,330
Beckman Coulter, Inc.(a)	83,400	5,632,002

		7,162,332

Multi-Utilities & Unregulated Power — 1.5%
SCANA Corp.(a)	79,100	2,926,700

Office Equipment — 0.6%
Steelcase, Inc. (Class A Stock)	110,400	1,107,312

Oil, Gas & Consumable Fuels — 12.2%
Chesapeake Energy Corp.(a)	81,300	5,362,548
Newfield Exploration Co.*	63,500	4,143,375
Noble Corp. (Cayman Islands)	29,300	1,903,328
Oneok, Inc.	32,800	1,601,624
Pioneer Natural Resources Co.	50,500	3,953,140
Questar Corp.	40,600	2,884,224
XTO Energy, Inc.	58,050	3,977,006

		23,825,245

Pharmaceuticals — 0.9%
Barr Pharmaceuticals, Inc.*(a)	37,900	1,708,532

Printing & Publishing — 2.0%
Donnelley, (R.R.) & Sons Co.	131,800	3,913,142

Railroads — 1.4%
Union Pacific Corp.	35,400	2,672,700

Real Estate Investment Trusts — 5.4%
Apartment Investment & Management Co. (Class A Stock)(a)	51,508	1,754,362
Boston Properties, Inc.	21,700	1,957,774
Duke Realty Corp.(a)	162,500	3,648,125
Simon Property Group, Inc.(a)	21,100	1,896,679
SL Green Realty Corp.(a)	14,700	1,215,984

		10,472,924

Restaurants — 3.1%
Brinker International, Inc.(a)	42,000	793,800
Darden Restaurants, Inc.(a)	161,100	5,145,534

		5,939,334

Retail & Merchandising — 2.8%
Family Dollar Stores, Inc.(a)	95,200	1,898,288
Ruddick Corp.(a)	55,200	1,893,912
TJX Cos., Inc.	55,100	1,733,997

		5,526,197

Semiconductors — 1.3%
International Rectifier Corp.*(a)	45,100	865,920
Microchip Technology, Inc.(a)	57,000	1,740,780

		2,606,700

Specialty Retail — 0.4%
CarMax, Inc.*(a)	57,200	811,668

Telecommunication Services — 1.2%
Harris Corp.	45,900	2,317,491

Telecommunications — 3.4%
American Tower Corp. (Class A Stock)*	78,600	3,320,850
Comtech Telecommunications Corp.*(a)	21,200	1,038,800
Corning, Inc.	100,800	2,323,440

		6,683,090

Transportation — 4.0%
CSX Corp.	45,700	2,870,417
GATX Corp.(a)	42,500	1,884,025
Werner Enterprises, Inc.(a)	164,600	3,058,268

		7,812,710

Utilities — 3.1%
Idacorp, Inc.(a)	34,355	992,516
PG&E Corp.	76,600	3,040,254
Pinnacle West Capital Corp.	62,300	1,916,971

		5,949,741

TOTAL LONG-TERM INVESTMENTS (cost $199,940,671)		190,794,238

SHORT-TERM INVESTMENT — 33.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $65,112,180; includes $62,038,784 of cash collateral for securities on loan)(b)(w) (Note 4)	65,112,180	65,112,180

TOTAL INVESTMENTS — 131.4% (cost $265,052,851; Note 6)		255,906,418
Liabilities in excess of other assets — (31.4)%		(61,157,788)

NET ASSETS — 100.0%		$194,748,630

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $59,552,323; cash collateral of $62,038,784 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$255,906,418	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$255,906,418	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (31.9% represents investments purchased with collateral from securities on loan)	33.4%
Oil, Gas & Consumable Fuels	12.2
Insurance	5.8
Real Estate Investment Trusts	5.4
Transportation	4.0
Machinery & Equipment	3.9
Medical Supplies & Equipment	3.7
Financial – Bank & Trust	3.5
Telecommunications	3.4
Chemicals	3.3
Utilities	3.1
Restaurants	3.1
Retail & Merchandising	2.8
Computer Hardware	2.7
Computer Services & Software	2.7
Electronic Components	2.6
Financial Services	2.5
Healthcare Providers & Services	2.3
Printing & Publishing	2.0
Diversified	1.9
Food Products	1.9
Containers & Packaging	1.9
Hotels, Restaurants & Leisure	1.8
Clothing & Apparel	1.5
Multi-Utilities & Unregulated Power	1.5
Healthcare Equipment & Services	1.5
Drugs & Healthcare	1.5
Railroads	1.4
Semiconductors	1.3
Manufacturing	1.2
Telecommunication Services	1.2
Commercial Services	1.2
Banks	1.1
Automotive Parts	1.1
Construction	0.9
Leisure Equipment & Products	0.9
Pharmaceuticals	0.9
Building Materials	0.8
Energy Delivery	0.8
Entertainment & Leisure	0.7
Office Equipment	0.6
Gas Utilities	0.5
Specialty Retail	0.4
Consumer Products & Services	0.3
Commercial Banks	0.2

131.4
Liabilities in excess of other assets	(31.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $59,552,323:
Unaffiliated investments (cost $199,940,671)	$190,794,238
Affiliated investments (cost $65,112,180)	65,112,180
Receivable for investments sold	2,330,380
Dividends and interest receivable	340,112
Receivable for fund share sold	31,681
Tax reclaim receivable	2,452
Prepaid expenses	236

Total Assets	258,611,279

LIABILITIES:
Payable to broker for collateral for securities on loan	62,038,784
Payable for investments purchased	791,653
Payable for fund share repurchased	556,673
Payable to custodian	347,698
Advisory fees payable	94,686
Accrued expenses and other liabilities	31,632
Shareholder servicing fees payable	1,523

Total Liabilities	63,862,649

NET ASSETS	$194,748,630

Net assets were comprised of:
Paid-in capital	$204,270,192
Retained earnings	(9,521,562)

Net assets, June 30, 2008	$194,748,630

Net asset value and redemption price per share, $194,748,630 / 18,080,971 outstanding shares of beneficial interest	$10.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income	$1,894,510
Affiliated income from securities lending, net	159,380
Affiliated dividend income	106,539

2,160,429

EXPENSES
Advisory fees	942,921
Shareholder servicing fees and expenses	69,478
Custodian and accounting fees	40,000
Audit fee	10,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	5,000
Loan interest expense (Note 7)	4,488
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Insurance expenses	1,000
Miscellaneous	6,049

Total expenses	1,093,936

NET INVESTMENT INCOME	1,066,493

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,310,316)
Foreign currency transactions	62

(1,310,254)

Net change in unrealized appreciation (depreciation) on:
Investments	(15,293,549)
Foreign currencies	237

(15,293,312)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(16,603,566)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,537,073)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,066,493	$1,911,057
Net realized gain (loss) on investments and foreign currency transactions	(1,310,254)	7,801,992
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(15,293,312)	(6,237,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,537,073)	3,475,733

DISTRIBUTIONS	(9,713,049)	(6,542,055)

FUND SHARE TRANSACTIONS:
Fund share sold [3,035,134 and 10,461,128 shares, respectively]	35,413,512	132,242,478
Fund share issued in reinvestment of distributions [847,561 and 541,561 shares, respectively]	9,713,049	6,542,055
Fund share repurchased [3,999,806 and 5,320,246 shares, respectively]	(44,577,689)	(67,752,370)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	548,872	71,032,163

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,701,250)	67,965,841
NET ASSETS:
Beginning of period	219,449,880	151,484,039

End of period	$194,748,630	$219,449,880

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CERTIFICATES OF DEPOSIT — 14.5%
Banco Bilbao Vizcaya Argentina SA	2.60%		08/22/08	$70,000	$70,000,000
BNP Paribas	2.58%		08/20/08	52,000	52,000,000
BNP Paribas	2.65%		09/03/08	45,000	45,000,000
Branch Banking & Trust Co.	2.71%		11/17/08	23,000	23,000,000
National Bank of Canada	2.81%		09/23/08	110,000	110,000,000
Suntrust Bank	2.45%		07/14/08	50,000	50,000,000

					350,000,000

COMMERCIAL PAPER(n) — 43.6%
American Express Credit Corp.	2.45%		07/14/08	50,000	49,955,764
Bank of America Corp.	2.565%		08/13/08	52,000	51,840,685
Bank of America Corp.	2.57%		08/21/08	23,000	22,916,261
Bank of America Corp.	2.60%		08/11/08	10,000	9,970,389
CBA (Delaware) Finance	2.55%		07/14/08	16,900	16,884,438
CBA (Delaware) Finance	2.60%		09/03/08	30,000	29,861,333
Citigroup Funding, Inc.	2.73%		08/25/08	15,000	14,937,437
Citigroup Funding, Inc.	2.80%		08/18/08	70,000	69,738,667
Citigroup Funding, Inc., 144A	2.80%		08/20/08	10,000	9,961,111
DNB NOR Bank ASA, 144A	2.58%		08/21/08	50,000	49,817,250
Edison Asset Securitization LLC, 144A	2.57%		07/22/08	70,000	69,895,058
General Electric Capital Corp.	2.38%		08/18/08	51,432	51,268,789
General Electric Capital Corp.	2.45%		09/02/08	22,000	21,905,675
Kredietbank N.A. Finance Corp.	2.52%		07/14/08	28,000	27,974,520
Long Lane Master Trust IV, 144A	2.73%		07/25/08	32,000	31,941,760
National Australia Funding Corp. Delaware	2.65%		08/12/08	17,630	17,575,494
Nordea North America	2.71%		09/26/08	50,000	49,672,542
Old Line Funding Corp. LLC, 144A	2.52%		07/01/08	60,083	60,083,000
Old Line Funding Corp. LLC, 144A	2.52%		07/09/08	32,000	31,982,080
Old Line Funding Corp. LLC, 144A	2.62%		07/23/08	10,000	9,983,989
Prudential PLC, 144A	2.64%		08/11/08	10,000	9,969,933
Prudential PLC, 144A	2.67%		07/14/08	17,000	16,983,609
SanPaolo IMI US Financial Corp.	2.62%		09/09/08	30,000	29,847,167
SanPaolo IMI US Financial Corp.	2.94%		07/25/08	20,819	20,778,195
Swedbank	2.70%		08/20/08	25,000	24,906,250
Swedbank	2.75%		08/26/08	57,000	56,756,167
Swedbank Mortgage AB	2.78%		09/08/08	20,000	19,893,433
Tulip Funding Corp., 144A	2.68%		07/15/08	49,000	48,948,931
Tulip Funding Corp., 144A	2.77%		07/30/08	49,000	48,890,662
Westpac Bank Corp., 144A	2.69%		07/08/08	20,000	19,989,539
Westpac Securities NZ LT, 144A	2.994%		01/28/09	60,000	60,000,000

					1,055,130,128

CORPORATE OBLIGATIONS — 20.8%
American General Finance Corp., Sr. Unsec’d. Notes, 144A	2.531%		08/14/08	5,000	5,000,000
Banco Espanol de Credito SA, Sr. Unsec’d. Notes, 144A (Spain)	2.734%		08/11/08	50,000	50,000,000
Caja Madrid, Sr. Unsec’d. Notes, 144A (Spain)	2.967%		08/12/08	24,000	24,000,000
DNB NOR Bank ASA, Notes, 144A	2.493%		08/22/08	50,000	50,000,000
Goldman Sachs Group, Inc. (The)	3.00%		09/26/08	45,000	45,000,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.841%		12/23/08	6,850	6,828,333
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.013	%(c)	07/29/08	15,000	14,996,984
HSBC Financial Corp., Notes	2.47	%(c)	09/06/08	60,000	60,000,000
HSBC USA, Inc., Sr. Unsec’d. Notes, MTN	2.481%		08/15/08	500	500,000
Irish Life & Permanent PLC, Sr. Unsec’d. Notes, 144A, MTN (Ireland)	2.531%		08/20/08	2,000	2,000,000
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.984%		09/25/08	15,000	14,997,787
JPMorgan Chase & Co., Notes, MTN	2.449%		09/02/08	35,000	35,000,000
JPMorgan Chase & Co., Sr. Notes, MTN	2.448	%(c)	08/11/08	47,000	47,000,000
Kommunalkredit Austria AG, Notes, 144A (Austria)	2.511%		08/22/08	11,000	11,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Merrill Lynch & Co., Inc., Notes, MTN	2.96	%(c)	10/23/08	$20,000	$19,984,916
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	2.611%		08/14/08	500	500,009
Nationwide Building Society, Notes, 144A (United Kingdom), MTN	2.508	%(c)	10/06/08	5,000	5,000,000
Nationwide Building Society, Sr. Notes, 144A	2.881	%(c)	07/28/08	72,000	72,001,594
Nordea Bank AB, Unsec’d. Notes, 144A	2.448%		09/08/08	40,000	40,000,000

					503,809,623

REPURCHASE AGREEMENT — 2.3%
Greenwich Capital Markets, Inc. 2.60%, dated 06/30/08 due 07/01/08 in the amount of $56,457,077 (cost $56,453,000; the value of collateral plus accrued interest was $57,582,998)(m)				56,453	56,453,000

TIME DEPOSIT — 3.1%
Cargill, Inc.
(cost $75,000,000)	2.50%		07/14/08	75,000	75,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.2%
Federal Home Loan Bank, Bonds	2.14%		02/19/09	45,000	45,000,000
Federal Home Loan Bank, Bonds	2.17%		02/23/09	50,000	50,000,000
Federal Home Loan Bank, Bonds	2.215%		02/27/09	60,000	60,000,000
Federal Home Loan Bank, Bonds	2.382	%(c)	02/17/09	20,000	20,000,000
Federal Home Loan Bank, Bonds	2.25%		03/27/09	50,000	50,000,000
Federal Home Loan Bank, Disc. Notes	2.375	%(n)	09/17/08	24,000	23,876,500
Federal Home Loan Bank, Disc. Notes	2.40	%(n)	09/24/08	50,000	49,707,222
Federal Home Loan Mortgage Corp., Disc. Notes	2.48	%(n)	09/22/08	69,000	68,618,200

					367,201,922

TOTAL INVESTMENTS — 99.5% (cost $2,407,594,673)†					2,407,594,673
Other assets in excess of liabilities — 0.5%					13,230,668

NET ASSETS — 100.0%					$2,420,825,341

The following abbreviation is used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.

(m)	Repurchase agreement is collateralized by United States Treasury of federal agency obligations.

(n)	Rate shown is the effective yield at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	—	—
Level 2 – Other Significant Observable Inputs	$2,407,594,673	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$2,407,594,673	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST MONEY MARKET PORTFOLIO (CONTINUED)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as June 30, 2008 were as follows:

Commercial Paper	43.6%
Corporate Obligations	20.8
U.S. Government Agency Obligations	15.2
Certificates of Deposit	14.5
Time Deposit	3.1
Repurchase Agreement	2.3

99.5
Other assets in excess of liabilities	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $2,407,594,673)	$2,407,594,673
Cash	200
Receivable for fund share sold	10,943,953
Interest receivable	2,570,090
Prepaid expenses	18,655

Total Assets	2,421,127,571

LIABILITIES:
Advisory fees payable	202,291
Accrued expenses and other liabilities	65,604
Shareholder servicing fees payable	17,897
Distributions payable	16,340
Payable for fund share repurchased	98

Total Liabilities	302,230

NET ASSETS	$2,420,825,341

Net assets were comprised of:
Paid-in capital	$2,420,871,256
Retained earnings	(45,915)

Net assets, June 30, 2008	$2,420,825,341

Net asset value and redemption price per share, $2,420,825,341 / 2,420,893,706 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$39,206,840

EXPENSES
Advisory fees	5,649,314
Shareholder servicing fees and expenses	790,904
Custodian and accounting fees	145,000
Insurance expenses	19,000
Trustees’ fees	14,000
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Legal fees and expenses	6,000
Shareholders’ reports	2,000
Miscellaneous	6,353

Total expenses	6,649,571
Less: advisory fee waiver	(322,338)

Net expenses	6,327,233

NET INVESTMENT INCOME	32,879,607

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	211,696

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,091,303

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$32,879,607	$96,996,780
Net realized gain on investment transactions	211,696	46,489

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	33,091,303	97,043,269

DISTRIBUTIONS	(32,944,010)	(96,930,879)

FUND SHARE TRANSACTIONS:
Fund share sold [1,763,267,430 and 4,553,796,101 shares, respectively]	1,763,220,072	4,553,796,100
Fund share issued in reinvestment of distributions [32,896,650 and 96,918,494 shares, respectively]	32,944,010	96,930,879
Fund share repurchased [1,344,681,339 and 4,373,727,896 shares, respectively]	(1,344,681,339)	(4,373,740,279)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	451,482,743	276,986,700

TOTAL INCREASE IN NET ASSETS	451,630,036	277,099,090
NET ASSETS:
Beginning of period	1,969,195,305	1,692,096,215

End of period	$2,420,825,341	$1,969,195,305

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aerospace — 1.9%
CAE, Inc. (Canada)	645,000	$7,282,050
Rockwell Collins, Inc.	100,000	4,796,000

		12,078,050

Banks — 1.0%
Northern Trust Corp.	92,000	6,308,440

Beverages — 0.9%
Central European Distribution Corp.*(a)	75,000	5,561,250

Biotechnology — 0.7%
Illumina, Inc.*(a)	47,000	4,094,170

Business Services — 4.8%
Alliance Data Systems Corp.*(a)	120,000	6,786,000
Iron Mountain, Inc.*	247,500	6,571,125
LKQ Corp.*(a)	240,000	4,336,800
MasterCard, Inc. (Class A Stock)	37,500	9,957,000
Total System Services, Inc.	122,500	2,721,950

		30,372,875

Capital Markets — 1.1%
Lazard Ltd. (Class A Stock) (Bermuda)	195,000	6,659,250

Chemicals — 3.1%
Airgas, Inc.	180,000	10,510,200
Ecolab, Inc.	207,500	8,920,425

		19,430,625

Commercial Services — 3.9%
Clean Harbors, Inc.*	44,000	3,126,640
Corrections Corp. of America*	296,500	8,144,855
CoStar Group, Inc.*(a)	75,000	3,333,750
FTI Consulting, Inc.*(a)	47,500	3,251,850
Pharmaceutical Product Development, Inc.	155,000	6,649,500

		24,506,595

Computer Hardware — 1.6%
Cognizant Technology Solutions Corp. (Class A Stock)*(a)	310,000	10,078,100

Computer Services & Software — 7.4%
Activision, Inc.*(a)	460,000	15,672,200
Autodesk, Inc.*(a)	100,000	3,381,000
Cerner Corp.*(a)	74,000	3,343,320
Equinix, Inc.*(a)	30,000	2,676,600
IHS, Inc. (Class A Stock)*(a)	124,000	8,630,400
Microsemi Corp.*(a)	195,000	4,910,100
Omniture, Inc.*(a)	103,500	1,921,995
Salesforce.com, Inc.*(a)	84,500	5,765,435

		46,301,050

Construction — 0.7%
Shaw Group, Inc. (The)*(a)	74,000	4,572,460

Education — 3.4%
DeVry, Inc.	200,000	10,724,000
Strayer Education, Inc.(a)	51,000	10,662,570

		21,386,570

Electronic Components — 3.5%
AMETEK, Inc.	148,000	6,988,560
Dolby Laboratories, Inc. (Class A Stock)*	200,000	8,060,000
Trimble Navigation Ltd.*(a)	200,000	7,140,000

		22,188,560

Electronic Equipment & Instruments — 0.4%
FLIR Systems, Inc.*(a)	60,000	2,434,200

Energy — 0.7%
Covanta Holding Corp.*(a)	160,000	4,270,400

Engineering/R&D Services — 1.7%
Fluor Corp.	56,500	10,513,520

Entertainment & Leisure — 2.2%
Melco PBL Entertainment (Macau)
Ltd., ADR (Hong Kong)*(a)	180,500	1,682,260
Scientific Games Corp. (Class A Stock)*(a)	135,700	4,019,434
WMS Industries, Inc.*(a)	282,500	8,410,025

		14,111,719

Financial – Bank & Trust — 1.1%
Intercontinental Exchange, Inc.*(a)	63,000	7,182,000

Financial Services — 2.6%
Affiliated Managers Group, Inc.*(a)	62,000	5,583,720
FCStone Group, Inc.*(a)	105,000	2,932,650
Visa, Inc.*	97,500	7,927,725

		16,444,095

Food & Drug Retailers — 1.6%
Perrigo Co.(a)	205,000	6,512,850
Wimm-Bill-Dann Foods OJSC, ADR (Russia)*(a)	33,500	3,524,870

		10,037,720

Healthcare Providers & Services — 1.1%
Express Scripts, Inc.*(a)	107,500	6,742,400

Healthcare Services — 0.8%
VCA Antech, Inc.*(a)	170,500	4,736,490

Hotels, Restaurants & Leisure — 0.5%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	77,500	3,366,600

Industrial Products — 2.1%
Fastenal Co.(a)	124,000	5,351,840
Precision Castparts Corp.	80,000	7,709,600

		13,061,440

Internet Services — 0.7%
Juniper Networks, Inc.*(a)	190,000	4,214,200

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Machinery & Equipment — 0.5%
AGCO Corp.*(a)	60,000	$3,144,600

Manufacturing — 1.2%
Danaher Corp.	95,000	7,343,500

Medical Supplies & Equipment — 8.0%
Bard, (C.R.), Inc.	90,000	7,915,500
Charles River Laboratories International, Inc.*(a)	60,000	3,835,200
Gen-Probe, Inc.*	120,500	5,721,340
Hologic, Inc.*(a)	375,000	8,175,000
IDEXX Laboratories, Inc.*(a)	91,902	4,479,304
Intuitive Surgical, Inc.*(a)	30,000	8,082,000
Myriad Genetics, Inc.*(a)	115,000	5,234,800
Wright Medical Group, Inc.*(a)	250,000	7,102,500

		50,545,644

Oil, Gas & Consumable Fuels — 16.3%
Carbo Ceramics, Inc.	55,000	3,209,250
Concho Resources, Inc.*	205,000	7,646,500
Continental Resources, Inc.*(a)	110,000	7,625,200
Core Laboratories NV (Netherlands)*(a)	33,000	4,697,550
Denbury Resources, Inc.*	442,500	16,151,250
ION Geophysical Corp.*(a)	234,000	4,083,300
Nabors Industries Ltd. (Bermuda)*(a)	146,000	7,187,580
National Oilwell Varco, Inc.*(a)	125,000	11,090,000
Range Resources Corp.	210,000	13,763,400
Smith International, Inc.	111,000	9,228,540
Southwestern Energy Co.*(a)	123,500	5,879,835
Ultra Petroleum Corp. (Canada)*	37,500	3,682,500
XTO Energy, Inc.	115,000	7,878,650

		102,123,555

Pharmaceuticals — 1.9%
BioMarin Pharmaceutical, Inc.*(a)	145,500	4,216,590
United Therapeutics Corp.*(a)	76,000	7,429,000

		11,645,590

Printing & Publishing — 0.7%
VistaPrint Ltd. (Bermuda)*(a)	170,000	4,549,200

Retail & Merchandising — 3.5%
GameStop Corp. (Class A Stock)*(a)	157,400	6,358,960
Ross Stores, Inc.	175,000	6,216,000
Shoppers Drug Mart Corp. (Canada)	171,000	9,420,127

		21,995,087

Retail – Auto Parts — 0.5%
Copart, Inc.*(a)	77,500	3,318,550

Retail Apparel — 0.7%
Abercrombie & Fitch Co. (Class A Stock)(a)	70,000	4,387,600

Semiconductors — 2.4%
Cavium Networks, Inc.*(a)	115,000	2,415,000
Itron, Inc.*(a)	51,000	5,015,850
Microchip Technology, Inc.(a)	126,000	3,848,040
Varian Semiconductor Equipment Associates, Inc.*(a)	114,000	3,969,480

		15,248,370

Software — 2.2%
Ansys, Inc.*(a)	195,000	9,188,400
Blackboard, Inc.*	37,100	1,418,333
Citrix Systems, Inc.*	100,900	2,967,469

		13,574,202

Specialty Retail — 1.2%
Urban Outfitters, Inc.*(a)	232,500	7,251,675

Telecommunications — 5.8%
American Tower Corp. (Class A Stock)*	224,500	9,485,125
Harris Corp.	140,000	7,068,600
NII Holdings, Inc.*(a)	195,000	9,260,550
SBA Communications Corp. (Class A Stock)*(a)	300,000	10,803,000

		36,617,275

Textiles, Apparel & Luxury Goods — 0.8%
Guess? Inc.	140,000	5,243,000

Tobacco — 0.4%
Lorillard, Inc.*	32,000	2,213,120

Transportation — 2.9%
CH Robinson Worldwide, Inc.(a)	105,000	5,758,200
Expeditors International Washington, Inc.(a)	124,000	5,332,000
JB Hunt Transport Services, Inc.(a) .	110,000	3,660,800
Viterra, Inc. (Canada)*	260,000	3,640,000

		18,391,000

Waste Management — 1.2%
Stericycle, Inc.*	144,000	7,444,800

TOTAL LONG-TERM INVESTMENTS (cost $513,946,163)		625,689,547

SHORT-TERM INVESTMENT — 43.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $271,378,904; includes $265,185,936 of cash collateral for securities on loan)(b)(w) (Note 4)	271,378,904	271,378,904

TOTAL INVESTMENTS — 142.9% (cost $785,325,067; Note 6)		897,068,451
Liabilities in excess of other assets — (42.9)%		(269,344,768)

NET ASSETS — 100.0%		$627,723,683

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $254,337,539; cash collateral of $265,185,936 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$897,068,451	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$897,068,451	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (42.2% represents investments purchased with collateral from securities on loan)	43.2%
Oil, Gas & Consumable Fuels	16.3
Medical Supplies & Equipment	8.0
Computer Services & Software	7.4
Telecommunications	5.8
Business Services	4.8
Commercial Services	3.9
Electronic Components	3.5
Retail & Merchandising	3.5
Education	3.4
Chemicals	3.1
Transportation	2.9
Financial Services	2.6
Semiconductors	2.4
Entertainment & Leisure	2.2
Software	2.2
Industrial Products	2.1
Aerospace	1.9
Pharmaceuticals	1.9
Engineering/R&D Services	1.7
Computer Hardware	1.6
Food & Drug Retailers	1.6
Waste Management	1.2
Manufacturing	1.2
Specialty Retail	1.2
Financial – Bank & Trust	1.1
Healthcare Providers & Services	1.1
Capital Markets	1.1
Banks	1.0
Beverages	0.9
Textiles, Apparel & Luxury Goods	0.8
Healthcare Services	0.8
Construction	0.7
Printing & Publishing	0.7
Retail Apparel	0.7
Energy	0.7
Internet Services	0.7
Biotechnology	0.7
Hotels, Restaurants & Leisure	0.5
Retail – Auto Parts	0.5
Machinery & Equipment	0.5
Electronic Equipment & Instruments	0.4
Tobacco	0.4

142.9
Liabilities in excess of other assets	(42.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $254,337,539:
Unaffiliated investments (cost $513,946,163)	$625,689,547
Affiliated investments (cost $271,378,904)	271,378,904
Cash	240,692
Receivable for investments sold	2,812,463
Dividends and interest receivable	292,958
Receivable for fund share sold	23,655
Prepaid expenses	1,129

Total Assets	900,439,348

LIABILITIES:
Payable to broker for collateral for securities on loan	265,185,936
Payable for investments purchased	5,440,997
Payable for fund share repurchased	1,786,945
Advisory fees payable	249,854
Accrued expenses and other liabilities	46,966
Shareholder servicing fees payable	4,967

Total Liabilities	272,715,665

NET ASSETS	$627,723,683

Net assets were comprised of:
Paid-in capital	$722,250,899
Retained earnings	(94,527,216)

Net assets, June 30, 2008	$627,723,683

Net asset value and redemption price per share, $627,723,683 / 31,514,811 outstanding shares of beneficial interest	$19.92

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $12,869 foreign withholding tax)	$943,695
Affiliated income from securities lending, net	679,060
Affiliated dividend income	142,654
Unaffiliated interest income	100

1,765,509

EXPENSES
Advisory fees	3,046,836
Shareholder servicing fees and expenses	236,976
Custodian and accounting fees	70,000
Loan interest expense (Note 7)	20,068
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	9,000
Insurance expenses	7,000
Legal fees and expenses	5,000
Shareholders’ reports	2,000
Miscellaneous	7,289

Total expenses	3,422,169

NET INVESTMENT LOSS	(1,656,660)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	3,974,961
Net change in unrealized appreciation (depreciation) on investments	(101,808,718)

NET LOSS ON INVESTMENTS	(97,833,757)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(99,490,417)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(1,656,660)	$(2,110,452)
Net realized gain on investment transactions	3,974,961	110,401,161
Net change in unrealized appreciation (depreciation) on investments	(101,808,718)	41,852,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(99,490,417)	150,143,298

FUND SHARE TRANSACTIONS:
Fund share sold [2,675,753 and 13,938,399 shares, respectively]	54,536,516	293,021,917
Fund share repurchased [9,802,974 and 11,064,171 shares, respectively]	(197,023,712)	(232,426,365)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(142,487,196)	60,595,552

TOTAL INCREASE (DECREASE) IN NET ASSETS	(241,977,613)	210,738,850
NET ASSETS:
Beginning of period	869,701,296	658,962,446

End of period	$627,723,683	$869,701,296

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.3%
COMMON STOCKS
Aerospace — 2.0%
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	194,200	$5,146,300
Spirit Aerosystems Holdings, Inc.*	474,800	9,106,664

		14,252,964

Auto Parts & Related — 1.1%
WABCO Holdings, Inc.	170,250	7,909,815

Beverages — 1.6%
Constellation Brands, Inc. (Class A Stock)*(a)	605,000	12,015,300

Commercial Services — 2.8%
McGraw-Hill Cos., Inc. (The)(a)	292,800	11,747,136
Moody’s Corp.(a)	246,700	8,496,348

		20,243,484

Computer Hardware — 3.2%
Affiliated Computer Services, Inc. (Class A Stock)*	270,600	14,474,394
Ingram Micro, Inc. (Class A Stock)*(a)	505,300	8,969,075

		23,443,469

Computer Software — 0.7%
Cadence Design System, Inc.*	541,800	5,472,180

Construction — 5.4%
Chicago Bridge & Iron Co. NV (Netherlands)	369,200	14,701,544
McDermott International, Inc.*	181,500	11,233,035
NVR, Inc.*(a)	27,000	13,502,160

		39,436,739

Consumer Products & Services — 0.7%
Whirlpool Corp.(a)	87,500	5,401,375

Electronic Components & Equipment — 5.3%
Anixter International, Inc.*(a)	212,100	12,617,829
Avnet, Inc.*	331,500	9,043,320
Energizer Holdings, Inc.*(a)	113,100	8,266,479
L-3 Communications Holdings, Inc.	94,600	8,596,302

		38,523,930

Energy Services — 2.0%
NRG Energy, Inc.*(a)	332,400	14,259,960

Financial – Bank & Trust — 1.4%
Zions Bancorp(a)	321,900	10,136,631

Financial – Consumer — 1.2%
Legg Mason, Inc.(a)	200,900	8,753,213

Financial Services — 5.5%
Invesco Ltd.	564,300	13,531,914
Jefferies Group, Inc.(a)	693,800	11,669,716
Morgan Stanley	282,100	10,175,347
National City Corp.(a)	961,800	4,587,786

		39,964,763

Food — 1.8%
ConAgra Foods, Inc.	526,300	10,147,064
Smithfield Foods, Inc.*(a)	152,800	3,037,664

		13,184,728

Healthcare Services — 2.2%
Aetna, Inc.	237,200	9,613,716
Coventry Health Care, Inc.*(a)	220,050	6,693,921

		16,307,637

Insurance — 4.6%
Assurant, Inc.	206,255	13,604,580
CIGNA Corp.	259,900	9,197,861
StanCorp Financial Group, Inc.	233,400	10,960,464

		33,762,905

Internet Services — 0.3%
Check Point Software Technologies Ltd.*	85,700	2,028,519

Machinery & Equipment — 3.7%
Eaton Corp.	138,800	11,793,836
Terex Corp.*	298,500	15,333,945

		27,127,781

Medical Supplies & Equipment — 1.3%
Covidien Ltd. (Bermuda)	196,400	9,405,596

Metals & Mining — 8.3%
Cleveland-Cliffs, Inc.(a)	81,100	9,666,309
Freeport-McMoRan Copper & Gold, Inc.(a)	156,300	18,316,797
Sterlite Industries India Ltd., ADR (India)*(a)	326,300	5,188,170
Teck Cominco Ltd. (Class B Stock) (Canada)	273,600	13,119,120
United States Steel Corp.	77,500	14,320,450

		60,610,846

Motorcycle — 1.1%
Harley-Davidson, Inc.(a)	225,000	8,158,500

Oil & Gas — 15.6%
Canadian Natural Resources Ltd. (Canada)	133,800	13,413,450
Denbury Resources, Inc.*	368,900	13,464,850
National Oilwell Varco, Inc.*(a)	158,300	14,044,376
Noble Corp. (Cayman Islands)	201,700	13,102,432
Oceaneering International, Inc.*	157,400	12,127,670
Southwestern Energy Co.*(a)	241,700	11,507,337
Talisman Energy, Inc. (Canada)	567,845	12,566,410
Whiting Petroleum Corp.*(a)	130,900	13,885,872
XTO Energy, Inc.	144,436	9,895,310

		114,007,707

Pharmaceuticals — 3.2%
Endo Pharmaceuticals Holdings, Inc.*	384,400	9,298,636
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)	291,400	14,316,482

		23,615,118

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Real Estate Investment Trusts — 3.2%
Annaly Mortgage Management, Inc.(a)	696,900	$10,808,919
Developers Diversified Realty Corp.(a)	248,100	8,611,551
Ventas, Inc.(a)	5,200	221,364
Vornado Realty Trust(a)	43,600	3,836,800

		23,478,634

Restaurants — 2.1%
Brinker International, Inc.(a)	312,600	5,908,140
Darden Restaurants, Inc.	288,400	9,211,496

		15,119,636

Retail & Merchandising — 5.4%
J.C. Penney Co., Inc.	264,100	9,584,189
Macy’s, Inc.(a)	483,100	9,381,802
NBTY, Inc.*	527,600	16,914,856
TJX Cos., Inc.	108,500	3,414,495

		39,295,342

Semiconductors — 0.9%
International Rectifier Corp.*	355,100	6,817,920

Software Services — 0.9%
Fidelity National Information Services, Inc.	170,100	6,278,391

Telecommunications — 0.8%
Arris Group, Inc.*(a)	666,000	5,627,700

Transportation — 2.6%
Eagle Bulk Shipping, Inc.(a)	436,100	12,895,477
Ship Finance International Ltd.(a)	215,722	6,370,271

		19,265,748

Utilities — 9.4%
Constellation Energy Group(a)	146,600	12,035,860
DPL, Inc.(a)	276,800	7,301,984
Dynegy, Inc. (Class A Stock)*	1,111,345	9,502,000
Entergy Corp.	62,600	7,542,048
FirstEnergy Corp.	201,200	16,564,796
Mirant Corp.*(a)	37,700	1,475,955
PPL Corp.	274,500	14,348,115

		68,770,758

TOTAL LONG-TERM INVESTMENTS (cost $711,746,911)		732,677,289

SHORT-TERM INVESTMENTS — 29.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $217,571,738; includes $217,497,008 of cash collateral for securities on loan)(b)(w) (Note 4)	217,571,738	217,571,738

TOTAL INVESTMENTS — 130.1% (cost $929,318,649; Note 6)		950,249,027
Liabilities in excess of other assets — (30.1)%		(220,083,574)

NET ASSETS — 100.0%		$730,165,453

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $208,846,768; cash collateral of $217,497,008 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$950,249,027	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$950,249,027	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

A216

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (29.8% represents investments purchased with collateral from securities on loan)	29.8%
Oil & Gas	15.6
Utilities	9.4
Metals & Mining	8.3
Financial Services	5.5
Construction	5.4
Retail & Merchandising	5.4
Electronic Components & Equipment	5.3
Insurance	4.6
Machinery & Equipment	3.7
Pharmaceuticals	3.2
Real Estate Investment Trusts	3.2
Computer Hardware	3.2
Commercial Services	2.8
Transportation	2.6
Healthcare Services	2.2
Restaurants	2.1
Energy Services	2.0
Aerospace	2.0
Food	1.8
Beverages	1.6
Financial – Bank & Trust	1.4
Medical Supplies & Equipment	1.3
Financial – Consumer	1.2
Motorcycle	1.1
Auto Parts & Related	1.1
Semiconductors	0.9
Software Services	0.9
Telecommunications	0.8
Computer Software	0.7
Consumer Products & Services	0.7
Internet Services	0.3

130.1
Liabilities in excess of other assets	(30.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $208,846,768:
Unaffiliated investments (cost $711,746,911)	$732,677,289
Affiliated investments (cost $217,571,738)	217,571,738
Receivable for investments sold	10,752,370
Dividends and interest receivable	1,177,798
Prepaid expenses	10,110
Receivable for fund share sold	103

Total Assets	962,189,408

LIABILITIES:
Payable to broker for collateral for securities on loan	217,497,008
Payable for fund share repurchased	8,570,970
Payable to custodian	3,635,622
Loan payable (Note 7)	1,500,000
Payable for investments purchased	446,328
Advisory fees payable	297,702
Accrued expenses and other liabilities	70,592
Shareholder servicing fees payable	5,733

Total Liabilities	232,023,955

NET ASSETS	$730,165,453

Net assets were comprised of:
Paid-in capital	$680,567,882
Retained earnings	49,597,571

Net assets, June 30, 2008	$730,165,453

Net asset value and redemption price per share, $730,165,453 / 50,173,762 outstanding shares of beneficial interest	$14.55

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $54,007 foreign withholding tax)	$5,827,059
Affiliated income from securities lending, net	760,454
Affiliated dividend income	272,877

6,860,390

EXPENSES
Advisory fees	3,704,717
Shareholder servicing fees and expenses	288,145
Custodian and accounting fees	107,000
Loan interest expense (Note 7)	15,186
Insurance expenses	12,000
Trustees’ fees	11,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Miscellaneous	6,135

Total expenses	4,171,183

NET INVESTMENT INCOME	2,689,207

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	28,287,219
Net change in unrealized appreciation (depreciation) on investments	(100,715,116)

NET LOSS ON INVESTMENTS	(72,427,897)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(69,738,690)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,689,207	$11,550,201
Net realized gain on investment transactions	28,287,219	48,588,634
Net change in unrealized appreciation (depreciation) on investments	(100,715,116)	(21,696,377)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(69,738,690)	38,442,458

DISTRIBUTIONS	(60,138,835)	(154,323,766)

FUND SHARE TRANSACTIONS:
Fund share sold [1,754,901 and 3,436,542 shares, respectively]	28,265,045	68,194,811
Fund share issued in reinvestment of distributions [3,897,527 and 9,252,024 shares, respectively]	60,138,835	154,323,766
Fund share repurchased [14,821,258 and 16,803,109 shares, respectively]	(230,199,711)	(334,249,099)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(141,795,831)	(111,730,522)

TOTAL DECREASE IN NET ASSETS	(271,673,356)	(227,611,830)
NET ASSETS:
Beginning of period	1,001,838,809	1,229,450,639

End of period	$730,165,453	$1,001,838,809

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace — 3.1%
Aerovironment, Inc.*	94,400	$2,565,792
CAE, Inc.	205,000	2,314,450

		4,880,242

Biotechnology — 1.1%
Martek Biosciences Corp.*(a)	53,500	1,803,485

Business Services — 4.0%
CoStar Group, Inc.*(a)	34,100	1,515,745
Icon PLC*	35,541	2,684,056
Itron, Inc.*(a)	20,700	2,035,845

		6,235,646

Chemicals — 1.5%
Rockwood Holdings, Inc.*(a)	69,200	2,408,160

Clothing & Apparel — 1.4%
Warnaco Group, Inc. (The)*(a)	50,500	2,225,535

Computer Services & Software — 12.0%
Ansys, Inc.*(a)	66,200	3,119,344
Calgon Carbon Corp.*(a)	206,000	3,184,760
Concur Technologies, Inc.*(a)	92,600	3,077,098
GameStop Corp. (Class A Stock)*(a)	76,700	3,098,680
Nuance Communications, Inc.*(a)	173,200	2,714,044
Solera Holdings, Inc.*	79,500	2,198,970
THQ, Inc.*(a)	78,000	1,580,280

		18,973,176

Consumer Products & Services — 1.0%
Geo Group, Inc. (The)*	72,500	1,631,250

Distribution/Wholesale — 2.2%
Central European Distribution Corp.*(a)	46,800	3,470,220

Education — 4.2%
Blackboard, Inc.*	37,000	1,414,510
Capella Education Co.*(a)	33,017	1,969,464
Strayer Education, Inc.(a)	15,700	3,282,399

		6,666,373

Electronic Components & Equipment — 3.4%
Axsys Technologies, Inc.*	49,000	2,549,960
Flir Systems, Inc.*(a)	69,200	2,807,444

		5,357,404

Energy – Energy Resources — 3.7%
Concho Resources, Inc.*	95,600	3,565,880
Parallel Petroleum Corp.*(a)	110,300	2,220,339

		5,786,219

Entertainment & Leisure — 1.4%
WMS Industries, Inc.*(a)	71,350	2,124,090

Environmental Services — 1.1%
Clean Harbors, Inc.*	25,200	1,790,712

Financial Services — 6.7%
Affiliated Managers Group, Inc.*(a)	30,200	2,719,812
Heartland Payment Systems, Inc.(a)	49,200	1,161,120
Riskmetrics Group, Inc.*(a)	175,100	3,438,964
Waddell & Reed Financial, Inc. (Class A Stock)(a)	94,600	3,311,946

		10,631,842

Food Products — 3.1%
Diamond Foods, Inc.	115,900	2,670,336
Ruddick Corp.	62,500	2,144,375

		4,814,711

Healthcare Services — 3.3%
Edwards Lifesciences Corp.*(a)	34,500	2,140,380
Techne Corp.*	38,500	2,979,515

		5,119,895

Hotels & Motels — 1.6%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	56,600	2,458,704

Internet Services — 4.7%
Open Text Corp. (Canada)*(a)	43,300	1,389,930
Sohu.com, Inc.*	22,000	1,549,680
Switch & Data Facilities Co.*(a)	126,300	2,145,837
Vocus, Inc.*(a)	70,750	2,276,027

		7,361,474

Machinery & Equipment — 2.6%
Bucyrus International, Inc. (Class A Stock)(a)	34,400	2,511,888
Kaydon Corp.(a)	30,800	1,583,428

		4,095,316

Medical Supplies & Equipment — 8.6%
Conceptus, Inc.*	86,400	1,597,536
Illumina, Inc.*(a)	27,200	2,369,392
Kensey Nash Corp.*	50,800	1,628,140
Natus Medical, Inc.*	128,300	2,686,602
Wright Medical Group, Inc.*(a)	97,300	2,764,293
Zoll Medical Corp.*(a)	72,500	2,441,075

		13,487,038

Metals & Mining — 3.7%
Alpha Natural Resources, Inc.*(a)	32,900	3,431,141
Metalico, Inc.*(a)	141,000	2,470,320

		5,901,461

Oil & Gas — 4.0%
Arena Resources, Inc.*(a)	64,100	3,385,762
Carrizo Oil & Gas, Inc.*(a)	42,500	2,893,825

		6,279,587

Personal Services — 2.5%
Cornell Cos., Inc.*	163,825	3,949,821

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Pharmaceuticals — 2.1%
United Therapeutics Corp.*(a)	33,900	$3,313,725

Real Estate Investment Trust — 1.2%
Gafisa SA, ADR (Brazil)(a)	52,800	1,814,736

Retail & Merchandising — 4.4%
Citi Trends, Inc.*	72,100	1,633,786
Fred’s, Inc.(a)	179,200	2,014,208
Gymboree Corp.*	43,700	1,751,059
LKQ Corp.*	87,400	1,579,318

		6,978,371

Semiconductors — 1.8%
Varian Semiconductor Equipment Associates, Inc.*(a)	82,550	2,874,391

Technology – Computer Software — 1.9%
Ultimate Software Group, Inc.*(a)	85,200	3,035,676

Telecommunications — 3.9%
Cavium Networks, Inc.*(a)	99,700	2,093,700
SBA Communications Corp.*(a)	114,400	4,119,544

		6,213,244

Transportation — 3.1%
HUB Group, Inc. (Class A Stock)*(a)	71,200	2,430,056
Kirby Corp.*(a)	49,576	2,379,648

		4,809,704

TOTAL LONG-TERM INVESTMENTS (cost $140,285,438)		156,492,208

SHORT-TERM INVESTMENT — 52.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $82,205,610; includes $81,218,318 of cash collateral for securities on loan)(b)(w) (Note 4)	82,205,610	82,205,610

TOTAL INVESTMENTS — 151.5% (cost $222,491,048; Note 6)		238,697,818
Liabilities in excess of other assets — (51.5)%		(81,135,785)

NET ASSETS — 100.0%		$157,562,033

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $77,524,975; cash collateral of $81,218,318 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$238,697,818	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$238,697,818	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (51.6% represents investments purchased with collateral from securities on loan)	52.2%
Computer Services & Software	12.0
Medical Supplies & Equipment	8.6
Financial Services	6.7
Internet Services	4.7
Retail & Merchandising	4.4
Education	4.2
Oil & Gas	4.0
Business Services	4.0
Telecommunications	3.9
Metals & Mining	3.7
Energy – Energy Resources	3.7
Electronic Components & Equipment	3.4
Healthcare Services	3.3
Aerospace	3.1
Food Products	3.1
Transportation	3.1
Machinery & Equipment	2.6
Personal Services	2.5
Distribution/Wholesale	2.2
Pharmaceuticals	2.1
Technology – Computer Software	1.9
Semiconductors	1.8
Hotels & Motels	1.6
Chemicals	1.5
Clothing & Apparel	1.4
Entertainment & Leisure	1.4
Real Estate Investment Trust	1.2
Biotechnology	1.1
Environmental Services	1.1
Consumer Products & Services	1.0

151.5
Liabilities in excess of other assets	(51.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $77,524,975:
Unaffiliated investments (cost $140,285,438)	$156,492,208
Affiliated investments (cost $82,205,610)	82,205,610
Cash	338,404
Receivable for investments sold	3,867,528
Dividends and interest receivable	58,094
Prepaid expenses	4,905
Receivable for fund share sold	153

Total Assets	242,966,902

LIABILITIES:
Payable to broker for collateral for securities on loan	81,218,318
Payable for investments purchased	3,513,542
Payable for fund share repurchased	571,527
Advisory fees payable	74,465
Accrued expenses and other liabilities	25,800
Shareholder servicing fees payable	1,217

Total Liabilities	85,404,869

NET ASSETS	$157,562,033

Net assets were comprised of:
Paid-in capital	$344,992,106
Retained earnings	(187,430,073)

Net assets, June 30, 2008	$157,562,033

Net asset value and redemption price per share, $157,562,033 / 16,648,112 outstanding shares of beneficial interest	$9.46

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated income from securities lending, net	$297,830
Unaffiliated dividend income (net of $623 foreign withholding tax)	168,506
Affiliated dividend income	23,374

489,710

EXPENSES
Advisory fees	800,093
Shareholder servicing fees and expenses	58,954
Custodian and accounting fees	35,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Loan interest expense (Note 7)	6,896
Trustees’ fees	3,000
Legal fees and expenses	3,000
Shareholders’ reports	2,000
Insurance expenses	2,000
Miscellaneous	5,046

Total expenses	933,989

NET INVESTMENT LOSS	(444,279)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(10,645,165)
Net change in unrealized appreciation (depreciation) on investments	(13,513,321)

NET LOSS ON INVESTMENTS	(24,158,486)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,602,765)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment loss	$(444,279)	$(1,344,103)
Net realized gain (loss) on investment transactions	(10,645,165)	20,694,065
Net change in unrealized appreciation (depreciation) on investments	(13,513,321)	15,202,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,602,765)	34,552,837

FUND SHARE TRANSACTIONS:
Fund share sold [827,381 and 1,727,680 shares, respectively]	7,987,747	17,742,306
Fund share repurchased [3,668,452 and 5,965,940 shares, respectively]	(34,745,348)	(57,732,803)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(26,757,601)	(39,990,497)

TOTAL DECREASE IN NET ASSETS	(51,360,366)	(5,437,660)
NET ASSETS:
Beginning of period	208,922,399	214,360,059

End of period	$157,562,033	$208,922,399

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.7%
AFFILIATED MUTUAL FUNDS — 92.1%
AST AllianceBernstein Growth & Income Portfolio	205,596	$3,587,652
AST DeAM Large-Cap Value Portfolio	94,701	867,459
AST Federated Aggressive Growth Portfolio	457,498	3,586,787
AST International Growth Portfolio	78,204	1,052,631
AST International Value Portfolio	45	776
AST Large-Cap Value Portfolio	241,513	3,538,170
AST Marsico Capital Growth Portfolio	474,987	9,262,240
AST MFS Growth Portfolio	447,407	4,518,807
AST Mid-Cap Value Portfolio	28,063	302,243
AST Money Market Portfolio	11,415,802	11,415,802
AST Neuberger Berman Mid-Cap Growth Portfolio*	35,187	700,922
AST PIMCO Total Return Bond Portfolio	383,646	4,496,332
AST Small-Cap Value Portfolio	18,896	214,471
AST T. Rowe Price Large-Cap Growth Portfolio	599,000	6,373,358
AST Western Asset Core Plus Bond Portfolio	111,345	1,130,151

TOTAL AFFILIATED MUTUAL FUNDS (cost $55,191,545)(w)		51,047,801

COMMON STOCKS — 7.6%
Exchange Traded Funds
iPath Dow Jones-AIG Commodity Index Total Return ETN*	7,524	538,041
iShares DJ US Basic Material	13,634	1,151,391
iShares MSCI Brazil Index Fund	12,776	1,144,602
Oil Service Holders Trust	3,772	837,422
SPDR Metal & Mining (XME US)	5,680	538,748

TOTAL COMMON STOCKS (cost $4,205,896)		4,210,204

TOTAL INVESTMENTS — 99.7% (cost $59,397,441; Note 6)		55,258,005
Other assets in excess of liabilities — 0.3%		167,017

NET ASSETS — 100.0%		$55,425,022

The following abbreviation is used in the portfolio descriptions:

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$55,258,005	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$55,258,005	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Large/Mid-Cap Growth	37.7%
Money Market	20.6
Large/Mid-Cap Value	14.9
Core Bonds	10.1
Exchange Traded Funds	7.6
Small-Cap Growth	6.5
International Growth	1.9
Small-Cap Value	0.4

99.7
Other assets in excess of liabilities	0.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $55,191,545)	$51,047,801
Unaffiliated investments (cost $4,205,896)	4,210,204
Cash	648,586
Receivable for investments sold	656,220
Receivable for fund share sold	258,758
Dividends receivable	1,403

Total Assets	56,822,972

LIABILITIES:
Payable for investments purchased	1,366,491
Accrued expenses and other liabilities	21,623
Advisory fees payable	9,803
Payable for fund share repurchased	33

Total Liabilities	1,397,950

NET ASSETS	$55,425,022

Net assets were comprised of:
Paid-in capital	$58,536,027
Retained earnings	(3,111,005)

Net assets, June 30, 2008	$55,425,022

Net asset value and redemption price per share, $55,425,022 / 6,049,637 outstanding shares of beneficial interest	$9.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$544,410
Unaffiliated dividend income	25,518

569,928

EXPENSES
Advisory fees	44,995
Custodian and accounting fees	15,000
Audit fee	13,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Trustees’ fees	3,000
Loan interest expense (Note 7)	1,173
Miscellaneous	4,457

Total expenses	98,625
Less: advisory fee waiver	(37,459)

Net expenses	61,166

NET INVESTMENT INCOME	508,762

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions (including affiliated: $(2,359,829))	(2,463,570)
Net capital gain distribution received	2,983,239

519,669

Net change in unrealized appreciation (depreciation) on investments	(4,059,911)

NET LOSS ON INVESTMENTS	(3,540,242)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,031,480)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	November 19, 2007* through December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$508,762	$21,172
Net realized gain on investment transactions	519,669	22,626
Net change in unrealized appreciation (depreciation) on investments	(4,059,911)	(79,525)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(3,031,480)	(35,727)

DISTRIBUTIONS	(43,798)	—

FUND SHARE TRANSACTIONS:
Fund share sold [7,024,023 and 747,960 shares, respectively]	67,380,524	7,523,176
Fund share issued in reinvestment of distributions [4,635 and 0 shares, respectively]	43,798	—

Fund share repurchased [1,479,864 and 247,117 shares, respectively]	(13,946,033)	(2,465,438)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	53,478,289	5,057,738

TOTAL INCREASE IN NET ASSETS	50,403,011	5,022,011
NET ASSETS:
Beginning of period	5,022,011	—

End of period	$55,425,022	$5,022,011

*	Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 100.9%
ASSET-BACKED SECURITIES — 5.5%
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	2.533	%(c)	09/25/36	$1,363	$1,350,689
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	Aaa	3.483	%(c)	10/25/37	5,914	4,877,486
Carrington Mortgage Loan Trust, Series HE1, Class A1	Aaa	2.583	%(c)	06/25/37	4,331	4,165,585
Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1	Aaa	2.513	%(c)	01/25/46	314	307,683
Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1	Aaa	2.543	%(c)	09/25/46	553	549,511
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	2.533	%(c)	10/25/36	1,542	1,497,941
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	2.553	%(c)	01/25/46	2,613	2,568,249
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	3.183	%(c)	07/25/32	3	2,410
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	3.133	%(c)	08/25/32	98	90,215
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1	Aaa	2.563	%(c)	05/25/36	60	59,405
First NLC Trust, Series 2007-1, Class A1, 144A (original cost $4,903,816; purchased 06/22/07)(f)(g)	Aaa	2.553	%(c)	08/25/37	4,904	4,601,158
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B	Aaa	3.379	%(c)	01/15/11	7,200	7,221,780
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	3.891	%(c)	06/15/12	4,200	4,241,476
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	2.769	%(c)	01/20/34	2,733	2,418,248
HFC Home Equity Loan Asset Backed Certificates, Series 2007-3, Class A1	Aaa	3.282	%(c)	11/20/36	3,996	3,993,486
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1	Aaa	2.533	%(c)	11/25/36	345	336,291
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1 .	Aaa	2.763	%(c)	10/25/34	23	19,207
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	2.553	%(c)	08/25/36	1,888	1,826,674
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	2.983	%(c)	12/25/33	542	482,662
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	2.843	%(c)	11/25/34	389	346,384
Residential Asset Securities Corp., Series 2006-EMX4, Class A1	Aaa	2.523	%(c)	06/25/36	30	29,930
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1	Aaa	2.553	%(c)	11/25/36	166	163,192
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	Aaa	2.613	%(c)	05/25/37	4,759	4,414,674
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	2.92	%(c)	10/25/16	4,042	4,018,013
SLM Student Loan Trust, Series 2007-5, Class A1	Aaa	2.91	%(c)	09/25/20	3,021	3,013,146
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	3.283	%(c)	10/25/37	3,952	3,785,557
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A (original cost $1,923,618; purchased 09/29/06)(f)(g) .	Aaa	2.723	%(c)	10/25/35	1,920	1,877,672

TOTAL ASSET-BACKED SECURITIES (cost $61,024,814)						58,258,724

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) — 0.7%
Chrysler Financial Term, (original cost $4,552,111; purchased 07/31/07)(f)(g)	BA-(d)	6.78%		08/03/12	$4,792	$3,929,190
HCA, Inc., Term B (original cost $2,962,500; purchased 11/14/06)(f)(g)	BA-(d)	5.05%		11/16/13	2,963	2,778,209
NRG Energy, Inc., Synth Loc (original cost $283,092; purchased 02/08/08)(f)(g)	BA+(d)	2.70%		02/01/13	316	300,289
NRG Energy, Inc., Term B (original cost $613,158; purchased 02/08/08)(f)(g)	BA+(d)	4.20%		02/01/13	684	650,405

TOTAL BANK LOANS (cost $8,453,342)						7,658,093

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.0%
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	Aaa	4.44	%(c)	02/25/45	2,986	2,666,581
Banc of America Funding Corp., Series 2006-A, Class 1A1	AAA(d)	4.624	%(c)	01/20/36	3,124	2,959,793
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	4.752	%(c)	01/25/34	1,124	1,077,322
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aaa	4.482	%(c)	02/25/34	1,009	977,128
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Aaa	5.662	%(c)	11/25/34	5,879	5,626,007
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	4.55	%(c)	08/25/35	1,285	1,211,115
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa	4.55	%(c)	08/25/35	3,133	2,972,853
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1	AAA(d)	4.75	%(c)	10/25/35	1,592	1,576,961
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Aaa	5.706	%(c)	09/25/35	3,472	2,859,459
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Aaa	5.88	%(c)	01/25/36	5,295	4,317,471
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	5.684	%(c)	01/26/36	5,682	4,721,481
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.785	%(c)	09/25/37	5,797	4,764,994
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1, 144A (original cost $5,408,915; purchased 08/27/07)(f)(g)	NR	2.806	%(c)	08/25/37	5,446	5,398,278
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	Aaa	4.748	%(c)	08/25/35	2,230	2,123,424
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2	Aaa	4.248	%(c)	08/25/35	1,833	1,729,385
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Aaa	4.098	%(c)	08/25/35	474	448,208
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A	AAA(d)	4.70	%(c)	12/25/35	7,653	7,419,946
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33	436	415,900
Countrywide Alternative Loan Trust, Series 2005-11, Class 2A8	Aaa	4.50%		06/25/35	283	279,979
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	2.883	%(c)	08/25/18	481	456,052
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 1A3, 144A (original cost $1,241,784; purchased 05/03/05, 02/07/07)(f)(g)	Aaa	6.00%		11/25/26	1,217	1,214,551
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A (original cost $538,749; purchased 12/01/03)(f)(g)	Aaa	6.50	%(c)	01/25/34	514	472,359
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa	2.823	%(c)	02/25/35	1,312	1,042,024

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Aaa	2.773	%(c)	02/28/35	$2,256	$1,750,348
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Aaa	5.941	%(c)	04/25/35	1,728	1,502,016
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A
(original cost $4,488,069; purchased 06/20/05)(f)(g)	Aaa	2.823	%(c)	06/25/35	4,488	3,952,192
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	101	95,030
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	5.035	%(c)	06/25/33	2,091	1,982,510
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB6, Class A1, 144A (original cost $5,040,813; purchased 07/10/07)(f)(g)	Aaa	2.603	%(c)	07/25/37	5,041	4,679,576
Fannie Mae, Series 1988-22, Class A	Aaa	4.81	%(c)	08/25/18	9	8,657
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	85	91,146
Fannie Mae, Series 2003-67, Class GN	Aaa	3.50%		01/25/25	222	221,887
Fannie Mae, Series 2003-83, Class A	Aaa	4.25%		04/25/28	1,574	1,574,737
Fannie Mae, Series 2003-92, Class PC	Aaa	4.50%		05/25/15	7,000	7,030,960
Fannie Mae, Series 2004-11, Class A	Aaa	2.603	%(c)	03/25/34	630	611,106
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.665	%(c)	05/25/35	967	983,428
Fannie Mae, Series 2007-114, Class A6	Aaa	2.683	%(c)	11/27/37	6,000	5,736,300
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,783	2,864,430
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,558	1,661,062
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A	Aaa	5.726	%(c)	07/25/44	2,395	2,239,919
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	5.526	%(c)	10/25/44	8,127	7,901,314
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	2.523	%(c)	11/25/36	8,216	7,949,897
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aaa	5.30	%(c)	09/25/34	1,241	1,135,904
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	2.771	%(c)	08/15/32	2,258	2,038,843
Freddie Mac, Series 2538, Class CA	Aaa	5.00%		04/15/16	968	975,454
Freddie Mac, Series 2544, Class PN	Aaa	4.50%		03/15/26	189	189,479
Freddie Mac, Series 2692, Class YB	Aaa	3.50%		05/15/16	2,829	2,828,178
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	1,769	1,768,841
Freddie Mac, Series 2756, Class MA	Aaa	5.00%		06/15/16	647	648,339
Freddie Mac, Series 2828, Class EN	Aaa	4.50%		10/15/23	4,507	4,519,267
Freddie Mac, Series 2905, Class UY	Aaa	4.00%		10/15/23	402	402,397
Freddie Mac, Series 2957, Class HA	Aaa	5.00%		01/15/27	153	154,830
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	2,202	2,201,324
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	2,088	2,069,657
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	4.304	%(c)	06/25/34	1,616	1,299,261
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1	Aaa	5.50%		09/25/34	4,596	4,540,885
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.50%		06/20/28	1,892	1,983,705
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Aaa	2.713	%(c)	06/25/45	871	719,119
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.393	%(c)	10/25/33	1,612	1,533,571
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aaa	6.00%		04/01/34	8,361	8,183,301
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	5.294	%(c)	06/25/34	271	249,947
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1	AAA(d)	5.471	%(c)	05/25/36	3,722	3,253,598
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.539	%(c)	09/25/35	3,384	3,278,132

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Aaa	6.276	%(c)	08/19/34	$2,791	$2,501,262
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Aaa	5.007	%(c)	07/25/35	1,668	1,596,403
Lehman XS Trust, Series 2006-12N, Class A1A1	Aaa	2.563	%(c)	08/25/46	1,224	1,200,482
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.786	%(c)	11/21/34	1,780	1,757,789
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1,
144A (original cost $4,797,000; purchased 06/26/08)(f)(g)	Aaa	2.999	%(c)	07/09/21	5,200	4,794,012
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	2.693	%(c)	02/25/36	2,106	1,690,361
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	Aaa	4.25	%(c)	10/25/35	5,606	5,306,597
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Aaa	4.25	%(c)	10/25/35	2,384	2,278,954
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	3.393	%(c)	10/25/35	2,003	1,816,152
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aaa	4.59	%(c)	04/25/34	2,583	2,462,706
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Aaa	5.357	%(c)	01/25/35	393	383,742
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	AAA(d)	5.45	%(c)	01/25/36	1,308	1,169,739
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aaa	2.733	%(c)	07/19/35	862	658,511
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3	Aaa	2.733	%(c)	07/19/35	276	246,133
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 2A1	Aaa	2.703	%(c)	02/25/36	3,294	2,304,139
Structured Asset Securities Corp., Series 2003-22A, Class 2A1	Aaa	4.773	%(c)	06/25/33	2,801	2,439,515
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	4.81	%(c)	02/27/34	407	377,906
Washington Mutual, Inc., Series 2003-AR1, Class A5	Aaa	5.756	%(c)	03/25/33	2,203	2,197,857
Washington Mutual, Inc., Series 2003-AR5, Class A7	Aaa	4.575	%(c)	06/25/33	148	144,317
Washington Mutual, Inc., Series 2003-AR9, Class 2A	Aaa	4.046	%(c)	09/25/33	5,229	4,997,828
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	3.023	%(c)	12/25/27	1,343	1,225,275
Washington Mutual, Inc., Series 2004-AR1, Class A	Aaa	4.229	%(c)	03/25/34	706	691,080
Washington Mutual, Inc., Series 2005-AR1, Class A1A	Aaa	2.803	%(c)	01/25/45	66	54,443
Washington Mutual, Inc., Series 2005-AR2, Class 2A1A	Aaa	2.793	%(c)	01/25/45	1,087	841,062
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	2.773	%(c)	10/25/45	533	414,956
Washington Mutual, Inc., Series 2005-AR15, Class A1A1	Aaa	2.743	%(c)	11/25/45	798	611,176
Washington Mutual, Inc., Series 2006-AR3, Class A1A	Aaa	4.528	%(c)	02/25/46	2,227	1,639,824
Washington Mutual, Inc., Series 2006-AR9, Class 1A	Aaa	4.794	%(c)	08/25/46	1,345	1,029,690
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.948	%(c)	01/25/35	5,689	5,522,682
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A4	Aaa	4.321	%(c)	07/25/35	4,400	4,193,600

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $222,651,227)						210,090,011

CORPORATE OBLIGATIONS — 30.4%
Airlines — 0.2%
United Airlines, Inc., Series 01-1, Pass-Thru Certificates(g)(i)	B2	6.831%		09/01/08	1,800	1,921,500

Automobile Manufacturers — 0.3%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	3.218	%(c)	03/13/09	2,700	2,695,294

Cable Television — 0.2%
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.25%		07/15/08	1,900	1,900,000

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Electronic Components & Equipment — 2.0%
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg) (original cost $6,486,155; purchased 03/13/07)(f)(g)	A2	5.70%		01/15/13	$6,500	$6,573,177
Entergy Gulf States, Inc., First Mortgage, 144A (original cost $2,885,000; purchased 11/30/05)(f)(g)	Baa3	3.427	%(c)	12/08/08	2,885	2,883,131
Nisource Finance Corp., Gtd. Notes	Baa3	3.208	%(c)	11/23/09	4,300	4,180,172
Progress Energy, Inc., Sr. Unsec’d. Notes	A3	3.468	%(c)	11/14/08	7,400	7,379,805

						21,016,285

Financial – Bank & Trust — 7.0%
American Express Bank FSB, Notes (original cost $10,675,069; purchased 04/11/08)(f)(g)	Aa3	5.50%		04/16/13	10,700	10,462,235
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.90%		05/01/13	5,400	5,211,308
Bank of America NA, Notes	Aaa	2.786	%(c)	06/12/09	800	797,994
Bank of America NA, Notes	Aaa	3.316	%(c)	05/12/10	6,800	6,769,427
Bank of America NA, Sr. Notes	Aaa	2.764	%(c)	12/18/08	3,400	3,392,251
Bank of America NA, Sr. Unsec’d. Notes	Aaa	3.351	%(c)	06/23/10	2,800	2,791,020
Bank of Ireland, Sr. Unsec’d. Notes, MTN (Ireland)	Aa2	2.819	%(c)	12/19/08	5,500	5,497,849
Export-Import Bank Korea, Notes (Korea)	Aa3	5.45	%(c)	06/01/09	6,400	6,342,362
GMAC LLC, Sr. Unsec’d. Notes	B2	3.926	%(c)	05/15/09	1,400	1,316,377
HBOS Treasury Services PLC, Bank Gtd. Notes, MTN, 144A (United Kingdom) (original cost $2,300,345; purchased 12/12/06)(f)(g)	Aa1	2.482	%(c)	07/17/08	2,300	2,299,936
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	2.906	%(c)	09/15/08	7,000	6,996,248
Rabobank Nederland NV, Notes, 144A (Netherlands) (original cost $12,100,011; purchased 05/14/08, 05/19/08)(f)(g)	Aaa	3.119	%(c)	05/19/10	12,100	12,079,043
Rabobank Nederland, Sr. Notes, 144A (Netherlands) (original cost $4,500,419; purchased 03/13/07)(f)(g)	Aaa	2.728	%(c)	04/06/09	4,500	4,495,599
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland) (original cost $2,600,000; purchased 05/01/08)(f)(g)	Aa2	3.704	%(c)	05/05/10	2,600	2,589,803
VTB Capital SA, Sr. Notes, 144A (Luxembourg) (original cost $2,600,000; purchased 10/27/06)(f)(g)	A2	3.384	%(c)	08/01/08	2,600	2,574,000

						73,615,452

Financial Services — 15.0%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	3.883	%(c)	05/27/10	5,700	5,653,334
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	5.875%		05/02/13	500	497,088
Bear Stearns Cos., Inc. (The), Notes	Aa2	3.218	%(c)	07/19/10	2,300	2,255,265
Bear Stearns Cos., Inc. (The), Notes, MTN	Aa2	2.979	%(c)	07/16/09	5,800	5,736,368
Bear Stearns Cos., Inc. (The), Notes, MTN	Aa2	6.95%		08/10/12	1,700	1,763,733
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	3.129	%(c)	01/31/11	700	679,308
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	3.559	%(c)	06/24/11	10,600	10,585,478
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	3.82	%(c)	05/07/10	3,900	3,869,451
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, MTN	Aa3	2.914	%(c)	03/17/09	7,800	7,723,186
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.848	%(c)	12/26/08	4,100	4,083,625
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.25%		10/25/11	600	464,977
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	8.625%		11/01/10	1,500	1,272,456
Freddie Mac, Notes	Aaa	4.48%		09/19/08	18,300	18,373,218
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	2.776	%(c)	05/10/10	6,500	6,455,007
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	2.788	%(c)	10/06/10	3,600	3,572,633
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.907	%(c)	10/24/08	1,700	1,698,096
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	3.101	%(c)	06/28/10	6,400	6,222,310
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	4.974	%(c)	06/23/09	8,300	8,213,506
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	3.013	%(c)	07/29/08	1,700	1,699,412
ICICI Bank Ltd., Bonds, 144A (India) (original cost $3,400,000; purchased 01/09/07)(f)(g)	Baa2	3.25	%(c)	01/12/10	3,400	3,296,640
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.536%		06/10/11	6,700	6,692,429
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa2	2.498	%(c)	05/07/10	5,300	5,252,501

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	3.011	%(c)	12/23/10		$4,200	$3,934,736
Lehman Brothers Holdings, Inc., Sub. Notes	A2	7.50%		05/11/38		2,100	1,947,897
Merrill Lynch & Co., Inc., Notes, MTN	A1	2.768	%(c)	08/14/09		3,800	3,679,403
Merrill Lynch & Co., Inc., Notes, MTN	A(d)	4.458	%(c)	05/20/09		6,300	6,258,256
Merrill Lynch & Co., Inc., Notes, MTN	A1	6.15%		04/25/13		4,500	4,361,405
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	6.05%		08/15/12		1,600	1,565,946
Mizuho Aruba, Sub. Notes (Aruba)	NR	1.401	%(c)	10/27/49	JPY	200,000	1,881,433
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	2.844	%(c)	02/09/09		3,900	3,863,847
National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $5,300,000; purchased 02/01/08)(f)(g)	Aa1	3.208	%(c)	02/08/10		5,300	5,298,845
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $7,200,000; purchased 09/06/06)(f)(g)	Aa1	2.731	%(c)	09/11/09		7,200	7,193,995
Rockies Express Pipeline LLC, Gtd. Notes, 144A (original cost $6,381,869; purchased 09/17/07)(f)(g)	Baa2	5.10	%(c)	08/20/09		6,400	6,404,307
Royal Bank of Scotland PLC, Jr. Sub. Notes (United Kingdom)	A1	9.118%		03/31/49		1,700	1,713,017
Sumitomo Mitsui Banking Corp., Sub. Notes, MTN (Japan)	NR	1.764	%(c)	11/26/49	JPY	300,000	2,840,791

							157,003,899

Food — 0.5%
Heinz (H.J.) Co., Sr. Unsec’d. Notes, 144A (original cost $5,869,803; purchased 11/28/05)(f)(g)	Baa2	6.428%		12/01/20		5,700	5,749,761

Hotels & Motels — 0.2%
Mandalay Resort Group, Gtd. Notes	Ba2	6.50%		07/31/09		2,000	1,975,000

Insurance — 0.7%
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A (original cost $7,341,873; purchased 06/26/08)(f)(g)	Aa2	3.026	%(c)	03/15/12		7,700	7,566,767

Lumber & Wood Products — 0.3%
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa2	3.802	%(c)	09/24/09		3,200	3,162,976

Machinery & Equipment — 0.5%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $5,401,849; purchased 08/09/06, 01/11/07)(f)(g)	A1	3.118	%(c)	08/14/09		5,400	5,400,437

Oil & Gas — 1.6%
Gazprom Capital SA, Gtd. Notes, 144A (Luxembourg) (original cost $5,300,000; purchased 04/02/08)(f)(g)	A3	8.146%		04/11/18		5,300	5,478,875
Transocean, Inc., Sr. Unsec’d. Notes	Baa2	2.873	%(c)	09/05/08		7,200	7,190,532
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A (original cost $694,750; purchased 10/15/05)(f)(g)	Baa3	6.375%		10/01/10		700	707,000
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		06/15/13		3,300	3,190,107

							16,566,514

Retail & Merchandising — 0.7%
Home Depot, Inc., Sr. Unsec’d. Notes	Baa1	2.901	%(c)	12/16/09		7,000	6,817,937

Technology – Hardware — 0.3%
Xerox Corp., Gtd. Notes	Baa2	9.75%		01/15/09		3,300	3,396,921

Telecommunications — 0.9%
BellSouth Corp., Gtd. Notes	A2	2.776	%(c)	08/15/08		3,600	3,597,725
Quest Corp., Sr. Unsec’d. Notes	Ba1	5.625%		11/15/08		1,674	1,669,815
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11		1,200	1,200,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Baa3	3.201	%(c)	06/28/10		3,100	2,875,110

							9,342,650

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Utilities
Ohio Edison Co., Notes, 144A (original cost $524,660; purchased 11/23/04)(f)(g)	Baa2	5.647%		06/15/09		$500	$504,293

TOTAL CORPORATE OBLIGATIONS (cost $320,843,205)							318,635,686

FOREIGN GOVERNMENT BONDS — 0.4%
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.25%		01/10/28	BRL	6,600	3,478,885
Russian Federation, Unsub. Notes (Russia)	Baa2	8.25%		03/31/10		244	254,914

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,582,493)							3,733,799

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 41.5%
Federal Home Loan Mortgage Corp.		4.551	%(c)	01/01/34		161	163,082
Federal Home Loan Mortgage Corp.		5.50%		09/01/37-12/01/37		2,789	2,749,943
Federal Home Loan Mortgage Corp.		6.00%		08/01/29-04/01/33		4,965	5,021,387
Federal Home Loan Mortgage Corp.		6.00%		TBA		42,000	42,420,000
Federal Home Loan Mortgage Corp.		6.713	%(c)	12/01/26		36	36,283
Federal Home Loan Mortgage Corp.		6.951	%(c)	07/01/29		66	66,628
Federal Home Loan Mortgage Corp.		8.50%		01/01/25		263	284,781
Federal National Mortgage Assoc.		5.00%		10/01/17-10/01/37		35,744	35,357,869
Federal National Mortgage Assoc.		5.00%		TBA		2,100	2,071,780
Federal National Mortgage Assoc.		5.004	%(c)	03/01/17		244	245,636
Federal National Mortgage Assoc.		5.322	%(c)	04/01/24		82	82,712
Federal National Mortgage Assoc.		5.50%		04/01/11-09/01/37		224,364	221,717,164
Federal National Mortgage Assoc.		5.572	%(c)	04/01/32		25	25,715
Federal National Mortgage Assoc.		6.00%		04/01/12-05/01/38		112,001	113,150,353
Federal National Mortgage Assoc.		6.00%		TBA		7,400	7,464,750
Federal National Mortgage Assoc.		6.246	%(c)	12/01/29		58	58,268
Federal National Mortgage Assoc.		6.316	%(c)	01/01/25		10	10,479
Federal National Mortgage Assoc.		6.50%		09/01/36-08/01/37		2,848	2,935,303
Government National Mortgage Assoc.		5.125	%(c)	11/20/29		217	218,435
Government National Mortgage Assoc.		5.375	%(c)	01/20/26		114	114,666
Government National Mortgage Assoc.		5.625	%(c)	07/20/17-07/20/24		88	90,220
Government National Mortgage Assoc.		6.375	%(c)	05/20/24-06/20/26		199	202,562
Government National Mortgage Assoc.		6.50%		04/15/26-06/15/29		178	184,199
Government National Mortgage Assoc.		7.00%		01/15/24-08/15/25		64	66,933
Government National Mortgage Assoc.		8.00%		06/20/30-01/20/32		860	920,015
Government National Mortgage Assoc.		8.50%		10/15/29-01/15/31		238	256,698

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $438,264,036)							435,915,861

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Federal Home Loan Bank		4.50%		06/22/10		14,800	15,030,178
Federal Home Loan Bank (3.125% until 08/25/08)		5.25	%(v)	08/25/08		1,715	1,721,747

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,564,628)							16,751,925

U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Note (cost $8,092,417)		2.875%		06/30/10		8,100	8,139,868

TOTAL LONG-TERM INVESTMENTS (cost $1,079,476,162)							1,059,183,967

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SHORT-TERM INVESTMENTS — 4.7%
COMMERCIAL PAPER(n) — 2.3%
Danske Corp. (cost $6,194,269; purchased 05/14/08)(h)	A1+(d)	2.56%	07/14/08	$6,200	$6,194,075
Palisades (cost $6,269,387; purchased 04/11/08)(h)	A1(d)	3.57%	08/19/08	6,300	6,273,994
Palisades (cost $4,251,252; purchased 06/25/08)(h)	A1(d)	3.58%	10/23/08	4,300	4,257,377
Societe Generale	A1+(d)	2.74%	09/10/08	7,000	6,961,948

TOTAL COMMERCIAL PAPER (cost $23,677,081)					23,687,394

U.S. GOVERNMENT AGENCY OBLIGATION — 0.9%
Federal Home Loan Bank (cost $10,000,000)		2.00%	07/01/08	10,000	10,000,000

U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills		1.93%	09/11/08	1,500	1,494,960
U.S. Treasury Bills		1.84%	09/25/08	500	497,940

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,992,012)					1,992,900

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.0%
Dryden Core Investment Fund – Taxable Money Market Series (cost $10,340,130) (Note 4)(w)				10,340,130	10,340,130

				Contracts/ Notional Amount (000)#
OPTIONS PURCHASED* — 0.3%
Call Options — 0.2%
Currency Option EUR VS. JPY, expiring 05/20/2010 @ FX Rate 148.30			EUR	2,100	268,043
Currency Option EUR VS. USD, expiring 05/21/2010 @ FX Rate 1.38			EUR	1,400	284,029
expiring 05/21/2010 @ FX Rate 1.38			EUR	1,400	282,630
expiring 06/03/2010 @ FX Rate 1.37			EUR	2,100	429,552
expiring 06/03/2010 @ FX Rate 1.38			EUR	3,200	649,200
Currency Option USD VS. JPY, expiring 03/31/2010 @ FX Rate 105.20				1,000	37,180
expiring 03/31/2010 @ FX Rate 105.40				3,000	108,261
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 3.15%				48,600	139,489
expiring 12/15/2008 @ 3.15%				7,100	20,378
expiring 02/02/2009 @ 3.15%				17,700	54,951
expiring 02/02/2009 @ 3.50%				8,300	40,863
expiring 08/03/2009 @ 3.45%				6,400	29,233
expiring 08/03/2009 @ 3.45%				5,900	26,950
expiring 08/03/2009 @ 3.45%				38,700	176,772
expiring 08/03/2009 @ 3.85%				21,200	146,085

					2,693,616

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

		Contracts/ Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED (Continued)
Put Options — 0.1%
Currency Option EUR VS. JPY, expiring 05/20/2010 @ FX Rate 148.30	EUR	2,100	$131,950
Currency Option EUR VS. USD, expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	48,273
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	48,273
expiring 06/03/2010 @ FX Rate 1.37	EUR	2,100	75,196
expiring 06/03/2010 @ FX Rate 1.38	EUR	3,200	112,323
Currency Option USD VS. JPY, expiring 03/31/2010 @ FX Rate 105.20		1,000	67,775
expiring 03/31/2010 @ FX Rate 105.40		3,000	206,121

			689,911

TOTAL OPTIONS PURCHASED (cost $2,932,496)			3,383,527

TOTAL SHORT-TERM INVESTMENTS (cost $48,941,719)			49,403,951

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 105.6% (cost $1,128,417,881; Note 6)			1,108,587,918

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (22.8)%
Federal National Mortgage Assoc.
Federal National Mortgage Assoc.	5.50%	TBA	$15,600	(15,702,367)
Federal National Mortgage Assoc.	5.50%	TBA	210,300	(207,276,938)
Federal National Mortgage Assoc.	5.00%	TBA	17,500	(17,303,125)

TOTAL SECURITIES SOLD SHORT (proceeds received $241,873,676)				(240,282,430)

			Contracts/ Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 4.30%			16,200	(212,158)
expiring 12/15/2008 @ 4.30%			2,400	(31,431)
expiring 02/02/2009 @ 4.60%			2,800	(60,160)
expiring 02/02/2009 @ 4.25%			5,900	(78,078)
expiring 08/03/2009 @ 4.15%			2,800	(37,351)
expiring 08/03/2009 @ 4.40%			2,000	(37,443)
expiring 08/03/2009 @ 4.40%			12,900	(241,507)
expiring 08/03/2009 @ 4.55%			7,100	(156,944)

TOTAL OPTIONS WRITTEN (premium received $1,526,048)				(855,072)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 82.7% (cost $885,018,157; Note 6)				867,450,416
Other assets in excess of liabilities(x) — 17.3%				182,025,157

NET ASSETS — 100.0%				$1,049,475,573

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s.

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

PLZ	Polish Zloty

RUB	Russian Ruble

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $128,315,428. The aggregate value of $126,205,735 is approximately 12.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities – see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $16,714,908. The aggregate market value of $16,725,446 is approximately 1.6% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2008, one security representing $4,794,012 and 0.5% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation
Long Positions:
321	90 Day Euro Dollar	Mar 09	$77,324,887	$77,585,700	$260,813
2,348	90 Day Euro Dollar	Jun 09	565,585,000	566,278,900	693,900
1,675	90 Day Euro Dollar	Sep 09	401,372,263	402,900,313	1,528,050
820	90 Day Euro Dollar	Dec 09	195,967,562	196,666,750	699,188
1,572	10 Year U.S. Treasury Notes	Sep 08	178,970,157	179,085,188	115,031

					3,296,982	(1)

Short Positions:
579	2 Year Euro-Schatz	Sep 08	104,634,363	103,913,507	720,856
119	20 Year U.S. Treasury Bonds	Sep 08	13,758,625	13,755,656	2,969

					723,825	(1)

					$4,020,807

(1)	Cash of $9,018,000 along with U.S. Treasury Bills have been segregated with the custodian to cover requirements for open future contracts as of June 30, 2008.

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	14,047	$7,566,330	$8,424,067	$857,737
Chilean Peso,
Expiring 07/10/08	CLP	994,839	1,994,265	1,894,842	(99,423)
Expiring 12/10/08	CLP	131,806	271,961	248,232	(23,729)
Expiring 05/06/09	CLP	994,839	2,082,343	1,852,099	(230,244)
Chinese Yuan,
Expiring 03/02/09	CNY	15,611	2,227,000	2,376,687	149,687
Japanese Yen,
Expiring 075/28/08	JPY	529,185	4,908,952	4,991,854	82,902
Korean Won,
Expiring 08/04/08	KRW	7,128,586	7,715,468	6,804,683	(910,785)
Mexican Peso,
Expiring 07/10/08	MXN	104,437	9,368,585	10,111,062	742,477
Expiring 11/05/08	MXN	104,437	9,825,294	9,922,720	97,426
Polish Zloty,
Expiring 07/10/08	PLZ	25,203	9,960,658	11,814,047	1,853,389
Expiring 05/07/09	PLZ	25,203	11,171,606	11,509,240	337,634
Russian Ruble,
Expiring 07/10/08	RUB	97,946	3,868,234	4,175,212	306,978
Expiring 11/05/08	RUB	225,961	9,074,207	9,587,939	513,732
Expiring 05/06/09	RUB	97,946	4,030,811	4,105,313	74,502
Singapore Dollar,
Expiring 11/21/08	SGD	12,897	9,456,024	9,539,908	83,884
South African Rand,
Expiring 07/10/08	ZAR	3,590	477,330	457,150	(20,180)
Expiring 12/10/08	ZAR	10,130	1,234,862	1,237,530	2,668

			$95,233,930	$99,052,585	$3,818,655

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2008 (continued):

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	14,047	$8,016,652	$8,424,067	$(407,415)
British Pound,
Expiring 08/11/08	GBP	14,740	29,102,474	29,261,498	(159,024)
Chilean Peso,
Expiring 07/10/08	CLP	994,839	2,125,725	1,894,842	230,883
Expiring 05/06/09	CLP	968,800	2,000,000	2,000,000	—
Chinese Yuan,
Expiring 03/02/09	CNY	15,611	2,234,011	2,376,687	(142,676)
Euro,
Expiring 07/24/08	EUR	2,046	3,184,333	3,221,337	(37,004)
Korean Won,
Expiring 08/04/08	KRW	7,128,586	6,823,136	6,804,683	18,453
Mexican Peso,
Expiring 07/10/08	MXN	104,437	9,992,892	10,123,257	(130,365)
Polish Zloty,
Expiring 07/10/08	PLZ	25,203	11,455,974	11,814,047	(358,073)
Russian Ruble,
Expiring 07/10/08	RUB	97,946	4,125,621	4,175,212	(49,591)
Expiring 11/05/08	RUB	214,200	9,000,000	9,088,884	(88,884)
Singapore Dollar,
Expiring 11/21/08	SGD	3,798	2,800,000	2,809,830	(9,830)
South African Rand,
Expiring 07/10/08	ZAR	3,590	444,032	458,493	(14,461)

			$91,304,850	$92,452,837	$(1,147,987)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(2)	12/17/18		$17,000	5.00%	3 month LIBOR	$(260,607)
Citigroup, Inc.(2)	12/17/18		3,200	5.00%	3 month LIBOR	20
Citigroup, Inc.(2)	12/17/13		2,100	4.00%	3 month LIBOR	17,587
Deutsche Bank AG(1)	12/17/10		234,000	4.00%	3 month LIBOR	(1,441,104)
Lehman Brothers, Inc.(1)	12/17/10		5,000	4.00%	3 month LIBOR	(37,078)
Merrill Lynch & Co.(2)	12/17/38		24,100	5.00%	3 month LIBOR	(791,737)
Morgan Stanley Capital Services, Inc.(2)	12/17/18		7,300	5.00%	3 month LIBOR	(18,247)
Royal Bank of Scotland PLC(2)	12/17/18		243,300	5.00%	3 month LIBOR	709,519
Royal Bank of Scotland PLC(2)	12/17/13		14,400	4.00%	3 month LIBOR	(45,819)
Citigroup, Inc.(1)	09/15/09	AUD	58,300	7.00%	3 month Australian Bank Bill rate	(528,361)
UBS AG(1)	09/15/09	AUD	104,200	7.00%	3 month Australian Bank Bill rate	(952,640)
Deutsche Bank AG(1)	01/15/10	AUD	15,100	6.50%	6 month Australian Bank Bill rate	(356,725)
Goldman Sachs Capital Markets, L.P.(1)	09/19/10	EUR	16,000	4.00%	6 month EURIBOR	(344,757)
Goldman Sachs Capital Markets, L.P.(1)	03/19/10	EUR	117,200	4.50%	6 month EURIBOR	(2,697,893)
Lehman Brothers, Inc.(1)	03/19/10	EUR	16,300	4.50%	6 month EURIBOR	(403,239)
BNP Paribas(1)	03/15/12	EUR	5,000	1.98%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	(283,295)

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Goldman Sachs Capital Markets, L.P.(1)	03/15/12	EUR	1,300	2.00%	FRC – Excluding Tobacco – Non-Revised Consumer Price Index	$(74,438)
Barclays Bank PLC(1)	09/15/10	GBP	9,400	5.00%	6 month LIBOR	(509,495)
Barclays Bank PLC(2)	12/15/35	GBP	3,700	4.00%	6 month LIBOR	96,188
Royal Bank of Scotland PLC(1)	09/15/10	GBP	3,000	5.00%	6 month LIBOR	(103,455)

						$(8,025,576)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland PLC(1)	12/20/08	$9,000	0.55%	Deutsche Bank, 5.50%, due 05/18/11	$8,235
Deutsche Bank AG(1)	12/20/12	2,800	0.71%	Dow Jones CDX IG 9 5Y Index	25,962
Deutsche Bank AG(1)	12/20/12	4,200	0.70%	Dow Jones CDX IG 9 5Y Index	37,372
Deutsche Bank AG(1)	12/20/12	19,400	0.72%	Dow Jones CDX IG 9 5Y Index	164,587
Deutsche Bank AG(1)	12/20/12	5,300	0.71%	Dow Jones CDX IG 9 5Y Index	48,576
Goldman Sachs Capital Markets, L.P.(1)	06/20/09	2,400	0.75%	General Electric Capital Corp., 6.00%, due 06/15/12	(5,938)
Merrill Lynch & Co., Inc.(1)	09/20/12	10,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	(515,557)
Lehman Brothers, Inc.(1)	12/20/08	700	0.29%	Petroeos Mexicanos, 9.50%, due 09/15/27	316
Barclays Bank PLC(1)	12/20/08	1,600	0.29%	Petroeos Mexicanos, 9.50%, due 09/15/27	722
Lehman Brothers, Inc.(1)	12/20/08	1,600	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	(2,493)
Royal Bank of Scotland PLC(1)	12/20/08	1,700	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	(2,655)
Deutsche Bank AG(1)	12/20/08	700	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(1,019)
Barclays Bank PLC(1)	12/20/08	700	0.26%	Republic of Panama, 8.875%, due 09/30/27	(595)
Deutsche Bank AG(1)	12/20/08	900	0.25%	Republic of Panama, 8.875%, due 09/30/27	(812)
Deutsche Bank AG(1)	12/20/08	700	0.33%	Republic of Peru, 8.75%, due 11/21/33	409
Lehman Brothers, Inc.(1)	12/20/08	1,600	0.32%	Republic of Peru, 8.75%, due 11/21/33	851
Lehman Brothers, Inc.(1)	12/20/08	700	0.31%	Russian Federation, 7.50%, due 03/31/30	(410)
Barclays Bank PLC(1)	12/20/08	700	0.72%	Ukraine Government, 7.65%, due 06/11/13	(3,335)
Barclays Bank PLC(1)	12/20/08	1,700	0.71%	Ukraine Government, 7.65%, due 06/11/13	(8,187)
Deutsche Bank AG(1)	12/20/08	1,700	0.72%	Ukraine Government, 7.65%, due 06/11/13	(8,100)

					$(262,071)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$10,340,130	$4,020,807
Level 2 – Other Significant Observable Inputs – Long	1,093,453,776	(5,616,979)
Level 2 – Other Significant Observable Inputs – Short	(241,137,502)	—
Level 3 – Significant Unobservable Inputs	4,794,012	—

Total	$867,450,416	$(1,596,172)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	—
Accrued discounts/premiums	$583
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,571)
Net purchases (sales)	4,797,000
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$4,794,012

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as June 30, 2008 were as follows:

U.S. Government Agency Mortgage-Backed Securities	41.5%
Collateralized Mortgage Obligations	20.0
Financial Services	15.0
Financial – Bank & Trust	7.0
Asset-Backed Securities	5.5
U.S. Government Agency Obligations	2.5
Commercial Paper	2.3
Electronic Components & Equipment	2.0
Oil & Gas	1.6
Affiliated Money Market Mutual Fund	1.0
U.S. Treasury Obligations	1.0
Telecommunications	0.9
Bank Loans	0.7
Insurance	0.7
Retail & Merchandising	0.7
Food	0.5
Machinery & Equipment	0.5
Foreign Government Bonds	0.4
Technology – Hardware	0.3
Options Purchased	0.3
Lumber & Wood Products	0.3
Automobile Manufacturers	0.3
Hotels & Motels	0.2
Airlines	0.2
Cable Television	0.2

105.6
Written Options and Securities Sold Short	(22.9)
Other assets in excess of liabilities	17.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,118,077,751)	$1,098,247,788
Affiliated investments (cost $10,340,130)	10,340,130
Deposit with broker	9,018,000
Receivable for investments sold	244,582,633
Unrealized appreciation on foreign currency forward contracts	5,352,352
Dividends and interest receivable	3,058,695
Unrealized appreciation on swap agreements	1,110,344
Due from broker-variation margin	682,441
Prepaid expenses	11,314
Receivable for fund share sold	1,794

Total Assets	1,372,405,491

LIABILITIES:
Securities sold short, at value (proceeds received $241,873,676)	240,282,430
Payable for investments purchased	64,412,154
Unrealized depreciation on swap agreements	9,397,991
Payable to custodian	2,893,938
Unrealized depreciation on foreign currency forward contracts	2,681,684
Payable for fund share repurchased	2,093,092
Written options, at value (premium received $1,526,048)	855,072
Advisory fees payable	276,959
Accrued expenses and other liabilities	28,504
Shareholder servicing fees payable	8,094

Total Liabilities	322,929,918

NET ASSETS	$1,049,475,573

Net assets were comprised of:
Paid-in capital	$1,013,804,545
Retained earnings	35,671,028

Net assets, June 30, 2008	$1,049,475,573

Net asset value and redemption price per share, $1,049,475,573 / 95,297,475 outstanding shares of beneficial interest	$11.01

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$28,476,554
Affiliated dividend income	68,818

28,545,372

EXPENSES
Advisory fees	3,757,012
Shareholder servicing fees and expenses	404,601
Interest expense	136,285
Custodian and accounting fees	123,000
Audit fee	16,000
Trustees’ fees	12,000
Insurance expenses	12,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	5,000
Shareholders’ reports	2,000
Miscellaneous	6,357

Total expenses	4,483,255

NET INVESTMENT INCOME	24,062,117

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	784,534
Futures transactions	25,016,257
Short sale transactions	2,330,172
Options written transactions	715,083
Swap agreement transactions	23,687,651
Foreign currency transactions	2,279,878

54,813,575

Net change in unrealized appreciation (depreciation) on:
Investments	(25,874,420)
Futures	(13,607,731)
Short sales	1,711,052
Foreign currencies	(738,060)
Options written	2,847,183
Swap agreements	(12,907,664)

(48,569,640)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	6,243,935

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,306,052

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$24,062,117	$57,921,017
Net realized gain (loss) on investment and foreign currency transactions	54,813,575	(313,140)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(48,569,640)	27,889,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	30,306,052	85,497,307

DISTRIBUTIONS	(57,921,017)	(59,984,396)

FUND SHARE TRANSACTIONS:
Fund share sold [4,729,942 and 9,733,171 shares, respectively]	55,228,522	111,004,663
Fund share issued in reinvestment of distributions [5,299,270 and 5,331,946 shares, respectively]	57,921,017	59,984,396
Fund share repurchased [22,783,956 and 29,330,002 shares, respectively]	(263,714,202)	(335,781,564)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(150,564,663)	(164,792,505)

TOTAL DECREASE IN NET ASSETS	(178,179,628)	(139,279,594)
NET ASSETS:
Beginning of period	1,227,655,201	1,366,934,795

End of period	$1,049,475,573	$1,227,655,201

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 114.8%
ASSET-BACKED SECURITIES — 8.5%
ACE Securities Corp., Series 2006-ASP5, Class A2A	Aaa	2.563	%(c)	10/25/36	$2,098	$2,075,554
ACE Securities Corp., Series 2006-HE4, Class A2A	Aaa	2.543	%(c)	10/25/36	3,898	3,818,692
ACE Securities Corp., Series 2006-NC3, Class A2A	Baa3	2.533	%(c)	12/25/36	1,648	1,579,731
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	2.533	%(c)	09/25/36	1,115	1,105,109
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa	2.758	%(c)	09/25/34	1,101	943,029
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	3.671	%(c)	12/16/13	36,360	36,899,742
BA Credit Card Trust, Series 2008-A7, Class A7	Aaa	3.183	%(c)	12/15/14	29,860	29,687,379
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	Aa1	2.563	%(c)	12/25/36	1,796	1,728,420
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Aaa	2.583	%(c)	05/25/37	11,343	10,890,704
Chase Credit Card Master Trust, Series 2003-6, Class A	Aaa	2.581	%(c)	02/15/11	9,300	9,294,766
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A1	Aaa	2.523	%(c)	08/25/36	440	438,450
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1	Aaa	2.533	%(c)	11/25/36	687	670,436
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A	Aaa	2.593	%(c)	03/25/37	11,771	11,163,042
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1	Aaa	2.533	%(c)	07/25/46	1,457	1,451,574
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	2.593	%(c)	10/25/46	2,509	2,445,894
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	2.533	%(c)	10/25/36	860	834,918
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Aaa	2.533	%(c)	12/25/36	2,651	2,587,949
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aaa	2.533	%(c)	12/25/36	19,094	18,426,572
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	2.553	%(c)	01/25/46	3,749	3,684,878
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	Aaa	2.563	%(c)	06/25/37	3,346	3,289,316
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Aa2	2.583	%(c)	09/25/37	10,202	9,613,272
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Aaa	2.563	%(c)	05/25/37	10,855	10,211,870
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Aaa	2.543	%(c)	11/25/36	4,095	3,981,219
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A (original cost $4,073,770; purchased 06/28/01)(f)(g)	Aaa	2.853	%(c)	05/25/40	4,074	3,762,900
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	2.723	%(c)	06/25/32	2,798	2,604,649
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aa2	2.533	%(c)	11/25/36	6,289	6,040,786
First NLC Trust, Series 2007-1, Class A1, 144A (original cost $14,789,287; purchased 06/22/07)(f)(g)	Aaa	2.553	%(c)	08/25/37	14,789	13,876,507
First USA Credit Card Master Trust, Series 1998-6, Class A	Aaa	2.641	%(c)	04/18/11	19,000	18,999,259
Ford Credit Auto Owner Trust, Series 2008-B, Class A2	Aaa	3.671	%(c)	12/15/10	33,820	33,971,892
Fremont Home Loan Trust, Series 2006-3, Class 2A1	Aa2	2.553	%(c)	02/27/37	1,520	1,487,638
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Aaa	2.543	%(c)	01/25/37	3,247	3,068,746
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Aaa	2.523	%(c)	08/25/36	1,334	1,296,740
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	2.772	%(c)	01/20/34	7,004	6,196,762
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V	Aaa	2.552	%(c)	03/20/36	2,234	2,163,315
HSI Asset Securitization Corp., Series 2006-HE2, Class 2A1	Aa2	2.533	%(c)	12/25/36	2,336	2,238,551

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa	2.543	%(c)	04/25/37	$2,210	$2,185,667
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Aaa	2.533	%(c)	10/25/36	23,179	22,680,338
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	Aaa	2.533	%(c)	08/25/36	1,211	1,170,253
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Aaa	2.563	%(c)	03/01/37	5,794	5,509,450
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Aa2	2.543	%(c)	04/01/37	6,200	5,863,507
Lehman XS Trust, Series 2006-9, Class A1A	Aaa	2.553	%(c)	05/25/46	956	918,975
Lehman XS Trust, Series 2006-16N, Class A1A	Aaa	2.563	%(c)	11/25/46	4,796	4,482,249
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	2.763	%(c)	10/25/34	127	104,997
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aaa	2.543	%(c)	11/25/36	3,641	3,347,618
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A (original cost $12,822,750; purchased 06/26/08)(f)(g)	Aaa	2.986	%(c)	07/09/21	13,900	12,814,762
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	2.553	%(c)	08/25/36	7,576	7,329,529
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	2.533	%(c)	10/25/36	1,465	1,389,446
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A	Aaa	2.523	%(c)	10/25/36	1,591	1,566,027
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	2.795	%(c)	10/25/34	6,028	5,074,272
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa	2.563	%(c)	10/25/36	3,228	3,029,047
Residential Asset Securities Corp., Series 2006-KS6, Class A1	Aaa	2.523	%(c)	08/25/36	669	665,081
Residential Asset Securities Corp., Series 2006-KS8, Class A1	Aaa	2.543	%(c)	10/25/36	458	444,701
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa	2.553	%(c)	11/25/36	3,046	2,928,836
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Aaa	2.553	%(c)	02/25/37	9,774	9,322,057
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Aaa	2.593	%(c)	02/25/30	9,078	8,543,169
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa	2.543	%(c)	11/25/36	1,556	1,529,820
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	A3	2.543	%(c)	12/25/36	541	507,010
SLC Student Loan Trust, Series 2007-1, Class A1	Aaa	2.674	%(c)	02/15/15	6,234	6,209,014
SLM Student Loan Trust, Series 2003-11, Class A7, 144A (original cost $27,985,664; purchased 03/20/07)(f)(g)	Aaa	3.80%		12/15/38	28,500	28,290,696
SLM Student Loan Trust, Series 2006-3, Class A2	Aaa	2.92	%(c)	01/25/16	375	374,806
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	2.91	%(c)	10/25/18	6,011	5,971,711
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1	Aaa	2.533	%(c)	09/01/36	1,724	1,676,596
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A (original cost $1,058,663; purchased 07/27/07)(f)(g)	Aaa	2.543	%(c)	11/25/36	1,061	1,016,628
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Aaa	2.563	%(c)	06/25/37	7,494	7,229,362
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	2.533	%(c)	11/25/36	4,305	4,203,145
Wells Fargo Home Equity Trust, Series 2006-3, Class A1	Aaa	2.533	%(c)	01/25/37	2,170	2,075,668

TOTAL ASSET-BACKED SECURITIES (cost $432,009,530)						420,984,698

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) — 0.8%
Chrysler Finco Term (original cost $18,857,500; purchased 07/31/07)(f)(g)	BA-(d)	6.78%		08/03/14	$19,850	$16,277,000
Davita, Inc., Term B1	BA+(d)	4.32%		10/05/12	557	534,386
Davita, Inc., Term B1 (original cost $2,973,286; purchased 05/31/07, 03/31/08)(f)(g)	BA+(d)	3.99%		10/05/12	2,969	2,848,701
Davita, Inc., Term B1 (original cost $288,528; purchased 05/31/07)(f)(g)	BA+(d)	4.14%		10/05/12	287	275,773
Davita, Inc., Term B1 (original cost $192,352; purchased 05/31/07)(f)(g)	BA+(d)	4.18%		10/05/12	192	183,848
Davita, Inc., Term B1 (original cost $2,343,445; purchased 05/31/07, 03/31/08)(f)(g)	BA+(d)	4.20%		10/05/12	2,340	2,245,893
Davita, Inc., Term B1 (original cost $192,352; purchased 05/31/07)(f)(g)	BA+(d)	4.22%		10/05/12	192	183,848
NRG Energy, Inc., Term B (original cost $10,760,514; purchased 02/07/08)(f)(g)	BA+(d)	4.20%		02/01/13	11,318	10,759,855
RH Donnelley, Inc. (original cost $136,294; purchased 02/28/08)(f)(g)	BA+(d)	6.75%		06/30/11	136	133,539
RH Donnelley, Inc. (original cost $56,469; purchased 10/19/07)(f)(g)	BA+(d)	6.75%		06/30/11	56	55,328
RH Donnelley, Inc., Term BI (original cost $519,699; purchased 05/24/07 – 10/19/07)(f)(g)	BA(d)	4.15%		06/30/11	517	507,024
RH Donnelley, Inc., Term BI (original cost $776,222; purchased 12/28/07)(f)(g)	BA+(d)	6.75%		06/30/11	776	760,576
RH Donnelley, Inc., Term D (original cost $421,998; purchased 05/24/07)(f)(g)	BA+(d)	4.14%		06/30/11	420	411,435
RH Donnelley, Inc., Term D (original cost $289,805; purchased 05/24/07 – 02/28/07)(f)(g)	BA+(d)	4.15%		06/30/11	290	283,885
RH Donnelley, Inc., Term D (original cost $144,890; purchased 05/24/07, 11/02/07)(f)(g)	BA+(d)	4.40%		06/30/11	144	141,416
RH Donnelley, Inc., Term D (original cost $1,571,436; purchased 10/19/07)(f)(g)	BA+(d)	6.75%		06/30/11	1,568	1,536,183

TOTAL BANK LOANS (cost $39,717,732)						37,138,690

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34	3,391	2,770,198
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Aaa	5.141	%(c)	09/25/35	6,992	6,674,164
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39	%(c)	02/25/45	1,754	1,567,083
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	4.111	%(c)	05/25/35	2,949	2,754,930
Banc of America Funding Corp., Series 2006-J, Class 4A1	AAA(d)	6.141	%(c)	01/20/47	3,023	2,576,425
Banc of America Mortgage Securities, Inc., Series 2003-I, Class 2A5	Aaa	4.143	%(c)	10/25/33	578	575,292
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33	425	416,248
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	4.719	%(c)	07/25/34	4,814	4,672,255
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	6.736	%(c)	01/25/33	279	274,383
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class A-1	Aaa	5.615	%(c)	02/25/33	476	459,210
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aaa	6.854	%(c)	01/25/34	37	34,838
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aaa	4.593	%(c)	01/25/34	623	588,714
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Aaa	4.96	%(c)	01/25/35	4,756	4,575,395

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 2A1	Aaa	5.068	%(c)	11/25/34	$10,893	$10,555,029
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Aaa	4.125	%(c)	03/25/35	54,095	51,602,427
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa	4.55	%(c)	08/25/35	62,213	59,023,515
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aaa	4.991	%(c)	12/25/33	5,091	4,527,461
Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1	Aaa	5.372	%(c)	05/25/35	3,907	3,345,137
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Aaa	5.701	%(c)	09/25/35	2,030	1,671,684
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aaa	2.643	%(c)	02/25/36	4,488	3,223,204
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Aaa	2.573	%(c)	05/25/37	3,224	3,124,295
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	5.674	%(c)	01/26/36	7,693	6,392,159
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.777	%(c)	09/25/37	4,175	3,432,262
Bear Stearns Structured Products, Inc., Series 2007-R7, Class A1, 144A (original cost $4,817,315; purchased 08/27/07)(f)(g)	NR	2.682	%(c)	01/25/37	4,850	4,807,842
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	5.033	%(c)	04/25/33	206	202,717
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	Aaa	4.676	%(c)	07/25/34	4,188	4,070,596
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Aaa	4.679	%(c)	08/25/35	10,759	9,581,383
Commercial Mortgage Pass-Through Certificate, Series 1999-1, Class A2	Aaa	6.455%		09/15/08	1,089	1,087,234
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	2.663	%(c)	01/25/46	4,441	3,104,159
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	297	295,646
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Aaa	5.25	%(c)	02/20/36	1,128	992,728
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Aaa	4.799	%(c)	11/25/34	6,847	6,574,625
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Aaa	4.72	%(c)	02/20/35	12,085	11,791,360
CS First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A (original cost $96,914; purchased 07/30/07)(f)(g)	Aa3	3.326	%(c)	03/25/32	97	87,909
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	957	976,451
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	310	330,161
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	285	306,076
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	93	98,688
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	209	213,201
Fannie Mae, Series 2003-122, Class TU	Aaa	4.00%		05/25/16	183	183,016
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	1,368	1,385,212
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	7,200	7,016,322
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	230	222,131
Fannie Mae, Series 2006-118, Class 1A	Aaa	2.543	%(c)	12/25/36	2,814	2,717,492
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.667	%(c)	05/25/35	773	786,742
Fannie Mae, Series 2007-73, Class A1	Aaa	2.543	%(c)	07/25/37	10,816	10,683,543
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	4.994	%(c)	02/25/45	362	336,064
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	2.523	%(c)	11/25/36	14,250	13,788,102
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	5.368	%(c)	08/25/35	2,256	2,156,446

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	$2,269	$2,367,827
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	6,178	6,487,584
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	428	438,380
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,287,023
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,230,263
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	517,476
Freddie Mac, Series 2724, Class PT	Aaa	3.75%		05/15/16	160	160,246
Freddie Mac, Series 2728, Class TC	Aaa	4.00%		02/15/23	320	320,124
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	893,984
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	113	112,950
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	590,229
Freddie Mac, Series 2750, Class NB	Aaa	4.00%		12/15/22	536	536,057
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	10,409	8,407,697
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	9,346	9,371,917
Freddie Mac, Series 3149, Class LF	Aaa	2.771	%(c)	05/15/36	3,790	3,720,999
Freddie Mac, Series 3335, Class AF	Aaa	2.621	%(c)	10/15/20	59,107	58,237,777
Freddie Mac, Series 3335, Class BF	Aaa	2.621	%(c)	07/15/19	9,643	9,506,422
Freddie Mac, Series 3335, Class FT	Aaa	2.621	%(c)	08/15/19	43,687	42,807,081
Freddie Mac, Series 3346, Class FA	Aaa	2.701	%(c)	02/15/19	40,270	39,446,568
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	2.563	%(c)	10/25/46	4,896	4,300,540
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	Aaa	2.563	%(c)	01/25/47	5,815	5,515,955
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.393	%(c)	10/25/33	5,507	5,239,701
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	4.519	%(c)	06/01/34	2,626	2,424,490
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	AAA(d)	5.248	%(c)	11/25/35	7,799	7,328,089
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Aaa	2.703	%(c)	05/19/35	902	683,086
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Aaa	5.145	%(c)	07/19/35	5,722	5,280,603
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	2.573	%(c)	12/19/36	6,295	5,721,992
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	6.124	%(c)	01/25/32	34	27,954
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Aaa	5.044	%(c)	12/25/34	2,044	1,773,764
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	Aaa	2.573	%(c)	11/25/46	2,976	2,773,093
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Aaa	5.024	%(c)	02/25/35	2,456	2,320,166
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.788	%(c)	11/21/34	5,339	5,273,368
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Aaa	2.563	%(c)	05/25/37	4,394	4,239,327
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	5.848	%(c)	05/25/33	5,278	5,132,923
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	2.693	%(c)	02/25/36	1,977	1,586,339
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	4.707	%(c)	12/25/34	802	780,015
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	3.483	%(c)	10/25/35	733	665,070
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	2.733	%(c)	11/25/35	3,346	2,835,504
Morgan Stanley Capital I, Series 2007-T25, Class AM	Aaa	5.544	%(c)	11/12/49	1,600	1,437,544
Prime Mortgage Trust, Series 2004, Class 1A2	AAA(d)	2.883	%(c)	02/25/34	970	880,519
Prime Mortgage Trust, Series 2004, Class 2A2	AAA(d)	2.883	%(c)	02/25/19	193	182,953
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Aaa	5.209	%(c)	09/25/35	7,175	6,282,271
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17	55	59,635
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Aaa	5.349	%(c)	01/25/35	7,938	7,744,604
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Aaa	5.537	%(c)	08/25/35	1,353	1,208,264
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	Aaa	2.583	%(c)	09/25/36	10,430	9,943,643

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	6.05	%(c)	02/25/32	$76	$70,347
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	Aaa	4.51	%(c)	01/25/34	912	848,462
Structured Asset Securities Corp., Series 2006-11, Class A1,
144A (original cost $3,923,827; purchased 10/24/06)(f)(g)	AAA(d)	5.359	%(c)	10/25/35	3,944	3,595,106
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	Aaa	2.603	%(c)	08/25/36	9,955	9,597,932
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	Aaa	2.593	%(c)	11/25/11	4,237	4,053,321
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	410	394,491
Washington Mutual, Inc., Series 2005-AR13, Class A1	Aaa	2.773	%(c)	11/25/35	782	608,601
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.993	%(c)	12/25/34	7,178	6,978,888
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.946	%(c)	01/25/35	8,905	8,644,199
Wells Fargo Mortgage Backed Securities, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	40,582	33,838,135
Wells Fargo Mortgage Backed Securities, Series 2006-AR2, Class 2A1	AAA(d)	4.95	%(c)	03/25/36	4,893	4,710,855

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $637,182,513)						610,054,507

CORPORATE OBLIGATIONS — 33.4%
Airlines
United Air Lines, Inc., Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14	722	334,668
United Air Lines, Inc., Equipment Trust, Series 91C, 144A(g)(i)	NR	10.36%		11/13/12	2,660	25,938
United Air Lines, Inc., Equipment Trust, Series 91E, 144A(g)(i)	NR	10.36%		11/27/12	234	1,577

						362,183

Automobile Manufacturers — 0.4%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	3.218	%(c)	03/13/09	9,100	9,084,139
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	3.138	%(c)	03/13/09	3,400	3,389,664
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	3.234	%(c)	08/03/09	5,100	5,057,899

						17,531,702

Automotive Parts — 0.1%
Allison Transmission, Inc., Gtd. Notes, 144A (original cost $5,000,000; purchased 10/11/07)(f)(g)	Caa1	11.00%		11/01/15	5,000	4,475,000

Banking
Export Import Bank China, Unsec’d. Notes, 144A (China) (original cost $592,806; purchased 07/14/05)(f)(g)	A1	4.875%		07/21/15	600	582,467

Beverages — 0.2%
Diageo Capital Co. PLC, Gtd. Notes, MTN (United Kingdom)	A3	2.816	%(c)	11/10/08	8,100	8,084,926

Biotechnology — 0.6%
Amgen, Inc., Sr. Notes	A3	6.15%		06/01/18	24,800	24,925,339
Amgen, Inc., Sr. Unsec’d. Notes	A+(d)	2.726	%(c)	11/28/08	7,200	7,177,990

						32,103,329

Electric — 0.6%
Ohio Power Co., Sr. Unsec’d. Notes	A3	2.971	%(c)	04/05/10	16,030	15,713,937
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A3	5.30%		05/01/18	13,500	13,318,155

						29,032,092

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust — 8.7%
American Express Bank FSB, Notes (original cost $9,078,797; purchased 04/11/08)(f)(g)	Aa3	5.50%		04/16/13	$9,100	$8,897,789
American Express Bank FSB, Sr. Unsec’d. Notes	Aa3	6.00%		09/13/17	500	482,430
American Express Centurion Bank, Sr. Unsec’d. Notes	Aa3	2.495	%(c)	06/12/09	23,000	22,814,804
American Express Centurion Bank, Sr. Unsec’d. Notes	Aa3	6.00%		09/13/17	500	482,430
American Express Co., Sr. Unsec’d. Notes	A1	6.15%		08/28/17	3,700	3,613,949
ANZ National International Ltd., Bank Gtd. Notes, 144A (United Kingdom) (original cost $12,201,170; purchased 08/01/06, 09/26/06)(f)(g)	Aa2	2.798	%(c)	08/07/09	12,200	12,174,392
Bank of America Corp., Jr. Sub. Notes	A1	8.00	%(c)	12/29/49	44,500	41,690,715
Bank of America Corp., Jr. Sub. Notes	A1	8.125	%(c)	12/29/49	79,100	74,770,066
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	2.904	%(c)	11/06/09	3,700	3,665,649
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Aa2	3.013	%(c)	09/18/09	6,000	5,978,226
Bank of America NA, Sr. Notes	Aaa	2.813	%(c)	12/18/08	500	498,860
Bank of America NA, Sub. Notes	Aa1	6.00%		10/15/36	1,900	1,684,042
Bank of Ireland, Sr. Unsec’d. Notes, MTN (Ireland)	Aa2	2.863	%(c)	12/18/09	15,900	15,736,087
Bank of Scotland PLC, Bank Gtd. Notes, MTN, 144A (United Kingdom) (original cost $8,400,000; purchased 07/11/06)(f)(g)	Aa1	2.756	%(c)	07/17/09	8,400	8,395,498
Barclays Bank PLC, Sr. Unsub. Notes (United Kingdom)	Aa1	5.45%		09/12/12	63,200	63,934,257
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $14,700,000; purchased 04/18/08)(f)(g)	Aa2	7.70	%(c)	04/29/49	14,700	14,823,774
China Development Bank, Unsec’d. Notes (China)	A1	5.00%		10/15/15	600	586,432
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	2.481	%(c)	04/23/09	5,500	5,427,383
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	2.809	%(c)	06/26/09	5,400	5,324,870
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	6.00%		08/15/17	3,700	3,529,319
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $6,100,000; purchased 05/23/07)(f)(g)	Aa1	2.646	%(c)	05/28/09	6,100	6,072,660
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $7,000,000; purchased 05/23/07)(f)(g)	Aa1	2.696	%(c)	05/28/10	7,000	6,926,458
DBS Bank Ltd., Sub. Notes, 144A (Singapore) (original cost $1,000,000; purchased 05/11/07)(f)(g)	Aa2	2.94	%(c)	05/16/17	1,000	932,900
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17	11,000	11,106,700
DnB Nor Bank ASA, Sr. Notes, 144A (Norway) (original cost $5,401,382; purchased 11/14/06)(f)(g)	Aa1	2.78	%(c)	10/13/09	5,400	5,401,895
Export-Import Bank of Korea, Notes (South Korea)	Aa3	2.772	%(c)	06/01/09	8,700	8,621,648
Fifth Third Bancorp, Sub. Notes	A1	8.25%		03/01/38	4,200	3,402,454
FleetBoston Financial Corp., Sub. Notes	Aa3	7.375%		12/01/09	20,000	20,792,720
HBOS PLC, Sub. Notes, 144A (United Kingdom) (original cost $700,000; purchased 09/22/05)(f)(g)	A1	5.92	%(c)	09/29/49	700	498,541
HSBC Bank USA, Sr. Notes	Aa2	2.836	%(c)	06/10/09	3,300	3,284,236
HSBC Finance Corp., Notes, MTN	Aa3	2.813	%(c)	12/05/08	4,800	4,779,802
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	2.878	%(c)	10/21/09	4,200	4,101,279
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	2.906	%(c)	09/15/08	16,200	16,191,317
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		05/02/36	5,100	4,741,817
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		09/15/37	3,700	3,372,861
RBS Capital Trust I, Bank Gtd. Notes	A1	4.709	%(c)	12/29/49	3,200	2,780,912
Residential Capital LLC, Sr. Unsec’d. Notes	Ca	5.758	%(c)	05/22/09	8,100	5,832,000
Resona Bank Ltd., Notes, 144A (Japan) (original cost $899,370; purchased 09/08/05)(f)(g)	A2	5.85	%(c)	09/29/49	900	774,170
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)	Aa3	7.64	%(c)	03/31/49	10,200	9,326,156
Royal Bank of Scotland PLC, Notes, 144A (United Kingdom) (original cost $4,002,320; purchased 01/03/06)(f)(g)	Aa1	2.868	%(c)	07/21/08	4,000	3,998,692
State Street Capital Trust IV, Gtd. Notes	A1	3.776	%(c)	06/15/37	1,100	844,513
VTB Capital SA, Sr. Notes, 144A (Luxembourg) (original cost $5,500,000; purchased 10/27/06)(f)(g)	A2	3.384	%(c)	08/01/08	5,500	5,445,000
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa1	2.876	%(c)	09/15/09	8,300	8,272,461

						432,012,164

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services — 18.1%
Allstate Life Global Funding Trusts, Notes, MTN	Aa2	5.375%		04/30/13		$6,500	$6,474,513
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	2.521	%(c)	11/09/09		9,100	8,884,375
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	2.523	%(c)	03/02/09		6,000	5,968,920
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	5.875%		05/02/13		6,000	5,965,056
American Honda Finance Corp., Bonds, MTN, 144A (original cost $13,612,920; purchased 03/07/07)(f)(g)	Aa3	2.737	%(c)	03/09/09		13,600	13,581,055
Bear Stearns Cos., Inc. (The), Notes, MTN	Aa2	2.891	%(c)	03/30/09		5,600	5,551,146
Bear Stearns Cos., Inc. (The), Notes, MTN	Aa2	2.979	%(c)	07/16/09		3,200	3,164,892
Bear Stearns Cos., Inc. (The), Sr. Notes, MTN	Aa2	2.839	%(c)	05/18/10		18,800	18,349,195
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa2	2.768	%(c)	08/21/09		23,200	22,932,040
C8 Capital SPV Ltd., Notes, 144A (Mexico) (original cost $27,700,000; purchased 02/06/07)(f)(g)	BBB-(d)	6.64	%(c)	02/28/49		27,700	25,675,684
Caelus Re Ltd., Notes, 144A (original cost $3,200,000; purchased 06/20/08)(f)(g)	BB+(d)	8.923	%(c)	06/07/11		3,200	3,199,520
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	2.779	%(c)	05/18/09		13,300	13,259,462
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	2.841	%(c)	10/09/09		22,100	21,976,770
CCCA LLC, Asset Backed, 144A (original cost $167,334; purchased 05/21/02)(f)(g)	AAA(d)	7.80%		10/15/08		153	154,250
CIT Group, Inc., Sr. Unsec’d. Notes	Baa1	2.959	%(c)	12/19/08		5,100	5,045,843
CIT Group, Inc., Sr. Unsec’d. Notes	Baa1	3.049	%(c)	01/30/09		5,200	5,031,172
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	2.826	%(c)	08/15/08		6,000	5,993,478
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	2.839	%(c)	08/17/09		5,500	5,006,248
Citigroup Capital XXI, Gtd. Notes	A1	8.30	%(c)	12/21/49		16,200	15,298,130
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa3	2.667	%(c)	12/08/08		2,100	2,083,775
Citigroup Global Markets Holdings, Inc., Sr. Unsec’d. Notes, MTN	Aa3	2.914	%(c)	03/17/09		5,100	5,049,775
Citigroup, Inc., Jr. Sub. Notes	A2	8.40	%(c)	04/29/49		52,200	49,621,842
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.817	%(c)	06/09/09		10,459	10,342,769
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.831	%(c)	12/28/09		8,100	7,900,861
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.848	%(c)	12/26/08		7,300	7,270,844
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.939	%(c)	01/30/09		3,000	2,972,379
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.30%		10/17/12		2,400	2,341,070
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50%		08/27/12		5,900	5,818,061
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50%		04/11/13		23,000	22,447,471
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.85%		07/02/13		1,600	1,583,645
Citigroup, Inc., Sub. Notes	A1	6.125%		08/25/36		11,000	9,303,316
Credit Suisse First Boston USA, Inc., Gtd. Notes	Aa1	2.876	%(c)	08/15/10		36,200	35,610,338
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg) (original cost $22,041,435; purchased 09/13/07)(f)(g)	A2	6.80%		09/15/37		22,100	22,285,132
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.70%		01/15/10		1,100	938,487
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.80%		01/12/09		1,900	1,814,228
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.25%		10/25/11		200	154,992
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		10/28/09		5,400	4,918,207
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		02/01/11		200	162,303
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.875%		06/15/10		760	655,999
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	8.625%		11/01/10		400	339,322
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	2.851	%(c)	10/06/10		8,600	8,534,623
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.746	%(c)	08/15/11		7,200	7,089,048
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.831	%(c)	01/05/09		2,000	1,999,392
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.888	%(c)	01/20/10		15,600	15,537,413
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.918	%(c)	10/21/10		4,700	4,669,102
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	2.937	%(c)	10/26/09		9,200	9,167,616
General Electric Capital Corp., Sub. Notes	Aa1	6.375	%(c)	11/15/49		33,100	31,306,278
General Electric Capital Corp., Sub. Notes, 144A (original cost $33,100,000; purchased 11/06/07)(f)(g)	Aa1	5.50	%(c)	09/15/47	EUR	33,000	45,814,063
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	6.00%		12/15/11		1,000	688,143
General Motors Acceptance Corp. LLC, Unsub. Notes, MTN	B3	3.951	%(c)	09/23/08		4,000	3,939,236

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	2.841	%(c)	12/23/08	$2,300	$2,292,003
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.95%		01/18/18	21,700	20,831,067
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	6.15%		04/01/18	7,800	7,567,240
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	6.25%		09/01/17	16,400	16,212,433
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	2.80	%(c)	11/16/09	3,900	3,844,776
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	2.806	%(c)	11/10/08	5,700	5,687,004
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	2.891	%(c)	12/22/08	21,300	20,795,062
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	3.013	%(c)	07/29/08	2,500	2,499,135
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	3.25	%(c)	07/23/09	4,640	4,609,710
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	5.625%		01/15/17	5,400	5,003,408
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.763	%(c)	07/15/08	5,300	5,299,666
JPMorgan Chase & Co., Sr. Notes	Aa2	6.00%		01/15/18	5,500	5,357,781
JPMorgan Chase & Co., Sr. Notes, MTN	Aa2	2.81	%(c)	05/07/10	10,000	9,899,900
JPMorgan Chase Bank NA, Sub. Notes	Aa1	6.00%		10/01/17	11,800	11,463,027
JPMorgan Chase Capital XX, Gtd. Notes	Aa3	6.55%		09/29/36	1,000	864,828
Lehman Brothers Holdings, Inc., Notes, MTN	A1	2.851	%(c)	12/23/08	2,300	2,255,969
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	2.533	%(c)	11/24/08	16,490	16,402,323
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	2.82	%(c)	11/16/09	14,300	13,627,371
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	2.878	%(c)	04/03/09	2,300	2,232,817
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	2.954	%(c)	07/18/11	3,900	3,565,715
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	2.966	%(c)	11/10/09	3,500	3,336,088
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	2.778	%(c)	05/25/10	5,800	5,372,540
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	5.625%		01/24/13	6,200	5,868,331
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	6.20%		09/26/14	2,600	2,481,617
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	6.875%		05/02/18	3,300	3,194,746
Longpoint Re Ltd., Notes, 144A (Cayman Islands) (original cost $3,100,000; purchased 04/27/07)(f)(g)	BB+(d)	8.064	%(c)	05/08/10	3,100	3,100,310
Merrill Lynch & Co., Inc., Notes, MTN	A1	2.768	%(c)	08/14/09	5,100	4,938,146
Merrill Lynch & Co., Inc., Notes, MTN	A1	2.96	%(c)	10/23/08	6,900	6,859,242
Merrill Lynch & Co., Inc., Notes, MTN	A1	3.12	%(c)	07/25/11	6,900	6,294,428
Merrill Lynch & Co., Inc., Notes, MTN	A1	6.875%		04/25/18	16,800	15,988,997
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A1	6.40%		08/28/17	18,800	17,420,682
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	2.756	%(c)	12/04/09	4,900	4,696,944
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	2.808	%(c)	05/08/09	6,400	6,265,306
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	2.989	%(c)	01/30/09	7,100	6,990,241
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	6.05%		08/15/12	3,600	3,523,378
Morgan Stanley, Sr. Notes, MTN	Aa3	6.25%		08/28/17	20,900	19,485,279
Morgan Stanley, Sr. Unsec’d. Notes	Aa3	2.521	%(c)	11/21/08	4,600	4,579,392
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	4.778	%(c)	05/14/10	13,300	13,248,649
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes (Cayman Islands)	A2	6.346	%(c)	07/29/49	900	780,113
Mystic Re Ltd., Notes, 144A (Cayman Islands) (original cost $2,200,000; purchased 05/23/07)(f)(g)	BB-(d)	12.682	%(c)	06/07/11	2,200	2,239,754
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $5,600,000; purchased 09/06/06)(f)(g)	Aa1	2.731	%(c)	09/11/09	5,600	5,595,330
Phoenix Quake Ltd., Sec’d. Notes, 144A (original cost $1,200,000; purchased 06/18/03)(f)(g)	NR	5.134	%(c)	07/03/08	1,200	1,200,000
Phoenix Quake Wind Ltd., Sec’d. Notes, 144A (original cost $1,200,000; purchased 06/18/03)(f)(g)	NR	5.134	%(c)	07/03/08	1,200	1,200,000
Phoenix Quake Wind Ltd., Sec’d. Notes, 144A (original cost $550,000; purchased 06/18/03)(f)(g)	NR	6.184	%(c)	07/03/08	550	550,000
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $19,785,765; purchased 10/18/07 – 11/01/07)(f)(g)	Aa2	6.671	%(c)	10/29/49	19,800	19,128,028
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $10,200,000; purchased 11/21/06)(f)(g)	Aa1	2.733	%(c)	11/20/09	10,200	10,100,693

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.06	%(c)	07/27/09	$22,000	$20,626,078
SMFG Preferred Capital, Sub. Notes, 144A (Cayman Islands) (original cost $4,600,000; purchased 12/13/06)(f)(g)	A2	6.078	%(c)	12/25/49	4,600	3,889,438
TNK-BP Finance SA, Sr. Unsec’d. Notes, 144A (Luxembourg) (original cost $1,498,140; purchased 03/13/07)(f)(g)	Baa2	6.125%		03/20/12	1,500	1,417,500
UBS AG, Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18	5,100	4,866,502
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland) (original cost $8,400,000; purchased 5/1/2008)(f)(g)	Aa2	3.704	%(c)	05/05/10	8,400	8,367,055
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49	8,100	7,097,350
UFJ Finance Aruba AEC, Bank Gtd. Notes	Aa3	6.75%		07/15/13	400	420,216
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A (original cost $3,199,040; purchased 05/03/07)(f)(g)	Baa2	5.875	%(c)	05/09/32	3,200	2,918,848

						898,223,935

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	Aa3	5.05%		10/01/15	800	724,862
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,400,572; purchased 07/18/06)(f)(g)	Aa3	2.521	%(c)	06/16/09	4,400	4,318,996
Monumental Global Funding Ltd., Notes, 144A (Cayman Islands) (original cost $4,498,065; purchased 04/18/08)(f)(g)	Aa3	5.50%		04/22/13	4,500	4,502,227
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa2	5.30%		04/24/13	6,300	6,300,038
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa2	5.55%		04/27/15	9,100	8,959,123
Residental Reinsurance 2007 Ltd., Notes, 144A (original cost $1,400,000; purchased 05/16/07)(f)(g)	B+(d)	12.932	%(c)	06/07/10	1,400	1,401,582

						26,206,828

Machinery & Equipment — 0.2%
Siemens Financieringsmat, Gtd. Notes, 144A (Netherlands) (original cost $7,403,330; purchased 09/20/06)(f)(g)	A1	2.728	%(c)	08/14/09	7,400	7,400,599

Media — 0.8%
Comcast Corp., Gtd. Notes	Baa2	6.45%		03/15/37	1,600	1,489,106
Time Warner, Inc., Gtd. Notes	Baa2	2.915	%(c)	11/13/09	24,326	23,639,545
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	2.796	%(c)	09/10/09	15,170	15,157,454

						40,286,105

Medical Supplies & Equipment — 0.1%
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%		09/15/17	2,700	2,767,500
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.45%		09/15/37	2,700	2,748,727

						5,516,227

Metals & Mining — 0.1%
Codelco, Inc., Unsec’d. Notes, 144A (original cost $695,072; purchased 10/19/06)(f)(g)	Aa3	6.15%		10/24/36	700	665,531
Vale Overseas Ltd., Gtd. Notes	Baa3	6.25%		01/23/17	1,200	1,161,571
Vale Overseas Ltd., Gtd. Notes	Baa3	6.875%		11/21/36	1,200	1,114,482

						2,941,584

Oil & Gas — 1.0%
BP AMI Leasing, Inc., Gtd. Notes, 144A (original cost $6,400,000; purchased 06/21/07)(f)(g)	Aa1	2.819	%(c)	06/26/09	6,400	6,402,707
Citigroup Global Markets Deutschland AG for OAO Gazprom, Unsec’d. Notes (Germany)	A3	10.50%		10/21/09	6,400	6,872,320
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.75%		01/15/32	9,500	9,516,948

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Gaz Capital SA, Gtd. Notes, 144A (Luxembourg) (original cost $1,900,000; purchased 04/02/08)(f)(g)	A3	7.343%		04/11/13		$1,900	$1,942,750
Gaz Capital SA, Gtd. Notes, 144A (Luxembourg) (original cost $7,200,000; purchased 04/02/08)(f)(g)	A3	8.146%		04/11/18		7,200	7,443,000
Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg) (original cost $1,100,000; purchased 11/17/06)(f)(g)	A3	6.212%		11/22/16		1,100	1,027,730
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A (original cost $6,700,000; purchased 12/14/07)(f)(g)	Baa3	6.514%		12/15/12		6,700	6,802,236
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands) (original cost $480,961; purchased 02/07/08)(f)(g)	Baa1	5.265%		06/15/11		481	477,238
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, 144A (original cost $1,600,000; purchased 08/04/05)(f)(g)	Aa2	5.298%		09/30/20		1,600	1,493,264
Transocean, Inc., Sr. Unsec’d. Notes	Baa2	2.873	%(c)	09/05/08		5,200	5,193,162

							47,171,355

Real Estate — 0.2%
WEA Finance LLC/WCI Finance LLC, Sr. Notes, 144A (Australia) (original cost $12,302,011; purchased 09/21/06)(f)(g)	A2	5.70%		10/01/16		12,330	11,514,198

Retail & Merchandising — 0.6%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	A2	2.999	%(c)	07/30/10		11,800	11,748,670
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15		20,000	19,600,120

							31,348,790

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.884	%(c)	02/05/10		3,700	3,683,346
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.888	%(c)	11/14/08		3,400	3,398,548
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13		1,700	1,694,108
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38		1,200	1,133,706
BellSouth Corp., Gtd. Notes	A2	2.776	%(c)	08/15/08		8,400	8,394,691
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	Baa1	2.981	%(c)	03/23/09		16,800	16,684,836
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		153	148,410
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		8,950	7,518,000
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	3.344	%(c)	07/18/11		6,900	6,575,231
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	3.103	%(c)	06/19/09		6,700	6,662,326
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.25%		12/01/10		900	955,485

							56,848,687

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%		05/16/18		4,200	4,082,240

TOTAL CORPORATE OBLIGATIONS (cost $1,705,898,738)							1,655,724,411

FOREIGN GOVERNMENT BONDS — 0.6%
Korea Development Bank, Notes (South Korea)	Aa3	2.928	%(c)	04/03/10		24,700	24,637,114
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.25%		01/10/28	BRL	6,400	3,373,464
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	Baa1	5.875%		05/30/22		800	744,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $29,134,040)							28,754,578

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS — 1.3%
California — 0.8%
Golden State Tobacco Securitization Corp., Revenue Bonds(n)	Baa3	1.584%		06/01/37	$22,700	$13,156,693
State of California, General Obligation Bond	A1	5.00%		12/01/37	24,000	23,527,920

						36,684,613

Florida — 0.3%
State of Florida, General Obligation Bond	Aa1	5.25%		07/01/37	13,600	13,972,776

Illinois
State of Illinois, General Obligation Bond	Aa3	4.95%		06/01/23	570	547,422

Nevada
Truckee Meadows Water Authority, Revenue Bonds, Series A	A1	5.00%		07/01/36	195	192,683

New Jersey
City of Trenton, General Obligation Bond (FSA Insured)	Aaa	4.80%		04/01/14	990	985,258
Jersey City Municipal Utilities Authority, Revenue Bond, Series A (MBIA Insured)	A2	4.81%		05/15/14	1,000	938,110

						1,923,368

New Mexico
Jicarilla Apache Nation, Revenue Bonds	NR	3.85%		12/01/08	220	220,268

Oregon
Portland Oregon River District Urban Renewal and Redevelopment, Revenue Bonds, Series B (AMBAC Insured)	Aa3	3.35%		06/15/10	1,020	999,784

Wisconsin — 0.2%
Badger Tobacco Asset Securitization Corp., Revenue Bond	Baa3	6.00%		06/01/17	10,100	10,109,898
Wisconsin State General, Revenue Bond	Aaa	5.70%		05/01/26	510	505,844

						10,615,742

TOTAL MUNICIPAL BONDS (cost $65,430,061)						65,156,656

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 56.5%
Federal Home Loan Mortgage Corp.		4.894	%(c)	11/01/35	2,276	2,273,080
Federal Home Loan Mortgage Corp.		5.00%		10/01/18-09/01/35	4,355	4,317,929
Federal Home Loan Mortgage Corp.		5.50%		01/01/34-02/01/36	2,513	2,485,057
Federal Home Loan Mortgage Corp.		5.50%		TBA	77,500	76,337,500
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-02/01/33	4,474	4,537,461
Federal Home Loan Mortgage Corp.		6.00%		TBA	157,200	158,772,000
Federal National Mortgage Assoc.		4.50%		09/01/33	194	179,726
Federal National Mortgage Assoc.		4.554	%(c)	08/01/29	145	145,732
Federal National Mortgage Assoc.		4.629	%(c)	01/01/28	117	117,154
Federal National Mortgage Assoc.		4.658	%(c)	05/01/36	8,608	8,624,415
Federal National Mortgage Assoc.		4.661	%(c)	11/01/35	2,730	2,737,013
Federal National Mortgage Assoc.		4.728	%(c)	06/01/43	3,509	3,506,522
Federal National Mortgage Assoc.		4.845	%(c)	08/01/35	5,584	5,648,963
Federal National Mortgage Assoc.		5.00%		03/01/14-07/01/38	418,178	404,327,609
Federal National Mortgage Assoc.		5.00%		TBA	9,000	8,625,942
Federal National Mortgage Assoc.		5.408	%(c)	01/01/36	2,145	2,157,406
Federal National Mortgage Assoc.		5.50%		08/01/16-07/14/38	1,001,648	989,163,537
Federal National Mortgage Assoc.		6.00%		05/01/11-05/01/38	789,552	797,968,297
Federal National Mortgage Assoc.		6.00%		TBA	282,300	284,770,125
Federal National Mortgage Assoc.		6.50%		09/01/16-01/01/38	23,432	24,159,180
Federal National Mortgage Assoc.		6.628	%(c)	01/01/24	3	2,795
Government National Mortgage Assoc.		4.75	%(c)	01/20/32-02/20/32	2,086	2,088,719
Government National Mortgage Assoc.		5.125	%(c)	10/20/23-11/20/29	1,914	1,923,379

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.	5.375	%(c)	03/20/17-02/20/27	$1,425	$1,429,684
Government National Mortgage Assoc.	5.625	%(c)	08/20/23-07/20/30	1,183	1,194,954
Government National Mortgage Assoc.	6.00%		10/15/31-05/15/37	9,500	9,658,644
Government National Mortgage Assoc.	6.375	%(c)	06/20/22-05/20/30	331	335,847
Government National Mortgage Assoc.	7.00%		02/15/24	9	9,447

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $2,817,212,033)					2,797,498,117

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Small Business Administration	4.875%		09/10/13	9,500	9,495,921
Small Business Administration	5.13%		09/01/23	1,097	1,091,803
Small Business Administration	5.51%		11/01/27	21,667	21,813,122
Small Business Administration	5.52%		06/01/24	7,504	7,582,113
Small Business Administration	6.344%		08/01/11	1,667	1,706,551
Small Business Administration	7.449%		08/01/10	183	188,418
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $41,618,225)					41,877,928

	Shares
PREFERRED STOCKS — 0.6%
Financial – Bank & Trust — 0.1%
Bank of America Corp., 7.25%, CVT	3,000	2,655,000

Insurance — 0.5%
American International Group, Inc., 8.50%, CVT*	422,000	25,020,380

TOTAL PREFERRED STOCKS (cost $34,650,000)		27,675,380

TOTAL LONG-TERM INVESTMENTS (cost $5,802,852,872)		5,684,864,965

SHORT-TERM INVESTMENTS — 2.4%

	Moody’s Ratings†		Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER(n) — 1.6%
Danske Bank (cost $53,880,054; purchased 06/20/08)(h)	A1+	(d)	2.69%	09/18/08	54,200	53,867,212
Intesa Funding LLC	A1+	(d)	2.80%	09/26/08	3,500	3,475,711
Societe Generale	A1+	(d)	2.74%	09/10/08	24,900	24,764,643

TOTAL COMMERCIAL PAPER (cost $82,121,814)						82,107,566

					Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.7%
Dryden Core Investment Fund – Taxable Money Market Series (cost $33,382,609)(w)					33,382,609	33,382,609

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

		Contracts/ Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* — 0.1%
Call Options — 0.1%
Swap on 3 Month LIBOR,
expiring 12/15/2008 @ 3.15%		238,900	$685,676
expiring 12/15/2008 @ 3.15%		22,800	65,439
expiring 02/02/2009 @ 3.15%		114,300	354,851
expiring 02/02/2009 @ 3.50%		351,500	1,730,551
expiring 07/02/2009 @ 3.60%		52,900	278,921
expiring 08/03/2009 @ 3.45%		27,800	126,983
expiring 08/03/2009 @ 3.45%		25,400	116,021
expiring 08/03/2009 @ 3.45%		169,500	774,234
expiring 08/03/2009 @ 3.85%		92,300	636,020

			4,768,696

Put Option
90 Sterling Futures,
expiring 09/17/2008, Strike Price $92.50	GBP	319,000	—
TOTAL OPTIONS PURCHASED (cost $11,188,889)			4,768,696

TOTAL SHORT-TERM INVESTMENTS (cost $126,693,312)			120,258,871

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 117.2% (cost $5,929,546,184; Note 6)			5,805,123,836

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.2)%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY
Government National Mortgage Assoc. (proceeds received $9,579,187)	6.00%	TBA	$9,400	(9,541,000)

	Contracts/ Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
10 Year U.S. Treasury Note Futures,
expiring 08/22/2008, Strike Price $117.00	126,300	(434,156)
Swap on 3 Month LIBOR,
expiring 12/15/2008 @ 4.30%	79,700	(1,043,763)
expiring 12/15/2008 @ 4.30%	7,600	(99,531)
expiring 02/02/2009 @ 4.30%	129,800	(1,910,224)
expiring 02/02/2009 @ 4.60%	17,600	(378,149)
expiring 02/02/2009 @ 4.25%	38,100	(504,198)
expiring 07/02/2009 @ 4.20%	23,000	(317,460)
expiring 08/03/2009 @ 4.15%	12,100	(161,409)
expiring 08/03/2009 @ 4.40%	8,500	(159,133)
expiring 08/08/2009 @ 4.40%	5,650	(1,057,765)
expiring 08/03/2009 @ 4.55%	30,800	(680,830)

		(6,746,618)

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Contracts/ Notional Amount (000)#	Value (Note 2)
Put Options
10 Year U.S. Treasury Note Futures, expiring 08/22/2008, Strike Price $111.00	126,300	$(434,156)

TOTAL OPTIONS WRITTEN (premium received $12,798,638)		(7,180,774)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—116.9% (cost $5,907,168,359; Note 6)(o)		5,788,402,062
Other liabilities in excess of other assets(x) — (16.9)%		(837,280,393)

NET ASSETS — 100.0%		$4,951,121,669

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation

CVT	Convertible Security

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s.

TBA	To Be Announced

AED	United Arab Emirates

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

PLZ	Polish Zloty

RUB	Russian Ruble

SAR	Saudi Arabian Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $407,103,470. The aggregate value of $410,064,608 is approximately 8.3% of net assets.

(g)	Indicates a security that has been deemed illiquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities – see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $53,880,054. The aggregate market value of $53,867,212 is approximately 1.1% of net assets These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2008, 3 securities representing $362,183 and 0.01% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
2,451	10 Year U.S. Treasury Note	Sep 08	$275,642,485	$279,222,516	$3,580,031
885	90 Day Euro Dollar	Sep 08	214,431,237	214,767,375	336,138
5,340	90 Day Euro Dollar	Dec 08	1,277,437,087	1,292,547,000	15,109,913
2,007	90 Day Euro Dollar	Mar 09	484,419,675	485,091,900	672,225
2,524	90 Day Euro Dollar	Jun 09	610,974,875	608,725,700	(2,249,175)
2,963	90 Day Euro Dollar	Sep 09	711,952,613	712,712,613	760,000
1,301	90 Day Euro Dollar	Dec 09	314,216,763	312,028,588	(2,188,175)
887	90 Day Euro Dollar	Mar 10	215,164,363	213,702,900	(1,461,463)
268	90 Day Euro EURIBOR	Mar 09	99,926,505	99,918,758	(7,747)
160	90 Day Euro EURIBOR	Jun 09	59,704,775	59,671,883	(32,892)
282	90 Day Euro EURIBOR	Dec 08	105,156,976	105,166,144	9,168
1,547	90 Day Sterling	Sep 08	363,574,615	361,675,381	(1,899,234)
604	90 Day Sterling	Dec 08	142,686,126	141,022,060	(1,664,066)
696	90 Day Sterling	Mar 09	163,179,821	162,562,892	(616,929)
325	90 Day Sterling	Jun 09	76,415,260	75,937,718	(477,542)
99	90 Day Sterling	Dec 09	23,462,230	23,130,565	(331,665)

					$9,538,587 (1)

(1)	Cash of $26,687,000 has been segregated with the custodian to cover requirements for open futures contracts as of June 30, 2008.

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/24/08	AUD	2,251	$2,134,564	$2,157,641	$23,077
Brazilian Real,
Expiring 12/02/08	BRL	276,392	146,818,115	165,754,997	18,936,882
Chilean Peso,
Expiring 12/10/08	CLP	525,447	1,084,179	989,582	(94,597)
Chinese Yuan,
Expiring 11/13/08	CNY	85,455	12,582,000	12,751,776	169,776
Indian Rupee,
Expiring 08/12/08	INR	986,271	24,919,100	22,736,399	(2,182,701)
Expiring 11/12/08	INR	1,021,856	25,287,590	23,280,877	(2,006,713)
Indonesian Rupiah,
Expiring 10/29/08	IDR	25,172,400	2,645,735	2,668,047	22,312

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Purchase Contracts (continued)		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Kuwaiti Dinar,
Expiring 04/16/09	KWD	287	$1,099,023	$1,087,826	$(11,197)
Malaysian Ringgit,
Expiring 11/12/08	MYR	35,312	10,958,488	10,816,643	(141,845)
Expiring 02/12/09	MYR	18,045	5,646,000	5,531,169	(114,831)
Mexican Peso,
Expiring 07/10/08	MXN	298,229	26,982,407	28,873,011	1,890,604
Philippine Peso,
Expiring 08/22/08	PHP	687,991	15,608,423	15,258,621	(349,802)
Polish Zloty,
Expiring 07/10/08	PLZ	46,980	17,353,391	22,021,859	4,668,468
Russian Ruble,
Expiring 07/10/08	RUB	677,590	27,519,796	28,884,249	1,364,453
Expiring 11/19/08	RUB	295,127	11,953,543	12,513,839	560,296
Expiring 05/06/09	RUB	164,242	6,800,000	6,884,099	84,099
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	3,894	1,052,548	1,043,807	(8,741)
Singapore Dollar,
Expiring 11/21/08	SGD	56,254	40,681,955	41,612,741	930,786
South African Rand,
Expiring 07/10/08	ZAR	5,408	793,953	688,670	(105,283)
Expiring 12/10/08	ZAR	5,408	642,188	660,703	18,515
South Korean Won,
Expiring 08/04/08	KRW	23,814,154	25,297,174	22,732,106	(2,565,068)
Swedish Krona,
Expiring 09/09/08	SEK	18,540	3,052,932	3,066,297	13,365
United Arab Emirates,
Expiring 04/16/09	AED	3,801	1,054,019	1,044,785	(9,234)

			$411,967,123	$433,059,744	$21,092,621

Sale Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	222,804	$123,573,014	$133,617,964	$(10,044,950)
British Pound,
Expiring 08/11/08	GBP	58,508	115,514,361	116,148,694	(634,333)
Euro,
Expiring 07/28/08	EUR	63,024	98,088,669	99,228,517	(1,139,848)
Japanese Yen,
Expiring 07/28/08	JPY	1,247,027	11,567,968	11,763,327	(195,359)
Korean Won,
Expiring 08/04/08	KRW	23,814,154	22,775,637	22,732,106	43,531
Mexican Peso,
Expiring 07/10/08	MXN	298,229	27,521,686	28,873,011	(1,351,325)
Polish Zloty,
Expiring 07/10/08	PLZ	46,980	18,779,451	22,021,859	(3,242,408)
Russian Ruble,
Expiring 07/10/08	RUB	677,590	27,717,701	28,884,249	(1,166,548)
Expiring 11/19/08	RUB	51,717	2,051,440	2,192,872	(141,432)
Expiring 05/06/09	RUB	243,410	10,021,623	10,202,356	(180,733)
South African Rand,
Expiring 07/10/08	ZAR	5,408	668,909	690,693	(21,784)

			$458,280,459	$476,355,648	$(18,075,189)

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citigroup, Inc.(2)	12/17/38		$23,300	5.00%	3 month LIBOR	$(40,831)
Deutsche Bank AG(1)	12/17/10		3,700	4.00%	3 month LIBOR	(26,832)
Lehman Brothers, Inc.(1)	12/17/08		1,300	4.00%	3 month LIBOR	(9,640)
Lehman Brothers, Inc.(2)	12/17/38		5,000	5.00%	3 month LIBOR	(127,830)
Lehman Brothers, Inc.(2)	12/17/28		7,900	5.00%	3 month LIBOR	(21,326)
Merrill Lynch & Co.(2)	12/17/38		12,400	5.00%	3 month LIBOR	(290,619)
Morgan Stanley Capital Services, Inc.(1)	12/17/10		26,800	4.00%	3 month LIBOR	(117,578)
Morgan Stanley Capital Services, Inc.(1)	06/17/10		54,700	4.00%	3 month LIBOR	161,051
Morgan Stanley Capital Services, Inc.(2)	12/17/38		8,000	5.00%	3 month LIBOR	(118,696)
Morgan Stanley Capital Services, Inc.(2)	12/17/18		190,900	5.00%	3 month LIBOR	1,694,484
Morgan Stanley Capital Services, Inc.(2)	12/17/28		27,800	5.00%	3 month LIBOR	(55,251)
Royal Bank of Scotland PLC(1)	06/17/10		74,400	4.00%	3 month LIBOR	194,378
Royal Bank of Scotland PLC(1)	12/17/10		16,600	4.00%	3 month LIBOR	(75,389)
Royal Bank of Scotland PLC(2)	12/17/18		94,500	5.00%	3 month LIBOR	371,356
Royal Bank of Scotland PLC(2)	12/17/38		7,900	5.00%	3 month LIBOR	(47,577)
Royal Bank of Scotland PLC(2)	12/17/38		21,000	5.00%	3 month LIBOR	(446,470)
Merrill Lynch & Co.(2)	05/21/09		14,400	5.50%	ICAP CMM FRA Fixing Rate	333,465
Merrill Lynch & Co.(2)	02/20/09		12,000	5.00%	ICAP CMM FRA Fixing Rate	80,565
BNP Paribas(1)	02/05/09		17,700	0.71%	USSP Semi 2-Year Index	(62,647)
BNP Paribas(1)	02/05/09		34,400	0.76%	USSP Semi 5-Year Index	(184,837)
UBS AG(1)	03/15/10	AUD	8,300	7.50%	3 month Australian Bank Bill rate	(5,243)
UBS AG(1)	09/15/09	AUD	140,900	7.00%	3 month Australian Bank Bill rate	(1,319,923)
Deutsche Bank AG(1)	03/20/13	AUD	14,100	7.00%	6 month Australian Bank Bill rate	(475,715)
Deutsche Bank AG(2)	03/20/18	AUD	19,400	6.50%	6 month Australian Bank Bill rate	411,089
UBS AG(1)	03/15/11	AUD	51,700	7.50%	6 month Australian Bank Bill rate	(513,316)
Barclays Bank PLC(1)	01/04/10	BRL	17,200	11.36%	Brazilian interbank lending rate	(472,526)
Merrill Lynch & Co.(1)	01/04/10	BRL	15,800	11.43%	Brazilian interbank lending rate	(419,380)
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	(785,490)
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	(648,876)
Merrill Lynch & Co.(1)	01/04/10	BRL	5,700	12.95%	Brazilian interbank lending rate	(48,430)
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	13,800	12.78%	Brazilian interbank lending rate	(136,112)
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	10,900	12.67%	Brazilian interbank lending rate	(140,896)
UBS AG(1)	01/02/12	BRL	29,400	10.58%	Brazilian interbank lending rate	(1,399,301)
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	(774,516)
UBS AG(1)	01/04/10	BRL	10,900	12.41%	Brazilian interbank lending rate	(138,847)
JPMorgan Chase Bank(1)	12/24/08	EUR	9,800	0.75%	CMS 10y - 2y	(1,624)
Barclays Bank PLC(1)	10/15/10	EUR	5,300	2.10%	FRC – Excluding Tobacco –
					Non-Revised Consumer Price Index	(111,735)
BNP Paribas(1)	10/15/10	EUR	1,200	2.09%	FRC – Excluding Tobacco –
					Non-Revised Consumer Price Index	(28,632)
Royal Bank of Scotland PLC(1)	03/30/12	EUR	6,700	1.95%	FRC – Excluding Tobacco –
					Non-Revised Consumer Price Index	(326,853)
Royal Bank of Scotland PLC(1)	03/28/12	EUR	4,100	1.96%	FRC – Excluding Tobacco –
					Non-Revised Consumer Price Index	(196,705)
UBS AG(1)	10/15/10	EUR	1,200	2.15%	FRC – Excluding Tobacco –
					Non-Revised Consumer Price Index	(23,505)
SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	03/20/09	GBP	$14,300	6.00%	6 month LIBOR	$(75,197)
Barclays Bank PLC(1)	12/20/08	GBP	24,700	6.00%	6 month LIBOR	(68,356)
Barclays Bank PLC(1)	06/15/09	GBP	14,700	5.00%	6 month LIBOR	(132,248)
Barclays Bank PLC(2)	12/15/36	GBP	3,000	4.00%	6 month LIBOR	983,243
Credit Suisse International(1)	06/15/09	GBP	2,900	5.00%	6 month LIBOR	(529,782)
Deutsche Bank AG(1)	12/20/08	GBP	14,800	6.00%	6 month LIBOR	(43,553)
Deutsche Bank AG(2)	12/15/36	GBP	9,400	4.00%	6 month LIBOR	(88,880)
HSBC Bank USA, N.A.(1)	09/17/13	GBP	9,000	5.00%	6 month LIBOR	(840,658)
HSBC Bank USA, N.A.(2)	12/15/36	GBP	5,300	4.00%	6 month LIBOR	1,250,214
Lehman Brothers, Inc.(1)	09/20/09	GBP	24,800	4.50%	6 month LIBOR	(1,187,157)
Merrill Lynch & Co.(2)	12/15/35	GBP	1,700	4.00%	6 month LIBOR	69,095
Royal Bank of Scotland PLC(1)	03/20/09	GBP	13,200	6.00%	6 month LIBOR	(66,581)
Royal Bank of Scotland PLC(2)	12/15/36	GBP	8,200	4.00%	6 month LIBOR	1,800,375

						$(5,276,245)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(1)	03/20/13	$7,000	2.07%	American International Group, Inc.,
				6.25%, due 05/01/36	$(23,424)
Citigroup, Inc.(1)	03/20/13	10,000	2.07%	American International Group, Inc.,
				6.25%, due 05/01/36	(33,463)
Barclays Bank PLC(1)	03/20/13	3,900	1.67%	American International Group, Inc.,
				6.25%, due 05/01/36	(74,959)
Deutsche Bank AG(1)	03/20/13	4,200	0.85%	Berkshire Hathaway, 4.625%,
				due 10/15/13	(15,088)
Morgan Stanley Capital Services, Inc.(1)	12/13/49	35,900	0.08%	CMBX.NA.AAA.3 Index	2,389,205
Royal Bank of Scotland PLC(1)	12/20/08	27,600	0.55%	Deutsche Bank, 5.50%, due 05/18/11	25,674
Citigroup, Inc.(1)	06/20/12	15,501	0.36%	Dow Jones CDX HY-8 Index	(520,285)
Citigroup, Inc.(1)	06/20/12	4,968	0.36%	Dow Jones CDX HY-8 Index	(165,928)
Citigroup, Inc.(1)	06/20/12	4,173	0.40%	Dow Jones CDX HY-8 Index	(133,665)
Merrill Lynch & Co., Inc.(1)	06/20/12	3,000	1.83%	Dow Jones CDX HY-8 Index	(215,589)
Citigroup, Inc.(1)	06/20/12	1,100	1.85%	Dow Jones CDX HY-8 Index	(78,536)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	1,000	2.08%	Dow Jones CDX HY-8 Index	(62,993)
Merrill Lynch & Co., Inc.(1)	06/20/12	600	2.13%	Dow Jones CDX HY-8 Index	(36,783)
Merrill Lynch & Co., Inc.(1)	06/20/12	1,600	2.07%	Dow Jones CDX HY-8 Index	(101,364)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	2,100	2.14%	Dow Jones CDX HY-8 Index	(127,762)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	700	2.17%	Dow Jones CDX HY-8 Index	(41,833)
Citigroup, Inc.(1)	06/20/12	1,200	2.14%	Dow Jones CDX HY-8 Index	(72,835)
Citigroup, Inc.(1)	06/20/12	700	2.18%	Dow Jones CDX HY-8 Index	(41,607)
Barclays Bank PLC(2)	06/20/13	47,800	1.55%	Dow Jones CDX IG 10 5Y Index	155,049
Deutsche Bank AG(2)	06/20/13	66,500	1.55%	Dow Jones CDX IG 10 5Y Index	28,602
Morgan Stanley Capital Services, Inc.(2)	06/20/13	113,800	1.55%	Dow Jones CDX IG 10 5Y Index	664,474

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(1)	06/20/13	$5,400	0.53%	Dow Jones CDX IG 10 5Y Index	$81
Deutsche Bank AG(1)	12/20/12	26,400	0.71%	Dow Jones CDX IG 9 5Y Index	236,652
Barclays Bank PLC(1)	12/20/12	39,700	0.76%	Dow Jones CDX IG 9 5Y Index	555,451
Lehman Brothers, Inc.(1)	03/20/16	1,800	1.98%	Federative Republic of Brazil, 12.25%, due 03/06/30	77,417
Barclays Bank PLC(1)	09/20/12	2,500	4.15%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(572,388)
Deutsche Bank AG(1)	09/20/12	2,200	5.65%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(423,349)
Barclays Bank PLC(1)	09/20/12	600	5.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	(113,268)
UBS AG(1)	09/20/12	3,100	6.20%	Ford Motor Credit Corp., 7.25%, due 10/25/11	(553,692)
BNP Paribas(1)	12/20/10	1,400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	(13,539)
Citigroup, Inc.(1)	03/20/09	4,400	0.75%	General Electric Capital Corp., 6.00%, due 06/15/12	(3,110)
Barclays Bank PLC(1)	12/20/10	400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	(3,936)
Deutsche Bank AG(1)	12/20/10	600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	(5,660)
Barclays Bank PLC(1)	06/20/10	1,800	0.77%	General Electric Capital Corp., 6.00%, due 06/15/12	(16,579)
Morgan Stanley Capital Services, Inc.(1)	01/20/09	3,600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	1,767
Lehman Brothers, Inc.(1)	03/20/13	13,100	8.90%	General Motors, 7.125%, due 07/15/13	(2,856,547)
Deutsche Bank AG(1)	12/20/12	1,700	4.50%	General Motors, 7.125%, due 07/15/13	(552,154)
BNP Paribas(1)	12/20/12	300	4.80%	General Motors, 7.125%, due 07/15/13	(95,222)
Citigroup, Inc.(1)	12/20/12	1,700	4.60%	General Motors, 7.125%, due 07/15/13	(547,967)
Merrill Lynch & Co., Inc.(1)	09/20/09	5,800	1.85%	GMAC LLC, 6.875%, due 08/28/12	(906,074)
Barclays Bank PLC(1)	09/20/12	2,500	3.65%	GMAC LLC, 6.875%, due 08/28/12	(753,256)
Citigroup, Inc.(1)	09/20/12	2,500	3.72%	GMAC LLC, 6.875%, due 08/28/12	(749,680)
Deutsche Bank AG(1)	09/20/12	2,300	3.20%	GMAC LLC, 6.875%, due 08/28/12	(714,191)
Deutsche Bank AG(1)	09/20/12	1,600	4.00%	GMAC LLC, 6.875%, due 08/28/12	(470,641)
Barclays Bank PLC(1)	09/20/12	3,300	4.80%	GMAC LLC, 6.875%, due 08/28/12	(916,758)
Credit Suisse International(1)	11/20/08	1,600	1.00%	JSC GAZPROM	2,371
Morgan Stanley Capital Services, Inc.(1)	02/20/13	1,100	2.18%	JSC GAZPROM	12,922
UBS AG(1)	02/20/13	2,300	2.18%	JSC GAZPROM	26,879
HSBC Bank USA, N.A.(1)	12/20/08	9,200	1.25%	JSC GAZPROM	17,448
HSBC Bank USA, N.A.(1)	11/20/08	4,800	0.97%	JSC GAZPROM	6,378
Lehman Brothers, Inc.(1)	03/20/13	3,400	2.05%	Metlife, Inc., 5.00%, due 06/15/15	140,784
Deutsche Bank AG(1)	03/20/13	10,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	423,757
Barclays Bank PLC(1)	07/20/11	2,000	0.83%	Petroleos Mexicanos, 9.50%, due 09/15/27	156
Royal Bank of Scotland PLC(1)	06/20/09	4,000	0.45%	Republic of Indonesia, 6.75%, due 03/10/14	(35,703)

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.(1)	12/20/08	$2,200	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	$(3,435)
JPMorgan Chase Bank(1)	01/20/17	400	1.25%	Republic of Panama, 8.875%, due 09/30/27	(11,129)
Credit Suisse International(1)	02/20/17	1,500	1.20%	Republic of Panama, 8.875%, due 09/30/27	(49,721)
Morgan Stanley Capital Services, Inc.(1)	12/20/08	8,000	0.31%	Russian Federation, 7.50%, due 03/31/30	(4,891)
Barclays Bank PLC(1)	06/20/09	1,200	5.10%	SLM Corp., 5.125%, due 08/27/12	3,175
HSBC Bank USA, N.A.(1)	04/20/09	1,900	0.70%	Ukraine Government, 7.65%, due 06/11/13	(14,385)
JPMorgan Chase Bank(1)	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	(2,068)
Lehman Brothers, Inc.(1)	03/20/16	1,200	0.92%	United Mexican States, 7.50%, due 04/08/33	(24,810)

					$(7,392,025)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$61,057,989	$9,538,587
Level 2 – Other Significant Observable Inputs – Long	5,743,703,664	(9,650,838)
Level 2 – Other Significant Observable Inputs – Short	(16,721,774)	—
Level 3 – Significant Unobservable Inputs	362,183	—

Total	$5,788,402,062	$(112,251)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$493,174
Accrued discounts/premiums	—
Realized gain (loss)	(1,069)
Change in unrealized appreciation (depreciation)	(91,085)
Net purchases (sales)	(38,837)
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$362,183

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as June 30, 2008 were as follows:

U.S. Government Agency Mortgage-Backed Securities	56.5%
Financial Services	18.1
Collateralized Mortgage Obligations	12.3
Financial – Bank & Trust	8.8
Asset-Backed Securities	8.5
Commercial Paper	1.6
Municipal Bonds	1.3
Telecommunications	1.1
Insurance	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Oil & Gas	1.0%
U.S. Government Agency Obligations	0.8
Media	0.8
Bank Loans	0.8
Affiliated Money Market Mutual Fund	0.7
Biotechnology	0.6
Retail & Merchandising	0.6
Electric	0.6
Foreign Government Bonds	0.6
Automobile Manufacturers	0.4
Real Estate	0.2
Beverages	0.2
Machinery & Equipment	0.2
Medical Supplies & Equipment	0.1
Options Purchased	0.1
Automotive Parts	0.1
Tobacco	0.1
Metals & Mining	0.1

117.2
Written Options and Securities Sold Short	(0.3)
Liabilities in excess of other assets	(16.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $5,896,163,575)	$5,771,741,227
Affiliated investments (cost $33,382,609)	33,382,609
Cash	26,687,000
Receivable for investments sold	658,466,622
Dividends and interest receivable	31,117,109
Unrealized appreciation on foreign currency forward contracts	28,726,164
Unrealized appreciation on swap agreements	12,117,557
Receivable for fund share sold	1,552,798
Prepaid expenses	10,315

Total Assets	6,563,801,401

LIABILITIES:
Payable for investments purchased	1,533,139,060
Unrealized depreciation on foreign currency forward contracts	25,708,732
Unrealized depreciation on swap agreements	24,785,827
Securities sold short, at value (proceeds received $9,579,187)	9,541,000
Written options, at value (premium received $12,798,638)	7,180,774
Payable to custodian	6,009,320
Payable for fund share repurchased	4,187,569
Advisory fees payable	1,240,979
Due to broker-variation margin	787,593
Accrued expenses and other liabilities	60,440
Shareholder servicing fees payable	38,438

Total Liabilities	1,612,679,732

NET ASSETS	$4,951,121,669

Net assets were comprised of:
Paid-in capital	$4,787,087,110
Retained earnings	164,034,559

Net assets, June 30, 2008	$4,951,121,669

Net asset value and redemption price per share, $4,951,121,669 / 422,380,706 outstanding shares of beneficial interest	$11.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$118,645,345
Affiliated dividend income	399,447
Unaffiliated dividend income	109,356

119,154,148

EXPENSES
Advisory fees	15,926,643
Shareholder servicing fees and expenses	1,715,177
Custodian and accounting fees	392,000
Trustees’ fees	26,000
Audit fee	20,000
Insurance expenses	15,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses	9,000
Shareholders’ reports	3,000
Miscellaneous	11,511

Total expenses	18,127,331

NET INVESTMENT INCOME	101,026,817

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	9,508,502
Futures transactions	87,247,434
Short sale transactions	(498,719)
Options written transactions	8,269,800
Swap agreement transactions	60,726,157
Foreign currency transactions	16,055,165

181,308,339

Net change in unrealized appreciation (depreciation) on:
Investments	(148,502,164)
Futures	(78,845,013)
Foreign currencies	(15,574,552)
Short sales	38,187
Options written	30,953,301
Swap agreements	(13,274,290)

(225,204,531)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(43,896,192)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,130,625

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$101,026,817	$190,725,753
Net realized gain on investment and foreign currency transactions	181,308,339	40,321,725
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(225,204,531)	130,385,053

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	57,130,625	361,432,531

DISTRIBUTIONS	(218,442,030)	(105,990,840)

FUND SHARE TRANSACTIONS:
Fund share sold [93,305,213 and 197,607,053 shares, respectively]	1,154,984,138	2,317,076,825
Fund share issued in reinvestment of distributions [18,814,990 and 8,906,793 shares, respectively]	218,442,030	105,990,840
Fund share repurchased [84,368,952 and 104,656,144 shares, respectively]	(1,036,481,863)	(1,250,254,312)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	336,944,305	1,172,813,353

TOTAL INCREASE IN NET ASSETS	175,632,900	1,428,255,044
NET ASSETS:
Beginning of period	4,775,488,769	3,347,233,725

End of period	$4,951,121,669	$4,775,488,769

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	3,485,978	$60,830,309
AST DeAM Large-Cap Value Portfolio	1,132,805	10,376,494
AST Federated Aggressive Growth Portfolio	1,089,502	8,541,698
AST Global Real Estate Portfolio*	835,097	7,206,884
AST High Yield Portfolio	1,395,547	9,754,875
AST International Growth Portfolio	3,003,966	40,433,388
AST International Value Portfolio	1,866,572	32,179,706
AST Large-Cap Value Portfolio	4,042,608	59,224,203
AST Marsico Capital Growth Portfolio	5,007,674	97,649,637
AST MFS Growth Portfolio	1,152,564	11,640,896
AST Mid-Cap Value Portfolio	460,769	4,962,487
AST Money Market Portfolio	2,143,808	2,143,808
AST Neuberger Berman Mid-Cap Growth Portfolio*	379,838	7,566,378
AST Parametric Emerging Marketing Equity Portfolio	835,540	7,569,995
AST PIMCO Total Return Bond Portfolio	49,447,331	579,522,717
AST Small-Cap Value Portfolio	666,615	7,566,082
AST T. Rowe Price Global Bond Portfolio	1,735,613	20,428,168
AST T. Rowe Price Large-Cap Growth Portfolio	6,048,946	64,360,789
AST T. Rowe Price Natural Resources Portfolio	495,656	20,336,765
AST Western Asset Core Plus Bond Portfolio	14,204,696	144,177,661

TOTAL LONG-TERM INVESTMENTS (cost $1,282,432,142)		1,196,472,940

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $4,751,878)	4,751,878	4,751,878

TOTAL INVESTMENTS(w) — 99.9% (cost $1,287,184,020; Note 6)		1,201,224,818
Other assets in excess of liabilities — 0.1%		1,775,957

NET ASSETS — 100.0%		$1,203,000,775

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,201,224,818	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,201,224,818	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Core Bonds	60.1%
Large/Mid-Cap Growth	15.1
Large/Mid-Cap Value	11.3
International Growth	3.4
International Value	2.7
Global Bonds	1.7
Sector	1.7
High Yield	0.8
Small-Cap Growth	0.7
Emerging Markets	0.6
Small-Cap Value	0.6
Global Real Estate	0.6
Money Market	0.2

99.5
Short-Term Investment	0.4
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $1,287,184,020)	$1,201,224,818
Cash	1,390,852
Receivable for fund share sold	4,091,032
Dividends receivable	12,286
Prepaid expenses	806

Total Assets	1,206,719,794

LIABILITIES:
Payable for investments purchased	3,663,391
Accrued expenses and other liabilities	30,858
Advisory fees payable	24,623
Payable for fund share repurchased	147

Total Liabilities	3,719,019

NET ASSETS	$1,203,000,775

Net assets were comprised of:
Paid-in capital	$1,228,225,125
Retained earnings	(25,224,350)

Net assets, June 30, 2008	$1,203,000,775

Net asset value and redemption price per share, $1,203,000,775 / 110,957,770 outstanding shares of beneficial interest	$10.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$27,872,720

EXPENSES
Advisory fees	805,263
Custodian and accounting fees	72,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Insurance expenses	5,000
Trustees’ fees	4,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Miscellaneous	4,277

Total expenses	915,540

NET INVESTMENT INCOME	26,957,180

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	2,588,103
Net capital gain distribution received	31,189,569

33,777,672

Net change in unrealized appreciation (depreciation) on investments	(99,002,680)

NET LOSS ON INVESTMENTS	(65,225,008)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,267,828)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$26,957,180	$9,706,901
Net realized gain on investment transactions	33,777,672	38,685,301
Net change in unrealized appreciation (depreciation) on investments	(99,002,680)	(1,935,637)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(38,267,828)	46,456,565

DISTRIBUTIONS	(48,104,163)	(1,487,173)

FUND SHARE TRANSACTIONS:
Fund share sold [54,642,882 and 47,675,343 shares, respectively]	626,865,516	538,038,428
Fund share issued in reinvestment of distributions [4,389,066 and 127,764 shares, respectively]	48,104,163	1,487,173
Fund share repurchased [8,712,620 and 15,712,647 shares, respectively]	(100,036,267)	(179,433,482)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	574,933,412	360,092,119

TOTAL INCREASE IN NET ASSETS	488,561,421	405,061,511
NET ASSETS:
Beginning of period	714,439,354	309,377,843

End of period	$1,203,000,775	$714,439,354

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 128.0%
COMMON STOCKS
Aerospace & Defense — 3.3%
Boeing Co.	15,500	$1,018,660
Honeywell International, Inc.	16,700	839,676
L-3 Communications Holdings, Inc.	13,100	1,190,397
Lockheed Martin Corp.	13,600	1,341,776
Northrop Grumman Corp.	27,200	1,819,680
Raytheon Co.	32,620	1,835,854
United Technologies Corp.	7,400	456,580

		8,502,623

Agriculture — 0.6%
Archer-Daniels-Midland Co.	48,200	1,626,750

Auto Parts & Equipment — 0.6%
Johnson Controls, Inc.	53,600	1,537,248
Spartan Motors, Inc.	10,900	81,423

		1,618,671

Banks — 0.1%
MainSource Financial Group, Inc.	5,300	82,150
Provident Bankshares Corp.	18,000	114,840

		196,990

Beverages — 1.7%
Coca-Cola Co.	39,200	2,037,616
Pepsi Bottling Group, Inc.	25,400	709,168
PepsiAmericas, Inc.	45,700	903,946
PepsiCo, Inc.	12,000	763,080

		4,413,810

Biotechnology — 1.2%
Amgen, Inc.*	17,700	834,732
Biogen Idec, Inc.*	22,800	1,274,292
Gilead Sciences, Inc.*	13,500	714,825
Martek Biosciences Corp.*	10,300	347,213

		3,171,062

Building Materials
Comfort Systems USA, Inc.	3,700	49,728

Chemicals — 3.1%
DuPont (E.I.) de Nemours & Co.	20,300	870,667
Lubrizol Corp. (The)	10,800	500,364
Monsanto Co.	24,000	3,034,560
Mosaic Co. (The)*	13,300	1,924,510
OM Group, Inc.*	1,800	59,022
Terra Industries, Inc.	36,000	1,776,600

		8,165,723

Commercial Banks — 3.0%
Bank of America Corp.	89,346	2,132,689
Capital One Financial Corp.	12,800	486,528
Central Pacific Financial Corp.	21,800	232,388
Fifth Third Bancorp	37,600	382,768
Huntington Bancshares, Inc.	155,200	895,504
Regions Financial Corp.	124,200	1,355,022
Wachovia Corp.	75,720	1,175,932
Zions Bancorp	35,300	1,111,597

		7,772,428

Commercial Services — 1.4%
Accenture Ltd. (Class A Stock) (Bermuda)	52,300	2,129,656
ITT Educational Services, Inc.*	5,400	446,202
Riskmetrics Group, Inc.*	3,900	76,596
Weight Watchers International, Inc.	29,600	1,054,056

		3,706,510

Commercial Services & Supplies — 0.1%
Nalco Holding Co.	11,100	234,765
Communication Equipment — 1.8%
Cisco Systems, Inc.*	67,000	1,558,420
QUALCOMM, Inc.	69,300	3,074,841

		4,633,261

Computer Hardware — 0.4%
Western Digital Corp.*	27,100	935,763

Computer Services & Software — 2.7%
Advent Software, Inc.*	19,700	710,776
Integral Systems, Inc.	2,400	92,880
Microsoft Corp.	224,200	6,167,742

		6,971,398

Computers
iGATE Corp.*	4,500	36,585

Computers & Peripherals — 4.0%
Apple, Inc.*	9,600	1,607,424
Dell, Inc.*	113,000	2,472,440
EMC Corp.*	25,000	367,250
Hewlett-Packard Co.	89,660	3,963,869
International Business Machines Corp.	17,100	2,026,863

		10,437,846

Conglomerates — 2.4%
General Electric Co.	237,970	6,351,419

Construction — 0.8%
Jacobs Engineering Group, Inc.*	9,800	790,860
NCI Buildings Systems, Inc.*	31,600	1,160,668

		1,951,528

Consumer Products & Services — 2.8%
Bare Escentuals, Inc.*	54,600	1,022,658
Colgate-Palmolive Co.	31,300	2,162,830
Kimberly-Clark Corp.	11,225	671,030
Leapfrog Enterprises, Inc.*	33,400	277,888
Procter & Gamble Co.	51,000	3,101,310

		7,235,716

Containers & Packaging — 0.5%
Ball Corp.	4,600	219,604
Greif, Inc. (Class A Stock)	16,800	1,075,704

		1,295,308

Distribution/Wholesale — 0.1%
Genuine Parts Co.	4,100	162,688

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Diversified Financial Services — 2.7%
Discover Financial Services	77,900	$1,025,943
Goldman Sachs Group, Inc. (The)	2,800	489,720
Interactive Brokers Group, Inc.*	39,000	1,253,070
IntercontinentalExchange, Inc.*	1,200	136,800
Investment Technology Group, Inc.*	21,600	722,736
Knight Capital Group, Inc. (Class A Stock)*	18,000	323,640
MF Global Ltd. (Bermuda)*	52,300	330,013
Morgan Stanley	57,300	2,066,811
NASDAQ OMX Group, Inc. (The)*	9,100	241,605
Raymond James Financial, Inc.	19,100	504,049

		7,094,387

Diversified Manufacturing
Kenexa Corp.*	5,500	103,620

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	140,200	4,723,338
Verizon Communications, Inc.	39,300	1,391,220

		6,114,558

Electric — 0.4%
AAON, Inc.	8,800	169,488
CTS Corp.	5,200	52,260
Daktronics, Inc.	27,000	544,590
ITC Holdings Corp.	1,800	91,998
Pinnacle West Capital Corp.	2,200	67,694
Portland General Electric Co.	5,900	132,868

		1,058,898

Electric Utilities — 0.8%
American Electric Power Co., Inc.	12,100	486,783
Pepco Holdings, Inc.	62,300	1,597,995

		2,084,778

Electronic Components — 1.8%
Arrow Electronics, Inc.*	7,500	230,400
Emerson Electric Co.	26,700	1,320,315
Parker Hannifin Corp.	18,200	1,298,024
Tyco International Ltd. (Bermuda)	43,700	1,749,748

		4,598,487

Electronics — 0.8%
Dionex Corp.*	19,100	1,267,667
Photon Dynamics, Inc.*	26,200	395,096
Trimble Navigation Ltd.*	14,600	521,220

		2,183,983

Energy — 0.6%
First Solar, Inc.*	5,500	1,500,510

Engineering/Construction — 1.3%
Fluor Corp.	11,600	2,158,528
Foster Wheeler Ltd.*	15,900	1,163,085

		3,321,613

Environmental Control
Waste Services, Inc.*	8,200	57,728

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)	3,800	409,222

Financial – Bank & Trust — 1.3%
BB&T Corp.	6,700	152,559
Prospect Capital Corp.	3,900	51,402
Sovereign Bancorp, Inc.	79,900	588,064
State Street Corp.	9,100	582,309
Sun Bancorp, Inc.*	3,165	32,125
TCF Financial Corp.	13,500	162,405
U.S. Bancorp	15,460	431,179
Wells Fargo & Co.	52,700	1,251,625

		3,251,668

Financial – Brokerage — 0.2%
Legg Mason, Inc.	7,400	322,418
Nu Skin Enterprises, Inc. (Class A Stock)	11,200	167,104

		489,522

Financial Services — 1.0%
Citigroup, Inc.	53,400	894,984
H&R Block, Inc.	8,100	173,340
JPMorgan Chase & Co.	42,176	1,447,059
NYSE Euronext, Inc.	4,000	202,640

		2,718,023

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	41,800	2,349,160
Walgreen Co.	33,800	1,098,838

		3,447,998

Food Products — 0.4%
ConAgra Foods, Inc.	4,100	79,048
Del Monte Foods Co.	129,700	920,870
General Mills, Inc.	800	48,616

		1,048,534

Foods — 0.9%
Hormel Foods Corp.	2,600	89,986
Safeway, Inc.	39,700	1,133,435
Sara Lee Corp.	62,800	769,300
SYSCO Corp.	14,600	401,646

		2,394,367

Gas Utilities — 0.1%
ONEOK, Inc.	3,100	151,373

Healthcare Equipment & Supplies — 0.6%
Kinetic Concepts, Inc.*	24,100	961,831
Quidel Corp.*	4,200	69,384
Spectranetics Corp. (The)*	27,400	270,164
St. Jude Medical, Inc.*	7,000	286,160

		1,587,539

Healthcare Products — 0.4%
Idexx Laboratories, Inc.*	4,900	238,826
Masimo Corp.*	24,400	838,140
Vital Signs, Inc.	1,200	68,136

		1,145,102

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Healthcare Providers & Services — 1.3%
CIGNA Corp.	41,800	$1,479,302
Express Scripts, Inc.*	21,100	1,323,392
LifePoint Hospitals, Inc.*	21,700	614,110

		3,416,804

Healthcare Services — 0.5%
Humana, Inc.*	34,900	1,387,973

Hotels, Restaurants & Leisure — 1.7%
Ameristar Casinos, Inc.	31,800	439,476
Boyd Gaming Corp.	67,300	845,288
Burger King Holdings, Inc.	16,500	442,035
International Speedway Corp. (Class A Stock)	16,600	647,898
McDonald’s Corp.	38,300	2,153,226

		4,527,923

Household Durables — 0.3%
Harman International Industries, Inc.	5,400	223,506
NVR, Inc.*	100	50,008
Whirlpool Corp.	8,700	537,051

		810,565

Industrial Conglomerates — 0.7%
3M Co.	27,200	1,892,848

Industrial Products — 0.1%
Cognex Corp.	15,500	357,275

Insurance — 4.9%
ACE Ltd. (Cayman Islands)	31,030	1,709,443
Aflac, Inc.	17,890	1,123,492
Allied World Assurance Holdings Ltd.	18,000	713,160
Amercan Physicians Capital, Inc.	2,500	121,100
American Financial Group, Inc.	54,800	1,465,900
American International Group, Inc.	16,687	441,538
Arch Capital Group Ltd. (Bermuda)*	13,600	901,952
Aspen Insurance Holdings Ltd. (Bermuda)	29,100	688,797
CNA Financial Corp.	1,500	37,725
Darwin Professional Underwriters, Inc.*	3,500	107,800
Endurance Specialty Holdings Ltd. (Bermuda)	33,200	1,022,228
Meadowbrook Insurance Group, Inc.	3,100	16,430
MetLife, Inc.	17,700	934,029
PartnerRe Ltd. (Bermuda)	7,700	532,301
Platinum Underwriters Holdings Ltd. (Bermuda)	40,200	1,310,922
RenaissanceRe Holdings Ltd.	21,600	964,872
SeaBright Insurance Holdings, Inc.*	6,900	99,912
Travelers Cos., Inc. (The)	4,400	190,960
United America Indemnity Ltd.*	7,300	97,601
Validus Holdings Ltd. (Bermuda)	6,400	136,000

		12,616,162

Internet — 1.2%
Avocent Corp.*	46,900	872,340
Stamps.com, Inc.*	31,300	390,624
Symantec Corp.*	95,400	1,845,990

		3,108,954

Internet Services — 2.3%
Affiliated Computer Services, Inc. (Class A Stock)*	21,000	1,123,290
eBay, Inc.*	4,700	128,451
Google, Inc. (Class A Stock)*	5,300	2,790,026
IAC/InterActive Corp.*	61,000	1,176,080
RealNetworks, Inc.*	33,400	220,440
United Online, Inc.	5,700	57,171
Yahoo!, Inc.*	17,100	353,286

		5,848,744

Internet Software & Services — 0.3%
ValueClick, Inc.*	57,300	868,095

Investment Companies — 0.4%
Ares Capital Corp.	62,700	632,016
Blackrock Kelso Capital Corp.	2,700	25,542
Hercules Technology Growth Capital, Inc.	10,000	89,300
MVC Capital, Inc.	12,500	171,125

		917,983

Leisure — 0.1%
Jakks Pacific, Inc.*	9,900	216,315

Machinery — 0.4%
Cummins, Inc.	10,500	687,960
Robbins & Myers, Inc.	5,000	249,350
Sun Hydraulics Corp.	5,000	161,350

		1,098,660

Machinery & Equipment — 2.5%
Caterpillar, Inc.	31,600	2,332,712
Columbus Mckinnon Corp.*	21,900	527,352
Crane Co.	17,900	689,687
Deere & Co.	8,700	627,531
Ingersoll-Rand Co. Ltd. (Class A Stock)	39,100	1,463,513
Insteel Industries, Inc.	15,500	283,805
Zebra Technologies Corp. (Class A Stock)*	18,100	590,784

		6,515,384

Media — 3.3%
CBS Corp. (Class B Stock)	34,650	675,328
Comcast Corp. (Class A Stock)	2,650	50,271
DIRECTV Group, Inc. (The)*	73,100	1,894,021
Entercom Communications Corp. (Class A Stock)	5,700	40,014
Factset Research Systems, Inc.	3,200	180,352
Gannett Co., Inc.	63,300	1,371,711
Sinclair Broadcast Group, Inc. (Class A Stock)	42,900	326,040
Time Warner, Inc.	75,200	1,112,960
Viacom, Inc. (Class B Stock)*	19,700	601,638

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Media (cont’d.)
Walt Disney Co. (The)	75,900	$2,368,080

		8,620,415

Media – Cable — 0.3%
Time Warner Cable, Inc.*	33,700	892,376

Medical Supplies & Equipment — 2.9%
AngioDynamics, Inc.*	4,300	58,566
Becton, Dickinson and Co.	15,200	1,235,760
C.R. Bard, Inc.	3,200	281,440
Charles River Laboratories International, Inc.*	900	57,528
Forest Laboratories, Inc.*	49,200	1,709,208
Medtronic, Inc.	52,500	2,716,875
Merit Medical Systems, Inc.*	17,100	251,370
PDL BioPharma, Inc.	16,900	179,478
Stryker Corp.	3,500	220,080
Zimmer Holdings, Inc.*	10,300	700,915

		7,411,220

Metals & Mining — 2.0%
Carpenter Technology Corp.	10,500	458,325
Freeport-McMoRan Copper & Gold, Inc.	21,700	2,543,023
Mueller Industries, Inc.	1,600	51,520
Newmont Mining Corp.	15,300	798,048
Reliance Steel & Aluminum Co.	17,300	1,333,657

		5,184,573

Miscellaneous Manufacturers — 0.8%
Acuity Brands, Inc.	19,600	942,368
Cooper Industries Ltd. (Class A Stock)	28,600	1,129,700

		2,072,068

Multi-Line Retail — 0.1%
Dollar Tree, Inc.*	8,100	264,789

Multi-Utilities — 0.7%
Consolidated Edison, Inc.	15,000	586,350
NiSource, Inc.	64,500	1,155,840

		1,742,190

Office Electronics — 0.4%
Xerox Corp.	70,800	960,048

Office Equipment
Steelcase, Inc.	4,700	47,141

Oil & Gas — 3.1%
Noble Corp. (Cayman Islands)	32,700	2,124,192
Patterson-UTI Energy, Inc.	47,700	1,719,108
Unit Corp.*	24,700	2,049,359
Williams Cos., Inc.	54,100	2,180,771

		8,073,430

Oil & Gas Equipment & Services — 0.2%
Pride International, Inc.*	13,700	647,873

Oil & Gas Services — 0.4%
Cameron International Corp.*	19,700	1,090,395

Oil, Gas & Consumable Fuels — 16.0%
Anadarko Petroleum Corp.	11,400	853,176
Apache Corp.	6,900	959,100
Chesapeake Energy Corp.	11,700	771,732
Chevron Corp.	55,546	5,506,275
CNX Gas Corp*	13,400	563,336
ConocoPhillips	39,300	3,709,527
Crosstex Energy, Inc.	1,700	58,922
Denbury Resources, Inc.*	40,100	1,463,650
Devon Energy Corp.	900	108,144
ENSCO International, Inc.	24,100	1,945,834
Exxon Mobil Corp.	113,800	10,029,194
FMC Technologies, Inc.*	25,700	1,977,101
Hess Corp.	8,600	1,085,234
Marathon Oil Corp.	33,300	1,727,271
Noble Energy, Inc.	21,300	2,141,928
Occidental Petroleum Corp.	33,600	3,019,296
Schlumberger Ltd.	10,300	1,106,529
Southwestern Energy Co.*	43,800	2,085,318
Sunoco, Inc.	12,600	512,694
Swift Energy Co.*	1,700	112,302
Valero Energy Corp.	10,200	420,036
W&T Offshore, Inc.	22,400	1,310,624

		41,467,223

Paper & Forest Products — 0.2%
International Paper Co.	20,900	486,970

Paper & Related Products — 0.1%
Owens Illinois, Inc.*	5,200	216,788

Pharmaceuticals — 6.3%
Abbott Laboratories	5,700	301,929
Bristol-Meyers Squibb Co.	78,800	1,617,764
Eli Lilly & Co.	33,000	1,523,280
Endo Pharmaceuticals Holdings, Inc.*	13,300	321,727
Herbalife Ltd.	6,700	259,625
Isis Pharmaceuticals, Inc.*	12,300	167,649
Johnson & Johnson	42,100	2,708,714
Medicines Co. (The)*	57,800	1,145,596
Merck & Co., Inc.	86,100	3,245,109
Pfizer, Inc.	221,320	3,866,460
Warner Chilcott Ltd. (Class A Stock)*	74,100	1,255,995

		16,413,848

Real Estate — 0.1%
Glimcher Realty Trust	22,300	249,314

Real Estate Investment Trusts — 3.4%
Annaly Capital Management, Inc.	100,100	1,552,551
Brandywine Realty Trust	80,500	1,268,680
CBL & Associates Properties, Inc.	59,700	1,363,548
Colonial Properties Trust	23,400	468,468
FelCor Lodging Trust, Inc.	3,600	37,800
Hospitality Properties Trust	47,700	1,166,742
Host Hotels & Resorts, Inc.	94,900	1,295,385

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
iStar Financial, Inc.	13,700	$180,977
Lexington Realty Trust	66,200	902,306
Parkway Properties, Inc.	4,000	134,920
Sunstone Hotel Investors, Inc.	22,300	370,180

		8,741,557

Restaurants — 0.3%
California Pizza Kitchen, Inc.*	51,700	578,523
Texas Roadhouse, Inc. (Class A Stock)*	20,600	184,782

		763,305

Retail & Merchandising — 2.5%
American Eagle Outfitters, Inc.	63,000	858,690
Build-A-Bear Workshop, Inc.*	4,300	31,261
Coach, Inc.*	50,500	1,458,440
CVS/Caremark Corp.	10,900	431,313
Deckers Outdoor Corp.*	8,600	1,197,120
Home Depot, Inc. (The)	28,120	658,570
Macy’s, Inc.	16,100	312,662
Ross Stores, Inc.	46,100	1,637,472

		6,585,528

Retail Apparel — 0.7%
Gap, Inc.	44,100	735,147
Gymboree Corp.*	25,500	1,021,785

		1,756,932

Semiconductors — 4.6%
Analog Devices, Inc.	47,900	1,521,783
AuthenTec, Inc.*	37,700	392,834
Broadcom Corp. (Class A Stock)*	65,000	1,773,850
Intel Corp.	59,680	1,281,926
Intergrated Device Technology, Inc.*	52,900	525,826
Intersil Corp. (Class A Stock)	23,900	581,248
LSI Corp.*	13,900	85,346
Micrel, Inc.	85,600	783,240
National Semiconductor Corp.	39,800	817,492
QLogic*	91,400	1,333,526
Teradyne, Inc.*	57,400	635,418
Texas Instruments, Inc.	77,500	2,182,400

		11,914,889

Semiconductors & Semiconductor Equipment — 2.3%
Amkor Technology, Inc.*	116,200	1,209,642
ATMI, Inc.*	21,100	589,112
Hittite Microwave Corp.*	20,300	723,086
Linear Technology Corp.	25,200	820,764
Silicon Laboratories, Inc.*	43,100	1,555,479
Volterra Semiconductor Corp.*	60,400	1,042,504

		5,940,587

Software — 2.0%
Adobe Systems, Inc.*	38,400	1,512,576
Ansys, Inc.*	3,400	160,208
Cerner Corp.*	13,500	609,930
Eclipsys Corp.*	17,200	315,792
Metavante Technologies, Inc.*	8,500	192,270
MSCI, Inc. (Class A Stock)*	1,600	58,064
Oracle Corp.*	83,700	1,757,700
Synopsys, Inc.*	20,400	487,764

		5,094,304

Specialty Retail — 1.4%
Collective Brands, Inc.*	25,200	293,076
RadioShack Corp.	93,900	1,152,153
The Buckle, Inc.	15,700	717,961
Urban Outfitters, Inc.*	48,100	1,500,239

		3,663,429

Telecommunications — 3.3%
American Tower Corp. (Class A Stock)*	2,400	101,400
CenturyTel, Inc.	43,600	1,551,724
Ciena Corp.*	50,900	1,179,353
Corning, Inc.	65,200	1,502,860
IPCS, Inc.*	1,400	41,482
Juniper Networks, Inc.*	65,700	1,457,226
Leap Wireless International, Inc.*	28,200	1,217,394
Syniverse Holdings, Inc.*	7,700	124,740
Telephone & Data Systems, Inc.	1,800	85,086
Windstream Corp.	100,900	1,245,106

		8,506,371

Thrifts & Mortgage Finance — 0.4%
Washington Federal, Inc.	50,300	910,430

Tobacco — 1.7%
Altria Group, Inc.	78,450	1,612,932
Philip Morris International, Inc.	27,250	1,345,878
Reynolds America, Inc.	31,200	1,456,104

		4,414,914

Trading Companies & Distributors — 0.4%
Fastenal Co.	22,800	984,048

Transportation — 1.1%
Ambassadors Group, Inc.	3,700	55,204
C.H. Robinson Worldwide, Inc.	5,000	274,200
CSX Corp.	2,500	157,025
HUB Group, Inc. (Class A Stock)*	13,500	460,755
Norfolk Southern Corp.	16,800	1,052,856
Pacer International, Inc.	2,300	49,473
Union Pacific Corp.	9,800	739,900

		2,789,413

Utilities — 2.2%
AES Corp. (The)*	33,800	649,298
DTE Energy Co.	19,200	814,848
Duke Energy Corp.	106,700	1,854,446
Edison International	35,100	1,803,438
Illinois Tool Works, Inc.	6,400	304,064
Sierra Pacific Resources	26,500	336,815

		5,762,909

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

		Shares	Value (Note 2)
COMMON STOCKS (Continued)
Waste Management — 0.3%
Stericycle, Inc.*		17,200	$889,240

TOTAL LONG-TERM INVESTMENTS (cost $341,033,966)			332,374,684

SHORT-TERM INVESTMENTS — 2.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.9%
Dryden Core Investment Fund – Taxable Money Market Series (cost $4,941,652)(w)(Note 4)		4,941,652	4,941,652

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
1.76%	09/18/08	$50	49,803
1.92%	09/18/08	200	199,030
1.95%	09/18/08	250	249,016

TOTAL U.S. TREASURY OBLIGATIONS (cost $497,895)			497,849

TOTAL SHORT-TERM INVESTMENTS (cost $5,439,547)			5,439,501

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 130.1% (cost $346,473,513; Note 6)			337,814,185

		Shares
SECURITIES SOLD SHORT — (29.1)%
Advertising — (0.5)%
Clear Channel Outdoor Holdings, Inc.*		30,300	(540,249)
Interpublic Group of Cos., Inc. (The)*		88,400	(760,240)

			(1,300,489)

Aerospace & Defense — (0.1)%
Goodrich Corp.		3,400	(161,364)

Airlines — (0.5)%
AMR Corp.*		95,900	(491,008)
Copa Holdings SA (Class A Stock) (Panama)		4,700	(132,352)
Delta Air Lines, Inc.*		66,400	(378,480)
Southwest Airlines Co.		20,800	(271,232)

			(1,273,072)

Auto Parts & Equipment — (0.5)%
Modine Manufacturing Co.		19,100	(236,267)
O’Reilly Automotive, Inc.*		49,700	(1,110,795)

			(1,347,062)

Banks — (0.2)%
FirstMerit Corp.		25,300	(412,643)

Biotechnology — (0.4)%
Genzyme Corp.*		14,500	(1,044,290)

Building Products — (0.2)%
Lennox International, Inc.		17,900	(518,384)

Capital Markets — (0.1)%
Lazard Ltd. (Class A Stock)		8,200	(280,030)

Chemicals — (0.3)%
Ecolab, Inc.		7,400	(318,126)
Sensient Technologies Corp.		14,400	(405,504)

			(723,630)

Commercial Services — (1.3)%
Quanta Services, Inc.*		52,000	(1,730,040)
Sotheby’s		60,600	(1,598,022)

			(3,328,062)

Computers — (1.2)%
Jack Henry & Associates, Inc.		10,400	(225,056)
Red Hat, Inc.*		66,500	(1,375,885)
SRA International, Inc. (Class A Stock)*		50,000	(1,123,000)
Wind River Systems, Inc.*		31,400	(341,946)

			(3,065,887)

Construction — (1.1)%
McDermott International, Inc.*		2,100	(129,969)
Shaw Group, Inc. (The)*		25,700	(1,588,003)
Toll Brothers, Inc.*		60,400	(1,131,292)

			(2,849,264)

Consumer Products & Services — (0.1)%
Fortune Brands, Inc.		5,900	(368,219)

Diversified Financial Services — (1.0)%
Affiliated Managers Group, Inc.*		8,800	(792,528)
SLM Corp.*		13,200	(255,420)
SVB Financial Group*		29,600	(1,424,056)

			(2,472,004)

Electronic Components & Equipment — (1.4)%
General Cable Corp.*		21,200	(1,290,020)
Molex, Inc.		46,300	(1,130,183)
Thomas & Betts Corp.*		2,400	(90,840)
Varian, Inc.*		19,900	(1,016,094)

			(3,527,137)

Energy Equipment & Services
Holly Corp.		2,700	(99,684)

Entertainment — (0.8)%
Macrovision Solutions Corp.*		47,600	(712,096)
Scientific Games Corp. (Class A Stock)*		42,600	(1,261,812)

			(1,973,908)

Environmental Services — (0.1)%
Mine Safety Appliances Co.		8,800	(351,912)

Food — (0.4)%
Smithfield Foods, Inc.*		51,100	(1,015,868)

Forest Products & Paper — (0.4)%
Temple-Inland, Inc.		94,000	(1,059,380)

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
SECURITIES SOLD SHORT (Continued)
Healthcare Products & Services — (0.1)%
Affymetrix, Inc.*	12,400	$(127,596)
WellCare Health Plans, Inc.*	4,100	(148,215)

		(275,811)

Hotel / Resort & Entertainment Property — (1.0)%
International Game Technology	4,200	(104,916)

Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	28,400	(1,233,696)
Wynn Resorts Ltd.	14,600	(1,187,710)

		(2,526,322)

Industrial Conglomerates — (0.2)%
Teleflex, Inc.	10,000	(555,900)

Insurance — (0.5)%
Fidelity National Financial, Inc.	20,600	(259,560)
Mercury General Corp.	23,000	(1,074,560)

		(1,334,120)

Internet — (0.5)%
Digital River, Inc.*	33,900	(1,307,862)

Machinery & Equipment — (0.1)%
Kennametal, Inc.	6,100	(198,555)

Media — (0.6)%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*	5,600	(506,968)
EchoStar Corp. (Class A Stock)*	35,600	(1,111,432)

		(1,618,400)

Medical Supplies & Equipment — (0.3)%
Hologic, Inc.*	31,000	(675,800)
ResMed, Inc.*	4,100	(146,534)

		(822,334)

Metals & Mining — (1.2)%
Allegheny Technologies, Inc.	19,300	(1,144,104)
Foundation Coal Holdings, Inc.	14,600	(1,293,268)
Timken Co.	17,500	(576,450)

		(3,013,822)

Multi-Utilities — (0.2)%
Black Hills Corp.	2,000	(64,120)
Vectren Corp.	12,000	(374,520)

		(438,640)

Office Equipment — (0.2)%
Herman Miller, Inc.	20,100	(500,289)

Oil, Gas & Consumable Fuels — (2.6)%
BJ Services Co.	7,600	(242,744)
Continental Resources, Inc.*	26,800	(1,857,776)
Exterran Holdings, Inc.*	22,300	(1,594,227)
Frontier Oil Corp.	12,000	(286,920)
Range Resources Corp.	19,800	(1,297,692)
Transocean, Inc.*	3,800	(579,082)
Weatherford International Ltd.*	17,700	(877,743)

		(6,736,184)

Paper & Forest Products — (0.3)%
Weyerhaeuser Co.	15,900	(813,126)

Pharmaceuticals — (0.6)%
Barr Pharmaceuticals, Inc.*	7,100	(320,068)
Celgene Corp.*	2,100	(134,127)
Valeant Pharmaceuticals International*	67,800	(1,160,058)

		(1,614,253)

Railroads — (0.2)%
Kansas City Southern*	9,900	(435,501)

Real Estate Investment Trusts — (1.9)%
Alexandria Real Estate Equities, Inc.	14,000	(1,362,760)
HCP, Inc.	36,800	(1,170,608)
Health Care REIT, Inc.	3,500	(155,750)
Nationwide Health Properties, Inc.	35,600	(1,121,044)
Potlatch Corp.	26,500	(1,195,680)

		(5,005,842)

Retail & Merchandising — (0.9)%
Bed Bath & Beyond, Inc.*	38,800	(1,090,280)
Brown & Brown, Inc.	9,100	(158,249)
Dick’s Sporting Goods, Inc.*	48,600	(862,164)
Saks, Inc.*	27,800	(305,244)

		(2,415,937)

Semiconductors & Semiconductor Equipment — (3.0)%
Applied Materials, Inc.	17,600	(335,984)
Cypress Semiconductor Corp.*	51,300	(1,269,675)
International Rectifier Corp.*	4,600	(88,320)
KLA-Tencor Corp.	30,500	(1,241,655)
Lam Research Corp.*	35,300	(1,276,095)
Micron Technology, Inc.*	168,300	(1,009,800)
Novellus Systems, Inc.*	65,800	(1,394,302)
Varian Semiconductor Equipment Associates, Inc.*	37,200	(1,295,304)

		(7,911,135)

Specialized Consumer Services
Hillenbrand, Inc.	4,700	(100,580)

Telecommunications — (2.8)%
CommScope, Inc.*	28,900	(1,525,053)
Foundry Networks, Inc.*	113,800	(1,345,116)
MetroPCS Communications, Inc.*	72,900	(1,291,059)
NeuStar, Inc. (Class B Stock)*	31,600	(681,296)
NII Holdings, Inc.*	20,800	(987,792)
Polycom, Inc.*	59,400	(1,446,984)

		(7,277,300)

Textiles, Apparel & Luxury Goods
Timberland Co. (The) (Class A Stock)*	4,900	(80,115)

Tobacco — (0.3)%
Lorillard, Inc.*	6,400	(442,624)
UST, Inc.	6,300	(344,043)

		(786,667)

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
SECURITIES SOLD SHORT (Continued)
Transportation — (1.0)%
Expeditors International of Washington, Inc.	1,500	$(64,500)
Teekay Corp.	30,400	(1,373,472)
UTI Worldwide, Inc. (British Virgin Islands)	43,000	(857,850)
Werner Enterprises, Inc.	15,200	(282,416)

		(2,578,238)

TOTAL SECURITIES SOLD SHORT (proceeds received $80,491,277)		(75,519,222)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 101.0% (cost $265,982,236; Note 6)		262,294,963
Liabilities in excess of other assets(x) — (1.0)%		(2,650,984)

NET ASSETS — 100.0%		$259,643,979

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Depreciation
Long Positions:
9	90 Day Euro Futures	Sep 08	$607,073	$576,495	$(30,578)
6	90 Day S&P Futures	Sep 08	1,987,850	1,921,650	(66,200)
10	Commodity Futures	Sep 08	855,000	821,200	(33,800)

					(130,578)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices – Long	$337,316,336	$(130,578)
Level 1 – Quoted Prices – Short	(75,519,222)	—
Level 2 – Other Significant Observable Inputs	497,849	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$262,294,963	$(130,578)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Oil, Gas & Consumable Fuels	16.0%
Pharmaceuticals	6.3
Insurance	4.9
Semiconductors	4.6
Computers & Peripherals	4.0
Real Estate Investment Trusts	3.4
Media	3.3
Telecommunications	3.3
Aerospace & Defense	3.3
Chemicals	3.1
Oil & Gas	3.1
Commercial Banks	3.0
Medical Supplies & Equipment	2.9
Consumer Products & Services	2.8
Diversified Financial Services	2.7
Computer Services & Software	2.7
Retail & Merchandising	2.5
Machinery & Equipment	2.5
Conglomerates	2.4
Diversified Telecommunication Services	2.4
Semiconductors & Semiconductor Equipment	2.3
Internet Services	2.3
Utilities	2.2
Metals & Mining	2.0
Software	2.0
Affiliated Money Market Mutual Fund	1.9
Communication Equipment	1.8
Electronic Components	1.8
Hotels, Restaurants & Leisure	1.7
Tobacco	1.7
Beverages	1.7
Commercial Services	1.4
Specialty Retail	1.4
Food & Staples Retailing	1.3
Healthcare Providers & Services	1.3
Engineering/Construction	1.3
Financial – Bank & Trust	1.3
Biotechnology	1.2
Internet	1.2
Transportation	1.1
Financial Services	1.0
Foods	0.9
Electronics	0.8
Electric Utilities	0.8
Miscellaneous Manufacturers	0.8
Construction	0.8
Industrial Conglomerates	0.7
Retail Apparel	0.7
Multi-Utilities	0.7
Agriculture	0.6
Auto Parts & Equipment	0.6
Healthcare Equipment & Supplies	0.6
Energy	0.6
Healthcare Services	0.5
Containers & Packaging	0.5
Healthcare Products	0.4
Machinery	0.4
Oil & Gas Services	0.4
Electric	0.4
Food Products	0.4
Trading Companies & Distributors	0.4
Office Electronics	0.4
Computer Hardware	0.4
Investment Companies	0.4
Thrifts & Mortgage Finance	0.4
Media – Cable	0.3
Waste Management	0.3
Internet Software & Services	0.3
Household Durables	0.3
Restaurants	0.3
Oil & Gas Equipment & Services	0.2
U.S. Treasury Obligations	0.2
Financial – Brokerage	0.2
Paper & Forest Products	0.2
Farming & Agriculture	0.2
Industrial Products	0.1
Multi-Line Retail	0.1
Real Estate	0.1
Commercial Services & Supplies	0.1
Paper & Related Products	0.1
Leisure	0.1
Banks	0.1
Distribution/Wholesale	0.1
Gas Utilities	0.1

130.1
Securities Sold Short	(29.1)
Liabilities in excess of other assets	(1.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $341,531,861)	$332,872,533
Affiliated investments (cost $4,941,652)	4,941,652
Deposit with Broker	49,939
Dividends and interest receivable	633,233
Receivable for investments sold	245,401
Receivable for fund share sold	6,035
Prepaid expenses	4,333
Due from broker-variation margin	345

Total Assets	338,753,471

LIABILITIES:
Securities sold short, at value (proceeds received $80,491,277)	75,519,222
Payable to custodian	2,130,761
Payable for fund share repurchased	666,499
Payable for investments purchased	428,750
Advisory fees payable	291,902
Dividends payable on securities sold short	63,717
Accrued expenses and other liabilities	6,611
Shareholder servicing fees payable	2,030

Total Liabilities	79,109,492

NET ASSETS	$259,643,979

Net assets were comprised of:
Paid-in capital	$306,297,559
Retained earnings	(46,653,580)

Net assets, June 30, 2008	$259,643,979

Net asset value and redemption price per share, $259,643,979 / 21,714,769 outstanding shares of beneficial interest	$11.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income	$3,389,592
Affiliated income from securities lending, net	55,656
Affiliated dividend income	26,270
Unaffiliated interest income	950

3,472,468

EXPENSES
Advisory fees	1,087,198
Dividends on securities sold short	244,712
Shareholder servicing fees and expenses	104,000
Custodian and accounting fees	42,000
Loan interest expense (Note 7)	20,788
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Shareholders’ reports	3,000
Miscellaneous	11,773

Total expenses	1,546,471

NET INVESTMENT INCOME	1,925,997

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	10,105,949
Futures transactions	(317,414)

9,788,535

Net change in unrealized appreciation (depreciation) on:
Investments	(55,031,468)
Short sales	4,972,055
Futures	(130,578)

(50,189,991)

NET LOSS ON INVESTMENTS	(40,401,456)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,475,459)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,925,997	$5,630,092
Net realized gain on investment transactions	9,788,535	38,840,804
Net change in unrealized appreciation (depreciation) on investments	(50,189,991)	(34,104,746)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(38,475,459)	10,366,150

DISTRIBUTIONS	(5,630,092)	(5,717,979)

FUND SHARE TRANSACTIONS:
Fund share sold [975,692 and 2,539,093 shares, respectively]	12,505,427	36,102,004
Fund share issued in reinvestment of distributions [443,664 and 416,156 shares, respectively]	5,630,092	5,717,979
Fund share repurchased [6,753,753 and 9,523,172 shares, respectively]	(85,060,472)	(134,035,619)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(66,924,953)	(92,215,636)

TOTAL DECREASE IN NET ASSETS	(111,030,504)	(87,567,465)
NET ASSETS:
Beginning of period	370,674,483	458,241,948

End of period	$259,643,979	$370,674,483

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Advertising — 0.3%
Greenfield Online, Inc.*(a)	54,834	$818,123

Automotive Parts — 0.2%
US Auto Parts Network, Inc.*	123,630	447,541

Broadcast & Cable/Satellite TV — 0.6%
Entravision Communications Corp. (Class A Stock)*	352,585	1,417,392

Building Materials — 2.9%
Ameron International Corp.(a)	55,805	6,695,484

Building Products — 3.2%
Polypore International, Inc.*	99,840	2,528,947
Texas Industries, Inc.(a)	90,255	5,066,013

		7,594,960

Business Services — 2.3%
Icon PLC, ADR (Ireland)*	72,000	5,437,440

Chemicals — 2.3%
Quaker Chemical Corp.	45,790	1,220,761
Terra Industries, Inc.(a)	84,550	4,172,543

		5,393,304

Commercial Services — 5.1%
Corrections Corp. of America*	107,523	2,953,657
Geo Group, Inc., (The)*	174,910	3,935,475
Global Cash Access, Inc.*(a)	298,605	2,048,430
Waste Connections Holdings, Inc.*(a)	93,663	2,990,660

		11,928,222

Computer Hardware — 1.1%
Netezza Corp.*	226,160	2,596,317

Computer Services & Software — 7.1%
Ansys, Inc.*(a)	126,061	5,939,994
Compellent Technologies, Inc.*(a)	342,100	3,879,414
Factset Research Systems, Inc.(a)	42,260	2,381,774
Hansen Medical, Inc.*(a)	67,710	1,132,111
Macrovision Solutions Corp.*(a)	126,925	1,898,798
The9 Ltd., ADR (China)*(a)	56,536	1,276,583

		16,508,674

Education — 1.5%
American Public Education, Inc.*(a)	75,022	2,928,859
K12, Inc.*(a)	31,210	668,830

		3,597,689

Electronic Components — 5.1%
Eagle Test Systems, Inc.*	227,461	2,547,563
General Cable Corp.*(a)	78,530	4,778,551
Universal Electronics, Inc.*(a)	218,917	4,575,365

		11,901,479

Electronic Components & Equipment — 8.9%
Advanced Energy Industries, Inc.*	167,590	2,295,983
Coherent, Inc.*(a)	215,525	6,442,042
Dolby Laboratories, Inc. (Class A Stock)*	89,400	3,602,820
OYO Geospace Corp.*(a)	143,655	8,467,026

		20,807,871

Entertainment & Leisure — 1.9%
Giant Interactive Group, Inc., ADR (China)*(a)	84,620	1,025,594
Lions Gate Entertainment Corp. (Canada)*	62,800	650,608
WMS Industries, Inc.*(a)	91,245	2,716,364

		4,392,566

Financial Services — 5.9%
Cash America International, Inc.	69,624	2,158,344
FCStone Group, Inc.*(a)	104,517	2,919,160
First Mercury Financial Corp.*	96,645	1,704,818
Greenhill & Co., Inc.(a)	10,960	590,306
Interactive Brokers Group, Inc. (Class A Stock)	32,930	1,058,041
Investment Technology Group, Inc.*(a)	72,185	2,415,310
SVB Financial Group*(a)	59,760	2,875,053

		13,721,032

Healthcare Equipment & Supplies — 2.4%
Cutera, Inc.*(a)	85,365	770,846
Thoratec Corp.*(a)	276,304	4,804,926

		5,575,772

Healthcare Services — 5.2%
Animal Health International, Inc.*(a)	277,745	1,730,351
Centene Corp.*(a)	245,935	4,129,249
Healthways, Inc.*	101,725	3,011,060
MWI Veterinary Supply, Inc.*(a)	43,400	1,436,974
Physicians Formula Holdings, Inc.*	190,802	1,783,999

		12,091,633

Healthcare Technology — 2.7%
Eclipsys Corp.*(a)	347,580	6,381,569

Internet Services — 3.2%
Internet Capital Group, Inc.*	170,215	1,315,762
Switch & Data Facilities Co., Inc.*(a)	142,480	2,420,735
TIBCO Software, Inc.*	490,195	3,749,992

		7,486,489

Machinery — 4.8%
Bucyrus International, Inc. (Class A Stock)(a)	70,518	5,149,224
CIRCOR International, Inc.	63,545	3,113,070
RBC Bearings, Inc.*	85,650	2,853,858

		11,116,152

Medical Supplies & Equipment — 8.2%
American Medical Systems Holdings, Inc.*(a)	345,708	5,168,334
Mentor Corp.(a)	92,655	2,577,662
Myriad Genetics, Inc.*(a)	68,240	3,106,285

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Medical Supplies & Equipment (cont’d.)
Quality Systems, Inc.(a)	127,945	$3,746,230
SurModics, Inc.*(a)	74,230	3,328,473
Vital Images, Inc.*(a)	92,795	1,154,370

		19,081,354

Metals & Mining — 5.7%
James River Coal Co.*(a)	133,985	7,863,580
Metalico, Inc.*(a)	80,675	1,413,426
Northwest Pipe Co.*(a)	71,855	4,009,509

		13,286,515

Oil & Gas — 5.8%
Core Laboratories NV (Netherlands)*(a)	16,752	2,384,647
Lufkin Industries, Inc.	109,085	9,084,599
Petroleum Development Corp.*	33,145	2,203,811

		13,673,057

Pharmaceuticals — 0.9%
Cubist Pharmaceuticals, Inc.*(a)	114,960	2,053,185

Real Estate Investment Trusts — 0.4%
MFA Mortgage Investments, Inc.	132,805	865,889

Restaurants — 3.0%
BJ’s Restaurants, Inc.*(a)	169,245	1,646,754
Cheesecake Factory, Inc. (The)*(a)	206,145	3,279,767
Red Robin Gourmet Burgers, Inc.*(a)	74,950	2,079,113

		7,005,634

Retail & Merchandising — 3.0%
Carrols Restaurant Group, Inc.*	217,180	1,127,164
Genesco, Inc.*(a)	193,725	5,980,291

		7,107,455

Services – Industrial Services — 1.0%
School Specialty, Inc.*(a)	75,950	2,257,993

Telecommunications — 1.6%
EMS Technologies, Inc.*(a)	171,217	3,739,379

Textile — 1.6%
Volcom, Inc.*(a)	151,845	3,633,651

Transportation — 0.4%
Ultrapetrol Bahamas Ltd. (Bahamas)*(a)	78,760	993,163

TOTAL LONG-TERM INVESTMENTS (cost $217,526,974)		229,606,984

SHORT-TERM INVESTMENT — 55.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $128,607,389; includes $120,016,506 of cash collateral for securities on loan)(b)(w) (Note 4)	128,607,389	128,607,389

TOTAL INVESTMENTS — 153.4% (cost $346,134,363; Note 6)		358,214,373
Liabilities in excess of other assets — (53.4)%		(124,671,959)

NET ASSETS — 100.0%		$233,542,414

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $114,818,648; cash collateral of $120,016,506 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$358,214,373	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$358,214,373	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (51.4% represents investments purchased with collateral from securities on loan)	55.1%
Electronic Components & Equipment	8.9
Medical Supplies & Equipment	8.2
Computer Services & Software	7.1
Financial Services	5.9
Oil & Gas	5.8
Metals & Mining	5.7
Healthcare Services	5.2
Commercial Services	5.1
Electronic Components	5.1
Machinery	4.8
Building Products	3.2
Internet Services	3.2
Retail & Merchandising	3.0
Restaurants	3.0
Building Materials	2.9
Healthcare Techology	2.7
Healthcare Equipment & Supplies	2.4
Business Services	2.3
Chemicals	2.3
Entertainment & Leisure	1.9
Telecommunications	1.6
Textile	1.6
Education	1.5
Computer Hardware	1.1
Services – Industrial Services	1.0
Pharmaceuticals	0.9
Broadcast & Cable/Satellite TV	0.6
Transportation	0.4
Real Estate Investment Trusts	0.4
Advertising	0.3
Automotive Parts	0.2

153.4
Liabilities in excess of other assets	(53.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $114,818,648:
Unaffiliated investments (cost $217,526,974)	$229,606,984
Affiliated investments (cost $128,607,389)	128,607,389
Receivable for investments sold	970,432
Dividends and interest receivable	119,637
Prepaid expenses	1,783
Receivable for fund share sold	246

Total Assets	359,306,471

LIABILITIES:
Payable to broker for collateral for securities on loan	120,016,506
Payable to custodian	3,795,853
Payable for investments purchased	1,295,087
Payable for fund share repurchased	423,192
Accrued expenses and other liabilities	129,436
Advisory fees payable	99,869
Shareholder servicing fees payable	2,217
Deferred trustees’ fees	1,897

Total Liabilities	125,764,057

NET ASSETS	$233,542,414

Net assets were comprised of:
Paid-in capital	$359,392,425
Retained earnings	(125,850,011)

Net assets, June 30, 2008	$233,542,414

Net asset value and redemption price per share, $233,542,414 / 14,275,407 outstanding shares of beneficial interest	$16.36

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $619 foreign withholding tax)	$839,570
Affiliated income from securities lending, net	279,471
Affiliated dividend income	83,538

1,202,579

EXPENSES
Advisory fees	766,969
Shareholder servicing fees and expenses	59,653
Custodian and accounting fees	42,000
Shareholders’ reports	28,000
Audit fee	15,000
Legal fees and expenses	13,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	5,000
Insurance expenses	2,000
Loan interest expense (Note 7)	1,223
Miscellaneous	6,686

Total expenses	948,531

NET INVESTMENT INCOME	254,048

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	12,981,208
Net change in unrealized appreciation (depreciation) on investments	(11,006,199)

NET GAIN ON INVESTMENTS	1,975,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,229,057

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$254,048	$(465,685)
Net realized gain on investment transactions	12,981,208	15,971,287
Net change in unrealized appreciation (depreciation) on investments	(11,006,199)	(3,383,101)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,229,057	12,122,501

FUND SHARE TRANSACTIONS:
Fund share sold [1,145,560 and 1,200,945 shares, respectively]	19,213,106	20,823,853
Net asset value of shares issued in merger [5,834,818 and 0 shares, respectively] (Note 10)	83,879,740	—
Fund share repurchased [2,150,166 and 2,660,311 shares, respectively]	(34,549,817)	(45,557,848)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	68,543,029	(24,733,995)

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,772,086	(12,611,494)
NET ASSETS:
Beginning of period	162,770,328	175,381,822

End of period	$233,542,414	$162,770,328

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS — 95.4%
Aerospace — 2.0%
BE Aerospace, Inc.*(a)	84,216	$1,961,391
Curtiss-Wright Corp. (Class B Stock)	82,450	3,688,813
DRS Technologies, Inc.(a)	28,970	2,280,518
Esterline Technologies Corp.*	48,900	2,408,814
Heico Corp. (Class A Stock)	31,715	842,985
Limco-Piedmont, Inc.*	53,341	230,966
Moog, Inc. (Class A Stock)*(a)	11,250	418,950
Orbital Sciences Corp.*	39,720	935,803
Triumph Group, Inc.(a)	43,479	2,047,861

		14,816,101

Airlines — 0.2%
Republic Airways Holdings*(a)	89,300	773,338
SkyWest, Inc.	57,700	729,905

		1,503,243

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*(a)	36,400	491,400

Automobile Manufacturers — 0.2%
Oshkosh Truck Corp.(a)	58,098	1,202,048

Automotive Components — 0.4%
Lear Corp.*(a)	97,600	1,383,968
Sauer-Danfoss, Inc.(a)	40,140	1,250,361
WABCO Holdings, Inc.	12,670	588,648

		3,222,977

Automotive Parts — 1.1%
American Axle & Manufacturing Holdings, Inc.(a)	103,482	826,821
Asbury Automative Group, Inc.	54,200	696,470
ATC Technology Corp.*	130,601	3,040,391
Commercial Vehicle Group, Inc.*	10,700	100,045
Cooper Tire & Rubber Co.	189,985	1,489,483
CSK Auto Corp.*	23,000	241,040
Superior Industries International, Inc.	21,900	369,672
Tenneco Automotive, Inc.*(a)	104,800	1,417,944

		8,181,866

Banks — 0.5%
TCF Financial Corp.(a)	281,125	3,381,934

Biotechnology — 0.1%
Enzo Biochem, Inc.*(a)	35,600	399,432
Exelixis, Inc.*	21,000	105,000
Medivation, Inc.*(a)	5,500	65,065

		569,497

Broadcasting — 0.5%
Belo Corp. (Class A Stock)(a)	133,038	972,508
Cox Radio, Inc. (Class A Stock)*(a)	54,300	640,740
DG FastChannel, Inc.*(a)	59,100	1,019,475
Lin TV Corp. (Class A Stock)*	18,600	110,856
Sinclair Broadcast Group, Inc. (Class A Stock)	109,000	828,400
Westwood One, Inc.*	46,200	57,288

		3,629,267

Building Materials — 0.8%
Ameron International Corp.(a)	8,400	1,007,832
Apogee Enterprises, Inc.	18,300	295,728
Gibraltar Industries, Inc.	95,945	1,532,242
NCI Building Systems, Inc.*	26,500	973,345
Patrick Industries, Inc.*	94,889	710,719
Quanex Building Products Corp.(a)	38,225	568,023
Simpson Manufacturing Co., Inc.(a)	34,153	810,792

		5,898,681

Business Services — 1.5%
Avis Budget Group, Inc.*(a)	168,780	1,412,689
CRA International, Inc.*	4,600	166,290
Forrester Research, Inc.*	6,100	188,368
Kforce, Inc.*	26,900	228,381
MAXIMUS, Inc.	8,000	278,560
Pan American Silver Corp. (Canada)*(a)	106,700	3,689,686
School Specialty, Inc.*(a)	60,335	1,793,759
Spherion Corp.*	57,100	263,802
Uluru, Inc.*	15,500	13,175
Viad Corp.	23,500	606,065
Watson Wyatt & Co. Holdings	52,207	2,761,228

		11,402,003

Capital Markets
Thomas Weisel Partners Group, Inc.*	17,000	92,990

Chemicals — 2.1%
Arch Chemicals, Inc.	43,757	1,450,545
Compass Minerals International, Inc.	16,600	1,337,296
Ferro Corp.	27,227	510,779
FMC Corp.	14,474	1,120,867
Fuller, (H.B.) Co.(a)	49,700	1,115,268
Grace, (W.R.) & Co.*	29,400	690,606
Hercules, Inc.	205,950	3,486,733
Innospec, Inc. (United Kingdom)(a)	21,800	410,276
Minerals Technologies, Inc.	7,800	496,002
NewMarket Corp.	7,300	483,479
O.M. Group, Inc.*(a)	61,550	2,018,224
Rockwood Holdings, Inc.*(a)	25,900	901,320
Sensient Technologies Corp.	48,500	1,365,760
Spartech Corp.	26,400	248,952

		15,636,107

Clothing & Apparel — 0.7%
Brown Shoe Co., Inc.	57,825	783,529
Deckers Outdoor Corp.*(a)	5,300	737,760
Gymboree Corp.*	25,300	1,013,771
Hanesbrands, Inc.*(a)	54,050	1,466,917
Quiksilver, Inc.*	12,200	119,804
Skechers USA, Inc. (Class A Stock)*	15,900	314,184
Warnaco Group, Inc. (The)*	16,300	718,341

		5,154,306

Commercial Banks — 0.4%
Cascade Financial Corp.(a)	91,995	598,887
City National Corp.	13,080	550,276
First Security Group, Inc.	119,083	664,483

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Stellarone Corp.	2,470	$36,062
SVB Financial Group*(a)	13,730	660,550
Tompkins Trustco, Inc.(a)	9,270	344,844
UCBH Holdings, Inc.	141,340	318,015

		3,173,117

Commercial Services — 0.5%
AMN Healthcare Services, Inc.*(a)	18,700	316,404
Diebold, Inc.	27,355	973,291
Kelly Services, Inc. (Class A Stock)(a)	64,000	1,237,120
TrueBlue, Inc.*(a)	60,570	800,130

		3,326,945

Communications Equipment — 0.4%
Black Box Corp.	98,823	2,686,997

Computer Hardware — 0.1%
Imation Corp.	23,500	538,620
Insight Enterprises, Inc.*	14,100	165,393
Palm, Inc.(a)	8,300	44,737
Quantum Corp.*(a)	170,000	229,500

		978,250

Computer Services & Software — 3.4%
Aspen Technology, Inc.*(a)	83,500	1,110,550
CACI International, Inc. (Class A Stock)*(a)	71,160	3,256,993
Ciber, Inc.*	46,700	290,007
COMSYS IT Partners, Inc.*	16,900	154,128
Gartner, Inc. (Class A Stock)*(a)	37,400	774,928
Jack Henry & Associates, Inc.(a)	88,400	1,912,976
Lawson Software, Inc.*(a)	374,034	2,719,227
Mantech International Corp. (Class A Stock)*(a)	11,400	548,568
MedAssets, Inc.*	11,500	196,075
Parametric Technology Corp.*(a)	223,755	3,729,996
Progress Software Corp.*	17,200	439,804
Quest Software, Inc.*	17,300	256,213
SI International, Inc.*	7,400	154,956
SPSS, Inc.*	3,300	120,021
Sybase, Inc.*(a)	249,007	7,325,786
Sykes Enterprises, Inc.*	21,200	399,832
SYNNEX Corp.*	35,300	885,677
Systemax, Inc.(a)	23,100	407,715
TIBCO Software, Inc.*	25,700	196,605
Virtusa Corp.*	6,400	64,832

		24,944,889

Computers & Peripherals
Rimage Corp.*	20,540	254,491

Computers – Networking — 0.3%
3Com Corp.*	88,200	186,984
Xyratex Ltd. (Bermuda)*	112,472	1,872,659

		2,059,643

Conglomerates — 0.2%
Teleflex, Inc.	27,503	1,528,892

Construction — 0.4%
Perini Corp.*(a)	36,558	1,208,242
URS Corp.*	46,400	1,947,408

		3,155,650

Construction and Engineering
Dycom Industries, Inc.*(a)	15,800	229,416

Construction Materials
Vulcan Materials Co.(a)	1,421	84,947

Consumer Products & Services — 2.6%
Aaron Rents, Inc.	89,100	1,989,603
American Greetings Corp. (Class A Stock)	32,800	404,752
AptarGroup, Inc.	20,546	861,905
Buckeye Technologies, Inc.*(a)	103,200	873,072
Central Garden and Pet Co.*(a)	111,230	506,096
Chemed Corp.	8,800	322,168
Electro Rental Corp.	5,200	65,208
FTD Group, Inc.(a)	119,300	1,590,269
G & K Services, Inc.	50,185	1,528,635
Jakks Pacific, Inc.*(a)	91,600	2,001,460
Jarden Corp.*	5,651	103,074
Regis Corp.	133,585	3,519,965
Steinway Musical Instruments, Inc.*	13,700	361,680
Tupperware Corp.(a)	121,080	4,143,358
Universal Corp. (VA)(a)	18,300	827,526

		19,098,771

Containers & Packaging — 1.2%
Bemis Co., Inc.(a)	84,673	1,898,369
Pactiv Corp.*(a)	120,954	2,567,853
Silgan Holdings, Inc.	81,573	4,139,014

		8,605,236

Diversified Consumer Services — 0.1%
Steiner Leisure Ltd.*(a)	28,712	813,985

Diversified Financial Services — 0.1%
BGC Partners, Inc. (Class A Stock)*	6,000	45,300
South Financial Group, Inc. (The)(a)	123,582	484,441
SWS Group, Inc.	21,900	363,759
United Community Financial Corp.	33,500	125,625

		1,019,125

Diversified Operations — 0.1%
Compass Diversified Trust	21,700	248,031
Koppers Holdings, Inc.	7,300	305,651

		553,682

Electric Utilities — 1.0%
MGE Energy, Inc.	9,440	307,933
Portland General Electric Co.	313,166	7,052,498

		7,360,431

Electrical Equipment — 0.1%
Hubbell, Inc. (Class B Stock)	14,630	583,298

Electronic Components & Equipment — 4.1%
Advanced Energy Industries, Inc.*	16,200	221,940

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Electronic Components & Equipment (cont’d.)
Anixter International, Inc.*(a)	61,700	$3,670,533
Arris Group, Inc.*	71,339	602,815
Bel Fuse, Inc. (Class B Stock)(a)	13,560	335,068
Belden CDT, Inc.(a)	70,074	2,374,107
Benchmark Electronics, Inc.*(a)	39,250	641,345
Checkpoint Systems, Inc.*(a)	17,300	361,224
Coherent, Inc.*	91,063	2,721,873
CTS Corp.	39,100	392,955
Electro Scientific Industries, Inc.*	3,600	51,012
Electronics for Imaging, Inc.*	39,700	579,620
Empire District Electric Co. (The)(a)	43,399	804,617
GrafTech International Ltd.*(a)	119,700	3,211,551
Littelfuse, Inc.*(a)	73,734	2,326,308
Mentor Graphics Corp.*	43,300	684,140
Park Electrochemical Corp.	87,774	2,133,786
Pericom Semiconductor Corp.*	8,000	118,720
Plexus Corp.*	9,100	251,888
Regal-Beloit Corp.(a)	131,770	5,567,282
Synopsys, Inc.*(a)	62,023	1,482,970
Technitrol, Inc.	11,100	188,589
TTM Technologies, Inc.*(a)	75,700	999,997
Vaalco Energy, Inc.*	36,300	307,461

		30,029,801

Electronics — 0.1%
Greatbatch, Inc.*	25,000	432,500

Energy – Energy Resources — 0.3%
Parallel Petroleum Corp.*(a)	107,000	2,153,910

Energy Equipment & Services — 0.3%
National-Oilwell Varco, Inc.*	19,730	1,750,446
Superior Well Services, Inc.*(a)	16,140	511,799

		2,262,245

Entertainment & Leisure — 0.8%
DreamWorks Animation SKG, Inc. (Class A Stock)*	87,600	2,611,356
International Speedway Corp. (Class A Stock)	51,700	2,017,851
Macrovision Solutions Corp.*	8,200	122,672
Scientific Games Corp. (Class A Stock)*(a)	40,189	1,190,398

		5,942,277

Environmental Services — 0.2%
Tetra Tech, Inc.*(a)	53,454	1,209,129

Equipment Services — 0.3%
General Cable Corp.*(a)	26,600	1,618,610
RPC, Inc.	18,025	302,820
Watsco, Inc.(a)	8,200	342,760

		2,264,190

Exchange Traded Funds — 0.1%
iShares Nasdaq Biotechnology Index Fund(a)	10,927	839,631

Farming & Agriculture — 0.2%
Alliance One International, Inc.*(a)	226,700	1,158,437

Financial – Bank & Trust — 7.3%
1st Source Corp.	12,400	199,640
Amcore Financial, Inc.	92,687	524,608
Ameris Bancorp.	16,720	145,464
Bancfirst Corp.	10,400	445,120
Banco Latinoamericano de Exportaciones SA (Panama)	17,400	281,706
Bancorpsouth, Inc.	114,603	2,004,406
Bank Mutual Corp.(a)	156,589	1,572,154
Banner Corp.	5,400	47,844
Berkshire Hills Bancorp, Inc.	1,400	33,110
Boston Private Financial Holdings, Inc.(a)	137,400	779,058
Brookline Bancorp, Inc.(a)	46,900	447,895
Cardinal Financial Corp.	150,667	943,175
Cathay General Bancorp(a)	12,100	131,527
Central Pacific Financial Corp.(a)	68,294	728,014
Chemical Financial Corp.(a)	17,385	354,654
Citizens Republic Bancorp, Inc.(a)	17,623	49,698
City Bank/Lynnwood WA(a)	56,125	482,675
City Holding Co.(a)	91,450	3,728,417
Colonial Bancgroup, Inc.(a)	39,700	175,474
Columbia Banking System, Inc.(a)	94,400	1,824,752
Commerce Bancshares, Inc.	33,344	1,322,423
Community Bank System, Inc.(a)	18,300	377,346
Community Trust Bancorp, Inc.(a)	33,842	888,691
Cullen/Frost Bankers, Inc.	23,652	1,179,052
CVB Financial Corp.	62,300	588,112
East West Bancorp, Inc.(a)	30,600	216,036
F.N.B. Corp.	33,322	392,533
Farmers Capital Bank Corp.	106	1,868
First Bancorp	8,200	103,648
First Bancorp (Puerto Rico)(a)	56,800	360,112
First Community Bancshares, Inc.	12,100	341,220
First Financial Bancorp(a)	195,857	1,801,884
First Financial Holdings, Inc.	13,300	228,494
First Merchants Corp.	13,600	246,840
First Niagara Financial Group, Inc.(a)	96,817	1,245,067
First Place Financial Corp. (OH)	12,200	114,680
FirstFed Financial Corp.*(a)	11,300	90,852
FirstMerit Corp.(a)	219,256	3,576,065
Flushing Financial Corp.	6,100	115,595
Greene County Bancshares, Inc.	23,200	325,264
Hancock Holding Co.(a)	43,825	1,721,884
Hawaiian Holdings Inc.*	8,000	55,600
Heartland Financial USA, Inc.(a)	6,900	125,511
Hercules Offshore, Inc.*(a)	91,950	3,495,939
Heritage Commerce Corp.	3,100	30,690
IBERIABANK Corp.	48,602	2,161,331
Independent Bank Corp. (MA)	34,800	829,632
Integra Bank Corp.	19,300	151,119
Lakeland Bancorp Inc.	10,000	121,800
MainSource Financial Group, Inc.	23,970	371,535
Massbank Corp.	800	31,664
MB Financial, Inc.(a)	74,550	1,675,139
Nara Bancorp, Inc.	27,300	292,929
National Penn Bancshares, Inc.(a)	81,764	1,085,826
NewAlliance Bancshares, Inc.(a)	179,640	2,241,907

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
Ocwen Financial Corp.*(a)	25,000	$116,250
Old Second Bancorp, Inc.	3,300	38,346
Oriental Financial Group, Inc.	22,600	322,276
PAB Bankshares, Inc.	14,566	119,584
Pacific Capital Bancorp(a)	60,300	830,934
PacWest Bancorp	12,400	184,512
Penson Worldwide, Inc.*	12,400	148,180
Peoples Bancorp, Inc.	13,200	250,536
Prosperity Bancshares, Inc.	24,200	646,866
Provident Bankshares Corp.(a)	40,700	259,666
Provident Financial Services, Inc.	10,700	149,907
Rainier Pacific Financial Group, Inc.	27,324	260,944
Renasant Corp.	20,100	296,073
Republic Bancorp, Inc. (KY) (Class A Stock)	10,746	264,356
S&T Bancorp, Inc.	3,800	110,428
SCBT Financial Corp.	4,617	131,862
Sierra Bancorp	3,700	61,050
Signature Bank*(a)	86,656	2,232,259
Simmons First National Corp. (Class A Stock)	9,900	276,903
Southside Bancshares, Inc.(a)	14,000	258,160
Southwest Bancorp, Inc.	37,200	427,800
Sterling Financial Corp. (WA)	78,950	326,853
Suffolk Bancorp	6,000	176,280
Superior Bancorp*(a)	31,216	265,026
Taylor Capital Group, Inc.	10,900	81,641
Trico Bancshares	13,400	146,730
Umpqua Holdings Corp.(a)	117,177	1,421,359
Union Bankshares Corp.	7,300	108,697
United Bancshares, Inc.(a)	10,300	236,385
United Community Banks, Inc.	33,600	286,608
Washington Trust Bancorp, Inc.	13,500	265,950
West Coast Bancorp	42,900	371,943

		53,882,043

Financial – Brokerage — 0.3%
Knight Capital Group, Inc. (Class A Stock)*(a)	73,400	1,319,732
LaBranche & Co., Inc.*	10,600	75,048
Piper Jaffray Cos., Inc.*	6,000	175,980
Sterling Banchares, Inc. (TX)	61,300	557,217

		2,127,977

Financial Institutions — 0.1%
Patriot Capital Funding, Inc.	63,823	398,894

Financial Services — 2.2%
Advance America Cash Advance Centers, Inc.	36,900	187,452
Advanta Corp. (Class B Stock)	37,400	235,246
Assured Guaranty Ltd.(a)	64,600	1,162,154
Deluxe Corp.(a)	112,900	2,011,878
Dime Community Bancshares(a)	20,700	341,757
Dollar Financial Corp.*(a)	55,068	832,077
Encore Capital Group, Inc.*(a)	15,800	139,514
Federal Agricultural Mortgage Corp. (Class C Stock)	21,000	520,380
Financial Federal Corp.(a)	128,960	2,831,962
Global Cash Access, Inc.*	24,800	170,128
Hanmi Financial Corp.(a)	123,100	641,351
Lakeland Financial Corp.	13,000	248,040
Max Capital Group Ltd. (Bermuda)(a)	57,100	1,217,943
MCG Capital Corp.	44,586	177,452
Meadowbrook Insurance Group, Inc.	144,480	765,744
NBT Bancorp, Inc.	27,800	572,958
Stifel Financial Corp.*	8,100	278,559
TICC Capital Corp.	13,219	72,176
Waddell & Reed Financial, Inc. (Class A Stock)(a)	57,650	2,018,327
World Acceptance Corp.*(a)	41,800	1,407,406
WSFS Financial Corp.	10,400	463,840

		16,296,344

Food — 2.5%
Corn Products International, Inc.	31,364	1,540,286
Dean Foods Co.*(a)	131,960	2,589,055
Fresh Del Monte Produce, Inc. (Cayman Islands)*	44,000	1,037,080
Nash Finch Co.(a)	108,450	3,716,582
Ralcorp Holdings, Inc.*(a)	73,271	3,622,518
Ruddick Corp.	53,950	1,851,025
Smithfield Foods, Inc.*(a)	27,880	554,254
Smucker, (J.M.) Co. (The)	49,600	2,015,744
Sparten Stores, Inc.	73,800	1,697,400

		18,623,944

Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.(a)	97,394	2,256,619
Weis Markets, Inc.(a)	82,600	2,682,022

		4,938,641

Food Products — 0.7%
Del Monte Foods Co.	642,385	4,560,934
Pilgrim’s Pride Corp.	63,758	828,216

		5,389,150

Furniture — 0.4%
Furniture Brands International, Inc.(a)	147,100	1,965,256
Tempur-Pedic International, Inc.(a)	135,956	1,061,816

		3,027,072

Health Services — 0.3%
Healthspring, Inc.*	126,800	2,140,384

Healthcare – Medical Providers — 0.1%
Psychiatric Solutions, Inc.*(a)	22,000	832,480

Healthcare Products — 0.2%
Syneron Medical Ltd. (Israel)*(a)	86,350	1,419,594

Healthcare Services — 2.9%
Amedisys, Inc.*	38,250	1,928,565
AMERIGROUP Corp.*	58,900	1,225,120

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
AmSurg Corp.*(a)	154,327	$3,757,862
Apria Healthcare Group, Inc.*(a)	94,450	1,831,385
Cross Country Healthcare, Inc.*(a)	64,570	930,454
Gentiva Health Services, Inc*(a)	79,500	1,514,475
LifePoint Hospitals, Inc.*(a)	151,066	4,275,168
Magellan Health Services, Inc.*(a)	15,600	577,668
Molina Healthcare, Inc.*	6,900	167,946
Pediatrix Medical Group, Inc.*	35,065	1,726,250
Protalix BioTherapeutics, Inc. (Israel)*	24,600	66,666
RehabCare Group, Inc.*	70,340	1,127,550
Res-Care, Inc.*(a)	111,810	1,987,982
Seattle Genetics, Inc.*(a)	14,500	122,670

		21,239,761

Heathcare Equipment & Services — 0.1%
National Dentex Corp.*	62,520	790,253

Hotels, Restaurants & Leisure — 0.2%
Brinker International, Inc.(a)	15,630	295,407
O’Charleys, Inc.(a)	121,880	1,226,113
Ruby Tuesday, Inc.(a)	38,330	206,982

		1,728,502

Household Durables — 0.2%
Snap-on, Inc.(a)	23,130	1,202,991

Household Products — 0.4%
Central Garden and Pet Co.*(a)	224,189	919,175
Helen of Troy Ltd. (Bermuda)*(a)	114,700	1,848,964
Prestige Brands Holdings, Inc.*	5,500	58,630

		2,826,769

Industrial Products — 2.9%
Actuant Corp. (Class A Stock)(a)	22,800	714,780
Acuity Brands, Inc.(a)	30,800	1,480,864
Barnes Group, Inc.(a)	167,550	3,868,729
Brady Corp. (Class A Stock)(a)	68,549	2,366,997
Ceradyne, Inc.*(a)	28,600	980,980
CIRCOR International, Inc.	36,814	1,803,518
EnPro Industries, Inc.*(a)	51,700	1,930,478
Interface, Inc. (Class A Stock)(a)	54,183	678,913
Kaydon Corp.(a)	74,561	3,833,181
Myers Industries, Inc.	133,850	1,090,877
Watts Water Technologies, Inc. (Class A Stock)(a)	49,619	1,235,513
WESCO International, Inc.*(a)	39,788	1,593,112

		21,577,942

Insurance — 6.7%
Allied World Assurance Holdings Ltd. (Bermuda)	41,810	1,656,512
American Equity Investment Life Holding Co.(a)	91,508	745,790
American Physicians Capital, Inc.	12,100	586,124
Amerisafe, Inc.*	79,200	1,262,448
Amtrust Financial Services, Inc.	25,000	315,000
Argo Group International Holdings Ltd. (Bermuda)*(a)	70,941	2,380,780
Aspen Insurance Holdings Ltd. (Bermuda)(a)	85,800	2,030,886
Castlepoint Holdings Ltd. (Bermuda)	8,500	77,265
CNA Surety Corp.*	43,560	550,598
Delphi Financial Group, Inc. (Class A Stock)(a)	61,900	1,432,366
EMC Insurance Group, Inc.	22,800	549,024
Employers Holdings, Inc.(a)	144,075	2,982,353
Endurance Specialty Holdings Ltd. (Bermuda)	53,900	1,659,581
FPIC Insurance Group, Inc.*(a)	10,600	480,392
Hallmark Financial Services*	6,900	66,723
Hanover Insurance Group, Inc. (The)	56,700	2,409,750
Harleysville Group, Inc.	13,200	446,556
Hilb Rogal & Hobbs Co.	58,300	2,533,718
Horace Mann Educators Corp.	83,727	1,173,853
Infinity Property & Casual Corp.(a)	69,666	2,892,532
IPC Holdings Ltd.(a)	86,450	2,295,248
Navigators Group, Inc.*	19,000	1,026,950
Phoenix Cos., Inc. (The)	14,400	109,584
Platinum Underwriters Holdings Ltd. (Bermuda)(a)	185,770	6,057,960
PMA Capital Corp. (Class A Stock)*	106,000	976,260
ProAssurance Corp.*(a)	58,959	2,836,517
RLI Corp.	3,900	192,933
Safety Insurance Group, Inc.	95,650	3,409,922
Seabright Insurance Holdings, Inc.*	19,400	280,912
Selective Insurance Group, Inc.(a)	44,700	838,572
StanCorp Financial Group, Inc.	45,650	2,143,724
United Fire & Casualty Co.	58,850	1,584,831
Zenith National Insurance Corp.	33,250	1,169,070

		49,154,734

Internet Services — 0.3%
Adaptec, Inc.*	28,200	90,240
EarthLink, Inc.*(a)	68,400	591,660
Interwoven, Inc.*	39,900	479,199
Sonic Wall, Inc.*	29,700	191,565
United Online, Inc.(a)	57,500	576,725

		1,929,389

Iron & Steel — 0.1%
Olympic Steel, Inc.	8,200	622,544
Sutor Technology Group Ltd. (China)*	2,900	20,503

		643,047

IT Services — 0.8%
MedQuist, Inc.*	65,610	515,038
Perot Systems Corp. (Class A Stock)*(a)	365,273	5,482,748

		5,997,786

Leisure Equipment & Products
Callaway Golf Co.	12,000	141,960

Machinery — 1.3%
Albany International Corp. (Class A Stock)	43,940	1,274,260

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008	(Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Machinery (cont’d.)
IDEX Corp.(a)	91,340	$3,364,966
Mueller Industries, Inc.	32,060	1,032,332
Wabtec Corp.(a)	81,150	3,945,513

		9,617,071

Machinery & Equipment — 2.1%
Applied Industrial Technologies, Inc.(a)	99,500	2,404,915
Astec Industries, Inc.*(a)	6,900	221,766
Baldor Electric Co.(a)	57,000	1,993,860
Blount International, Inc.*(a)	218,000	2,530,980
Cascade Corp.	12,600	533,232
Columbus McKinnon Corp.*	9,700	233,576
Federal Signal Corp.	91,750	1,101,000
Kadant, Inc.*(a)	57,937	1,309,376
Kennametal, Inc.	111,410	3,626,395
Mueller Water Products, Inc.(a)	115,750	934,103
Smith, (A.O.) Corp.(a)	13,500	443,205
Tennant Co.	13,200	396,924

		15,729,332

Marine — 0.2%
Kirby Corp.*(a)	28,230	1,355,040

Media — 0.1%
Entercom Communications Corp.	35,700	250,614
Lee Enterprises, Inc.(a)	69,000	275,310

		525,924

Medical Products — 0.5%
Cooper Cos., Inc. (The)(a)	95,481	3,547,119

Medical Supplies & Equipment — 1.0%
Alliance Imaging, Inc.*	20,600	178,602
Applera Corp. – Celera Genomics Group	12,200	138,592
Arena Pharmaceuticals, Inc.*(a)	5,200	26,988
Barrier Therapeutics, Inc.*	11,600	46,632
Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	15,700	1,269,973
Bionovo, Inc.*(a)	40,400	49,288
CONMED Corp.*(a)	121,161	3,216,825
Cypress Bioscience, Inc.*	9,300	66,867
Invacare Corp.	36,600	748,104
Power Medical Interventions, Inc.*	6,100	33,855
PSS World Medical, Inc.*(a)	74,507	1,214,464
STERIS Corp.	13,300	382,508
SurModics, Inc.*(a)	2,100	94,164
Third Wave Technologies*	12,000	133,920
		7,600,782
Metals & Mining — 1.3%
Carpenter Technology Corp.	17,510	764,312
Century Aluminum Co.*(a)	54,050	3,593,784
Haynes International, Inc.*(a)	4,890	281,420
Iamgold Corp. (Canada)	253,550	1,533,978
RBC Bearings, Inc.*(a)	55,413	1,846,361
RTI International Metals, Inc.*	20,299	723,050
Worthington Industries, Inc.	45,100	924,550

		9,667,455

Metals/Mining Excluding Steel — 0.1%
Uranium Resources, Inc.*	129,923	479,416

Office Equipment — 0.5%
Ennis, Inc.(a)	112,150	1,755,147
IKON Office Solutions, Inc.(a)	64,800	730,944
United Stationers, Inc.*(a)	30,040	1,109,978

		3,596,069

Oil & Gas — 5.1%
Alon USA Energy, Inc.(a)	26,500	316,940
Atwood Oceanics, Inc.*(a)	22,100	2,747,914
Berry Petroleum Co. (Class A Stock)(a)	58,254	3,429,996
Bois d’Arc Energy, Inc.*	17,500	425,425
Cabot Corp.(a)	52,363	1,272,945
Callon Petroleum Co.*	9,100	248,976
Comstock Resources, Inc.*(a)	20,000	1,688,600
Energy Partners Ltd.*	17,044	254,296
Hornbeck Offshore Services, Inc.*(a)	44,400	2,509,044
ION Geophysical Corp.*(a)	101,670	1,774,141
Key Energy Services, Inc.*	149,350	2,900,377
Laclede Group, Inc. (The)(a)	9,600	387,552
McMoRan Exploration Co.*(a)	16,800	462,336
Northwest Natural Gas Co.(a)	20,450	946,017
Petrohawk Energy Corp.*(a)	8,900	412,159
Petroquest Energy, Inc.*(a)	130,250	3,503,725
Pioneer Drilling Co.*	21,000	395,010
Rosetta Resources, Inc.*(a)	10,900	310,650
St. Mary Land & Exploration Co.(a)	62,050	4,010,912
Stone Energy Corp.*(a)	75,600	4,982,796
Superior Energy Services, Inc.*(a)	50,850	2,803,869
Trico Marine Services, Inc.*(a)	40,700	1,482,294
Union Drilling, Inc.*(a)	11,200	242,816

		37,508,790

Oil, Gas & Consumable Fuels — 0.4%
Denbury Resources, Inc.*	37,964	1,385,686
XTO Energy, Inc.	25,180	1,725,082

		3,110,768

Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.(a)	24,700	209,703
Neenah Paper, Inc.	105,577	1,764,192
Rock-Tenn Co. (Class A Stock)(a)	47,500	1,424,525
Schweitzer-Manduit International, Inc.	29,800	502,130
Universal Forest Products, Inc.	14,100	422,436

		4,322,986

Personal Services — 0.2%
CompuCredit Corp.*(a)	29,400	176,400
Geo Group, Inc.*	18,700	420,750

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008	(Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Personal Services (cont’d.)
Stewart Enterprises, Inc. (Class A Stock)(a)	109,900	$791,280

		1,388,430

Pharmaceuticals — 0.6%
Alpharma, Inc. (Class A Stock)*	9,800	220,794
Auxilium Pharmaceuticals, Inc.*(a)	7,700	258,874
Onyx Pharmaceuticals, Inc.*	8,500	302,600
Par Pharmaceutical Cos., Inc.*	7,300	118,479
Perrigo Co.(a)	18,800	597,276
Rigel Pharmaceuticals, Inc.*(a)	4,200	95,172
Sciele Pharmaceutical, Inc.*(a)	103,850	2,009,497
United Therapeutics Corp.*(a)	5,600	547,400
Valeant Pharmaceuticals International*(a)	10,300	176,233
Viropharma, Inc.*(a)	40,600	449,036

		4,775,361

Printing & Publishing — 0.4%
Consolidated Graphics, Inc.*(a)	20,100	990,327
Courier Corp.(a)	68,904	1,383,592
Scholastic Corp.*(a)	27,900	799,614
Valassis Communications, Inc.*(a)	12,000	150,240

		3,323,773

Real Estate Investment Trusts — 5.3%
American Land Lease, Inc.	24,804	471,276
Annaly Mortgage Management, Inc.(a)	76,160	1,181,242
Anthracite Capital, Inc.(a)	117,700	828,608
Anworth Mortgage Asset Corp.	60,700	395,157
Arbor Realty Trust, Inc.(a)	28,100	252,057
Ashford Hospitality Trust(a)	191,050	882,651
Associated Estates Realty Corp.	7,300	78,183
Biomed Realty Trust, Inc.	111,237	2,728,644
Capital Trust, Inc. (Class A Stock)(a)	11,000	211,310
CBL & Associates Properties, Inc.	57,831	1,320,860
Cousins Properties, Inc.(a)	31,340	723,954
DCT Industrial Trust, Inc.	131,900	1,092,132
DiamondRock Hospitality Co.	80,400	875,556
Duke Realty Corp.(a)	15,710	352,690
Education Realty Trust, Inc.	122,834	1,431,016
Entertainment Properties Trust	9,900	489,456
Equity Lifestyle Properties, Inc.(a)	18,100	796,400
Equity One, Inc.(a)	60,721	1,247,817
Extra Space Storage, Inc.	11,300	173,568
First Potomac Realty Trust(a)	36,500	556,260
Glimcher Realty Trust	13,900	155,402
Gramercy Capital Corp.	22,921	265,655
Hersha Hospitality Trust	25,000	188,750
HFF, Inc. (Class A Stock)*(a)	17,000	96,730
Home Properties, Inc.(a)	6,800	326,808
Inland Real Estate Corp.(a)	42,500	612,850
LaSalle Hotel Properties(a)	34,150	858,189
Lexington Corp. Properties Trust(a)	221,300	3,016,319
Liberty Property Trust(a)	13,590	450,508
LTC Properties, Inc.(a)	26,300	672,228
Maguire Properties, Inc.(a)	13,500	164,295
MFA Mortgage Investments, Inc.	333,283	2,173,005
Mid-America Apartment Communities, Inc.(a)	65,430	3,339,547
National Retail Properties, Inc.(a)	96,500	2,016,850
Northstar Realty Finance Corp.(a)	97,900	814,528
Omega Healthcare Investors, Inc.	18,300	304,695
Parkway Properties, Inc.(a)	34,200	1,153,566
Pennsylvania Real Estate Investment Trust(a)	73,300	1,696,162
Resource Capital Corp.	16,600	119,686
Saul Centers, Inc.(a)	21,600	1,014,984
Senior Housing Properties Trust(a)	101,000	1,972,530
Strategic Hotel Capital, Inc.	48,800	457,256
Sun Communities, Inc.	4,500	82,035
Sunstone Hotel Investors, Inc.	58,000	962,800

		39,004,215

Restaurants — 0.3%
Bob Evans Farms, Inc.	2,400	68,640
Domino’s Pizza, Inc.*	32,500	373,750
Jack in the Box, Inc.*(a)	65,900	1,476,819
Papa John’s International, Inc.*	9,100	241,969

		2,161,178

Retail — 0.3%
Dillard’s, Inc. (Class A Stock)	38,810	449,032
Ethan Allen Interiors, Inc.(a)	67,016	1,648,593

		2,097,625

Retail & Merchandising — 2.6%
Bebe Stores, Inc.(a)	85,931	825,797
Cash America International, Inc.	57,000	1,767,000
Collective Brands, Inc.*	35,600	414,028
Conn’s, Inc.*	7,200	115,704
Core-Mark Holding Co., Inc.*(a)	19,800	518,760
Dress Barn, Inc.*(a)	16,200	216,756
DSW, Inc. (Class A Stock)*(a)	116,779	1,375,657
Finish Line, Inc. (The) (Class A Stock)*	36,200	314,940
Lithia Motors, Inc. (Class A Stock)(a)	39,660	195,127
Men’s Wearhouse, Inc. (The)(a)	69,918	1,138,964
Movado Group, Inc.(a)	12,100	239,580
Oxford Industries, Inc.	2,600	49,790
Pacific Sunwear of California*(a)	125,521	1,070,694
Pantry, Inc. (The)*(a)	102,817	1,096,029
PC Connection, Inc.*	19,100	177,821
PC Mall, Inc.*	9,300	126,108
Penske Auto Group, Inc.(a)	124,900	1,841,026
Perry Ellis International, Inc.*	34,250	726,785
RC2 Corp.*(a)	75,593	1,403,006
Rent-A-Center, Inc.*(a)	98,200	2,019,974
Shoe Carnival, Inc.*	7,300	86,067
Stage Stores, Inc.	52,000	606,840
Tween Brands, Inc.*	3,200	52,672
Vector Group Ltd.(a)	147,402	2,377,594
West Marine, Inc.*(a)	75,318	308,804
Zep, Inc.	10,400	154,752

		19,220,275

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008	(Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Semiconductors — 2.9%
Actel Corp.*	14,400	$242,640
Amkor Technology, Inc.*	52,800	549,648
Applied Micro Circuits Corp.*	12,425	106,358
Asyst Technologies, Inc.*	9,400	33,558
Brooks Automation, Inc.*(a)	13,500	111,645
Cirrus Logic, Inc.*(a)	35,200	195,712
Cohu, Inc.	3,500	51,380
DSP Group, Inc.*	13,800	96,600
Eagle Test Systems, Inc.*	9,700	108,640
Emulex Corp.*(a)	247,803	2,886,905
Entegris, Inc.*(a)	264,851	1,734,774
Exar Corp.*(a)	135,642	1,022,741
Fairchild Semiconductor International, Inc.*	102,970	1,207,838
Kulicke & Soffa Industries, Inc.*(a)	210,801	1,536,739
Lattice Semiconductor Corp.*	32,300	101,099
MKS Instruments, Inc.*(a)	132,350	2,898,465
MRV Communications, Inc.*	19,700	23,443
Omnivision Technologies, Inc.*(a)	60,820	735,314
ON Semiconductor Corp.*(a)	94,400	865,648
Photronics, Inc.*(a)	10,700	75,328
PMC – Sierra, Inc.*	134,500	1,028,925
Richardson Electronics Ltd.	75,348	446,814
Semtech Corp.*(a)	13,500	189,945
Silcon Storage Technology, Inc.*	19,900	55,123
Skyworks Solutions, Inc.*(a)	150,500	1,485,435
Standard Microsystems Corp.*(a)	15,500	420,825
TriQuint Semiconductor, Inc.*(a)	103,600	627,816
Verigy Ltd.*	63,340	1,438,451
Zoran Corp.*	76,800	898,560

		21,176,369

Services – Telephone — 0.3%
Alaska Communications Systems Group, Inc.	176,050	2,102,037

Software — 0.5%
CSG Systems International, Inc.*	21,500	236,930
Digi International, Inc.*	76,790	602,801
EPIQ Systems, Inc.*(a)	84,680	1,202,456
InfoGROUP, Inc.	6,100	26,779
JDA Software Group, Inc.*	17,000	307,700
McAfee, Inc.*(a)	31,488	1,071,537

		3,448,203

Specialty Retail — 0.3%
Buckle, Inc. (The)(a)	10,480	479,251
Cato Corp. (Class A Stock)	78,597	1,119,221
Williams-Sonoma, Inc.(a)	13,100	259,904

		1,858,376

Technology – Internet — 0.3%
Avocent Corp.*(a)	116,507	2,167,030

Telecommunications — 2.8%
Atlantic Tele-Network, Inc.	7,200	198,072
Centennial Communications Corp.*	130,900	914,991
Cincinnati Bell, Inc.*(a)	478,000	1,902,440
CommScope, Inc.*(a)	55,500	2,928,735
Consolidated Communications Holdings, Inc.	10,000	148,900
Finisar Corp.*(a)	34,500	41,055
Foundry Networks, Inc.*(a)	285,136	3,370,308
Harmonic, Inc.*	31,500	299,565
Iowa Telecommunications Services, Inc.	162,900	2,868,669
Mastec, Inc.*	30,200	321,932
Newport Corp.*(a)	16,700	190,213
Plantronics, Inc.	126,530	2,824,150
Polycom, Inc.*(a)	13,000	316,680
Powerwave Technologies, Inc.*(a)	319,950	1,359,787
Premiere Global Services, Inc.*	109,100	1,590,678
RF Micro Devices, Inc.*(a)	29,900	86,710
Syniverse Holdings, Inc.*	61,200	991,440
USA Mobility, Inc.*	6,700	50,585
UTStarcom, Inc.*(a)	22,400	122,528

		20,527,438

Textiles, Apparel & Luxury Goods — 0.1%
Timberland Co. (Class A Stock)*(a)	60,485	988,930

Thrifts & Mortgage Finance
Downey Financial Corp.(a)	14,200	39,334
PMI Group, Inc. (The)	22,660	44,187

		83,521

Transportation — 2.1%
Arkansas Best Corp.	18,400	674,176
Atlas Air Worldwide Holdings, Inc.*(a)	21,700	1,073,282
Bristow Group, Inc.*(a)	41,600	2,058,784
Eagle Bulk Shipping, Inc.(a)	23,700	700,809
GATX Corp.	52,350	2,320,675
Genco Shipping & Trading Ltd.(a)	25,200	1,643,040
Gulfmark Offshore, Inc.*(a)	46,600	2,711,188
Kansas City Southern*(a)	31,132	1,369,497
Knightsbridge Tankers Ltd. (Bermuda)(a)	19,200	618,432
Pacer International, Inc.	85,870	1,847,064
TBS International Ltd. (Bermuda)*(a)	18,700	747,065

		15,764,012

Utilities — 6.3%
AGL Resources, Inc.	81,790	2,828,298
Allete, Inc.(a)	54,250	2,278,500
American States Water Co.	8,200	286,508
Atlas America, Inc.(a)	57,928	2,609,656
Atmos Energy Corp.(a)	74,722	2,060,086
Black Hills Corp.	6,200	198,772
Cleco Corp.	36,600	853,878
Comfort Systems USA, Inc.	66,900	899,136
El Paso Electric Co.*	58,500	1,158,300
EMCOR Group, Inc.*(a)	104,120	2,970,544
Idacorp, Inc.(a)	80,100	2,314,089
Integrys Energy Group, Inc.(a)	49,450	2,513,543
New Jersey Resources Corp.(a)	83,189	2,716,121
South Jersey Industries, Inc.	21,800	814,448
Southwest Gas Corp.	59,000	1,754,070

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

		Shares	Value (Note 2)
COMMON STOCKS (Continued)
Utilities (cont’d.)
Swift Energy Co.*(a)		82,464	$5,447,572
UIL Holdings Corp.		17,500	514,675
Unisource Energy Corp.(a)		69,200	2,145,892
Vectren Corp.		92,300	2,880,683
W-H Energy Services, Inc.*		28,721	2,749,748
Westar Energy, Inc.		167,723	3,607,722
WGL Holdings, Inc.(a)		60,731	2,109,795
Wisconsin Energy Corp.		14,617	660,981

			46,373,017

TOTAL COMMON STOCKS (cost $794,528,185)			701,762,504

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation — 0.2%
U.S. Treasury Notes(k) (cost $1,212,261)
4.625%	11/30/08	$1,205	1,218,180

TOTAL LONG-TERM INVESTMENTS (cost $795,740,446)			702,980,684

		Shares
SHORT-TERM INVESTMENT — 45.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $330,702,427; includes $308,351,541 of cash collateral for securities on loan)(b)(w) (Note 4)		330,702,427	330,702,427

TOTAL INVESTMENTS — 140.6% (cost $1,126,442,873; Note 6)			1,033,683,111
Liabilities in excess of other assets(x) — (40.6)%			(298,650,864)

NET ASSETS — 100.0%			$735,032,247

The following abbreviations are used in portfolio descriptions:

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $289,354,083; cash collateral of $308,351,541 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Depreciation
Long Positions:
37	Russell 2000	Sep 08	$13,056,375	$12,796,450	$(259,925)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,032,464,931	$(259,925)
Level 2 – Other Significant Observable Inputs	1,218,180	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,033,683,111	$(259,925)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (42.0% represents investments purchased with collateral from securities on loan)	45.0%
Financial – Bank & Trust	7.3
Insurance	6.7
Utilities	6.3
Real Estate Investment Trust	5.3
Oil & Gas	5.1
Electronic Components & Equipment	4.1
Computer Services & Software	3.4
Industrial Products	2.9
Healthcare Services	2.9
Semiconductors	2.9

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Telecommunications	2.8%
Retail & Merchandising	2.6
Consumer Products & Services	2.6
Food	2.5
Financial Services	2.2
Transportation	2.1
Machinery & Equipment	2.1
Chemicals	2.1
Aerospace	2.0
Business Services	1.5
Metals & Mining	1.3
Machinery	1.3
Containers & Packaging	1.2
Automotive Parts	1.1
Medical Supplies & Equipment	1.0
Electric Utilities	1.0
IT Services	0.8
Entertainment & Leisure	0.8
Building Materials	0.8
Food Products	0.7
Clothing & Apparel	0.7
Food & Staples Retailing	0.7
Pharmaceuticals	0.6
Paper & Forest Products	0.6
Broadcasting	0.5
Office Equipment	0.5
Medical Products	0.5
Software	0.5
Banks	0.5
Commercial Services	0.5
Printing & Publishing	0.4
Automotive Components	0.4
Commercial Banks	0.4
Construction	0.4
Oil, Gas & Consumable Fuels	0.4
Furniture	0.4
Household Products	0.4
Communications Equipment	0.4
Equipment Services	0.3
Energy Equipment & Services	0.3
Technology – Internet	0.3
Restaurants	0.3
Energy – Energy Resources	0.3
Health Services	0.3
Financial – Brokerage	0.3
Services – Telephone	0.3
Retail	0.3
Computers – Networking	0.3
Internet Services	0.3
Specialty Retail	0.3
Hotels, Restaurants & Leisure	0.2
Conglomerates	0.2
Airlines	0.2
Healthcare Products	0.2
Personal Services	0.2
Marine	0.2
Environmental Services	0.2
Household Durables	0.2
Automobile Manufacturers	0.2
Farming & Agriculture	0.2
U.S. Treasury Obligations	0.2
Diversified Financial Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Computer Hardware	0.1
Exchange Traded Funds	0.1
Healthcare – Medical Providers	0.1
Diversified Consumer Services	0.1
Healthcare Equipment & Services	0.1
Iron & Steel	0.1
Electrical Equipment	0.1
Biotechnology	0.1
Diversified Operations	0.1
Media	0.1
Apparel & Textile	0.1
Metals/Mining Excluding Steel	0.1
Electronics	0.1
Financial Institutions	0.1

140.6
Liabilities in excess of other assets	(40.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $289,354,083:
Unaffiliated investments (cost $795,740,446)	$702,980,684
Affiliated investments (cost $330,702,427)	330,702,427
Receivable for investments sold	28,773,884
Receivable for fund share sold	1,670,059
Dividends and interest receivable	1,287,402
Prepaid expenses	7,365

Total Assets	1,065,421,821

LIABILITIES:
Payable to broker for collateral for securities on loan	308,351,541
Payable for investments purchased	11,672,240
Loan payable (Note 7)	9,000,000
Payable to custodian	699,740
Advisory fees payable	315,063
Due to broker-variation margin	183,100
Payable for fund share repurchased	82,340
Accrued expenses and other liabilities	79,776
Shareholder servicing fees payable	5,774

Total Liabilities	330,389,574

NET ASSETS	$735,032,247

Net assets were comprised of:
Paid-in capital	$833,938,018
Retained earnings	(98,905,771)

Net assets, June 30, 2008	$735,032,247

Net asset value and redemption price per share, $735,032,247 / 64,732,103 outstanding shares of beneficial interest	$11.35

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $4,053 foreign withholding tax)	$6,805,083
Affiliated income from securities lending, net	1,150,724
Affiliated dividend income	451,388
Unaffiliated interest income	20,000

8,427,195

EXPENSES
Advisory fees	3,633,535
Shareholder servicing fees and expenses	282,608
Custodian and accounting fees	113,000
Loan interest expense (Note 7)	32,864
Audit fee	13,000
Trustees’ fees	12,000
Insurance expenses	10,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	5,000
Shareholders’ reports	1,000
Miscellaneous	3,928

Total expenses	4,115,935

NET INVESTMENT INCOME	4,311,260

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investment transactions	(4,370,278)
Futures transactions	(1,361,807)

(5,732,085)

Net change in unrealized appreciation (depreciation) on:
Investments	(74,270,667)
Futures	(255,225)

(74,525,892)

NET LOSS ON INVESTMENTS	(80,257,977)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(75,946,717)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$4,311,260	$9,533,677
Net realized gain (loss) on investment transactions	(5,732,085)	91,655,750
Net change in unrealized appreciation (depreciation) on investments	(74,525,892)	(153,701,741)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(75,946,717)	(52,512,314)

DISTRIBUTIONS	(101,189,427)	(117,488,699)

FUND SHARE TRANSACTIONS:
Fund share sold [4,820,483 and 10,872,603 shares, respectively]	65,764,487	182,782,074
Fund share issued in reinvestment of distributions [8,287,422 and 8,446,348 shares, respectively]	101,189,427	117,488,699
Fund share repurchased [15,899,662 and 17,559,141 shares, respectively]	(207,349,857)	(304,498,616)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(40,395,943)	(4,227,843)

TOTAL DECREASE IN NET ASSETS	(217,532,087)	(174,228,856)
NET ASSETS:
Beginning of period	952,564,334	1,126,793,190

End of period	$735,032,247	$952,564,334

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 64.0%
Advertising — 0.3%
Aegis Group PLC (United Kingdom)	161,375	$344,517
Lamar Advertising Co. (Class A Stock)*(a)	18,800	677,364
Omnicom Group, Inc.(a)	40,300	1,808,664
WPP Group PLC (United Kingdom)	25,647	245,073

		3,075,618

Aerospace — 1.3%
BBA Aviation PLC (United Kingdom)	101,279	254,246
Boeing Co. (The)	29,000	1,905,880
Finmeccanica SpA (Italy)	31,536	824,541
General Dynamics Corp.	26,000	2,189,200
Lockheed Martin Corp.	22,000	2,170,520
Northrop Grumman Corp.(a)	21,200	1,418,280
Raytheon Co.	11,300	635,964
Rockwell Collins, Inc.	14,500	695,420
Teledyne Technologies, Inc.*(a)	2,500	121,975
Triumph Group, Inc.(a)	2,500	117,750
United Technologies Corp.	54,200	3,344,140

		13,677,916

Airlines — 0.1%
AirTran Holdings, Inc.*(a)	7,200	14,688
AMR Corp.*(a)	5,800	29,696
British Airways PLC (United Kingdom)	28,023	119,359
Gol Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	13,500	152,280
SkyWest, Inc.	3,400	43,010
Southwest Airlines Co.	47,600	620,704

		979,737

Audio/Video Products
Harman International Industries, Inc.(a)	4,000	165,560

Automobile Manufacturers — 0.6%
Bayerische Motoren Werke AG (Germany)	24,905	1,196,604
General Motors Corp.(a)	59,900	688,850
Harley-Davidson, Inc.(a)	15,400	558,404
Honda Motor Co. Ltd. (Japan)	11,800	401,168
Oshkosh Corp.(a)	2,900	60,001
PACCAR, Inc.(a)	31,900	1,334,377
Rolls-Royce Group PLC (United Kingdom)*	64,735	437,528
Rolls-Royce Group PLC (Class B Stock) (United Kingdom)*	4,494,157	8,952
Thor Industries, Inc.(a)	2,500	53,150
Toyota Motor Corp. (Japan)	22,900	1,080,463
Volvo AB (Class B Stock) (Sweden)	33,691	410,257
Winnebago Industries, Inc.(a)	4,200	42,798

		6,272,552

Automotive Parts — 0.2%
Aisin Seiki Co. Ltd. (Japan)	12,200	399,831
Autoliv, Inc. AB (Sweden)	8,250	384,837
GKN PLC (United Kingdom)	94,043	415,073
H&E Equipment Services, Inc.*(a)	3,400	40,868
Johnson Controls, Inc.(a)	15,400	441,672
Koito Manufacturing Co. Ltd. (Japan)	26,000	361,162
WABCO Holdings, Inc.	1,700	78,982

		2,122,425

Beverages — 1.5%
Anheuser-Busch Cos., Inc.	47,400	2,944,488
Boston Beer Co., Inc. (Class A Stock)*	3,400	138,312
Coca-Cola Co. (The)	83,500	4,340,330
Coca-Cola West Holdings Co. Ltd. (Japan)	26,000	606,018
Compania Cervecerias Unidas SA, ADR (Chile)	12,500	364,500
Kirin Holdings Co. Ltd. (Japan)	27,000	421,585
Lion Nathan Ltd. (Australia)	90,258	739,798
PepsiCo, Inc.	69,500	4,419,505
Pernod Ricard SA (France)	14,643	1,494,227

		15,468,763

Biotechnology — 0.1%
Illumina, Inc.*(a)	1,700	148,087
Incyte Corp.*(a)	6,600	50,226
Maxygen, Inc.*	9,100	30,849
Millipore Corp.*(a)	4,500	305,370

		534,532

Building & Construction — 0.1%
Foster Wheeler Ltd.*	11,300	826,595
JS Group Corp. (Japan)	13,000	206,536

		1,033,131

Building Materials — 0.3%
Boral Ltd. (Australia)	69,121	374,386
Bouygues SA (France)	15,523	1,024,160
Cemex SA de CV (Mexico)*	106,992	264,858
Holcim Ltd. (Switzerland)	5,887	475,858
Masco Corp.	42,800	673,244
Sherwin-Williams Co. (The)	4,900	225,057
Universal Forest Products, Inc.	3,600	107,856
USG Corp.*(a)	3,300	97,581

		3,243,000

Business Services — 0.4%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	43,400	1,767,248
Bureau Veritas SA (France)	13,220	783,605
ChoicePoint, Inc.*	2,566	123,681
Corporate Executive Board Co. (The)	3,900	163,995
Dun & Bradstreet Corp.	1,100	96,404
FTI Consulting, Inc.*(a)	800	54,768
Informa PLC (United Kingdom)	42,463	347,936
Iron Mountain, Inc.*(a)	8,687	230,640
Manpower, Inc.	1,700	99,008
Navigant Consulting, Inc.*	5,000	97,800
Robert Half International, Inc.	12,900	309,213
Senomyx, Inc.*	9,400	46,342

		4,120,640

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Cable Television — 0.2%
Liberty Global, Inc. (Class A Stock)*	7,732	$243,017
Shaw Communications, Inc. (Class B Stock) (Canada)	31,200	635,232
Time Warner Cable, Inc. (Class A Stock)*(a)	57,700	1,527,896

		2,406,145

Chemicals — 1.2%
Albemarle Corp.	1,700	67,847
American Vanguard Corp.(a)	11,600	142,680
Arch Chemicals, Inc.(a)	6,050	200,557
Asahi Kasei Corp. (Japan)	36,000	188,501
BASF AG (Germany)	20,488	1,412,065
Cabot Corp.(a)	3,000	72,930
Dow Chemical Co. (The)	54,600	1,906,086
DuPont, (E.I.) de Nemours & Co.	49,959	2,142,742
Ecolab, Inc.	8,400	361,116
Hitachi Chemical Co. Ltd. (Japan)	27,700	572,600
Mosaic Co. (The)*(a)	2,300	332,810
Potash Corp. of Saskatchewan (Canada)	1,300	297,141
Praxair, Inc.	27,600	2,601,024
Sigma-Aldrich Corp.(a)	5,000	269,300
Symyx Technologies, Inc.*	13,800	96,324
Syngenta AG (Switzerland)	1,700	550,754
Tosoh Corp. (Japan)	62,000	253,407
Wacker Chemie AG (Germany)	2,528	528,123

		11,996,007

Clothing & Apparel — 0.3%
Adidas AG (Germany)	11,218	706,431
Anvil Holdings, Inc.*(g)	126	627
Aoyama Trading Co. Ltd. (Japan)	5,000	92,056
Benetton Group SpA (Italy)	50,072	583,057
Coach, Inc.*	28,700	828,856
NIKE, Inc. (Class B Stock)(a)	11,500	685,515

		2,896,542

Commercial Banks — 0.1%
Home Bancshares, Inc.(a)	5,800	130,384
Standard Chartered PLC (United Kingdom)	38,005	1,076,280

		1,206,664

Commercial Services — 0.4%
Benesse Corp. (Japan)	11,800	477,845
Dollar Thrifty Automotive Group, Inc.*(a)	5,100	48,195
H&R Block, Inc.	104,900	2,244,860
Huron Consulting Group, Inc.*	900	40,806
Jackson Hewitt Tax Service, Inc.	4,200	51,324
Paychex, Inc.(a)	7,200	225,216
QinetiQ PLC (United Kingdom)	143,816	588,666
Western Union Co. (The)(a)	35,200	870,144

		4,547,056

Computer Hardware — 2.3%
Acer, Inc. (Taiwan)	295,224	581,636
Apple, Inc.*(a)	48,500	8,120,840
Computer Sciences Corp.*	15,200	711,968
Dell, Inc.*(a)	207,200	4,533,536
Hewlett-Packard Co.	101,400	4,482,894
International Business Machines Corp.(a)	38,550	4,569,331
Palm, Inc.(a)	30,000	161,700
SanDisk Corp.*	34,100	637,670
Seagate Technology (Cayman Islands)	24,600	470,598

		24,270,173

Computer Services & Software — 2.7%
3D Systems Corp.*	5,300	50,350
Activision, Inc.*(a)	8,377	285,405
American Reprographics Co.*	6,200	103,230
Art Technology Group, Inc.*	13,300	42,560
Autodesk, Inc.*(a)	48,300	1,633,023
Automatic Data Processing, Inc.	31,500	1,319,850
Avid Technology, Inc.*(a)	5,100	86,649
Cadence Design Systems, Inc.*(a)	8,300	83,830
Cisco Systems, Inc.*	146,700	3,412,242
Electronic Arts, Inc.*	16,700	741,981
EMC Corp.*(a)	111,200	1,633,528
F5 Networks, Inc.*(a)	5,900	167,678
Factset Research Systems, Inc.	1,900	107,084
Fiserv, Inc.*	8,700	394,719
Global Payments, Inc.(a)	2,700	125,820
Henry, (Jack) & Associates, Inc.(a)	3,600	77,904
Intuit, Inc.*	27,800	766,446
LogicaCMG PLC (United Kingdom)	68,445	146,561
McAfee, Inc.*(a)	5,200	176,956
Microsoft Corp.(a)	482,800	13,281,828
NS Solutions Corp. (Japan)	15,500	343,033
Oracle Corp.*(a)	69,900	1,467,900
Red Hat, Inc.*	85,880	1,776,857
Salary.com, Inc.*	8,500	34,000
SYNNEX Corp.*	5,000	125,450
Tech Data Corp.*	4,200	142,338
Websense, Inc.*(a)	5,800	97,672

		28,624,894

Conglomerates — 0.5%
DCC PLC (Ireland)	29,870	741,700
Honeywell International, Inc.	27,500	1,382,700
Hutchison Whampoa Ltd. (Hong Kong)	71,400	719,746
ITT Corp.(a)	19,200	1,215,936
Jardine Cycle & Carriage Ltd. (Singapore)	31,000	387,343
Rockwell Automation, Inc.	10,700	467,911

		4,915,336

Construction — 0.5%
Acciona SA (Spain)	5,446	1,287,370
ACS Actividades de Construccion y Servicios SA (Spain)	12,734	637,197
Carillion PLC (United Kingdom)	86,677	571,634
China Railway Construction Corp. (China)*	594,000	837,988

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Construction (cont’d.)
Fluor Corp.	4,900	$911,792
Insituform Technologies, Inc. (Class A Stock)*	9,500	144,685
McDermott International, Inc.*	13,900	860,271
Toll Brothers, Inc.*(a)	5,800	108,634

		5,359,571

Consumer Products & Services — 2.4%
Avon Products, Inc.	23,900	860,878
Clorox Co.(a)	29,200	1,524,240
Colgate-Palmolive Co.	9,700	670,270
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,400	250,830
Fortune Brands, Inc.	18,500	1,154,585
Johnson & Johnson(a)	127,446	8,199,876
Kimberly-Clark Corp.	29,900	1,787,422
L’Oreal SA (France)	10,319	1,119,266
Orkla ASA (Norway)	51,900	665,019
Pacific Brands Ltd. (Australia)	172,618	293,728
Procter & Gamble Co.	142,205	8,647,486
Rent-A-Center, Inc.*(a)	7,900	162,503

		25,336,103

Containers & Packaging
Owens-Illinois, Inc.*(a)	3,600	150,084
Smurfit-Stone Container Corp.*	13,100	53,317

		203,401

Distribution/Wholesale — 0.3%
Fossil, Inc.*	3,400	98,838
Mitsubishi Corp. (Japan)	45,600	1,503,037
Mitsui & Co. Ltd. (Japan)	46,000	1,015,869
Pool Corp.(a)	4,312	76,581
Taleo Corp. (Class A Stock)*	4,200	82,278

		2,776,603

Diversified Operations — 1.4%
3M Co.	35,600	2,477,404
A.O. Smith Corp.(a)	2,500	82,075
General Electric Co.	347,000	9,261,430
Koppers Holdings, Inc.	2,700	113,049
Leggett & Platt, Inc.(a)	29,800	499,746
Tomkins PLC (United Kingdom)	64,287	192,466
Tyco International Ltd. (Bermuda)	61,350	2,456,454

		15,082,624

Electronic Components & Equipment — 1.1%
Advanced Energy Industries, Inc.*	9,500	130,150
Agilent Technologies, Inc.*	22,400	796,096
American Science & Engineering, Inc.	1,500	77,295
AVX Corp.	10,000	113,100
Belden, Inc.(a)	3,250	110,110
CyberOptics Corp.*	9,400	92,214
Energizer Holdings, Inc.*(a)	1,700	124,253
Fanuc Ltd. (Japan)	6,100	595,724
FLIR Systems, Inc.*(a)	8,300	336,731
General Cable Corp.*(a)	1,700	103,445
Gentex Corp.	7,500	108,300
Hosiden Corp. (Japan)	26,200	557,631
Koninklijke (Royal) Philips Electronics NV (Netherlands)	22,997	778,804
LG Display Co. Ltd. (South Korea)	14,380	538,881
Mitsubishi Electric Corp. (Japan)	117,000	1,261,619
Nikon Corp. (Japan)	19,000	554,692
Plexus Corp.*(a)	4,200	116,256
Samsung Electronics Co. Ltd. (South Korea)	889	531,165
Sony Corp. (Japan)	13,800	603,023
Tyco Electronics Ltd. (Bermuda)	90,650	3,247,083
Venture Corp. Ltd. (Singapore)	38,000	273,992
Wacom Co. Ltd. (Japan)	86	204,906
Waters Corp.*	5,400	348,300

		11,603,770

Energy Services — 0.1%
Foundation Coal Holdings, Inc.	1,900	168,302
Iberdrola Renovables SA (Spain)*	94,957	731,568

		899,870

Entertainment & Leisure — 0.8%
International Game Technology	55,300	1,381,394
Las Vegas Sands Corp.*(a)	18,000	853,920
Melco Crown Entertainment Ltd., ADR (Hong Kong)*(a)	83,500	778,220
Time Warner, Inc.	213,500	3,159,800
Walt Disney Co. (The)(a)	60,400	1,884,480
Wynn Resorts Ltd.(a)	8,100	658,935

		8,716,749

Environmental Services — 0.2%
Allied Waste Industries, Inc.*	118,400	1,494,208
Republic Services, Inc.	14,850	441,045
Waste Connections, Inc.*(a)	3,050	97,387

		2,032,640

Farming & Agriculture — 0.3%
Alliance One International, Inc.*(a)	14,400	73,584
Bunge Ltd.(a)	2,600	279,994
Monsanto Co.	24,800	3,135,712

		3,489,290

Financial – Bank & Trust — 3.1%
Allied Irish Banks PLC (Ireland)	45,265	697,576
Australia & New Zealand Banking Group Ltd. (Australia)	48,972	878,851
Babcock & Brown Ltd. (Australia)	43,718	314,328
Banco Santander Central Hispano SA (Spain)	81,590	1,488,539
Bank of America Corp.	249,076	5,945,444
Bank of Yokohama Ltd. (Japan)	100,000	691,246
BankAtlantic Bancorp, Inc. (Class A Stock)	11,700	20,592
BB&T Corp.(a)	7,000	159,390

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
BNP Paribas (France)	12,819	$1,153,930
Citizens Republic Bancorp, Inc.(a)	13,300	37,506
City National Corp. CA(a)	1,600	67,312
Close Brothers Group PLC (United Kingdom)	18,702	205,256
Commerce Bancshares, Inc.(a)	4,210	166,969
Danske Bank A/S (Denmark)	21,800	627,725
DBS Groupo Holdings Ltd. (Singapore)	72,908	1,010,654
East West Bancorp, Inc.(a)	4,200	29,652
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	18,704	1,156,780
First Horizon National Corp.(a)	85,600	636,008
Freddie Mac(a)	44,100	723,240
Glacier Bancorp, Inc.	8,700	139,113
Intesa Sanpaolo SpA (Italy)	140,394	798,120
KBC Groep NV (Belgium)	5,174	571,943
National City Corp.(a)	73,100	348,687
Nordea Bank AB (Sweden)	59,647	817,314
Northern Trust Corp.(a)	6,000	411,420
Pinnacle Financial Partners, Inc.*(a)	3,300	66,297
Popular, Inc. (Puerto Rico)(a)	12,500	82,375
Provident Bankshares Corp.(a)	6,700	42,746
Royal Bank of Scotland Group PLC (United Kingdom)	179,425	763,836
Sandy Spring Bancorp, Inc.(a)	5,300	87,874
Signature Bank*(a)	2,500	64,400
State Street Corp.	28,300	1,810,917
Sumitomo Mitsui Financial Group, Inc. (Japan)	59	443,952
Sumitomo Trust & Banking Co. Ltd. (Japan)	117,000	817,573
Suncorp-Metway Ltd. (Australia)	45,440	568,038
SunTrust Banks, Inc.(a)	19,000	688,180
Swedbank AB (Class A Stock) (Sweden)	16,759	322,008
Synovus Financial Corp.(a)	57,500	501,975
U.S. Bancorp	101,100	2,819,679
UCBH Holdings, Inc.	9,200	20,700
Wachovia Corp.(a)	62,100	964,413
Wells Fargo & Co.	144,400	3,429,500
Westamerica Bancorp(a)	1,100	57,849
Western Alliance Bancorp*	5,000	38,800
Wilmington Trust Corp.	5,400	142,776

		32,831,483

Financial – Brokerage — 0.1%
Lazard Ltd. (Class A Stock) (Bermuda)	12,700	433,705
Macquarie Group Ltd. (Australia)	10,968	511,426

		945,131

Financial Services — 3.4%
Affiliated Managers Group, Inc.*(a)	1,200	108,072
American Express Co.	45,800	1,725,286
Ameriprise Financial, Inc.	30,800	1,252,636
Banco Popolare Scarl (Italy)	19,454	343,681
Bank of New York Mellon Corp. (The)	58,200	2,201,706
BlackRock, Inc.	400	70,800
China Citic Bank (Class H Stock) (China)	1,676,000	939,321
CIT Group, Inc.(a)	24,700	168,207
Citigroup, Inc.	301,041	5,045,447
CME Group, Inc.(a)	3,070	1,176,394
Discover Financial Services LLC	20,600	271,302
Eaton Vance Corp.(a)	4,200	166,992
Fannie Mae	26,200	511,162
Franklin Resources, Inc.	9,200	843,180
Goldman Sachs Group, Inc. (The)	19,500	3,410,550
Grupo Financiero Banorte SA de C.V. (Mexico)	141,284	664,424
Heartland Payment Systems, Inc.(a)	2,500	59,000
ING Groep NV, ADR (Netherlands)	18,472	584,043
Interactive Brokers Group, Inc.*(a)	17,800	571,914
IntercontinentalExchange, Inc.*(a)	3,500	399,000
Intermediate Capital Group PLC (United Kingdom)	24,998	671,063
Janus Capital Group, Inc.	4,000	105,880
JPMorgan Chase & Co.	156,068	5,354,693
Lehman Brothers Holdings, Inc.(a)	39,900	790,419
Marshall & Ilsley Corp.(a)	61,800	947,394
MasterCard, Inc.	1,000	265,520
Merrill Lynch & Co., Inc.(a)	50,600	1,604,526
Moody’s Corp.(a)	8,700	299,628
Morgan Stanley	68,800	2,481,616
Nasdaq OMX Group, Inc. (The)*	2,500	66,375
Nymex Holdings, Inc.	800	67,584
Och-Ziff Capital Management Group LLC	19,900	378,299
PNC Financial Services Group, Inc.(a)	17,700	1,010,670
Raymond James Financial, Inc.	3,300	87,087
Societe Generale (France)	3,799	329,370
Stifel Financial Corp.*	4,200	144,438
Visa, Inc.*	4,400	357,764
Waddell & Reed Financial, Inc. (Class A Stock)(a)	4,300	150,543

		35,625,986

Food — 1.4%
Archer-Daniels-Midland Co.(a)	15,600	526,500
Campbell Soup Co.	30,000	1,003,800
ConAgra Foods, Inc.(a)	21,500	414,520
Dairy Crest Group PLC (United Kingdom)	58,608	383,976
General Mills, Inc.(a)	19,400	1,178,938
Goodman Fielder Ltd. (Australia)	267,412	360,179
Kraft Foods, Inc. (Class A Stock)	91,785	2,611,283
Kroger Co. (The)	18,700	539,869
Nestle SA (Switzerland)	79,370	3,576,783
Sara Lee Corp.	46,500	569,625
Seven and I Holdings Co. Ltd. (Japan)	4	114
Sysco Corp.	23,700	651,987
Tesco PLC (United Kingdom)	227,174	1,661,619
Tootsie Roll Industries, Inc.	5,282	132,737

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Food (cont’d.)
Unilever PLC (United Kingdom)	35,309	$1,003,194
Whole Foods Market, Inc.	5,100	120,819

		14,735,943

Hand/Machine Tools
Stanley Works (The)	5,700	255,531

Healthcare Services — 0.7%
Advisory Board Co. (The)*	2,500	98,325
AMERIGROUP Corp.*(a)	1,700	35,360
Community Health Systems, Inc.*	3,300	108,834
Covance, Inc.*(a)	900	77,418
Coventry Health Care, Inc.*	12,200	371,124
DaVita, Inc.*	2,550	135,481
Edwards Lifesciences Corp.*(a)	2,200	136,488
Healthways, Inc.*	1,700	50,320
Humana, Inc.*	25,100	998,227
Laboratory Corp. of America Holdings*(a)	7,100	494,373
LifePoint Hospitals, Inc.*(a)	3,200	90,560
Medco Health Solutions, Inc.*	37,700	1,779,440
Omnicare, Inc.(a)	4,400	115,368
UnitedHealth Group, Inc.(a)	48,400	1,270,500
WellPoint, Inc.*	36,400	1,734,824

		7,496,642

Hotels & Motels — 0.2%
Choice Hotels International, Inc.	2,500	66,250
Gaylord Entertainment Co.*	4,100	98,236
Marriott International, Inc. (Class A Stock)	54,900	1,440,576
MGM Mirage*(a)	23,172	785,299

		2,390,361

Industrial Products — 0.5%
Actuant Corp. (Class A Stock)(a)	8,000	250,800
Cooper Industries Ltd. (Class A Stock)	11,500	454,250
Culp, Inc.*	6,500	45,630
Harsco Corp.	5,100	277,491
Illinois Tool Works, Inc.	41,400	1,966,914
Makita Corp. (Japan)	7,500	306,540
Mohawk Industries, Inc.*(a)	1,800	115,380
Myers Industries, Inc.	9,900	80,685
Nucor Corp.	18,700	1,396,329
Precision Castparts Corp.	3,200	308,384
Steel Dynamics, Inc.	8,400	328,188

		5,530,591

Insurance — 2.4%
ACE Ltd. (Bermuda)	29,600	1,630,664
Aetna, Inc.	19,700	798,441
American International Group, Inc.	131,930	3,490,868
Aon Corp.	29,900	1,373,606
Assurant, Inc.	4,700	310,012
Aviva PLC (United Kingdom)	79,494	788,111
AXA SA (France)	42,483	1,251,801
CIGNA Corp.	33,500	1,185,565
CNP Assurances SA (France)	7,900	890,701
Employers Holdings, Inc.(a)	5,700	117,990
Everest Re Group Ltd. (Bermuda)	1,700	135,507
Genworth Financial, Inc. (Class A Stock)(a)	81,600	1,453,296
Hartford Financial Services Group, Inc. (The)	20,000	1,291,400
Infinity Property & Casualty Corp.(a)	2,900	120,408
Loews Corp.	18,700	877,030
Markel Corp.*	600	220,200
Marsh & McLennan Cos., Inc.	5,800	153,990
MetLife, Inc.(a)	52,500	2,770,425
Muenchener Rueckversicherung AG (Germany)	5,544	972,385
ProAssurance Corp.*(a)	1,700	81,787
Progressive Corp. (The)	19,200	359,424
Prudential PLC (United Kingdom)	45,189	476,641
QBE Insurance Group Ltd. (Australia)	36,830	790,881
SeaBright Insurance Holdings, Inc.*	7,800	112,944
Selective Insurance Group, Inc.(a)	4,200	78,792
Sony Financial Holdings, Inc. (Japan)	130	522,767
StanCorp Financial Group, Inc.(a)	3,400	159,664
Tokio Marine Holdings, Inc. (Japan)	12,300	479,559
Travelers Cos., Inc. (The)	36,299	1,575,377
White Mountains Insurance Group Ltd.	300	128,700

		24,598,936

Internet Services — 1.1%
Amazon.com, Inc.*(a)	37,100	2,720,543
Ariba, Inc.*(a)	5,000	73,550
Blue Coat Systems, Inc.*(a)	7,300	103,003
Digital River, Inc.*	1,800	69,444
Expedia, Inc.*(a)	27,200	499,936
Google, Inc. (Class A Stock)*	12,200	6,422,324
Juniper Networks, Inc.*(a)	82,200	1,823,196
Monster Worldwide, Inc.*(a)	10,300	212,283
RightNow Technologies, Inc.*	4,200	57,414

		11,981,693

Machinery & Equipment — 0.9%
Applied Industrial Technologies, Inc.(a)	3,300	79,761
Atlas Copco AB (Class A Stock) (Sweden)	49,300	721,031
Baldor Electric Co.(a)	4,300	150,414
Boart Longyear Group (Australia)	275,567	589,106
Danaher Corp.(a)	51,300	3,965,490
Deere & Co.	32,700	2,358,651
Joy Global, Inc.(a)	3,400	257,822
Nordson Corp.(a)	3,200	233,248
Terex Corp.*	19,200	986,304
Toshiba Machine Co. Ltd. (Japan)	38,000	259,095

		9,600,922

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Media — 0.5%
Cablevision Systems Corp. (Class A Stock)*	23,000	$519,800
Discovery Holding Co. (Class A Stock)*	28,252	620,414
DISH Network Corp.*	23,200	679,296
E.W. Scripps Co.*	9,200	28,244
E.W. Scripps Co. (Class A Stock)	9,500	394,630
Jupiter Telecommunications Co. Ltd. (Japan)	748	579,747
Meredith Corp.	8,300	234,807
News Corp. (Class A Stock)	67,900	1,021,216
Sanoma WSOY Oyj (Finland)	21,778	481,807
Sirius Satellite Radio, Inc.*(a)	44,500	85,440
Viacom, Inc. (Class B Stock)*	12,700	387,858
XM Satellite Radio Holdings, Inc. (Class A Stock)*	31,800	249,312

		5,282,571

Medical Supplies & Equipment — 2.2%
Abbott Laboratories	58,300	3,088,151
Alcon, Inc. (Switzerland)	2,900	472,091
Amgen, Inc.*(a)	47,700	2,249,532
Aspect Medical Systems, Inc.*	4,200	26,418
Baxter International, Inc.	36,400	2,327,416
Becton, Dickinson and Co.	11,700	951,210
C.R. Bard Inc.(a)	4,800	422,160
Charles River Laboratories International, Inc.*(a)	2,700	172,584
Computer Programs & Systems, Inc.	8,500	147,305
Covidien Ltd.	37,550	1,798,270
DENTSPLY International, Inc.	4,300	158,240
Elekta AB (Class B Stock) (Sweden)	33,080	633,988
Fresenius SE (Germany)	12,462	1,076,712
Gen-Probe, Inc.*	1,300	61,724
Genzyme Corp.*	7,100	511,342
Henry Schein, Inc.*	2,300	118,611
Hologic, Inc.*(a)	6,240	136,032
Invitrogen Corp.*(a)	4,124	161,908
Martek Biosciences Corp.*(a)	2,500	84,275
McKesson Corp.	21,000	1,174,110
Medtronic, Inc.	69,400	3,591,450
Micrus Endovascular Corp.*	3,300	46,266
ResMed, Inc.*	1,700	60,758
St. Jude Medical, Inc.*	32,700	1,336,776
STERIS Corp.	5,900	169,684
Stryker Corp.(a)	11,900	748,272
Techne Corp.*	1,400	108,346
Terumo Corp. (Japan)	8,600	438,970
Thoratec Corp.*(a)	5,500	95,645
Zimmer Holdings, Inc.*	9,600	653,280

		23,021,526

Metals & Mining — 1.6%
Agnico-Eagle Mines Ltd. (Canada)(a)	14,600	1,085,802
Arch Coal, Inc.	10,700	802,821
BHP Billiton Ltd. (Australia)	42,300	1,772,080
BHP Billiton Ltd., ADR (Australia)	8,900	758,191
Carpenter Technology Corp.(a)	1,800	78,570
Cleveland-Cliffs, Inc.(a)	7,000	834,330
Consol Energy, Inc.(a)	20,100	2,258,637
Freeport-McMoRan Copper & Gold, Inc.(a)	25,345	2,970,181
Haynes International, Inc.*(a)	2,300	132,365
Kobe Steel Ltd. (Japan)	197,000	563,997
Peabody Energy Corp.(a)	14,300	1,259,115
Sims Group Ltd., ADR (Australia)	5,510	219,849
SSAB Svenskt Stal AB (Class A Stock) (Sweden)	40,707	1,305,527
Teck Cominco Ltd. (Class B Stock) (Canada)	17,700	848,715
Umicore (Belgium)	8,500	418,061
Westmoreland Coal Co.*	7,400	156,214
Xstrata PLC (Switzerland)	11,926	950,029

		16,414,484

Office Equipment — 0.1%
Canon, Inc. (Japan)	17,550	902,416
Herman Miller, Inc.	4,200	104,538

		1,006,954

Oil & Gas — 9.2%
ABB Ltd. (Switzerland)*	32,734	926,564
Baker Hughes, Inc.	34,100	2,978,294
BJ Services Co.(a)	35,900	1,146,646
BP PLC (United Kingdom)	20,627	239,079
BP PLC, ADR (United Kingdom)(a)	26,903	1,871,642
Centrica PLC (United Kingdom)	155,770	958,061
Chevron Corp.	105,722	10,480,222
Complete Production Services, Inc.*(a)	4,500	163,890
Concho Resources, Inc.*	4,900	182,770
ConocoPhillips	25,900	2,444,701
Devon Energy Corp.	15,200	1,826,432
Diamond Offshore Drilling, Inc.	1,800	250,452
EOG Resources, Inc.	19,000	2,492,800
Exxon Mobil Corp.	258,666	22,796,234
FMC Technologies, Inc.*(a)	31,918	2,455,452
Forest Oil Corp.*(a)	2,400	178,800
Fugro NV (Netherlands)	9,147	778,884
GeoMet, Inc.*	25,600	242,688
Helmerich & Payne, Inc.	2,000	144,040
Holly Corp.	4,700	173,524
Hong Kong & China Gas Co. (Hong Kong)	191,400	455,103
Mariner Energy, Inc.*(a)	5,400	199,638
Murphy Oil Corp.	30,400	2,980,720
Nabors Industries Ltd. (Bermuda)*(a)	19,400	955,062
National Fuel Gas Co.	2,800	166,544
National-Oilwell Varco, Inc.*(a)	13,860	1,229,659
Newfield Exploration Co.*	17,600	1,148,400
Nippon Oil Corp. (Japan)	40,000	268,588
Occidental Petroleum Corp.	30,500	2,740,730
Range Resources Corp.	7,500	491,550
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	6,469	259,038
SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)	33,154	$2,655,967
Saipem SpA (Italy)	36,411	1,701,769
Schlumberger Ltd.	89,300	9,593,499
Sempra Energy	33,600	1,896,720
Smith International, Inc.(a)	10,700	889,598
StatoilHydro ASA (Norway)	54,500	2,033,382
Sunoco, Inc.(a)	23,700	964,353
TGS NOPEC Geophysical Co. ASA (Norway)*	48,400	671,687
Total Fina SA, ADR (France)	23,500	2,003,845
Total SA (France)	26,096	2,221,256
Transocean, Inc.*(a)	20,098	3,062,734
Ultra Petroleum Corp.*(a)	4,300	422,260
Valero Energy Corp.(a)	29,000	1,194,220
Whiting Petroleum Corp.*(a)	2,500	265,200
XTO Energy, Inc.	40,416	2,768,900

		95,971,597

Paper & Forest Products — 0.2%
Domtar Corp. (Canada)*	21,600	117,720
International Paper Co.(a)	32,900	766,570
MeadWestvaco Corp.(a)	12,200	290,848
Potlatch Corp.	3,860	174,163
Weyerhaeuser Co.(a)	9,000	460,260

		1,809,561

Pharmaceuticals — 3.3%
Alkermes, Inc.*	7,000	86,520
Allergan, Inc.	30,400	1,582,320
Astellas Pharma, Inc. (Japan)	9,400	398,361
Biogen Idec, Inc.*	11,800	659,502
BioMarin Pharmaceutical, Inc.*(a)	3,300	95,634
Bristol-Meyers Squibb Co.	98,300	2,018,099
Cardinal Health, Inc.	4,900	252,742
Celgene Corp.*	26,400	1,686,168
Cephalon, Inc.*(a)	7,228	482,035
Chugai Pharmaceutical Co. Ltd. (Japan)	29,000	464,011
CSL Ltd. (Australia)	33,853	1,158,583
Elli Lilly & Co.	43,400	2,003,344
Genentech, Inc.*	10,800	819,720
Gilead Sciences, Inc.*(a)	72,700	3,849,465
GlaxoSmithKline PLC (United Kingdom)	9,997	220,991
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	27,400	1,211,628
Hospira, Inc.*	5,700	228,627
Human Genome Sciences, Inc.*	10,800	56,268
Kobayashi Pharmaceutical Co. Ltd. (Japan)	10,200	327,561
Medicines Co. (The)*	4,200	83,244
Medicis Pharmaceutical Corp. (Class A Stock)	3,300	68,574
Merck & Co., Inc.	118,500	4,466,265
Merck KGaA (Germany)	7,855	1,116,212
Pfizer, Inc.	92,485	1,615,713
Roche Holding AG (Switzerland)	10,549	1,896,418
Rohto Pharmaceutical Co. Ltd. (Japan)	29,000	331,280
Sanofi-Aventis SA (France)	16,105	1,070,162
Schering-Plough Corp.	90,100	1,774,069
Sepracor, Inc.*	2,800	55,776
Toho Pharmaceutical Co Ltd. (Japan)	4,700	90,517
Valeant Pharmaceuticals International*(a)	5,800	99,238
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	16,100	272,895
Wyeth	78,400	3,760,064

		34,302,006

Pipelines — 0.5%
Spectra Energy Corp.(a)	81,700	2,348,058
Williams Cos., Inc.	72,600	2,926,506

		5,274,564

Printing & Publishing — 0.1%
McGraw-Hill Cos., Inc. (The)(a)	14,100	565,692
Nissha Printing Co. Ltd. (Japan)	10,200	586,919
Scholastic Corp.*(a)	4,300	123,238

		1,275,849

Real Estate — 0.3%
China Overseas Land & Investment Ltd. (Hong Kong)	366,000	578,296
Deutsche EuroShop AG (Germany)	18,770	717,942
Goldcrest Co. Ltd. (Japan)	11,580	217,674
Lennar Corp. (Class A Stock)(a)	79,700	983,498
Persimmon PLC (United Kingdom)	19,668	123,102
St. Joe Co. (The)(a)	4,200	144,144

		2,764,656

Real Estate Investment Trusts — 0.6%
AMB Property Corp.(a)	3,600	181,368
Boston Properties, Inc.	11,600	1,046,552
Camden Property Trust(a)	3,400	150,484
Duke Realty Corp.(a)	9,000	202,050
EastGroup Properties, Inc.	4,300	184,470
Equity Residential(a)	29,300	1,121,311
LaSalle Hotel Properties(a)	9,000	226,170
Mirvac Group (Australia)	73,676	209,064
ProLogis(a)	14,800	804,380
Regency Centers Corp.	1,800	106,416
Simon Property Group, Inc.	22,500	2,022,525
SL Green Realty Corp.(a)	3,218	266,193
Weingarten Realty Investors	5,900	178,888

		6,699,871

Restaurants — 0.5%
McDonald’s Corp.	55,400	3,114,588
Mitchells & Butlers PLC (United Kingdom)	46,500	188,832
Sonic Corp.*(a)	6,225	92,130
Yum! Brands, Inc.	45,400	1,593,086

		4,988,636

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Retail & Merchandising — 2.5%
A.C. Moore Arts & Crafts, Inc.*	6,200	$43,710
American Eagle Outfitters, Inc.	5,000	68,150
Bed Bath & Beyond, Inc.*(a)	66,400	1,865,840
Best Buy Co., Inc.	6,825	270,270
BJ’s Wholesale Club, Inc.*(a)	2,500	96,750
CarMax, Inc.*(a)	5,100	72,369
Casey’s General Stores, Inc.(a)	2,200	50,974
Costco Wholesale Corp.	19,800	1,388,772
CVS/Caremark Corp.	77,776	3,077,596
Dick’s Sporting Goods, Inc.*(a)	4,300	76,282
Dollar Tree, Inc.*	2,700	88,263
Drugstore.com, Inc.*	33,600	63,840
Esprit Holdings Ltd. (Hong Kong)	80,300	834,179
GameStop Corp. (Class A Stock)*(a)	3,600	145,440
Harvey Norman Holdings Ltd. (Australia)	141,121	418,034
Hibbett Sports, Inc.*	5,900	124,490
Home Depot, Inc.	88,100	2,063,302
Inditex SA (Spain)	18,392	843,106
J. Crew Group, Inc.*	1,700	56,117
Kohl’s Corp.*(a)	53,000	2,122,120
Lowe’s Cos., Inc.	95,000	1,971,250
N Brown Group PLC (United Kingdom)	74,640	271,048
Pantry, Inc. (The)*(a)	2,500	26,650
PPR (France)	5,318	587,068
Ross Stores, Inc.(a)	21,300	756,576
SUPERVALU, Inc.	16,000	494,240
Target Corp.(a)	9,900	460,251
Tween Brands, Inc.*	2,700	44,442
Wal-Mart Stores, Inc.	120,700	6,783,340
Walgreen Co.(a)	20,800	676,208
Williams-Sonoma, Inc.(a)	4,500	89,280

		25,929,957

Schools — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	9,000	398,340
Corinthian Colleges, Inc.*	8,200	95,202

		493,542

Semiconductors — 1.5%
Advanced Micro Devices, Inc.*(a)	132,300	771,309
Applied Materials, Inc.(a)	60,700	1,158,763
ASML Holding NV (Netherlands)	27,475	672,478
ASML Holding NV NY Reg. Shares (Netherlands)	20,500	500,200
BTU International, Inc.*	7,500	89,175
Cymer, Inc.*(a)	4,300	115,584
Hamamatsu Photonics K.K. (Japan)	20,200	524,095
Intel Corp.(a)	185,100	3,975,948
Intersil Corp. (Class A Stock)(a)	8,100	196,992
Marvell Technology Group Ltd. (Bermuda)*(a)	126,000	2,225,160
Maxim Integrated Products, Inc.	6,500	137,475
MEMC Electronic Materials, Inc.*(a)	8,900	547,706
Semtech Corp.*	5,100	71,757
Texas Instruments, Inc.	102,200	2,877,952
Varian Semiconductor Equipment Associates, Inc.*(a)	3,900	135,798
Virage Logic Corp.*	13,300	95,228
Xilinx, Inc.(a)	42,800	1,080,700
Zoran Corp.*	7,412	86,720

		15,263,040

Telecommunications — 3.7%
Alcatel-Lucent (Class A Stock) (France)*	65,421	394,937
Alcatel-Lucent, ADR (France)*(a)	242,900	1,467,116
America Movil SAB de CV (Class L Stock), ADR (Mexico)	14,100	743,775
American Tower Corp. (Class A Stock)*	43,635	1,843,579
AT&T, Inc.	314,217	10,585,971
Corning, Inc.	32,800	756,040
Crown Castle International Corp.*(a)	33,400	1,293,582
Finisar Corp.*(a)	37,300	44,387
France Telecom SA (France)	23,729	695,903
Hutchison Telecommunications International Ltd. (Hong Kong)*	452,000	641,139
Ixia*	12,500	86,875
JDS Uniphase Corp.*(a)	101,800	1,156,448
KDDI Corp. (Japan)	106	654,857
Leap Wireless International, Inc.*	1,700	73,389
MetroPCS Communications, Inc.*(a)	61,800	1,094,478
Motorola, Inc.	112,200	823,548
NII Holdings, Inc.*(a)	12,100	574,629
Nokia OYJ (Finland)	54,610	1,334,830
Nokia OYJ (Class A Stock), ADR (Finland)(a)	4,700	115,150
NTELOS Holdings Corp.(a)	6,800	172,516
Ordina NV (Netherlands)	34,344	460,033
Prysmian SpA (Italy)	29,830	753,073
QUALCOMM, Inc.	83,900	3,722,643
Quanta Services, Inc.*(a)	10,800	359,316
Sprint Nextel Corp.(a)	233,100	2,214,450
StarHub Ltd. (Singapore)	257,350	539,082
Telefonica SA (Spain)	70,659	1,869,908
Telenor ASA (Norway)	59,700	1,120,698
Telestra Corp. Ltd. (Australia)	138,731	563,898
Television Broadcasts Ltd. (Hong Kong)	64,000	369,361
Vodafone Group PLC, ADR (United Kingdom)	71,092	2,094,370

		38,619,981

Tobacco — 0.5%
Lorillard, Inc.*	8,700	601,692
Philip Morris International, Inc.	83,900	4,143,821

		4,745,513

Toys
Mattel, Inc.	25,000	428,000

Transportation — 0.7%
Arriva PLC (United Kingdom)	29,739	403,864
Canadian National Railway Co. (Canada)(a)	23,800	1,144,304

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

		Shares	Value (Note 2)
COMMON STOCKS (Continued)
Transportation (cont’d.)
Cargotec Corp. (Class B Stock) (Finland)		12,195	$421,917
Central Japan Railway Co. (Japan)		69	760,277
Expeditors International Washington, Inc.(a)		30,500	1,311,500
Knight Transportation, Inc.(a)		6,700	122,610
Nippon Yusen Kabushiki Kaisha (Japan)		59,000	567,302
Norfolk Southern Corp.		12,500	783,375
Union Pacific Corp.		24,800	1,872,400
UTi Worldwide, Inc. (British Virgin Islands)		7,900	157,605

			7,545,154

Utilities — 2.4%
AES Corp. (The)*		99,400	1,909,474
Allegheny Energy, Inc.		7,200	360,792
Alliant Energy Corp.		3,400	116,484
Ameren Corp.		2,600	109,798
Centerpoint Energy, Inc.		48,600	780,030
Constellation Energy Group, Inc.(a)		20,500	1,683,050
Dynegy, Inc.*		112,500	961,875
E.ON AG (Germany)		14,413	2,904,864
EDF Energies Nouvelles SA (France)		9,574	638,611
Enel SpA (Italy)		103,737	984,094
Energy East Corp.		6,800	168,096
Entergy Corp.(a)		13,800	1,662,624
FirstEnergy Corp.		32,400	2,667,492
Great Plains Energy, Inc.(a)		8,300	209,824
Mirant Corp.*(a)		6,300	246,645
NiSource, Inc.(a)		7,900	141,568
NRG Energy, Inc.*(a)		41,200	1,767,480
OGE Energy Corp.		4,200	133,182
PG&E Corp.		17,700	702,513
PPL Corp.		45,100	2,357,377
Public Service Enterprise Group, Inc.		36,600	1,681,038
Reliant Energy, Inc.*		18,900	402,003
SembCorp Industries Ltd. (Singapore)		240,911	736,606
Southwest Gas Corp.(a)		7,000	208,110
Sumco Corp. (Japan)		30,100	666,149
TECO Energy, Inc.		58,700	1,261,463

			25,461,242

TOTAL COMMON STOCKS (cost $714,232,027)			670,349,235

PREFERRED STOCKS
U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%%(a)		8,550	196,222

Financial – Bank & Trust
National City Corp.(g)		2	190,800

TOTAL PREFERRED STOCKS (cost $413,750)			387,022

WARRANTS*
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)		1,395	837
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)		1,550	310

TOTAL WARRANTS (cost $0)			1,147

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES — 13.9%
Federal Home Loan Mortgage Corp.
4.50%	04/01/19-04/01/35	$1,545	1,475,459
4.698%(c)	02/01/35	262	264,418
4.755%(c)	07/01/35	49	49,422
4.873%(c)	04/01/38	1,919	1,928,603
5.00%	12/01/08-08/01/35	1,594	1,551,239
5.055%(c)	11/01/35	155	155,751
5.059%(c)	03/01/36	229	229,819
5.145%(c)	01/01/36	528	533,370
5.327%(c)	02/01/37	882	893,901
5.344%(c)	04/01/37	1,889	1,905,333
5.37%(c)	02/01/37	251	254,893
5.388%(c)	01/01/36	75	76,006
5.46%(c)	02/01/37	821	834,441
5.50%	12/01/18-12/01/33	1,055	1,060,902
5.516%(c)	06/01/37	1,017	1,032,091
5.918%(c)	02/01/37	599	609,819
5.925%(c)	01/01/37	164	166,770
5.982%(c)	12/01/36	81	82,391
5.993%(c)	11/01/36	259	262,814
6.00%	10/01/09-12/01/33	2,476	2,526,488
6.037%(c)	10/01/36	236	240,181
6.124%(c)	10/01/36	242	247,199
6.214%(c)	08/01/36	495	507,380
7.00%	11/01/30-06/01/32	38	40,413
7.202%(c)	09/01/32	7	7,053
Federal National Mortgage Assoc.
4.50%	05/01/19-05/01/38	6,293	5,978,161
4.583%(c)	07/01/35	220	221,761
4.813%(c)	11/01/35	162	163,893
5.00%	03/01/18-03/01/37	28,136	27,389,836
5.00%	TBA	1,685	1,614,968
5.163%(c)	09/01/35	3,295	3,332,051
5.31%(c)	12/01/35	133	135,146
5.33%(c)	12/01/35	162	164,374
5.334%(c)	12/01/35	239	242,107
5.428%(c)	09/01/37	423	430,172
5.50%	01/01/17-03/01/38	42,661	42,361,988

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
5.50%	TBA		$4,270		$4,208,619
5.539%(c)	01/01/37		458		467,173
5.541%(c)	07/01/36		507		516,259
5.665%(c)	12/01/35		65		65,926
5.795%(c)	11/01/37		922		934,388
5.797%(c)	09/01/37		474		482,310
5.977%(c)	08/01/36		276		282,867
5.984%(c)	09/01/36		157		159,842
6.00%	04/01/21-06/01/38		20,998		21,233,143
6.00%	TBA		1,688		1,702,770
6.03%(c)	12/01/36		235		239,641
6.50%	07/01/32-12/01/37		12,457		12,845,192
6.50%	TBA		1,610		1,657,294
7.00%	01/01/31-04/01/37		263		275,809
Government National Mortgage Assoc.
5.00%	07/15/33-03/20/34		1,072		1,039,104
5.50%	10/20/32-11/15/34		416		414,082
6.00%	05/15/26-01/20/33		43		43,089
6.50%	09/20/32-12/20/33		49		50,988
7.00%	03/15/13-12/15/13		101		104,254
8.00%	12/15/16-07/15/23		17		20,495
8.50%	06/15/16-10/15/26		41		44,907
9.50%	03/15/19		2		1,745
12.00%	09/15/13		—	(r)	59

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $145,771,601)					145,760,569

CORPORATE OBLIGATIONS — 10.1%
Advertising — 0.1%
Affinity Group, Inc., Gtd. Notes
9.00%	02/15/12	Caa1	50		44,000
Lamar Media Corp., Gtd. Notes
6.625%	08/15/15	Ba3	100		91,000
Sr. Unsec’d. Notes(a)
6.625%	08/15/15	Ba3	400		364,000
RH Donnelley Corp., Sr. Disc. Notes
6.875%	01/15/13	B3	25		14,875
Sr. Unsec’d. Notes, 144A
8.875%	10/15/17	B3	75		44,625
Visant Corp., Gtd. Notes
7.625%	10/01/12	B1	50		49,125

					607,625

Aerospace — 0.1%
Lockheed Martin Corp., Sr. Unsec’d. Notes
4.121%	03/14/13	Baa1	210		203,918
Moog, Inc., Sr. Sub. Notes, 144A
7.25%	06/15/18	Ba3	100		99,000
United Technologies Corp., Sr. Unsec’d. Notes
5.375%	12/15/17	A2	470		469,626
5.40%	05/01/35	A2	80		74,334

					846,878

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp., Gtd. Notes
3.234%(c)	08/03/09	A3	435		431,409
6.50%	11/15/13(a)	A3	735		762,177
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
5.80%	01/12/09	B1	260		248,263
7.163%(c)	04/15/12	B1	400		374,897
General Motors Corp., Sr. Unsec’d. Notes(a)
7.20%	01/15/11	Caa1	200		154,000

					1,970,746

Automotive Parts — 0.1%
Commercial Vehicle Group, Inc., Gtd. Notes
8.00%	07/01/13	B2	75		65,063
Goodyear Tire & Rubber Co. (The), Gtd. Notes
8.625%	12/01/11	Ba3	325		328,250
Tenneco Automotive, Inc., Gtd. Notes
8.625%	11/15/14	B3	125		110,312

					503,625

Beverages
SABMiller PLC, Notes, 144A (United Kingdom)(g)
6.20%	07/01/11	Baa1	210		215,401

Biotechnology
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1	165		163,578

Broadcasting
Cox Communications, Inc., Unsec’d. Notes, 144A(g)
7.125%	10/01/12	Baa3	140		146,126
Fisher Communications, Inc., Gtd. Notes
8.625%	09/15/14	B2	25		26,125

					172,251

Building Materials — 0.1%
CRH America, Inc., Gtd. Notes
6.00%	09/30/16	Baa1	230		213,305
Gibraltar Industries, Inc., Gtd. Notes
8.00%	12/01/15	B2	175		146,125

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
Lafarge SA, Sr. Unsec’d. Notes (France)
6.15%	07/15/11	Baa2	$155	$155,904
Owens Corning, Inc., Gtd. Notes
6.50%	12/01/16	Ba1	110	100,153

				615,487

Cable Television — 0.2%
Comcast Cable Communications Holdings, Inc., Gtd. Notes
8.375%	03/15/13	Baa2	205	225,657
Comcast Corp., Gtd. Notes
5.70%	05/15/18	Baa2	255	241,924
COX Communications, Inc., Notes
6.25%	06/01/18	Baa3	335	327,025
CSC Holdings, Inc., Sr. Unsec’d. Notes
7.25%	07/15/08	B1	400	400,000
Echostar DBS Corp., Gtd. Notes
6.625%	10/01/14	Ba3	50	46,250
Gtd. Notes, 144A
7.75%	05/31/15	Ba3	150	145,875
Rogers Communications Inc., Gtd. Notes (Canada)
5.50%	03/15/14	Baa3	165	158,834
Time Warner Cable, Inc., Gtd. Notes
5.40%	07/02/12	Baa2	430	425,657
7.30%	07/01/38	Baa2	500	496,925
Univision Communications, Inc., Gtd. Notes
7.85%	07/15/11	Ba3	25	23,375

				2,491,522

Chemicals — 0.1%
Air Products & Chemicals, Inc., Sr. Unsec’d. Notes
4.15%	02/01/13	A2	435	425,410
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes
5.60%	12/15/36	A2	225	210,460
INVISTA, Sr. Unsec’d. Notes, 144A
9.25%	05/01/12	Ba3	400	409,000
Nalco Co., Gtd. Notes
7.75%	11/15/11	B1	300	300,000

				1,344,870

Clothing & Apparel
Dyersburg Corp., Gtd. Notes(g)(i)
9.75%	09/01/17	NR	175	—

Commercial Services — 0.1%
ARAMARK Corp., Gtd. Notes(a)
6.373% (c)	02/01/15	B3	250	233,750
Erac USA Finance Co., Bonds, 144A(g)
5.60%	05/01/15	Baa2	185	169,106
Valassis Communications, Inc., Gtd. Notes
8.25%	03/01/15	B3	250	226,875

				629,731

Computer Services & Software — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.25%	02/22/11	A1	190	195,622
Oracle Corp., Sr. Unsec’d. Notes
5.00%	01/15/11	A2	430	438,373
Vivendi, Notes, 144A (France)(g)
5.75%	04/04/13	Baa2	455	449,643

				1,083,638

Construction
D.R. Horton, Inc., Gtd. Notes
6.50%	04/15/16	Ba2	165	135,919
Pulte Homes, Inc., Gtd. Notes
5.20%	02/15/15	Ba2	205	167,075

				302,994

Consumer Products & Services — 0.1%
Deluxe Corp., Sr. Unsec’d. Notes
7.375%	06/01/15	Ba2	500	437,500
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2	125	124,335
Procter & Gamble Co., Sr. Unsec’d. Notes
4.95%	08/15/14	Aa3	375	387,286

				949,121

Containers & Packaging
AEP Industries, Inc., Sr. Unsub. Notes
7.875%	03/15/13	B1	50	46,750
BWAY Corp., Gtd. Notes
10.00%	10/15/10	B3	50	50,000
Jefferson Smurfit Corp., Sr. Unsec’d. Notes
8.25%	10/01/12	B3	25	21,812

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	$25	$23,625

				142,187

Diversified Operations — 0.2%
3M Co., Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa1	205	207,012
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)
6.30%	05/01/14	Ba2	500	477,500
6.75%	05/01/12	Ba2	200	195,500
Cooper US, Inc., Gtd. Notes
6.10%	07/01/17	A3	270	274,102
Honeywell International, Inc., Sr. Unsec’d. Notes
5.30%	03/01/18	A2	310	305,376
Trinity Industries, Inc., Sr. Unsub. Notes
6.50%	03/15/14	Baa3	300	291,000

				1,750,490

Electric — 0.2%
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
6.75%	04/01/38	A1	160	165,580
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	190	160,236
Mirant North America LLC, Gtd. Notes
7.375%	12/31/13	B1	125	123,906
NRG Energy, Inc., Gtd. Notes
7.25%	02/01/14	B1	150	143,250
7.375%	02/01/16	B1	250	235,313
Orion Power Holdings, Inc., Sr. Unsec’d. Notes
12.00%	05/01/10	Ba3	75	81,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes
4.80%	03/01/14	A3	115	112,058
6.35%	02/15/38	A3	280	279,864
Sierra Pacific Resources, Sr. Unsec’d. Notes(g)
7.803%	06/15/12	Ba3	100	104,024
Southern California Edison Co., First Refinance Mortgage
4.65%	04/01/15	A2	135	130,901
Virginia Electric & Power Co., Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1	210	211,108
6.00%	05/15/37	Baa1	575	535,368

				2,282,608

Electronic Components & Equipment
Avnet, Inc., Sr. Unsec’d. Notes
5.875%	03/15/14	Baa3	295	284,059
STATS ChipPAC Ltd., Gtd. Notes (Singapore)
6.75%	11/15/11	Ba1	25	26,375

				310,434

Entertainment & Leisure
Speedway Motorsports, Inc., Sr. Sub. Notes
6.75%	06/01/13	Ba2	50	48,750
Time Warner Entertainment Co. LP, Sr. Unsec’d. Notes
7.25%	09/01/08	Baa2	250	251,360
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11	Baa2	130	128,089

				428,199

Environmental Control — 0.1%
Allied Waste North America, Inc., Sr. Sec’d. Notes
6.875%	06/01/17	B1	450	439,875
Casella Waste Systems, Inc., Gtd. Notes
9.75%	02/01/13	B3	100	99,500
Waste Management, Inc., Gtd. Notes
6.10%	03/15/18	Baa3	465	463,931

				1,003,306

Farming & Agriculture
Bunge NA Finance LP, Gtd. Notes
5.90%	04/01/17	Baa2	290	265,543

Financial – Bank & Trust — 0.8%
BAC Capital Trust VI, Bank Gtd. Notes
5.625%	03/08/35	Aa3	380	323,256
Bank of America Corp., Sr. Unsec’d. Notes(a)
5.65%	05/01/18	Aa2	2,435	2,273,284
Sub. Notes
5.75%	08/15/16	Aa3	165	157,550
BB&T Capital Trust II, Bank Gtd. Notes
6.75%	06/07/36	A1	170	148,887
Capital One IV, Gtd. Notes
6.745% (c)	02/17/37	Baa1	365	272,740
CIT Group, Inc., Sr. Unsec’d. Notes
3.875%	11/03/08	Baa1	170	166,284
7.625%	11/30/12	Baa1	226	187,846

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Fannie Mae, Notes
4.375%	10/15/15	Aaa	$725	$719,201
Fifth Third Bancorp, Sr. Unsec’d. Notes
6.25%	05/01/13	Aa3	350	320,359
Sub. Notes
8.25%	03/01/38	A1	215	174,173
Freddie Mac, Notes
6.00%	06/15/11	Aaa	1,000	1,067,200
HSBC Holdings PLC, Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3	100	92,977
ING Bank NV, Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	Aa2	250	242,766
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN
5.30%	05/01/12	A1	250	220,856
5.45%	03/24/11	A1	650	610,834
6.625%	11/15/13	A1	500	449,246
Kinder Morgan Finance Co., Gtd. Notes
5.70%	01/05/16	Ba1	190	169,100
Northern Trust Co. (The), Sub. Notes
4.60%	02/01/13	A1	115	111,709
Sr. Unsec’d. Notes
5.30%	08/29/11	A1	114	116,770
PNC Funding Corp., Bank Gtd. Notes
5.625%	02/01/17	A2	165	153,864
Sovereign Capital Trust VI, Bank Gtd. Notes
7.908%	06/13/36	Baa2	140	111,827
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1	190	192,619

				8,283,348

Financial Services — 2.6%
American Express Co., Sr. Unsec’d. Notes
5.25%	09/12/11	A1	175	173,146
American Express Credit Corp., Sr. Unsec’d. Notes
5.875%	05/02/13	Aa3	665	661,127
American General Finance Corp., Gtd. Notes, 144A(g)
6.00%(c)	01/15/67	A3	100	79,353
Sr. Unsec’d. Notes, MTN
5.40%	12/01/15	A1	230	195,195
Arch Western Finance LLC, Sr. Sec’d. Notes
6.75%	07/01/13	B1	50	49,000
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN
4.50%	04/01/13	Aa2	315	307,064
Bank One Corp., Sub. Notes
5.25%	01/30/13	Aa3	635	624,458
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN
4.25%	02/08/13	A2	300	293,179
5.85%	09/01/17	A2	195	199,714
Citigroup, Inc., Sr. Unsec’d. Notes
5.50%	08/27/12	Aa3	620	611,389
5.50%	04/11/13	Aa3	375	365,991
5.85%	07/02/13	Aa3	620	613,662
6.125%	05/15/18(a)	Aa3	1,000	956,967
Sub. Notes
5.00%	09/15/14	A1	615	569,591
Compton Petroleum Finance Corp., Gtd. Notes
7.625%	12/01/13	B2	500	491,250
Couche-Tard Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba2	50	49,375
Countrywide Home Loans, Inc., Gtd. Notes, MTN
4.125%	09/15/09	Aa2	425	405,910
Credit Suisse Guernsey Ltd., Jr. Sub. Notes (Switzerland)
5.86% (c)	12/29/49	Aa3	210	175,066
Credit Suisse USA, Inc., Gtd. Notes
5.50%	08/16/11	Aa1	135	136,557
First Data Corp., Gtd. Notes, 144A
9.875%	09/24/15	B3	150	130,500
General Electric Capital Corp., Notes
5.875%	01/14/38	Aaa	470	425,946
Sr. Unsec’d. Notes
4.80%	05/01/13(a)	Aaa	1,985	1,944,641
5.625%	05/01/18	Aaa	1,490	1,440,912
Sr. Unsec’d. Notes, MTN
5.625%	09/15/17	Aaa	335	327,607
6.00%	06/15/12	Aaa	1,740	1,798,092
GMAC LLC, Sr. Unsec’d. Notes
7.75%	01/19/10	B3	50	42,757
Goldman Sachs Group, Inc. (The), Gtd. Notes
6.345%	02/15/34	A1	183	155,135
Sr. Unsec’d. Notes(a)
6.15%	04/01/18	Aa3	1,030	999,264
Sub. Notes
6.75%	10/01/37	A1	810	740,944

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Hawker Beechcraft Acquisition LLC, Gtd. Notes
8.50%	04/01/15	B3	$600	$604,500
HBOS PLC,
Sub. Notes, 144A (United Kingdom)(g)
5.92%(c)	09/29/49	A1	400	284,881
6.00%	11/01/33	Aa3	170	137,456
Jefferies Group, Inc., Notes
5.875%	06/08/14	Baa1	126	119,357
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1	150	109,630
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
4.95%	12/17/12	A2	610	612,696
5.50%	04/13/17	A2	185	185,274
JPMorgan Chase & Co., Sr. Notes(a)
6.00%	01/15/18	Aa2	1,215	1,183,582
Sr. Unsec’d. Notes
4.75%	05/01/13	Aa2	475	461,634
6.40%	05/15/38	Aa2	300	278,261
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	02/02/37	Aa3	365	312,854
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes
6.875%	05/02/18	A1	790	764,803
Sub. Notes
6.50%	07/19/17	A2	910	841,858
7.50%	05/11/38	A2	505	468,423
Mangrove Bay Pass-Through Trust, Notes, 144A(g)
6.102% (c)	07/15/33	Baa3	100	61,063
MBNA America Bank NA, Sub. Notes
7.125%	11/15/12	Aa1	80	85,365
Merrill Lynch & Co., Inc., Notes
5.45%	02/05/13	A1	285	268,813
6.875%	04/25/18	A1	780	742,346
Sub. Notes
7.75%	05/14/38	A2	335	314,054
Mizuho Capital Investment 1 Ltd.,
Sub. Notes, 144A (Cayman Islands)(g)
6.686% (c)	12/31/49	A2	66	56,062
Morgan Stanley, Sr. Unsec’d. Notes(a)
6.00%	04/28/15	Aa3	900	860,417
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	Aa3	815	772,233
MUFG Capital Finance 1 Ltd.,
Bank Gtd. Notes (Cayman Islands)
6.346% (c)	07/29/49	A2	100	86,679
Nuveen Investments, Inc., Sr. Notes, 144A
10.50%	11/15/15	B3	150	138,375
Sr. Unsec’d. Notes
5.50%	09/15/15	B3	150	108,000
Principal Financial Group, Inc., Gtd. Notes
6.05%	10/15/36	A2	120	106,293
SLM Corp., Sr. Unsec’d. Notes
5.11%(c)	04/01/09	Baa2	155	151,652
5.45%	04/25/11	Baa2	100	91,325
Sr. Unsec’d. Notes, MTN
2.30%(c)	07/27/09	Baa2	195	182,822
8.45%	06/15/18	Baa2	350	335,768
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)
7.75%	04/01/15	B2	50	45,500
Svensk Export Kredit AB, Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17	Aa1	345	354,620
U.S. Bancorp, Sr. Unsec’d. Notes, MTN
4.50%	07/29/10	Aa2	275	278,589
Verizon Global Funding Corp., Sr. Unsec’d. Notes
7.75%	12/01/30	A3	250	268,570
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15	Aa1	250	238,459
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/16/11	Baa2	165	163,215

				27,039,221

Food — 0.1%
B&G Foods Holding Corp.,
Gtd. Notes
8.00%	10/01/11	B2	125	122,812
Kellogg Co., Sr. Unsec’d. Notes
4.25%	03/06/13	A3	465	451,724
Kroger Co. (The),
Gtd. Notes
8.05%	02/01/10	Baa2	180	188,371
Sysco Corp., Sr. Unsec’d. Notes
5.25%	02/12/18	A1	150	150,371
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes
4.65%	07/15/15	A1	75	72,655

				985,933

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Healthcare Services — 0.2%
Bausch & Lomb, Inc., Sr. Unsec’d. Notes, 144A
9.875%	11/01/15	Caa1		$450	$452,250
Community Health Systems, Inc., Gtd. Notes
8.875%	07/15/15	B3		450	452,813
HCA, Inc., Sr. Sec’d. Notes
9.25%	11/15/16	B2		600	618,000
Health Management Associates, Inc., Sr. Unsec’d. Notes
6.125%	04/15/16	BB-	(d)	500	437,500
Highmark, Inc., Notes, 144A(g)
6.80%	08/15/13	Baa2		145	158,713
Vanguard Health Holdings Co. II LLC, Gtd. Notes
9.00%	10/01/14	Caa1		50	49,500
WellPoint, Inc., Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1		195	192,713

					2,361,489

Hotels & Motels — 0.1%
Harrah’s Operating Co., Inc., Gtd. Notes
5.375%	12/15/13	Caa1		50	30,625
5.50%	07/01/10	Caa1		275	245,781
Hospitality Properties Trust, Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		130	105,508
Las Vegas Sands Corp., Gtd. Notes(a)
6.375%	02/15/15	Ba3		100	85,000
MGM Mirage, Inc., Gtd. Notes
8.50%	09/15/10	Ba2		100	99,000
Wynn Las Vegas LLC, First Mortgage
6.625%	12/01/14	Ba2		350	320,250

					886,164

Industrial Products — 0.1%
Praxair, Inc., Sr. Unsec’d. Notes
4.625%	03/30/15	A2		625	600,106

Information Technology Services
Dun & Bradstreet Corp., Sr. Unsec’d. Notes
5.50%	03/15/11	A-	(d)	100	100,356

Insurance — 0.2%
Ace INA Holdings, Inc., Gtd. Notes
5.70%	02/15/17	A3		165	158,399
Fund American Cos., Inc., Gtd. Notes
5.875%	05/15/13	Baa2		195	188,639
Genworth Financial, Inc., Jr. Sub. Notes
6.15%(c)	11/15/66	A3		78	61,314
Sr. Unsec’d. Notes
5.75%	06/15/14	A2		467	452,669
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes
5.375%	03/15/17	A2		215	202,596
HUB International Holdings, Inc., Sr. Sub. Notes, 144A
10.25%	06/15/15	Caa1		100	82,000
MetLife, Inc., Sr. Unsec’d. Notes
6.125%	12/01/11	A2		200	208,245
Nationwide Mutual Insurance Co., Bonds, 144A(g)
6.60%	04/15/34	A2		105	86,786
NLV Financial Corp., Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2		120	113,252
Principal Life Global Funding I, Sr. Sec’d. Notes, 144A(g)
5.125%	10/15/13	Aa2		185	182,443
Security Benefit Life Insurance Co., Notes, 144A(g)
7.45%	10/01/33	Baa3		80	71,063
Sun Life Financial Global Funding LP, Notes, 144A(g)
2.978% (c)	10/06/13	Aa3		190	187,714
Torchmark Corp., Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1		125	129,422
Transatlantic Holdings, Inc., Sr. Unsec’d. Notes
5.75%	12/14/15	A2		150	140,528
Willis North America, Inc., Gtd. Notes
6.20%	03/28/17	Baa2		125	110,456

					2,375,526

Machinery & Equipment
Dresser-Rand Group, Inc., Gtd. Notes
7.375%	11/01/14	B1		22	21,725

Media — 0.3%
British Sky Broadcasting Group PLC, Gtd. Notes, 144A (United Kingdom)(g)
6.10%	02/15/18	Baa2		480	472,164
DIRECTV Holdings LLC/DIRECTV Financing Co., Sr. Notes, 144A
7.625%	05/15/16	Ba3		125	123,125

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Historic TW, Inc., Gtd. Notes
6.875%	06/15/18	Baa2	$505	$501,286
Idearc, Inc., Gtd. Notes
8.00%	11/15/16	B3	75	47,156
News America, Inc., Gtd. Notes
6.15%	03/01/37	Baa1	450	414,321
6.40%	12/15/35	Baa1	855	809,102
Sinclair Television Group, Inc., Gtd. Notes
8.00%	03/15/12	Ba3	221	222,657
Thomson Reuters Corp., Gtd. Notes (Canada)
6.50%	07/15/18	Baa1	320	318,873
Viacom, Inc., Sr. Unsec’d. Notes
6.125%	10/05/17	Baa3	105	100,677
6.25%	04/30/16	Baa3	200	193,175

				3,202,536

Medical Supplies & Equipment — 0.1%
DaVita, Inc., Gtd. Notes
6.625%	03/15/13	B1	500	480,000
Eli Lilly & Co., Sr. Unsec’d. Notes
5.55%	03/15/37	Aa3	535	504,471
Medtronic, Inc., Sr. Unsec’d. Notes
4.75%	09/15/15	A1	445	431,883

				1,416,354

Metals & Mining — 0.2%
ArcelorMittal, Notes, 144A (Luxembourg)(g)
5.375%	06/01/13	Baa2	350	344,639
BHP Billiton Finance Ltd., Gtd. Notes (Australia)
5.40%	03/29/17	A1	172	164,175
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2	500	527,500
Hawk Corp., Sr. Notes(g)
8.75%	11/01/14	B3	50	50,687
Placer Dome, Inc., Unsub. Notes (Canada)
6.45%	10/15/35	Baa1	290	279,774
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)
5.875%	07/15/13	A3	350	351,940
Russel Metals, Inc., Gtd. Notes (Canada)
6.375%	03/01/14	Ba2	75	70,500
Vale Overseas Ltd., Gtd. Notes (Cayman Islands)
6.25%	01/23/17	Baa3	280	271,033
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba2	25	24,813

				2,085,061

Office Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	80	79,075
6.35%	05/15/18	Baa2	625	616,938
6.75%	02/01/17	Baa2	400	403,125

				1,099,138

Oil & Gas — 0.9%
Atmos Energy Corp., Sr. Unsub. Notes
4.00%	10/15/09	Baa3	210	207,741
Baker Hughes, Inc., Sr. Unsec’d. Notes
6.875%	01/15/29	A2	200	217,758
Boardwalk Pipelines LLC, Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	230	214,328
Canadian Natural Resources Ltd., Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa2	250	234,544
Chesapeake Energy Corp., Gtd. Notes
6.50%	08/15/17	Ba3	1,425	1,332,375
Denbury Resources, Inc., Gtd. Notes
7.50%	04/01/13	B1	50	49,875
Devon Financing Corp. ULC, Gtd. Notes
7.875%	09/30/31	Baa1	120	141,732
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1	150	143,774
5.15%	09/01/14	Baa1	125	122,725
EnCana Corp., (Canada) Sr. Unsec’d. Notes
6.50%	08/15/34	Baa2	250	245,267
Unsub. Notes
5.90%	12/01/17	Baa2	625	628,186
Enterprise Products Operating LP, Gtd. Notes
4.95%	06/01/10	Baa3	225	224,951
6.30%	09/15/17	Baa3	130	129,091
EOG Resources, Inc., Sr. Unsec’d. Notes
5.875%	09/15/17	A3	170	171,147
Ferrellgas Partners LP, Sr. Notes
8.75%	06/15/12	B2	25	24,500

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Forest Oil Corp., Gtd. Notes
8.00%	12/15/11	B1	$25	$25,750
Hess Corp., Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2	235	269,523
Marathon Oil Corp., Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1	390	385,434
6.00%	10/01/17	Baa1	260	258,516
6.60%	10/01/37	Baa1	100	98,585
Nabors Industries, Inc., Gtd. Notes, 144A(g)
6.15%	02/15/18	A3	120	121,292
National Gas Co. of Trinidad and Tobago Ltd., Notes, 144A (Trinidad)(g)
6.05%	01/15/36	A3	100	91,259
Newfield Exploration Co., Sr. Sub. Notes
7.125%	05/15/18	Ba3	100	94,750
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3	70	69,983
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18	Baa1	615	607,312
Petro-Canada, Sr. Unsec’d. Notes (Canada)
6.80%	05/15/38	Baa2	125	122,439
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)
5.875%	03/01/18	Baa1	290	278,964
Praxair, Inc., Sr. Unsec’d. Notes
5.20%	03/15/17	A2	175	171,025
Public Service Electric and Gas Co., Sec’d. Notes, MTN
5.70%	12/01/36	A3	225	213,401
Range Resources Corp., Gtd. Notes
6.375%	03/15/15	Ba3	500	477,500
7.50%	10/01/17	Ba3	500	497,500
Southern Natural Gas Co., Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3	62	59,231
Sunoco, Inc., Sr. Unsec’d. Notes
5.75%	01/15/17	Baa2	150	142,621
Tesoro Corp., Gtd. Notes
6.25%	11/01/12	Ba1	375	356,250
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands)
5.25%	03/15/13	Baa2	145	146,515
Valero Energy Corp., Sr. Unsec’d. Notes
6.125%	06/15/17	Baa3	445	429,774
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	190	188,352

				9,193,970

Paper & Forest Products
Boise Cascade LLC,
Gtd. Notes(g)
7.125%	10/15/14	B2	60	48,000
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes (Chile)
5.125%	07/09/13	Baa2	160	157,221
Georgia-Pacific Corp., Gtd. Notes, 144A
7.125%	01/15/17	Ba3	175	164,500
International Paper Co., Sr. Unsec’d. Notes
7.40%	06/15/14	Baa3	100	99,807

				469,528

Pharmaceuticals — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes
5.499% (c)	10/02/09	Baa2	140	137,485
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2	455	444,598
Wyeth, Sr. Unsec’d. Notes
5.95%	04/01/37	A3	180	173,743

				755,826

Pipelines — 0.1%
Buckeye Partners LP, Sr. Unsec’d. Notes
6.05%	01/15/18	Baa2	145	142,325
Dynegy Holdings, Inc., Sr. Unsec’d. Notes
7.50%	06/01/15	B2	500	461,250
El Paso Natural Gas Co., Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	62	59,826
TEPPCO Partners LP, Gtd. Notes
7.55%	04/15/38	Baa3	500	521,230

				1,184,631

Printing & Publishing
CanWest Media, Inc., Gtd. Notes (Canada)
8.00%	09/15/12	B3	137	122,372
Sun Media Corp., Gtd. Notes (Canada)
7.625%	02/15/13	Ba2	50	48,375

				170,747

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Railroads
Canadian National Railway Co., Sr. Unsec’d. Notes (Canada)
6.25%	08/01/34	A3	$130	$126,842

Real Estate
Lennar Corp., Series B, Gtd. Notes
5.60%	05/31/15	Ba3	305	223,031

Real Estate Investment Trusts — 0.2%
AMB Property LP, Gtd. Notes
6.30%	06/01/13	Baa1	175	173,905
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1	125	125,269
Duke Realty LP, Sr. Unsec’d. Notes
6.25%	05/15/13	Baa1	205	201,063
ERP Operating LP, Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	150	139,417
Federal Realty Investment Trust, Notes
6.00%	07/15/12	Baa1	120	118,598
Host Hotels and Resorts LP, Sr. Sec’d. Notes
6.75%	06/01/16	Ba1	125	110,937
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13	Baa3	260	250,429
NVR, Inc., Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3	85	83,076
Reckson Operating Partnership LP, Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	125	106,130
Regency Centers LP, Gtd. Notes
5.875%	06/15/17	Baa2	85	78,671
Simon Property Group LP, Sr. Unsec’d. Notes
5.75%	12/01/15	A3	535	519,228

				1,906,723

Restaurants
McDonald’s Corp., Sr. Unsec’d. Notes
5.30%	03/15/17	A3	175	171,526
Real Mex Restaurants, Inc., Sr. Sec’d. Notes
10.00%	04/01/10	B1	25	24,000

				195,526

Retail & Merchandising — 0.3%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Notes
7.125%	05/20/16	Ba3	400	371,000
AutoNation, Inc., Gtd. Notes
7.00%	04/15/14	Ba2	75	66,750
Costco Wholesale Corp., Sr. Unsec’d. Notes
5.30%	03/15/12	A2	155	160,315
Hasbro, Inc., Sr. Unsec’d. Notes
6.30%	09/15/17	Baa2	130	128,381
Home Depot, Inc., Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1	210	192,833
J.C. Penny Corp., Inc., Sr. Unsec’d. Notes
9.00%	08/01/12	Baa3	205	217,524
Macy’s Retail Holdings, Inc., Gtd. Notes
5.35%	03/15/12	Baa3	165	153,319
Neiman Marcus Group, Inc., Gtd. Notes
10.375%	10/15/15	B3	75	75,000
Gtd. Notes, PIK
9.00%	10/15/15	B2	75	74,063
Pantry, Inc. (The), Gtd. Notes
7.75%	02/15/14	B3	50	37,500
Sears Roebuck Acceptance, Gtd. Notes
6.75%	08/15/11	Ba2	450	433,169
Target Corp., Sr. Unsec’d. Notes
5.875%	07/15/16	A2	775	787,157

				2,697,011

Semiconductors — 0.1%
Freescale Semiconductor, Inc., Gtd. Notes(a)
8.875%	12/15/14	B2	325	264,062
Gtd. Notes, PIK
9.125%	12/15/14	B2	75	58,313
National Semiconductor Corp., Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1	220	222,081

				544,456

Software/Services
Sungard Data Systems, Inc., Gtd. Notes
9.125%	08/15/13	Caa1	400	404,000

Telecommunications — 0.9%
Alltel Corp., Sr. Unsec’d. Notes
7.00%	07/01/12	Caa1	125	127,500

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
America Movil SAB de CV, (Mexico) Gtd. Notes
5.625%	11/15/17	A3	$375	$361,159
Unsec’d. Notes
6.375%	03/01/35	A3	345	327,713
AT&T Corp.,
Gtd. Notes
7.30%	11/15/11	A2	115	122,485
AT&T, Inc., Sr. Unsec’d. Notes
5.30%	11/15/10	A2	555	567,584
5.625%	06/15/16	A2	865	856,628
6.40%	05/15/38	A2	700	670,097
6.45%	06/15/34	A2	585	564,794
British Telecommunications PLC, Sr. Unsec’d. Notes
5.15%	01/15/13	Baa1	310	302,229
Citizens Communications Co., Sr. Unsec’d. Notes
7.125%	03/15/19	Ba2	50	44,750
Clear Channel Communications, Inc., Sr. Unsec’d. Notes
6.25%	03/15/11	Baa3	200	169,500
Cricket Communications, Inc., Gtd. Notes
9.375%	11/01/14	B3	125	120,312
Fairpoint Communications, Inc., Sr. Unsec’d. Notes, 144A
13.125%	04/01/18	B3	50	49,000
France Telecom SA, Sr. Unsub. Notes (France)
7.75%	03/01/11	A3	371	392,904
Level 3 Financing, Inc., Gtd. Notes
12.25%	03/15/13	Caa1	75	75,469
MetroPCS Wireless, Inc., Gtd. Notes
9.25%	11/01/14	Caa1	125	120,313
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark)
8.875%	05/01/16	B2	400	392,000
Nortel Networks Ltd., Gtd. Notes (Canada)
6.963% (c)	07/15/11	B3	175	165,375
Qwest Corp., Sr. Unsec’d. Notes
7.50%	10/01/14	Ba1	50	48,125
Rogers Communications Inc., Sr. Sec’d. Notes (Canada)
7.50%	03/15/15	Baa3	135	142,910
Sprint Capital Corp., Gtd. Notes
6.90%	05/01/19	Baa3	470	412,425
7.625%	01/30/11	Baa3	375	368,437
8.375%	03/15/12	Baa3	275	272,250
Sprint Nextel Corp., Sr. Unsec’d. Notes
6.00%	12/01/16	Baa3	50	43,000
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	690	651,806
Telefonica Emisiones SAU, Gtd. Notes (Spain)
6.221%	07/03/17	Baa1	275	274,869
Verizon Communications, Inc., Bonds
6.90%	04/15/38	A3	250	247,068
Sr. Unsec’d. Notes
4.35%	02/15/13	A3	600	577,228
Vodafone Group PLC, Sr. Unsec’d. Notes (United Kingdom)
5.625%	02/27/17	Baa1	530	510,538
Windstream Corp., Gtd. Notes
8.625%	08/01/16	Ba3	125	124,687
Windstream Regatta Holdings, Inc., Sr. Sub. Notes,144A
11.00%	12/01/17	Caa1	50	34,500

				9,137,655

Tobacco
Reynolds American, Inc., Sr. Sec’d. Notes
7.25%	06/01/13	Baa3	410	423,830

Transportation — 0.2%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes
5.65%	05/01/17	Baa1	535	522,976
6.15%	05/01/37	Baa1	333	313,751
Canadian National Railway Co., Debs. (Canada)
6.375%	11/15/37	A3	80	78,864
Hertz Corp. (The), Gtd. Notes
8.875%	01/01/14	B1	150	137,250
10.50%	01/01/16	B2	300	273,000
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A(g)
5.75%	04/01/18	Baa1	120	118,102
Union Pacific Corp., Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2	200	195,168

				1,639,111

Utilities — 0.8%
Abu Dhabi National Energy Co., Sr. Notes, 144A (United Arab Emirates)(g)
5.62%	10/25/12	Aa2	425	428,257

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
AES Corp., Sr. Notes
7.75%	03/01/14		B1	$25	$24,656
Sr. Unsec’d. Notes
8.875%	02/15/11		B1	75	77,625
9.375%	09/15/10		B1	50	52,625
Alabama Power Co., Sr. Unsec’d. Notes
2.828% (c)	08/25/09		A2	85	84,696
Appalachian Power Co., Sr. Unsub. Notes
6.375%	04/01/36		Baa2	105	96,605
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes
5.90%	10/01/16		Baa2	460	444,589
Black Hills Corp., Sr. Unsub. Notes
6.50%	05/15/13		Baa3	125	124,558
CenterPoint Energy, Inc., Sr. Unsec’d. Notes
7.25%	09/01/10		Ba1	135	139,267
CMS Energy Corp., Sr. Unsec’d. Notes
8.50%	04/15/11		Ba1	400	417,571
Consumers Energy Co., First Mortgage
6.00%	02/15/14		Baa1	400	407,051
Copano Energy LLC, Gtd. Notes
8.125%	03/01/16		B1	75	75,750
Energy Future Holdings Corp., Gtd. Notes, 144A(a)
10.875%	11/01/17		B3	1,150	1,161,500
Gtd. Notes, PIK, 144A
11.25%	11/01/17		B3	200	199,500
Florida Power Corp., First Mortgage
6.35%	09/15/37		A2	260	264,037
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A
7.75%	11/01/15		B3	300	288,000
Illinois Power Co., Sr. Sec’d. Notes
6.125%	11/15/17		Baa3	95	90,740
Jersey Central Power & Light Co., Sr. Unsec’d. Notes
5.65%	06/01/17		Baa2	500	478,785
Mirant Americas Generation LLC, Sr. Notes
8.30%	05/01/11		B3	25	25,813
Monongahela Power Co., First Mortgage, 144A(g)
5.70%	03/15/17		Baa2	170	167,945
Northern States Power, First Mortgage
5.25%	03/01/18		A2	200	197,335
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)
8.25%	12/15/14		B1	250	248,750
Progress Energy, Inc., Sr. Unsec’d. Notes
5.625%	01/15/16		Baa2	485	479,925
Public Service Co. of New Mexico, Sr. Notes
4.40%	09/15/08		Baa3	245	244,153
Southern California Edison Co., First Refinance Mortgage
5.95%	02/01/38		A2	1,000	988,556
Southern Co., Sr. Unsec’d. Notes
5.30%	01/15/12		A3	75	76,360
Tampa Electric Co., Sr. Unsec’d. Notes
6.15%	05/15/37		Baa2	235	218,480
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A
10.25%	11/01/15		B3	200	196,000
Union Electric Co., Sr. Sec’d. Notes
5.40%	02/01/16		Baa1	225	212,571
West Penn Power Co., First Mortgage, 144A(g)
5.95%	12/15/17		Baa2	195	195,299
Westar Energy, Inc., First Mortgage
5.10%	07/15/20		Baa2	110	99,599

					8,206,598

Water
Veolia Environment,
Unsec’d. Notes (France)
6.00%	06/01/18		A3	335	334,231

TOTAL CORPORATE OBLIGATIONS (cost $110,214,052)					106,150,907

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bonds
4.75%	02/15/37	(a)		3,130	3,232,213
5.50%	08/15/28	(a)		3,990	4,452,904
8.00%	11/15/21			2,115	2,868,634
U.S. Treasury Inflation Indexed Bonds, TIPS
2.00%	07/15/14			5,870	7,102,886
U.S. Treasury Notes
2.875%	01/31/13	(a)		8,445	8,300,514
3.25%	08/15/08			12,835	12,863,083
3.375%	11/30/12	(a)		1,760	1,767,700
4.25%	11/15/14			5,370	5,606,613
4.625%	02/29/12	(a)		3,700	3,891,938
4.75%	08/15/17	(a)		13,420	14,216,812

TOTAL U.S. TREASURY OBLIGATIONS (cost $64,310,561)					64,303,297

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.966%	04/15/37	Baa2		$250	$221,720
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648%	09/11/36	AAA	(d)	350	338,780
Series 2005-3, Class A2
4.501%	07/10/43	Aaa		755	746,932
Banc of America Mortgage Securities, Inc., Series 2004-A, Class-2A2
4.095%(c)	02/25/34	AAA	(d)	164	157,599
Series 2004-D, Class 2A2
4.198%(c)	05/25/34	AAA	(d)	74	72,254
Series 2004-H, Class 2A2
4.749%(c)	09/25/34	Aaa		92	89,174
Series 2004-I, Class 3A2
4.859%(c)	10/25/34	Aaa		108	104,791
Series 2005-J, Class 2A1
5.092%(c)	11/25/35	Aaa		395	386,415
Series 2005-J, Class 3A1
5.252%(c)	11/25/35	Aaa		174	167,642
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa		300	279,767
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa		400	383,879
Series 2005-T20, Class A1
4.94%	10/12/42	Aaa		259	259,103
Series 2006-PW12, Class A4
5.726%(c)	09/11/38	Aaa		300	292,546
Series 2006-PW13, Class AAB
5.53%	09/11/41	AAA	(d)	1,250	1,210,024
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa		525	495,273
Series 2007-PW17, Class A1
5.282%	06/11/50	AAA	(d)	1,182	1,162,191
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.40%(c)	07/15/44	Aaa		1,250	1,205,361
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		875	839,287
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4
6.01%(c)	12/10/49	Aaa		1,700	1,627,077
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832%	04/15/37	Aaa		775	728,319
Fannie Mae, Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa		43	11,017
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa		144	144,848
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa		26	1,545
Series 2003-92, Class NM
3.50%	04/25/13	Aaa		43	43,237
Series 2005-57, Class PA
5.50%	05/25/27	Aaa		269	273,333
Freddie Mac, Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa		279	21,465
Series 2686, Class JG
5.50%	04/15/28	Aaa		800	814,400
Series 3195, Class PN
6.50%	08/15/30	Aaa		464	479,238
General Electric Capital Commercial Mortgage Corp., Series 2001-1, Class A2
6.531%	05/15/33	Aaa		390	400,896
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa		223	223,826
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2
6.70%	04/15/34	AAA	(d)	375	387,150
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa		800	776,192
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa		160	154,116
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%(c)	04/10/38	AAA	(d)	1,300	1,252,683
JPMorgan Chase Commercial Mortgage Corp., Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA	(d)	105	106,966
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA	(d)	401	408,873
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa		325	312,230
Series 2005-LDP5, Class A4
5.345%(c)	12/15/44	Aaa		1,600	1,541,112
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa		900	862,291
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa		928	932,907
JPMorgan Mortgage Trust, Series 2005-A7, Class 3A1
5.349%(c)	10/25/35	Aaa		905	858,439
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A1
3.636%	11/15/27	Aaa		390	389,391
Series 2004-C2, Class A2
3.246%	03/15/29	Aaa		850	843,812
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa		325	306,458
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A1
5.549%	06/12/49	Aaa		514	512,499
Morgan Stanley Capital I, Series 2007-IQ15, Class A4
10.00%(c)	06/11/49	AAA	(d)	600	577,351
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B
7.33%(c)	12/10/32	AAA	(d)	1,144	1,175,233
SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2003-0, Class 5A1
4.818%(c)	01/25/34	AAA	(d)	$250	$236,407
Series 2005-AR2, Class 2A2
4.544%(c)	03/25/35	Aaa		92	89,102
Series 2006-AR12, Class 1A1
6.023%(c)	09/25/36	Aaa		545	537,006
Series 2006-AR16, Class A1
5.666%(c)	10/25/36	Aaa		405	390,768

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $26,526,760)					25,832,925

ASSET-BACKED SECURITIES — 1.7%
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A3
5.53%	01/06/14	Aaa		840	770,916
BA Credit Card Trust, Series 2007-C1, Class C1
2.761% (c)	06/15/14	Baa2		750	650,391
BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
6.35%	02/25/13	Aaa		17	15,015
Capital Auto Receivables Asset Trust,(g) Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA	(d)	800	807,812
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA	(d)	115	115,638
Capital One Multi-Asset Execution Trust, Series 2005-A7, Class A7
4.70%	06/15/15	Aaa		4,150	4,074,781
Series 2007-C3, Class C3
2.761%(c)	04/15/13	Baa2		445	413,495
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A4
5.63%	09/15/15	Aaa		350	359,828
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2		26	20,395
Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2
4.85%	02/10/11	Aaa		875	883,222
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa		1,100	1,127,274
CNH Equipment Trust, Series 2007-A, Class B
5.09%	06/16/14	A3		255	240,337
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4
6.19%	03/01/13	Aaa		800	823,500
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.08%	09/15/12	Aaa		200	201,250
Series 2007-3, Class C
2.771%(c)	06/15/13	Baa2		555	509,703
GE Equipment Small Ticket LLC, Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa		350	352,023
John Deere Owner Trust, Series 2008-A, Class A2
3.63%	03/15/11	Aaa		575	574,034
Marriott Vacation Club Owner Trust,(g) Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa		321	310,911
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa		100	95,621
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3
4.10%	10/15/12	Aaa		1,100	1,100,807
Series 2006-C3, Class C3
2.761%(c)	10/15/13	Baa2		240	222,704
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52%	12/31/10	Aaa		475	497,657
PSE&G Transition Funding LLC, Series 2001-1, Class A6
6.61%	06/15/15	Aaa		350	372,671
SLM Student Loan Trust,
Series 2008-4, Class A2
3.763% (c)	07/25/16	Aaa		525	525,002
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa		625	611,458
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55%	02/15/13	Aaa		855	875,124
Series 2007-2, Class A3
4.90%	02/15/12	Aaa		1,050	1,063,773
Volkswagen Auto Lease Trust, Series 2006-A, Class A4
5.54%	04/20/11	Aaa		400	403,688

TOTAL ASSET-BACKED SECURITIES (cost $18,236,112)					18,019,030

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Bank
5.125%	08/14/13			740	771,951
5.60%	06/28/11			300	316,896
Federal Home Loan Mortgage Corp.
4.125%	10/18/10			665	676,662
5.00%	07/15/14			1,000	1,034,974
5.125%	02/27/09-07/15/12			460	470,918
6.625%	09/15/09			1,000	1,043,456
Federal National Mortgage Assoc.
4.375%	09/15/12			450	457,347
4.875%	12/15/16			270	273,219
6.00%	05/15/11			390	415,290

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,330,207)					5,460,713

MUNICIPAL BONDS — 0.3%
District of Columbia
District of Columbia, Revenue Bonds
4.75%	06/01/31	Aaa		370	354,530

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (Continued)
Florida — 0.1%
Orange County Tourist Development Tax, Revenue Bonds
5.00%	10/01/18	A2		$425	$444,167

Georgia — 0.1%
Atlanta Water & Wastewater, Revenue Bonds
5.50%	11/01/16	A2		210	228,696
5.50%	11/01/17	A2		290	315,561
Georgia State, General Obligation Bonds
5.00%	07/01/19	Aaa		320	342,976

					887,233

Kansas
Kansas Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aaa		125	121,946

Maryland — 0.1%
Baltimore County, Maryland, General Obligation Bonds
5.00%	02/01/38	Aaa		280	285,110
Maryland State, General Obligation Bonds
5.00%	08/01/19	Aaa		460	494,353

					779,463

New York
New York City Housing Development Corp., Revenue Bonds
6.42%	11/01/27	Aa2		110	112,630
New York State Urban Development Corp., Revenue Bonds
5.50%	03/15/18	Aa3		210	233,499

					346,129

Oregon
Oregon State Taxable Pension, General Obligation Unlimited
5.892%	06/01/27	Aa2		60	60,733

West Virginia
Tobacco Settlement West Virginia Asset Backed, Revenue Bond
7.467%	06/01/47	Baa3		275	245,325

TOTAL MUNICIPAL BONDS (cost $3,288,723)					3,239,526

FOREIGN GOVERNMENT BONDS — 0.1%
Republic of Italy, Sr. Unsec’d. Notes (Italy)
5.25%	09/20/16	A+	(d)	335	353,059
Republic of South Africa, Notes (South Africa)
6.50%	06/02/14	Baa1		430	442,362
United Mexican States, Unsub. Notes (Mexico)
6.375%	01/16/13	Baa1		205	215,762

TOTAL FOREIGN GOVERNMENT BONDS (cost $986,774)					1,011,183

TOTAL LONG-TERM INVESTMENTS (cost $1,089,310,567)					1,040,515,554

		Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $187,294,331; includes $179,054,422 of cash collateral for securities on loan)(b)(w) (Note 4)		187,294,331	$187,294,331

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT(o) — 117.2% (cost $1,276,604,898; Note 6)			1,227,809,885

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.1)%
U.S. Government Mortgage-Backed Obligation
Federal National Mortgage Assoc.
5.50%	01/01/34
(proceeds received $1,511,606)		$1,540	(1,517,381)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT(o) — 117.1% (cost $1,275,093,292; Note 6)			1,226,292,504
Other liabilities in excess of other assets — (17.1)%			(178,938,096)

NET ASSETS — 100.0%			$1,047,354,408

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

IO	Interest Only

MTN	Medium Term Note

PIK	Payment-in-Kind

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $172,684,953; cash collateral of $179,054,422 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(o)	As of June 30, 2008, 96 securities representing $77,687,405 and 7.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(r)	Less than $1,000 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$788,391,975	—
Level 2 – Other Significant Observable Inputs	439,227,110	—
Level 3 – Significant Unobservable Inputs – Long	190,800	—
Level 3 – Significant Unobservable Inputs – Short	(1,517,381)	—

Total	$1,226,292,504	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Investments in Securities*
Balance as of 12/31/07	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(14,975)
Net purchases (sales)	(1,311,606)
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$(1,326,581)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (17.1% represents investments purchased with collateral from securities on loan)	17.9%
U.S. Government Agency Mortgage-Backed Securities	13.9
Oil & Gas	10.1
U.S. Treasury Obligations	6.2
Financial Services	6.0
Telecommunications	4.6
Financial – Bank & Trust	3.9
Pharmaceuticals	3.4
Utilities	3.2
Computer Services & Software	2.8
Retail & Merchandising	2.8
Insurance	2.6
Consumer Products & Services	2.5
Collateralized Mortgage Obligations	2.5
Medical Supplies & Equipment	2.3
Computer Hardware	2.3
Metals & Mining	1.8
Asset-Backed Securities	1.7
Semiconductors	1.6
Diversified Operations	1.6
Food	1.5
Beverages	1.5
Aerospace	1.4
Chemicals	1.3
Internet Services	1.1
Electronic Components & Equipment	1.1
Healthcare Services	0.9
Transportation	0.9
Machinery & Equipment	0.9
Entertainment & Leisure	0.8
Real Estate Investment Trusts	0.8
Media	0.8
Automobile Manufacturers	0.8
Pipelines	0.6
Industrial Products	0.6
Construction	0.5
U.S. Government Agency Obligations	0.5
Restaurants	0.5
Commercial Services	0.5
Tobacco	0.5
Conglomerates	0.5
Cable Television	0.4
Business Services	0.4
Building Materials	0.4
Advertising	0.4
Farming & Agriculture	0.3
Hotels & Motels	0.3
Municipal Bonds	0.3
Real Estate	0.3
Clothing & Apparel	0.3
Distribution/Wholesale	0.3
Automotive Parts	0.3
Electric	0.2
Paper & Forest Products	0.2
Office Equipment	0.2
Environmental Services	0.2
Printing & Publishing	0.1
Commercial Banks	0.1
Building & Construction	0.1
Environmental Control	0.1
Airlines	0.1
Financial – Brokerage	0.1
Foreign Government Bonds	0.1
Energy Services	0.1
Biotechnology	0.1
Schools	0.1

117.2
Security sold short	(0.1)
Other liabilities in excess of other assets	(17.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $172,684,953:
Unaffiliated investments (cost $1,089,310,567)	$1,040,515,554
Affiliated investments (cost $187,294,331)	187,294,331
Cash	550,663
Foreign currency, at value (cost $170,705)	181,909
Receivable for investments sold	9,905,806
Dividends and interest receivable	4,776,640
Receivable for fund share sold	2,497,282
Tax reclaim receivable	196,784
Prepaid expenses	3,897

Total Assets	1,245,922,866

LIABILITIES:
Payable to broker for collateral for securities on loan	179,054,422
Payable for investments purchased	17,308,343
Security sold short, at value (proceeds received $1,511,606)	1,517,381
Payable for fund share repurchased	312,063
Advisory fees payable	295,800
Accrued expenses and other liabilities	71,916
Shareholder servicing fees payable	8,533

Total Liabilities	198,568,458

NET ASSETS	$1,047,354,408

Net assets were comprised of:
Paid-in capital	$1,079,392,316
Retained earnings	(32,037,908)

Net assets, June 30, 2008	$1,047,354,408

Net asset value and redemption price per share, $1,047,354,408 / 64,924,069 outstanding shares of beneficial interest	$16.13

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$8,680,611
Unaffiliated dividend income (net of $321,487 foreign withholding tax)	7,489,254
Affiliated dividend income	566,781
Affiliated income from securities lending, net	462,109

17,198,755

EXPENSES
Advisory fees	4,244,332
Shareholder servicing fees and expenses	349,533
Custodian and accounting fees	156,000
Loan interest expense (Note 7)	12,099
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	8,000
Insurance expenses	7,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Miscellaneous	11,194

Total expenses	4,815,158

NET INVESTMENT INCOME	12,383,597

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	5,872,519
Foreign currency transactions	3,461

5,875,980

Net change in unrealized appreciation (depreciation) on:
Investments	(88,500,888)
Foreign currencies	86,814
Short sales	(5,775)

(88,419,849)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(82,543,869)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(70,160,272)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$12,383,597	$16,321,793
Net realized gain on investment and foreign currency transactions	5,875,980	33,815,018
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(88,419,849)	(13,898,222)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(70,160,272)	36,238,589

DISTRIBUTIONS	(50,136,811)	(36,083,670)

FUND SHARE TRANSACTIONS:
Fund share sold [13,678,306 and 29,023,735 shares, respectively]	238,923,485	535,536,984
Fund share issued in reinvestment of distributions [3,014,841 and 2,011,353 shares, respectively]	50,136,811	36,083,670
Fund share repurchased [7,402,595 and 2,214,769 shares, respectively]	(125,861,398)	(40,410,522)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	163,198,898	531,210,132

TOTAL INCREASE IN NET ASSETS	42,901,815	531,365,051
NET ASSETS:
Beginning of period	1,004,452,593	473,087,542

End of period	$1,047,354,408	$1,004,452,593

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 93.5%
FOREIGN BONDS — 51.1%
Australia — 0.4%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, MTN
4.375%	05/24/12	Aa1	EUR	335	$497,423
Sub. Notes, MTN
4.45%(c)	02/05/15	Aa2	EUR	150	227,588
International Finance Corp., Sr. Unsub. Notes, MTN
7.50%	02/28/13	Aaa	AUD	560	537,318
National Australia Bank Ltd., Sub. Notes, MTN
4.50%(c)	06/23/16	Aa2	EUR	300	441,919
Rio Tinto Finance USA Ltd., Gtd. Notes
5.875%	07/15/13	A3		205	206,136
Westpac Banking Corp., Unsub. Notes, MTN
4.875%	09/28/12	Aa1	EUR	350	526,402

					2,436,786

Austria — 0.5%
Republic of Austria, Bonds
6.25%	07/15/27	Aaa	EUR	1,550	2,791,093

Belgium — 0.7%
Belgium Government, Bonds
5.00%	03/28/35	Aa1	EUR	1,765	2,721,447
Delhaize Group, Sr. Unsec’d. Notes
5.625%	06/27/14	Baa3	EUR	200	295,336
Elia System Operator SA NV, Sr. Unsub. Notes
4.75%	05/13/14	A-(d)	EUR	200	298,703
Fortis Bank SA/NV, Sub. Notes, MTN
5.757%	10/04/17	Aa3	EUR	210	310,104

					3,625,590

Bermuda — 0.1%
Digicel Group Ltd., Sr. Notes
8.875%	01/15/15	Caa2		590	556,813

Brazil — 3.3%
Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec’d. Notes
6.369%	06/16/18	Baa3		550	547,250
Nota do Tesouro Nacional, Series F, Notes
10.00%	01/01/14	NR	BRL	5,148	2,642,358
10.00%	01/01/17	NR	BRL	28,955	14,030,378
Usiminas Commercial Ltd., Gtd. Notes
7.25%	01/18/18	Baa3		535	547,038

					17,767,024

Canada — 2.8%
Canada Housing Trust, Foreign Gov’t. Gtd. Notes
4.80%	06/15/12	Aaa	CAD	3,260	3,304,982
Canadian Government, Bonds
5.75%	06/01/33	Aaa	CAD	2,027	2,493,347
Canadian Natural Resources Ltd., Unsec’d. Notes
6.25%	03/15/38	Baa2		225	211,090
Canadian National Railways Co., Sr. Unsec’d. Notes
6.25%	08/01/34	A3		115	112,207
EnCana Corp., Sr. Unsec’d. Notes
6.50%	08/15/34	Baa2		230	225,646
Unsub. Notes
5.90%	12/01/17	Baa2		535	537,727
Inter-American Development Bank, Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	1,625	1,511,551
Petro-Canada, Sr. Unsec’d. Notes
6.80%	05/15/38	Baa2		75	73,463
Placer Dome, Inc., Unsub. Notes
6.45%	10/15/35	Baa1		245	236,361
Province of Ontario, Canada, Debs.
5.00%	03/08/14	Aa1	CAD	4,790	4,906,309
Rogers Cable, Inc., Gtd. Notes
5.50%	03/15/14	Baa3		300	288,789
Thomson Reuters Corp., Gtd. Notes
6.50%	07/15/18	Baa1		150	149,472
Toronto-Dominion Bank, Unsub. Notes
4.875%	01/23/13	Aaa	EUR	250	376,557
Xstrata Finance Canada Ltd., Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	93,972
Gtd. Notes, MTN
5.25%	06/13/17	Baa2	EUR	200	270,406

					14,791,879

Cayman Islands — 0.7%
AIG SunAmerica, Sec’d. Notes, MTN
5.625%	02/01/12	Aa2	GBP	250	460,769
Allstate Life Funding LLC, Sr. Sec’d. Notes, MTN
6.375%	01/17/11	Aa2	GBP	250	489,194
BES Finance Ltd., Bank Gtd. Notes, MTN
6.25%	05/17/11	A1	EUR	140	217,483
Hutchinson Whampoa Finance Ltd., Gtd. Notes
5.875%	07/08/13	A3	EUR	132	200,344
Mizuho Capital Investment Ltd., Sub. Notes
5.02%(c)	06/30/49	A2	EUR	100	136,043
Sub. Notes, 144A(g)
6.686%(c)	12/31/49	A2		96	81,545
Monumental Global Funding Ltd., Sec’d. Notes, MTN
5.375%	03/13/09	Aa3	EUR	150	236,142

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
FOREIGN BONDS (Continued)
Cayman Islands (cont’d.)
Pacific Life Funding LLC, Sec’d. Notes, MTN
5.125%	01/20/15	Aa3	GBP	250	$449,017
Sr. Sec’d. Notes, MTN
5.50%	05/14/09	Aa3	EUR	150	234,237
Petrobras International Finance Co., Gtd. Notes
5.875%	03/01/18	Baa1		800	769,555
Principal Financial Global Funding LLC, Sr. Sec’d. Notes, MTN
4.50%	01/22/09	AA(d)	EUR	150	234,972

					3,509,301

Chile
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes
5.125%	07/09/13	Baa2		225	221,091

Denmark — 0.4%
Danske Bank A/S, Sub. Notes, MTN
6.00%(c)	03/20/16	Aa2	EUR	500	757,448
Kingdom of Denmark, Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,605,200

					2,362,648

Finland — 0.1%
Nordea Bank Finland, Sub. Notes, MTN
5.75%(c)	03/26/14	Aa2	EUR	200	314,441

France — 2.0%
Aventis SA, Sr. Unsub. Notes, MTN
4.25%	09/15/10	A1	EUR	200	306,327
Belgelec Finance SA, Gtd. Notes, MTN
5.125%	06/24/15	A2	EUR	160	244,041
BNP Paribas SA, Sr. Unsec’d. Notes, MTN
4.75%	04/04/11	Aa1	EUR	300	457,895
Sub. Notes, MTN
5.431%	09/07/17	Aa2	EUR	290	446,261
Sub. Notes
5.625%	08/07/08	Aa2	EUR	150	236,267
Casino Guichard-Perrachon SA, Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	100	141,764
Credit Agricole SA, Sub. Notes
5.00%(c)	06/20/49	Aa2	GBP	350	555,970
Sub. Notes, MTN
5.971%	02/01/18	Aa2	EUR	300	470,962
France Telecom SA, Sr. Unsub. Notes
7.75%	03/01/11	A3		122	129,203
Sr. Unsub. Notes, MTN
7.25%	01/28/13	A3	EUR	225	368,838
French Government, Bonds
5.50%	04/25/29	Aaa	EUR	1,035	1,726,505
5.75%	10/25/32	Aaa	EUR	2,360	4,084,575
Lafarge SA, Sr. Unsec’d. Notes
6.15%	07/15/11	Baa2		110	110,642
Societe Generale, Sr. Notes, MTN
5.25%	03/28/13	Aa2	EUR	300	456,697
Veolia Environment, Sr. Unsub. Notes, MTN
4.875%	05/28/13	A3	EUR	200	301,059
Unsec’d. Notes
6.00%	06/01/18	A3		240	239,449
Vivendi, Notes, 144A(g)
5.75%	04/04/13	Baa2		405	400,232

					10,676,687

Germany — 6.0%
Bundesrepub. Deutschland, Bonds
4.00%	01/04/37	Aaa	EUR	1,090	1,484,064
4.75%	07/04/28	Aaa	EUR	52	79,880
5.50%	01/04/31	Aaa	EUR	2,961	4,985,878
Deutsche Bank AG, Sub. Notes
5.125%	01/31/13	Aa2	EUR	105	160,279
Deutsche Genossenschafts- Hypothekenbank AG, Jumbo Pfandbrief, MTN
4.00%	10/31/16	AAA(d)	EUR	4,200	6,148,562
Hypothekenbank In Essen AG, Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	9,900	14,714,657
Kreditanstalt Fuer Wiederaufbau, Foreign Gov’t. Gtd. Notes
4.70%	06/02/37	Aaa	CAD	1,595	1,531,807
5.50%	12/07/15	Aaa	GBP	1,300	2,548,243
Merck KGaA, Unsec’d. Notes
4.75%	11/26/10	Baa1	EUR	170	262,106
Muenchener Rueckversicherungs AG, Sub. Notes
5.767%(c)	06/29/49	A3	EUR	250	336,339

					32,251,815

Hungary — 2.3%
Hungary Government, Bonds
5.50%	02/12/14	A2	HUF	956,100	5,374,763
6.75%	02/24/17	A2	HUF	475,490	2,782,373
7.25%	06/12/12	A2	HUF	670,710	4,164,971

					12,322,107

Indonesia — 0.2%
Indonesian Government, Bonds
9.00%	09/15/18	Ba3	IDR	7,979,000	654,668
10.00%	07/15/17	Ba3	IDR	7,665,000	688,406

					1,343,074

Ireland — 0.5%
Bank of Ireland, Sub. Notes, MTN
6.45%	02/10/10	Aa3	EUR	190	301,136
GE Capital European Funding, Gtd. Notes, MTN
3.50%	02/14/13	Aaa	EUR	450	647,946

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
FOREIGN BONDS (Continued)
Ireland (cont’d.)
GE Capital UK Funding, Gtd. Notes, MTN
5.625%	12/12/14	Aaa	GBP	400	$757,187
Irish Life & Permanent PLC, Sub. Notes, MTN
6.25%	02/15/11	A1	EUR	200	319,266
VIP Finance Ireland Ltd. For OJSC Vimpel Communications, Bonds
8.375%	04/30/13	Ba2		560	553,847

					2,579,382

Italy — 1.8%
Banca Monte dei Paschi di Siena SpA, Sub. Notes, MTN
4.50%(c)	09/24/15	A1	EUR	200	300,442
4.875%	05/31/16	A1	EUR	250	340,233
Edison SpA, Sr. Notes, MTN
5.125%	12/10/10	Baa2	EUR	120	185,511
Intesa Sanpaolo SpA, Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	400	571,383
5.85%(c)	05/08/14	Aa3	EUR	200	314,235
Italian Government International Bond, Sr. Unsec’d. Notes
5.25%	09/20/16	NR		500	526,953
Italy Buoni Poliennali del Tesoro, Bonds
4.00%	02/01/37	Aa2	EUR	2,080	2,608,105
6.00%	05/01/31	Aa2	EUR	1,025	1,736,177
7.25%	11/01/26	Aa2	EUR	915	1,751,198
Lottomatica SpA, Sr. Unsec’d. Notes
4.80%	12/22/08	Baa3	EUR	150	234,825
SanPaolo IMI SpA, Sub. Notes, MTN
3.75%(c)	06/09/15	Aa3	EUR	190	284,404
UniCredito Italiano SpA, Sub. Notes, MTN
5.75%	09/26/17	Aa3	EUR	350	532,184
6.10%	02/28/12	Aa3	EUR	260	406,800

					9,792,450

Japan — 9.7%
Japanese Government, Bonds
1.00%	06/10/16	A1	JPY	384,500	3,611,986
1.10%	12/10/16	A1	JPY	864,200	8,167,111
1.30%	03/20/15	A1	JPY	281,150	2,646,633
1.90%	03/20/25	A1	JPY	1,122,650	10,336,183
2.00%	12/20/33	A1	JPY	358,850	3,127,282
CPI Linked Bond
1.10%	09/10/16	A1	JPY	1,008,300	9,547,918
Series 64, Bonds
1.50%	06/20/12	NR	JPY	1,449,150	13,879,414
Shinsei Bank Ltd., Sub. Notes
3.75%(c)	02/23/16	A3	EUR	225	308,916
Sumitomo Mitsui Banking, Sub. Notes
4.375%(c)	07/29/49	Aa3	EUR	280	342,054

					51,967,497

Luxembourg — 1.7%
ArclorMittal, Notes, 144A(g)
5.375%	06/01/13	Baa2		240	236,324
European Investment Bank, Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	4,400	6,801,870
Evraz Group SA, Notes
8.875%	04/24/13	Ba3		560	556,500
Fiat Finance & Trade Ltd., Gtd. Notes
6.625%	02/15/13	Baa3	EUR	150	224,950
Gaz Capital, Gtd. Notes, MTN
5.364%	10/31/14	A3	EUR	130	178,358
Notes, MTN
4.56%	12/09/12	A3	EUR	310	434,344
Orascom Telecom Finance SCA, Gtd. Notes
7.875%	02/08/14	B2		590	548,700

					8,981,046

Malaysia — 0.4%
Malaysian Government, Bonds
3.70%	05/15/13	A3	MYR	2,000	595,512
3.718%	06/15/12	A3	MYR	5,475	1,642,840

					2,238,352

Mexico — 3.7%
America Movil SA de CV, Unsec’d. Notes
6.375%	03/01/35	A3		300	284,968
Mexican Bonos, Bonds
7.75%	12/14/17	Baa1	MXN	33,715	2,961,844
8.00%	12/17/15	Baa1	MXN	117,280	10,697,588
Foreign Gov’t. Gtd. Notes
9.00%	12/20/12	Baa1	MXN	21,535	2,097,998
Mexican, TIPS
3.50%	12/14/17	NR	MXN	44,498	4,071,457

					20,113,855

Netherlands — 3.0%
Bank Nederlandse Gemeenten, Notes, MTN
4.625%	09/13/12	Aaa	EUR	4,150	6,413,924
Cemex Finance Europe BV, Gtd. Notes
4.75%	03/05/14	BBB(d)	EUR	150	201,045
CenterCredit International BV, Bank Gtd. Notes
8.625%	01/30/14	Ba1		610	561,963
Credit Suisse Group Financial Guernsey Ltd., Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	289,838
E.ON International Finance BV, Gtd. Notes, MTN
5.125%	10/02/12	A2	EUR	170	264,199
5.50%	10/02/17	A2	EUR	250	388,716

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
FOREIGN BONDS (Continued)
Netherlands (cont’d.)
HeidelbergCement Finance BV, Gtd. Notes, MTN
6.375%	01/25/12	Baa3	EUR	250	$384,229
HSBK Europe BV, Gtd. Notes
7.75%	05/13/13	Baa3		600	567,780
ING Bank NV, Sub. Notes, MTN
5.50%	01/04/12	Aa2	EUR	140	217,501
Koninklijke KPN NV, Sr. Notes, MTN
4.50%	03/18/13	Baa2	EUR	220	322,206
5.75%	03/18/16	Baa2	GBP	300	541,601
Linde Finance BV, Gtd. Notes, MTN
4.75%	04/24/17	Baa1	EUR	310	449,639
Sr. Unsub. Notes
6.50%	01/29/16	Baa1	GBP	170	326,613
Lukoil International Finance BV, Gtd. Notes
6.656%	06/07/22	Baa2		620	564,200
Netherlands Government, Bonds
4.50%	07/15/17	Aaa	EUR	800	1,232,106
Rabobank Nederland, Unsub. Notes, MTN
3.125%	07/19/10	Aaa	EUR	200	302,208
RWE Finance BV, Gtd. Notes, MTN
6.375%	06/03/13	A1	GBP	400	790,738
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2		390	368,412
Telecom Italia Finance SA, Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	970	1,543,248
7.25%	04/20/11	Baa2	EUR	205	332,691

					16,062,857

Norway
DnB Nor Bank ASA, Sr. Unsec’d. Notes, MTN
4.75%	03/28/11	Aa1	EUR	150	229,381

Poland — 0.3%
Polish Government, Bonds
5.25%	10/25/17	A2	PLZ	885	376,489
6.25%	10/24/15	A2	PLZ	2,410	1,102,551

					1,479,040

South Africa — 0.3%
Republic of South Africa, Bonds
13.50%	09/15/15	A2	ZAR	9,575	1,387,910

Spain — 1.9%
Instituto de Credito Oficial, Foreign Gov’t. Gtd. Bonds, MTN
5.50%	03/08/11	Aaa	AUD	5,360	4,856,033
Obrascon Huarte Lain SA, Unsub. Notes
5.00%	05/18/12	Baa3	EUR	200	269,176
Santander Issuances SA Unipersonal, Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa2	EUR	350	500,322
Spanish Government, Bonds
5.75%	07/30/32	Aaa	EUR	670	1,138,042
6.00%	01/31/29	Aaa	EUR	1,440	2,494,732
Telefonica Emisiones SAU, Bank Gtd. Notes, MTN
4.674%	02/07/14	Baa1	EUR	350	516,253
Gtd. Notes
6.221%	07/03/17	Baa1		245	244,883

					10,019,441

Sweden — 1.2%
Svenska Handelsbanken AB, Sub. Notes, MTN
6.125%(c)	03/04/09	Aa2	GBP	250	491,186
Swedish Export Credit, Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	411,153
Swedish Government, Bonds
3.75%	08/12/17	Aaa	SEK	3,930	613,927
5.25%	03/15/11	Aaa	SEK	27,460	4,616,146
Telefonaktiebolaget LM Ericsson, Notes, MTN
5.375%	06/27/17	Baa1	EUR	220	301,105
Vattenfall Treasury AB, Gtd. Notes, MTN
6.00%	04/03/09	A2	EUR	100	158,355

					6,591,872

Switzerland — 0.3%
Credit Suisse London, Sr. Unsub. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	381,529
UBS AG, Bank Gtd. Notes, MTN
7.152%(c)	12/21/17	Aa2	EUR	50	69,780
Sub. Notes, MTN
4.50%(c)	09/16/19	Aa2	EUR	700	964,490

					1,415,799

Turkey — 1.5%
Turkish Government, Bonds
14.00%	01/19/11	Ba3	TRY	2,520	1,748,370
14.00%	09/26/12	NR	TRY	4,620	3,003,358
16.00%	03/07/12	NR	TRY	4,470	3,161,547

					7,913,275

United Arab Emirates — 0.1%
Taqa Abu Dhabi National Energy Co., Sr. Notes, 144A(g)
5.62%	10/25/12	Aa2		355	357,720

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
FOREIGN BONDS (Continued)
United Kingdom — 5.2%
AstraZeneca PLC, Unsub. Notes, MTN
5.125%	01/15/15	A1	EUR	175	$268,249
Barclays Bank PLC, Sub. Notes, MTN
5.75%	03/08/11	Aa2	EUR	295	459,570
BAT International Finance PLC, Gtd. Notes, MTN
5.375%	06/29/17	Baa1	EUR	220	318,884
British Sky Broadcasting Group PLC, Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa2		$460	452,491
British Telecommunications PLC, Sr. Notes, MTN
5.25%	06/23/14	Baa1	EUR	260	384,322
Sr. Unsec’d. Notes
5.15%	01/15/13	Baa1		270	263,232
7.75%	12/07/16	Baa1	GBP	250	521,417
BSKYB Finance UK PLC, Gtd. Notes
5.75%	10/20/17	Baa2	GBP	400	691,429
Credit Suisse Guernsey Ltd., Jr. Sub. Notes
5.86%(c)	12/29/49	Aa3		210	175,066
European Investment Bank, Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	1,000	2,417,596
GlaxoSmithKline Capital PLC, Sr. Unsub. Notes, MTN
5.625%	12/13/17	A1	EUR	335	517,156
HBOS PLC, Sr. Unsec’d. Notes
6.05%(c)	11/23/11	Aa3	EUR	200	279,910
Sub. Notes, 144A(g)
5.92%(c)	09/29/49	A1		200	142,440
6.00%	11/01/33	Aa3		180	145,542
Sub. Notes, MTN
4.375%(c)	10/30/19	Aa3	EUR	210	275,138
HSBC Bank PLC, Sub. Notes, MTN
4.25%(c)	03/18/16	Aa2	EUR	225	335,749
HSBC Capital Funding LP/Jersey Channel Islands, Bank Gtd. Notes
8.03%(c)	06/30/22	A1	EUR	80	126,096
HSBC Holdings PLC, Sub. Notes
3.625%(c)	06/29/20	Aa3	EUR	220	288,775
9.875%	04/08/18	Aa3	GBP	400	883,647
Imperial Tobacco Finance PLC, Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	300	416,576
Sr. Notes, MTN
6.875%	06/13/12	Baa3	GBP	250	481,844
ITV PLC, Gtd. Notes, MTN
4.75%	10/03/11	Baa3	EUR	160	223,543
National Grid PLC, Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	50	70,183
OTE PLC, Gtd. Notes, MTN
4.625%	05/20/16	Baa2	EUR	300	420,191
Rentokil Initial PLC, Gtd. Notes, MTN
4.625%	03/27/14	BBB (d)	EUR	100	131,425
Rolls-Royce PLC, Unsub. Notes, MTN
4.50%	03/16/11	A3	EUR	100	152,454
Royal Bank of Scotland PLC (The), Jr. Sub. Notes, MTN
6.00%(c)	06/29/49	Aa1	GBP	400	704,312
Sub. Notes, MTN
6.00%	05/10/13	Aa1	EUR	150	230,933
SABMiller PLC, Notes, 144A(g)
6.20%	07/01/11	Baa1		$300	307,716
Scottish Power UK PLC, Unsec’d. Notes
8.375%	02/20/17	A3	GBP	200	439,460
Severn Trent Utilities Finance PLC, Sr. Unsec’d. Notes, MTN
5.25%	03/11/16	A2	EUR	230	346,216
Standard Chartered Bank, Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	490	687,299
5.875%	09/26/17	A3	EUR	200	291,174
Tesco PLC, Sr. Unsub. Notes, MTN
5.50%	12/13/19	A1	GBP	400	734,947
Travelers Insurance Co. Institutional Funding Ltd., Sr. Sec’d. Notes
5.75%	12/06/11	Aa2	GBP	250	476,769
United Kingdom Treasury, Bonds
4.25%	03/07/11	Aaa	GBP	1,330	2,587,228
4.25%	06/07/32	Aaa	GBP	5,525	10,021,044
Vodafone Group PLC, Sr. Unsec’d. Notes
5.625%	02/27/17	Baa1		195	187,840

					27,857,863

TOTAL FOREIGN BONDS (cost $264,460,387)					273,958,089

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 15.6%
Federal Home Loan Mortgage Corp.
4.50%	11/01/18-03/01/23			849	826,118
4.755%(c)	07/01/35			74	74,344
5.00%	12/01/08-10/01/35			2,068	2,002,976
5.049%(c)	11/01/35			253	254,935
5.064%(c)	03/01/36			333	334,282
5.128%(c)	01/01/36			767	774,983
5.334%(c)	02/01/37			1,017	1,029,929
5.37%(c)	02/01/37			335	339,857
5.388%(c)	01/01/36			122	123,889
5.462%(c)	02/01/37			935	950,336
5.516%(c)	06/01/37			907	919,907
5.914%(c)	02/01/37			667	679,513

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
5.924%(c)	01/01/37			$181	$184,511
5.982%(c)	12/01/36			365	370,761
5.993%(c)	11/01/36			338	343,680
6.00%	10/01/21-10/01/32			418	425,756
6.035%(c)	10/01/36			454	461,886
6.128%(c)	10/01/36			485	494,398
6.216%(c)	08/01/36			552	565,923
6.50%	03/01/32-10/01/34			1,782	1,838,489
7.00%	10/10/30-11/01/30			22	22,837
7.202%(c)	09/01/32			10	9,934
Federal National Mortgage Assoc.
4.50%	11/01/19-06/01/37			3,506	3,363,582
4.801%(c)	11/01/35			232	233,885
4.82%(c)	05/01/38			844	850,471
5.00%	03/01/18-03/01/36			13,436	13,082,512
5.00%	TBA			1,180	1,132,120
5.31%(c)	12/01/35			219	221,737
5.33%(c)	12/01/35			265	268,976
5.428%(c)	09/01/37			223	226,406
5.50%	01/01/17-11/01/37			22,195	21,961,142
5.534%(c)	12/01/35			390	395,780
5.539%(c)	01/01/37			38	38,931
5.541%	07/01/36(c)			658	669,224
5.655%(c)	12/01/35			107	108,263
5.79%(c)	11/01/37			832	843,228
5.797%(c)	09/01/37			259	263,078
5.978%(c)	08/01/36			404	414,871
5.979%	09/01/36(c)			216	219,782
6.00%	08/01/22-02/01/38			12,475	12,624,498
6.03%	12/01/36(c)			263	268,563
6.50%	12/01/10-11/01/37			10,271	10,591,913
7.00%	12/01/29-01/01/31			56	58,713
Government National Mortgage Assoc.
4.50%	12/20/35			357	332,003
5.00%	07/15/33-02/20/34			1,122	1,086,760
5.50%	11/15/34-01/15/35			532	529,965
6.50%	06/15/16-12/20/33			416	430,067
7.00%	03/15/13-12/15/13			67	69,002
7.50%	09/15/30-06/15/32			85	89,175

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $83,432,590)					83,403,891

CORPORATE OBLIGATIONS — 14.1%
Advertising — 0.1%
Lamar Media Corp., Sr. Unsec’d. Notes(a)
6.625%	08/15/15	Ba3		450	409,500
R.H. Donnelley Corp., Sr. Unsec’d. Notes
8.875%	01/15/16	B3		525	315,000

					724,500

Aerospace — 0.1%
Honeywell International, Inc., Sr. Unsec’d. Notes(a)
5.30%	03/01/18	A2		280	275,823
Lockheed Martin Corp., Sr. Unsec’d. Notes
4.121%	03/14/13	Baa1		185	179,642
United Technologies Corp., Sr. Unsec’d. Notes
5.375%	12/15/17	A2		140	139,889
5.40%	05/01/35	A2		135	125,438

					720,792

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp., Gtd. Notes
6.50%	11/15/13	A3		285	295,538
Gtd. Notes, MTN
3.234%(c)	08/03/09	A3		365	361,987
Fiat Finance North America, Inc., Gtd. Notes, MTN
5.625%	06/12/17	Baa3	EUR	200	264,509
General Motors Corp., Sr. Unsec’d. Notes(a)
7.20%	01/15/11	Caa1		200	154,000

					1,076,034

Biotechnology
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1		230	228,018

Broadcasting — 0.1%
COX Communications, Inc., Notes, 144A(g)
6.25%	06/01/18	Baa3		240	234,287
Unsec’d. Notes
7.125%	10/01/12	Baa3		110	114,813

					349,100

Building Materials — 0.1%
CRH America, Inc., Gtd. Notes
6.00%	09/30/16	Baa1		190	176,208
Owens Corning, Inc., Gtd. Notes
6.50%	12/01/16	Ba1		75	68,286

					244,494

Business Services
Manpower, Inc., Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa2	EUR	150	214,094

Chemicals — 0.3%
Air Products & Chemicals, Inc., Sr. Unsec’d. Notes
4.15%	02/01/13	A2		390	381,402
Bayer AG, Gtd. Notes, MTN (Germany)
5.625%	05/23/18	A3	GBP	400	721,812

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
DuPont (E.I.) de Nemours & Co., Sr. Unsec’d. Notes
5.60%	12/15/36	A2		$285	$266,583

					1,369,797

Computer Services & Software — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.25%	02/22/11	A1		295	303,729

Construction — 0.1%
D.R. Horton, Inc., Gtd. Notes
6.50%	04/15/16	Ba1		195	160,631
Pulte Homes, Inc., Gtd. Notes
5.20%	02/15/15	Ba1		305	248,575

					409,206

Consumer Products & Services — 0.2%
Aramark Corp., Gtd. Notes(a)
6.373% (c)	02/01/15	B3		400	374,000
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2		205	203,910
Procter & Gamble Co., Sr. Unsec’d. Notes
4.95%	08/15/14	Aa3		400	413,105

					991,015

Containers & Packaging
Stone Container Finance, Gtd. Notes
7.375%	07/15/14	B3		225	180,000

Distribution/Wholesale
3M Co., Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa1		220	222,159

Diversified Operations
Cooper US, Inc., Gtd. Notes
6.10%	07/01/17	A3		210	213,191

Electric – Integrated
Virginia Electric & Power Co., Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1		200	201,055

Electronic Components & Equipment — 0.1%
Avnet, Inc., Sr. Unsec’d. Notes
5.875%	03/15/14	Baa3		265	255,171

Entertainment & Leisure — 0.1%
Time Warner Entertainment Co. LP, Sr. Unsec’d. Notes
7.25%	09/01/08	Baa2		275	276,496

Environmental Services — 0.1%
Waste Management, Inc., Gtd. Notes
6.10%	03/15/18	Baa3		405	404,069

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes
5.90%	04/01/17	Baa2		315	288,434
Cargill, Inc., Notes, 144A(g)
3.625%	03/04/09	A2		460	456,776

					745,210

Financial – Bank & Trust — 1.8%
BAC Capital Trust VI, Bank Gtd. Notes
5.625%	03/08/35	Aa3		340	289,229
Bank of America Corp., Sr. Unsec’d. Notes(a)
5.65%	05/01/18	Aa2		1,360	1,269,678
Sub. Notes
5.75%	08/15/16	Aa3		245	233,938
Sub. Notes, MTN
4.00%(c)	03/28/18	Aa3	EUR	500	683,900
5.25%	11/09/16	Aa3	GBP	300	528,617
Bank One Corp., Sub. Notes
5.25%	01/30/13	Aa3		285	280,268
BB&T Capital Trust II, Bank Gtd. Notes
6.75%	06/07/36	A1		150	131,371
Capital One Capital IV, Gtd. Notes
6.745% (c)	02/17/37	Baa1		350	261,531
Fannie Mae, Notes
4.375%	10/15/15	Aaa		800	793,601
FIA Card Services NA, Sub. Notes
7.125%	11/15/12	Aa1		80	85,365
Fifth Third Bancorp, Sr. Unsec’d. Notes
6.25%	05/01/13	Aa3		270	247,134
Sub. Notes
8.25%	03/01/38	A1		190	153,921
Freddie Mac, Notes
6.00%	06/15/11	Aaa		1,125	1,200,600
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes
5.375%	03/15/17	A2		240	226,154
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN
5.45%	03/24/11	A1		575	540,353
6.625%	11/15/13	A1		240	215,638
Kinder Morgan Finance Co. ULC, Gtd. Notes
5.70%	01/05/16	Ba1		300	267,000

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
MPS Capital Trust I, Bank Gtd. Notes
7.99% (c)	02/07/11	A2	EUR	105	$162,562
Nationwide Building Society, Sub. Notes, MTN (United Kingdom)
3.375% (c)	08/17/15	Aa3	EUR	215	303,882
Northern Trust Corp., Sr. Unsec’d. Notes
5.30%	08/29/11	A1		171	175,154
Sub. Notes
4.60%	02/01/13	A1		155	150,565
PNC Funding Corp., Bank Gtd. Notes
5.625%	02/01/17	A2		195	181,839
Sovereign Capital Trust VI, Bank Gtd. Notes
7.908%	06/13/36	Baa2		200	159,753
Wachovia Corp., Sr. Unsec’d. Notes
4.375%	08/01/16	Aa3	EUR	250	324,059
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1		270	273,722
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15	Aa1		300	286,151

					9,425,985

Financial – Brokerage — 0.2%
Goldman Sachs Group, Inc. (The), Sub. Notes
6.75%	10/01/37	A1		440	402,488
Jefferies Group, Inc., Notes
5.875%	06/08/14	Baa1		126	119,357
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1		250	182,716
Merrill Lynch & Co., Inc., Sub. Notes
7.75%	05/14/38	A2		280	262,493

					967,054

Financial Services — 4.5%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN
3.625%	10/13/09	Aa3	EUR	210	319,678
5.875%	05/02/13	Aa3		215	213,748
American General Finance Corp., Gtd. Notes, 144A(g)
6.00%(c)	01/15/47	A3		120	95,223
Sr. Unsec’d. Notes
4.125%	11/29/13	A1	EUR	300	382,179
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN
4.50%	04/01/13	Aa2		280	272,946
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN
4.25%	02/08/13	A2		270	263,862
5.85%	09/01/17	A2		175	179,230
CIT Group, Inc., Sr. Unsec’d. Notes
3.875%	11/03/08	Baa1		135	132,049
7.625%	11/30/12	Baa1		181	150,443
Sr. Unsec’d. Notes, MTN
4.25%	09/22/11	Baa1	EUR	75	88,898
Citigroup, Inc., Sr. Unsec’d. Notes
3.875%	05/21/10	Aa3	EUR	220	333,345
5.50%	08/27/12	Aa3		230	226,806
5.50%	04/11/13	Aa3		340	331,832
6.125%	05/15/18 (a)	Aa3		555	531,117
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15	Aa3	EUR	320	421,309
6.40%	03/27/13	Aa3	EUR	180	280,621
Sub. Notes
4.75%(c)	02/10/19	A1	EUR	270	370,040
5.00%	09/15/14 (a)	A1		515	476,974
Countrywide Home Loan, Inc., Gtd. Notes, MTN
4.125%	09/15/09	Baa3		400	382,033
Credit Suisse USA, Inc., Gtd. Notes
5.50%	08/16/11	Aa1		205	207,365
Erac USA Finance Co., Bonds, 144A(g)
5.60%	05/01/15	Baa2		405	370,205
First Data Corp., Gtd. Notes, 144A(g)
9.875%	09/24/15	B3		600	522,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
5.80%	01/12/09	B1		385	367,620
Freddie Mac, Notes
5.00%	07/15/14	Aaa		600	620,984
General Electric Capital Corp., Notes
5.875%	01/14/38	Aaa		410	371,570
Sr. Unsec’d. Notes
4.80%	05/01/13 (a)	Aaa		1,110	1,087,431
5.625%	05/01/18	Aaa		680	657,597
Sr. Unsec’d. Notes, MTN
5.625%	09/15/17	Aaa		375	366,724
Sub. Notes
4.625%(c)	09/15/46	Aa1	EUR	250	329,825
GMAC LLC, Sr. Unsec’d. Notes, MTN
5.75%	09/27/10	B2	EUR	130	149,416
Goldman Sachs Group, Inc. (The), Gtd. Notes
6.345%	02/15/34	A1		205	173,785

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†			Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Sr. Unsec’d. Notes
3.75%	02/04/13		Aa3		EUR	200	$279,507
5.125%	10/16/14		Aa3		EUR	300	429,371
6.15%	04/01/18	(a)	Aa3			515	499,632
Sr. Unsec’d. Notes, MTN
4.50%	01/30/17		Aa3		EUR	400	533,889
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN
4.125%	10/09/08		A1		EUR	180	280,515
5.30%	05/01/12		A1			210	185,519
IntesaBci Capital Trust, Bank Gtd. Notes
6.988% (c)	07/12/11		A	(d)	EUR	150	229,832
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
4.95%	12/17/12		A2			255	256,127
5.50%	04/13/17		A2			155	155,230
JPMorgan Chase & Co., Sr. Notes(a)
6.00%	01/15/18		Aa2			520	506,554
Sr. Unsec’d. Notes
4.75%	05/01/13		Aa2			410	398,463
6.40%	05/15/38		Aa2			270	250,435
Sr. Unsub. Notes, MTN
4.375%	01/30/14		Aa2		EUR	500	727,056
Sub. Notes, MTN
4.375%(c)	11/12/19		Aa3		EUR	400	547,255
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	02/02/37		Aa3			195	167,141
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN
6.375%	05/10/11		A1		EUR	300	451,573
6.875%	05/02/18		A1			675	653,471
Sub. Notes
6.50%	07/19/17		A2			550	508,815
7.50%	05/11/38		A2			410	380,304
Sub. Notes, MTN
4.625%(c)	03/14/19		A2		EUR	450	520,615
Mangrove Bay Pass-Through Trust, Notes, 144A(g)
6.102% (c)	07/15/33		Baa3			115	70,222
Mellon Funding Corp., Gtd. Notes
6.375%	11/08/11		Aa2		GBP	500	974,579
Merrill Lynch & Co. Inc.,
Notes
5.45%	02/05/13		A1			260	245,233
Notes, MTN
6.875%	04/25/18		A1			675	642,415
Sr. Unsub. Notes, MTN
4.625%	10/02/13		A1		EUR	450	612,829
Morgan Stanley, Sr. Notes, MTN
4.00%	11/17/15		Aa3		EUR	500	651,303
Sr. Unsec’d. Notes(a)
6.00%	04/28/15		Aa3			500	478,010
Sr. Unsec’d. Notes, MTN
5.125%	11/30/15		Aa3		GBP	150	252,123
6.625%	04/01/18		Aa3			480	454,812
MUFG Capital Finance 1 Ltd.,
Bank Gtd. Notes
6.346% (c)	07/29/49		A2			120	104,015
New York Life Global Funding, Notes, MTN
4.375%	01/19/17		Aaa		EUR	250	354,154
SLM Corp., Sr. Unsec’d. Notes
5.11%(c)	04/01/09		Baa2			155	151,652
Sr. Unsec’d. Notes, MTN
3.06%(c)	07/27/09		Baa2			60	56,253
8.45%	06/15/18		Baa2			220	211,054
US Bancorp, Sr. Unsec’d. Notes, MTN
4.50%	07/29/10		Aa2			380	384,959

							24,281,772

Food — 0.2%
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13		A3			405	393,437
Kraft Foods, Inc.,
Notes, MTN
6.25%	03/20/15		Baa2		EUR	165	254,304
SYSCO Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18		A1			140	140,346
Wrigley, (Wm., Jr.) Co., Sr. Unsec’d. Notes
4.65%	07/15/15		A1			80	77,498

							865,585

Healthcare Services — 0.1%
Highmark, Inc., Notes, 144A(g)
6.80%	08/15/13		Baa2			185	202,496
WellPoint, Inc., Sr. Unsec’d. Notes
5.00%	01/15/11		Baa1			200	197,655

							400,151

Home Builders — 0.1%
Lennar Corp., Gtd. Notes
5.60%	05/31/15		Ba1			330	241,312
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13		Baa3			350	337,116
NVR, Inc., Sr. Unsec’d. Notes
5.00%	06/15/10		Baa3			130	127,058

							705,486

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Hotels & Motels
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Caa1		$290	$259,188

Industrial Products — 0.1%
Praxair, Inc.,
Sr. Unsec’d. Notes
4.625%	03/30/15	A2		550	528,093

Insurance — 0.5%
Ace INA Holdings, Inc., Gtd. Notes
5.70%	02/15/17	A3		235	225,598
American International Group, Inc., Jr. Sub. Notes
4.875%(c)	03/15/47	A1	EUR	300	352,339
Fund American Cos., Inc., Gtd. Notes
5.875%	05/15/13	Baa2		200	193,476
Genworth Financial, Inc., Jr. Sub. Notes
6.15%(c)	11/15/46	A3		114	89,613
Sr. Unsec’d. Notes
5.75%	06/15/14	A2		329	318,904
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa2	EUR	250	344,008
Nationwide Mutual Insurance Co., Bonds, 144A(g)
6.60%	04/15/34	A2		115	95,052
NLV Financial Corp., Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2		145	136,847
Principal Financial Group, Inc., Gtd. Notes
6.05%	10/15/36	A2		175	155,010
Security Benefit Life Insurance Co., Notes, 144A(g)
7.45%	10/01/33	Baa2		95	84,387
Sun Life Financial Global Funding LP, Notes, 144A(g)
2.978% (c)	10/06/13	Aa3		285	281,571
Torchmark Corp., Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1		185	191,544
Willis North America, Inc., Gtd. Notes
6.20%	03/28/17	Baa2		150	132,547

					2,600,896

Media — 0.4%
Comcast Corp., Gtd. Notes
5.70%	05/15/18	Baa2		155	147,052
Historic TW, Inc., Gtd. Notes
6.875%	06/15/18	Baa2		425	421,875
Idearc, Inc., Gtd. Notes
8.00%	11/15/16	B3		25	15,719
News America, Inc., Gtd. Notes
6.15%	03/01/37	Baa2		395	363,682
6.40%	12/15/35	Baa2		300	283,895
Sinclair Broadcasting Group, Inc., Gtd. Notes
8.00%	03/15/12	Ba3		198	199,485
Time Warner Cable, Inc., Gtd. Notes
5.40%	07/02/12	Baa2		365	361,313
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11	Baa2		190	187,207
Viacom, Inc., Sr. Unsec’d. Notes
6.125%	10/05/17	Baa3		95	91,088
6.25%	04/30/16	Baa3		190	183,516

					2,254,832

Medical Supplies & Equipment — 0.1%
Eli Lilly & Co., Sr. Unsec’d. Notes
5.55%	03/15/37	Aa3		200	188,587
Johnson & Johnson, Unsec’d. Notes
4.75%	11/06/19	Aaa	EUR	50	73,854
Medtronic, Inc., Sr. Unsec’d. Notes
4.75%	09/15/15	A1		420	407,620

					670,061

Metals & Mining — 0.1%
BHP Billiton Finance Ltd., Gtd. Notes
5.40%	03/29/17	A1		180	171,811
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2		500	527,500

					699,311

Office Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2		85	84,018
6.35%	05/15/18	Baa2		550	542,905

					626,923

Oil & Gas — 1.0%
Amerada Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2		130	149,098
Atmos Energy Corp.,
Sr. Unsub. Notes
4.00%	10/15/09	Baa3		250	247,311

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS Continued)
Oil & Gas (cont’d.)
Baker Hughes, Inc., Sr. Unsec’d. Notes
6.875%	01/15/29	A2		$300	$326,636
Boardwalk Pipelines LLC, Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2		60	55,912
Chesapeake Energy Corp., Gtd. Notes
6.50%	08/15/17	Ba3		450	420,750
Devon Financing Corp. ULC, Gtd. Notes
7.875%	09/30/31	Baa1		130	153,543
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1		170	162,944
5.15%	09/01/14	Baa1		115	112,907
Enterprise Products Operating LP, Gtd. Notes
4.95%	06/01/10	Baa3		215	214,953
6.30%	09/15/17	Baa3		115	114,196
EOG Resources, Inc., Sr. Unsec’d. Notes
5.875%	09/15/17	A3		150	151,012
Marathon Oil Corp., Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1		345	340,961
6.00%	10/01/17	Baa1		235	233,659
6.60%	10/01/37	Baa1		85	83,797
Nabors Industries, Inc., Gtd. Notes, 144A(g)
6.15%	02/15/18	A3		130	131,399
Panhandle Eastern Pipe Line Co., Sr. Notes
4.80%	08/15/08	Baa3		90	89,978
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18	Baa1		470	464,125
6.25%	08/05/13	Baa1	EUR	150	235,625
Praxair, Inc., Sr. Unsec’d. Notes
5.20%	03/15/17	A2		200	195,457
Southern Natural Gas Co., Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3		60	57,320
Sunoco, Inc., Sr. Unsec’d. Notes
5.75%	01/15/17	Baa2		190	180,654
Transocean, Inc., Sr. Unsec’d. Notes
5.25%	03/15/13	Baa2		125	126,306
Valero Energy Corp. Sr. Unsec’d. Notes
6.125%	06/15/17	Baa3		385	371,827
Williams Cos., Inc., Sr. Unsec’d. Notes
8.125%	03/15/12	Baa3		450	472,500
XTO Energy, Inc., Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2		195	193,308

					5,286,178

Paper & Forest Products — 0.1%
Georgia-Pacific Corp., Gtd. Notes, 144A(g)
7.125%	01/15/17	Ba3		450	423,000

Pharmaceuticals — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes
2.958% (c)	10/02/09	Baa2		205	201,317
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2		240	234,513

					435,830

Pipelines
Buckeye Partners LP, Sr. Unsec’d. Notes
6.05%	01/15/18	Baa2		115	112,879
El Paso Natural Gas Co., Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3		60	57,896

					170,775

Real Estate — 0.1%
AMB Property LP, Gtd. Notes, MTN
6.30%	06/01/13	Baa1		155	154,031
Duke Realty LP, Sr. Unsec’d. Notes
6.25%	05/15/13	Baa1		170	166,735
ERP Operating LP, Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1		150	139,417
Regency Centers LP, Gtd. Notes
5.875%	06/15/17	Baa2		85	78,671

					538,854

Real Estate Investment Trusts — 0.2%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1		185	185,398
Federal Realty Investment Trust, Notes
6.00%	07/15/12	Aaa		110	108,714
Hospitality Properties Trust, Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		150	121,739
Reckson Operating Partnership LP, Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2		190	161,318

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†			Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (cont’d.)
Simon Property Group LP, Sr. Unsec’d. Notes
5.75%	12/01/15	A3			$285	$276,598

						853,767

Restaurants
McDonald’s Corp., Sr. Unsec’d. Notes
5.30%	03/15/17	A3			195	191,129

Retail & Merchandising — 0.4%
Costco Wholesale Corp., Sr. Unsec’d. Notes
5.30%	03/15/12	A2			180	186,172
GSC Holdings Corp., Gtd. Notes
8.00%	10/01/12	Ba1			225	229,500
Hasbro, Inc., Sr. Unsec’d. Notes
6.30%	09/15/17	Baa2			115	113,568
Home Depot, Inc., Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1			210	192,833
JC Penney Corp., Inc., Sr. Unsec’d. Notes
9.00%	08/01/12	Baa3			180	190,997
Kroger Co. (The), Gtd. Notes
8.05%	02/01/10	Baa2			220	230,231
Macy’s Retail Holdings, Inc., Gtd. Notes
5.35%	03/15/12	Baa3			140	130,089
Polo Ralph Lauren Corp., Sr. Unsec’d. Notes
4.50%	10/04/13	Baa1		EUR	70	99,846
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
4.75%	01/29/13	Aa2		GBP	500	951,100

						2,324,336

Semiconductors
National Semiconductor Corp., Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1			105	105,993

Software
Dun & Bradstreet Corp., Sr. Unsec’d. Notes
5.50%	03/15/11	A-	(d)		155	155,551

Telecommunications — 0.8%
America Movil SAB de CV, Gtd. Notes
5.625%	11/15/17	A3			315	303,374
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2			300	330,230
AT&T Corp., Gtd. Notes
7.30%	11/15/11	A2			105	111,834
AT&T, Inc., Sr. Unsec’d. Notes
5.625%	06/15/16	A2			590	584,289
6.45%	06/15/34	A2			445	429,629
Rogers Wireless, Inc., Sr. Sec’d. Notes
6.375%	03/01/14	Baa3			450	450,521
SBC Communications, Sr. Unsec’d. Notes
5.30%	11/15/10	A2			600	613,604
Sprint Capital Corp., Gtd. Notes
6.90%	05/01/19	Baa3			400	351,000
Verizon Communications, Inc., Bonds
6.90%	04/15/38	A3			220	217,420
Sr. Unsec’d. Notes
4.35%	02/15/13	A3			560	538,746
Verizon Global Funding Corp., Sr. Unsec’d. Notes
7.75%	12/01/30	A3			220	236,342

						4,166,989

Tobacco — 0.1%
Reynolds American, Inc., Sr. Sec’d. Notes
7.25%	06/01/13	Baa3			250	258,433

Transportation — 0.1%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes
6.15%	05/01/37	Baa1			327	308,098
Canadian National Railway Co., Debs.
6.375%	11/15/37	A3			70	69,006
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A(g)
5.75%	04/01/18	Baa1			110	108,261
Union Pacific Corp., Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2			175	170,772

						656,137

Utilities — 1.3%
Alabama Power Co., Sr. Unsec’d. Notes
2.828% (c)	08/25/09	A2			125	124,553
Appalachian Power Co., Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2			170	156,409
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2			290	280,284

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
Black Hills Corp.,
Sr. Unsub. Notes
6.50%	05/15/13	Baa3		$190	$189,328
Centerpoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1		190	196,005
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38	A1		140	144,883
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14	Baa1		170	172,997
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2		290	244,571
Florida Power Corp.,
First Mortgage
6.35%	09/15/37	A2		235	238,649
Illinois Power Co.,
Sr. Sec’d. Notes
6.125%	11/15/17	Baa3		80	76,413
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
5.65%	06/01/17	Baa2		500	478,785
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa2		245	242,039
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A(g)
6.05%	01/15/36	A3		155	141,451
Northern States Power,
First Mortgage
5.25%	03/01/18	A2		185	182,535
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1		175	167,125
7.375%	02/01/16	B1		365	343,556
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14	A3		195	190,011
6.35%	02/15/38	A3		255	254,876
Progress Energy, Inc.,
Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2		190	188,012
Public Service Co. of New Mexico,
Sr. Notes
4.40%	09/15/08	Baa3		255	254,118
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.70%	12/01/36	A3		285	270,308
Southern California Edison Co.,
First Ref. Mortgage
5.95%	02/01/38	A2		485	479,450
Southern Co.,
Sr. Unsec’d. Notes
5.30%	01/15/12	A3		100	101,813
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2		230	213,831
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes, 144A(g)
10.25%	11/01/15	B3		600	588,000
Union Electric Co.,
Sr. Sec’d. Notes
5.40%	02/01/16	Baa1		300	283,428
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
6.00%	05/15/37	Baa1		210	195,526
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa2		170	170,261
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa2		145	131,289

					6,700,506

TOTAL CORPORATE OBLIGATIONS (cost $78,241,285)					75,680,945

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds(a)
4.75%	02/15/37			2,870	2,963,723
5.50%	08/15/28			1,675	1,869,327
U.S. Treasury Inflationary Bonds, TIPS
2.00%	07/15/14			3,540	4,283,512
U.S. Treasury Notes
2.875%	01/31/13(a)			820	805,971
3.25%	08/15/08			11,465	11,490,085

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,268,670)					21,412,618

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2		260	230,589
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA	(d)	500	483,971
Series 2005-3, Class A2
4.501%	07/10/43	Aaa		670	662,841
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
4.094%(c)	02/25/34	AAA	(d)	164	157,599
Series 2004-D, Class 2A2
4.198%(c)	05/25/34	AAA	(d)	82	80,051
Series 2004-H, Class 2A2
4.749%(c)	09/25/34	Aaa		86	83,358
Series 2004-I, Class 3A2
4.865%(c)	10/25/34	Aaa		86	83,833
Series 2005-J , Class 2A1
5.09%(c)	11/25/35	Aaa		592	579,622

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Series 2005-J, Class 3A1
5.249%(c)	11/25/35	Aaa		$259	$249,851
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA	(d)	935	922,799
Series 2005-PW10, Class A1
5.085%	12/11/40	AAA	(d)	606	607,365
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa		425	396,337
Series 2005-PWR9, Class AAB
4.804%	09/15/42	Aaa		600	575,818
Series 2005-T18, Class A1
4.274%(c)	02/13/42	Aaa		271	269,553
Series 2006-PW13, Class AAB
5.53%	09/11/41	AAA	(d)	1,150	1,113,222
Series 2007-PW17, Class A1
5.282%	06/15/37	AAA	(d)	858	843,158
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa		475	461,840
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01% (c)	12/10/49	Aaa		700	669,973
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class A1B
7.30% (c)	06/10/32	Aaa		409	416,154
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa		550	565,366
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa		431	431,665
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa		325	313,048
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553% (c)	04/10/38	AAA	(d)	525	505,891
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA	(d)	149	150,741
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA	(d)	415	423,304
Series 2005-LDP5, Class A4
5.345%(c)	12/15/44	Aaa		1,300	1,252,154
Series 2005-LPD4, Class ASB
4.824%(c)	10/15/42	Aaa		950	912,673
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa		825	790,433
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa		869	873,360
JPMorgan Mortgage Trust,
Series 2005-A7, Class 3A1
5.348% (c)	10/25/35	Aaa		632	598,911
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa		592	591,492
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa		750	707,212
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-0, Class 5A1
4.816%(c)	01/25/34	AAA	(d)	375	354,610
Series 2005-AR2, Class 2A2
4.542%(c)	03/25/35	Aaa		138	133,653
Series 2006-AR12, Class 1A1
6.025%(c)	09/25/36	Aaa		708	697,786
Series 2006-AR16, Class A1
5.669%(c)	10/25/36	Aaa		577	556,092

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $19,344,225)					18,746,325

ASSET-BACKED SECURITIES — 3.2%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Aaa		560	513,944
Bank of America Credit Card Trust,
Series 2007-C1, Class C1
2.761% (c)	06/16/14	Baa2		1,000	867,188
BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%	02/25/13	Aaa		20	16,883
Capital Auto Receivables Asset Trust,(g)
Series 2006-SN1, Class A4A, 144A
5.32%	03/20/10	AAA	(d)	1,175	1,186,474
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA	(d)	170	170,943
Capital One Multi-Asset Execution Trust,
Series 2007-C2, Class C2
2.771%(c)	11/17/14	Baa2		1,000	842,500
Series 2007-C3, Class C3
2.761%(c)	04/15/13	Baa2		395	367,035
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa		275	282,722
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2		19	15,297
Series 2003-1, Class 1A6
4.458%	03/25/14	Aaa		378	354,971
Citibank Credit Card Issuance Trust,
Series 2006-A2, Class A2
4.85%	02/10/11	Aaa		975	984,162
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa		1,050	1,076,034

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (Continued)
CNH Equipment Trust, Series 2007-A, Class B
5.09%	06/16/14	A3	$285	$268,612
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	448,973
Federal Home Loan Mortgage Corp., Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	217	16,677
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	67	5,624
Series 2631, Class KI, IO(g)
4.50%	01/15/15	Aaa	120	3,399
Series 2686, Class JG
5.50%	04/15/28	Aaa	925	941,650
Series 3195, Class PN
6.50%	08/15/30	Aaa	649	670,933
Series R003, Class VA
5.50%	08/15/16	Aaa	603	615,698
Federal National Mortgage Assoc., Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	27	6,991
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa	176	176,337
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	39	2,331
Series 2003-92, Class NM
3.50%	04/25/13	Aaa	43	43,237
Series 2004-21, Series AC
4.00%	05/25/16	Aaa	505	503,654
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	404	410,000
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/17/12	Aaa	295	296,844
Series 2007-3, Class C
2.771%(c)	06/15/13	Baa2	525	482,152
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	475	477,746
John Deere Owner Trust, Series 2008-A, Class A2
3.63%	03/15/11	Aaa	525	524,118
Marriott Vacation Club Owner Trust,(g) Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	469	454,408
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	137	131,479
MBNA Credit Card Master Note Trust, Series 2006-C3, Class C3
2.761% (c)	10/15/13	Baa2	210	194,866
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	497,657
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	500	532,387
SLM Student Loan Trust,
Series 2008-4, Class A2
3.766% (c)	07/25/16	Aaa	450	450,001
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	800	782,667
USAA Auto Owner Trust,
Series 2007-1, Class A4
5.55%	02/15/13	Aaa	800	818,829
Series 2007-2, Class A3
4.90%	02/15/12	Aaa	925	937,133

TOTAL ASSET-BACKED SECURITIES (cost $17,721,800)				17,372,556

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Bank
5.125%	08/14/13		925	964,939
5.60%	06/28/11		105	110,914
Federal Home Loan Mortgage Corp.
5.50%	03/01/18-11/01/18		50	50,806
Federal National Mortgage Assoc.
3.25%	08/15/08		210	210,166
4.50%	05/01/19-09/01/34		1,003	950,801
4.625%	10/15/14		1,500	1,525,147
4.875%	12/15/16		340	344,053
6.00%	03/01/33		64	64,411

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,198,505)				4,221,237

SOVEREIGN ISSUES — 0.6%
Mexico Government International Bond, Unsub. Notes, MTN
6.375%	01/16/13	Baa1	270	284,175
Republic of Indonesia, Bonds
6.875%	03/09/17	Ba3	1,766	1,690,221
Russian Ministry of Finance,
Debs.
3.00%	05/14/11	Baa2	690	658,248
South Africa Government International Bond, Notes
6.50%	06/02/14	Baa1	500	514,375

TOTAL SOVEREIGN ISSUES (cost $3,236,682)				3,147,019

MUNICIPAL BONDS — 0.6%
California
California State Variable Purpose, Revenue Bonds
5.25%	04/01/34	A1	105	115,054

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (Continued)
District of Columbia — 0.1%
District of Columbia, General Obligation Bonds
4.75%	06/01/31	Aaa	$335	$320,994

Florida — 0.1%
Orange County Tourist Development Tax, Revenue Bonds
5.00%	10/01/18	Aaa	390	407,589

Georgia — 0.2%
Atlanta Water & Wastewater, Revenue Bonds
5.50%	11/01/16	Aaa	190	206,915
5.50%	11/01/17	Aaa	270	293,798
State of Georgia, General Obligation Bonds
5.00%	07/01/19	Aaa	270	289,386

				790,099

Kansas
Kansas State Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aaa	125	121,946

Maryland — 0.1%
County of Baltimore, General Obligation Bonds
5.00%	02/01/38	Aaa	235	239,289
State of Maryland, General Obligation Bonds
5.00%	08/01/19	Aaa	385	413,752

				653,041

New York — 0.1%
New York City Housing Development Corp., Revenue Bonds
6.42%	11/01/27	Aa2	170	174,065
New York State Urban Development Corp., Revenue Bonds
5.50%	03/15/18	Aaa	190	211,261

				385,326

West Virginia
Tobacco Settlement Finance Authority of West Virginia, Revenue Bond
7.467%	06/01/47	Baa3	260	231,943

TOTAL MUNICIPAL BONDS (cost $3,059,714)				3,025,992

	Shares	Value (Note 2)
PREFERRED STOCK
Federal National Mortgage Assoc., 8.25% Perpetual Series(a) (cost $185,000)	7,400	$169,830

	Units
WARRANT*
Republic of Venezuela, expiring on 04/15/2020 (Venezuela)(g) (cost $0)	1,250	44,687

TOTAL LONG-TERM INVESTMENTS (cost $495,148,858)		501,183,189

SHORT-TERM INVESTMENTS — 5.4%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.1%
Dryden Core Investment Fund – Taxable Money Market Series (cost $21,889,239; includes $9,861,621 of cash collateral for securities on loan)(b)(w) (Note 4)	21,889,239	21,889,239

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN TREASURY BILLS — 1.3%
Egypt Treasury Bills(n)
5.596%	09/16/08	EGP	3,300	605,915
6.719%	07/22/08	EGP	22,800	4,252,126
7.506%	10/21/08	EGP	13,500	2,451,923

TOTAL FOREIGN TREASURY BILLS (cost $7,242,394)				7,309,964

TOTAL SHORT-TERM INVESTMENTS (cost $29,131,633)				29,199,203

TOTAL INVESTMENTS — 98.9% (cost $524,280,491; Note 6)				530,382,392
Other assets in excess of liabilities(x) — 1.1%				5,760,996

NET ASSETS — 100.0%				$536,143,388

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO	Interest Only MTN Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s.

TIPS	Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

AED	United Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NWD	New Taiwanese Dollar

PLZ	Polish Zloty

QAR	Qatari Riyal

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

ZAR	South African Rand

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $9,600,661; cash collateral of $9,861,621 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
2482	Year Euro-Schatz	Sep 08	$40,200,334	$39,954,341	$(245,993)
9	5 Year Euro-Bobl	Sep 08	13,352,411	13,157,131	(195,280)
33	5 Year U.S. Treasury Notes	Sep 08	3,635,414	3,648,305	12,891
120	10 Year Euro-Bund	Sep 08	21,079,399	20,890,512	(188,887)
15	10 Year Japanese Government Bond	Sep 08	18,988,557	19,134,058	145,501
33	10 Year U.S. Treasury Notes	Sep 08	3,701,165	3,759,422	58,257
20	20 Year U.S. Treasury Bonds	Sep 08	2,275,156	2,311,875	36,719

					$(376,792	)(1)

(1)	Cash of $4,979,064 has been segregated with the custodian to cover requirements for open futures contracts at June 30, 2008.

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Short Positions:
6	2 Year U.S. Treasury Notes	Sep 08	$3,367,014	$3,379,250	$(12,236)
13	U.S. Treasury Notes	Sep 08	1,431,117	1,437,211	(6,094)
77	10 Year Canadian Bonds	Sep 08	8,909,575	8,872,708	36,867
4	10 Year Japanese Government Bond	Sep 08	5,086,594	5,074,163	12,431
1	10 Year UK Gilt	Sep 08	207,668	207,688	(20)
352	10 Year U.S. Treasury Notes	Sep 08	39,597,219	40,100,500	(503,281)

					(472,333)

					$(849,125)

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/14/08	BRL	2,203	$1,350,000	$1,358,221	$8,221
British Pound,
Expiring 08/14/08	GBP	4,802	9,284,895	9,530,433	245,538
Canadian Dollar,
Expiring 08/14/08	CAD	6,190	6,146,291	6,066,272	(80,019)
Chinese Yuan,
Expiring 07/23/08	CNY	43,794	6,088,000	6,406,150	318,150
Expiring 09/25/08	CNY	47,890	6,749,000	7,076,424	327,424
Expiring 12/08/08	CNY	96,965	14,274,000	14,542,752	268,752
Danish Krone,
Expiring 08/14/08	DKK	6,892	1,420,790	1,451,343	30,553
Euro,
Expiring 08/14/08	EUR	66,503	102,556,158	104,459,145	1,902,987
Hungarian Forint,
Expiring 08/14/08	HUF	98,591	618,355	654,439	36,084
Indian Rupee,
Expiring 08/21/08	INR	258,224	6,015,000	5,944,177	(70,823)
Indonesian Rupiah,
Expiring 07/10/08	IDR	34,632,900	3,720,000	3,749,570	29,570
Japanese Yen,
Expiring 08/14/08	JPY	9,364,966	90,366,567	88,420,183	(1,946,384)
Korean Won,
Expiring 08/14/08	KRW	9,199,038	8,945,000	8,778,546	(166,454)
Kuwaiti Dinar,
Expiring 12/04/08	KWD	946	3,500,000	3,576,575	76,575
Expiring 12/15/08	KWD	1,000	3,704,000	3,784,424	80,424
Malaysian Ringgit,
Expiring 07/18/08	MYR	22,729	6,973,000	6,956,643	(16,357)

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 08/14/08	MXN	55,811	$5,347,203	$5,375,301	$28,098
New Taiwan Dollar,
Expiring 11/17/08	NWD	219,195	7,012,000	7,311,188	299,188
Expiring 02/13/09	NWD	107,260	3,460,000	3,598,805	138,805
Expiring 04/13/09	NWD	115,258	3,919,000	3,879,735	(39,265)
Expiring 04/21/09	NWD	108,488	3,750,000	3,653,450	(96,550)
Norwegian Krone,
Expiring 08/14/08	NOK	44,133	8,625,167	8,624,064	(1,103)
Polish Zloty,
Expiring 08/14/08	PLZ	6,563	2,978,386	3,065,777	87,391
Qatari Riyal,
Expiring 12/10/08	QAR	12,816	3,582,000	3,567,760	(14,240)
Russian Ruble,
Expiring 08/14/08	RUB	526,596	22,155,000	22,427,743	272,743
Singapore Dollar,
Expiring 08/14/08	SGD	1,556	1,137,447	1,146,292	8,845
South African Rand,
Expiring 08/14/08	ZAR	458	59,054	57,724	(1,330)
Swedish Krona,
Expiring 08/14/08	SEK	65,441	10,830,715	10,838,660	7,945
Swiss Franc,
Expiring 08/14/08	CHF	324	308,000	316,912	8,912
Turkish Lira,
Expiring 08/14/08	TRY	10,118	7,911,256	8,111,737	200,481
United Arab Emirates,
Expiring 12/04/08	AED	12,422	3,500,000	3,396,991	(103,009)
Expiring 12/15/08	AED	13,145	3,675,000	3,596,425	(78,575)
Expiring 01/28/09	AED	12,786	3,560,000	3,503,884	(56,116)
Expiring 02/11/09	AED	14,613	4,091,000	4,006,711	(84,289)

			$367,612,284	$369,234,456	$1,622,172

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/14/08	AUD	1,666	$1,552,247	$1,586,739	$(34,492)
Brazilian Real,
Expiring 08/14/08	BRL	16,544	9,703,679	10,202,241	(498,562)
Expiring 09/23/08	BRL	8,265	4,930,000	5,044,205	(114,205)
British Pound,
Expiring 08/14/08	GBP	6,395	12,445,212	12,692,244	(247,032)
Expiring 11/14/08	GBP	1,350	2,632,000	2,659,775	(27,775)
Canadian Dollar,
Expiring 08/14/08	CAD	5,152	5,109,000	5,049,063	59,937
Chinese Yuan,
Expiring 07/23/08	CNY	43,794	6,142,252	6,406,149	(263,897)
Expiring 09/25/08	CNY	47,890	6,985,181	7,076,424	(91,243)
Expiring 12/08/08	CNY	96,965	14,497,216	14,542,752	(45,536)

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Danish Krone,
Expiring 08/14/08	DKK	3,697	$764,000	$778,496	$(14,496)
Euro,
Expiring 08/14/08	EUR	39,379	60,831,561	61,854,419	(1,022,858)
Hungarian Forint,
Expiring 08/14/08	HUF	2,361,382	14,452,425	15,674,602	(1,222,177)
Indian Rupee,
Expiring 08/21/08	INR	258,224	5,982,282	5,944,176	38,106
Indonesian Rupiah,
Expiring 07/10/08	IDR	19,783,795	2,105,000	2,141,915	(36,915)
Japanese Yen,
Expiring 08/14/08	JPY	5,016,327	47,978,468	47,364,852	613,616
Korean Won,
Expiring 08/14/08	KRW	2,643,631	2,535,000	2,522,790	12,210
Kuwaiti Dinar,
Expiring 12/04/08	KWD	449	1,700,000	1,698,168	1,832
Malaysian Ringgit,
Expiring 07/18/08	MYR	17,321	5,426,000	5,301,325	124,675
Mexican Peso,
Expiring 08/14/08	MXN	200,396	18,919,854	19,300,841	(380,987)
New Taiwan Dollar,
Expiring 11/17/08	NWD	75,163	2,532,000	2,507,051	24,949
Expiring 04/13/09	NWD	57,726	1,897,000	1,943,126	(46,126)
Expiring 04/21/09	NWD	108,488	3,541,871	3,653,450	(111,579)
Norwegian Krone,
Expiring 08/14/08	NOK	12,693	2,469,000	2,480,239	(11,239)
Polish Zloty,
Expiring 08/14/08	PLZ	3,328	1,519,000	1,554,643	(35,643)
Qatari Riyal,
Expiring 12/10/08	QAR	12,774	3,560,000	3,555,956	4,044
Russian Ruble,
Expiring 08/14/08	RUB	142,576	5,974,000	6,072,329	(98,329)
Singapore Dollar,
Expiring 08/14/08	SGD	343	251,000	252,956	(1,956)
South African Rand,
Expiring 08/14/08	ZAR	3,494	449,000	440,633	8,367
Swedish Krona,
Expiring 08/14/08	SEK	77,554	13,008,006	12,845,314	162,692
Swiss Franc,
Expiring 08/14/08	CHF	325	308,634	318,318	(9,684)
Turkish Lira,
Expiring 08/14/08	TRY	20,731	15,994,724	16,620,317	(625,593)
United Arab Emirates,
Expiring 12/04/08	AED	12,422	3,411,188	3,396,991	14,197

			$279,606,800	$283,482,499	$(3,875,699)

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$22,059,069	$(849,125)
Level 2 – Other Significant Observable Inputs	508,323,323	(2,253,527)
Level 3 – Significant Unobservable Inputs	—	—

Total	$530,382,392	$(3,102,652)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

Investments in Securities*
Balance as of 12/31/07	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	—

*	At 12/31/07, the Portfolio had 1 Level 3 security with a market value of $0.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Sovereign Issues	30.1%
U.S. Government Agency Mortgage-Backed Securities	15.6
Financial – Bank & Trust	10.8
Financial Services	7.9
Affiliated Money Market Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	4.1
U.S. Treasury Obligations	4.0
Collateralized Mortgage Obligations	3.5
Asset-Backed Securities	3.2
Telecommunications	2.4
Banks	2.1
Municipal Bonds	1.5
Utilities	1.5
Oil & Gas	1.4
Foreign Treasury Bills	1.3
Insurance	1.2
U.S. Government Agency Obligations	0.8
Media	0.6
Foreign Government Bonds	0.6
Metals & Mining	0.5
Pharmaceuticals	0.5
Retail & Merchandising	0.4
Food	0.4
Chemicals	0.4
Construction	0.3
Tobacco	0.3
Diversified Financial Services	0.3
Automobile Manufacturers	0.2
Consumer Products & Services	0.2
Financial – Brokerage	0.2
Electronic Components & Equipment	0.2
Environmental Services	0.2
Building Materials	0.2
Real Estate Investment Trusts	0.2
Electric	0.1
Diversified Operations	0.1
Farming & Agriculture	0.1
Advertising	0.1
Aerospace	0.1
Home Builders	0.1
Medical Supplies & Equipment	0.1
Transportation	0.1
Paper & Forest Products	0.1
Office Equipment	0.1
Real Estate	0.1
Industrial Products	0.1
Entertainment & Leisure	0.1
Healthcare Services	0.1
Broadcasting	0.1
Beverages	0.1
Computer Services & Software	0.1
Cable Television	0.1

98.9
Other assets in excess of liabilities	1.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $9,600,661:
Unaffiliated investments (cost $502,391,252)	$508,493,153
Affiliated investments (cost $21,889,239)	21,889,239
Deposit with broker	4,979,064
Receivable for investments sold	12,474,540
Dividends and interest receivable	8,300,828
Unrealized appreciation on foreign currency forward contracts	5,441,311
Receivable for fund share sold	2,947,993
Prepaid expenses	3,339
Tax reclaim receivable	805

Total Assets	564,530,272

LIABILITIES:
Payable to broker for collateral for securities on loan	9,861,621
Payable for investments purchased	7,867,810
Unrealized depreciation on foreign currency forward contracts	7,694,838
Payable to custodian	2,216,267
Due to broker-variation margin	476,320
Advisory fees payable	199,871
Accrued expenses and other liabilities	43,029
Payable for fund share repurchased	23,005
Shareholder servicing fees payable	4,123

Total Liabilities	28,386,884

NET ASSETS	$536,143,388

Net assets were comprised of:
Paid-in capital	$495,478,929
Retained earnings	40,664,459

Net assets, June 30, 2008	$536,143,388

Net asset value and redemption price per share, $536,143,388 / 45,556,705 outstanding shares of beneficial interest	$11.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$16,375,569
Affiliated dividend income	221,318
Affiliated income from securities lending, net	103,118
Unaffiliated dividend income (net of $2,861 foreign withholding tax)	5,618

16,705,623

EXPENSES
Advisory fees	2,738,073
Shareholder servicing fees and expenses	239,581
Custodian and accounting fees	166,000
Audit fee	20,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	8,000
Loan interest expense (Note 7)	4,002
Legal fees and expenses	4,000
Insurance expenses	4,000
Shareholders’ reports	3,000
Miscellaneous	8,676

Total expenses	3,204,332

NET INVESTMENT INCOME	13,501,291

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,454,891
Futures transactions	(1,966,673)
Foreign currency transactions	27,064,955

28,553,173

Net change in unrealized appreciation (depreciation) on:
Investments	(20,848,645)
Futures	(721,876)
Foreign currencies	12,141

(21,558,380)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	6,994,793

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,496,084

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$13,501,291	$23,266,445
Net realized gain on investments and foreign currency transactions	28,553,173	15,601,271
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(21,558,380)	16,451,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	20,496,084	55,319,165

DISTRIBUTIONS	(37,609,128)	(18,156,435)

FUND SHARE TRANSACTIONS:
Fund share sold [11,337,827 and 27,346,916 shares, respectively]	144,968,550	328,980,623
Fund share issued in reinvestment of distributions [3,250,573 and 1,490,676 shares, respectively]	37,609,128	18,156,435
Fund share repurchased [26,370,378 and 15,381,914 shares, respectively]	(337,839,269)	(183,500,294)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS .	(155,261,591)	163,636,764

TOTAL INCREASE (DECREASE) IN NET ASSETS	(172,374,635)	200,799,494
NET ASSETS:
Beginning of period	708,518,023	507,718,529

End of period	$536,143,388	$708,518,023

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Advertising — 0.7%
Lamar Advertising Co. (Class A Stock)*(a)	389,818	$14,045,142

Aerospace/Defense — 0.9%
General Dynamics Corp.	197,900	16,663,180

Air Freight & Logistics — 1.3%
Expeditors International Washington, Inc.(a)	569,100	24,471,300

Biotechnology — 7.0%
Celgene Corp.*	452,108	28,876,138
Genentech, Inc.*	445,100	33,783,090
Gilead Sciences, Inc.*(a)	1,317,513	69,762,313

		132,421,541

Business Services — 1.6%
Goldman Sachs Group, Inc. (The)	114,200	19,973,580
Mastercard, Inc. (Class A Stock)	38,900	10,328,728

		30,302,308

Chemicals — 2.0%
Praxair, Inc.	403,000	37,978,720

Commercial Services & Supplies — 1.5%
McKesson Corp.	360,500	20,155,555
Monster Worldwide, Inc.*(a)	406,400	8,375,904

		28,531,459

Communication Equipment — 5.3%
Juniper Networks, Inc.*(a)	2,765,200	61,332,136
QUALCOMM, Inc.(a)	884,800	39,258,576

		100,590,712

Computer Hardware — 4.1%
Apple, Inc.*(a)	336,600	56,360,304
Dell, Inc.*(a)	965,400	21,122,952

		77,483,256

Computer Services & Software — 5.6%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	1,067,300	43,460,456
Autodesk, Inc.*(a)	252,300	8,530,263
Microsoft Corp.(a)	1,952,800	53,721,528

		105,712,247

Electric — 1.0%
NRG Energy, Inc.*(a)	429,600	18,429,840

Electronic Components — 0.6%
Tyco Electronics Ltd. (Bermuda)	287,700	10,305,414

Engineering/Construction — 2.4%
Foster Wheeler Ltd.*	267,000	19,531,050
McDermott International, Inc.*	401,900	24,873,591

		44,404,641

Entertainment & Leisure — 2.3%
International Game Technology	806,300	20,141,374
Nintendo Co. Ltd. (Japan)	333,300	23,542,146

		43,683,520

Financial – Bank & Trust — 3.1%
Schwab, (Charles) Corp.	417,200	8,569,288
State Street Corp.	789,100	50,494,509

		59,063,797

Financial Services — 2.8%
Franklin Resources, Inc.	276,800	25,368,720
Morgan Stanley	781,700	28,195,919

		53,564,639

Healthcare Equipment & Supplies — 3.0%
Baxter International, Inc.	243,800	15,588,572
Humana, Inc.*(a)	505,100	20,087,827
St. Jude Medical, Inc.*(a)	500,700	20,468,616

		56,145,015

Hotels, Restaurants & Leisure — 4.0%
Las Vegas Sands, Inc.*(a)	408,400	19,374,496
Marriott International, Inc. (Class A Stock)	936,645	24,577,565
MGM Mirage*(a)	299,052	10,134,872
Yum! Brands, Inc.	619,900	21,752,291

		75,839,224

Internet Services — 8.6%
Amazon.com, Inc.*(a)	890,847	65,325,810
Expedia, Inc.*(a)	786,700	14,459,546
Google, Inc. (Class A Stock)*(a)	157,200	82,753,224

		162,538,580

Medical Supplies & Equipment — 2.8%
Medtronic, Inc.	590,700	30,568,725
Stryker Corp.(a)	344,100	21,637,008

		52,205,733

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc.(a)	199,500	23,379,405

Oil, Gas & Consumable Fuels — 4.6%
Schlumberger Ltd.	617,800	66,370,254
Suncor Energy, Inc.	358,700	20,847,644

		87,217,898

Pharmaceuticals — 4.7%
Allergan, Inc.	531,400	27,659,370
Elan Corp. PLC, ADR (Ireland)*(a)	296,400	10,537,020
Medco Health Solutions, Inc.*(a)	433,500	20,461,200
Wyeth	642,300	30,804,708

		89,462,298

Retail & Merchandising — 9.9%
Bed Bath & Beyond, Inc.*(a)	586,800	16,489,080
CVS/Caremark Corp.	909,061	35,971,544
Danaher Corp.(a)	905,700	70,010,610
Kohl’s Corp.*(a)	682,000	27,307,280
Wal-Mart Stores, Inc.(a)	651,000	36,586,200

		186,364,714

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Semiconductors — 2.5%
Asml Holding Nv (Netherlands)(a)	601,202	$14,669,329
Xilinx, Inc.(a)	1,249,100	31,539,775

		46,209,104

Semiconductors & Semiconductor Equipment — 6.7%
Broadcom Corp. (Class A Stock)*(a)	1,186,900	32,390,501
Intel Corp.(a)	1,716,300	36,866,124
Marvell Technology Group Ltd.*(a)	3,188,600	56,310,676

		125,567,301

Software — 2.8%
Automatic Data Processing, Inc.(a)	568,200	23,807,580
Electronic Arts, Inc.*	669,400	29,741,442

		53,549,022

Telecommunications — 5.5%
American Tower Corp.
(Class A Stock)*(a)	1,514,600	63,991,850
Crown Castle International Corp.*(a)	561,400	21,743,022
MetroPCS Communications, Inc.*(a)	1,009,356	17,875,695

		103,610,567

TOTAL LONG-TERM INVESTMENTS (cost $1,898,326,969)		1,859,740,577

SHORT-TERM INVESTMENT — 29.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $558,744,911; includes $558,671,823 of cash collateral for securities on loan)(b)(w) (Note 4)	558,744,911	558,744,911

TOTAL INVESTMENTS — 128.1% (cost $2,457,071,880)		2,418,485,488
Liabilities in excess of other assets — (28.1)%		(530,953,785)

NET ASSETS — 100.0%		$1,887,531,703

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $535,823,480; cash collateral of $558,671,823 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$2,418,485,488	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$2,418,485,488	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (29.6% represents investments purchased with collateral from securities on loan)	29.6%
Retail & Merchandising	9.9
Internet Services	8.6
Biotechnology	7.0
Semiconductors & Semiconductor Equipment	6.7
Computer Services & Software	5.6
Telecommunications	5.5
Communication Equipment	5.3
Pharmaceuticals	4.7
Oil, Gas & Consumable Fuels	4.6
Computer Hardware	4.1
Hotels, Restaurants & Leisure	4.0
Financial – Bank & Trust	3.1
Healthcare Equipment & Supplies	3.0
Software	2.8
Medical Supplies & Equipment	2.8
Financial Services	2.8
Semiconductors	2.5
Engineering/Construction	2.4
Entertainment & Leisure	2.3
Chemicals	2.0
Business Services	1.6
Commercial Services & Supplies	1.5
Air Freight & Logistics	1.3
Metals & Mining	1.2
Electric	1.0
Aerospace/Defense	0.9
Advertising	0.7
Electronic Components	0.6

128.1
Liabilities in excess of other assets	(28.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loanof $535,823,480:
Unaffiliated investments (cost $1,898,326,969)	$1,859,740,577
Affiliated investments (cost $558,744,911)	558,744,911
Cash	22,227,037
Receivable for investments sold	6,074,542
Receivable for fund share sold	1,567,171
Dividends and interest receivable	1,028,696
Prepaid expenses	2,374

Total Assets	2,449,385,308

LIABILITIES:
Payable to broker for collateral for securities on loan	558,671,823
Payable for fund share repurchased	2,289,211
Advisory fees payable	694,962
Accrued expenses and other liabilities	151,844
Payable for investments purchased	31,143
Shareholder servicing fees payable	14,622

Total Liabilities	561,853,605

NET ASSETS	$1,887,531,703

Net assets were comprised of:
Paid-in capital	$2,104,369,184
Retained earnings	(216,837,481)

Net assets, June 30, 2008	$1,887,531,703

Net asset value and redemption price per share, $1,887,531,703 / 177,422,921 outstanding shares of beneficial interest	$10.64

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $2,892 foreign withholding tax)	$6,181,883
Affiliated income from securities lending, net	998,850
Affiliated dividend income	470,690

7,651,423

EXPENSES
Advisory fees	8,497,600
Shareholder servicing fees and expenses	679,359
Custodian and accounting fees	128,000
Shareholders’ reports	57,000
Legal fees and expenses	16,000
Trustees’ fees	15,000
Audit fee	14,000
Loan interest expense (Note 7)	10,699
Transfer agent’s fees and expenses	9,000
Insurance expenses	4,000
Miscellaneous	8,922

Total expenses	9,439,580

NET INVESTMENT LOSS	(1,788,157)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(22,108,498)
Net change in unrealized appreciation (depreciation) on investments	(170,863,017)

NET LOSS ON INVESTMENTS	(192,971,515)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(194,759,672)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,788,157)	$2,204,033
Net realized gain (loss) on investment transactions	(22,108,498)	66,497,432
Net change in unrealized appreciation (depreciation) on investments	(170,863,017)	40,103,386

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(194,759,672)	108,804,851

DISTRIBUTIONS	(2,204,033)	(2,565,109)

FUND SHARE TRANSACTIONS:
Fund share sold [34,686,565 and 89,423,106 shares, respectively]	374,402,680	1,036,834,076
Fund share issued in reinvestment of distributions [197,796 and 219,804 shares, respectively]	2,204,033	2,565,109
Net asset value of shares issued in merger [6,240,850 and 0 shares, respectively] (Note 10)	59,962,021	—
Fund share repurchased [46,647,167 and 45,247,738 shares, respectively]	(499,982,608)	(502,358,360)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(63,413,874)	537,040,825

TOTAL INCREASE (DECREASE) IN NET ASSETS	(260,377,579)	643,280,567
NET ASSETS:
Beginning of period	2,147,909,282	1,504,628,715

End of period	$1,887,531,703	$2,147,909,282

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Chemicals — 5.1%
Air Products & Chemicals, Inc.	34,700	$3,430,442
Albemarle Corp.	82,800	3,304,548
Dow Chemical Co. (The)	123,300	4,304,403
Intrepid Potash, Inc.*	47,900	3,150,862
L’Air Liquide (France)	32,201	4,239,279
Potash Corp. of Saskatchewan, Inc. (Canada)	150,800	34,468,356
Praxair, Inc.	68,200	6,427,168

		59,325,058

Construction — 4.1%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	196,400	7,820,648
China Railway Construction Corp. (China)*	1,878,500	2,650,101
Foster Wheeler Ltd.*	199,960	14,627,074
McDermott International, Inc.*	177,100	10,960,719
Technip SA (France)	134,008	12,366,211

		48,424,753

Diversified Metals — 1.7%
Companhia Vale do Rio Doce, ADR (Brazil)(a)	548,400	19,643,688
Electronic Components & Equipment — 0.4%
Iberdrola Renovables (Spain)*	594,175	4,577,644
Energy Services — 4.8%
Duke Energy Corp.	213,300	3,707,154
Edison International	47,900	2,461,102
NRG Energy, Inc.*(a)	295,500	12,676,950
Peabody Energy Corp.(a)	277,400	24,425,070
W-H Energy Services, Inc.*(a)	132,500	12,685,550

		55,955,826

Environmental Services — 0.6%
EnergySolutions, Inc.	132,900	2,970,315
Nucor Corp.	50,500	3,770,835

		6,741,150

Exploration & Production — 7.7%
Devon Energy Corp.	166,014	19,948,242
Encore Acquisition Co.*(a)	164,000	12,331,160
Murphy Oil Corp.	302,900	29,699,345
Nexen, Inc. (Canada)	79,000	3,140,250
Royal Dutch Shell PLC, ADR (United Kingdom)	305,204	24,938,219

		90,057,216

Financial Service — 0.4%
Franco Nevada Corp. (Canada)	176,400	4,272,904

Forest Products — 0.3%
Domtar Corp. (Canada)*	636,840	3,470,778

Gas Transmission & Distribution — 0.5%
Spectra Energy Corp.(a)	196,000	5,633,040

Industrial Products — 0.1%
Tmk OAO, GDR (Russia)	38,850	1,529,913

Integrated Petroleum — 9.3%
Baker Hughes, Inc.(a)	218,400	19,075,056
BP PLC, ADR (United Kingdom)(a)	228,210	15,876,570
ChevronTexaco Corp.	76,356	7,569,170
Eni SpA, ADR (Italy)(a)	142,900	10,607,467
Exxon Mobil Corp.	310,600	27,373,178
LUKOIL, ADR (Russia)	78,300	7,689,060
Total Fina SA, ADR (France)	236,900	20,200,463

		108,390,964

Machinery & Equipment — 4.4%
Atlas Copco AB (Sweden)	251,400	3,676,817
Bucyrus International, Inc. (Class A Stock)(a)	100,000	7,302,000
Caterpillar, Inc.(a)	114,000	8,415,480
Deere & Co.	153,700	11,086,381
Finning International, Inc. (Canada)	138,100	3,453,516
Joy Global, Inc.(a)	142,200	10,783,026
Terex Corp.*	126,800	6,513,716

		51,230,936

Metals & Mining — 13.4%
Agnico – Eagle Mines Ltd. (Canada)(a)	186,100	13,840,257
Arch Coal, Inc.	517,600	38,835,528
Barrick Gold Corp. (Canada)(a)	197,900	9,004,450
BHP Billiton Ltd. (Australia)	548,225	22,966,871
Cleveland-Cliffs, Inc.	32,300	3,849,837
CONSOL Energy, Inc.(a)	287,800	32,340,086
Freeport-McMoRan Copper & Gold, Inc.(a)	77,103	9,035,701
Teck Cominco Ltd. (Class B Stock) (Canada)	187,100	8,971,445
Xstrata PLC (Switzerland)	210,412	16,761,490

		155,605,665

Oil & Gas — 17.6%
Bill Barrett Corp.*(a)	82,500	4,901,325
Compton Petroleum Corp. (Canada)*	456,700	5,804,657
Diamond Offshore Drilling, Inc.(a)	219,200	30,499,488
Electromagnetic GeoService (Norway)*	263,050	1,990,728
Gazprom OAO, ADR (Russia)	102,900	5,968,200
Halliburton Co.	108,700	5,768,709
Nabors Industries Ltd. (Bermuda)*(a)	144,200	7,098,966
National-Oilwell Varco, Inc.*(a)	100,602	8,925,409
Novatek OAO, GDR (Russia)	18,450	1,603,305
Petroleo Brasileiro SA, ADR (Brazil)	195,500	11,329,225
Saipem SpA (Italy)	106,020	4,955,138
Schlumberger Ltd.	381,400	40,973,802
StatoilHydro ASA (Norway)	541,050	20,186,446
Sunoco, Inc.(a)	160,700	6,538,883
TETRA Technologies, Inc.*	143,600	3,404,756
Transocean, Inc.*(a)	124,294	18,941,163
Trican Well Service Ltd. (Canada)	349,400	8,686,172
Valero Energy Corp.(a)	88,934	3,662,302
Williams Cos., Inc.	334,500	13,483,695

		204,722,369

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Oil Field Equipment & Services — 3.6%
Cameron International Corp.*(a)	761,800	$42,165,630

Paper & Forest Products — 1.6%
International Paper Co.(a)	438,500	10,217,050
Potlatch Corp.(a)	105,000	4,737,600
Weyerhaeuser Co.(a)	65,171	3,332,845

		18,287,495

Petroleum Exploration & Production — 15.7%
Anadarko Petroleum Corp.	102,600	7,678,584
BG Group PLC (United Kingdom)	414,548	10,773,042
BJ Services Co.(a)	551,900	17,627,686
Canadian Natural Resources Ltd. (Canada)	335,800	33,663,950
ConocoPhillips	264,756	24,990,319
EOG Resources, Inc.(a)	140,500	18,433,600
FMC Technologies, Inc.*(a)	165,600	12,739,608
Newfield Exploration Co.*	75,100	4,900,275
Noble Corp.	287,500	18,676,000
Smith International, Inc.(a)	369,600	30,728,544
XTO Energy, Inc.	44,870	3,074,043

		183,285,651

Railroads — 0.5%
Burlington Northern Santa Fe Corp.(a)	61,700	6,163,213
Real Estate Investment Trusts — 1.1%
AMB Property Corp.(a)	62,700	3,158,826
Boston Properties, Inc.(a)	33,400	3,013,348
Camden Property Trust(a)	41,500	1,836,790
Duke-Weeks Realty Corp.(a)	57,630	1,293,794
ProLogis(a)	44,015	2,392,215
Simon Property Group, Inc.(a)	11,800	1,060,702

		12,755,675

Steel Producers — 0.3%
Tenaris SA, ADR (Luxembourg)	51,500	3,836,750

Telecommunications — 1.2%
Quanta Services, Inc.*(a)	423,496	14,089,712

Utilities — 2.7%
Dynegy, Inc. (Class A Stock)*	1,852,700	15,840,585
Exelon Corp.	56,900	5,118,724
Reliant Energy, Inc.*	478,400	10,175,568

		31,134,877

TOTAL LONG-TERM INVESTMENTS (cost $837,518,152)		1,131,300,907

SHORT-TERM INVESTMENTS — 24.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $290,141,623; includes $266,480,042 of cash collateral for securities on loan)(b)(w) (Note 4)	290,141,623	290,141,623

TOTAL INVESTMENTS(o) — 122.0% (cost $1,127,659,775; Note 6)		1,421,442,530
Liabilities in excess of other assets — (22.0)%		(256,581,968)

NET ASSETS — 100.0%		$1,164,860,562

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt GDR Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $260,367,045; cash collateral of $266,480,042 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments. (b) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2008, nine securities representing $79,526,795 and 6.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,341,915,735	—
Level 2 – Other Significant Observable Inputs	79,526,795	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$1,421,442,530	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (22.9% represents investments purchased with collateral from securities on loan)	24.9%
Oil & Gas	17.6
Petroleum Exploration & Production	15.7
Metals & Mining	13.4
Integrated Petroleum	9.3
Exploration & Production	7.7
Chemicals	5.1
Energy Services	4.8
Machinery & Equipment	4.4
Construction	4.1
Oil Field Equipment & Services	3.6
Utilities	2.7
Diversified Metals	1.7
Paper & Forest Products	1.6
Telecommunications	1.2
Real Estate Investment Trusts	1.1
Environmental Services	0.6
Railroads	0.5
Gas Transmission & Distribution	0.5
Electronic Components & Equipment	0.4
Financial Services	0.4
Steel Producers	0.3
Forest Products	0.3
Industrial Products	0.1

122.0
Liabilities in excess of other assets	(22.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $260,367,045:
Unaffiliated investments (cost $837,518,152)	$1,131,300,907
Affiliated investments (cost $290,141,623)	290,141,623
Cash	1,342,067
Receivable for investments sold	12,820,425
Dividends and interest receivable	873,074
Tax reclaim receivable	121,324
Prepaid expenses	2,706
Receivable for fund share sold	1,737

Total Assets	1,436,603,863

LIABILITIES:
Payable to broker for collateral for securities on loan	266,480,042
Payable for investments purchased	3,447,481
Payable for fund share repurchased	1,205,778
Advisory fees payable	529,369
Accrued expenses and other liabilities	70,737
Shareholder servicing fees payable	9,894

Total Liabilities	271,743,301

NET ASSETS	$1,164,860,562

Net assets were comprised of:
Paid-in capital	$772,265,834
Retained earnings	392,594,728

Net assets, June 30, 2008	$1,164,860,562

Net asset value and redemption price per share, $1,164,860,562 / 28,389,318 outstanding shares of beneficial interest	$41.03

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $556,420 foreign withholding tax)	$7,569,817
Affiliated income from securities lending, net	680,299
Affiliated dividend income	419,434

8,669,550

EXPENSES
Advisory fees	4,607,222
Shareholder servicing fees and expenses	358,339
Custodian and accounting fees	126,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	8,000
Loan interest expense (Note 7)	6,892
Insurance expenses	6,000
Legal fees and expenses	5,000
Shareholders’ reports	2,000
Miscellaneous	10,320

Total expenses	5,147,773

NET INVESTMENT INCOME	3,521,777

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	96,812,672
Foreign currency transactions	(102,726)

96,709,946

Net change in unrealized appreciation (depreciation) on:
Investments	36,224,983
Foreign currencies	6,327

36,231,310

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	132,941,256

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,463,033

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,521,777	$5,427,877
Net realized gain on investment and foreign currency transactions	96,709,946	83,873,178
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,231,310	155,165,482

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	136,463,033	244,466,537

DISTRIBUTIONS	(89,301,055)	(59,820,821)

FUND SHARE TRANSACTIONS:
Fund share sold [6,709,796 and 14,132,221 shares, respectively]	268,285,964	516,073,617
Fund share issued in reinvestment of distributions [2,209,328 and 1,602,486 shares, respectively]	89,301,055	59,820,821
Fund share repurchased [7,672,752 and 8,696,289 shares, respectively]	(294,228,317)	(296,838,783)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	63,358,702	279,055,655

TOTAL INCREASE IN NET ASSETS	110,520,680	463,701,371
NET ASSETS:
Beginning of period	1,054,339,882	590,638,511

End of period	$1,164,860,562	$1,054,339,882

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST UBS DYNAMIC ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 87.4%
COMMON STOCKS
Advertising — 0.7%
Interpublic Group of Cos., Inc. (The)*	262,200	$2,254,920
Omnicom Group, Inc.	84,300	3,783,384
R.H. Donnelley Corp.*	20,400	61,200

		6,099,504

Aerospace & Defense — 0.6%
BE Aerospace, Inc.*	34,800	810,492
Boeing Co. (The)	21,300	1,399,836
General Dynamics Corp.	10,600	892,520
United Technologies Corp.	35,300	2,178,010

		5,280,858

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	50,971	1,330,811

Airlines — 0.4%
British Airways PLC (United Kingdom)	451,093	1,921,352
Qantas Airways Ltd. (Australia)	155,144	452,137
Southwest Airlines Co.	120,500	1,571,320

		3,944,809

Automobile Manufacturers — 1.2%
Bayerische Motoren Werke AG (Germany)	12,248	588,476
DaimlerChrysler AG (Germany)	60,212	3,734,708
Honda Motor Co. Ltd. (Japan)	36,100	1,227,302
Lookers PLC (United Kingdom)	28,686	43,241
PACCAR, Inc.	86,600	3,622,478
Toyota Motor Corp. (Japan)	35,400	1,670,236

		10,886,441

Automotive Parts — 0.9%
BorgWarner, Inc.	82,100	3,643,598
Johnson Controls, Inc.	111,900	3,209,292
Tomkins PLC (United Kingdom)	212,102	635,002
WABCO Holdings, Inc.	14,600	678,316

		8,166,208

Banks
Fannie Mae	9,000	175,590

Beverages — 1.4%
Central European Distribution Corp.*	16,500	1,223,475
Constellation Brands, Inc. (Class A Stock)*	206,800	4,107,048
Diageo PLC (United Kingdom)	140,945	2,582,276
Dr Pepper Snapple Group, Inc.*	1	12
Fortune Brands, Inc.	50,200	3,132,982
PepsiCo, Inc.	21,400	1,360,826

		12,406,619

Biotechnology — 0.1%
Amgen, Inc.*	21,200	999,792

Broadcasting — 0.8%
British Sky Broadcasting Group PLC (United Kingdom)	246,242	2,307,941
ITV PLC (United Kingdom)	774,265	685,580
News Corp. (Class A Stock)	263,600	3,964,544
SMG PLC (United Kingdom)*	1,489,359	407,901

		7,365,966

Building Materials — 1.1%
CRH PLC (Ireland)	118,565	3,445,934
Holcim Ltd. (Switzerland)	12,308	994,880
Martin Marietta Materials, Inc.	10,000	1,035,900
Masco Corp.	253,200	3,982,836

		9,459,550

Business Services — 0.5%
Accenture Ltd. (Class A Stock) (Bermuda)	27,100	1,103,512
Dun & Bradstreet Corp.	25,500	2,234,820
LKQ Corp.*	51,700	934,219
Rentokil Initial PLC (United Kingdom)	261,993	516,036
Speedy Hire PLC (United Kingdom)	4,792	54,214
Taylor Nelson Sofres PLC (United Kingdom)	10,709	49,388

		4,892,189

Cable Television — 0.8%
Comcast Corp. (Class A Stock)	358,600	6,802,642

Chemicals — 1.5%
Ecolab, Inc.	29,900	1,285,401
Henkel KGaA (Germany)	97,389	3,870,062
Monsanto Co.	12,000	1,517,280
Potash Corp. of Saskatchewan, Inc. (Canada)	4,200	959,994
Praxair, Inc.	43,200	4,071,168
Shin-Etsu Chemical Co. Ltd. (Japan)	17,200	1,065,838
Yule Catto & Co. PLC (United Kingdom)	162,279	398,357

		13,168,100

Clothing & Apparel — 0.1%
Coach, Inc.*	40,900	1,181,192

Commercial Banks — 1.0%
Alpha Bank (Greece)	24,805	750,937
Ashtead Group PLC (United Kingdom)	62,696	79,483
ASML Holding NV (Netherlands)	122,421	2,996,431
Bank of Ireland (Ireland)	405,108	3,494,167
Bank of Yokohama Ltd. (The) (Japan)	82,000	566,822
City National Corp.	16,000	673,120
Westpac Banking Corp. (Australia)	22,727	435,746

		8,996,706

Commercial Services & Supplies — 0.2%
Adecco SA (Switzerland)	30,069	1,486,371

Computer Hardware — 0.8%
Affiliated Computer Services, Inc. (Class A Stock)*	16,100	861,189

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Computer Hardware (cont’d.)
Apple, Inc.*	21,900	$3,666,936
Cie Generale De Geophysique-Veritas (France)*	13,380	631,713
Lexmark International, Inc. (Class A Stock)*	37,000	1,236,910
Psion PLC (United Kingdom)	167,239	395,980

		6,792,728

Computer Services & Software — 1.9%
Automatic Data Processing, Inc.	34,100	1,428,790
Capgemini SA (France)	2,191	128,453
Casio Computer Co. Ltd. (Japan)	30,800	350,682
Cognizant Technology Solutions Corp. (Class A Stock)*	71,400	2,321,214
Computacenter PLC (United Kingdom)	3,009	7,205
Fiserv, Inc.*	39,600	1,796,652
Intuit, Inc.*	82,600	2,277,282
LogicaCMG PLC (United Kingdom)	994,522	2,129,561
MICROS Systems, Inc.*	51,200	1,561,088
Nuance Communications, Inc.*	100,600	1,576,402
Red Hat, Inc.*	16,700	345,523
Solera Holdings, Inc.*	41,200	1,139,592
Teradata Corp.*	51,800	1,198,652
TietoEnator Oyj (Finland)	23,912	497,545

		16,758,641

Computers & Peripherals — 1.2%
Dell, Inc.*	221,600	4,848,608
NCR Corp.*	92,600	2,333,520
NetApp, Inc.*	170,700	3,697,362

		10,879,490

Construction — 0.3%
Balfour Beatty PLC (United Kingdom)	112,360	945,204
Galliford Try PLC (United Kingdom)	.41,078	30,941
McDermott International, Inc.*	21,200	1,312,068
Travis Perkins PLC (United Kingdom)	2,970	31,657

		2,319,870

Consumer Finance
JPMorgan Chase & Co.	2,500	85,775

Consumer Products & Services — 0.5%
Anite Group PLC (United Kingdom)	38,221	32,544
Bare Escentuals, Inc.*	90,200	1,689,446
Dignity PLC (United Kingdom)	5,877	89,147
Galiform PLC (United Kingdom)	59,818	50,629
IMI PLC (United Kingdom)	82,896	715,860
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	25,300	1,175,185
Procter & Gamble Co.	18,500	1,124,985

		4,877,796

Containers & Packaging — 0.1%
British Polythene Industries (United Kingdom)	6,406	31,261
Gerresheimer AG (Germany)	17,515	892,722

		923,983

Diversified Financial Services — 1.7%
Bank of New York Mellon Corp. (The)	50,209	1,899,406
BlackRock, Inc.	2,500	442,500
Daiwa Securities Group, Inc. (Japan)	13,000	119,490
Discover Financial Services LLC	159,531	2,101,023
Goldman Sachs Group, Inc. (The)	3,000	524,700
MasterCard, Inc. (Class A Stock)	17,300	4,593,496
Morgan Stanley	159,200	5,742,344

		15,422,959

Diversified Operations — 1.2%
General Electric Co.	397,400	10,606,606
Ordina NV (Netherlands)	4,508	60,384

		10,666,990

Education — 0.1%
BPP Holdings PLC (United Kingdom)	12,078	113,070
Strayer Education, Inc.	5,000	1,045,350

		1,158,420

Electric — 1.4%
American Electric Power Co., Inc.	74,900	3,013,227
Exelon Corp.	95,200	8,564,192
Pepco Holdings, Inc.	39,400	1,010,610

		12,588,029

Electronic Components & Equipment — 0.8%
Amphenol Corp.	57,400	2,576,112
Electrocomponents PLC (United Kingdom)	254,470	742,185
Funai Electric Co. Ltd. (Japan)	2,600	66,601
Keyence Corp. (Japan)	3,900	928,860
Premier Farnell PLC (United Kingdom)	305,235	1,067,531
Royal Philips Electronics NV (Netherlands)	49,428	1,673,902

		7,055,191

Entertainment & Leisure — 0.8%
Carnival PLC (United Kingdom)	78,111	2,479,910
Entertainment Rights PLC (United Kingdom)*	201,252	29,971
Harley-Davidson, Inc.	42,800	1,551,928
Life Time Fitness, Inc.*	33,500	989,925
Rank Group PLC (United Kingdom)	151,975	242,289
Tui Travel PLC (United Kingdom)	108,810	442,173
WMS Industries, Inc.*	49,700	1,479,569

		7,215,765

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Environmental Services
Severn Trent PLC (United Kingdom)	11,676	$297,116

Exchange Traded Fund — 0.3%
iShares Russell Midcap Growth Index Fund	21,211	2,245,821

Financial – Bank & Trust — 5.5%
Alliance & Leicester PLC (United Kingdom)	27,784	162,151
Anglo Irish Bank Corp. PLC (Ireland)	59,899	558,712
Banco Santander SA (Spain)	286,084	5,219,355
Barclays PLC (United Kingdom)	790,136	4,482,810
BNP Paribas (France)	57,904	5,212,354
Canadian Imperial Bank of Commerce Canada (Canada)	18,100	995,793
DBS Group Holdings Ltd. (Singapore)	37,000	512,895
Deutsche Bank AG (Germany)	20,340	1,755,851
Deutsche Postbank AG (Germany)	9,881	868,680
Fifth Third Bancorp	197,900	2,014,622
Freddie Mac	143,300	2,350,120
HBOS PLC (United Kingdom)	531,422	2,909,432
HSBC Holdings PLC (United Kingdom)	101,349	1,560,523
Intesa Sanpaolo (Italy)	561,583	3,192,519
National Australia Bank Ltd. (Australia)	31,640	803,792
National Bank of Greece SA (Greece)	1	38
Royal Bank of Scotland Group PLC (United Kingdom)	792,291	3,372,886
Societe Generale (France)	1,466	127,101
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	82,000	573,000
SunTrust Banks, Inc.	52,700	1,908,794
Toronto-Dominion Bank (Canada)	21,500	1,354,688
United Overseas Bank Ltd. (Singapore)	83,000	1,135,908
Wells Fargo & Co.	358,500	8,514,375

		49,586,399

Financial – Brokerage — 0.9%
Elan Corp. (Ireland)*	17,069	603,676
TD Ameritrade Holding Corp.*	118,700	2,147,283
Visa, Inc.*	51,051	4,150,957
Waddell & Reed Financial, Inc. (Class A Stock)	24,900	871,749

		7,773,665

Financial Services — 2.0%
American Express Co.	27,000	1,017,090
Cattles PLC (United Kingdom)	314,211	832,502
Citigroup, Inc.	413,600	6,931,936
CME Group, Inc.	1,100	421,509
Credit Suisse Group (Switzerland)	95,546	4,348,967
Dolphin Capital Investors Ltd. (United Kingdom)*	38,077	74,553
Experian Group Ltd. (Ireland)	69,712	515,584
Nasdaq Stock Market, Inc. (The)*	20,600	546,930
PayPoint PLC (United Kingdom)	9,608	113,690
Power Financial Corp. (Canada)	12,500	406,492
Price, (T. Rowe) Group, Inc.	17,700	999,519
Skandianaviska Enskilda Banken AB (Sweden)	48,300	891,090
Sumitomo Mitsui Financial Group, Inc. (Japan)	78	586,919

		17,686,781

Food — 2.0%
Associated British Foods PLC (United Kingdom)	125,948	1,897,135
Cadbury PLC (United Kingdom)	—	2
Campbell Soup Co.	14,800	495,208
Nestle SA (Switzerland)	109,960	4,955,311
SYSCO Corp.	258,400	7,108,584
Unilever PLC (United Kingdom)	111,550	3,169,341
Uniq PLC (United Kingdom)	94,309	220,926
Zetar PLC (United Kingdom)*	12,984	80,426

		17,926,933

Food & Beverage — 0.1%
Northern Foods PLC (United Kingdom)	501,887	612,976

Food & Staples Retailing — 0.7%
Costco Wholesale, Inc.	7,100	497,994
Metro AG (Germany)	34,835	2,222,292
Tesco PLC (United Kingdom)	453,910	3,320,034

		6,040,320

Gas Transmission & Distribution — 0.2%
NiSource, Inc.	117,800	2,110,976

Healthcare Equipment & Supplies — 0.3%
Covidien Ltd. (Bermuda)	38,700	1,853,343
Hologic, Inc.*	47,200	1,028,960

		2,882,303

Healthcare Services — 1.7%
DaVita, Inc.*	50,500	2,683,065
Genzyme Corp.*	81,200	5,848,024
Laboratory Corp. of America Holdings*	35,100	2,444,013
Pediatrix Medical Group, Inc.*	25,900	1,275,057
Psychiatric Solutions, Inc.*	38,000	1,437,920
Southern Cross Healthcare Ltd. (United Kingdom)	13,396	34,467
UnitedHealth Group, Inc.	44,400	1,165,500

		14,888,046

Hotels, Restaurants & Leisure — 1.9%
Burger King Holdings, Inc.	44,700	1,197,513
Carnival Corp. (Panama)	127,200	4,192,512
Gaylord Entertainment Co.*	27,600	661,296
International Game Technology	68,300	1,706,134
Royal Caribbean Cruises Ltd.	58,700	1,318,989
Starbucks Corp.*	174,600	2,748,204
Starwood Hotels & Resorts Worldwide, Inc.	60,000	2,404,200

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Wynn Resorts Ltd.	39,900	$3,245,865

		17,474,713

Household Products — 0.1%
Colgate-Palmolive Co.	14,400	995,040

Industrial Machinery — 0.6%
Enodis PLC (United Kingdom)	28,522	180,137
Fenner PLC (United Kingdom)	18,969	91,371
Siemens AG (Germany)	48,199	5,343,359

		5,614,867

Industrial Products — 0.4%
Brixton PLC (United Kingdom)	153,191	730,501
Harsco Corp.	15,600	848,796
Roper Industries, Inc.	14,100	928,908
Sumitomo Metal Industries Ltd. (Japan)	230,000	1,011,536

		3,519,741

Insurance — 3.8%
Aegon NV (Netherlands)	65,605	862,492
Aflac, Inc.	73,900	4,640,920
Allianz SE (Germany)	21,082	3,708,400
Aviva PLC (United Kingdom)	252,855	2,506,828
AXA SA (France)	148,253	4,368,411
Catlin Group Ltd. (Bermuda)	39,401	273,593
Hartford Financial Service Group, Inc.	46,300	2,989,591
Highway Insurance Holdings PLC (United Kingdom)	40,888	41,351
ING Groep NV (Netherlands)	73,860	2,335,286
Irish Life & Permanent PLC (Ireland)	25,147	258,764
Lancashire Holdings Ltd. (Bermuda)	5,684	34,451
Manulife Financial Corp. (Canada)	7,600	265,780
Mitsui Sumitomo Insurance Group Holdings, Inc. (Japan)*	12,400	427,405
Muenchener Rueckversicherungs AG (Germany)	14,226	2,495,158
Old Mutual PLC (United Kingdom)	353,901	649,667
Principal Financial Group, Inc.	64,200	2,694,474
Prudential PLC (United Kingdom)	262,406	2,767,789
QBE Insurance Group Ltd. (Australia)	86,475	1,856,950
Sompo Japan Insurance, Inc. (Japan)	67,000	629,712

		33,807,022

Insurance – Health Insurance — 0.1%
Aetna, Inc.	13,100	530,943

Internet — 0.4%
Amazon.com, Inc.*	50,100	3,673,833
Monitise PLC (United Kingdom)*	957,445	219,313

		3,893,146

Internet Services — 1.4%
eBay, Inc.*	33,600	918,288
F5 Networks, Inc.*	88,200	2,506,644
Google, Inc. (Class A Stock)*	7,300	3,842,866
Symantec Corp.*	296,700	5,741,145

		13,008,943

Machinery — 0.2%
SPX Corp.	13,100	1,725,663

Machinery & Equipment — 0.5%
Flowserve Corp.	11,900	1,626,730
Komatsu Ltd. (Japan)	32,300	900,391
Manitowoc Co., Inc. (The)	13,700	445,661
Pall Corp.	43,200	1,714,176

		4,686,958

Manufacturing
Scapa Group PLC (United Kingdom)	196,913	111,797

Media — 0.1%
Ingenious Media Active Capital Ltd. .	111,766	156,950
Time Warner, Inc.	24,700	365,560
Viacom, Inc. (Class B Stock)*	18,200	555,828

		1,078,338

Medical Supplies & Equipment — 2.6%
Baxter International, Inc.	33,700	2,154,778
Becton, Dickinson and Co.	9,600	780,480
C.R. Bard, Inc.	15,000	1,319,250
Henry Schein, Inc.*	23,100	1,191,267
Immucor, Inc.*	57,000	1,475,160
Medtronic, Inc.	120,300	6,225,525
Nobel Biocare Holding AG (Switzerland)	20,248	658,346
Qiagen NV (Netherlands)*	62,300	1,254,099
Stryker Corp.	31,000	1,949,280
Thermo Fisher Scientific, Inc.*	43,000	2,396,390
Zimmer Holdings, Inc.*	51,800	3,524,990

		22,929,565

Medical — 0.7%
Allergan, Inc.	128,000	6,662,400

Metals & Mining — 1.9%
ArcelorMittal (Luxembourg)	68,358	6,717,884
Arch Coal, Inc.	4,800	360,144
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	9,400	1,101,586
Peabody Energy Corp.	46,500	4,094,325
Precision Castparts Corp.	16,400	1,580,468
Rio Tinto PLC (United Kingdom)	19,625	2,363,378
Sumitomo Metal Mining Co. Ltd (Japan)	28,000	429,288

		16,647,073

Office Equipment — 0.3%
Canon, Inc. (Japan)	27,300	1,403,757
Ricoh Co. Ltd. (Japan)	59,000	1,064,595

		2,468,352

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Oil & Gas — 11.8%
Apache Corp.	13,600	$1,890,400
Baker Hughes, Inc.	65,700	5,738,238
BP PLC (United Kingdom)	1,177,325	13,645,878
Cameron International Corp.*	49,800	2,756,430
Centrica PLC (United Kingdom)	277,082	1,704,188
ChevronTexaco Corp.	38,400	3,806,592
Complete Production Services, Inc.*	51,200	1,864,704
Dril-Quip, Inc.*	15,600	982,800
Eni SpA (Italy)	208,530	7,746,976
ENSCO International, Inc.	31,900	2,575,606
EOG Resources, Inc.	16,500	2,164,800
Halliburton Co.	163,100	8,655,717
Lamprell Energy Ltd. (United Arab Emirates)	17,781	202,290
Marathon Oil Corp.	57,000	2,956,590
National-Oilwell Varco, Inc.*	22,000	1,951,840
Newfield Exploration Co.*	15,700	1,024,425
Norsk Hydro ASA (Norway)	95,900	1,398,358
Quicksilver Resources, Inc.*	22,100	853,944
Range Resources Corp.	11,100	727,494
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	240,379	9,625,514
Schlumberger Ltd.	23,200	2,492,376
Sempra Energy	69,400	3,917,630
Southwestern Energy Co.*	65,700	3,127,977
Technip SA (France)	6,086	561,614
Total SA (France)	173,472	14,765,699
Tullow Oil PLC (United Kingdom)	74,647	1,418,507
Ultra Petroleum Corp. (Canada)*	6,800	667,760
Weatherford International Ltd.*	96,800	4,800,312
XTO Energy, Inc.	28,575	1,957,673

		105,982,332

Oil & Gas Equipment & Services — 0.2%
Smith International, Inc.	19,600	1,629,544

Oil, Gas & Consumable Fuels — 0.1%
Petroleum Geo-Services ASA (Norway)*	21,174	518,520

Paper & Forest Products — 0.4%
DS Smith PLC (United Kingdom)	57,943	130,098
Smurfit Kappa Group (Ireland)	46,171	376,391
Stora Enso Oyj (Class R Shares) (Finland)	110,052	1,025,320
Svenska Cellulosa AB SCA (Class B Shares) (Sweden)	108,612	1,528,245
UPM-Kymmene Oyj (Finland)	19,118	311,508

		3,371,562

Pharmaceuticals — 7.4%
Abbott Laboratories	10,800	572,076
AstraZeneca PLC (United Kingdom)	74,938	3,186,236
Celesio AG (Germany)	22,406	809,272
Cephalon, Inc.*	21,100	1,407,159
Express Scripts, Inc.*	18,700	1,172,864
Genentech, Inc.*	4,200	$318,780
GlaxoSmithKline PLC (United Kingdom)	368,201	8,139,361
Johnson & Johnson	68,000	4,375,120
Medco Health Solutions, Inc.*	111,700	5,272,240
Merck & Co., Inc.	129,900	4,895,931
Millipore Corp.*	23,000	1,560,780
Novartis AG (Switzerland)	139,676	7,686,677
Roche Holding AG (Switzerland)	78,220	14,061,790
Schering-Plough Corp.	105,400	2,075,326
Stada Arzneimittel AG (Germany)	17,501	1,257,251
Vectura Group PLC (United Kingdom)*	23,508	21,043
Wyeth	208,700	10,009,252

		66,821,158

Printing & Publishing — 0.3%
Daily Mail & General Trust PLC (United Kingdom)	154,427	959,396
Reed Elsevier NV (Netherlands)	98,033	1,640,653

		2,600,049

Real Estate — 0.2%
CB Richard Ellis Group, Inc. (Class A Stock)*	26,600	510,720
Leopalace21 Corp. (Japan)	17,000	243,349
Quintain Estates & Development PLC (United Kingdom)	7,636	28,533
Regus Group PLC (United Kingdom)	460,256	739,939
Sun Hung Kai Properties Ltd. (Hong Kong)	40,000	542,756

		2,065,297

Real Estate Investment Trusts — 0.1%
Capital & Regional PLC (United Kingdom)	70,628	266,894
Digital Realty Trust, Inc.	16,600	679,106
Land Securities Group PLC (United Kingdom)	16,156	394,254

		1,340,254

Restaurants — 0.1%
Restaurant Group PLC (The) (United Kingdom)	21,565	53,355
Texas Roadhouse, Inc. (Class A Stock)*	45,800	410,826

		464,181

Retail & Merchandising — 1.1%
Abercrombie & Fitch Co., (Class A Stock)	11,600	727,088
Aberdeen Asset Management PLC (United Kingdom)	144,504	378,956
Chico’s FAS, Inc.*	120,900	649,233

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Dick’s Sporting Goods, Inc.*	43,800	$777,012
DSG International PLC (United Kingdom)	926,560	816,091
Esprit Holdings Ltd. (Hong Kong)	71,400	741,723
HMV Group PLC (United Kingdom)	797,871	2,043,502
Home Retail Group PLC (United Kingdom)	222,662	962,165
J. Crew Group, Inc.*	40,600	1,340,206
Kesa Electricals PLC (United Kingdom)	150,887	472,794
Kingfisher PLC (United Kingdom)	225,970	500,974
Target Corp.	16,700	776,383
Ted Baker PLC (United Kingdom)	8,413	68,992

		10,255,119

Semiconductors — 2.0%
Analog Devices, Inc.	139,100	4,419,207
Intel Corp.	437,200	9,391,056
Microchip Technology, Inc.	39,000	1,191,060
Xilinx, Inc.	124,100	3,133,525

		18,134,848

Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp. (Class A Stock)*	61,200	1,670,148
Micron Technology, Inc.*	40,000	240,000
Tessera Technologies, Inc.*	39,200	641,704
Varian Semiconductor Equipment Associates, Inc.*	18,200	633,724

		3,185,576

Software — 1.1%
Adobe Systems, Inc.*	18,000	709,020
Microsoft Corp.	247,500	6,808,725
SAP AG (Germany)	39,847	2,085,494

		9,603,239

Specialty Retail — 0.1%
MSC Industrial Direct Co., Inc.	13,000	573,430

Steel Producers/Products — 0.1%
JFE Holdings, Inc. (Japan)	14,200	715,450

Telecommunications — 3.8%
American Tower Corp. (Class A Stock)*	67,200	2,839,200
AT&T, Inc.	10,400	350,376
BT Group PLC (United Kingdom)	224,985	891,318
Cisco Systems, Inc.*	116,900	2,719,094
Deutsche Telekom AG (Germany)	86,005	1,409,645
France Telecom SA (France)	254,310	7,458,178
MetroPCS Communications, Inc.*	49,900	883,729
Mobistar SA (Belgium)	8,176	659,951
Nokia Oyj (Finland)	187,064	4,572,397
NTT DoCoMo, Inc. (Japan)	158	232,123
Phoenix IT Group PLC (United Kingdom)	9,174	54,736
QUALCOMM, Inc.	76,800	3,407,616
Research In Motion Ltd. (Canada)* .	20,100	2,349,690
SBA Communications Corp.*	49,300	1,775,293
SES SA, FDR (Luxembourg)	40,105	1,013,094
Telekom Austria AG (Austria)	114,551	2,482,178
Vivendi Universal SA (France)	36,707	1,384,089

		34,482,707

Tobacco — 0.1%
Japan Tobacco, Inc. (Japan)	241	1,028,140

Trading Companies & Distributors — 0.1%
Wolseley PLC (United Kingdom)	110,274	821,630
Transportation — 2.5%
Burlington Northern Santa Fe Corp.	93,100	9,299,759
C.H. Robinson Worldwide, Inc.	10,600	581,304
FedEx Corp.	74,500	5,869,855
Mitsui O.S.K. Lines Ltd. (Japan)	131,000	1,866,582
Ryder System, Inc.	24,500	1,687,560
TNT NV (Netherlands)	70,568	2,401,722
Union Pacific Corp.	11,800	890,900

		22,597,682

Utilities — 2.3%
CONSOL Energy, Inc.	19,600	2,202,452
E.ON AG (Germany)	20,122	4,055,482
Eaga PLC (United Kingdom)	8,329	17,984
FirstEnergy Corp.	1,700	139,961
Illinois Tool Works, Inc.	159,800	7,592,098
Leaf Clean Energy Co. (United Kingdom)*	52,127	100,194
Suez SA (France)	98,462	6,674,511
Terna Rete Elettrica Nazionale Spa (Italy)	24,811	104,845

		20,887,527

Wireless Telecommunication Services — 2.3%
Sprint Nextel Corp.	808,400	7,679,800
Telefonaktiebolaget LM Ericson (Class B Stock) (Sweden)	220,842	2,296,423
Vodafone Group PLC (United Kingdom)	3,759,541	11,076,774

		21,052,997

TOTAL COMMON STOCKS (cost $846,964,340)		784,726,124

RIGHTS*
Financial – Bank & Trust
Barclays PLC, expiring 07/11/2008 (United Kingdom)	169,315	32,038
HBOS PLC, expiring 07/18/08 (United Kingdom)	212,569	45,516

TOTAL RIGHTS (cost $0)		77,554

TOTAL LONG-TERM INVESTMENTS (cost $846,964,340)		784,803,678

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 3.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $29,084,117)(w)(Note 4)	29,084,117	$29,084,117

TOTAL INVESTMENTS(o) — 90.6% (cost $876,048,457; Note 6)		813,887,795
Other assets in excess of liabilities(x) — 9.4%		84,378,479

NET ASSETS — 100.0%		$898,266,274

The following abbreviations are used in the portfolio descriptions:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

MYR	Malaysia Ringgit

NOK	Norwegian Krona

NWD	New Taiwanese Dollar

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

ZAR	South African Rand

*	Non-income producing security.

(o)	As of June 30, 2008, 150 securities representing $284,491,288 and 31.7% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
552	Amsterdam Exchange Index	Jul 08	$77,131,250	$74,064,679	$(3,066,571)
838	10 Year Australian Government Bond	Sept 08	550,270,680	551,626,898	1,356,218
140	FTSE100 Index	Sept 08	15,879,176	15,749,826	(129,350)
2	IBEX 35 Index	Jul 08	403,675	376,421	(27,254)
390	Euro Bund Future	Sept 08	68,923,760	67,894,165	(1,029,595)
92	S&P MIB IDX	Sept 08	21,640,307	21,492,836	(147,471)
105	Nikkei 225 Index	Sept 08	13,885,954	13,319,678	(566,276)

					(3,610,299	)(1)

Short Positions:
613	10 Year Canadian Bond	Sept 08	71,016,940	70,635,972	380,968
120	10 Year Japanese Government Bond	Sept 08	151,467,941	153,072,468	(1,604,527)
304	10 Year U.S. Treasury Notes	Sept 08	34,580,000	34,632,250	(52,250)
574	CAC 40 10 Euro	Jul 08	42,295,667	40,162,106	2,133,561
241	Dax Index Futures	Sept 08	65,355,887	61,469,912	3,885,975
636	DJ EURO STOXX 50	Sept 08	34,377,724	33,845,766	531,958
934	FTSE/JSE Top 40 Index	Sept 08	35,314,467	34,837,126	477,341
417	Hang Seng China Enterprises Index	Jul 08	32,717,168	31,807,464	909,704
94	Hang Seng Stock Index	Jul 08	13,696,776	13,333,419	363,357
163	MSCI Singapore Index ETS	Jul 08	8,719,739	8,585,190	134,549
37	MSCI Taiwan Index	Jul 08	1,101,120	1,063,750	37,370
743	OMXS30 Index	Jul 08	11,547,589	10,640,811	906,778
387	SPI 200 Index	Sept 08	49,519,523	48,164,922	1,354,601
503	S&P 500 Futures	Sept 08	169,858,391	161,098,325	8,760,066
1,089	S&P Mid 400 Index E-Mini	Sept 08	94,368,696	89,428,680	4,940,016
585	S&P/TSE 60 Index	Sept 08	101,073,825	99,387,466	1,686,359

					24,845,826	(1)

					$21,235,527

(1)	Cash of $9,825,240 has been segregated with the custodian to cover requirements for open futures contracts at June 30, 2008.

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 12/01/08	JPY	4,161,500	$40,530,893	$39,545,363	$(985,530)
Malaysia Ringgit,
Expiring 08/20/08	MYR	50,755	15,816,454	15,536,614	(279,840)
Mexican Peso,
Expiring 12/01/08	MXN	34,330	3,230,360	3,256,343	25,983
New Taiwanese Dollar,
Expiring 08/20/08	NWD	1,957,700	63,977,124	64,764,992	787,868
New Zealand Dollar,
Expiring 12/01/08	NZD	21,513	16,127,454	16,001,996	(125,458)
Singapore Dollar,
Expiring 12/01/08	SGD	17,985	13,323,703	13,309,146	(14,557)
South African Rand,
Expiring 12/01/08	ZAR	92,850	11,447,135	11,370,998	(76,137)
Swedish Krona,
Expiring 12/01/08	SEK	311,370	52,105,157	51,252,536	(852,621)
Swiss Franc,
Expiring 12/01/08	CHF	76,240	74,036,934	74,734,694	697,760

			$290,595,214	$289,772,682	$(822,532)

Sales Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/01/08	AUD	32,695	$30,577,952	$30,703,440	$(125,488)
Brazilian Real,
Expiring 08/20/08	BRL	7,780	4,480,276	4,790,712	(310,436)
British Pound,
Expiring 12/01/08	GBP	115,731,222	225,040,491	227,774,680	(2,734,189)
Canadian Dollar,
Expiring 12/01/08	CAD	69,585	70,225,740	68,126,014	2,099,726
Euro,
Expiring 12/01/08	EUR	214,225	333,467,275	334,604,118	(1,136,843)
New Taiwanese Dollar,
Expiring 08/20/08	NWD	460,500	15,166,985	15,234,346	(67,361)
Norwegian Krona,
Expiring 12/01/08	NOK	7,680	1,509,716	1,484,965	24,751
New Zealand Dollar,
Expiring 12/01/08	NZD	63,315	48,353,669	47,094,714	1,258,955

			$728,822,104	$729,812,989	$(990,885)

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(2)	07/27/37	GBP	14,000	5.12%	6 month LIBOR	$(1,076,732)
Merrill Lynch & Co., Inc.(2)	09/06/37	GBP	5,000	5.01%	6 month LIBOR	(228,944)
Merrill Lynch & Co., Inc.(2)	04/01/38	GBP	20,000	4.69%	6 month LIBOR	742,611
Deutsche Bank AG(1)	12/31/09	GBP	10,000	4.50%	United Kingdom Retail Price Index	(410,848)
Deutsche Bank AG(1)	04/01/38	GBP	10,000	3.68%	United Kingdom Retail Price Index	(1,093,125)
Merrill Lynch & Co., Inc.(1)	07/27/37	GBP	14,000	3.34%	United Kingdom Retail Price Index	(3,850,735)
Merrill Lynch & Co., Inc.(1)	09/06/37	GBP	10,000	3.49%	United Kingdom Retail Price Index	(2,218,794)
Merrill Lynch & Co., Inc.(1)	04/30/38	GBP	5,000	3.74%	United Kingdom Retail Price Index	(421,273)
Deutsche Bank AG(2)	04/03/38	JPY	600	2.32%	6 month LIBOR	204,674
JPMorgan Chase Bank(2)	07/31/37	JPY	830,000	2.63%	6 month LIBOR	(340,258)
Morgan Stanley Capital Services, Inc.(2)	07/11/37	JPY	250,000	2.47%	6 month LIBOR	2,743

						$(8,690,681)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(2)	06/20/12		$31,000	1.25%	Dow Jones CDX EM 7	$365,055
JPMorgan Chase Bank(2)	06/20/13		20,000	2.65%	Dow Jones CDX EM 9 5Y	(174,617)
Merrill Lynch & Co., Inc.(2)	06/20/13		12,000	2.65%	Dow Jones CDX EM 9 5Y	158,355
Deutsche Bank AG(1)	06/20/13		20,000	5.00%	Dow Jones CDX HY-10 5Y Index	(536,929)
JPMorgan Chase Bank(1)	06/20/13		15,000	5.00%	Dow Jones CDX HY-10 5Y Index	66,274
Merrill Lynch & Co., Inc.(1)	06/20/13		24,000	5.00%	Dow Jones CDX HY-10 5Y Index	(981,060)
Deutsche Bank AG(1)	12/20/12		10,395	3.75%	Dow Jones CDX HY-9 Index	(647,937)
JPMorgan Chase Bank(1)	12/20/13		45,540	3.75%	Dow Jones CDX HY-9 Index	238,781
JPMorgan Chase Bank(1)	06/20/13		30,000	1.55%	Dow Jones CDX NA IG 10 5Y	(175,636)
Merrill Lynch & Co., Inc.(1)	06/20/13		8,000	1.55%	Dow Jones CDX NA IG 10 5Y	(172,221)
Deutsche Bank AG(2)	06/20/13	EUR	20,000	6.50%	iTraxx Europe	1,002,824
JPMorgan Chase Bank(2)	06/20/13	EUR	5,000	6.50%	iTraxx Europe	(244,057)

						$(1,101,168)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$529,396,507	$21,235,527
Level 2 – Other Significant Observable Inputs	284,491,288	(11,605,266)
Level 3 – Significant Unobservable Inputs	—	—

Total	$813,887,795	$9,630,261

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Oil & Gas	11.8%
Pharmaceuticals	7.4
Financial – Bank & Trust	5.5
Telecommunications	3.8
Insurance	3.8
Affiliated Money Market Mutual Fund	3.2
Medical Supplies & Equipment	2.6
Transportation	2.5
Wireless Telecommunication Services	2.3
Utilities	2.3
Semiconductors	2.0
Food	2.0
Financial Services	2.0
Hotels, Restaurants & Leisure	1.9
Computer Services & Software	1.9
Metals & Mining	1.9
Diversified Financial Services	1.7
Healthcare Services	1.7
Chemicals	1.5
Internet Services	1.4
Electric	1.4
Beverages	1.4
Automobile Manufacturers	1.2
Computers & Peripherals	1.2
Diversified Operations	1.2
Retail & Merchandising	1.1
Software	1.1
Building Materials	1.1
Commercial Banks	1.0
Automotive Parts	0.9
Financial – Brokerage	0.9
Broadcasting	0.8
Entertainment & Leisure	0.8
Electronic Components & Equipment	0.8
Cable Television	0.8
Computer Hardware	0.8
Medical	0.7
Advertising	0.7
Food & Staples Retailing	0.7
Industrial Machinery	0.6
Aerospace & Defense	0.6
Business Services	0.5
Consumer Products & Services	0.5
Machinery & Equipment	0.5
Airlines	0.4
Internet	0.4
Industrial Products	0.4
Paper & Forest Products	0.4
Semiconductors & Semiconductor Equipment	0.4
Healthcare Equipment & Supplies	0.3
Printing & Publishing	0.3
Office Equipment	0.3
Construction	0.3
Exchange Traded Fund	0.3
Gas Transmission & Distribution	0.2
Real Estate	0.2
Machinery	0.2
Oil & Gas Equipment & Services	0.2
Commercial Services & Supplies	0.2
Real Estate Investment Trusts	0.1
Air Freight & Logistics	0.1
Clothing & Apparel	0.1
Education	0.1
Media	0.1
Tobacco	0.1
Biotechnology	0.1
Household Products	0.1
Containers & Packaging	0.1
Trading Companies & Distributors	0.1
Steel Producers/Products	0.1
Food & Beverage	0.1
Specialty Retail	0.1
Insurance – Health Insurance	0.1
Oil, Gas & Consumable Fuels	0.1
Restaurants	0.1

90.6
Other assets in excess of liabilities	9.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $846,964,340)	$784,803,678
Affiliated investments (cost $29,084,117)	29,084,117
Cash	65,464,892
Foreign currency, at value (cost $13,747,870)	13,834,265
Deposit with Broker	9,825,240
Receivable for fund share sold	8,701,542
Receivable for investments sold	7,192,111
Unrealized appreciation on foreign currency forward contracts	4,895,043
Unrealized appreciation on swap agreements	2,781,317
Dividends and interest receivable	2,007,104
Tax reclaim receivable	448,902
Prepaid expenses	426

Total Assets	929,038,637

LIABILITIES:
Unrealized depreciation on swap agreements	12,573,166
Unrealized depreciation on foreign currency forward contracts	6,708,460
Payments received for swap agreements	4,769,978
Payable for investments purchased	4,723,207
Due to broker-variation margin	1,528,911
Advisory fees payable	388,611
Accrued expenses and other liabilities	64,116
Payable for fund share repurchased	9,147
Shareholder servicing fees payable	6,767

Total Liabilities	30,772,363

NET ASSETS	$898,266,274

Net assets were comprised of:
Paid-in capital	$994,821,720
Retained earnings	(96,555,446)

Net assets, June 30, 2008	$898,266,274

Net asset value and redemption price per share, $898,266,274 / 67,741,714 outstanding shares of beneficial interest	$13.26

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $689,171 foreign withholding tax)	$8,703,642
Affiliated dividend income	776,310
Unaffiliated interest income	76,296

9,556,248

EXPENSES
Advisory fees	3,290,244
Shareholder servicing fees and expenses	230,317
Custodian and accounting fees	116,000
Audit fee	12,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	4,000
Trustees’ fees	4,000
Insurance expenses	3,000
Shareholders’ reports	2,000
Miscellaneous	8,498

Total expenses	3,679,059

NET INVESTMENT INCOME	5,877,189

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(7,496,005)
Futures transactions	27,555,068
Swap agreement transactions	2,755,168
Foreign currency transactions	(3,144,733)

19,669,498

Net change in unrealized appreciation (depreciation) on:
Investments	(52,607,315)
Futures	27,069,135
Swap agreements	(5,146,770)
Foreign currencies	(4,364,914)

(35,049,864)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(15,380,366)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,503,177)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$5,877,189	$2,434,918
Net realized gain on investment and foreign currency transactions	19,669,498	33,484,380
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(35,049,864)	(38,077,627)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(9,503,177)	(2,158,329)

DISTRIBUTIONS	(35,919,298)	(3,259,694)

FUND SHARE TRANSACTIONS:
Fund share sold [37,356,738 and 21,739,286 shares, respectively]	527,014,666	308,454,909
Fund share issued in reinvestment of distributions [2,621,847 and 232,172 shares, respectively]	35,919,298	3,259,694
Fund share repurchased [3,981,987 and 3,954,342 shares, respectively]	(56,296,876)	(55,467,607)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	506,637,088	256,246,996

TOTAL INCREASE IN NET ASSETS	461,214,613	250,828,973
NET ASSETS:
Beginning of period	437,051,661	186,222,688

End of period	$898,266,274	$437,051,661

SEE NOTES TO FINANCIAL STATEMENTS.

A354

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (formerly known as American Skandia Trust) (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2008 issued 55 classes of shares of beneficial interest (collectively the “Portfolios”). The information presented in these financial statements pertains to forty-eight Portfolios: Advanced Strategies Portfolio, Aggressive Asset Allocation Portfolio, AllianceBernstein Core Value Portfolio, AllianceBernstein Growth & Income Portfolio, American Century Income & Growth Portfolio, American Century Strategic Allocation Portfolio, Balanced Asset Allocation Portfolio, Capital Growth Asset Allocation Portfolio, CLS Growth Asset Allocation Portfolio, CLS Moderate Asset Allocation Portfolio, Cohen & Steers Realty Portfolio, Conservative Asset Allocation Portfolio, DeAM Large-Cap Value Portfolio, DeAM Small-Cap Value Portfolio, Federated Aggressive Growth Portfolio, First Trust Balanced Target Portfolio, First Trust Capital Appreciation Target Portfolio, Goldman Sachs Concentrated Growth Portfolio, Goldman Sachs Mid-Cap Growth Portfolio, Goldman Sachs Small-Cap Value Portfolio, High Yield Portfolio, Horizon Growth Asset Allocation Portfolio, Horizon Moderate Asset Allocation Portfolio, International Growth Portfolio, International Value Portfolio, JPMorgan International Equity Portfolio, Large-Cap Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Marsico Capital Growth Portfolio, MFS Global Equity Portfolio, MFS Growth Portfolio, Mid-Cap Value Portfolio, Money Market Portfolio, Neuberger Berman Mid-Cap Growth Portfolio, Neuberger Berman Mid-Cap Value Portfolio, Neuberger Berman Small-Cap Growth Portfolio, Niemann Capital Growth Asset Allocation Portfolio, PIMCO Limited Maturity Bond Portfolio, PIMCO Total Return Bond Portfolio, Preservation Asset Allocation Portfolio, QMA US Equity Alpha Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, T. Rowe Price Asset Allocation Portfolio, T. Rowe Price Global Bond Portfolio, T. Rowe Price Large-Cap Growth Portfolio, T. Rowe Price Natural Resources Portfolio, and UBS Dynamic Alpha Portfolio.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investments objectives:

AST Advanced Strategies Portfolio (“Advanced Strategies”): Highest level of absolute return. The Portfolio invests its assets in a diversified allocation of domestic and international equity securities and domestic and international fixed-income securities.

AST Aggressive Asset Allocation Portfolio (“Aggressive Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests 100% of its assets in underlying mutual funds that invest primarily in equity securities.

AST AllianceBernstein Core Value Portfolio (“AllianceBernstein Core Value”): Long-term capital growth by investing primarily in common stocks of large capitalization companies that appear to be undervalued.

AST AllianceBernstein Growth & Income Portfolio (“AllianceBernstein Growth & Income”): Long-term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuations in relation to their fundamental business prospects.

AST American Century Income & Growth Portfolio (“American Century Income & Growth”): Capital growth and, secondarily, current income by investing primarily in stocks of large U.S. companies selected through quantitative investment techniques.

AST American Century Strategic Allocation Portfolio (“American Century Strategic Allocation”), formerly known as AST American Century Strategic Balanced Portfolio: Capital growth by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.

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AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 65% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 35% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 80% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 20% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST CLS Growth Asset Allocation Portfolio (“CLS Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 70% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 30% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST CLS Moderate Asset Allocation Portfolio (“CLS Moderate Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 50% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 50% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”): Maximize total return by investing primarily in equity securities of real estate companies.

AST Conservative Asset Allocation Portfolio (“Conservative Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 55% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 45% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST DeAM Large-Cap Value Portfolio (“DeAM Large-Cap Value”): Maximum capital growth by investing in equity securities of large capitalization companies included in the Russell 1000 Value Index.

AST DeAM Small-Cap Value Portfolio (“DeAM Small-Cap Value”): Maximum capital growth by investing primarily in equity securities of small capitalization companies included in the Russell 2000 Value Index.

AST Federated Aggressive Growth Portfolio (“Federated Aggressive Growth”): Capital growth by investing primarily in stocks of small companies that are traded on national securities exchanges, Nasdaq stock exchange and the over-the-counter-market.

AST First Trust Balanced Target Portfolio (“First Trust Balanced Target”): Long-Term capital growth balanced by current income. The Portfolio invests approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities.

AST First Trust Capital Appreciation Target Portfolio (“First Trust Capital Appreciation”): Long-Term capital growth. The Portfolio invests approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed-income securities.

AST Goldman Sachs Concentrated Growth Portfolio (“Goldman Sachs Concentrated Growth”): Capital growth by investing primarily in equity securities.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”): Long-term capital growth by investing primarily in equity securities of medium-sized companies.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”): Long-term capital growth by investing primarily in equity securities of small capitalization companies that are believed to be undervalued.

AST High Yield Portfolio (“High Yield”): High current income and may consider potential for capital appreciation. The portfolio invests in high yield fixed income securities that, at the time of purchase, are non-investment grade securities.

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AST Horizon Growth Asset Allocation Portfolio (“Horizon Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 70% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 30% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Horizon Moderate Asset Allocation Portfolio (“Horizon Moderate Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 50% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 50% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST International Growth Portfolio (“International Growth”): Long-term capital growth by investing primarily in equity securities of foreign companies.

AST International Value Portfolio (“International Value”): Capital growth by investing primarily in equity securities of foreign companies represented in the MSCI EAFE Index.

AST JPMorgan International Equity Portfolio (“JPMorgan International Equity”): Capital growth by investing primarily in equity securities of foreign companies.

AST Large-Cap Value Portfolio (“Large-Cap Value”): Current income and long-term growth of income, as well as capital appreciation by investing, under normal circumstances, at least 80% of its assets plus borrowings for investment purposes in common stocks of large cap U.S. companies.

AST Lord Abbett Bond-Debenture Portfolio (“Lord Abbett Bond-Debenture”): High current income and the opportunity for capital appreciation to produce a high total return by investing primarily in high yield and investment grade debt securities, securities convertible into common stock and preferred stock.

AST Marsico Capital Growth Portfolio (“Marsico Capital Growth”): Capital growth by investing primarily in common stocks with the majority of the portfolio’s assets in large capitalization stocks.

AST MFS Global Equity Portfolio (“MFS Global Equity”): Capital growth by investing primarily in common stocks and related securities of U.S. and foreign issuers.

AST MFS Growth Portfolio (“MFS Growth”): Long-term capital growth and future income by investing primarily in common stocks and related securities.

AST Mid-Cap Value Portfolio (“Mid-Cap Value”): Capital growth by investing in readily marketable equity securities.

AST Money Market Portfolio (“Money Market”): Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

AST Neuberger Berman Mid-Cap Growth Portfolio (“Neuberger Berman Mid-Cap Growth”): Capital growth by investing primarily in common stocks of medium capitalization companies.

AST Neuberger Berman Mid-Cap Value Portfolio (“Neuberger Berman Mid-Cap Value”): Capital growth by investing primarily in common stocks of medium capitalization companies.

AST Neuberger Berman Small-Cap Growth Portfolio (“Neuberger Berman Small-Cap Growth”): Maximize capital growth by investing primarily in equity securities of small capitalization companies included in the Russell 2000 Growth Index.

AST Niemann Capital Growth Asset Allocation Portfolio (“Niemann Capital Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 70% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 30% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST PIMCO Limited Maturity Bond Portfolio (“PIMCO Limited Maturity Bond”): Maximize total return, consistent with preservation of capital by investing primarily in higher-quality fixed income securities of varying maturities, so that the portfolio’s expected average duration will be from one to three years.

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AST PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”): Maximize total return, consistent with preservation of capital by investing primarily in higher-quality fixed income securities of varying maturities, so that the portfolio’s expected average duration will be from three to six years.

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 35% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 65% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”), formerly known as AST AllianceBernstein Managed Index 500 Portfolio: Outperform the S&P 500 Stock Index by investing primarily in common stocks included in the S&P 500. The Board of Trustees have, subject to approval by the shares of the Portfolio, approved the change in the objective of the Portfolio to long-term capital appreciation. The said change was effective on May 1, 2008.

AST Small-Cap Growth Portfolio (“Small-Cap Growth”): Capital growth by investing in common stocks of small capitalization companies.

AST Small-Cap Value Portfolio (“Small-Cap Value”): Long-term capital growth by investing primarily in stocks and equity-related securities of small capitalization companies that appear to be undervalued.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”): A high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

AST T. Rowe Price Global Bond Portfolio (“T. Rowe Price Global Bond”): High current income and capital growth by investing primarily in high-quality foreign and U.S. dollar-denominated bonds.

AST T. Rowe Large-Cap Growth Portfolio (“T. Rowe Large-Cap Growth”): Long-term capital growth by investing predominantly in the equity securities of a limited number of large, high-quality U.S. companies.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”): Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources and other basic commodities.

AST UBS Dynamic Alpha Portfolio (“UBS Dynamic Alpha”): Maximize total return by investing in multiple asset classes on a global basis utilizing sophisticated asset allocation and currency management techniques.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the

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markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Money Market uses amortized cost to value securities. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities (except for the Money Market Portfolio, which is limited to 10% of net assets, and the AllianceBernstein Core Value Portfolio and the QMA US Equity Alpha Portfolio, which are limited to 5% of its net assets). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Portfolios (except for Money Market) may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio

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writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Portfolios may invest in inverse floating rare securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolio’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and underlying hedged assets.

Short Sales: Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may also sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow

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the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. The fee may be referred to as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the security sold short. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statements of Operations as net realized gain or loss on short sales.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: The Portfolios may enter into interest rate swap agreements, forward spread lock swap agreements, credit default swap agreements and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. The Portfolios may enter swap agreements as either the protection buyer or protection seller. Some Portfolios may enter into total return swaps to manage their exposure to a security or an index. In a total return swap, cash flows are exchanged based on a commitment by one party to pay interest in exchange for a market-linked return based on a notional amount. The market-linked return may include, among other things, the total return of a security or an index. These agreements involve elements of credit and market risk. Risks include the possibility that no liquid market exists for these obligations, the counterparty may default on its obligation, or unfavorable changes may exist in the security or index underlying the swap. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level

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of interest rates. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic developments in a specific industry or region.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of government supervision and regulation of foreign securities markets.

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans: The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to 33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Distributions: Distributions, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, distributions are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together, the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

Alliance Capital Management L.P. for AllianceBernstein Core Value and AllianceBernstein Growth & Income;

American Century Investment Management, Inc. for American Century Income & Growth and American Century Strategic Allocation;

Clear Bridge Advisors for a portion of Small-Cap Value;

CLS Investment Firm, LLC for CLS Growth Asset Allocation and CLS Moderate Asset Allocation;

Cohen & Steers Capital Management, Inc. for Cohen & Steers Realty;

Deutsche Asset Management, Inc. for DeAM Large-Cap Value and DeAM Small-Cap Value;

Dreman Value Management for a portion of Small-Cap Value and a portion of Large-Cap Value;

Eagle Asset Management for Small-Cap Growth;

Earnest Partners LLC for a portion of Mid-Cap Value;

Federated Equity Management Company of Pennsylvania and Federated MDTA LLC for Federated Aggressive Growth;

First Trust Advisors L.P. for First Trust Balanced Target and First Trust Capital Appreciation Target;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Concentrated Growth, Goldman Sachs Small-Cap Value and Goldman Sachs Mid-Cap Growth;

Horizon Investments, LLC for Horizon Growth Asset Allocation and Horizon Moderate Asset Allocation;

Hotchkis and Wiley Capital Management, LLC for a portion of Large-Cap Value;

J.P. Morgan Investment Management, Inc. for JPMorgan International Equity and a portion of Small-Cap Value and a portion of Large-Cap Value;

Lee Munder Investments Ltd. for a portion of Small-Cap Value;

Lord Abbett & Co. LLC for Lord Abbett Bond-Debenture;

LSV Asset Management for portion of International Value and a portion of Advanced Strategies;

Marsico Capital Management LLC for Marsico Capital Growth and a portion of Advanced Strategies and a portion of International Growth;

Massachusetts Financial Services Company for MFS Global Equity and MFS Growth;

Neuberger Berman Management, Inc. for Neuberger Berman Mid-Cap Value, Neuberger Berman Mid-Cap Growth, Neuberger Berman Small-Cap Growth and for a portion of Small-Cap Growth through April 14, 2008;

Niemann Capital Management, Inc. for Niemann Capital Growth Asset Allocation;

Pacific Investment Management Company LLC for High Yield, PIMCO Total Return Bond and PIMCO Limited Maturity Bond and a portion of Advanced Strategies;

PI, through its Strategic Investment Research Group team, also directly manages a portion of the assets of the Advanced Strategies Portfolio and manages the Aggressive Asset Allocation, Capital Growth Asset Allocation, Balanced Asset Allocation, Conservative Asset Allocation, and Preservation Asset Allocation. Effective July 21, 2008, Quantitative Management Associates provides certain sub-advisory services to the portfolios.

Prudential Investment Management, Inc. (“PIM”) for Money Market;

Quantitative Management Associates LLC for QMA US Equity Alpha;

B9

Thornburg for a portion of International Value;

T. Rowe Price Associates, Inc. for T. Rowe Price Asset Allocation, T. Rowe Price Large-Cap Growth, and T. Rowe Price Natural Resources and a portion of Advanced Strategies;

T. Rowe Price International, Inc. for T. Rowe Price Global Bond;

UBS Global Asset Management (Americas), Inc. for UBS Dynamic Alpha;

WEDGE Capital Management, LLP, for a portion Mid-Cap Value;

William Blair & Company, LLC for a portion of International Growth and a portion of Advanced Strategies.

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, computed daily and payable monthly, based on the annual rates specified below, of the value of each Portfolio’s average daily net assets. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has voluntarily agreed to waive a portion of their management fee and/or reimburse each Portfolio an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets. Each waiver/reimbursement is voluntary and may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees	Effective Advisory Fees	Expense Limitations
Advanced Strategies	0.85%	0.85%	N/A
Aggressive Asset Allocation	0.15%	0.15%	N/A
AllianceBernstein Core Value	0.75%	0.75%	N/A
AllianceBernstein Growth & Income	0.75%	0.75%	N/A
American Century Income & Growth	0.75%	0.75%	—	††
American Century Strategic Allocation	0.85%	0.85%	1.25%
Balanced Asset Allocation	0.15%	0.15%	N/A
Capital Growth Asset Allocation	0.15%	0.15%	N/A
CLS Growth Asset Allocation	0.30%†††	0.17%	—	††
CLS Moderate Asset Allocation	0.30%†††	0.17%	—	††
Cohen & Steers Realty	1.00%	1.00%	—	††
Conservative Asset Allocation	0.15%	0.15%	N/A
DeAM Large-Cap Value	0.85%	0.85%	N/A
DeAM Small-Cap Value	0.95%	0.87%	1.14%
Federated Aggressive Growth	0.95%	0.95%	N/A
First Trust Balanced Target	0.85%	0.85%	N/A
First Trust Capital Appreciation Target	0.85%	0.85%	N/A
Goldman Sachs Concentrated Growth	0.90%	0.76%	—	††
Goldman Sachs Mid-Cap Growth	1.00%	0.99%	—	††
Goldman Sachs Small-Cap Value	0.95%	0.95%	N/A
High Yield	0.75%	0.75%	0.88%
Horizon Growth Asset Allocation	0.30%†††	0.00%	—	††
Horizon Moderate Asset Allocation	0.30%†††	0.00%	—	††
International Growth	1.00%	1.00%	—	††
International Value	1.00%	1.00%	—	††
JPMorgan International Equity	1.00% first $75 million; 0.85% in excess of $75 million	0.85%	1.01%
Large-Cap Value	0.75%	0.75%	—	††
Lord Abbett Bond-Debenture	0.80%	0.77%	—	††
Marsico Capital Growth	0.90%	0.90%	—	††
MFS Global Equity	1.00%	0.94%	—	††
MFS Growth	0.90%	0.90%	—	††
Mid-Cap Value	0.95%	0.95%	—	††
Money Market	0.50%	0.47%	0.56%

B10

	Advisory Fees	Effective Advisory Fees	Expense Limitations
Neuberger Berman Mid-Cap Growth	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	1.25%
Neuberger Berman Mid-Cap Value	0.90% first $1 billion; 0.85% in excess of $1 billion	0.90%	—	††
Neuberger Berman Small-Cap Growth	0.95%	0.95%	N/A
Niemann Capital Growth Asset Allocation	0.30%†††	0.05%	—	††
QMA US Equity Alpha*	1.00%	0.73%	N/A
PIMCO Limited Maturity Bond	0.65%	0.65%	—	††
PIMCO Total Return Bond	0.65%	0.65%	1.05	%†
Preservation Asset Allocation	0.15%	0.15%	N/A
Small-Cap Growth	0.90%	0.90%	N/A
Small-Cap Value	0.90%	0.90%	N/A
T. Rowe Price Asset Allocation	0.85%	0.85%	—	††
T. Rowe Price Global Bond	0.80%	0.80%	N/A
T. Rowe Price Large-Cap Growth	0.90% first $1 billion; 0.85% in excess of $1 billion	0.88%	N/A
T. Rowe Price Natural Resources	0.90%	0.90%	—	††
UBS Dynamic Alpha Portfolio	1.00%	1.00%	N/A

*	Includes effective fee relating to the Portfolio prior to its repositioning from AllianceBernstein Managed Index 500 Portfolio to QMA US Equity Alpha Portfolio.

†	Expense limitation is contractual, effective January 1, 2008 through June 30, 2008. Effective July 1, 2008 the expense limitation has been removed.

††	Expense limitations are as noted in tables below.

	First $100 million	Next $100 million	In Excess of $200 million
CLS Growth Asset Allocation	0.40%	0.35%	0.30%
CLS Moderate Asset Allocation	0.40%	0.35%	0.30%

	First $250 million	Next $500 million	In Excess of $750 million
Horizon Growth Asset Allocation	0.40%	0.35%	0.30%
Horizon Moderate Asset Allocation	0.40%	0.35%	0.30%
Niemann Capital Growth Asset Allocation	0.40%	0.35%	0.30%

	January 1, 2008 – June 30, 2008 Expense Limitations	Effective July 1, 2008 Expense Limitations
American Century Income & Growth	N/A	0.87%
Cohen & Steers Realty	1.45%	0.97%
Goldman Sachs Concentrated Growth	0.86%	N/A
Goldman Sachs Mid-Cap Growth	1.12%	N/A
International Growth	1.75%	N/A
International Value	1.50%	N/A
Large-Cap Value	1.20%	0.84%
Lord Abbett Bond-Debenture	0.88%	N/A
Marsico Capital Growth	1.35%	N/A
MFS Global Equity	1.18%	N/A
MFS Growth	1.35%	N/A
Mid-Cap Value	1.45%	N/A
Neuberger Berman Mid-Cap Value	1.25%	N/A
PIMCO Limited Maturity Bond	1.05%	N/A
T. Rowe Price Asset Allocation	1.25%	N/A
T. Rowe Price Natural Resources	1.35%	N/A

B11

†††	The Investment manager has voluntarily agreed to waive a portion of its advisory fees as follows:

	(% of the average daily net assets)
	First $100 million	Next $100 million	In Excess of $200 million
CLS Growth Asset Allocation	0.00%	0.05%	0.10%
CLS Moderate Asset Allocation	0.00%	0.05%	0.10%

	First $250 million	Next $500 million	In Excess of $750 million
Horizon Growth Asset Allocation	0.00%	0.05%	0.10%
Horizon Moderate Asset Allocation	0.00%	0.05%	0.10%
Niemann Capital Growth Asset Allocation	0.00%	0.05%	0.10%

4. Other Transactions with Affiliates

The Trust, excluding Aggressive Asset Allocation Portfolio, Capital Growth Asset Allocation Portfolio, Balanced Asset Allocation Portfolio, Conservative Asset Allocation Portfolio, CLS Growth Asset Allocation Portfolio, CLS Moderate Asset Allocation Portfolio, Horizon Growth Asset Allocation Portfolio, Horizon Moderate Asset Allocation Portfolio, Niemann Capital Growth Asset Allocation Portfolio, and Preservation Asset Allocation Portfolio, has entered into an agreement with Prudential Annuities Life Assurance Corporation (“PALAC”) pursuant to which it pays PALAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Investment Manager has contractually agreed to waive 0.03% of the shareholder servicing fee. Based on the approval of the Board of Trustees, effective July 1, 2008, the Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on assets up to $500 million (no waiver), 0.09% on assets over $500 million, 0.08% on assets over $750 million and 0.07% on assets over $1 billion.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

PIM, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., acts as the Trust’s securities lending agent. For the six months ended June 30, 2008, PIM was compensated as follows for these services by the Portfolios:

Portfolio	PIM
Advanced Strategies	$219,562
AllianceBernstein Core Value	54,040
AllianceBernstein Growth & Income	359,848
American Century Income & Growth	46,979
American Century Strategic Allocation	33,648
DeAM Large-Cap Value	42,614
DeAM Small-Cap Value	75,871
Federated Aggressive Growth	553,275
First Trust Balanced Target	603,410
First Trust Capital Appreciation Target	543,237
Goldman Sachs Concentrated Growth	83,443
Goldman Sachs Mid-Cap Growth	188,986
Goldman Sachs Small-Cap Value	84,650
High Yield	80,491
International Growth	59,561
JPMorgan International Equity	6,760
Large-Cap Value	437,101

B12

Portfolio	PIM
Lord Abbett Bond-Debenture	$111,318
Marsico Capital Growth	757,313
MFS Global Equity	9,430
MFS Growth	66,295
Mid-Cap Value	68,129
Neuberger Berman Mid-Cap Growth	289,445
Neuberger Berman Mid-Cap Value	324,661
Neuberger Berman Small-Cap Growth	127,464
QMA US Equity Alpha	23,612
Small-Cap Growth	124,690
Small-Cap Value	490,442
T. Rowe Price Asset Allocation	196,928
T. Rowe Price Global Bond	43,613
T. Rowe Price Large-Cap Growth	438,972
T. Rowe Price Natural Resources	290,432

For the six months ended June 30, 2008, Wachovia Securities LLC, an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Portfolios as follows:

Portfolio	Wachovia Securities
Advanced Strategies	$5,640
Federated Aggressive Growth	2,024
Small Cap Value	380

5. Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2008 were as follows:

	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$796,548,324	$383,712,364
Aggressive Asset Allocation	139,610,916	270,483,615
AllianceBernstein Core Value	28,673,407	94,367,908
AllianceBernstein Growth & Income	2,861,293,935	2,893,559,987
American Century Income & Growth	72,308,171	111,864,212
American Century Strategic Allocation	117,183,420	86,081,230
Balanced Asset Allocation	1,574,147,929	1,239,494,718
Capital Growth Asset Allocation	1,942,302,983	1,975,225,126
CLS Growth Asset Allocation	103,891,674	23,113,068
CLS Moderate Asset Allocation	99,951,292	8,151,847
Cohen & Steers Realty	93,137,218	126,653,793
Conservative Asset Allocation	797,651,367	325,676,749
DeAM Large-Cap Value	343,715,302	361,432,805
DeAM Small-Cap Value	38,592,874	51,183,484
Federated Aggressive Growth	288,798,022	359,480,017
First Trust Balanced Target	954,751,884	824,152,131
First Trust Capital Appreciation Target	1,524,638,409	1,254,915,803
Goldman Sachs Concentrated Growth	129,409,691	191,543,253
Goldman Sachs Mid-Cap Growth	136,638,490	167,954,170
Goldman Sachs Small-Cap Value	32,540,516	51,400,786
High Yield	201,970,721	147,342,084
Horizon Growth Asset Allocation	59,249,859	18,149,274
Horizon Moderate Asset Allocation	58,589,794	11,018,306
International Growth	962,876,339	1,302,877,330
International Value	221,567,498	521,196,038
JPMorgan International Equity	39,557,418	145,299,746
Large-Cap Value	1,041,019,974	923,870,853
Lord Abbett Bond-Debenture	32,841,489	112,293,824
Marsico Capital Growth	1,482,214,168	1,837,128,120
MFS Global Equity	28,351,890	58,238,946

B13

	Cost of Purchases	Proceeds from Sales
MFS Growth	$611,567,610	$559,184,485
Mid-Cap Value	27,586,794	34,548,428
Neuberger Berman Mid-Cap Growth	206,102,885	305,499,447
Neuberger Berman Mid-Cap Value	231,688,285	409,307,965
Neuberger Berman Small-Cap Growth	162,141,668	186,284,821
Niemann Capital Growth Asset Allocation	89,974,851	36,579,819
PIMCO Limited Maturity Bond	651,268,016	536,849,423
PIMCO Total Return Bond	742,598,328	90,170,026
Preservation Asset Allocation	763,026,133	179,678,983
QMA US Equity Alpha	344,770,279	333,633,972
Small-Cap Growth	90,494,430	105,376,064
Small-Cap Value	243,764,063	355,263,179
T. Rowe Price Asset Allocation	369,879,220	209,386,742
T. Rowe Price Global Bond	255,206,076	396,993,132
T. Rowe Price Large-Cap Growth	711,765,192	797,293,786
T. Rowe Price Natural Resources	237,871,819	257,372,211
UBS Dynamic Alpha	660,267,696	185,332,269

Written options transactions, during the six months ended June 30, 2008, were as follows:

	PIMCO Total Return Bond		PIMCO Limited Maturity
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	1,148,000,000	$12,879,245	169,700,000	$707,022
Written options	641,560,000	19,885,471	202,700,000	2,643,483
Expired options	(118,110,000)	(7,580,590)	(3,100,000)	(208,475)
Closed options	(1,066,000,000)	(12,385,488)	(317,200,000)	(1,615,982)

Balance at end of period	605,450,000	$12,798,638	52,100,000	$1,526,048

	Advanced Strategies		High Yield
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	244,100,000	$4,726,796	275,900,000	$5,195,301
Written options	310,300,000	4,747,224	235,180,000	2,060,968
Expired options	(114,900,000)	(805,597)	(2,580,000)	(95,386.27)
Closed options	(231,900,000)	(2,519,379)	(275,900,000)	(1,457,907)

Balance at end of period	207,600,000	$6,149,044	232,600,000	$5,702,976

At June 30, 2008, High Yield, PIMCO Total Return Bond, PIMCO Limited Maturity and Advanced Strategies had sufficient cash and/or securities at least equal to the value of written options.

6. Tax Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

B14

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

7. Line of Credit

The Portfolios (excluding Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Portfolios pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Outstanding During the Period	Outstanding Borrowings at June 30, 2008
Advanced Strategies	$16,400,000	4.65%	4	$—
AllianceBernstein Core Value	3,931,111	4.11%	63	1,660,000
AllianceBernstein Growth & Income	24,386,364	3.58%	22	16,500,000
American Century Income & Growth	2,406,406	4.03%	32	—
CLS Growth Asset Allocation	2,442,000	2.81%	10	2,520,000
Cohen & Steers Realty	4,631,552	3.57%	29	3,770,000
DeAM Large-Cap Value	7,892,154	4.43%	13	—
DeAM Small-Cap Value	845,000	3.67%	10	—
Federated Aggressive Growth	7,143,048	3.65%	63	9,640,000
First Trust Balanced Target	22,876,429	3.84%	14	28,500,000
First Trust Capital Appreciation Target	33,742,759	3.89%	29	54,440,000
Goldman Sachs Concentrated Growth	2,020,000	3.68%	5	—
Goldman Sachs Mid-Cap Growth	2,967,879	3.43%	33	1,400,000
Goldman Sachs Small-Cap Value	1,136,250	3.69%	8	—
Horizon Growth Asset Allocation	3,400,000	2.45%	4	—
Horizon Moderate Asset Allocation	904,000	2.55%	5	—
International Growth	23,342,147	3.55%	34	—
International Value	12,684,355	3.81%	62	18,600,000
JPMorgan International Equity	6,572,708	3.94%	48	—
Large-Cap Value	8,467,759	3.42%	29	4,600,000
Lord Abbett Bond-Debenture	4,295,051	2.94%	39	8,500,000
Marsico Capital Growth	32,980,000	3.44%	5	—
MFS Global Equity	2,771,240	3.66%	50	570,000
Mid-Cap Value	2,890,000	4.30%	13	—
Neuberger Berman Mid-Cap Growth	7,273,846	3.82%	26	—
Neuberger Berman Mid-Cap Value	8,099,444	3.75%	18	1,500,000
Neuberger Berman Small-Cap Growth	1,881,824	3.88%	34	—
Niemann Growth Asset Allocation	2,095,000	2.52%	8	—
QMA US Equity Alpha	4,133,953	4.21%	43	—
Small-Cap Growth	1,873,000	2.35%	10	—
Small-Cap Value	8,991,471	3.87%	34	9,000,000
T. Rowe Price Asset Allocation	9,660,000	4.51%	10	—
T. Rowe Price Global Bond	3,766,667	4.25%	9	—
T. Rowe Price Large-Cap Growth	7,093,333	3.62%	15	—
T. Rowe Price Natural Resources	9,616,667	4.30%	6	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

B15

9. Ownership

As of June 30, 2008, more than 99% of each Portfolio was owned of record by Prudential Annuities Life Assurance Corporation (“PALAC”) on behalf of the owners of the variable insurance products issued by PALAC.

10. Reorganization

On December 20, 2007, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the following portfolios from the Prudential Series Funds (PSF) for shares of the acquiring portfolios and the assumption of the liabilities of the portfolios.

Shareholders approved the Plan at a meeting on March 5, 2008 and the reorganization took place on May 2, 2008.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Funds	Shares	Acquiring Funds	Shares	Value
PSF SP AIM Core Equity Portfolio	4,062,530	AST Marsico Capital Growth Portfolio	1,607,930	$32,370,340
PSF SP Large-Cap Value Portfolio	70,736,801	AST Large-Cap Value Portfolio	44,346,533	777,385,458
PSF SP Small-Cap Growth Portfolio	13,200,079	AST Small-Cap Growth Portfolio	5,834,818	83,879,740
PSF SP T. Rowe Price Large-Cap Growth Portfolio	9,474,669	AST T. Rowe Price Large- Cap Growth Portfolio	6,240,850	59,962,021

11. New Accounting Pronouncements

In March 2008, Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

12. Subsequent Events

Based on the approval of the shareholders on July 1, 2008, the DeAM Small-Cap Value Portfolio merged into the Small-Cap Value Portfolio as of close of business on July 18, 2008.

In addition, at its meeting on June 23, 2008, the Board of Trustees of the Trust approved the portfolio repositioning and name change of Balanced Asset Allocation Portfolio to Academic Strategies Asset Allocation Portfolio, American Century Strategic Allocation Portfolio to Schroders Multi-Asset World Strategies Portfolio and Conservative Asset Allocation Portfolio to Balanced Asset Allocation Portfolio.

B16

Financial Highlights (Unaudited)

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2008(g)		Year Ended December 31, 2007		March 20, 2006(e) through December 31, 2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.76		$10.80		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.15		0.17		0.09
Net realized and unrealized gain (loss) on investments	(0.80)		0.85		0.71

Total from investment operations	(0.65)		1.02		0.80

Less Distributions:	(0.41)		(0.06)		—

Net Asset Value, end of period	$10.70		$11.76		$10.80

Total Return(a)	(5.56)%		9.41%		8.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,714.8		$1,538.6		$651.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.98	%(d)	1.00	%(f)	1.09	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.98	%(d)	1.00	%(f)	1.09	%(d)
Net investment income	2.68	%(d)	2.55%		2.39	%(d)
Portfolio turnover rate	162	%(c)	310%		212	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Includes interest expense of 0.01%.

(g)	Calculated based on average shares outstanding during the period.

	AST Aggressive Asset Allocation Portfolio
	Six Months Ended June 30,		Year Ended December 31,		December 5, 2005(f) through December 31,
	2008		2007	2006	2005
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.60		$11.55	$10.01	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.05	0.02	—	(e)
Net realized and unrealized gain (loss) on investments	(1.62)		1.09	1.52	0.01

Total from investment operations	(1.52)		1.14	1.54	0.01

Less Distributions:	(1.27)		(0.09)	—	—

Net Asset Value, end of period	$9.81		$12.60	$11.55	$10.01

Total Return(a)	(12.55)%		9.84%	15.38%	0.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$347.0		$573.2	$378.1	$36.4
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.19	%(d)	0.18%	0.20%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.19	%(d)	0.18%	0.20%	2.41	%(d)
Net investment income (loss)	1.41	%(d)	0.48%	0.33%	(0.20	)%(d)
Portfolio turnover rate	33	%(c)	41%	35%	3	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Less than $0.005.

(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST AllianceBernstein Core Value Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.57		$13.95	$12.45	$12.25	$11.17		$8.77
Income (Loss) From Investment Operations:
Net investment income	0.18		0.27	0.19	0.18	0.12		0.18
Net realized and unrealized gain (loss) on investments	(2.26)		(0.77)	2.32	0.47	1.38		2.28

Total from investment operations	(2.08)		(0.50)	2.51	0.65	1.50		2.46

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.15)	(0.15)		(0.06)
Distributions from net realized gains	—		—	—	(0.30)	(0.27)		—
Distributions	(1.54)		(0.88)	(1.01)	—	—		—

Total dividends and distributions	(1.54)		(0.88)	(1.01)	(0.45)	(0.42)		(0.06)

Net Asset Value, end of period	$8.95		$12.57	$13.95	$12.45	$12.25		$11.17

Total Return(a)	(17.44)%		(3.56)%	21.34%	5.51%	13.92%		28.31%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$257.0		$386.3	$459.1	$290.2	$287.5		$192.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.89	%(f)	0.86%	0.89%	0.94%	1.04	%(c)	1.14	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.89	%(f)	0.86%	0.89%	0.94%	1.04	%(c)	1.14	%(c)
Net investment income	2.32	%(f)	1.91%	1.80%	1.43%	1.48%		1.55%
Portfolio turnover rate	9	%(e)	23%	23%	29%	33%		90%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	Not annualized.

(f)	Annualized.

	AST AllianceBernstein Growth & Income Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.62		$23.50	$20.21	$19.52	$17.71		$13.57

Income (Loss) From Investment Operations:
Net investment income	0.13		0.31	0.27	0.19	0.24		0.14
Net realized and unrealized gain (loss) on investments	(3.96)		0.86	3.22	0.73	1.70		4.19

Total from investment operations	(3.83)		1.17	3.49	0.92	1.94		4.33

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.23)	(0.13)		(0.19)
Distributions	(2.34)		(1.05)	(0.20)	—	—		—

Total dividends and distributions	(2.34)		(1.05)	(0.20)	(0.23)	(0.13)		(0.19)

Net Asset Value, end of period	$17.45		$23.62	$23.50	$20.21	$19.52		$17.71

Total Return(a)	(16.80)%		4.99%	17.27%	4.77%	11.01%		32.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,779.5		$3,480.3	$3,005.9	$2,802.7	$2,152.2		$1,836.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.84	%(f)	0.83%	0.84%	0.85%	0.90	%(c)	0.97	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.84	%(f)	0.83%	0.86%	0.88%	0.93	%(c)	0.99	%(c)
Net investment income	1.26	%(f)	1.28%	1.22%	1.09%	1.36%		1.01%
Portfolio turnover rate	96	%(e)	82%	63%	70%	50%		62%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST American Century Income & Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.39		$15.71	$13.68	$13.30	$11.95		$9.41

Income (Loss) From Investment Operations:
Net investment income	0.15		0.30	0.26	0.25	0.21		0.15
Net realized and unrealized gain (loss) on investments	(1.99)		(0.32)	2.02	0.35	1.28		2.51

Total from investment operations	(1.84)		(0.02)	2.28	0.60	1.49		2.66

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.22)	(0.14)		(0.12)
Distributions	(0.27)		(0.30)	(0.25)	—	—		—

Total dividends and distributions	(0.27)		(0.30)	(0.25)	(0.22)	(0.14)		(0.12)

Net Asset Value, end of period	$13.28		$15.39	$15.71	$13.68	$13.30		$11.95

Total Return(a)	(12.02)%		(0.11)%	16.86%	4.63%	12.59%		28.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$227.9		$307.2	$385.0	$393.3	$453.9		$305.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.89	%(e)	0.86%	0.90%	0.93%	0.99	%(c)	0.99	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.89	%(e)	0.86%	0.90%	0.93%	0.99	%(c)	0.99	%(c)
Net investment income	1.43	%(e)	1.29%	1.61%	1.64%	1.86%		1.46%
Portfolio turnover rate	28	%(d)	55%	63%	70%	99%		81%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

	AST American Century Strategic Allocation Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.33		$15.01	$14.29	$13.89	$12.92		$11.14

Income (Loss) From Investment Operations:
Net investment income	0.09		0.30	0.32	0.26	0.21		0.18
Net realized and unrealized gain (loss) on investments	(0.95)		1.04	1.02	0.37	0.94		1.87

Total from investment operations	(0.86)		1.34	1.34	0.63	1.15		2.05

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.23)	(0.18)		(0.27)
Distributions	(1.39)		(1.02)	(0.62)	—	—		—

Total dividends and distributions	(1.39)		(1.02)	(0.62)	(0.23)	(0.18)		(0.27)

Net Asset Value, end of period	$13.08		$15.33	$15.01	$14.29	$13.89		$12.92

Total Return(a)	(5.83)%		8.99%	9.67%	4.61%	8.99%		18.87%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$229.3		$214.6	$175.3	$205.4	$233.7		$235.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waivers	1.12	%(f)	1.10%	1.04%	1.05%	1.09	%(c)	1.11	%(c)
Expenses Before Advisory Fee Waivers	1.12	%(f)	1.10%	1.06%	1.08%	1.12	%(c)	1.11	%(c)
Net investment income	2.01	%(f)	1.91%	1.92%	1.70%	1.56%		1.57%
Portfolio turnover rate	70	%(e)	223%	178%	204%	218%		145%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2008(g)		Year Ended December 31,		December 5, 2005(f) through December 31, 2005
			2007(g)	2006(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.18		$11.18	$10.04	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.18		0.14	0.09	—	(e)
Net realized and unrealized gain (loss) on investments	(1.18)		0.93	1.05	0.04

Total from investment operations	(1.00)		1.07	1.14	0.04

Less Distributions:	(0.56)		(0.07)	—	—

Net Asset Value, end of period	$10.62		$12.18	$11.18	$10.04

Total Return(a)	(8.32)%		9.59%	11.35%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,738.0		$5,135.0	$3,005.3	$216.3
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.16%	0.17%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.16%	0.17%	0.58	%(d)
Net investment income (loss)	3.15	%(d)	1.15%	0.85%	(0.20	)%(d)
Portfolio turnover rate	26	%(c)	28%	22%	2	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Less than $0.005.

(f)	Commencement of operations.

(g)	Calculated based on average shares outstanding during the period.

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,		December 5, 2005(f) through December 31, 2005
			2007	2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.44		$11.36	$10.02	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.15		0.08	0.04	—	(e)
Net realized and unrealized gain (loss) on investments	(1.33)		1.06	1.30	0.02

Total from investment operations	(1.18)		1.14	1.34	0.02

Less Distributions:	(0.72)		(0.06)	—	—

Net Asset Value, end of period	$10.54		$12.44	$11.36	$10.02

Total Return(a)	(9.65)%		10.02%	13.37%	0.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,728.4		$6,815.7	$3,805.6	$245.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.16	%(d)	0.16%	0.17%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.16	%(d)	0.16%	0.17%	0.54	%(d)
Net investment income (loss)	2.64	%(d)	0.93%	0.57%	(0.20	)%(d)
Portfolio turnover rate	32	%(c)	33%	21%	1	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Less than $0.005.

(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST CLS Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2008		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.53		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07		0.10
Net realized and unrealized gain (loss) on investments	(1.15)		1.43

Total from investment operations	(1.08)		1.53

Less Distributions:	(0.03)		—

Net Asset Value, end of period	$10.42		$11.53

Total Return(a)	(9.38)%		15.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$90.2		$13.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.41	%(d)(g)	0.53	%(d)(g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.54	%(d)(g)	5.73	%(d)(g)
Net investment income	4.14	%(d)	7.84	%(d)
Portfolio turnover rate	47	%(c)	80	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

(g)	Includes loan interest expense of 0.01% and 0.13% for the six months ended June 30, 2008 and the period from November 19, 2007 through December 31, 2007, respectively.

	AST CLS Moderate Asset Allocation Portfolio
	Six Months Ended June 30, 2008(f)		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.06		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.22		0.11
Net realized and unrealized loss on investments	(0.84)		(0.05)

Total from investment operations	(0.62)		0.06

Less Distributions	(0.01)		—

Net Asset Value, end of period	$9.43		$10.06

Total Return(a)	(6.16)%		0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$97.1		$7.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.40	%(d)	0.40	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.53	%(d)	8.31	%(d)
Net investment income	4.57	%(d)	9.31	%(d)
Portfolio turnover rate	17	%(c)	19	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.12		$20.86	$17.78	$17.17	$12.91		$10.05

Income (Loss) From Investment Operations:
Net investment income	0.14		0.49	0.48	0.59	0.41		0.49
Net realized and unrealized gain (loss) on investments	0.07		(4.61)	5.54	1.58	4.36		3.02

Total from investment operations	0.21		(4.12)	6.02	2.17	4.77		3.51

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.26)	(0.32)		(0.41)
Distributions from net realized gains	—		—	—	(1.30)	(0.19)		(0.24)
Distributions	(6.69)		(4.62)	(2.94)	—	—		—

Total dividends and distributions	(6.69)		(4.62)	(2.94)	(1.56)	(0.51)		(0.65)

Net Asset Value, end of period	$5.64		$12.12	$20.86	$17.78	$17.17		$12.91

Total Return(a)	(2.83)%		(19.90)%	36.73%	14.82%	37.95%		37.43%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$221.3		$271.6	$563.0	$410.3	$423.5		$289.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.15	%(f)	1.12%	1.13%	1.09%	1.12	%(c)	1.24	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.15	%(f)	1.12%	1.13%	1.18%	1.23	%(c)	1.24	%(c)
Net investment income	2.87	%(f)	2.46%	2.73%	3.27%	3.49%		5.43%
Portfolio turnover rate	38	%(e)	54%	36%	32%	32%		34%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	Not annualized.

(f)	Annualized.

	AST Conservative Asset Allocation Portfolio
	Six Months Ended June 30, 2008(g)		Year Ended December 31,		December 5, 2005(f) through December 31, 2005
			2007(g)	2006(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.06		$11.08	$10.04	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.17	0.09	—	(e)
Net realized and unrealized gain (loss) on investments	(1.04)		0.87	0.95	0.04

Total from investment operations	(0.82)		1.04	1.04	0.04

Less Distributions:	(0.48)		(0.06)	—	—

Net Asset Value, end of period	$10.76		$12.06	$11.08	$10.04

Total Return(a)	(6.86)%		9.36%	10.36%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,865.0		$1,622.2	$785.2	$51.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.17%	0.19%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.17%	0.19%	2.02	%(d)
Net investment income (loss)	3.78	%(d)	1.48%	0.90%	(0.20	)%(d)
Portfolio turnover rate	18	%(c)	32%	32%	2	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Less than $0.005.

(f)	Commencement of operations.

(g)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST DeAM Large-Cap Value Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.56		$13.56	$12.50	$11.54	$9.85		$7.85

Income (Loss) From Investment Operations:
Net investment income	0.09		0.25	0.13	0.14	0.11		0.09
Net realized and unrealized gain (loss) on investments	(1.67)		(0.09)	2.40	0.93	1.67		1.98

Total from investment operations	(1.58)		0.16	2.53	1.07	1.78		2.07

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.11)	(0.09)		(0.07)
Distributions	(1.82)		(1.16)	(1.47)	—	—		—

Total dividends and distributions	(1.82)		(1.16)	(1.47)	(0.11)	(0.09)		(0.07)

Net Asset Value, end of period	$9.16		$12.56	$13.56	$12.50	$11.54		$9.85

Total Return(a)	(13.50)%		1.18%	21.73%	9.33%	18.17%		26.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$275.2		$309.6	$349.5	$174.1	$191.9		$133.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.99	%(e)	0.96%	1.00%	1.01%	0.99	%(c)	0.99	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.99	%(e)	0.96%	1.00%	1.07%	1.11	%(c)	1.09	%(c)
Net investment income	1.80	%(e)	1.52%	1.53%	1.20%	1.24%		1.13%
Portfolio turnover rate	145	%(d)	218%	167%	233%	189%		161%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

	AST DeAM Small-Cap Value Portfolio
	Six Months Ended June 30, 2008(f)		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.10		$13.44	$11.95	$12.85	$11.10		$7.75

Income (Loss) From Investment Operations:
Net investment income	0.08		0.19	0.09	0.06	0.03		0.03
Net realized and unrealized gain (loss) on investments	(0.65)		(2.59)	2.20	0.06	2.31		3.33

Total from investment operations	(0.57)		(2.40)	2.29	0.12	2.34		3.36

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.02)	(0.02)		(0.01)
Distributions from net realized gains	—		—	—	(1.00)	(0.57)		—
Distributions	(0.20)		(1.94)	(0.80)	—	—		—

Total dividends and distributions	(0.20)		(1.94)	(0.80)	(1.02)	(0.59)		(0.01)

Net Asset Value, end of period	$8.33		$9.10	$13.44	$11.95	$12.85		$11.10

Total Return(a)	(6.42)%		(17.70)%	19.95%	1.19%	22.11%		43.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$57.4		$77.7	$120.6	$108.6	$111.8		$52.0
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.14	%(e)	1.13%	1.08%	1.05%	1.13	%(c)	1.15	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.22	%(e)	1.13%	1.18%	1.19%	1.28	%(c)	1.36	%(c)
Net investment income	1.83	%(e)	1.29%	0.76%	0.50%	0.47%		0.62%
Portfolio turnover rate	62	%(d)	165%	195%	226%	215%		193%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST Federated Aggressive Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.55		$11.49	$10.46	$10.41	$8.61		$5.09

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(g)	(0.01)	(0.05)	(0.04)	(0.07)		(0.05)
Net realized and unrealized gain (loss) on investments	(1.83)		1.28	1.39	0.90	2.03		3.57

Total from investment operations	(1.83)		1.27	1.34	0.86	1.96		3.52

Less Dividends and Distributions:
Distributions from net realized gains	—		—	—	(0.81)	(0.16)		—
Distributions	(1.88)		(1.21)	(0.31)	—	—		—

Total dividends and distributions	(1.88)		(1.21)	(0.31)	(0.81)	(0.16)		—

Net Asset Value, end of period	$7.84		$11.55	$11.49	$10.46	$10.41		$8.61

Total Return(a)	(16.91)%		11.12%	12.91%	9.44%	23.07%		69.16%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$510.5		$743.6	$643.9	$554.0	$347.7		$187.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.10	%(f)	1.06%	1.09%	1.12%	1.19	%(c)	1.22	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.10	%(f)	1.06%	1.09%	1.12%	1.19	%(c)	1.22	%(c)
Net investment income (loss)	0.01	%(f)	(0.07)%	(0.43)%	(0.66)%	(0.88)%		(0.99)%
Portfolio turnover rate	50	%(e)	115%	58%	39%	81%		96%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	Not annualized.

(f)	Annualized.

(g)	Less than $0.005.

	AST First Trust Balanced Target Portfolio
	Six Months Ended June 30, 2008(f)		Year Ended December 31, 2007(f)	March 20, 2006(e) through December 31, 2006(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.59		$10.72	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.20		0.31	0.23
Net realized and unrealized gain (loss) on investments	(1.56)		0.61	0.49

Total from investment operations	(1.36)		0.92	0.72

Less Distributions:	(0.37)		(0.05)	—

Net Asset Value, end of period	$9.86		$11.59	$10.72

Total Return(a)	(11.78)%		8.56%	7.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,258.3		$1,339.8	$525.3
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.96	%(d)	0.96%	1.06	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.96	%(d)	0.96%	1.06	%(d)
Net investment income	3.71	%(d)	2.70%	2.87	%(d)
Portfolio turnover rate	64	%(c)	38%	5	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST First Trust Capital Appreciation Target Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31, 2007(f)	March 20, 2006(e) through December 31, 2006
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.80		$10.62	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09		0.19	0.06
Net realized and unrealized gain (loss) on investments	(1.13)		1.02	0.56

Total from investment operations	(1.04)		1.21	0.62

Less Distributions:	(0.22)		(0.03)	—

Net Asset Value, end of period	$10.54		$11.80	$10.62

Total Return(a)	(8.90)%		11.42%	6.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,740.9		$1,676.8	$577.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.96	%(d)	0.96%	1.04	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.96	%(d)	0.96%	1.04	%(d)
Net investment income	2.22	%(d)	1.68%	1.71	%(d)
Portfolio turnover rate	76	%(c)	47%	6	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the year.

	AST Goldman Sachs Concentrated Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.86		$24.44	$22.22	$21.62	$20.85		$16.71

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.03	(0.01)	— (d)	0.10		(0.05)
Net realized and unrealized gain (loss) on investments	(1.57)		3.39	2.23	0.71	0.67		4.25

Total from investment operations	(1.58)		3.42	2.22	0.71	0.77		4.20

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.11)	—		(0.06)
Distributions	(0.04)		—	—	—	—		—

Total dividends and distributions	(0.04)		—	—	(0.11)	—		(0.06)

Net Asset Value, end of period	$26.24		$27.86	$24.44	$22.22	$21.62		$20.85

Total Return(a)	(5.69)%		13.99%	9.99%	3.32%	3.69%		25.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$487.2		$590.4	$644.7	$755.1	$968.8		$1,151.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.86	%(f)	0.86%	0.92%	0.97%	1.04	%(c)	1.06	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.00	%(f)	1.00%	1.03%	1.06%	1.11	%(c)	1.13	%(c)
Net investment income (loss)	(0.08	)%(f)	0.11%	(0.04)%	(0.01)%	0.43%		(0.26)%
Portfolio turnover rate	26	%(e)	46%	39%	40%	18%		21%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Less than $0.005 per share.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.86		$4.91	$4.62	$4.41	$3.79		$2.88

Income (Loss) From Investment Operations:
Net investment loss	—	(f)	(0.03)	(0.03)	(0.02)	(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.20)		0.98	0.32	0.23	0.64		0.92

Total from investment operations	(0.20)		0.95	0.29	0.21	0.62		0.91

Less Distributions	(0.99)		—	—	—	—		—

Net Asset Value, end of period	$4.67		$5.86	$4.91	$4.62	$4.41		$3.79

Total Return(a)	(4.32)%		19.35%	6.28%	4.76%	16.36%		31.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$254.6		$324.1	$316.3	$394.8	$276.7		$160.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waivers	1.13	%(e)(g)	1.12%	1.12%	1.12%	1.20	%(c)	1.31	%(c)
Expenses Before Advisory Fee Waivers	1.14	%(e)(g)	1.12%	1.15%	1.18%	1.32	%(c)	1.41	%(c)
Net investment loss	(0.15	)%(e)	(0.38)%	(0.54)%	(0.62)%	(0.48)%		(0.54)%
Portfolio turnover rate	52	%(d)	81%	67%	71%	54%		59%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

(f)	Less than $0.005.

(g)	Includes loan interest expense of 0.01%.

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.72		$18.18	$18.53	$21.45	$18.12		$12.96

Income (Loss) From Investment Operations:
Net investment income	0.06		0.17	0.09	0.09	0.11		0.08
Net realized and unrealized gain (loss) on investments	(0.55)		(1.18)	2.83	0.64	3.50		5.19

Total from investment operations	(0.49)		(1.01)	2.92	0.73	3.61		5.27

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.07)	(0.04)		(0.11)
Distributions from net realized gains	—		—	—	(3.58)	(0.24)		—
Distributions	(2.75)		(5.45)	(3.27)	—	—		—

Total dividends and distributions	(2.75)		(5.45)	(3.27)	(3.65)	(0.28)		(0.11)

Net Asset Value, end of period	$8.48		$11.72	$18.18	$18.53	$21.45		$18.12

Total Return(a)	(6.02)%		(5.12)%	17.24%	4.98%	20.18%		41.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$115.6		$149.0	$226.2	$258.8	$323.1		$343.4
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.12	%(e)	1.08%	1.13%	1.17%	1.22	%(c)	1.26	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.12	%(e)	1.08%	1.13%	1.17%	1.22	%(c)	1.26	%(c)
Net investment income	0.83	%(e)	0.88%	0.46%	0.45%	0.48%		0.40%
Portfolio turnover rate	25	%(d)	48%	59%	48%	61%		67%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	AST High Yield Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.75		$8.41	$8.29	$8.95	$8.77		$7.89

Income (Loss) From Investment Operations:
Net investment income	0.20		0.59	0.53	0.83	0.70		0.62
Net realized and unrealized gain (loss) on investments	(0.33)		(0.39)	0.28	(0.74)	0.19		0.95

Total from investment operations	(0.13)		0.20	0.81	0.09	0.89		1.57

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.75)	(0.71)		(0.69)
Distributions	(0.63)		(0.86)	(0.69)	—	—		—

Total dividends and distributions	(0.63)		(0.86)	(0.69)	(0.75)	(0.71)		(0.69)

Net Asset Value, end of period	$6.99		$7.75	$8.41	$8.29	$8.95		$8.77

Total Return(a)	(1.80)%		2.48%	10.35%	1.12%	11.08%		21.59%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$391.4		$413.4	$648.1	$611.2	$804.6		$868.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.88	%(f)	0.87%	0.89%	0.93%	0.93	%(c)	0.93	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.88	%(f)	0.87%	0.90%	0.94%	0.93	%(c)	0.93	%(c)
Net investment income	7.16	%(f)	6.94%	6.94%	7.32%	7.15%		7.56%
Portfolio turnover rate	106	%(e)	125%	131%	52%	66%		65%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	Not annualized.

(f)	Annualized.

	AST Horizon Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2008		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.21		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09		0.10
Net realized and unrealized gain (loss) on investments	(1.03)		0.11

Total from investment operations	(0.94)		0.21

Less Distributions	(0.01)		—

Net Asset Value, end of period	$9.26		$10.21

Total Return(a)	(9.24)%		2.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$44.7		$4.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.41	%(d)(g)	0.40	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.76	%(d)(g)	15.01	%(d)
Net investment income	5.56	%(d)	8.82	%(d)
Portfolio turnover rate	77	%(c)	20	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

(g)	Includes loan interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	AST Horizon Moderate Asset Allocation Portfolio
	Six Months Ended June 30, 2008(f)		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.20		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.27		0.15
Net realized and unrealized gain (loss) on investments	(0.90)		0.05

Total from investment operations	(0.63)		0.20

Less Distributions	(0.01)		—

Net Asset Value, end of period	$9.56		$10.20

Total Return(a)	(6.22)%		2.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$48.9		$2.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.40	%(d)	0.40	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.72	%(d)	27.13	%(d)
Net investment income	5.53	%(d)	12.80	%(d)
Portfolio turnover rate	40	%(c)	5	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

	AST International Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.26		$16.55	$13.85	$12.01	$10.44		$7.46

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.18	0.08	0.07	0.06		(0.06)
Net realized and unrealized gain (loss) on investments	(2.27)		2.95	2.80	1.90	1.62		3.04

Total from investment operations	(2.11)		3.13	2.88	1.97	1.68		2.98

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.13)	(0.11)		—
Distributions	(2.69)		(1.42)	(0.18)	—	—		—

Total dividends and distributions	(2.69)		(1.42)	(0.18)	(0.13)	(0.11)		—

Net Asset Value, end of period	$13.46		$18.26	$16.55	$13.85	$12.01		$10.44

Total Return(a)	(11.97)%		19.05%	20.97%	16.56%	16.15%		39.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,982.1		$2,773.4	$2,280.5	$1,811.2	$1,342.9		$641.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waivers	1.14	%(e)	1.11%	1.10%	1.08%	1.15	%(c)	1.24	%(c)
Expenses Before Advisory Fee Waivers	1.14	%(e)	1.11%	1.15%	1.18%	1.26	%(c)	1.34	%(c)
Net investment income	1.74	%(e)	0.97%	0.55%	0.48%	0.31%		0.46%
Portfolio turnover rate	43	%(d)	85%	111%	82%	94%		88%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	AST International Value Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.99		$18.84	$14.92	$13.31	$11.15		$8.38

Income (Loss) From Investment Operations:
Net investment income	0.40		0.30	0.16	0.23	0.13		0.11
Net realized and unrealized gain (loss) on investments	(3.35)		3.05	3.91	1.57	2.19		2.71

Total from investment operations	(2.95)		3.35	4.07	1.80	2.32		2.82

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.19)	(0.16)		(0.05)
Distributions	(1.80)		(0.20)	(0.15)	—	—		—

Total dividends and distributions	(1.80)		(0.20)	(0.15)	(0.19)	(0.16)		(0.05)

Net Asset Value, end of period	$17.24		$21.99	$18.84	$14.92	$13.31		$11.15

Total Return(a)	(13.73)%		17.81%	27.45%	13.71%	21.04%		33.91%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,006.0		$1,536.3	$1,038.6	$258.6	$193.7		$172.1
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.15	%(e)	1.12%	1.13%	1.13%	1.22	%(c)	1.12	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.15	%(e)	1.12%	1.13%	1.26%	1.37	%(c)	1.27	%(c)
Net investment income	2.98	%(e)	1.70%	2.03%	2.11%	1.08%		1.22%
Portfolio turnover rate	19	%(d)	46%	108%	30%	242%		138%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

	AST JPMorgan International Equity Portfolio
	Six Months Ended June 30, 2008(d)		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.28		$24.37	$20.10	$18.31	$15.81		$12.22

Income (Loss) From Investment Operations:
Net investment income	0.43		0.39	0.36	0.24	0.22		0.14
Net realized and unrealized gain (loss) on investments	(3.05)		1.92	4.18	1.75	2.46		3.56

Total from investment operations	(2.62)		2.31	4.54	1.99	2.68		3.70

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.20)	(0.18)		(0.11)
Distributions	(0.55)		(0.40)	(0.27)	—	—		—

Total dividends and distributions	(0.55)		(0.40)	(0.27)	(0.20)	(0.18)		(0.11)

Net Asset Value, end of period	$23.11		$26.28	$24.37	$20.10	$18.31		$15.81

Total Return(a)	(10.04)%		9.49%	22.79%	11.01%	17.11%		30.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$330.1		$498.0	$524.2	$469.4	$379.6		$339.0
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.03	%(f)(g)	1.00%	1.02%	1.07%	1.13	%(c)	1.14	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.05	%(f)(g)	1.00%	1.03%	1.07%	1.13	%(c)	1.14	%(c)
Net investment income	3.54	%(f)	1.50%	1.54%	1.41%	1.34%		1.02%
Portfolio turnover rate	10	%(e)	16%	16%	7%	91%		50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Not annualized.

(f)	Annualized.

(g)	Includes loan interest expense of 0.02%.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(Unaudited)

	AST Large-Cap Value Portfolio
	Six Months Ended June 30, 2008(d)		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.77		$20.16	$17.57	$16.66	$14.66		$12.55

Income (Loss) From Investment Operations:
Net investment income	0.19		0.34	0.18	0.21	0.18		0.24
Net realized and unrealized gain (loss) on investments	(3.20)		(0.94)	2.99	0.85	2.05		2.18

Total from investment operations	(3.01)		(0.60)	3.17	1.06	2.23		2.42

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.15)	(0.23)		(0.31)
Distributions	(1.11)		(0.79)	(0.58)	—	—		—

Total dividends and distributions	(1.11)		(0.79)	(0.58)	(0.15)	(0.23)		(0.31)

Net Asset Value, end of period	$14.65		$18.77	$20.16	$17.57	$16.66		$14.66

Total Return(a)	(16.45)%		(2.99)%	18.46%	6.46%	15.45%		19.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,531.8		$2,137.4	$2,151.3	$785.2	$636.8		$640.1
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.85	%(f)	0.83%	0.86%	0.88%	0.90	%(c)	0.98	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.85	%(f)	0.83%	0.86%	0.91%	0.94	%(c)	0.98	%(c)
Net investment income	2.24	%(f)	1.78%	1.74%	1.41%	1.05%		1.50%
Portfolio turnover rate	43	%(e)	78%	94%	92%	127%		100%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Not annualized.

(f)	Annualized.

	AST Lord Abbett Bond-Debenture Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.59		$11.67	$11.33	$11.83	$11.44		$10.07

Income (Loss) From Investment Operations:
Net investment income	0.50		0.84	0.71	0.43	0.53		0.44
Net realized and unrealized gain (loss) on investments	(0.62)		(0.13)	0.35	(0.31)	0.29		1.37

Total from investment operations	(0.12)		0.71	1.06	0.12	0.82		1.81

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.49)	(0.39)		(0.44)
Distributions from net realized gains	—		—	—	(0.13)	(0.04)		—
Distributions	(1.26)		(0.79)	(0.72)	—	—		—

Total dividends and distributions	(1.26)		(0.79)	(0.72)	(0.62)	(0.43)		(0.44)

Net Asset Value, end of period	$10.21		$11.59	$11.67	$11.33	$11.83		$11.44

Total Return(a)	(1.19)%		6.09%	9.80%	1.16%	7.42%		18.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$390.7		$513.5	$594.7	$668.5	$431.5		$346.4
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.89	%(e)	0.89%	0.89%	0.91%	0.97	%(c)	1.04	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.92	%(e)	0.91%	0.94%	0.97%	1.02	%(c)	1.04	%(c)
Net investment income	6.08	%(e)	5.73%	5.52%	5.10%	5.15%		6.31%
Portfolio turnover rate	10	%(d)	49%	43%	46%	49%		84%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(Unaudited)

	AST Marsico Capital Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.47		$20.45	$19.08	$17.86	$15.44		$11.72

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.07	0.05	0.01	—	(d)	(0.02)
Net realized and unrealized gain (loss) on investments	(3.08)		2.99	1.33	1.21	2.42		3.74

Total from investment operations	(3.05)		3.06	1.38	1.22	2.42		3.72

Less Distributions:	(0.92)		(0.04)	(0.01)	—	—		—

Net Asset Value, end of period	$19.50		$23.47	$20.45	$19.08	$17.86		$15.44

Total Return(a)	(13.15)%		14.97%	7.24%	6.83%	15.67%		31.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,394.2		$5,544.5	$4,194.2	$3,296.1	$2,295.0		$1,710.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.99	%(f)	0.98%	1.00%	1.00%	1.05	%(c)	1.10	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.99	%(f)	0.98%	1.01%	1.03%	1.07	%(c)	1.11	%(c)
Net investment income (loss)	0.25	%(f)	0.36%	0.26%	0.07%	(0.01)%		(0.21)%
Portfolio turnover rate	31	%(e)	52%	58%	66%	72%		82%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Less than $0.005 per share.

(e)	Not annualized.

(f)	Annualized.

	AST MFS Global Equity Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)		2006		2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.81		$14.60		$12.98		$12.11	$10.25		$8.08

Income (Loss) From Investment Operations:
Net investment income	0.13		0.12		0.25		0.08	0.04		0.02
Net realized and unrealized gain (loss) on investments	(1.32)		1.24		2.71		0.82	1.84		2.17

Total from investment operations	(1.19)		1.36		2.96		0.90	1.88		2.19

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		(0.03)	(0.02)		(0.02)
Distributions	(2.96)		(2.15)		(1.34)		—	—		—

Total dividends and distributions	(2.96)		(2.15)		(1.34)		(0.03)	(0.02)		(0.02)

Net Asset Value, end of period	$9.66		$13.81		$14.60		$12.98	$12.11		$10.25

Total Return(a)	(9.68)%		9.40%		24.30%		7.57%	18.39%		27.14%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$137.7		$188.9		$250.6		$152.7	$166.3		$102.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.20	%(e)(g)	1.20	%(e)	1.21	%(e)	1.26%	1.35	%(c)	1.40	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.26	%(e)(g)	1.21	%(e)	1.25	%(e)	1.26%	1.35	%(c)	1.40	%(c)
Net investment income	1.90	%(g)	0.77%		2.33%		0.58%	0.41%		0.32%
Portfolio turnover rate	18	%(f)	31%		47%		49%	48%		54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	Includes loan interest expense of 0.02% for the six months ended June 30, 2008, and 0.02% for the years ended December 31, 2007 and 2006.

(f)	Not annualized.

(g)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(Unaudited)

	AST MFS Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.84		$9.42	$8.59	$8.08	$7.30		$5.94

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.02	—	—	—		(0.01)
Net realized and unrealized gain (loss) on investments	(0.73)		1.40	0.83	0.51	0.78		1.37

Total from investment operations	(0.72)		1.42	0.83	0.51	0.78		1.36

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	— (d)	—		—
Distributions	(0.02)		— (d)	—	—	—		—

Total dividends and distributions	(0.02)		— (d)	—	— (d)	—		—

Net Asset Value, end of period	$10.10		$10.84	$9.42	$8.59	$8.08		$7.30

Total Return(a)	(6.62)%		15.11%	9.66%	6.32%	10.69%		22.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$426.4		$406.9	$450.4	$557.4	$534.9		$593.3
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.03	%(f)	1.02%	1.02%	1.05%	1.08	%(c)	1.25	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.03	%(f)	1.02%	1.03%	1.08%	1.11	%(c)	1.25	%(c)
Net investment income (loss)	0.36	%(f)	0.21%	0.03%	0.00%	0.01%		(0.20)%
Portfolio turnover rate	154	%(e)	241%	210%	200%	201%		262%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Less than $0.005 per share.

(e)	Not annualized.

(f)	Annualized.

	AST Mid-Cap Value Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.06		$12.10	$12.63	$12.03	$10.46		$7.77

Income (Loss) From Investment Operations:
Net investment income	0.06		0.09	0.07	0.07	0.04		0.04
Net realized and unrealized gain (loss) on investments	(0.80)		0.24	1.59	0.58	1.56		2.72

Total from investment operations	(0.74)		0.33	1.66	0.65	1.60		2.76

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.05)	(0.03)		(0.07)
Distributions	(0.55)		(0.37)	(2.19)	—	—		—

Total dividends and distributions	(0.55)		(0.37)	(2.19)	(0.05)	(0.03)		(0.07)

Net Asset Value, end of period	$10.77		$12.06	$12.10	$12.63	$12.03		$10.46

Total Return(a)	(6.40)%		2.75%	14.24%	5.43%	15.32%		35.85%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$194.7		$219.4	$151.5	$161.2	$195.4		$181.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.10	%(e)	1.09%	1.16%	1.17%	1.21	%(c)	1.20	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.10	%(e)	1.09%	1.16%	1.17%	1.21	%(c)	1.20	%(c)
Net investment income	1.07	%(e)	0.90%	0.52%	0.45%	0.40%		0.41%
Portfolio turnover rate	14	%(d)	27%	26%	109%	27%		30%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Financial Highlights

(Unaudited)

	AST Money Market Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005		2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net Investment Income	0.01		0.05	0.04	—	(c)	0.01		—	(c)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(c)	(0.01)		—	(c)
Distributions from net realized gains	—		—	—	—	(c)	—		—	(c)
Distributions	(0.01)		(0.05)	(0.04)	—		—		—

Total dividends and distributions	(0.01)		(0.05)	(0.04)	—	(c)	(0.01)		—	(c)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(a)	1.45%		4.90%	4.57%	2.73%		0.84%		0.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,420.8		$1,969.2	$1,692.1	$1,639.6		$1,359.2		$1,762.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.56	%(d)	0.56%	0.57%	0.58%		0.58	%(b)	0.59	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.59	%(d)	0.59%	0.61%	0.63%		0.63	%(b)	0.64	%(b)
Net investment income	2.91	%(d)	4.79%	4.53%	2.69%		0.81%		0.63%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Less than $0.005 per share.

(d)	Annualized.

	AST Neuberger Berman Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.51		$18.42	$16.15	$14.23	$12.26		$9.39

Income (Loss) From Investment Operations:
Net investment loss	(0.08)		(0.05)	(0.05)	(0.05)	(0.09)		(0.09)
Net realized and unrealized gain (loss) on investments	(2.51)		4.14	2.32	1.97	2.06		2.96

Total from investment operations	(2.59)		4.09	2.27	1.92	1.97		2.87

Net Asset Value, end of period	$19.92		$22.51	$18.42	$16.15	$14.23		$12.26

Total Return(a)	(11.51)%		22.20%	14.06%	13.49%	16.07%		30.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$627.7		$869.7	$659.0	$718.1	$400.6		$360.0
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(e)	1.00%	1.01%	1.04%	1.15	%(c)	1.17	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(e)	1.00%	1.04%	1.08%	1.16	%(c)	1.17	%(c)
Net investment loss	(0.49	)%(e)	(0.27)%	(0.28)%	(0.58)%	(0.71)%		(0.83)%
Portfolio turnover rate	30	%(d)	70%	33%	105%	90%		150%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C17

Financial Highlights

(Unaudited)

	AST Neuberger Berman Mid-Cap Value Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.88		$19.37	$20.45	$21.30	$17.80		$13.09

Income (Loss) From Investment Operations:
Net investment income	0.10		0.23	0.13	0.10	0.03		0.02
Net realized and unrealized gain (loss) on investments	(1.19)		0.35	1.92	2.08	3.94		4.72

Total from investment operations	(1.09)		0.58	2.05	2.18	3.97		4.74

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.03)	(0.02)		(0.03)
Distributions from net realized gains	—		—	—	(3.00)	(0.45)		—
Distributions	(1.24)		(3.07)	(3.13)	—	—		—

Total dividends and distributions	(1.24)		(3.07)	(3.13)	(3.03)	(0.47)		(0.03)

Net Asset Value, end of period	$14.55		$16.88	$19.37	$20.45	$21.30		$17.80

Total Return(a)	(6.86)%		3.17%	10.75%	12.05%	22.84%		36.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$730.2		$1,001.8	$1,229.5	$1,479.0	$1,309.8		$1,027.4
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(e)	0.99%	1.00%	1.01%	1.09	%(c)	1.15	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(e)	0.99%	1.00%	1.03%	1.10	%(c)	1.15	%(c)
Net investment income	0.65	%(e)	1.00%	0.59%	0.52%	0.17%		0.15%
Portfolio turnover rate	28	%(d)	71%	61%	103%	68%		70%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

	AST Neuberger Berman Small-Cap Growth Portfolio
	Six Months Ended June 30, 2008(d)		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.72		$9.03	$8.38	$8.35	$7.63		$5.17

Income (Loss) From Investment Operations:
Net investment loss	(0.02)		(0.06)	(0.04)	(0.06)	(0.06)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.24)		1.75	0.69	0.09	0.78		2.47

Total from investment operations	(1.26)		1.69	0.65	0.03	0.72		2.46

Net Asset Value, end of period	$9.46		$10.72	$9.03	$8.38	$8.35		$7.63

Total Return(a)	(11.75)%		18.72%	7.76%	0.36%	9.44%		47.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$157.6		$208.9	$214.4	$256.9	$340.8		$403.4
Ratios to average net assets(b):
Expenses After Advisory Fee Waivers	1.11	%(f)	1.07%	1.07%	1.07%	1.02	%(c)	1.02	%(c)
Expenses Before Advisory Fee Waivers	1.11	%(f)	1.07%	1.11%	1.15%	1.17	%(c)	1.17	%(c)
Net investment loss	(0.53	)%(f)	(0.65)%	(0.37)%	(0.62)%	(0.66)%		(0.19)%
Portfolio turnover rate	96	%(e)	241%	199%	150%	145%		185%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C18

Financial Highlights

(Unaudited)

	AST Niemann Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2008(f)		November 19, 2007(e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.03		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.16		0.08
Net realized and unrealized loss on investments	(1.02)		(0.05)

Total from investment operations	(0.86)		0.03

Less Distributions	(0.01)		—

Net Asset Value, end of period	$9.16		$10.03

Total Return(a)	(8.61)%		0.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$55.4		$5.0
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.41	%(d)(g)	0.40	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.66	%(d)(g)	13.22	%(d)
Net investment income	3.39	%(d)	7.12	%(d)
Portfolio turnover rate	122	%(c)	97	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

(g)	Includes loan interest expense of 0.01%.

	AST PIMCO Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2008(d)		Year Ended December 31,
			2007(d)		2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.36		$11.18		$11.10	$11.12	$11.37		$11.36

Income (Loss) From Investment Operations:
Net investment income	0.24		0.51		0.52	0.27	0.17		0.22
Net realized and unrealized gain (loss) on investments	0.04		0.24		(0.11)	(0.09)	0.06		0.14

Total from investment operations	0.28		0.75		0.41	0.18	0.23		0.36

Less Dividends and Distributions:
Dividends from net investment income	—		—		—	(0.14)	(0.35)		(0.22)
Distributions from net realized gains	—		—		—	(0.06)	(0.13)		(0.13)
Distributions	(0.63)		(0.57)		(0.33)	—	—		—

Total dividends and distributions	(0.63)		(0.57)		(0.33)	(0.20)	(0.48)		(0.35)

Net Asset Value, end of period	$11.01		$11.36		$11.18	$11.10	$11.12		$11.37

Total Return(a)	2.51%		6.80%		3.82%	1.63%	2.07%		3.28%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,049.5		$1,227.7		$1,366.9	$1,683.2	$1,232.8		$1,005.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement .	0.78	%(f)(g)	0.76	%(g)	0.76%	0.76%	0.79	%(c)	0.82	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.78	%(f)(g)	0.76	%(g)	0.77%	0.80%	0.82	%(c)	0.82	%(c)
Net investment income	4.16	%(f)	4.45%		4.04%	2.86%	1.65%		1.74%
Portfolio turnover rate	199	%(e)	135%		140%	153%	103%		208%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Not annualized.

(f)	Annualized.

(g)	Includes interest expense of 0.01% and 0.02% for the year ended December 31, 2007 and the period ended June 30, 2008, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

C19

Financial Highlights

(Unaudited)

	AST PIMCO Total Return Bond Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)		2006		2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.10		$11.43		$11.45		$12.01	$11.99		$12.24

Income (Loss) From Investment Operations:
Net investment income	0.22		0.55		0.28		0.52	0.23		0.35
Net realized and unrealized gain (loss) on investments	(0.07)		0.40		0.11		(0.23)	0.36		0.27

Total from investment operations	0.15		0.95		0.39		0.29	0.59		0.62

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		(0.45)	(0.48)		(0.43)
Distributions from net realized gains	—		—		—		(0.40)	(0.09)		(0.44)
Distributions	(0.53)		(0.28)		(0.41)		—	—		—

Total dividends and distributions	(0.53)		(0.28)		(0.41)		(0.85)	(0.57)		(0.87)

Net Asset Value, end of period	$11.72		$12.10		$11.43		$11.45	$12.01		$11.99

Total Return(a)	1.28%		8.31%		3.74%		2.50%	4.96%		5.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,951.1		$4,775.5		$3,347.2		$1,790.7	$2,318.2		$2,107.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement .	0.74	%(g)	0.74	%(e)	0.77	%(e)	0.79%	0.78	%(c)	0.78	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.74	%(g)	0.74	%(e)	0.77	%(e)	0.80%	0.81	%(c)	0.80	%(c)
Net investment income	4.12	%(g)	4.67%		4.30%		3.62%	2.08%		2.85%
Portfolio turnover rate	196	%(f)	297%		238%		238%	253%		222%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities. The total expense ratio excluding interest and fees expense is 0.74% for the year ended December 31, 2007 and 0.76% for the year ended December 31, 2006.

(f)	Not annualized.

(g)	Annualized.

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2008(g)		Year Ended December 31,		December 5, 2005(f) through December 31, 2005
			2007(g)	2006(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.78		$10.84	$10.06	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.29		0.22	0.10	—	(e)
Net realized and unrealized gain on investments	(0.78)		0.75	0.68	0.06

Total from investment operations	(0.49)		0.97	0.78	0.06

Less Distributions:	(0.45)		(0.03)	—	—

Net Asset Value, end of period	$10.84		$11.78	$10.84	$10.06

Total Return(a)	(4.17)%		8.91%	7.75%	0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,203.0		$714.4	$309.4	$13.7
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.18%	0.20%	0.20	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.17	%(d)	0.18%	0.23%	6.28	%(d)
Net investment income (loss)	5.02	%(d)	1.95%	0.92%	(0.19	)%(d)
Portfolio turnover rate	17	%(c)	67%	70%	6	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Less than $0.005.

(f)	Commencement of operations.

(g)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C20

Financial Highlights

(Unaudited)

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30, 2008(d)		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.70		$13.63	$12.23	$11.97	$10.98		$8.75

Income (Loss) From Investment Operations:
Net investment income	0.08		0.19	0.18	0.12	0.15		0.11
Net realized and unrealized gain (loss) on investments	(1.56)		0.09	1.35	0.29	0.94		2.24

Total from investment operations	(1.48)		0.28	1.53	0.41	1.09		2.35

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.15)	(0.10)		(0.12)
Distributions	(0.26)		(0.21)	(0.13)	—	—		—

Total dividend and distributions	(0.26)		(0.21)	(0.13)	(0.15)	(0.10)		(0.12)

Net Asset Value, end of period	$11.96		$13.70	$13.63	$12.23	$11.97		$10.98

Total Return(a)	(10.94)%		2.08%	12.60%	3.54%	9.98%		27.32%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$259.6		$370.7	$458.2	$512.6	$561.7		$541.5
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.04	%(f)(g)	0.72%	0.74%	0.77%	0.81	%(c)	0.84	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.04	%(f)(g)	0.72%	0.74%	0.77%	0.81	%(c)	0.84	%(c)
Net investment income	1.29	%(f)	1.33%	1.24%	1.00%	1.27%		1.03%
Portfolio turnover rate	103	%(e)	29%	32%	25%	41%		45%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Not annualized.

(f)	Annualized.

(g)	Includes dividend expense of 0.16%.

	AST Small-Cap Growth Portfolio
	Six Months Ended June 30, 2008(f)		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.23		$16.08	$14.28	$14.07	$15.12		$10.41

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		(0.06)	(0.08)	(0.08)	(0.14)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.89)		1.21	1.88	0.29	(0.91)		4.80

Total from investment operations	(0.87)		1.15	1.80	0.21	(1.05)		4.71

Net Asset Value, end of period	$16.36		$17.23	$16.08	$14.28	$14.07		$15.12

Total Return(a)	(5.05)%		7.15%	12.61%	1.49%	(6.94)%		45.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$233.5		$162.8	$175.4	$187.5	$226.1		$338.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.11	%(e)(g)	1.05%	1.07%	1.07%	1.16	%(c)	1.20	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.11	%(e)(g)	1.05%	1.08%	1.15%	1.16	%(c)	1.20	%(c)
Net investment income (loss)	0.30	%(e)	(0.26)%	(0.48)%	(0.53)%	(0.87)%		(0.65)%
Portfolio turnover rate	55	%(d)	39%	69%	113%	237%		107%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

(f)	Calculated based on average shares outstanding during the period.

(g)	Includes merger expenses of 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

C21

Financial Highlights

(Unaudited)

	AST Small-Cap Value Portfolio
	Six Months Ended June 30, 2008(d)		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.11		$17.13	$15.04	$18.28	$15.70		$11.59

Income (Loss) From Investment Operations:
Net investment income	0.07		0.16	0.15	0.09	0.02		0.01
Net realized and unrealized gain (loss) on investments	(1.07)		(1.15)	2.79	0.71	2.56		4.13

Total from investment operations	(1.00)		(0.99)	2.94	0.80	2.58		4.14

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.01)	—	(e)	(0.03)
Distributions from net realized gains	—		—	—	(4.03)	—		—
Distributions	(1.76)		(2.03)	(0.85)	—	—		—

Total dividends and distributions	(1.76)		(2.03)	(0.85)	(4.04)	—	(e)	(0.03)

Net Asset Value, end of period	$11.35		$14.11	$17.13	$15.04	$18.28		$15.70

Total Return(a)	(7.99)%		(5.61)%	20.04%	6.64%	16.44%		35.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$735.0		$952.6	$1,126.8	$1,067.8	$922.1		$774.4
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.02	%(g)	1.00%	1.03%	1.07%	1.08	%(c)	1.10	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.02	%(g)	1.00%	1.03%	1.07%	1.08	%(c)	1.10	%(c)
Net investment income	1.07	%(g)	0.88%	0.89%	0.64%	0.15%		0.04%
Portfolio turnover rate	30	%(f)	57%	70%	59%	124%		26%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Not annualized.

(g)	Annualized.

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.05		$17.64	$17.12	$16.81	$15.36		$12.74

Income (Loss) From Investment Operations:
Net investment income	0.16		0.42	0.34	0.30	0.29		0.24
Net realized and unrealized gain (loss) on investments	(1.27)		0.69	1.68	0.45	1.40		2.73

Total from investment operations	(1.11)		1.11	2.02	0.75	1.69		2.97

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.31)	(0.24)		(0.35)
Distributions from net realized gains	—		—	—	(0.13)	—		—
Distributions	(0.81)		(0.70)	(1.50)	—	—		—

Total dividends and distributions	(0.81)		(0.70)	(1.50)	(0.44)	(0.24)		(0.35)

Net Asset Value, end of period	$16.13		$18.05	$17.64	$17.12	$16.81		$15.36

Total Return(a)	(6.31)%		6.32%	12.49%	4.68%	11.17%		24.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,047.4		$1,004.5	$473.1	$431.1	$430.7		$360.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.96	%(f)	0.97%	0.99%	1.04%	1.07	%(c)	1.12	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.96	%(f)	0.97%	0.99%	1.08%	1.12	%(c)	1.12	%(c)
Net investment income	2.48	%(f)	2.27%	2.15%	1.77%	1.93%		1.84%
Portfolio turnover rate	61	%(e)	88%	62%	65%	83%		94%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C22

Financial Highlights

(Unaudited)

	AST T. Rowe Price Global Bond Portfolio
	Six Months Ended June 30, 2008(f)		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.36		$11.57	$11.18	$12.16	$12.10		$11.10

Income (Loss) From Investment Operations:
Net investment income	0.25		0.36	0.41	0.28	0.17		0.27
Net realized and unrealized gain (loss) on investments	0.04		0.75	0.27	(0.81)	0.81		1.12

Total from investment operations	0.29		1.11	0.68	(0.53)	0.98		1.39

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.43)	(0.72)		(0.37)
Distributions from net realized gains	—		—	—	(0.02)	(0.20)		(0.02)
Distributions	(0.88)		(0.32)	(0.29)	—	—		—

Total dividends and distributions	(0.88)		(0.32)	(0.29)	(0.45)	(0.92)		(0.39)

Net Asset Value, end of period	$11.77		$12.36	$11.57	$11.18	$12.16		$12.10

Total Return(a)	2.44%		9.65%	6.27%	(4.49)%	8.64%		12.86%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$536.1		$708.5	$507.7	$539.6	$362.0		$229.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.94	%(e)	0.93%	0.96%	1.01%	1.07	%(c)	1.06	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.94	%(e)	0.93%	0.96%	1.01%	1.07	%(c)	1.06	%(c)
Net investment income	3.94	%(e)	3.99%	3.64%	2.87%	2.58%		2.57%
Portfolio turnover rate	65	%(d)	120%	131%	109%	111%		196%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

(f)	Calculated based on average shares outstanding during the period.

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.74		$10.86	$10.28	$8.83	$8.35		$6.75

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.01	0.02	(0.02)	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.08)		0.88	0.56	1.47	0.49		1.61

Total from investment operations	(1.09)		0.89	0.58	1.45	0.48		1.60

Less Distributions:	(0.01)		(0.01)	—	—	—		—

Net Asset Value, end of period	$10.64		$11.74	$10.86	$10.28	$8.83		$8.35

Total Return(a)	(9.27)%		8.24%	5.64%	16.42%	5.75%		23.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,887.5		$2,147.9	$1,504.6	$337.5	$258.1		$237.1
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.97	%(e)(f)	0.96%	1.01%	1.06%	1.14	%(c)	1.16	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.97	%(e)(f)	0.96%	1.01%	1.11%	1.17	%(c)	1.16	%(c)
Net investment income (loss)	(0.18	)%(e)	0.13%	0.29%	(0.32)%	(0.07)%		(0.14)%
Portfolio turnover rate	37	%(d)	66%	35%	165%	95%		63%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes merger expenses of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

C23

Financial Highlights

(Unaudited)

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$38.84		$29.38	$27.55	$22.63	$17.45		$13.56

Income (Loss) From Investment Operations:
Net investment income	0.12		0.27	0.25	0.12	0.10		0.12
Net realized and unrealized gain on investments	5.37		11.54	3.92	6.58	5.28		4.25

Total from investment operations	5.49		11.81	4.17	6.70	5.38		4.37

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.06)	(0.20)		(0.20)
Distributions from net realized gains	—		—	—	(1.72)	—		(0.28)
Distributions	(3.30)		(2.35)	(2.34)	—	—		—

Total dividends and distributions	(3.30)		(2.35)	(2.34)	(1.78)	(0.20)		(0.48)

Net Asset Value, end of period	$41.03		$38.84	$29.38	$27.55	$22.63		$17.45

Total Return(a)	14.26%		40.51%	15.87%	31.40%	31.19%		33.52%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,164.9		$1,054.3	$590.6	$418.4	$238.1		$170.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(f)	1.00%	1.03%	1.08%	1.17	%(c)	1.17	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(f)	1.00%	1.03%	1.08%	1.17	%(c)	1.17	%(c)
Net investment income	0.69	%(f)	0.76%	0.95%	0.59%	0.49%		0.77%
Portfolio turnover rate	24	%(e)	31%	28%	47%	63%		43%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the year.

(e)	Not annualized.

(f)	Annualized.

	AST UBS Dynamic Alpha Portfolio
	Six Months Ended June 30, 2008(d)		Year Ended December 31,
			2007(d)	2006	2005	2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.77		$13.57	$12.56	$12.16	$11.07		$9.38

Income (Loss) From Investment Operations:
Net investment income	0.13		0.12	0.25	0.24	0.28		0.12
Net realized and unrealized gain (loss) on investments	(0.04)		0.19	1.09	0.56	0.94		1.69

Total from investment operations	0.09		0.31	1.34	0.80	1.22		1.81

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.40)	(0.13)		(0.12)
Distributions	(0.60)		(0.11)	(0.33)	—	—		—

Total dividends and distributions	(0.60)		(0.11)	(0.33)	(0.40)	(0.13)		(0.12)

Net Asset Value, end of period	$13.26		$13.77	$13.57	$12.56	$12.16		$11.07

Total Return(a)	0.52%		2.24%	11.14%	6.94%	11.09%		19.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$898.3		$437.1	$186.2	$202.2	$231.7		$264.8
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.12	%(f)	0.94%	0.19%	0.16%	0.14	%(c)	0.14	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.12	%(f)	0.94%	0.19%	0.16%	0.14	%(c)	0.14	%(c)
Net investment income	1.79	%(f)	0.86%	1.70%	1.72%	2.12%		1.08%
Portfolio turnover rate	32	%(e)	169%	27%	81%	93%		18%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(d)	Calculated based on average shares outstanding during the period.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C24

Supplemental Proxy Information (Unaudited)

A Special Meeting of Shareholders of the indicated Portfolios of Advanced Series Trust was held on June 23, 2008. At the Meeting held on June 23, 2008, Shareholders approved the following proposals:

For:

•	AST Aggressive Asset Allocation Portfolio

•	AST Capital Growth Asset Allocation Portfolio

•	AST Conservative Asset Allocation Portfolio

•	AST Preservation Asset Allocation Portfolio

•	AST Advanced Strategies Portfolio

To approve a subadvisory agreement between Prudential Investments LLC and Quantitative Management Associates LLC, Prudential Investment Management, Inc. and Jennison Associates LLC.

The result of the proxy solicitation on the preceding matter was as follows:

AST Aggressive Asset Allocation Portfolio:

Affirmative:	70,710,652.609
Against:	1,560,488.947
Abstain:	3,078,597.282

AST Capital Growth Asset Allocation Portfolio:

Affirmative:	821,199,760.068
Against:	43,403,814.767
Abstain:	53,617,780.399

AST Conservative Asset Allocation Portfolio

Affirmative:	305.504,668.954
Against:	12,103,912.717
Abstain:	23,204,582.243

AST Preservation Asset Allocation Portfolio:

Affirmative:	93,733,762.806
Against:	4,429,219.617
Abstain:	9,986,108.179

AST Advanced Strategies Portfolio:

Affirmative:	283,062,483.784
Against:	15,917,263.896
Abstain:	17,214,574.100

For:

•	AST American Century Strategic Allocation Portfolio

1. To approve an increase in the investment management fee rate paid to PI and AST Investment Services, Inc. by the Strategic Allocation Portfolio in connection with the implementation of a new investment strategy for the Portfolio.

2. To approve a revision to the Strategic Allocation Portfolio’s fundamental investment restriction relating to borrowing in order to permit the Portfolio to borrow money to the extent permitted by the Investment Company Act of 1940, including for investment purposes.

The result of the proxy solicitation on the preceding matter was as follows:

AST American Century Strategic Allocation Portfolio:

Proposal 1:

Affirmative:	20,139,230.935
Against:	9,111,713.001
Abstain:	2,072,981.654

Proposal 2:

Affirmative:	22,604,462.877
Against:	6,459,249.153
Abstain:	2,260,213.560

For:

•	AST Balanced Asset Allocation Portfolio

1. To approve an increase in the investment management fee rate paid to PI and AST Investment Services, Inc. (AST, and together with PI, the Co-Managers) by the Balanced Portfolio in connection with the implementation of a new investment strategy for the Portfolio.

2. To approve a subadvisory agreement among the Co-Managers and each of Quantitative Management Associates LLC (QMA), Jennison Associates LLC (Jennison), Prudential Bache Asset Management (Bache), and Prudential Investment Management, Inc. (PIM, and collectively with QMA, Jennison, and Bache, the Affiliated Subadvisers). QMA, Jennison, Bache, and PIM are affiliates of the Co-Managers.

3. To approve a revision to the Balanced Portfolio’s fundamental investment restriction relating to borrowing in order to permit the Portfolio to borrow money to the extent permitted by the Investment Company Act of 1940, including for investment purposes.

The result of the proxy solicitation on the preceding matter was as follows:

AST Balanced Asset Allocation Portfolio:

Proposal 1:

Affirmative:	586,790,943.367
Against:	291,760,076.642
Abstain:	56,487,526.213

2

Proposal 2:

Affirmative:	720,292,197.591
Against:	136,749,068.536
Abstain:	77,997,280.095

Proposal 3:

Affirmative:	700,953,108.577
Against:	165,532,913.647
Abstain:	68,552,523.998

3

Advanced Series Trust

Approval of Advisory Agreements

Introduction

The Board of Trustees (the “Board”) of Advanced Series Trust (the “Trust”) oversees the management of each of the Trust’s Portfolios (the “Portfolios”), and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (collectively referred to herein as “PI”) and each Portfolio’s subadvisory agreement(s). The Board is also responsible for the consideration and approval of any new advisory agreements.

This section of the Trust’s semi-annual report to shareholders discusses the Board’s renewal of the Trust’s existing management agreement and subadvisory agreements, as well as the Board’s approval of several amendments to the management agreement and approvals of new subadvisory agreements, during the six-month period ended June 30, 2008.

As is further explained and discussed below, at meetings of the Board held on June 9-11, 2008, the Board approved the renewal of the Trust’s existing management agreement and subadvisory agreements. In addition, at the same meetings, the Board approved several new subadvisory agreements with respect to the Trust’s Advanced Strategies Portfolio, each of the Trust’s Asset Allocation Portfolios, and the Trust’s American Century Strategic Allocation Portfolio. Lastly, at a meeting of the Board held on March 4, 2008, the Board approved a new subadvisory agreement for the Trust’s Neuberger Berman Mid-Cap Value Portfolio.

I. Renewal of Existing Management & Subadvisory Agreements

The Board, including all of the Independent Trustees, met on June 9-11, 2008 and approved the renewal of the management agreement and the existing subadvisory agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of each Portfolio and its shareholders.1

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with their deliberations, the Board considered information provided at or in advance of the June 2008 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

[1]

The Board did not consider or renew the management or subadvisory agreements with respect to the Portfolios listed below, because it approved the agreements for these Portfolios during 2007 or earlier in 2008 for an initial period of two years. The Board noted that it would consider the renewal of the agreements as part of its annual review of the Trust’s advisory agreements in 2009.

•	AST QMA US Equity Alpha Portfolio

•	AST CLS Growth Asset Allocation Portfolio

•	AST CLS Moderate Asset Allocation Portfolio

•	AST Horizon Growth Asset Allocation Portfolio

•	AST Horizon Moderate Asset Allocation Portfolio

•	AST Niemann Capital Growth Asset Allocation Portfolio

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), which serves as subadviser to the AST Money Market Portfolio, is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, which is an affiliate of PI, as its profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the AST JP Morgan International Equity Portfolio, the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio and the AST T. Rowe Price Large-Cap Growth Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

With respect to the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST T. Rowe Price Large-Cap Growth Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets these Portfolios do not realize the effect of those rate reductions. The Board took note, however, that the Portfolios’ fee structures would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

With respect to the AST JP Morgan International Equity Portfolio and the AST Neuberger Berman Mid-Cap Value Portfolio, the Board noted that the management fee schedule for each Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Portfolios’ effective fee rates reflected some of those rate reductions.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ending December 31, 2007.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2007. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios, as is specifically noted below.

In addition, the Board considered and accepted PI’s proposal to implement a tiered Administrative Service Fee waiver for the Portfolios, pursuant to which PI agreed to waive a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $500 million and below: no waiver is applicable; for a Portfolio’ average daily net assets over $500 million up to and including $750 million, the Administrative Fee is reduced to 0.09%; for a Portfolio’s average daily net assets over $750 million up to and including $1 billion, the Administrative Fee is reduced to 0.08%; and for a Portfolio’s average daily net assets over $1 billion, the Administrative Fee is reduced to 0.07%.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2007), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio had outperformed its benchmark index over the one-, three-, five- and ten-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.75%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Second Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio had outperformed its benchmark index over the one-, three- and five- year periods, though the Portfolio had underperformed its benchmark index for the ten-year period.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.50%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST JPMorgan International Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the current subadviser, JPMorgan, had assumed subdvisory duties in 2004, and that the longer-term record of the Portfolio was not attributable to JPMorgan.

•

The Board also noted PI’s assertion that JPMorgan’s focus on large cap companies with a growth bias was out of favor in the market. The Board also considered the fact that the Portfolio’s year-to-date performance through May 31, 2008 was in the top performance quartile.

•

The Board further noted that JPMorgan had been placed on the SIRG “watchlist,” and that it was reasonable to continue to evaluate performance and to renew the agreements. The Board noted in this regard that PI monitors performance of the subadvisers, reports quarterly to the Board, and recommends subadviser changes when PI determines it is in the best interest of shareholders to do so.

•	The Board concluded that it was reasonable to continue to evaluate performance and to renew the agreements.

•	The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.01%.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.18%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period and during the last quarter of 2007 and the first quarter of 2008.

•

The Board noted that the Portfolio’s current subadvisers assumed responsibility for the Portfolio in May 2005, and noted that the Portfolio’s long-term historical performance was that of a different subadviser.

•

The Board accepted PI’s recommendation that it not renew the subadvisory agreement with Neuberger Berman Management, Inc., which served as one of the Portfolio’s subadvisers, as a result of the departure of the firm’s lead portfolio manager. The Board noted in this regard that PI monitors performance of the subadvisers, reports quarterly to the Board, and recommends subadviser changes when PI determines it is in the best interest of shareholders to do so.

•

The Board concluded that it was reasonable to continue to evaluate performance and to renew the management agreement and the subadvisory agreement with Eagle Asset Management as the sole subadviser of the Portfolio.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Neuberger Berman Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Third Quartile	Second Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•

The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, although the Portfolio performed below the median peer of the Performance Universe over the three-year period.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Federated Aggressive Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	First Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subdvisory fees are reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•

The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it performed below the peer median of the Performance Universe over the three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subdvisory fees are reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Fourth Quartile	Fourth Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•

Although the Portfolio ranked in the fourth quartile over five- and ten-year periods, the Board noted that the Portfolio’s more recent performance had improved, with the Portfolio ranked in the second quartile over the one- and three-year periods. The Board also noted that the Portfolio outperformed its benchmark index over the one- and three-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST DeAM Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	—
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•

The Board noted that earlier in 2008 it had approved the reorganization (merger) of the Portfolio into the AST Small-Cap Value Portfolio, and that the reorganization was expected to occur in July 2008.

•

The Board concluded that, in view of the Portfolio’s pending reorganization, it would be in the best interest of the Portfolio and its shareholders to renew the agreements for an interim period, until completion of the reorganization.

AST Goldman Sachs Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	—
Actual Management Fee: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

Although the Portfolio ranked in the third quartile over the three- and five-year periods, the Board noted that the Portfolio’s more recent performance had improved, with the Portfolio ranked in the second quartile over the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.12%, noting the Portfolio’s improved performance.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Neuberger Berman Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Second Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, five- and ten-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.25%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Neuberger Berman Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio outperformed or performed competitively with its benchmark index over the one-, five- and ten-year periods, although it underperformed the index over the three-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.25%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Fourth Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•

Although the Portfolio ranked in the fourth and third quartiles over the five- and three-year periods, respectively, the Board noted that the Portfolio ranked in the second quartile over the one-year period and in the first quartile during the two most recent quarters ending March 2008. The Board also noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio’s current subadvisers assumed responsibility for the Portfolio in December 2005, and noted that the Portfolio’s long-term historical performance was that of a different subadviser.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.45%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	Third Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

Although the Portfolio performed below the peer median of the Performance Universe over the one-, five- and ten-year periods, the Board noted that the Portfolio ranked in the first quartile over the three-year period. The Board also noted that the Portfolio outperformed its benchmark index over the three- and five-year periods.

•	The Board noted that the Portfolio’s performance was turning, with performance in the second quartile during the first quarter of 2008.

•

The Board noted that the Portfolio’s current subadviser assumed responsibility for the Portfolio in December 2005, and noted that the Portfolio’s long-term historical performance was that of a different subadviser.

•	The Board concluded that it was reasonable to continue to monitor the Portfolio’s performance, and it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST MFS Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	Second Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.35%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Marsico Capital Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Goldman Sachs Concentrated Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Third Quartile

•

Although the Portfolio ranked in the third quartile over the three-, five- and ten-year periods, the Board noted that the Portfolio’s more recent performance had improved, with the Portfolio ranked in the second quartile over the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over the one-, three- and ten-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 0.86%, noting the Portfolio’s improved performance.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST DeAM Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	First Quartile	First Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that the Portfolio ranked in the first quartile over the three and five- year periods, although it ranked in the third quartile over the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Fourth Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Third Quartile

•

Although the Portfolio ranked below the peer median of the Peer Universe over all periods, the Board noted PI’s explanation that the Portfolio’s performance prior to March 2006 did not reflect the performance of the three current subadvisers.

•

The Board noted PI’s assertion that the Portfolio’s underperformance is due to its deep value style and that the below median returns are not indicative of PI’s performance expectations over longer periods.

•	The Board concluded that it was reasonable to continue to monitor the Portfolio’s performance, and it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board accepted PI’s recommendation to modify the existing voluntary cap on net total Portfolio expenses from 1.20% to 0.84%, to help maintain the Portfolio’s total next expense third quartile ranking.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST AllianceBernstein Core Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Third Quartile	—
Actual Management Fees: Third Quartile
Net Total Expenses: Second Quartile

•

Although the Portfolio ranked below the peer median of the Peer Universe and underperformed its benchmark index over all periods, the Board noted that PI had provided information indicating that over the five-year period, more than 90% of the funds in the Performance Universe had similarly underperformed the benchmark index. The Board also noted that, given the subadviser’s deep value style, it would be difficult for the Portfolio to beat its Lipper Universe and benchmark during periods when value is out of style in the market.

•	The Board concluded that it was reasonable to continue to monitor the Portfolio’s performance, and it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST American Century Income & Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Second Quartile	Third Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile

•

Although the Portfolio ranked in the fourth quartile over the one- and three-year periods, the Board noted PI’s explanation that the underperformance was primarily attributable to returns during the second half of 2007, when the subadviser’s investment style was not in favor. In addition, the Board noted that over the five-year period, the Portfolio ranked in the second quartile.

•	The Board concluded that it was reasonable to continue to monitor the Portfolio’s performance, and it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to implement a voluntary cap on net total Portfolio expenses of 0.87% to help maintain the Portfolio’s total net expense third quartile ranking.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST AllianceBernstein Growth & Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Third Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

Although the Portfolio ranked in the fourth quartile over the one- and three-year periods, and in the third quartile over the five-year period, the Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods.

•

The Board considered PI’s assertion that from 2002 through the first half of 2006, the Portfolio outperformed its Lipper Universe and that it was the Portfolio’s underperformance for the prior months that was reflected in the Portfolio’s rankings (even long-term rankings).

•	The Board concluded that it was reasonable to continue to monitor the Portfolio’s performance, and it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•

The Board accepted PI’s recommendation to modify the existing voluntary cap on net total Portfolio expenses from 1.45% to 0.97%, noting that the modification of the expense cap would result in a reduction in Portfolio expenses from the Portfolio’s actual expense ratio of 1.10% to the 0.97% capped expense ratio.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Second Quartile	Second Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST American Century Strategic Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•

The Board noted that, as part of a broad repositioning of the Portfolio, it had approved the termination of the Portfolio’s existing subadvisers and the appointment of new subadvisers to manage the Portfolio, as well as an increase in the Portfolio’s management fee and investment policy changes, subject to shareholder approval. In light of the planned repositioning of the Portfolio and the appointment of new subadvisers, the Board concluded that it would not consider the Portfolio’s historical performance, fees or expenses.

•

The Board concluded that, in view of the Portfolio’s pending subadviser changes, it would be in the best interest of the Portfolio and its shareholders to renew the agreements for an interim period, until the new subadvisers assumed responsibility for managing the Portfolio.

AST Advanced Strategies Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST UBS Dynamic Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Third Quartile	Second Quartile	Fourth Quartile
Actual Management Fees: Second Quartile
Net Total Expenses: Third Quartile

•

Although the Portfolio ranked below the peer median of the Performance Universe over the one-, three- and ten- year periods, the Board noted that the Portfolio’s investment objectives and investment policies were materially changed as of May 2007, and that a new subadviser assumed responsibility for the Portfolio at that time. Consequently, the Board noted that the Portfolio’s historical performance was primarily the result of another subadviser.

•	The Board concluded that it was reasonable to continue to monitor the Portfolio’s performance and to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST First Trust Balanced Target Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST First Trust Capital Appreciation Target Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST T. Rowe Price Global Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•

Although the Portfolio ranked in the third quartile over the three-, five- and ten-year periods, the Board noted that the Portfolio’s recent performance had improved, with the Portfolio ranked in the second quartile over the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Third Quartile
Actual Management Fees: Third Quartile
Net Total Expenses: Fourth Quartile

•

Although the Portfolio ranked in the third quartile over the three-, five- and ten-year periods, the Board noted that the Portfolio’s recent performance had improved, with the Portfolio ranked in the second quartile over the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over the one- and three-year periods.

•

The Board further noted that the Portfolio’s current subadviser did not assume responsibility for the Portfolio until the first quarter of 2006, and noted that most of the Portfolio’s historical performance was that of other subadvisers.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board determined that the existing voluntary cap on net total Portfolio expenses of 0.88% would be retained.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Lord Abbett Bond-Debenture Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Fourth Quartile	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•

Although the Portfolio ranked in the fourth quartile over the five-year period, the Board noted that the Portfolio’s recent performance had improved, with the Portfolio ranked in the first quartile over the one- and three-year periods. The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST PIMCO Total Return Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST PIMCO Limited Maturity Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	Second Quartile
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Aggressive Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	—	—	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreement.

•	The Board concluded that the management fee is reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	—	—	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreement.

•	The Board concluded that the management fee is reasonable in light of the services provided.

AST Conservative Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	—	—	—
Actual Management Fees: Fourth Quartile
Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fee is reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	—	—	—
Actual Management Fees: N/A*
Net Total Expenses: N/A*

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreement.

•	The Board concluded that the management fee is reasonable in light of the services provided.

*	Actual management fee and net total expense rankings are not provided by Lipper, because the number of mutual funds in the Expense Group is too small.

AST Balanced Asset Allocation Portfolio
Performance	1Year	3 Years	5 Years	10 Years
	Second Quartile	—	—	—
Actual Management Fees: First Quartile
Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board also noted that it had approved, subject to shareholder approval, a broad repositioning of the Portfolio, including the approval of new subadvisers, an increase in the Portfolio’s management fee rate and investment policy changes.

•

The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreement for an interim period, until shareholder approval of the management fee increase and the other proposals was obtained.

•	The Board concluded that the management fee is reasonable in light of the services provided.

II. Approval of New Subadvisory Agreement: AST Advanced Strategies Portfolio & AST Asset Allocation Portfolios

At the meetings of the Board held on June 9-11, 2008, the Board approved a new subadvisory agreement (the “Subadvisory Agreement”) between PI and each of QMA, Jennison and PIM (jointly referred to as the “Subadvisers”), with respect to the following Portfolios of the Trust:

•	AST Advanced Strategies Portfolio

•	AST Aggressive Asset Allocation Portfolio

•	AST Capital Growth Asset Allocation Portfolio

•	AST Conservative Asset Allocation Portfolio

•	AST Preservation Asset Allocation Portfolio

In advance of the meetings on June 9-11, 2008, at a telephonic meeting of the Board on April 21, 2008 at which a majority of the Trustees were in attendance (including a majority of the Independent Trustees), and subject to in-person approval by a majority of the Independent Trustees at the June 9-11 2008 meetings, the Board considered whether the approval of the Subadvisory Agreement with the Subadvisers was in the best interests of the Portfolios and their shareholders. Before approving the Subadvisory Agreement, the Trustees received a formal presentation from PI, reviewed materials regarding the organizational structure of QMA, Jennison and PIM, and reviewed materials regarding the investment performance and portfolio management team of QMA.

In making the determination to propose the addition of the Subadvisers, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information and reached the following conclusions.

The Board considered that PI initially intends to delegate to QMA the responsibility for the following Additional Services: (i) allocating each Portfolio’s assets across various asset classes, investment categories and subadvisers consistent with each Portfolio’s risk/return balance, and reviewing and adjusting these allocations from time to time in its discretion. The Board also considered that PI initially intends to delegate to QMA the responsibility for the following Management Services for the Advanced Strategies Portfolio: providing day-today management of the Advanced Strategies II investment category of the Portfolio, which invests primarily in exchange-traded funds. The Board also considered that PI will seek Board approval before it delegates any advisory responsibilities to Jennison or PIM under the Subadvisory Agreement. The Subadvisory Agreement was approved by shareholders on June 23, 2008.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services that would be provided to the Portfolios by QMA under the Subadvisory Agreement, noting that QMA will be required to provide certain asset allocation and other portfolio management services and comply with all Portfolio policies and applicable rules and regulations. The Board also received and considered information regarding the nature and extent of services that would be provided to the Portfolio by QMA under the Subadvisory Agreement.

With respect to the quality of services, the Board considered, among other things, the background and experience of QMA’s senior management and the expertise of, and amount of attention expected to be given to the Portfolios by QMA’s portfolio management team. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolios. The Board was also provided with information pertaining to QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to QMA. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to QMA, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire QMA.

The Board concluded that there was a reasonable basis on which to conclude that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolios by QMA.

The Board also considered that Jennison and PIM already serve as Subadvisers to other Portfolios of the Trust. The Board also considered that PI will seek Board approval prior to delegating any advisory responsibilities to Jennison or PIM under the proposed agreement and the fact that the Board will have the opportunity at that time to review the exact nature, quality and extent of services to be provided under the proposed delegation.

Investment Subadvisory Fee Rates

The Board considered that the proposed subadvisory fee rate payable by PI to the subadvisers under the Subadvisory Agreement is comparable to or lower than the fee payable to the subadvisers under the existing subadvisory agreements for mutual funds with investment objectives similar to the Portfolios. The Board noted, however that the Subadvisory Agreement, if approved by shareholders, would not change the overall advisory fee paid by a Portfolio to PI. Therefore, the proposal will not affect the fees borne by shareholders.

Profitability

Because the engagement of the Subadvisers for any additional services to the Portfolios is new, there is no historical profitability with regard to its arrangements with the Portfolios. As a result, this factor was not considered by the Board. The Board noted that it will consider profitability as part of any future annual review of the Subadvisory Agreement.

Economies of Scale

The Board considered the potential for the Subadvisers to experience economies of scale as each Portfolio grows in size. The Board noted that it will consider economies of scale as part of any future annual review of the Subadvisory Agreement.

Other Benefits to Subadvisers

The Board considered potential ancillary benefits anticipated to be received by the Subadvisers and their affiliates as a result of their relationship with each Portfolio. The Board concluded that the potential benefits to be derived by the Subadvisers included potential access to additional research resources, larger assets under management and benefits to their reputations, which were consistent with the types of benefits generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by PI and QMA at the meeting, the Board concluded that approving the Subadvisory Agreement with the Subadvisers was in the best interests of each Portfolio and its shareholders.

III. Approval of Amended Management Agreement & New Subadvisory Agreements: AST Balanced Asset Allocation Portfolio

At the meetings of the Board held on June 9-11, 2008, the Board approved an amendment to the management agreement (“Amended Management Agreement”) between PI and the Trust with respect to the AST Balanced Asset Allocation Portfolio (“Balanced Portfolio”). At the same meetings, the Board also approved several new subadvisory agreements (the “Subadvisory Agreements”) between PI and each of QMA, PIM, Jennison, Prudential Bache Asset Management (“Bache”), Pacific Investment Management Company LLC (“PIMCO”), Credit Suisse Securities (USA) LLC (“Credit Suisse”) and Mellon Capital Management Corp. (“Mellon”) (jointly referred to as the “New Subadvisers”) with respect to the Balanced Portfolio. QMA, PIM, Jennison, and Bache are each affiliates of PI (jointly referred to as the “Affiliated New Subadvisers”). Credit Suisse, PIMCO and Mellon are not affiliated with PI (jointly referred to as the “Unaffiliated New Subadvisers”).

In advance of the meetings on June 9-11, 2008, at a telephonic meeting of the Board on April 21, 2008 at which a majority of the Trustees were in attendance (including a majority of the Independent Trustees), and subject to in-person approval by a majority of the Independent Trustees at the June 9-11, 2008 meetings, the Board considered whether the approval of the Amended Management Agreement and the Subadvisory Agreements was in the best interests of the Balanced Portfolio and its shareholders.

The Board considered that the Amended Management Agreement and the Subadvisory Agreements were part of a proposal by PI to implement a broad re-positioning of the Portfolio which would increase the Balanced Portfolio’s management fee rate, change the Portfolio’s investment advisory arrangements, as well as change the Balanced Portfolio’s investment objective, investment policies, performance benchmarks, investment strategy, and change the Balanced Portfolio’s name to the AST Academic Strategies Asset Allocation Portfolio “Academic Strategies Portfolio”). In advance of the April Board Meeting, the Trustees received materials relating to all aspects of the Balanced Portfolio repositioning and had the opportunity to ask questions and request additional information in connection with their consideration of the Portfolio repositioning, particularly the proposed increased investment management fee rate. The materials included, among other things, a comparative analysis of the current investment management fee rate for the Balanced Portfolio and the investment management fee rates paid by mutual funds with investment policies and strategies similar to those of the Balanced Portfolio (i.e., variable insurance product funds in the Lipper Mixed-Asset Target Allocation Growth Category), as well as a comparative analysis of the proposed investment management fee rate for the AST Academic Strategies Portfolio and the investment management fee rates paid by mutual funds with an investment objective similar to that of the AST Academic Strategies Portfolio (i.e., variable insurance product funds in the Lipper Flexible Category).

The Amended Management Agreement and the Subadvisory Agreements between PI and each of QMA, PIM and Jennison were approved by shareholders on June 23, 2008. The material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Management Agreement and the Subadvisory Agreements are discussed separately below.

Approval of Amended Management Agreement:

Reasons for an Increased Investment Management Fee Rate

PI proposed to increase the investment management fee rate for the Balanced Portfolio in order to make several changes to the Portfolio. In particular, an increased investment management fee rate would enable the Co-Managers to add the New Subadvisers to the Portfolio. It is expected that the New Subadvisers will implement new investment strategies for the Portfolio. Pursuant to these investment strategies, the Balanced Portfolio would no longer be a “fund of funds” that focused exclusively on gaining exposure to traditional asset classes such as equity and fixed-income securities. Instead, the Balanced Portfolio would invest in combinations of Underlying Trust Funds, Underlying Non-Prudential Funds, securities, and derivatives on a global basis to gain exposure to traditional and non-traditional asset classes and the related investment categories and strategies. The Balanced Portfolio currently does not provide exposure to non-traditional asset classes.

In order for the Academic Strategies Portfolio to use these asset classes and pursue these global investment strategies, PI and the New Subadvisers must intensively research and analyze global political, financial, macroeconomic, currency, and sector issues and the characteristics of the different global capital markets. In turn, the use of these sophisticated investment strategies will entail a significant increase in the amount of time, investment due diligence, compliance and investment oversight, and attention that will be required of PI. In short, PI believes that the proposed increased investment management fee is appropriate due to the increased costs to be incurred by PI in managing the Portfolio under the proposed investment mandate.

The Board also noted that implementation of the new subadvisory arrangements outlined above would result in the payment of subadvisory fees by PI to the New Subadvisers. The Board noted that the increased management fee would not be wholly retained by PI, but instead would be used by PI in part to compensate the New Subadvisers for their day-to-day management of a portion of the Academic Strategies Portfolio’s assets.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Balanced Portfolio by PI under the current Management Agreement and the nature and extent of services to be provided to the Academic Strategies Portfolio by PI and the New Subadvisers under the Amended Management Agreement. The Board considered PI’s’ representation that the nature and extent of services to be provided under the Amended Management Agreement would be greater than that provided under the current Management Agreement, due to the increased oversight, time and expense which will be required to properly manage the Portfolio after it is transitioned from a traditional “fund of funds” to a hybrid “fund of funds” that provides global investment diversification and exposure to non-traditional asset classes and investment strategies.

The Board concluded that it was satisfied with the nature, extent, and quality of the investment advisory services expected to be provided to the Portfolio by PI and the New Subadvisers under the amended Management

Agreement, and that there was a reasonable basis on which to conclude that Fund shareholders would benefit from the quality of investment advisory services to be provided by PI and the New Subadvisers under the Amended Management Agreement.

Historical Investment Performance of the Balanced Portfolio and the New Subadvisers

The Board did not consider the historical investment performance of the Balanced Portfolio as a factor in approving the Amended Management Agreement. The Board noted that the current Management Agreement had been considered and renewed by the Board in June 2007 as part of its annual consideration of the renewal of the Balanced Portfolio’s investment management agreement, and that it had considered the Portfolio’s historical investment performance at that time.

The Board also considered that it was approving new subadvisory arrangements for the Portfolio and that the New Subadvisers would be implementing their respective investment strategies for the Portfolio. PI informed the Board that neither it nor any of the New Subadvisers manage any funds or pooled investment vehicles that use all of the above-described asset classes and investment strategies within any one fund. As a result, PI could not provide the Board with any directly comparable investment performance at the April Board Meeting. With the exception of Bache, which has not yet formally launched operations, each New Subadviser does, however, manage one or more funds or pooled investment vehicles based solely on one of the above-described investment strategies. PI provided the Board with historical investment performance information for comparable funds and/or composites with meaningful track records that are managed by the New Subadvisers. In this context, a “composite” is a standardized aggregation of one or more portfolios into a single group that represents a particular investment objective or strategy. PI also provided the Board with performance information for the Bache Commodity Index . PI made no representation that the performance of any one such strategy within a multi-strategy fund would have been comparable to its performance as a stand-alone fund. The Board noted that the relevant funds and/or composites outperformed their respective benchmark indexes during certain time periods presented.

Investment Management Fee Rates

Lipper, Inc. (Lipper), an independent provider of investment performance and expense information to mutual funds and their boards of directors/trustees, classifies the Academic Strategies Portfolio, along with twenty-four other comparable funds, as Flexible Funds. The materials provided to the Board in advance of the April Board Meeting indicated that: (i) the median investment management fee for the Flexible Funds was lower than the proposed investment management fee rate for the Academic Strategies Portfolio and (ii) the proposed investment management fee rate for the Academic Strategies Portfolio would rank in the fourth quartile (i.e., most expensive) for the Flexible Funds.

PI explained to the Board that Lipper’s inclusion of the Academic Strategies Portfolio in the Lipper Flexible category was not entirely appropriate because the Lipper Flexible Funds generally do not focus on non-traditional asset classes and strategies to a significant extent. The Co-Managers also explained to the Board that the investment in non-traditional asset classes and the use of sophisticated investment strategies on a consistent basis requires an increase in the amount of time and resources required when compared to typical multi-asset class funds. The Board also considered that the New Subadvisers’ investment strategies offered shareholders the potential for greater risk-adjusted returns. In addition, PI maintained that the Academic Strategies Portfolio will be a distinctive offering within the variable insurance product marketplace and that it should be evaluated accordingly. Based on the foregoing, the Board concluded that the proposed investment management fee rate was reasonable under the circumstances.

PI’s Profitability

The Board did not consider the profitability of PI under the Amended Management Agreement, because it was not possible to determine or calculate any additional or different profitability until the increased management fee was in effect for a meaningful period of time.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board considered the potential for PI to experience economies of scale as the Portfolio grows in size. The Board considered that the Amended Management Agreement and certain of the new subadvisory arrangements would not provide breakpoints (that is, reductions in the investment management fee rate as the size of the Portfolio increases). The Board also considered that certain of the new subadvisory fee arrangements would include breakpoints in the fee rate paid by PI to the relevant New Subadvisers, and that such subadvisory breakpoints would reduce the subadvisory fee rate paid by PI if the Portfolio increased in size. The Board noted that it would consider economies of scale as part of any future annual review of the Amended Management Agreement.

Other Benefits to PI

The Board considered potential ancillary benefits that might be received by PI and its affiliates as a result of its relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the benefits derived by PI were consistent with the types of benefits generally derived by investment managers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentation made by PI at the April Board Meeting, the Board concluded that approving the increased management fee rate was in the best interests of the Portfolio and its shareholders.

Approval of New Subadvisory Agreements:

In advance of the April Board Meeting, the Trustees received materials relating to all aspects of the proposed new subadvisory agreement between PI and each of QMA, PIM, Jennison and Bache (the “Affiliated Subadvisory Agreement”), as well as the proposed new subadvisory agreements between PI and each of PIMCO, Credit Suisse and Mellon (the “Unaffiliated Subadvisory Agreements”) and had the opportunity to ask questions and request additional information in connection with their consideration of the Subadvisory Agreements.

Before approving the Subadvisory Agreements, the Trustees received a formal presentation from PI, reviewed materials regarding the organizational structure of each Affiliated New Subadviser and each Unaffiliated New Subadviser, reviewed materials regarding the historical investment performance of the investment strategies to be used by QMA, Jennison, Bache, PIMCO, Credit Suisse and Mellon, and reviewed the qualifications of the relevant portfolio management teams from each.

With respect to the Affiliated Subadvisory Agreement as a threshold matter, the Board considered that PI: (i) currently intended to engage only QMA, Jennison, and Bache to provide investment advisory services for the Portfolio; (ii) currently did not intend to engage PIM to provide any investment advisory services for the Portfolio; (iii) may in the future elect to utilize QMA, Jennison, and/or Bache to provide additional investment advisory services to any or all of the Portfolio at subadvisory fee rates to be determined, subject to further Board approval; and (iv) may in the future elect to utilize PIM to provide investment advisory services to any or all of the Portfolio at subadvisory fee rates to be determined, subject to further Board approval.

The additional material factors and conclusions that formed the basis for the Trustees’ determination to approve the Subadvisory Agreements are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services that would be provided by QMA, Jennison, Bache, PIMCO, Credit Suisse and Mellon under the Subadvisory Agreements. It is expected that QMA will perform Management Services and Additional Services for the Portfolio and that Jennison and Bache will perform Management Services for the Portfolio. Each New Subadviser is required to comply with all investment policies and restrictions and all applicable laws, rules, and regulations in connection with the performance of these investment advisory services.

With respect to the quality of services, the Board considered, among other things, the background and experience of the senior management of each New Subadviser and the expertise of, and amount of attention expected to be given to the Portfolio by their respective portfolio management teams. The Board also reviewed the qualifications, backgrounds and responsibilities of the portfolio managers from each New Subadviser who would be responsible for the day-to-day management and operation of the Portfolio.

The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the New Subadvisers. The Board also considered that PIM, QMA, Jennison and PIMCO already serve as subadvisers to other portfolios of the Trust and other portfolios of The Prudential Series Fund. The Board also considered that PI will seek Board approval prior to delegating any additional investment advisory responsibilities to QMA, Jennison, or PIM under the Affiliated Subadvisory Agreement and that the Board would have the opportunity at that time to review the exact nature, quality, and extent of services to be provided under the proposed delegation.

In light of the foregoing, the Board concluded that there was a reasonable basis on which to conclude that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by the New Subadvisers.

Investment Subadvisory Fee Rates

The Board considered that the proposed subadvisory fee rates payable by PI to the Affiliated New Subadvisers under the Affiliated Subadvisory Agreement are comparable to the subadvisory fee rates payable to the Affiliated New Subadvisers for pooled investment vehicles or private accounts with investment objectives similar to the Portfolio. Similarly, the Board considered that the proposed subadvisory fee rates payable by PI to the Unaffiliated New Subadvisers under the Unaffiliated Subadvisory Agreements are comparable to the fee rates charged by the Unaffiliated Subadvisers for direct management of most portfolios for which they provide subadvisory services.

Profitability

Because the engagement of each New Subadviser for the Portfolio is new, there was no historical profitability information for the Board to review in connection with their consideration of the Subadvisory Agreements. As a result, this factor was not considered by the Board. The Board noted that it would consider profitability as part of any future annual review of the Subadvisory Agreements.

Economies of Scale

The Board considered the potential for the New Subadvisers to experience economies of scale as the Portfolio grows in size. The Board considered that the proposed subadvisory fees for Jennison, Bache, Credit Suisse and Mellon would include breakpoints in the fee rate paid by PI, and that these subadvisory breakpoints would reduce that fee rate if the Portfolio increased in size. The Board noted that subadvisory breakpoints would have the effect of reducing the fee amounts paid by PI to the New Subadvisers, which would benefit PI, but would not result in any reduction in the management fee paid by the Portfolio to PI. The Board also considered that the proposed subadvisory fees for QMA and PIMCO would not include breakpoints in the fee rate paid by PI. The Board noted that it would consider economies of scale as part of any future annual review of the Subadvisory Agreements.

Other Benefits to New Subadvisers

The Board considered potential ancillary benefits anticipated to be received by each New Subadviser and their affiliates as a result of their relationship with the Portfolio. The Board concluded that the potential benefits to be derived by the New Subadvisers Subadvisers included potential access to additional research resources, larger assets under management and benefits to their reputations, which were consistent with the types of benefits generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by PI at the April Board Meeting, the Board concluded that approving the Affiliated Subadvisory Agreement and the Unaffiliated Subadvisory Agreements was in the best interests of the Portfolio and its shareholders.

IV. Approval of Amended Management Agreement & New Subadvisory Agreement: AST American Century Strategic Allocation Portfolio

At the meetings of the Board held on June 9-11, 2008, the Board approved an amendment to the management agreement (“Amended Management Agreement”) between PI and the Trust with respect to the AST American Century Strategic Allocation Portfolio (“Portfolio”). At the same meetings, the Board also approved a new subadvisory agreement (the “Subadvisory Agreement”) between PI and each of Schroder Investment Management North America, Inc.(“Schroders”) and Schroder Investment Management North America, Limited (“SIMNA Ltd.” and collectively with Schroders, the “New Subadvisers”).

In advance of the meetings on June 9-11, 2008, at a telephonic meeting of the Board on April 21, 2008 at which a majority of the Trustees were in attendance (including a majority of the Independent Trustees), and subject to in-person approval by a majority of the Independent Trustees at the June 9-11, 2008 meetings, the Board considered whether the approval of the Amended Management Agreement and the Subadvisory Agreement was in the best interests of the Portfolio and its shareholders.

The Board considered that the Amended Management Agreement and the Subadvisory Agreement were part of a proposal by PI to implement a broad re-positioning of the Portfolio which would increase the Portfolio’s management fee rate, change the Portfolio’s investment advisory arrangements and fundamental and non-fundamental investment policies, as well as change the Portfolio’s investment objective, performance benchmarks, investment strategy, and change the Portfolio’s name to AST Schroders Multi-Asset World Strategies Portfolio (“World Strategies Portfolio”). In advance of the April Board Meeting, the Trustees received materials relating to all aspects of the Portfolio repositioning and had the opportunity to ask questions and request additional information in connection with their consideration of the Portfolio repositioning, particularly the proposed increased investment management fee rate. The materials included, among other things, a comparative analysis of the current investment management fee rate for the Portfolio and the investment management fee rates paid by mutual funds with investment policies and strategies similar to those of the Portfolio (i.e., variable insurance product funds in the Lipper Mixed-Asset Target Allocation Moderate Category), as well as a comparative analysis of the proposed investment management fee rate for the World Strategies Portfolio and the investment management fee rates paid by mutual funds with an investment objective similar to that of the World Strategies Portfolio (i.e., variable insurance product funds in the Lipper Flexible Category).

The Amended Management Agreement was approved by shareholders on June 23, 2008. The material factors and conclusions that formed the basis for the Trustees’ determination to approve the Amended Management Agreement and the Subadvisory Agreement are discussed separately below.

Approval of Amended Management Agreement:

Reasons for an Increased Investment Management Fee Rate

PI proposed the increased investment management fee rate for the Portfolio to the Board in order to make several changes to the Portfolio. In particular, an increased investment management fee rate would enable PI to retain Schroders and SIMNA Ltd. as subadvisers to the Portfolio. As subadvisers, Schroders and SIMNA Ltd. would implement their investment strategy for the Portfolio. Pursuant to this investment strategy, the Portfolio would no longer focus solely on traditional asset classes such as equity and fixed income securities. Instead, the Portfolio would invest substantially all of its assets in traditional and alternative asset classes on a global basis, and would utilize complex portfolio construction strategies. The Portfolio does not invest in alternative asset classes and it does not use these sophisticated investment strategies, including derivatives. The Board considered PI’s assertion that the use of the New Subadvisers’ investment strategy would entail an increase in the amount of time, oversight and attention that would be required of both PI and the New Subadvisers.

In order to use these asset classes and pursue these global investment strategies, the New Subadvisers must intensively research and analyze global political, financial, macro-economic, currency, and sector issues and the characteristics of the different global capital markets. In turn, the use of these sophisticated investment strategies will entail a significant increase in the amount of time, investment due diligence, compliance and investment oversight, and attention that will be required of PI. In short, PI believes that the proposed increased investment management fee is appropriate due to the increased costs to be incurred by PI and the New Subadvisers in managing and subadvising the Portfolio, respectively, under the proposed investment mandate.

The Board also noted that the new subadvisory agreements with Schroders and SIMNA Ltd. would result in the payment of subadvisory fees to Schroders by PI and the payment of sub-subadvisory fees from Schroders to SIMNA Ltd. The subadvisory fees to be received by the New Subadvisers would be reflective of the oversight required to manage a multi-asset class global fund that uses complex portfolio construction combining traditional asset classes with alternative investments, manager research, and active asset allocation using derivatives. To that end, the Board noted that the increased management fee would not be wholly retained by PI, but instead would be used by the Co-Managers in part to compensate the New Subadvisers for their day-to-day management of the World Strategies Portfolio’s assets.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by PI under the current Management Agreement and the nature and extent of services to be provided to the World Strategies Portfolio by PI and the New Subadvisers under the Amended Management Agreement. The Board considered PI’s representation that the nature and extent of services to be provided under the Amended Management Agreement would be greater than that provided under the current Management Agreement, due to the increased oversight, time and expense which will be required to properly manage the Portfolio after it is transitioned from a traditional asset allocation fund to a multi-asset class global fund that uses complex portfolio construction combining traditional asset classes with alternative investments, manager research, and active asset allocation using derivatives.

The Board concluded that it was satisfied with the nature, extent, and quality of the investment advisory services expected to be provided to the Portfolio by PI and the New Subadvisers under the Amended Management Agreement, and that there was a reasonable basis on which to conclude that Portfolio shareholders would benefit from the quality of investment advisory services to be provided by PI and the New Subadvisers under the Amended Management Agreement.

Historical Investment Performance of the Strategic Allocation Portfolio

The Board did not consider the historical investment performance of the Portfolio as a factor in approving the amended Management Agreement. The Board noted that the current Management Agreement had been considered and renewed by the Board in June 2007 as part of its annual consideration of the renewal of the Portfolio’s investment management agreement, and that it had considered the Portfolio’s historical investment performance at that time.

The Board also considered that it was approving Schroders and SIMNA Ltd. as subadvisers for the Portfolio and that Schroders and SIMNA Ltd. would be implementing a new investment strategy for the Portfolio. PI provided information to the Board concerning the historical investment performance of a retail mutual fund managed by Schroders and SIMNA Ltd. that has investment objectives and policies that are substantially similar to the projected investment objectives and policies for the World Strategies Portfolio and certain composite performance information as well. The Board noted that, although operating only for a short time, the fund and the composite generally outperformed its benchmark index for the period from inception to December 31, 2007.

Investment Management Fee Rates

Lipper, Inc. (Lipper), an independent provider of investment performance and expense information to mutual funds and their boards of directors/trustees, classifies the World Strategies Portfolio, along with twenty-four other comparable funds, as Flexible Funds. The materials provided to the Board in advance of the April Board Meeting indicated that: (i) the median investment management fee for the Flexible Funds was lower than the proposed investment management fee rate for the World Strategies Portfolio and (ii) the proposed investment management fee rate for the World Strategies Portfolio would rank in the fourth quartile (i.e., most expensive) for the Flexible Funds. Additional Lipper materials provided to the Board in advance of the April Board Meeting indicated that (i) the median investment management fee for the Mixed-Asset Target Allocation Moderate Funds was lower than the current investment management fee rate for the Portfolio and (ii) the current investment management fee rate for the Portfolio would rank in the fourth quartile (i.e., most expensive) for the Mixed-Asset Target Allocation Moderate Funds.

PI explained to the Board that Lipper’s inclusion of the World Strategies Portfolio in the Lipper Flexible category was not entirely appropriate because the Lipper Flexible Funds generally do not focus on alternative asset classes or global market exposure and strategies to any significant extent. PI also explained to the Board that the investment in alternative asset classes and the use of sophisticated investment strategies on a consistent basis requires an increase in the amount of time and resources required when compared to typical multi asset-class funds. The Board also considered that the New Subadvisers investment strategy offered shareholders the potential for greater risk-adjusted returns. In short, PI believes that the proposed increased investment management fee will reflect the increased costs to be incurred by it and the New Subadvisers, in managing and subadvising the Portfolio, respectively, under the proposed investment mandate. In addition, PI maintained that the World Strategies Portfolio will be a distinctive offering within the variable insurance product marketplace and that it should be evaluated accordingly. Based on the foregoing, the Board concluded that the proposed investment management fee rate was reasonable under the circumstances.

PIs’ Profitability

The Board did not consider the profitability of PI under the Amended Management Agreement, because it was not possible to determine or calculate any additional or different profitability until the increased management fee was in effect for a meaningful period of time.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board considered the potential for PI to experience economies of scale as the Portfolio grows in size. The Board considered that the amended Management Agreement would not provide breakpoints (that is, reductions in the investment management fee rate as the size of the Portfolio increases), that the new subadvisory fee arrangements would include breakpoints in the fee rate paid by PI to the New Subadvisers, and that the subadvisory breakpoints would reduce the subadvisory fee rate paid by PI if the Portfolio increased in size. The Board noted that it would consider economies of scale as part of any future annual review of the Management Agreement.

Other Benefits to PI or its affiliates from serving as co-investment managers

The Board considered potential ancillary benefits that might be received by PI and its affiliates as a result of its relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the benefits derived by PI were consistent with the types of benefits generally derived by investment managers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentation made by PI at the meeting, the Board concluded that approving the increased management fee rate was in the best interests of the Portfolio and its shareholders.

Approval of New Subadvisory Agreements:

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio by Schroders and SIMNA Ltd. under the Subadvisory Agreement, noting that Schroders and SIMNA Ltd. will be required to provide certain portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of Schroders and SIMNA Ltd.’s senior management and the expertise of, and amount of attention expected to be given to the Portfolio by Schroders and SIMNA Ltd.’s portfolio management team. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-today management of the Portfolio. The Board was also provided with information pertaining to Schroders and SIMNA Ltd.’s organizational structure, senior management, investment operations, and other relevant information pertaining to Schroders and SIMNA Ltd. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to Schroders and SIMNA Ltd., summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire Schroders and SIMNA Ltd.

The Board concluded that there was a reasonable basis on which to conclude that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by Schroders and SIMNA Ltd.

Historical Investment Performance of the Strategic Allocation Portfolio

The Board did not consider the historical investment performance of the Portfolio as a factor in approving the Subadvisory Agreement. The Board also considered that it was approving Schroders and SIMNA Ltd. as subadvisers for the Portfolio and that Schroders and SIMNA Ltd. would be implementing a new investment strategy for the Portfolio. PI provided information to the Board concerning the historical investment performance of a retail mutual fund managed by Schroders and SIMNA Ltd. that has investment objectives and policies that are substantially similar to the projected investment objectives and policies for the World Strategies Portfolio and certain composite performance information as well. The Board noted that, although operating only for a short time, the fund and the composite generally outperformed its benchmark index for the period from inception to December 31, 2007.

Investment Subadvisory Fee Rates

The Board considered that the proposed subadvisory fee rate payable by PI to Schroders and SIMNA Ltd. under the Subadvisory Agreement is lower than the fee rate charged by Schroders and SIMNA Ltd. for direct management of substantially similar portfolios for which it provides subadvisory services.

Profitability

Because the engagement of the New Subadvisers for the Portfolio is new, there is no historical profitability with regard to its arrangements with the Portfolio. As a result, this factor was not considered by the Board. The Board noted that it will consider profitability as part of any future annual review of the Subadvisory Agreement.

Economies of Scale

The Board considered the potential for the New Subadvisers to experience economies of scale as the Portfolio grows in size. The Board noted that the proposed subadvisory fees for Schroders and SIMNA Ltd. would include breakpoints in the fee rate paid by PI, and that these subadvisory breakpoints would reduce that fee rate if the Portfolio increased in size. The Board noted that it will consider economies of scale as part of any future annual review of the Subadvisory Agreement.

Other Benefits to Subadvisers

The Board considered potential ancillary benefits anticipated to be received by the New Subadvisers and their affiliates as a result of their relationship with the Portfolio. The Board concluded that the potential benefits to be derived by the New Subadvisers included potential access to additional research resources, larger assets under management and benefits to their reputations, which were consistent with the types of benefits generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by PI at the meeting, the Board concluded that approving the Subadvisory Agreement with the New Subadvisers was in the best interests of the Portfolio and its shareholders.

V. Approval of New Subadvisory Agreement: AST Neuberger Berman Mid-Cap Value Portfolio

At meetings of the Board held on March 4, 2008, the Board approved a new subadvisory agreement (the “Subadvisory Agreement”) between PI and LSV Asset Management (“LSV”) with respect to the AST Neuberger Berman Mid-Cap Value Portfolio (“Portfolio”).

The Board considered whether the approval of the Subadvisory Agreement with LSV was in the best interests of the Portfolio and its shareholders. Before approving the Subadvisory Agreement, the Trustees received a formal presentation from PI, reviewed materials regarding the organizational structure of LSV and reviewed materials regarding the investment performance and portfolio management team of LSV.

Reasons for Recommending a New Subadvisory Agreement

PI recommended to the Board that it approve a new subadvisory agreement with LSV with respect to the Portfolio based on an analysis and recommendation by SIRG to diversify the management of the Portfolio’s assets by adding a new subadviser utilizing investment strategies different than those followed by the Portfolio’s existing subadviser, Neuberger Berman Management, Inc. (“Neuberger Berman”).

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the Subadvisory Agreement are discussed separately below.

Nature, Quality and Extent of Services

With respect to the LSV, the Board noted that in connection with the renewal of the subadvisory agreements for certain Prudential insurance funds subadvised by LSV, it had received and considered information about LSV at its June 20-21, 2007 meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by LSV under the subadvisory agreements for those other funds. The Board also received and considered information regarding the nature and extent of services provided to the Portfolio by Neuberger Berman under the current subadvisory agreement and those that would be provided to the Portfolio by LSV under the new subadvisory agreement. The Board noted that that the nature and extent of services under the current and new subadvisory agreements were generally similar in that Neuberger Berman and LSV were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and all applicable laws, rules, and regulations.

With respect to the quality of services, the Board further considered, among other things, the background and experience of LSV’s portfolio management team. The Board met in person with representatives of LSV and reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolio. The Board was also provided with information pertaining to LSV’s organizational structure, senior management, investment operations, and other relevant information pertaining to LSV. The Board noted that it received a favorable compliance report from the Trust’s Chief Compliance Officer (CCO) as to LSV.

In light of the foregoing, the Board concluded that it was satisfied with the nature, extent, and quality of the investment subadvisory services anticipated to be provided to the Portfolio by LSV and that there was a reasonable basis upon which to conclude that the quality of investment subadvisory services to be provided by LSV under the new subadvisory agreement should equal the quality of similar services provided by Neuberger Berman under the current subadvisory agreement and the quality of similar services provided by LSV under the current subadvisory agreements for the other Prudential insurance funds subadvised by LSV.

Performance

With respect to the Portfolio, the Board received and considered information about the Portfolio’s historical performance. With respect to LSV, the Board considered the performance of other accounts managed by LSV utilizing an investment style and strategy similar to that proposed for the Portfolio, noting that on a long term basis LSV had generally outperformed the applicable index and the median manager in the relevant peer group over seven-year time periods (although not over shorter time periods). The Board considered the fact that significant underperformance in the most recent period was caused largely by the fact that the deep value style utilized by LSV was not in favor in the market. The funds included in the peer group are objectively determined solely by Lipper, Inc., an independent provider of investment company data. The Board further noted the recommendation of the Manager that the Portfolio add LSV as a subadviser.

Investment Subadvisory Fee Rate

The Board considered the proposed subadvisory fee rate payable by PI to LSV under the Subadvisory Agreement, which calls for a fee rate of 0.40% of the Portfolio’s average daily net assets to $250 million and 0.35% of the Portfolio’s average daily net assets over $250 million. The Board also considered the subadvisory fee rates charged by LSV to other investment companies for which LSV serves as investment adviser or subadviser. As a result of the above considerations, the Board concluded that LSV’s proposed subadvisory fee rate under the Subadvisory Agreement was reasonable.

Profitability

Because the engagement of LSV is new, there is no historical profitability with regard to its arrangements with the Portfolio. As a result, the Board did not consider this factor with respect to the Portfolio. The Board also noted that it will consider profitability as part of any future annual review of the Subadvisory Agreement.

Economies of Scale

The Board considered information about the potential of the Manager and LSV to experience economies of scale as the Portfolio grows in size. The Board considered that the proposed subadvisory fee for LSV would include breakpoints in the fee rate paid by PI to LSV, and that the subadvisory breakpoints would reduce that fee rate if the Portfolio increased in size. The Board noted that it would consider economies of scale as part of any future annual review of the Subadvisory Agreement.

Other Benefits to the Subadviser or its Affiliates from Serving as Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by LSV and its affiliates as a result of LSV’s subadvisory relationship with the Portfolio. The Board concluded that any potential benefits to be derived by LSV included potential access to additional research resources, larger assets under management and benefits to the reputation, which were consistent with those generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Board of Trustees and the presentations made by PI and LSV, the Board concluded that approving the new subadvisory agreement between PI and LSV was in the best interests of the Portfolio and its shareholders.

The Prudential Insurance Company of America
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AST

Prudential

ADVANCED SERIES℠ TRUST

Financial Statements
For the Semi-Annual Period Ended
June 30, 2008

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Advanced Series Trust	Semiannual Report	June 30, 2008

Table of Contents

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2008

■	DEAR CONTRACT OWNER

A primary goal at Prudential is to help ensure our clients’ ongoing financial security. The Advanced Series Trust semiannual report provides insight to our progress and information on how we accomplish this goal throughout the year.

As always, we want to remind you of the benefits of diversifying your investment portfolio. Especially now, as we experience a new level of market instability, diversification is a critical factor in protecting your investments. Diversification is the best way to balance risk and return, thereby helping to protect your funds when asset classes fluctuate. This method of investing can also help you achieve your long-term financial goals. Please keep in mind that diversification does not assure a profit or protect against loss in declining markets.

The first step in creating a diversified investment portfolio is to contact your financial professional. He or she will help you develop a comprehensive mix of assets that will be evaluated periodically over time with a focus on your financial objectives.

Thank you for selecting Prudential for your financial needs. We value your business and appreciate your trust as we help you prepare for the future.

Sincerely,

David R. Odenath, Jr.

President,

Advanced Series Trust	July 31, 2008

PRESIDENT

DAVID R. ODENATH, JR.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2008

AST Bond Portfolio 2015
Largest Issues (% of Net Assets)
US Treasury Strips, 4.0%,11/15/15	8.7%
US Treasury Strips, 4.2%,11/15/16	1.3%
Federal National Mortgage Association, 5.4%, 06/12/17	1.1%
US Treasury Notes, 3.1%, 09/15/08	— *

*	Less than 0.05%.

AST Bond Portfolio 2018
Largest Issues (% of Net Assets)
U.S. Treasury Strips 4.51%, 11/15/18	4.0%
U.S. Treasury Strips 4.52%, 11/15/18	1.1%
U.S. Treasury Notes 3.125%, 09/15/08	0.1%

AST Bond Portfolio 2019
Largest Issues (% of Net Assets)
U.S. Treasury Notes, 3.125%, 09/15/08	0.1%
U.S. Treasury Strips, 4.68%, 11/15/19	3.2%

AST Global Real Estate
Five Largest Holdings (% of Net Assets)
Mitsubishi Estate Co. Ltd. (Japan)	5.2%

Simon Property Group, Inc., REIT	4.5%

Westfield Group, REIT (Australia)	4.3%
Mitsui Fudosan Co. Ltd. (Japan)	4.0%

Vornado Realty Trust, REIT	3.1%

AST Investment Grade Bond
Five Largest Issues (% of Net Assets)
FNMA, 3.875%, 07/12/13	23.5%
U.S. Treasury Notes, 3.5%, 02/15/18	16.2%
U.S. Treasury Notes, 3.875%, 05/15/18	15.8%
FHLMC, 4.875%, 06/13/18	14.5%
U.S. Treasury Notes, 4.75%, 08/15/17	7.7%

AST Parametric Emerging Markets Equity
Five Largest Holdings (% of Net Assets)
Gazprom OAO, ADR (Russia)	1.7%

CEZ A/S (Czech Republic)	1.6%
America Movil SAB de CV (Class L Stock) (Mexico)	1.6%
OTP Bank Nyrt (Hungary)	1.2%
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1.0%

AST Western Asset Core Plus Bond
Five Largest Issues (% of Net Assets)
Federal National Mortgage Assoc. 5.50%, TBA	15.2%
Federal National Mortgage Assoc. 5.00%, TBA	11.2%
Federal National Mortgage Assoc. 5.00%, TBA	7.2%
Federal National Mortgage Assoc. 6.00%, TBA	4.8%
U.S. Treasury Notes 3.375%, 11/30/12	2.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — Unaudited	June 30, 2008

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
AST Bond 2015	Actual **	$1,000.00	$977.00	1.01%	$4.23
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
AST Bond 2018	Actual **	$1,000.00	$974.00	1.01%	$4.22
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
AST Bond 2019	Actual **	$1,000.00	$976.00	1.01%	$4.23
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
AST Global Real Estate	Actual **	$1,000.00	$863.00	1.32%	$2.02
	Hypothetical	$1,000.00	$1,018.30	1.32%	$6.62
AST Investment Grade Bond	Actual **	$1,000.00	$989.00	1.03%	$4.34
	Hypothetical	$1,000.00	$1,019.74	1.03%	$5.17
AST Parametric Emerging Markets Equity	Actual **	$1,000.00	$906.00	1.58%	$2.47
	Hypothetical	$1,000.00	$1,017.01	1.58%	$7.92
AST Western Asset Core Plus Bond	Actual	$1,000.00	$1,017.00	0.84%	$4.21
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**	AST Bond 2015, AST Bond 2018, AST Bond 2019, AST Investment Grade Bond Portfolios’ “Actual” expenses are calculated using the 155 day period ended June 30, 2008 due to their inception date of January 28, 2008. AST Global Real Estate and AST Parametric Emerging Markets Equity Portfolios’ “Actual” expenses are calculated using the 60 day period ended June 30, 2008 due to their inception date of May 1, 2008.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 11.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal National Mortgage Association
5.375%	06/12/17	290	$303,154

U.S. TREASURY SECURITIES — 10.0%
U.S. Treasury Notes
3.125%	09/15/08	5	5,013
U.S. Treasury Strips
4.03%(b)	11/15/15	3,280	2,456,546
4.17%(b)	11/15/16	500	353,920

			2,815,479

TOTAL LONG-TERM INVESTMENTS (cost $3,109,307)			3,118,633

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS — 88.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(a) (cost $24,857,528; Note 4)	24,857,528	$24,857,528

TOTAL INVESTMENTS — 99.3% (cost $27,966,835; Note 6)		27,976,161
Other assets in excess of liabilities(c) — 0.7%		206,643

NET ASSETS — 100.0%		$28,182,804

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(c)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on interest rate swaps as follows:

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(a)	12/31/2015	$5,000	4.03%	3 month LIBOR	$(177,674)
JPMorgan Chase Bank(a)	12/31/2015	1,329	4.90%	3 month LIBOR	33,043
JPMorgan Chase Bank(a)	12/31/2015	4,523	4.84%	3 month LIBOR	93,989
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	3,620	4.79%	3 month LIBOR	59,115
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,056	4.73%	3 month LIBOR	23,109
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	1,569	4.71%	3 month LIBOR	16,035
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	7,010	4.60%	3 month LIBOR	11,567

					$59,184

(a)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$24,857,528	—
Level 2 – Other Significant Observable Inputs	3,118,633	—
Level 3 – Significant Unobservable Inputs	—	$59,184

Total	$27,976,161	$59,184

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 1/28/08 (commencement of Portfolio)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$59,184
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$59,184

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund	88.2%
U.S. Government Agency Obligations	1.1
U.S. Treasury Securities	10.0

99.3
Other assets in excess of liabilities	0.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2015 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investment, at value:
Affiliated investments (cost $24,857,528)	$24,857,528
Unaffiliated investments (cost $3,109,307)	3,118,633
Cash	21,871
Receivable for investments sold	7,010,000
Unrealized appreciation on swap agreements	236,858
Receivable for fund share sold	489,917
Dividends and interest receivable	11,725

Total Assets	35,746,532

LIABILITIES:
Payable for investments purchased	7,363,920
Unrealized depreciation on swap agreements	177,674
Accrued expenses and other liabilities	15,127
Advisory fees payable	6,326
Shareholder servicing fees payable	681

Total Liabilities	7,563,728

NET ASSETS	$28,182,804

Net assets were comprised of:
Paid-in capital	$28,055,925
Retained earnings	126,879

Net assets, June 30, 2008	$28,182,804

Net asset value and redemption price per share, $28,182,804 / 2,884,596 outstanding shares of beneficial interest	$9.77

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 28, 2008* through June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$80,224
Unaffiliated interest	5,617

85,841

EXPENSES
Advisory fees	18,408
Custodian and accounting fees	15,000
Audit fee	9,000
Transfer agent’s fees and expenses	8,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Shareholder servicing fees and expenses	1,982
Shareholders’ reports	1,000
Miscellaneous	6,102

Total expenses	66,492
Less: advisory fee waiver and expense reimbursement	(38,175)

Net expenses	28,317

NET INVESTMENT INCOME	57,524

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	3,707
Futures transactions	(2,862)
845
Net change in unrealized appreciation (depreciation) on:
Investments	9,326
Swap agreements	59,184

68,510

NET GAIN ON INVESTMENTS	69,355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,879

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 28, 2008* through June 30, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$57,524
Net realized gain on investment transactions	845
Net change in unrealized appreciation (depreciation) on investments	68,510

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	126,879

FUND SHARE TRANSACTIONS:
Fund shares sold [3,061,350 shares]	29,834,176
Fund shares repurchased [176,754 shares]	(1,778,251)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	28,055,925

TOTAL INCREASE IN NET ASSETS	28,182,804
NET ASSETS:
Beginning of period	—

End of period	$28,182,804

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
LONG-TERM INVESTMENTS — 5.2%
U.S. TREASURY SECURITIES
United States Treasury Notes(c)
3.125%	09/15/08	$5	$5,013
United States Treasury Strips
4.51%(b)	11/15/18	315	199,552
4.52%(b)	11/15/18	90	57,072

TOTAL LONG-TERM INVESTMENTS (cost $260,130)			261,637

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS — 99.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(a) (cost $4,948,000)(a) (Note 4)	4,948,000	$4,948,000

TOTAL INVESTMENTS — 104.3% (cost $5,208,130)		5,209,637
Liabilities in excess of other assets(d) — (4.3%)		(214,595)

NET ASSETS — 100.0%		$4,995,042

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(c)	Security segregated as collateral for futures contracts.

(d)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts and interest rate swaps as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Depreciation
Short Position:
1	U.S. Treasury 10 Yr. Notes	Sept. 08	$113,214	$113,922	$(708)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Depreciation
Deutsche Bank AG(a)	12/31/2018	$4,997	4.38%	3 month LIBOR	$(174,519)

(a)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$4,948,000	$(708)
Level 2 – Other Significant Observable Inputs	261,637	—
Level 3 – Significant Unobservable Inputs	—	(174,519)

Total	$5,209,637	$(175,227)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 1/28/08 (commencement of Portfolio)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(174,519)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$(174,519)

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund	99.1%
U.S. Treasury Securities	5.2

104.3
Liabilities in excess of other assets	(4.3)

Net Assets	100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2018 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $4,948,000)	$4,948,000
Unaffiliated investments (cost $260,130)	261,637
Cash	254
Receivable for fund share sold	11,823
Due from advisor	4,876
Dividends and interest receivable	2,572

Total Assets	5,229,162

LIABILITIES:
Unrealized depreciation on swap agreements	174,519
Payable for investments purchased	38,079
Accrued expenses and other liabilities	19,976
Shareholder servicing fees payable	1,452
Due to broker-variation margin	94

Total Liabilities	234,120

NET ASSETS	$4,995,042

Net assets were comprised of:
Paid-in capital	$5,123,318
Retained earnings	(128,276)

Net assets, June 30, 2008	$4,995,042

Net asset value and redemption price per share, $4,995,042 / 512,747 outstanding shares of beneficial interest	$9.74

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 28, 2008* through June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$65,877
Unaffiliated interest	65

65,942

EXPENSES
Advisory fees	13,482
Custodian and accounting fees	11,000
Audit fee	9,000
Transfer agent’s fees and expenses	8,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Shareholder servicing fees and expenses	1,452
Shareholders’ reports	1,000
Miscellaneous	5,381

Total expenses	57,315
Less: advisory fee waiver and expense reimbursement	(36,575)

Net expenses	20,740

NET INVESTMENT INCOME	45,202

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(1,101)
Futures transactions	1,343

242

Net change in unrealized appreciation (depreciation) on:
Investments	1,507
Futures	(708)
Swap agreements	(174,519)

(173,720)

NET LOSS ON INVESTMENTS	(173,478)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(128,276)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 28, 2008* through June 30, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$45,202
Net realized gain on investment transactions	242
Net change in unrealized appreciation (depreciation) on investments	(173,720)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(128,276)

FUND SHARE TRANSACTIONS:
Fund share sold [514,771 shares]	5,143,583
Fund share repurchased [2,024 shares]	(20,265)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,123,318

TOTAL INCREASE IN NET ASSETS	4,995,042
NET ASSETS:
Beginning of period	—

End of period	$4,995,042

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
LONG-TERM INVESTMENTS — 3.3%
U.S. TREASURY OBLIGATIONS
United States Treasury Notes
3.125%(c)	09/15/08	$5	$5,013
United States Treasury Strips
4.68%(b)	11/15/19	265	158,342

TOTAL LONG-TERM INVESTMENTS (cost $162,437)			163,355

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 100.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $4,936,108)(a) (Note 4)	4,936,108	$4,936,108
TOTAL INVESTMENTS — 103.3% (cost $5,098,545)		5,099,463
Liabilities in excess of other assets(d) — (3.3%)		(161,528)

NET ASSETS — 100.0%		$4,937,935

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(c)	Segregated as collateral for futures contracts.

(d)	Liabilities in excess of other assets includes unrealized depreciation on futures contract and interest rate swap as follows:

Open future contract outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Depreciation
Short Position:
1	U.S. Treasury 10 Yr. Notes	Sept. 08	$113,214	$113,922	$(708)

Interest rate swap agreement outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Depreciation
Deutsche Bank AG(a)	12/31/2019	$4,995	4.48%	3 month LIBOR	$(167,160)

(a)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$4,936,108	$(708)
Level 2 – Other Significant Observable Inputs	163,355	—
Level 3 – Significant Unobservable Inputs	—	(167,160)

Total	$5,099,463	$(167,868)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 1/28/08 (commencement of Portfolio)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(167,160)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$(167,160)

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund	100.0%
U.S. Treasury Obligations	3.3

103.3
Liabilities in excess of other assets	(3.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2019 (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Affiliated investments (cost $4,936,108)	$4,936,108
Unaffiliated investments (cost $162,437)	163,355
Cash	9
Receivable for fund share sold	19,418
Dividends and interest receivable	2,567
Due from advisor	4,659

Total Assets	5,126,116

LIABILITIES:
Unrealized depreciation on swaps	167,160
Accrued expenses and other liabilities	19,479
Shareholder servicing fees payable	1,448
Due to broker-variation margin	94

Total Liabilities	188,181

NET ASSETS	$4,937,935

Net assets were comprised of:
Paid-in capital	$5,059,408
Retained earnings	(121,473)

Net assets, June 30, 2008	$4,937,935

Net asset value and redemption price per share, $4,937,935 / 506,127 outstanding shares of beneficial interest	$9.76

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 28, 2008* through June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$65,978
Unaffiliated interest income	65

66,043

EXPENSES
Advisory fees	13,453
Custodian and accounting fees	11,000
Audit fee	9,000
Transfer agent’s fees and expenses	8,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Shareholder servicing fees and expenses	1,448
Shareholders’ reports	1,000
Miscellaneous	5,141

Total expenses	57,042
Less: advisory fee waiver and expense reimbursement	(36,339)

Net expenses	20,703

NET INVESTMENT INCOME	45,340

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on futures transactions	137

Net change in unrealized appreciation (depreciation) on:
Investments	918
Futures	(708)
Swaps	(167,160)

(166,950)

NET LOSS ON INVESTMENTS	(166,813)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(121,473)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 28, 2008* through June 30, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$45,340
Net realized gain on investment transactions	137
Net change in unrealized appreciation (depreciation) on investments	(166,950)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(121,473)

FUND SHARE TRANSACTIONS:
Fund share sold [506,127 shares]	5,059,411
Fund share repurchased [0 shares]**	(3)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	5,059,408

TOTAL INCREASE IN NET ASSETS	4,937,935
NET ASSETS:
Beginning of period	—

End of period	$4,937,935

*	Commencement of investment operations.

**	Fractional shares.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 101.0%
COMMON STOCKS
Australia — 11.3%
Babcock & Brown Japan Property Trust, REIT	369,250	$286,726
Commonwealth Property Office Fund, REIT	805,950	954,194
Dexus Property Group, REIT	1,074,060	1,420,919
GPT Group, REIT	461,340	981,828
ING Office Fund, REIT	790,510	871,499
Lend Lease Corp. Ltd.	365,330	3,344,647
Macquarie Goodman Group, REIT	727,290	2,154,406
Stockland, REIT	459,970	2,376,730
Tishman Speyer Office Fund, REIT	267,400	351,191
Westfield Group, REIT	498,280	7,776,594

		20,518,734

Austria — 0.5%
Immofinanz Immobilien Anlagen AG	95,221	980,401

Brazil — 0.8%
Agra Empreendimentos Imobiliarios SA*	60,600	335,302
BR Malls Participacoes SA*	15,400	146,017
Cyrela Brazil Realty SA	35,000	482,939
Multiplan Empreendimentos Imobiliarios SA*	34,400	401,273

		1,365,531

Canada — 2.2%
Boardwalk Real Estate Investment Trust, REIT	33,500	1,253,334
Brookfield Properties Corp.	65,000	1,167,794
Calloway Real Estate Investment Trust, REIT	20,000	384,427
Chartwell Seniors Housing Real Estate Investment Trust, REIT	53,600	483,068
Riocan Real Estate Investment Trust, REIT	40,000	779,053

		4,067,676

Finland — 0.8%
Citycon Oyj	59,875	301,049
Sponda Oyj	130,120	1,127,479

		1,428,528

France — 3.8%
Fonciere des Regions, REIT	8,425	1,028,153
GECINA SA, REIT	3,553	429,408
Klepierre, REIT	23,100	1,158,082
Unibail-Rodamco, REIT	18,563	4,274,645

		6,890,288

Germany — 0.2%
DIC Asset AG	13,750	347,255

Hong Kong — 12.9%
Cheung Kong Holdings Ltd.	299,000	4,030,254
China Overseas Land & Investment Ltd.	600,000	948,027
Hang Lung Properties Ltd.	272,000	872,102
Henderson Land Development Co. Ltd.	291,000	1,813,793
Hongkong Land Holdings Ltd.	444,000	1,882,560
Hysan Development Co. Ltd.	236,000	647,716
Kerry Properties Ltd.	87,000	456,911
Link (The), REIT	406,000	924,757
New World China Land Ltd.	2,092,800	1,084,345
New World Development Co. Ltd.	839,000	1,708,720
Regal Real Estate Investment Trust, REIT	193,000	39,851
Sino Land Co.	110,000	218,667
Sun Hung Kai Properties Ltd.	386,000	5,237,590
Wharf Holdings Ltd.	379,000	1,587,015
Wheelock & Co. Ltd.	731,000	1,959,396

		23,411,704

Italy — 0.1%
Beni Stabili SpA	127,500	126,120

Japan — 15.4%
Japan Logistics Fund, Inc., REIT	62	402,882
Japan Prime Realty Investment Corp., REIT	291	860,517
Japan Real Estate Investment Corp., REIT	165	1,740,359
Japan Retail Fund Investment Corp., REIT	99	570,589
Mitsubishi Estate Co. Ltd.	411,000	9,405,566
Mitsui Fudosan Co. Ltd.	337,000	7,204,313
Nippon Building Fund, Inc., REIT	207	2,436,785
Nomura Real Estate Office Fund, Inc., REIT	135	1,015,821
NTT Urban Development Corp.	592	774,949
Sumitomo Realty & Development Co. Ltd.	148,000	2,940,905
Tokyo Tatemono Co. Ltd.	87,000	562,876

		27,915,562

Netherlands — 1.4%
Eurocommercial Properties
NV, REIT	3,600	170,897
Nieuwe Steen Investments Funds NV, REIT	6,600	171,140
Vastned Offices/Industrial, REIT	3,700	100,863
Vastned Retail NV, REIT	11,400	915,588
Wereldhave NV, REIT	10,879	1,142,686

		2,501,174

Singapore — 3.9%
Allgreen Properties Ltd.	303,000	220,477
Ascendas Real Estate Investment Trust, REIT	679,000	1,102,929
CapitaCommercial Trust, REIT	265,000	372,019
CapitaLand Ltd.	308,000	1,290,361
CapitaMall Trust, REIT	235,000	516,446
CDL Hospitality Trusts, REIT	369,000	477,336

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Singapore (cont’d.)
City Developments Ltd.	126,000	$1,005,740
Frasers Centrepoint Trust, REIT	415,000	362,978
K-REIT Asia, REIT	597,000	609,922
Keppel Land Ltd.	80,000	291,647
Mapletree Logistics Trust, REIT	153,000	95,586
Singapore Land Ltd.	145,000	663,959
Suntec Real Estate Investment Trust, REIT	110,000	109,956

		7,119,356

Sweden — 1.2%
Fabege AB	68,400	454,438
Hufvudstaden AB (Class A Stock)	41,908	402,303
Klovern AB	227,518	703,953
Wihlborgs Fastigheter AB	38,300	686,259

		2,246,953

Switzerland — 0.6%
PSP Swiss Property AG*	19,000	1,127,308

United Kingdom — 5.2%
Big Yellow Group PLC, REIT	84,500	480,123
British Land Co. PLC, REIT	155,000	2,179,679
Brixton PLC, REIT	103,000	491,162
Derwent London PLC, REIT	14,700	293,882
Great Portland Estates PLC, REIT	87,300	585,827
Hammerson PLC, REIT	63,000	1,115,878
Land Securities Group PLC, REIT	127,250	3,105,274
Liberty International PLC, REIT	33,700	575,152
Segro PLC, REIT	87,600	684,962

		9,511,939

United States — 40.7%
Alexandria Real Estate Equities, Inc., REIT	16,000	1,557,440
AMB Property Corp., REIT	46,100	2,322,518
AvalonBay Communities, Inc., REIT	34,147	3,044,546
Boston Properties, Inc., REIT	42,971	3,876,844
Brandywine Realty Trust, REIT	87,220	1,374,587
BRE Properties, Inc., REIT	77,346	3,347,535
Camden Property Trust, REIT	52,900	2,341,354
CBL & Associates Properties, Inc., REIT	136,554	3,118,893
Digital Realty Trust, Inc., REIT	23,700	969,567
Douglas Emmett, Inc., REIT	89,446	1,965,129
First Potomac Realty Trust, REIT	55,213	841,446
General Growth Properties, Inc., REIT	95,347	3,340,005
Health Care REIT, Inc., REIT	35,000	1,557,500
Healthcare Realty Trust, Inc., REIT	75,280	1,789,406
Home Properties, Inc., REIT	46,994	2,258,532
Kilroy Realty Corp., REIT	68,571	3,224,894
Macerich Co. (The), REIT	60,658	3,768,682
Medical Properties Trust, Inc., REIT	30,600	309,672
Morgans Hotel Group Co.*	99,284	1,022,625
Pennsylvania Real Estate Investment Trust, REIT	54,025	1,250,138
ProLogis, REIT	95,800	5,206,730
Public Storage, Inc., REIT	12,300	993,717
Regency Centers Corp., REIT	44,422	2,626,229
Simon Property Group, Inc., REIT	90,000	8,090,100
SL Green Realty Corp., REIT	36,200	2,994,464
Sovran Self Storage, Inc., REIT	40,000	1,662,400
Strategic Hotels & Resorts, Inc., REIT	45,699	428,200
U-Store-It Trust, REIT	119,275	1,425,336
Vornado Realty Trust, REIT	63,548	5,592,224
Weingarten Realty Investors, REIT	51,600	1,564,512

		73,865,225

TOTAL LONG-TERM INVESTMENTS (cost $213,868,712)		183,423,754

SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $589,977)(w)	589,977	589,977

TOTAL INVESTMENTS(c) — 101.3% (cost $214,458,689)		184,013,731
Liabilities in excess of other assets — (1.3)%		(2,386,043)

NET ASSETS — 100.0%		$181,627,688

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(c)	As of June 30, 2008, 28 securities representing $25,159,966 and 13.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$158,853,765	—
Level 2 – Other Significant Observable Inputs	25,159,966	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$184,013,731	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Real Estate Operation & Development	21.1%
Diversified	17.9
Office Property	13.5
Regional Malls	10.7
Real Estate Management/Service	10.1
Shopping Centers	9.0
Apartments	6.7
Warehouse/Industrial	4.9
Health Care	2.4
Storage	1.7
Hotels	1.1
Diversified Operations	0.9
Storage Property	0.8
Affiliated Money Market Mutual Fund	0.3
Building & Construction	0.2

101.3
Liabilities in excess of other assets	(1.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $213,868,712)	$183,423,754
Affiliated investments (cost $589,977)	589,977
Cash	126,183
Foreign currency, at value (cost $1,853)	1,866
Dividends and interest receivable	774,452
Receivable for investments sold	481,529
Tax reclaim receivable	22,105

Total Assets	185,419,866

LIABILITIES:
Payable for investments purchased	3,542,270
Payable for fund share repurchased	94,036
Advisory fees payable	81,646
Accrued expenses and other liabilities	72,812
Shareholder servicing fees payable	1,414

Total Liabilities	3,792,178

NET ASSETS	$181,627,688

Net assets were comprised of:
Paid-in capital	$212,002,744
Retained earnings	(30,375,056)

Net assets, June 30, 2008	$181,627,688

Net asset value and redemption price per share, $181,627,688 / 21,056,655 outstanding shares of beneficial interest	$8.63

STATEMENT OF OPERATIONS

(Unaudited)

For the Period May 1, 2008* through June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $23,761 foreign withholding tax)	$1,409,378
Affiliated dividend income	196,231

1,605,609

EXPENSES
Advisory fees	319,476
Custodian and accounting fees	28,000
Shareholder servicing fees and expenses	22,363
Audit fee	13,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses	7,000
Trustee’s fees	4,000
Shareholders’ reports	4,000
Commitment fee	1,000
Miscellaneous	11,685

Total expenses	421,524

NET INVESTMENT INCOME	1,184,085

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(832,165)
Foreign currency transactions	(275,803)

(1,107,968)

Net change in unrealized appreciation (depreciation) on:
Investments	(30,444,958)
Foreign currencies	(6,215)

(30,451,173)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	(31,559,141)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,375,056)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

May 1, 2008* through June 30, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,184,085
Net realized loss on investment and foreign currency transactions	(1,107,968)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(30,451,173)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(30,375,056)

FUND SHARE TRANSACTIONS:
Fund share sold [23,016,868 shares]	229,934,007
Fund share repurchased [1,960,213 shares]	(17,931,263)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	212,002,744

TOTAL INCREASE IN NET ASSETS	181,627,688
NET ASSETS:
Beginning of period	—

End of period	$181,627,688

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 2)
LONG-TERM INVESTMENTS — 83.4%
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS — 39.3%
Federal Home Loan Bank
3.375%	02/27/13		$920	$892,498
Federal Home Loan Mortgage Corp.
4.875%	06/13/18		27,775	28,052,306
Federal National Mortgage Association
3.875%	07/12/13		46,110	45,489,543
5.375%	06/12/17		1,470	1,536,675

TOTAL U.S. GOVERNMENT MORTGAGE- BACKED OBLIGATIONS (cost $75,798,823)				75,971,022

U.S. TREASURY OBLIGATIONS — 44.1%
U.S. Treasury Bonds
7.50%	11/15/16		365	455,936
8.875%	08/15/17	(b)	790	1,075,758
9.875%	11/15/15		160	222,712

				1,754,406

U.S. Treasury Notes
3.375%	06/30/13		4,215	4,222,574
3.50%	02/15/18		32,570	31,351,166
3.875%	05/15/18		30,865	30,606,999
4.50%	09/30/11		1,000	1,045,156
4.625%	08/31/11		225	235,899
4.75%	08/15/17		14,130	14,968,969
4.875%	06/30/12		675	717,293
4.875%	08/15/16		340	364,517

				83,512,573

TOTAL U.S. TREASURY OBLIGATIONS (cost $85,322,219)				85,266,979

TOTAL LONG-TERM INVESTMENTS (cost $161,121,042)				161,238,001

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 49.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $95,720,286)(a)	95,720,286	$95,720,286

TOTAL INVESTMENTS — 132.9%
(cost $256,841,328; Note 6)		256,958,287
Liabilities in excess of other assets(c) — (32.9%)		(63,681,173)

NET ASSETS — 100.0%		$193,277,114

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Security segregated as collateral for futures contracts.

(c)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation
Long Position:
23	10 Year U.S. Treasury Notes	Sept. 08	$2,592,000	$2,620,203	$28,203
Short Position:
35	5 Year U.S. Treasury Notes	Sept. 08	3,869,862	3,869,414	448

					$28,651

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital
Services, Inc.(1)	01/30/2013	$3,350	3.475%	3 month LIBOR	$(72,159)
Merrill Lynch Capital
Services, Inc.(1)	06/16/2013	1,000	4.613	3 month LIBOR	17,123
Merrill Lynch Capital
Services, Inc.(1)	06/16/2018	1,600	4.915	3 month LIBOR	36,416

					$(18,620)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$95,720,286	$28,651
Level 2 – Other Significant Observable Inputs	161,238,001	53,539
Level 3 – Significant Unobservable Inputs	—	(72,159)

Total	$256,958,287	$10,031

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund	49.5%
U.S. Treasury Obligations	44.1
U.S. Government Mortgage-Backed Obligations	39.3

132.9
Liabilities in excess of other assets	(32.9)

100.0%

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 1/28/08
(commencement of Portfolio)	—
Realized gain (loss)	— *
Change in unrealized appreciation (depreciation)	$(72,159)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$(72,159)

*	The realized loss incurred during the period for other financial instruments was $27,531.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $161,121,042)	$161,238,001
Affiliated investments (cost $95,720,286)	95,720,286
Receivable for fund share sold	4,414,883
Receivable for investments sold	4,293,883
Dividends and interest receivable	1,153,355
Unrealized appreciation on swap agreements	53,539

Total Assets	266,873,947

LIABILITIES:
Payable to custodian	67,484,904
Payable for investments purchased	6,013,059
Unrealized depreciation on swap agreements	72,159
Accrued expenses and other liabilities	19,316
Advisory fees payable	3,161
Shareholder servicing fees payable	2,250
Due to broker-variation margin	1,946
Payable for fund share repurchased	38

Total Liabilities	73,596,833

NET ASSETS	$193,277,114

Net assets were comprised of:
Paid-in capital	$193,028,666
Retained earnings	248,448

Net assets, June 30, 2008	$193,277,114

Net asset value and redemption price per share, $193,277,114 / 19,540,457 outstanding shares of beneficial interest	$9.89

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 28, 2008* through June 30, 2008

INVESTMENT INCOME
Unaffiliated interest	$92,219
Affiliated dividend income	80,947

173,166

EXPENSES
Advisory fees	20,895
Custodian and accounting fees	11,000
Audit fee	9,000
Transfer agent’s fees and expenses	8,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Shareholder servicing fees and expenses	2,250
Shareholders’ reports	1,000
Interest expense	542
Miscellaneous	6,000

Total expenses	65,687
Less: advisory fee waiver and expense reimbursement	(32,999)

Net expenses	32,688

NET INVESTMENT INCOME	140,478

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	1,890
Futures transactions	6,621
Swap agreement transactions	(27,531)

(19,020)

Net change in unrealized appreciation (depreciation) on:
Investments	116,959
Futures	28,651
Swaps	(18,620)

126,990

NET GAIN ON INVESTMENTS	107,970

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$248,448

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 28, 2008* through June 30, 2008
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$140,478
Net realized loss on investment transactions	(19,020)
Net change in unrealized appreciation (depreciation) on investments	126,990

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	248,448

FUND SHARE TRANSACTIONS:
Fund share sold [20,282,873 shares]	200,521,059
Fund share repurchased [742,416 shares]	(7,492,393)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	193,028,666

TOTAL INCREASE IN NET ASSETS	193,277,114
NET ASSETS:
Beginning of period	—

End of period	$193,277,114

*	Commencement of investment operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS — 92.1%
Argentina — 1.7%
Banco Macro SA, ADR	10,500	$174,510
BBVA Banco Frances SA, ADR	8,600	45,580
Cresud SA, ADR	16,900	251,134
Grupo Financiero Galicia SA, ADR*	10,200	50,490
IRSA Inversiones y Representaciones SA, GDR*	4,200	47,334
MercadoLibre, Inc.*	6,600	227,634
Petrobras Energia Participaciones SA, ADR	18,050	216,600
Telecom Argentina SA, ADR*	23,000	327,750
Tenaris SA, ADR	20,250	1,508,625

		2,849,657

Botswana — 0.2%
First National Bank of Botswana(g)	733,300	269,180
Letshego(g)	34,400	76,291

		345,471

Brazil — 6.9%
Aes Tiete SA (PRFC Shares)	8,000	82,840
Anhanguera Educacional Participacoes SA	3,500	58,730
Aracruz Celulose SA (PRFC B Shares)	7,800	57,219
B2W Cia Global Do Varejo	1,600	58,058
Banco Bradesco SA	5,100	92,577
Banco Bradesco SA (PRFC Shares)	21,400	435,449
Banco do Brasil SA	4,200	68,354
Banco Itau Holding Financeira SA, 13.50% (PRFC Shares)	19,750	399,287
Bolsa de Mercadorias e Futuros – BM&F	6,000	51,687
Bovespa Holding SA	4,000	49,404
BR Malls Participacoes SA*	5,100	48,356
Bradespar SA (PRFC Shares)	5,100	137,434
Brasil Telecom Participacoes SA	2,100	68,380
Brasil Telecom Participacoes SA (PRFC Shares)	5,500	80,968
Brasil Telecom SA (PRFC Shares)	5,900	62,861
Braskem SA (PRFC A Shares)	8,000	63,776
Centrais Eletricas Brasileiras SA	4,400	81,050
Centrais Eletricas Brasileiras SA (PRFC B Shares)	4,300	70,196
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC Shares)	2,600	55,322
Cia de Bebidas das Americas	1,900	113,412
Cia de Bebidas das Americas (PRFC Shares)	4,800	303,223
Cia de Concessoes Rodoviarias	3,400	67,126
Cia de Saneamento Basico do Estado de Sao Paulo	2,600	66,334
Cia Energetica de Minas Gerais (PRFC Shares)	6,800	166,448
Cia Energetica de Sao Paulo (PRFC B Shares)	3,600	72,310
Cia Paranaense de Energia (PRFC B Shares)	3,600	72,692
Cia Siderurgica Nacional SA	6,900	305,595
Cia Vale do Rio Doce	19,100	682,100
Cia Vale do Rio Doce (PRFC A Shares)	25,500	757,953
Cosan SA Industria e Comercio	3,700	63,817
CPFL Energia SA	2,600	59,214
Cyrela Brazil Realty SA	5,700	78,650
Diagnosticos da America SA	2,600	67,291
Duratex SA (PRFC Shares)	3,800	80,523
EDP – Energias do Brasil SA	4,900	97,046
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	2,800	65,673
Empresa Brasileira de Aeronautica SA	33,400	221,055
Gafisa SA	2,900	49,928
Gerdau SA (PRFC Shares)	7,400	176,887
Global Village Telecom Holding SA*	2,700	65,601
Industrias Romi SA	6,000	62,504
Investimentos Itau SA (PRFC Shares)	37,100	235,592
JBS SA	12,700	64,566
Localiza Rent A Car	5,100	57,264
Lojas Americanas SA (PRFC Shares)	20,200	132,306
Lojas Renner SA	3,300	65,255
Lupatech SA*	1,700	62,142
Marcopolo SA (PRFC Shares)	15,200	59,734
Marfrig Frigorificos e Comercio de Alimentos SA	8,000	101,304
Metalurgica Gerdau SA (PRFC Shares)	2,800	90,318
MMX Mineracao e Metalicos SA*	1,900	58,419
MRV Engenharia e Participacoes SA	2,800	62,354
Natura Cosmeticos SA	5,400	56,085
NET Servicos de Comunicacao SA (PRFC Shares)*	4,800	59,944
Perdigao SA	6,500	175,931
Petroleo Brasileiro SA	30,100	1,059,161
Petroleo Brasileiro SA (PRFC Shares)	42,000	1,210,929
Porto Seguro SA	5,200	59,684
Positivo Informatica SA	3,800	37,618
Randon Participacoes SA (PRFC Shares)	6,600	64,020
Redecard SA	11,500	212,482
Rossi Residencial SA	5,400	40,556
Sadia SA (PRFC Shares)	9,000	63,720
Souza Cruz SA	2,300	65,466
Suzano Papel e Celulose SA (PRFC Shares)	4,300	69,552
Tam SA (PRFC Shares)	2,700	51,403
Tele Norte Leste Participacoes SA	2,300	66,012
Tele Norte Leste Participacoes SA (PRFC Shares)	6,400	159,291
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	2,600	73,454
SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Brazil (cont’d.)
Telemar Norte Leste SA (PRFC A Shares)	1,200	$65,423
Terna Participacoes SA	5,500	109,753
Tim Participacoes SA (PRFC Shares)	18,900	53,407
Totvs SA	1,900	61,737
Tractebel Energia SA	4,500	67,089
Ultrapar Participacoes SA (PRFC Shares)	1,700	64,740
Unibanco – Uniao de Bancos Brasileiros SA	14,300	181,259
Usinas Siderurgicas de Minas Gerais SA	1,300	61,144
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	2,800	137,756
Vivo Participacoes SA (PRFC Shares)*	13,700	87,169
Votorantim Celulose e Papel SA (PRFC Shares)	2,000	53,509
Weg SA	14,800	183,719

		11,358,597

Chile — 3.2%
Administradora de Fondos de Pensiones Provida SA, ADR	8,500	217,005
Banco de Chile, ADR	7,350	327,810
Banco Santander Chile SA, ADR	10,900	468,809
Cia Cervecerias Unidas SA, ADR	11,000	320,760
Cia de Telecomunicaciones de Chile SA, ADR	34,217	197,090
Distribucion y Servicio D&S SA, ADR	16,500	345,675
Embotelladora Andina SA, ADR (Class B Stock)	15,350	234,701
Empresa Nacional de Electricidad SA, ADR	10,250	438,290
Enersis SA, ADR	24,500	381,710
Lan Airlines SA, ADR	23,850	244,224
Madeco SA, ADR	44,800	414,848
Sociedad Quimica y Minera de Chile SA, ADR	33,350	1,554,110
Vina Concha y Toro SA, ADR	4,800	163,296

		5,308,328

China — 6.2%
Air China Ltd. (Class H Stock)	78,000	38,414
Alibaba.com Ltd.*	33,000	46,555
Aluminum Corp. of China Ltd. (Class H Stock)	38,000	43,813
American Oriental Bioengineering, Inc.*	7,900	77,973
Angang Steel Co. Ltd. (Class H Stock)	98,000	196,572
Anhui Conch Cement Co. Ltd. (Class H Stock)*	8,000	53,506
Baidu.Com, Inc., ADR*	600	187,776
Bank of China Ltd. (Class H Stock)	.468,000	208,273
Bank of Communications Co. Ltd. (Class H Stock)	53,000	62,059
Beijing Capital International Airport Co. Ltd. (Class H Stock)	72,000	59,929
Beijing Enterprises Holdings Ltd.	15,500	50,691
BOC Hong Kong Holdings Ltd.	34,000	90,045
BOE Technology Group Co. Ltd. (Class B Stock)*	117,600	44,794
Chaoda Modern Agriculture	58,000	73,195
China Agri-Industries Holdings Ltd.*	92,000	67,255
China Citic Bank (Class H Stock)	95,000	53,243
China Coal Energy Co. (Class H Stock)	55,000	96,213
China Communications Construction Co. Ltd. (Class H Stock)	106,000	181,351
China Construction Bank (Class H Shares)	413,000	332,635
China COSCO Holdings Co. Ltd. (Class H Stock)	22,500	54,943
China Dongxiang Group Co.	135,000	54,539
China Green Holdings Ltd.	48,000	57,005
China Hongxing Sports Ltd.	126,000	41,674
China International Marine Containers Co. Ltd. (Class B Stock)	42,200	50,333
China Life Insurance Co. Ltd. (Class H Stock)	112,000	392,138
China Medical Technologies, Inc., ADR	1,700	83,980
China Mengniu Dairy Co. Ltd.	58,000	164,391
China Merchants Bank Co. Ltd. (Class H Stock)	132,000	414,762
China Merchants Holdings International Co. Ltd.	20,000	77,335
China Mobile Ltd.	71,000	954,285
China National Materials Co. Ltd. (Class H Stock)*	81,000	61,395
China Netcom Group Corp. Hong Kong Ltd.	20,500	55,869
China Oilfield Services Ltd. (Class H Stock)	32,000	57,456
China Overseas Land & Investment Ltd.	36,000	56,882
China Petroleum & Chemical Corp. (Class H Stock)	290,000	271,506
China Railway Group Ltd. (Class H Stock)*	167,000	124,438
China Resources Enterprise	58,000	165,507
China Resources Land Ltd.	30,000	41,553
China Resources Power Holdings Co.	24,000	58,482
China Shenhua Energy Co. Ltd. (Class H Stock)	74,000	290,410
China Shipping Container Lines Co. Ltd. (Class H Stock)	134,000	52,416

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
China (cont’d.)
China Shipping Development Co. Ltd. (Class H Stock)	22,000	$66,023
China Southern Airlines Co. Ltd. (Class H Stock)*	88,000	34,987
China Telecom Corp. Ltd. (Class H Stock)	274,000	148,996
China Travel International Investment Hong Kong Ltd.	140,000	37,885
China Unicom Ltd.	34,000	63,140
China Vanke Co. Ltd. (Class B Stock)	114,560	146,189
China Yurun Food Group Ltd.	39,000	64,123
Chongqing Changan Automobile Co. Ltd. (Class B Stock)*	113,880	42,793
Citic Pacific Ltd.	19,000	70,057
CNOOC Ltd.	183,000	314,965
COSCO Pacific Ltd.	34,000	55,727
Country Garden Holdings Co.	74,000	48,022
Ctrip.com International Ltd., ADR	1,300	59,514
Datang International Power Generation Co. Ltd. (Class H Stock)	88,000	52,254
Denway Motors Ltd.	146,000	56,361
Dongfeng Motor Group Co. Ltd. (Class H Stock)	114,000	45,616
Focus Media Holding Ltd., ADR*	4,400	121,968
Global Bio-Chem Technology Group Co. Ltd.	140,000	58,174
Golden Eagle Retail Group Ltd	74,000	71,938
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	22,400	41,771
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	16,000	41,040
Harbin Power Equipment Co. Ltd. (Class H Stock)	44,000	63,766
Huaneng Power International, Inc. (Class H Stock)	90,000	62,445
Industrial & Commercial Bank of China (Class H Stock)	772,000	527,719
Inner Mongolia Yitai Coal Co. (Class B Stock)	10,200	61,455
Jiangsu Expressway Co. Ltd. (Class H Stock)	90,000	73,757
Jiangxi Copper Co. Ltd. (Class H Stock)	26,000	51,018
Kingboard Chemical Holdings Ltd.	13,000	60,021
Konka Group Co. Ltd. (Class B Stock)	161,000	47,904
Lenovo Group Ltd.	84,000	56,882
Li Ning Co. Ltd.	21,500	49,633
Maanshan Iron & Steel (Class H Stock)	92,000	53,450
Netease.com, Inc., ADR*	2,800	61,012
Parkson Retail Group Ltd.	6,500	47,433
PetroChina Co. Ltd. (Class H Stock)	260,000	336,785
PICC Property & Casualty Co. Ltd. (Class H Stock)	66,000	43,846
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	13,000	96,701
Ports Design Ltd.	20,000	57,200
Semiconductor Manufacturing International Corp.*	756,000	43,146
Shandong Chenming Paper Holdings Ltd. (Class B Stock)*	60,400	50,041
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	44,000	63,653
Shanghai Electric Group Co. Ltd. (Class H Stock)*	108,000	52,911
Shanghai Haixin Group Co. (Class B Stock)*	108,000	48,492
Shanghai Industrial Holdings Ltd.	15,000	44,054
Shanghai Jin Jiang International Hotels Group Co. Ltd. (Class H Stock)	210,000	47,401
Shanghai Zhenhua Port Machinery Co. (Class B Stock)	40,000	57,800
Shimao Property Holdings Ltd.	32,000	36,731
Sina Corp.*	1,400	59,570
Sohu.com, Inc.*	800	56,352
Suntech Power Holdings Co. Ltd., ADR*	1,500	56,190
Tencent Holdings Ltd.	11,200	86,615
Tingyi Cayman Islands Holding Corp.	58,000	71,707
Tsingtao Brewery Co. Ltd. (Class H Stock)	20,000	40,732
Yangzijiang Shipbuilding Holdings Ltd.	113,000	70,597
Yantai Changyu Pioneer Wine Co. (Class B Stock)	9,100	57,187
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	34,000	63,227
Zijin Mining Group Co. Ltd. (Class H Stock)	70,000	59,521
ZTE Corp. (Class H Stock)	39,200	188,025

		10,192,113

Colombia — 0.5%
BanColombia SA, ADR	2,600	81,614
BanColombia SA (PRFC Shares)	6,200	47,954
Ecopetrol SA	165,700	226,446
Grupo Aval Acciones y Valores	187,500	48,602
Grupo Nacional de Chocolates SA	15,900	125,472
Interconexion Electrica SA	31,400	126,191
Inversiones Argos SA	18,400	91,255
Suramericana de Inversiones SA	8,200	67,280

		814,814

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Croatia — 0.9%
Adris Grupa dd (PRFC Shares)	2,775	$223,272
Atlantska Plovidba dd*	495	268,993
Dalekovod dd*	350	64,617
Ericsson Nikola Tesla	245	113,479
INA Industrija Nafte dd	510	285,018
Institut Gradevinarstva Hrvatske dd	70	146,130
Koncar-Elektroindustrija dd*	455	65,301
Petrokemija dd*	975	48,764
Privredna Banka Zagreb dd*	660	140,646
VIRO Tvornica Secera	435	89,769

		1,445,989

Czech Republic — 3.3%
CEZ A/S	30,600	2,717,640
ECM Real Estate Investments AG*	1,200	50,959
Komercni Banka A/S	3,400	791,928
Pegas Nonwovens SA	3,800	88,792
Philip Morris CR A/S	200	58,308
Telefonica O2 Czech Republic A/S	16,600	532,601
Unipetrol	34,800	572,857
Zentiva NV	9,600	704,773

		5,517,858

Egypt — 1.6%
Alexandria Mineral Oils Co.	4,500	61,625
Arab Cotton Ginning	65,400	109,209
Commercial International Bank	11,900	182,807
Delta Sugar Co.	11,600	79,532
Egyptian Co. for Mobile Services	1,450	43,969
Egyptian Financial & Industrial Co.*	820	52,480
Egyptian Financial Group-Hermes Holding	23,650	213,695
Egyptian for Tourism Resorts	92,750	110,033
Egyptian International Pharmaceutical Industrial Co.	14,300	84,993
Egyptian Kuwaiti Holding Co.	49,775	149,823
Egyptian Media Production City*	22,100	40,425
El Ezz Aldekhela Steel Alexandria	350	98,366
El Ezz Steel Co.	9,200	139,247
ElSwedy Cables Holding Co.*	2,500	62,147
Olympic Group Financial Investments	7,300	91,172
Orascom Construction Industries	6,770	460,458
Orascom Telecom Holding SAE	29,800	384,522
Sidi Kerir Petrochemcials Co.	35,700	135,362
Six of October Development & Investment*	1,700	51,603
South Valley Cement*	8,700	50,318
Talaat Moustafa Group*	31,400	52,963
Telecom Egypt	16,850	50,961

		2,705,710

Estonia — 0.7%
Baltika A/S*	14,400	43,377
Eesti Telekom	23,600	258,124
Merko Ehitus*(g)	13,700	183,019
Olympic Entertainment Group A/S	50,000	177,141
Tallink Group Ltd.*(g)	324,900	373,675
Tallinna Kaubamaja A/S	10,000	99,379

		1,134,715

Hungary — 3.4%
Egis Gyogyszergyar Nyrt	1,100	111,096
Fotex PLC*	13,750	54,242
Magyar Telekom Telecommunications PLC	223,650	1,090,135
MOL Hungarian Oil and Gas Nyrt*	9,150	1,232,459
OTP Bank Nyrt*	47,600	1,992,030
Raba Jarmuipari Holding Nyilvanosan Mukodo Reszvenytarsasag*	6,850	72,365
Richter Gedeon Nyrt	4,900	1,058,400

		5,610,727

India — 2.0%
Ambuja Cements Ltd., GDR	23,500	43,710
Dr. Reddy’s Laboratories Ltd., ADR	4,300	67,080
GAIL India Ltd., GDR*	1,800	83,160
GAIL India Ltd., GDR	1,300	60,060
Grasim Industries Ltd., GDR*	1,300	55,898
HDFC Bank Ltd., ADR	2,300	164,818
Hindalco Industries Ltd., GDR*	17,400	57,549
ICICI Bank Ltd., ADR*	12,900	371,004
Infosys Technologies Ltd., ADR	11,600	504,136
ITC Ltd., GDR	97,100	417,530
Larsen & Toubro Ltd., GDR	6,100	316,895
Mahindra & Mahindra Ltd., GDR	5,900	66,965
Reliance Industries Ltd., GDR, 144A (OOTC)	5,600	545,396
Reliance Industries Ltd., GDR, 144A (XLON)	1,650	162,030
Satyam Computer Services Ltd., ADR	5,900	144,668
State Bank of India Ltd., GDR	3,130	161,734
Tata Motors Ltd., ADR	4,900	49,245
Wipro Ltd., ADR	5,900	71,862

		3,343,740

Indonesia — 3.2%
AKR Corporindo Tbk PT	496,000	65,093
Aneka Tambang Tbk PT*	172,500	59,402
Astra Agro Lestari Tbk PT	33,500	107,367
Astra International Tbk PT	216,500	452,020
Bakrie and Brothers Tbk PT*	4,255,500	244,622
Bakrie Sumatera Plantations Tbk PT	360,500	73,508
Bank Central Asia Tbk PT	1,159,500	311,254
Bank Danamon Indonesia Tbk PT	94,500	48,172
Bank Mandiri Persero Tbk PT	702,000	197,961
Bank Niaga Tbk PT	820,500	85,432
Bank Rakyat Indonesia	486,000	268,829
Barito Pacific Tbk PT*	232,000	48,061
Berlian Laju Tanker Tbk PT	285,000	59,349
Bumi Resources Tbk PT	900,500	800,879
Energi Mega Persada Tbk PT*	559,500	60,683
Indocement Tunggal Prakarsa Tbk PT	135,000	79,799

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Indofood Sukses Makmur Tbk PT	496,500	$129,241
Indosat Tbk PT	212,500	155,572
International Nickel Indonesia Tbk PT	138,000	90,553
Kalbe Farma Tbk PT*	666,000	61,399
Kawasan Industri Jababeka Tbk PT*	5,032,000	69,859
Lippo Karawaci Tbk PT	843,500	66,785
Medco Energi Internasional Tbk PT*	144,500	74,052
Perusahaan Gas Negara PT*	173,000	243,926
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT*	64,000	72,885
Semen Gresik Persero Tbk PT	130,000	56,399
Tambang Batubara Bukit Asam Tbk PT	56,500	100,499
Telekomunikasi Indonesia Tbk PT	692,500	548,292
Tunas Baru Lampung Tbk PT	366,000	28,184
Unilever Indonesia Tbk PT	120,000	87,853
United Tractors Tbk PT	452,500	596,299

		5,344,229

Israel — 3.3%
Africa Israel Investments Ltd.	1,000	61,061
Alvarion Ltd.*	10,500	75,280
Bank Hapoalim BM	68,000	300,439
Bank Leumi Le-Israel BM	59,700	297,831
Bezeq Israeli Telecommunication Corp. Ltd.	206,500	407,140
Cellcom Israel Ltd.	4,810	164,550
Check Point Software Technologies Ltd.*	12,350	292,325
Clal Insurance Enterprise Holdings Ltd.	3,420	70,494
Delek Group Ltd.	400	60,941
Discount Investment Corp.	2,400	62,870
Elbit Imaging Ltd.	1,460	61,148
Elbit Systems Ltd.	1,300	77,282
Gazit Globe Ltd.	6,250	64,974
Gilat Satellite Networks Ltd.*	6,100	66,307
Harel Insurance Investments & Finances Ltd.	1,220	58,458
IDB Development Corp. Ltd.	2,300	56,615
Israel Chemicals Ltd.	23,380	544,777
Israel Corp. Ltd., (The)*	145	224,896
Israel Discount Bank Ltd. (Class A Stock)*	26,300	58,217
Koor Industries Ltd.	1,020	67,035
Makhteshim-Agan Industries Ltd.	14,600	135,990
Mizrahi Tefahot Bank Ltd.	8,000	63,450
Nice Systems Ltd.*	3,000	89,610
Orbotech Ltd.*	3,650	48,618
Ormat Industries Ltd.	5,100	66,319
Partner Communications Co.	13,600	324,003
Shufersal Ltd.	14,320	76,830
Teva Pharmaceutical Industries Ltd., ADR	35,250	1,614,450

		5,491,910

Jordan — 0.9%
Arab Bank	21,765	666,404
Arab Potash Co.	1,760	202,049
Dar Al Dawa Development & Investment Co. Ltd.	10,200	65,574
Jordan Petroleum Refinery Co.	2,880	72,717
Jordanian Electric Power Co.	19,876	185,908
Middle East Complex For Engineering Electric and Heavy Industries PLC*	14,500	65,765
Tameer Jordan Holdings PSC*	20,600	64,325
United Arab Investors*	20,300	80,598

		1,403,340

Kenya — 0.8%
Bamburi Cement Co. Ltd.	36,000	107,422
Barclays Bank of Kenya Ltd.	141,500	152,651
CMC Holdings Ltd.	230,000	71,270
East African Breweries Ltd.	63,200	192,453
Equity Bank Ltd.	45,000	211,400
Kenya Airways Ltd.	192,500	146,547
Kenya Commercial Bank Ltd.	372,800	176,845
Kenya Electricity Generating Co. Ltd.	295,000	110,597
Mumias Sugar Co. Ltd.	235,000	45,669
Standard Chartered Bank Kenya Ltd.	22,000	70,696

		1,285,550

Lithuania — 0.2%
Lifosa PVA*	1,800	72,235
TEO LT AB	133,000	116,438
Ukio Bankas	45,600	59,050

		247,723

Malaysia — 3.2%
AirAsia Bhd*	180,000	47,927
Alliance Financial Group Bhd	67,500	57,223
AMMB Holdings Bhd	53,400	51,970
Asiatic Development Bhd	24,500	61,484
Astro All Asia Networks PLC	58,300	60,664
Berjaya Corp. Bhd	188,300	53,018
Berjaya Sports Toto Bhd	41,200	61,280
British American Tobacco Malaysia Bhd	4,900	66,358
Bumiputra-Commerce Holdings Bhd	106,300	260,260
Bursa Malaysia Bhd	23,100	52,669
Dialog Group Bhd	130,700	53,600
Digi.Com Bhd	14,000	102,402
Gamuda Bhd	95,000	68,034
Genting Bhd	93,700	160,588
Hong Leong Bank Bhd	32,600	58,366
IGB Corp. Bhd	109,000	48,037
IJM Corp. Bhd	38,000	63,963
IOI Corp. Bhd	140,300	319,888
Kencana Petroleum Bhd*	103,600	56,437
Kinsteel Bhd	121,300	55,685
KNM Group Bhd	99,600	193,561
Kuala Lumpur Kepong Bhd	19,000	102,341

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Kulim Malaysia Bhd	26,600	$78,966
Lafarge Malayan Cement Berhad	49,600	64,970
Lion Industries Corp. Bhd	87,000	69,494
Malayan Banking Bhd	78,900	170,236
Malaysian Airline System Bhd*	68,600	65,083
Malaysian Bulk Carriers Bhd	53,000	59,366
Malaysian Resources Corp. Bhd	123,000	41,408
MISC Bhd	35,300	89,128
MMC Corp. Bhd	56,700	47,893
Parkson Holdings Bhd	58,700	90,722
Petra Perdana Bhd	48,400	57,176
Petronas Dagangan Bhd	35,100	80,566
Petronas Gas Bhd	20,300	61,816
PLUS Expressways Bhd	64,100	50,809
PPB Group Bhd	24,000	79,327
Public Bank Bhd	89,600	285,184
Resorts World Bhd	107,400	85,460
RHB Capital Bhd	41,000	52,952
Samling Global Ltd.	344,000	53,824
SapuraCrest Petroleum Bhd	137,700	58,156
Sarawak Energy Bhd	79,500	72,505
Scomi Group Bhd	177,700	34,806
Sime Darby Bhd	178,000	503,902
SP Setia Bhd	48,900	43,999
Ta Ann Holdings Bhd(g)	26,600	55,357
Tanjong PLC	12,500	52,410
Telekom Malaysia Bhd	57,000	55,474
Tenaga Nasional Bhd	110,300	275,117
UEM World Bhd	61,400	55,246
UMW Holdings Bhd	31,100	57,108
Wah Seong Corp. Bhd	99,600	65,536
WCT Berhad	62,200	58,250
WTK Holdings Bhd	77,700	52,077
YTL Corp. Bhd	27,400	56,603
YTL Power International Bhd	88,500	50,107
Zelan Bhd	72,800	46,120

		5,232,908

Mauritius — 0.5%
Mauritius Commercial Bank	29,000	183,046
Mauritius Development Invest Trust	300,000	64,404
Naiade Resorts Ltd.	15,400	44,646
New Mauritius Hotels Ltd.	32,737	186,210
State Bank of Mauritius Ltd.	55,000	193,761
Sun Resorts Ltd. (Class A Stock)(g)	50,000	177,982

		850,049

Mexico — 6.6%
Alfa SAB de CV (Class A Stock)	43,100	308,212
America Movil SAB de CV (Class L Stock)	968,000	2,555,841
Axtel SAB de CV*	34,700	63,592
Banco Compartamos SA de CV	29,900	111,910
Carso Global Telecom SAB de CV*	33,700	184,690
Carso Infraestructura y Construccion SAB de CV*	95,700	87,505
Cemex SAB de CV*	408,900	1,012,229
Coca-Cola Femsa SAB de CV (Class L Stock)	11,900	67,340
Consorcio ARA SAB de CV	59,500	54,924
Controladora Comercial Mexicana SAB de CV	22,400	67,223
Corp. GEO SAB de CV (Class B Stock)*	16,500	55,213
Desarrolladora Homex SAB de CV*	7,800	76,381
Empresas ICA SAB de CV*	70,300	440,214
Fomento Economico Mexicano SAB de CV	87,500	398,256
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	15,500	45,915
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	11,500	59,601
Grupo Bimbo SAB de CV (Class A Stock)	22,000	144,845
Grupo Carso SAB de CV (Class A Stock)	75,600	352,596
Grupo Elektra SAB de CV (Class A Stock)	2,500	91,995
Grupo Financiero Banorte SAB de CV (Class O Stock)	248,200	1,167,224
Grupo Financiero Inbursa SA (Class O Stock)	132,000	486,372
Grupo Mexico SAB de CV (Class B Stock)	203,100	460,826
Grupo Modelo SAB de CV (Class C Stock)	24,300	123,678
Grupo Simec SAB de CV (Class B Stock)*	6,000	33,947
Grupo Televisa SA	75,500	357,474
Impulsora del Desarrolloy el Empleo en America Latina SAB de CV*	125,500	197,381
Industrias CH SAB de CV (Class B Stock)*	14,400	80,272
Industrias Penoles SAB de CV	4,100	109,645
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	21,400	87,151
Mexichem SAB de CV	24,700	199,624
Organizacion Soriana SAB de CV (Class B Stock)*	19,200	65,290
Promotora y Operadora de Infraestructura SAB de CV*	27,800	100,762
Telefonos De Mexico SAB de CV	297,000	352,492
Telmex Internacional SAB de CV (Class L Stock)*	297,000	240,754
TV Azteca SA de CV	104,200	66,583
Urbi Desarrollos Urbanos SA de CV*	19,600	67,753
Wal-Mart de Mexico SAB de CV (Class V Stock)	129,100	513,866

		10,889,576

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Morocco — 1.8%
Attijariwafa Bank	680	$305,029
Banque Centrale Populaire	215	72,819
Banque Marocaine du Commerce et de l’Industrie	425	64,597
Banque Marocaine du Commerce Exterieur	970	411,163
Ciments du Maroc	145	41,771
Compagnie Generale Immobiliere	230	75,691
Credit Immobilier et Hotelier*	801	67,576
Douja Promotion Groupe Addoha SA	1,720	505,396
Holcim Maroc SA	165	57,265
Lafarge Ciments	740	216,220
Maroc Telecom	17,630	454,668
ONA SA	1,610	414,769
Samir	500	48,698
Societe Nationale d’Investissement	473	121,335
Sonasid	200	97,671

		2,954,668

Nigeria — 0.8%
Access Bank PLC	429,800	64,352
Ecobank Transnational, Inc.*	157,000	49,013
Dangote Sugar Refinery PLC	310,000	87,699
Diamond Bank PLC*	426,000	60,963
Ecobank Nigeria PLC	1,130,000	75,484
First Bank of Nigeria PLC	364,000	132,142
First City Monument Bank PLC	451,000	57,229
Flour Mills Nigeria PLC	87,000	59,482
Guaranty Trust Bank PLC	253,525	60,490
Guinness Nigeria PLC	57,900	60,940
Intercontinental Bank PLC	340,000	98,293
Lafarge Cement WAPCO Nigeria PLC	112,000	51,477
Mobil Nigeria PLC	31,000	51,801
Oando PLC	64,800	107,391
Oceanic Bank International PLC	460,000	97,650
Unilever Nigeria PLC*	349,300	67,894
Union Bank Nigeria PLC	211,400	65,242
United Bank for Africa PLC	212,100	59,391
Zenith Bank Ltd.	219,000	80,767

		1,387,700

Peru — 1.6%
Alicorp SA	132,400	127,415
Credicorp Ltd.	7,600	624,112
Cia de Minas Buenaventura SA, ADR	7,100	464,127
Cia Minera Atacocha SA (Class B Stock)	77,050	98,865
Cia Minera Milpo SA	35,252	86,776
Edegel SA	389,960	176,447
Ferreyros SA	74,267	109,087
Grana y Montero SA	41,719	76,071
Minsur SA	26,000	74,624
Sociedad Minera Cerro Verde SA	2,800	70,420
Sociedad Minera el Brocal SA	4,700	60,466
Southern Copper Corp.	5,900	629,117
Volcan Cia Minera SAA (Class B Stock)	65,000	122,911

		2,720,438

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	871,000	133,866
Alliance Global Group, Inc.*	1,733,000	115,803
Atlas Consolidated Mining & Development*	351,000	99,683
Ayala Corp.	17,500	100,373
Ayala Land, Inc.	557,000	119,105
Banco de Oro Unibank, Inc.	168,100	161,004
Bank of the Philippine Islands	133,900	128,248
DMCI Holdings, Inc.	400,000	53,458
Filinvest Land, Inc.	2,830,000	44,125
First Gen Corp.	79,600	49,645
First Philippine Holdings Corp.	68,700	34,048
Globe Telecom, Inc.	2,350	61,766
Holcim Philippines, Inc.	800,000	98,006
International Container Term Services, Inc.	137,000	90,021
Manila Electric Co.	61,000	52,311
Manila Water Co., Inc.	152,000	61,789
Megaworld Corp.	1,308,000	35,544
Metropolitan Bank & Trust	105,600	77,621
Petron Corp.	834,000	120,748
Philex Mining Corp.	1,150,000	181,869
Philippine Long Distance Telephone Co.	9,650	514,796
PNOC Energy Development Corp.	1,850,000	214,278
Robinsons Land Corp.	249,700	41,158
San Miguel Corp. (Class B Stock)	70,000	63,927
SM Investments Corp.	42,340	231,057
SM Prime Holdings, Inc.	371,000	57,846
Universal Robina Corp.	463,000	108,286

		3,050,381

Poland — 3.2%
Amrest Holdings NV*	1,900	68,652
Agora SA	6,800	108,491
Asseco Poland SA	5,500	147,111
Bank Handlowy w Warszawie SA	1,700	63,818
Bank Millennium SA	18,600	59,351
Bank Pekao SA	6,400	494,029
Bank Zachodni WBK SA	1,200	76,807
Bioton SA*	275,000	67,103
BRE Bank SA*	500	83,058
Budimex SA*	1,800	63,433
Cersanit Krasnystaw SA*	7,200	69,093
Ciech SA	1,800	56,592
Cinema City International NV*	5,700	64,194
Echo Investment SA*	21,800	44,499
Elektrobudowa SA*	700	62,575
Eurocash SA	11,900	69,801

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Poland (cont’d.)
Getin Holding SA*	17,400	$74,220
Globe Trade Centre SA*	6,500	92,663
Grupa Kety SA*	1,100	50,018
Grupa Lotos SA*	4,300	53,471
Ing Bank Slaski SA	300	58,422
KGHM Polska Miedz SA*	5,800	272,166
LPP SA*	200	170,432
Mostostal Zabrze SA*	16,400	51,638
Mostostal-Warszawa SA*	2,500	70,388
Multimedia Polska SA*	18,000	60,646
Netia SA*	40,200	56,969
Orbis SA	2,800	59,783
PBG SA*	900	108,285
Polimex Mostostal SA	47,000	116,670
Polnord SA*	1,500	50,644
Polski Koncern Naftowy Orlen SA*	20,100	322,007
Polskie Gornictwo Naftowe I Gazownictwo SA	44,500	69,536
Powszechna Kasa Oszczednosci Bank Polski SA	29,100	626,229
Przedsiebiorstwo Eksportu i Importu Kopex SA*	5,000	58,563
Telekomunikacja Polska SA	88,300	855,218
TVN SA	19,300	158,490
Vistula & Wolczanka SA*	17,800	64,232
Zaklad Przetworstwa Hutniczego Stalprodukt SA	200	58,187
Zaklady Azotowe Pulawy SA	1,000	57,249

		5,214,733

Romania — 0.9%
Antibiotice IASI	128,000	76,898
Banca Transilvania*	2,019,000	329,854
Biofarm Bucuresti*	766,000	91,707
BRD-Groupe Societe Generale	52,000	433,764
Impact Developer & Contractor SA*	786,000	80,173
Rompetrol Rafinare SA*	2,840,000	65,056
SNP Petrom SA	1,450,000	290,163
Transelectrica SA	7,500	76,825

		1,444,440

Russia — 6.5%
Aeroflot - Russian International Airlines	15,500	53,086
AvtoVAZ	110,000	174,321
Central Telecommunication Co.	97,750	62,560
Comstar United Telesystems OJSC, GDR	7,700	77,000
CTC Media, Inc.*	2,900	71,514
Evraz Group SA, GDR	1,000	116,500
Gazprom OAO, ADR (OOTC)	48,700	2,824,600
Gazprom OAO, ADR (CHIX)	3,770	218,660
Gazpromneft OAO, ADR	2,200	82,390
Irkutskenergo OJSC	84,000	71,923
Kamaz*	34,500	186,588
Lebedyansky JSC*	900	73,915
Lukoil, ADR	7,000	687,400
Lukoil-Spon ADR	1,000	98,600
Magnitogorsk Iron & Steel Works, GDR	3,700	64,306
Mechel, ADR	2,100	104,034
MMC Norilsk Nickel, ADR	15,200	383,040
Mobile Telesystems OJSC	37,300	428,950
Mosenergo OAO*	650,000	122,168
Mosenergo OAO, ADR*	3,800	66,120
North-West Telecom*	56,500	71,759
NovaTek OAO, GDR	2,700	234,630
Novolipetsk Steel OJSC, GDR	2,400	136,800
OGK-3 OJSC	684,200	70,452
PIK Group, GDR*	4,900	132,300
RBC Information Systems*	9,600	84,514
Rosneft Oil Co., GDR*	46,000	533,600
Rostelecom, ADR	1,700	123,301
Sberbank	46,850	148,046
Sberbank, GDR	2,720	859,520
Sberbank (PRFC Shares)	50,000	98,000
Seventh Continent*	5,600	147,088
Severstal	2,900	76,270
Severstal-Avto	1,700	106,675
Sibirtelecom	726,250	65,726
Sistema JSFC	170,250	252,297
Surgutneftegaz, ADR	31,000	341,000
Surgutneftegaz (PRFC Shares)	138,300	77,448
Tatneft, GDR	1,200	180,900
TGK-5*	90,278,000	67,709
TMK OAO, GDR	1,900	74,822
Transneft (PRFC Shares)	50	68,500
Uralsvyazinform	1,400,000	74,900
Vimpel Communications, ADR	9,400	278,992
VolgaTelecom	14,300	67,210
VTB Bank OJSC*	69,000,000	238,740
X 5 Retail Group NV, GDR*	4,400	148,280

		10,727,154

Slovenia — 0.1%
Krka dd Novo mesto	500	70,487
Telekom Slovenije dd	200	81,544

		152,031

South Africa — 6.3%
ABSA Group Ltd.	6,900	72,037
Aeci Ltd.	8,200	66,887
African Bank Investments Ltd.	23,200	69,542
African Rainbow Minerals Ltd.	1,900	67,745
Allied Electronics Corp. Ltd.	13,200	62,118
Allied Electronics Corp. Ltd. (PRFC Shares)	19,300	89,827
Anglo Platinum Ltd.	2,300	382,506
AngloGold Ashanti Ltd.	4,700	159,609
ArcelorMittal South Africa Ltd.	5,300	150,341
Aspen Pharmacare Holdings Ltd.*	17,500	70,976
Aveng Ltd.	34,700	256,177
AVI Ltd.	33,700	55,609

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
South Africa (cont’d.)
Barloworld Ltd.	22,600	$230,264
Bidvest Group Ltd.*	32,200	403,228
DataTec Ltd.*	18,000	59,199
Discovery Holdings Ltd.	20,000	55,361
Eqstra Holdings Ltd.*	6,300	10,098
Exxaro Resources Ltd.	4,000	73,490
FirstRand Ltd.	132,000	223,437
Foschini Ltd.	13,800	51,889
Gold Fields Ltd.	21,000	265,679
Grindrod Ltd.	19,400	64,925
Group Five Ltd.	9,900	56,594
Growthpoint Properties Ltd.	38,800	54,908
Harmony Gold Mining Co. Ltd.*	8,700	105,906
Impala Platinum Holdings Ltd.	22,600	888,167
Imperial Holdings Ltd.*	6,300	42,307
Investec Ltd.	8,800	52,801
JD Group Ltd.	14,100	47,095
JSE Ltd.	7,400	51,362
Kumba Iron Ore Ltd.	2,300	92,221
Liberty Group Ltd.*	6,600	52,085
Massmart Holdings Ltd.	10,100	79,322
Medi-Clinic Corp. Ltd.	25,400	59,955
Metorex Ltd.*	21,200	62,256
Metropolitan Holdings Ltd.	37,200	51,786
Mr. Price Group Ltd.	34,700	66,274
MTN Group Ltd.	84,600	1,339,134
Murray & Roberts Holdings Ltd.	34,100	377,259
Mvelaphanda Group Ltd.	62,000	47,400
Mvelaphanda Resources Ltd.*	8,200	67,655
Nampak Ltd.	30,100	50,812
Naspers Ltd. (Class N Stock)	22,400	487,338
Nedbank Group Ltd.	7,100	83,112
Netcare Ltd.*	75,500	70,710
New Clicks Holdings Ltd.	35,800	56,457
Northam Platinum Ltd.	7,500	64,609
Pick’n Pay Holdings Ltd.	44,800	67,034
Pick’n Pay Stores Ltd.	16,900	58,093
Raubex Group Ltd.	12,300	53,175
Remgro Ltd.	14,500	346,983
Reunert Ltd.	14,000	87,310
RMB Holdings Ltd.	21,900	58,424
Sanlam Ltd.	54,000	114,187
Santam Ltd.	6,300	63,284
Sappi Ltd.	6,000	72,233
Sasol Ltd.	15,400	906,518
Shoprite Holdings Ltd.	13,900	69,956
Spar Group Ltd. (The)	8,900	56,106
Standard Bank Group Ltd.	38,400	372,708
Steinhoff International Holdings Ltd.	60,000	121,571
Sun International Ltd.	4,600	51,582
Telkom SA Ltd.	9,100	163,912
Tiger Brands Ltd.	10,200	183,134
Tongaat Hulett Ltd.	5,400	57,098
Truworths International Ltd.	19,400	56,725
Wilson Bayly Holmes-Ovcon Ltd.	4,200	59,154
Woolworths Holdings Ltd.	41,600	53,973

		10,421,629

South Korea — 6.3%
Amorepacific Corp.	100	61,947
Asiana Airlines	10,280	54,051
Cheil Industries, Inc.	1,190	55,174
CJ CheilJedang Corp.*	250	65,365
Daegu Bank	4,050	53,817
Daelim Industrial Co. Ltd.	500	51,145
Daewoo Engineering & Construction Co. Ltd.	3,670	55,433
Daewoo Securities Co. Ltd.	2,720	49,015
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,450	56,694
DC Chemical Co. Ltd.	270	91,114
Dongkuk Steel Mill Co. Ltd.	1,410	60,792
Doosan Corp.*	380	63,572
Doosan Heavy Industries and Construction Co. Ltd.	620	58,678
Doosan Infracore Co. Ltd.	1,950	56,484
GS Engineering & Construction Corp.	440	48,162
GS Holdings Corp.	1,600	61,183
Hana Financial Group, Inc.	5,140	197,777
Hanarotelecom, Inc.*	9,070	69,279
Hanjin Heavy Industries & Construction Co. Ltd.	1,120	48,181
Hanjin Shipping Co. Ltd.	2,000	77,625
Hankook Tire Co. Ltd.	4,260	59,254
Hanwha Corp.	1,380	48,812
Hite Brewery Co. Ltd.	550	61,780
Honam Petrochemical Corp.	680	48,495
Hynix Semiconductor, Inc.*	6,900	164,906
Hyosung Corp.	1,020	72,547
Hyundai Department Store Co. Ltd.	640	51,822
Hyundai Development Co.	1,030	52,187
Hyundai Engineering & Construction Co. Ltd.	710	47,173
Hyundai Heavy Industries	720	223,010
Hyundai Merchant Marine Co. Ltd.	1,850	69,416
Hyundai Mipo Dockyard	300	58,793
Hyundai Mobis	1,000	80,971
Hyundai Motor Co. Ltd.	2,700	183,261
Hyundai Motor Co. Ltd. (PRFC Shares)	1,800	49,214
Hyundai Securities Co.	4,370	52,847
Hyundai Steel Co.	1,200	90,397
Industrial Bank of Korea	3,400	51,843
Kangwon Land, Inc.	3,090	67,646
KCC Corp.	150	62,449
Kia Motors Corp.*	4,970	52,501
Kookmin Bank	7,150	422,418
Korea Electric Power Corp.	10,900	320,420
Korea Exchange Bank	4,260	58,440
Korea Express Co. Ltd.*	660	64,356
Korea Gas Corp.	950	69,203
Korea Investment Holdings Co. Ltd.	1,190	47,609
Korea Line Corp.	320	53,841
Korea Zinc Co. Ltd.	540	73,821
Korean Air Lines Co. Ltd.	1,600	75,255
KT Corp.	8,620	368,763

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
South Korea (cont’d.)
KT Freetel Co. Ltd.*	2,340	$62,747
KT&G Corp.	3,200	275,321
LG Chem Ltd.	1,100	105,158
LG Corp.	1,050	68,156
LG Dacom Corp.	3,630	57,779
LG Display Co. Ltd.	1,500	56,211
LG Electronics, Inc.	2,180	246,958
LG Household & Health Care Ltd.	310	60,752
LG Telecom Ltd.	7,120	53,976
Lotte Shopping Co. Ltd.	160	47,646
LS Corp.	700	61,297
Macquarie Korea Infrastructure Fund	10,110	62,822
MegaStudy Co. Ltd.	180	56,992
Mirae Asset Securities Co. Ltd.	450	44,094
NHN Corp.*	880	153,530
POSCO	1,620	842,484
Pusan Bank	4,000	53,535
S-Oil Corp.	960	61,672
Samsung C&T Corp.	2,830	153,127
Samsung Card Co.	1,120	49,466
Samsung Electro-Mechanics Co. Ltd.	1,240	45,994
Samsung Electronics Co. Ltd.	1,790	1,069,500
Samsung Electronics Co. Ltd. (PRFC Shares)	320	137,967
Samsung Engineering Co. Ltd.	760	56,888
Samsung Fine Chemicals Co. Ltd.	1,050	52,698
Samsung Fire & Marine Insurance Co. Ltd.	980	204,703
Samsung Heavy Industries Co. Ltd.	2,100	74,882
Samsung SDI Co. Ltd.*	850	67,932
Samsung Securities Co. Ltd.	790	49,316
Samsung Techwin Co. Ltd.	1,100	48,740
Shinhan Financial Group Co. Ltd.	8,100	366,264
Shinsegae Co. Ltd.	340	182,993
SK Chemicals Co. Ltd.	1,320	50,034
SK Energy Co. Ltd.	1,520	169,284
SK Holdings Co. Ltd.	420	51,795
SK Telecom Co. Ltd.	1,640	298,666
STX Pan Ocean Co. Ltd.	28,000	56,183
STX Shipbuilding Co. Ltd.	2,000	57,837
Tong Yang Securities, Inc.	3,690	41,625
Woongjin Coway Co. Ltd.	2,060	60,458
Woori Finance Holdings Co. Ltd.	3,310	52,685
Woori Investment & Securities Co. Ltd.	2,980	54,127
Yuhan Corp.	290	60,714

		10,423,946

Taiwan — 6.3%
Acer, Inc.	31,000	61,075
Advanced Semiconductor Engineering, Inc.	63,000	56,663
Ambassador Hotel (The)	38,000	55,273
Asia Cement Corp.	36,000	53,965
Asia Optical Co., Inc.	26,000	49,596
Asustek Computer, Inc.	73,000	198,656
AU Optronics Corp.	122,000	191,724
Catcher Technology Co. Ltd.	18,000	51,296
Cathay Financial Holding Co. Ltd.	120,000	260,930
Cathay Real Estate Development Co. Ltd.	76,000	42,441
Chang Hwa Commercial Bank	84,000	59,777
Cheng Shin Rubber Industry Co. Ltd.	34,000	45,982
Chi Mei Optoelectronics Corp.	116,000	133,950
China Airlines	121,000	52,621
China Development Financial Holding Corp.	150,000	60,538
China Motor Corp.	76,000	49,076
China Petrochemical Development Corp.*	106,000	47,145
China Steel Corp.	200,000	308,701
Chinatrust Financial Holding Co. Ltd.*	197,000	190,166
Chong Hong Construction Co.	20,000	50,802
Chunghwa Picture Tubes Ltd.*	198,000	51,860
Chunghwa Telecom Co. Ltd.	301,000	778,457
Compal Electronics, Inc.	60,000	64,837
Delta Electronics, Inc.	22,000	61,246
E.Sun Financial Holding Co. Ltd.*	99,000	53,817
Epistar Corp.	23,000	41,525
Eva Airways Corp.*	122,000	52,453
Evergreen Marine Corp. Taiwan Ltd.	91,000	72,253
Everlight Electronics Co. Ltd.	18,000	46,493
Far Eastern Department Stores Co. Ltd.	41,000	43,630
Far Eastern Textile Co. Ltd.	42,000	54,726
Far EasTone Telecommunications Co. Ltd.	123,000	195,524
Feng Hsin Iron & Steel Co.*	22,000	57,115
First Financial Holding Co. Ltd.	68,000	74,602
First Steamship Co. Ltd.*	22,000	36,458
Formosa Chemicals & Fibre Corp.	58,000	114,269
Formosa International Hotels Corp.	4,000	75,511
Formosa Petrochemical Corp.	29,000	76,625
Formosa Plastics Corp.*	107,000	258,044
Formosa Taffeta Co. Ltd.	59,000	58,217
Foxconn Technology Co. Ltd.	12,000	55,546
Fubon Financial Holding Co. Ltd.	78,000	79,663
Giant Manufacturing Co. Ltd.	25,000	67,127
Goldsun Development & Construction Co. Ltd.	76,000	37,558
Great Wall Enterprise Co.	44,000	64,942
HannStar Display Corp.*	137,000	49,875
High Tech Computer Corp.	10,000	224,030
HON HAI Precision Industry Co. Ltd.	89,000	438,359
Hotai Motor Co. Ltd.	25,000	74,539
Hua Nan Financial Holdings Co. Ltd.	66,000	60,340
InnoLux Display Corp.	29,000	52,071
Inventec Appliances Corp.	38,000	72,863
Inventec Co. Ltd.	103,000	60,742
KGI Securities Co. Ltd.	69,000	50,239
Largan Precision Co. Ltd.	5,000	63,915
Lite-On Technology Corp.	57,000	57,370
Macronix International	123,000	53,896

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Taiwan (cont’d.)
MediaTek, Inc.	20,000	$230,620
Mega Financial Holding Co. Ltd.	205,000	162,093
Motech Industries, Inc.	7,000	54,426
Nan Kang Rubber Tire Co. Ltd.	50,700	46,185
Nan Ya Plastics Corp.	128,000	271,999
Nanya Technology Corp.	104,000	46,770
Novatek Microelectronics Corp. Ltd.	17,000	49,399
Oriental Union Chemical Corp.	51,000	53,767
Polaris Securities Co. Ltd.*	85,000	50,967
POU Chen Corp.	94,000	82,068
Powerchip Semiconductor Corp.	156,000	44,405
Powertech Technology, Inc.	16,000	56,139
President Chain Store Corp.	21,000	69,878
ProMOS Technologies, Inc.	244,000	47,268
Qisda Corp.*	69,000	45,920
Quanta Computer, Inc.	38,000	58,841
Realtek Semiconductor Corp.	22,000	45,083
Richtek Technology Corp.	8,000	62,201
Ruentex Industries Ltd.	62,000	47,797
Sanyang Industrial Co. Ltd.	97,000	39,947
Shih Wei Navigation Co. Ltd.	23,000	42,737
Shin Kong Financial Holding Co. Ltd.	73,000	48,702
Siliconware Precision Industries Co.	40,000	58,973
Sino-American Silicon Products, Inc.	10,000	45,794
SinoPac Financial Holdings Co. Ltd.	130,000	56,321
Synnex Technology International Corp.	24,000	49,418
Tainan Spinning Co. Ltd.	119,000	47,242
Taishin Financial Holdings Co. Ltd.*	123,000	52,477
Taiwan Business Bank*	190,000	71,360
Taiwan Cement Corp.	50,000	67,539
Taiwan Cooperative Bank	62,000	57,602
Taiwan Fertilizer Co. Ltd.	14,000	52,581
Taiwan Glass Industrial Corp.	55,000	58,528
Taiwan Mobile Co. Ltd.	164,000	305,274
Taiwan Semiconductor Manufacturing Co. Ltd.*	369,000	790,202
Taiwan TEA Corp.*	71,000	36,023
Tatung Co. Ltd.*	113,000	45,605
Teco Electric and Machinery Co. Ltd.	101,000	56,568
Tripod Technology Corp.	19,000	47,511
TSRC Corp.	41,000	63,824
Tung Ho Steel Enterprise Corp.	32,000	57,457
U-Ming Marine Transport Corp.	20,000	52,713
Uni-President Enterprises Corp.	185,000	222,466
Unimicron Technology Corp.	61,000	69,334
United Microelectronics Corp.	297,000	157,536
Walsin Lihwa Corp.*	131,000	47,259
Wan Hai Lines Ltd.	74,000	57,049
Wistron Corp.	37,000	52,904
Yang Ming Marine Transport Corp.	79,000	52,054
Yuanta Financial Holding Co. Ltd.*	204,000	142,819
Yulon Motor Co. Ltd.	49,000	49,722
Zinwell Corp.	17,000	43,126

		10,475,607

Thailand — 3.1%
Advanced Info Service PCL	118,000	326,454
Airports of Thailand PCL	43,000	62,696
Asian Property Development PCL	274,900	41,521
Bangkok Bank PCL	94,300	335,627
Bangkok Dusit Medical Service PCL	90,000	102,288
Bangkok Expressway PCL	103,700	50,555
Bank of Ayudhya PCL*	169,000	111,201
Banpu PCL	18,300	288,991
BEC World PCL	85,700	62,798
Bumrungrad Hospital PCL	63,900	67,369
Calcomp Electronics Thailand PCL	349,500	52,266
Central Pattana PCL	71,700	50,180
CH. Karnchang PCL	257,800	42,408
Charoen Pokphand Foods PCL	444,000	13,279
CP ALL PCL	202,100	64,677
Delta Electronics Thai PCL	95,900	58,799
Electricity Generating PCL	25,000	63,182
Glow Energy PCL	58,100	51,262
Hana Microelectronics PCL	140,200	76,736
IRPC PCL	356,000	43,229
Italian-Thai Development PCL	620,300	111,314
Kasikornbank PCL	116,600	247,603
Khon Kaen Sugar Industry PCL	142,200	55,289
Krung Thai Bank PCL	201,000	50,799
Land and Houses PCL	588,000	121,346
Major Cineplex Group PCL	113,300	49,475
Minor International PCL	175,560	73,511
Precious Shipping PCL	82,800	54,729
PTT Aromatics & Refining PCL	55,400	38,110
PTT Chemical PCL	17,800	55,900
PTT Exploration & Production PCL	64,100	370,010
PTT PCL	52,300	472,397
Quality House PCL	1,183,300	76,445
Ratchaburi Electricity Generating Holding PCL	45,000	56,528
Regional Container Lines PCL	94,300	50,203
Siam Cement PCL	48,600	280,538
Siam City Bank PCL*	115,200	52,371
Siam City Cement PCL	8,100	48,210
Siam Commercial Bank PCL	89,400	207,223
Sino Thai Engineering & Construction PCL*	590,000	67,055
Thai Airways International PCL	68,600	43,292
Thai Beverage PCL	392,000	70,589
Thai Oil PCL	49,000	76,208
Thai Union Frozen Products PCL	155,700	77,768
Thanachart Capital PCL	117,800	47,212
Thoresen Thai Agencies PCL	61,000	74,802
Tisco Bank PCL	72,400	43,308
TMB Bank PCL*	1,462,500	52,052
Total Access Communication PCL	45,000	72,000
True Corp. PCL*	383,800	45,916

		5,107,721

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (Continued)
Turkey — 3.3%
Akbank TAS	69,700	$241,935
Akenerji Elektrik Uretim A/S*	7,400	67,784
Aksigorta A/S	12,500	42,084
Alarko Holding A/S	24,000	53,753
Anadolu Efes Biracilik Ve Malt Sanayii A/S	21,200	183,869
Arcelik A/S	14,300	50,071
Aygaz A/S*	19,984	46,702
BIM Birlesik Magazalar A/S	6,900	263,802
Dogan Sirketler Grubu Holdings*	91,500	111,548
Dogan Yayin Holding*	30,600	35,742
Enka Insaat ve Sanayi A/S	40,132	462,902
Eregli Demir ve Celik Fabrikalari TAS	62,475	509,948
Ford Otomotiv Sanayi A/S	8,000	57,195
Haci Omer Sabanci Holding A/S	31,000	106,141
Hurriyet Gazetecilik A/S*	36,800	43,316
Ihlas Holding*	107,900	48,629
Is Gayrimenkul Yatirim Ortakligi A/S .	70,600	50,240
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	62,600	58,943
KOC Holding A/S*	105,110	287,178
Migros Turk TAS	9,200	151,869
Petkim Petrokimya Holding A/S*	11,000	44,995
Petrol Ofisi A/S*	15,650	63,173
Sekerbank TAS	24,500	47,726
TAT Konserve*	20,500	52,348
Tofas Turk Otomobil Fabrikasi A/S	16,800	48,952
Trakya Cam Sanayi A/S*	47,152	50,889
Tupras Turkiye Petrol Rafine	15,800	364,689
Turcas Petrolculuk A/S	9,200	35,642
Turk Hava Yollari AO*	11,300	46,247
Turk Sise ve Cam Fabrikalari A/S*	42,100	44,782
Turkcell Iletisim Hizmet A/S	128,100	742,067
Turkiye Garanti Bankasi A/S*	206,600	476,537
Turkiye Is Bankasi	78,400	256,817
Yapi Kredi Sigorta A/S	5,600	72,707
Yapi ve Kredi Bankasi A/S*	46,000	84,244
Yazicilar Holding A/S	10,600	60,220

		5,365,686

United Arab Emirates — 0.8%
Air Arabia*	240,000	119,574
Amlak Finance PJSC	67,000	82,084
DP World Ltd.	228,200	196,252
Dubai Financial Market	64,000	88,689
Dubai Investments*	94,000	96,481
Dubai Islamic Bank	52,000	113,541
Emaar Properties PJSC	61,000	180,191
Emirates NBD PJSC	37,100	121,207
Tabreed*	404,800	271,112
Union Properties*	75,000	105,362

		1,374,493

TOTAL COMMON STOCKS (cost $167,152,382)		152,193,631

Saudi Arabia — 0.9%
Saudi Arabia Investment Fund Ltd. (The)	19,242	1,458,544

Vietnam — 0.8%
Dragon Capital – Vietnam Enterprise
Investments Ltd. (Class R Stock)*	559,900	1,366,156

TOTAL INVESTMENT FUNDS (cost $3,539,552)		2,824,700

WARRANTS* — 6.2%
India — 3.4%
Aban Offshore Ltd., expiring 04/25/12	900	60,218
ABB Ltd., expiring 06/27/12	2,400	45,809
ACC Ltd., expiring 07/12/11	3,800	46,380
Adani Enterprises Ltd., expiring 09/06/11	3,200	45,605
Aditya Birla Nuvo Ltd., expiring 6/28/10	1,900	52,580
Asian Paints Ltd., expiring 08/17/10	2,700	72,071
Axis Bank Ltd., expiring 04/21/10	4,000	56,212
Bajaj Hindusthan Ltd., expiring 06/29/12	12,200	47,378
Bank of India, expiring 05/02/11	9,700	48,907
BF Utilities Ltd., expiring 06/01/11	1,500	42,908
Bharat Forge Ltd., expiring 05/23/11	11,000	60,065
Bharat Heavy Electricals Ltd., expiring 09/01/10	3,200	102,526
Bharti Airtel Ltd. expiring 06/29/12	21,600	361,840
Biocon Ltd., expiring 05/31/10	5,700	52,221
Bombay Dyeing & Manufacturing Co. Ltd., expiring 11/14/11	2,600	35,134
Bosch Ltd., expiring 10/04/12	800	71,274
Cairn India Ltd., expiring 12/27/11	11,400	72,734
Centurion Bank of Punjab Ltd., expiring 08/30/10	54,600	52,501
CESC Ltd., expiring 01/22/13	5,500	50,254
Cipla Ltd., expiring 08/16/11	16,000	78,430
Colgate Palmolive India Ltd., expiring 10/25/12	7,200	59,386
Container Corp of India, expiring 02/16/10	3,400	61,244
Crompton Greaves Ltd., expiring 07/27/10	13,400	69,050
Dabur India Ltd., expiring 06/15/11	26,400	48,471
DLF Ltd., expiring 06/21/12	4,200	38,669
Essar Oil Ltd., expiring 07/20/12	16,500	68,615
Glenmark Pharmaceuticals Ltd., expiring 02/11/09	4,400	65,067
GMR Infrastructure Ltd., expiring 08/10/11	17,600	32,825
HCL Technologies Ltd., expiring 09/01/10	9,300	54,554
Hero Honda Motors Ltd., expiring 05/02/11	3,100	49,846

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
WARRANTS *
(Continued)
India (cont’d.)
Hindustan Unilever Ltd., expiring 12/30/10	32,700	$157,329
Housing Development & Infrastructure Ltd., expiring 07/24/12	4,400	39,611
Housing Development Finance Corp., expiring 01/18/11	6,450	294,351
Idea Cellular Ltd., expiring 03/05/12	38,800	84,170
Indiabulls Financial Services Ltd., expiring 09/24/09	5,200	31,009
Indiabulls Real Estate Ltd., expiring 01/08/13	4,100	26,154
Indian Hotels Co. Ltd., expiring 06/29/12	33,000	59,324
Infrastructure Development Finance Co. Ltd., expiring 08/12/10	20,400	49,063
IVRCL Infrastructures & Projects Ltd., expiring 02/19/09	7,500	52,905
Jaiprakash Associates Ltd., expiring 07/01/10	13,200	44,179
Jindal Steel & Power Ltd., expiring 01/30/13	1,200	48,817
JSW Steel Ltd., expiring 06/21/12	3,000	63,585
Kotak Mahindra Bank Ltd., expiring 04/20/12	3,600	38,588
Lanco Infratech Ltd., expiring 10/03/12	5,500	36,183
Maruti Suzuki India Ltd., expiring 06/13/11	4,500	64,440
Merrill Lynch International Co., expiring 01/08/13	48,300	85,539
Mundra Port and Special Economic Zone Ltd., expiring 11/23/12	3,600	41,318
Nestle India Ltd., expiring 09/30/10	1,600	60,577
NTPC Ltd., expiring 10/19/09	29,300	103,372
Oil & Natural Gas Corp. Ltd., piring 03/09/09	5,700	107,904
Power Grid Corp. of India Ltd., expiring 09/27/12	26,600	48,498
Punj Lloyd Ltd., expiring 06/25/12	9,500	46,976
Ranbaxy Laboratories Ltd., expiring 01/28/09	8,000	97,187
Reliance Capital Ltd., expiring 09/20/11	2,300	48,230
Reliance Communications Ltd., expiring 01/25/11	33,800	347,617
Reliance Infrastructure Ltd., expiring 08/09/11	5,200	94,635
Reliance Natural Resources Ltd., expiring 01/25/11	28,200	42,344
Reliance Petroleum Ltd., expiring 05/08/11	16,400	65,748
Reliance Power Ltd., expiring 02/04/13	9,200	29,201
Reliance Power Ltd., expiring 02/04/13	9,300	29,517
Sesa GOA Ltd., expiring 01/21/10	600	47,176
Siemens India Ltd., expiring 12/13/11	5,000	44,844
Steel Authority of India Ltd., expiring 04/21/09	15,400	49,897
Sterlite Industries India Ltd., expiring 03/24/11	4,700	77,604
Sun Pharmaceutical Industries Ltd., expiring 02/17/10	2,100	68,331
Suzlon Energy Ltd., expiring 09/16/10	9,900	49,655
Tata Chemicals Ltd., expiring 06/27/11	9,200	61,309
Tata Communiciations Ltd., expiring 11/18/10	5,100	44,146
Tata Consultancy Services Ltd., expiring 08/24/09	4,100	81,724
Tata Power Co. Ltd., expiring 09/30/10	7,150	175,532
Tata Steel Ltd., expiring 10/18/11	8,800	150,757
Tata Tea Ltd., expiring 10/13/10	3,600	62,413
Titan Industries Ltd., expiring 02/02/12	2,100	48,402
Unitech Ltd., expiring 07/12/10	9,200	36,625
United Phosphorus Ltd., expiring 01/28/09	9,200	60,324
United Spirits Ltd., expiring 10/05/11	2,100	60,759
Videocon Industries Ltd., expiring 09/15/11	7,400	44,933
Voltas Ltd., expiring 09/15/11	14,700	42,251
Zee Entertainment Enterprises Ltd., expiring 05/09/11	13,900	63,752

		5,611,579

Oman — 0.9%
Bank Muscat SAOG	94,400	441,294
Citi Global Markets, expiring 06/25/08	38,000	73,128
Citigroup Global Markets, expiring 06/25/08	35,000	81,717
Galfar Engineering & Contracting SAOG	13,000	70,731
Galfar Engineering & Contracting SAOG	41,700	226,883
Oman Telecommunications Co.	47,600	275,797
Raysut Cement Co.	33,300	263,252

		1,432,802

Qatar — 1.9%
Commercial Bank of Qatar, expiring 04/25/10	6,500	264,284
Masaf Al Raya	36,000	216,593
Merrill Quatar, expiring 05/24/10	4,400	76,516
Merrill Quatar, expiring 05/24/10	12,200	314,052

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Shares	Value (Note 2)
WARRANTS * (Continued)
Qatar (cont’d.)
Merrill Quatar Gas Trans, expiring 07/26/10	4,000	$247,252
Merrill Quatar Insurance, expiring 05/24/10	40,600	438,358
Merrill Quatar Navigation, expiring 05/24/10	7,400	311,858
Merrill Quatar Shipping, expiring 05/24/10	4,200	181,037
Qatar Electricity & Water Co., expiring 05/24/10	2,900	121,974
Qatar Islamic Bank, expiring 05/24/10	9,500	403,750
Qatar National Bank SAQ, expiring 07/26/10	5,000	315,245
Qatar Telecom Q-Tel QSC, expiring 05/24/10	3,800	199,603

		3,090,522

TOTAL WARRANTS (cost $12,494,745)		10,134,903

RIGHTS *
AngloGold Ashanti Ltd., expiring 06/23/08 (South Africa)	1,158	9,880
Kenya Commerical Bank Ltd.,expiring 07/25/08 (Kenya)	372,800	3,803
Koor Industries Ltd., expiring 06/24/08 (Israel)	146	2,524
Vivo Participacoes SA, expiring 06/27/08 (Brazil)	305	6

TOTAL RIGHTS (cost $0)		16,213

TOTAL INVESTMENTS(o) — 100.0% (cost $183,186,679)		165,169,447
Other assets in excess of liabilities		25,955

NET ASSETS — 100.0%		$165,195,402

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of June 30, 2008, 131 securities representing $25,698,433 and 15.6% of total net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $25,694,630 were valued using Other Significant Observable Inputs (Level 2, as defined below) and $3,803 were valued using Significant Unobservable Inputs (Level 3, as defined below).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$139,471,014	—
Level 2 – Other Significant Observable Inputs	25,694,630	—
Level 3 – Significant Unobservable Inputs	3,803	—

Total	$165,169,447	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities
Balance as of 12/31/07	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$3,803
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$3,803

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Commercial Banks	14.0%
Telecommunications	12.6
Oil, Gas & Consumable Fuels	10.5
Metals & Mining	9.2
Diversified Operations	3.2
Engineering/construction	2.9
Diversified Financial Services	2.7

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Chemicals	2.7%
Pharmaceuticals	2.7
Food	2.6
Financial Services	2.4
Semiconductors	1.9
Retail & Merchandising	1.9
Building Materials	1.8
Electric – Generation	1.8
Investment Funds	1.7
Electric	1.6
Beverages	1.6
Electronic Components & Equipment	1.5
Transportation	1.2
Agriculture	1.1
Insurance	1.0
Internet Software & Services	1.0
Investment Companies	0.9
Electric – Integrated	0.9
Coal	0.9
Media & Entertainment	0.8
Machinery	0.8
Hotels & Motels	0.8
Computer Services & Software	0.7
Tobacco	0.7
Real Estate	0.6
Automobile Manufacturers	0.6
Airlines	0.6
Real Estate Operation & Development	0.6
Steel	0.6
Computers	0.6
Commercial Services	0.5
Banks	0.4
Paper & Forest Products	0.4
Healthcare Providers & Services	0.4
Home Builders	0.3
Marine	0.3
Auto Parts & Equipment	0.3
Manufacturing	0.3
Independent Power Producers & Energy Traders	0.3
Entertainment & Leisure	0.2
Distribution/Wholesale	0.2
Energy – Alternate Sources	0.2
Textiles	0.2
Home Furnishings	0.2
Aerospace & Defense	0.2
Holding Companies – Diversified	0.2
Household Products/Wares	0.2
Clothing & Apparel	0.2
Biotechnology	0.2
Healthcare Products & Services	0.2
Apparel	0.1
Cosmetics & Toiletries	0.1
Advertising	0.1
Real Estate Investment Trusts	0.1
Water	0.1
Medical Supplies & Equipment	0.1
Consumer Products & Services	0.1
Venture Capital	0.1
Utilities	0.1

100.0
Other assets in excess of liabilities	— *

100.0%

*	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value:
Unaffiliated investments (cost $183,186,679)	$165,169,447
Cash	43,023
Foreign currency, at value (cost $133,780)	121,359
Receivable for investments sold	2,865,940
Dividends and interest receivable	416,075

Total Assets	168,615,844

LIABILITIES:
Loan payable (Note 7)	2,700,000
Payable for investments purchased	425,876
Accrued expenses and other liabilities	112,908
Payable for fund share repurchased	94,036
Advisory fees payable	86,340
Shareholder servicing fees payable	1,282

Total Liabilities	3,420,442

NET ASSETS	$165,195,402

Net assets were comprised of:
Paid-in capital	$182,502,745
Retained earnings	(17,307,343)

Net assets, June 30, 2008	$165,195,402

Net asset value and redemption price per share, $165,195,402 / 18,232,308 outstanding shares of beneficial interest	$9.06

STATEMENT OF OPERATIONS

(Unaudited)

For the Period May 1, 2008* through June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $82,209 foreign withholding tax)	$923,671
Affiliated dividend income	89,267

1,012,938

EXPENSES
Advisory fees	298,263
Custodian and accounting fees	80,000
Shareholder servicing fees and expenses	18,980
Audit fee	6,000
Transfer agent’s fees and expenses	3,000
Trustees’ fees	3,000
Legal fees and expenses	1,000
Shareholders’ reports	1,000
Loan interest expense (Note 7)	726
Miscellaneous	17,773

Total expenses	429,742

NET INVESTMENT INCOME	583,196

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	344,385
Foreign currency transactions	(215,759)

128,626

Net change in unrealized appreciation (depreciation) on:
Investments	(18,017,232)
Foreign currencies	(1,933)

(18,019,165)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(17,890,539)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,307,343)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

May 1, 2008* through June 30, 2008
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$583,196
Net realized gain on investment and foreign currency transactions	128,626
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(18,019,165)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(17,307,343)

FUND SHARE TRANSACTIONS:
Fund share sold [19,150,466 shares]	191,034,007
Fund share repurchased [918,158 shares]	(8,531,262)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	182,502,745

TOTAL INCREASE IN NET ASSETS	165,195,402
NET ASSETS:
Beginning of period	—

End of period	$165,195,402

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
LONG-TERM INVESTMENTS — 103.5%
ASSET-BACKED SECURITIES — 4.8%
Ace Securities Corp., Series 2003-NC, Class M1	Aa2	3.263	%(c)	07/25/33	$2,710	$2,147,796
Bank of America Manufactured Housing Contract Trust, Series 2003-5, Class 1A35	B2	6.90	%(c)	04/10/28	2,400	3,146,061
Bear Stearns Second Lien Trust, Series 2007-SV1A A1, 144A	Aaa	2.703	%(c)	12/25/36	931	632,403
CDC Mortgage Capital Trust, Series 2002-HE1, Class M1	A1	3.833	%(c)	08/25/33	3,408	2,862,949
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	A1	4.133	%(c)	03/25/33	6,232	4,929,194
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Aa3	3.153	%(c)	07/25/34	3,770	3,391,419
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Aa1	5.071	%(c)	04/25/35	3,704	2,932,550
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	AAA(d)	2.813	%(c)	07/25/36	2,467	1,851,510
Fremont Home Loan Trust, Series 2003-B, Class M1	Aa1	3.533	%(c)	12/25/33	3,380	2,859,955
GSAA Home Equity Trust, Series 2007-4, Class A3A	Aaa	2.783	%(c)	03/25/37	4,790	2,384,055
GSAA Home Equity Trust, Series 2007-6, Class A4	Aaa	2.783	%(c)	05/25/47	9,370	4,809,601
GSAA Trust, Series 2007-5, Class 2A3A	Aaa	2.803	%(c)	04/25/47	4,920	2,742,536
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aaa	2.933	%(c)	07/25/34	2,288	1,937,742
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	Aa2	3.503	%(c)	10/25/33	3,534	2,985,159
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	4.10	%(c)	04/25/24	1,890	1,894,914
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aa2	2.933	%(c)	03/25/36	3,850	3,287,143
RAAC, Series 2006-RP3, Class A, 144A	Aaa	2.753	%(c)	05/25/36	3,202	2,809,409
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	2.723	%(c)	11/25/36	4,100	2,052,131
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Aaa	5.645%		10/25/36	3,270	2,975,700
Structured Asset Securities Corp., Series 2007-BC4, Class A3	Aaa	2.733	%(c)	11/25/37	2,951	2,686,880

TOTAL ASSET-BACKED SECURITIES (cost $56,677,555)						55,319,107

BANK NOTES (c) — 0.5%
Alltel Communications	Ba3	4.75%		05/15/15	499	495,131
Aramark Tl	Ba3	4.80%		01/26/14	496	467,927
Charter Communication Operating LLC	B1	4.80%		03/06/14	500	438,068
First Data Corp.	Ba3	5.05%		09/24/14	497	456,015
Graphic Packaging TLC	Ba3	5.55%		05/16/14	995	939,565
Harrahs Term Loan	Ba3	5.80%		01/28/15	1,247	1,136,908
HCA, Inc.	NR	5.50%		11/16/13	497	466,528
Iconix Tl	NR	7.60%		05/01/14	941	886,575
Royalty Pharma TLB	NR	6.85%		05/15/14	497	494,378
Tribune Co. Tl X	B2	5.30%		06/04/09	500	478,125

TOTAL BANK NOTES (cost $6,236,895)						6,259,220

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Bank of America Mortgage Securities, Inc., Series 2003-5, Class 1A35	Aaa	4.50%		07/25/33	3,500	3,225,640
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Aaa	6.205%		05/28/37	3,200	2,794,689
BCAP LLC Trust, Series 2006-AA1, Class A1	Aaa	2.673	%(c)	10/25/36	7,746	5,486,622
Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1	Aaa	6.176	%(c)	05/25/36	2,603	1,847,965

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4	Aaa	5.405	%(c)	12/11/40	$220	$213,344
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4	Aaa	5.457	%(c)	03/11/39	4,400	4,234,200
Bear Stearns Structured Products, Inc., Series 2007-R11, Class A1A, 144A	Aaa	3.083%		09/27/37	3,109	2,955,499
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMBLB, Class A1, 144A	Aaa	6.746%		06/20/31	4,953	5,125,338
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2005, Class 1A1	Aaa	2.983	%(c)	02/25/35	7,302	6,047,569
First Horizon Asset Securities, Inc., Series 2004-AR7, Class A1	Aaa	5.321	%(c)	02/25/35	797	733,079
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	Aaa	2.733	%(c)	04/25/36	8,548	5,741,449
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Aaa	2.713	%(c)	04/25/36	859	604,709
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224	%(c)	04/10/37	1,000	960,316
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%		07/10/39	600	577,998
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.799	%(c)	08/10/45	690	659,783
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Aaa	3.483	%(c)	11/25/47	3,583	2,898,172
IMPAC Secured Assets Cmn Owner Trust, Series 2006-7, Class 2A1	Aaa	2.833	%(c)	08/25/36	720	576,289
JPMorgan Alternative Loan Trust, Series 2006-51, Class 3A2	Aaa	2.753	%(c)	03/25/36	3,970	3,658,040
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	950	880,450
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%		07/15/30	5,900	5,530,308
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	Aaa	5.347%		11/15/38	1,140	1,074,708
Master Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A	Aaa	5.648	%(c)	11/25/35	7,186	5,852,131
Master Alternative Loans Trust, Series 2004-10, Class 5A1	Aaa	2.933	%(c)	09/25/34	4,561	3,783,761
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72	%(c)	11/15/26	5,600	5,807,243
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	Aaa	5.658	%(c)	05/12/39	900	875,673
Morgan Stanley Capital I, Series 2006-IQI2, Class A4	Aaa	5.332%		12/15/43	1,570	1,476,539
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Aaa	5.481	%(c)	11/25/34	6,424	5,348,218
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Aaa	3.183	%(c)	12/25/35	5,964	5,269,413
Morgan Stanley Mortgage Loan Trust, Series 2006-AR, Class 2A3	Aaa	6.096	%(c)	03/25/36	7,387	5,692,596
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Aaa	6.262	%(c)	06/25/36	3,525	2,467,220
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Aaa	7.00%		04/25/35	4,854	4,210,707
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Aaa	2.933	%(c)	01/25/37	3,587	2,685,004
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2	Aaa	6.00%		08/25/36	8,780	6,359,435
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Aaa	2.843	%(c)	01/25/37	8,184	6,260,377
Residential Asset Securitization Trust, Series 2007-A7, Class A3	Aaa	6.00%		07/25/37	4,200	2,977,215

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Saco I, Inc., Series 2007-VA1, Class A, 144A	Aaa	8.974	%(c)	06/25/21	$4,077	$4,172,677
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Aaa	2.853	%(c)	07/25/34	690	581,475
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Aaa	5.942	%(c)	10/25/35	5,074	4,198,144
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1	Aaa	2.683	%(c)	09/25/47	808	752,165
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	Aaa	6.216	%(c)	09/25/37	6,310	5,991,237
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	Aaa	5.421	%(c)	08/20/35	418	391,194
Wamu Mortgage Pass-Through Certificates, Series 2004-HY1, Class A1	Aaa	5.473	%(c)	02/25/37	1,811	1,706,506
Wamu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	Aaa	5.954	%(c)	08/25/36	3,540	2,762,590

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $134,134,306)						135,447,687

CORPORATE BONDS — 25.3%
Aerospace/Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Ba3	6.375%		10/15/15	820	766,700
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%		06/15/12	570	575,700

						1,342,400

Automobile Manufacturers
General Motors Corp., Debs., Sr. Unsec’d. Notes(a)	B(d)	8.375%		07/15/33	520	308,100

Banks — 2.4%
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	5.75%		12/01/17	100	93,912
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	6.00%		09/01/17	740	712,999
Bank of America Corp., Sub. Notes	A1	8.125	%(c)	12/29/49	1,440	1,361,174
ICICI Bank Ltd., Unsec’d. Notes (India)	Baa2	6.375	%(c)	04/30/22	2,050	1,851,831
Kaupthing Bank, Sr. Notes, 144A(g)	NR	7.625%		02/28/15	5,480	4,581,566
RSHB Capital SA, Sr. Sec’d. Notes (Luxembourg)	A3	6.299	%(c)	05/15/17	2,800	2,536,576
Shinsei Finance Cayman Ltd., Jr. Sub. Notes, 144A(a)	Baa1	6.418	%(c)	01/29/49	2,010	1,411,607
TuranAlem Finance BV, Gtd. Notes (Netherlands)	Ba1	8.25%		01/22/37	4,880	4,080,900
Wachovia Corp., Notes(a)	Aa3	5.75%		02/01/18	2,130	1,941,314
Wachovia Corp., Sub. Notes	A1	5.625%		10/15/16	4,220	3,837,145
Wells Fargo & Co., Sr. Unsec’d. Notes	Baa2	4.375%		01/31/13	800	774,646
Wells Fargo & Co., Sr. Unsec’d. Notes	Aa1	5.25%		10/23/12	500	502,802
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	Aa1	5.30%		08/26/11	1,990	2,024,560
Wells Fargo Capital, Gtd. Notes(a)	Aa2	5.95%		12/15/36	1,730	1,569,375

						27,280,407

Beverages — 0.1%
Dr Pepper Snapple Group, Inc., Sr. Notes, 144A	Baa3	6.82%		05/01/18	1,000	1,004,126

Cable Television — 0.3%
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A	B3	8.00%		04/30/12	180	170,100
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A	B3	10.875%		09/15/14	385	395,587
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16	495	456,637
Echostar DBS Corp., Gtd. Notes, 144A	Ba3	7.75%		05/31/15	105	102,113
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.75%		07/01/18	740	744,907
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.30%		07/01/38	1,210	1,202,560

						3,071,904

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Chemicals — 0.1%
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.75%		03/15/13	$260	$264,357
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	6.65%		03/15/18	260	264,989

						529,346

Diversified Financial Services — 5.1%
Aiful Corp., Notes, 144A (Japan)	Baa2	6.00%		12/12/11	680	562,004
American Express Co., Sr. Unsec’d. Notes	A1	6.15%		08/28/17	700	683,720
American Express Co., Sub. Notes	A3	6.80	%(c)	09/01/66	1,230	1,137,189
American General Finance Corp., Notes, MTN	A1	6.90%		12/15/17	1,040	906,428
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	6.40%		10/02/17	3,650	3,606,897
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	7.25%		02/01/18	220	229,584
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	4.125%		02/22/10	2,280	2,258,887
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	5.50%		04/11/13	4,430	4,323,578
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	6.00%		08/15/17	490	467,396
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	6.875%		03/05/38	2,480	2,393,188
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		02/01/11	2,900	2,353,396
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	12.00%		05/15/15	3,200	2,814,934
General Electric Capital Corp., Sr. Sub. Notes	Aaa	5.625%		05/01/18	400	386,822
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	6.00%		06/15/12	2,370	2,449,125
General Electric Capital Corp., Sub. Notes(a)	Aa1	6.375	%(c)	11/15/67	3,280	3,102,254
General Motors Acceptance Corp., Sr. Unsec’d. Notes(a)	B3	8.00%		11/01/31	2,000	1,301,156
GMAC LLC, Sr. Unsec’d. Notes(a)	Ba3	6.625%		05/15/12	5,000	3,430,085
GMAC LLC, Sr. Unsec’d. Notes(a)	B3	7.25%		03/02/11	3,000	2,205,033
Goldman Sachs Capital II, Gtd. Notes	A2	5.793	%(c)	06/01/12	670	465,891
Goldman Sachs Group LP, Sr. Unsec’d. Notes	Aa3	4.50%		06/15/10	1,120	1,121,503
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	Aa3	5.95%		01/18/18	1,200	1,151,948
JPMorgan Chase & Co., Notes	NR	9.50%		02/11/11	57,874	2,467,563
JPMorgan Chase & Co., Sub. Notes	Aa3	5.15%		10/01/15	3,160	3,042,619
JPMorgan Chase & Co., Sub. Notes(a)	Aa3	6.125%		06/27/17	3,250	3,198,289
Lehman Brothers Holdings, Inc., Sub. Notes	A2	6.50%		07/19/17	3,140	2,904,874
Lehman Brothers Holdings, Inc., Sub. Notes, MTN	A2	6.75%		12/28/17	1,040	977,002
Merrill Lynch & Co., Inc., Notes(a)	A1	5.45%		02/05/13	3,350	3,159,727
Merrill Lynch & Co., Inc., Sub. Notes	A2	5.70%		05/02/17	500	440,219
Merrill Lynch & Co., Inc., Sub. Notes	A2	6.05%		05/16/16	320	295,199
Morgan Stanley, Sr. Unse’d. Notes	Aa3	6.625%		04/01/18	2,710	2,567,793
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	5.625%		01/09/12	1,970	1,971,462
Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A	Baa1	7.191	%(c)	12/29/49	670	618,681

						58,994,446

Electric — 2.2%
AES Corp. (The), Sr. Notes, 144A	B1	8.00%		06/01/20	4,440	4,284,600
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%		10/15/17	1,600	1,568,000
Dominion Resources, Inc. (VA), Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12	3,380	3,431,849
Energy Future Holdings Corp., Gtd. Notes, 144A(a)	B3	10.875%		11/01/17	50	50,500
Energy Future Holdings Corp., Gtd. Notes, 144A(a)	B3	11.25%		11/01/17	9,000	8,977,500
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11	3,610	3,704,218
FirstEnergy Corp., Sr. Unsec’d. Notes(a)	Baa3	7.375%		11/15/31	1,430	1,554,979
NRG Energy, Inc., Gtd. Notes(a)	B1	7.375%		01/15/17	250	236,250
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.05%		03/01/34	2,090	2,015,247

						25,823,143

Electronic Components — 0.2%
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16	2,360	2,324,600

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Energy — 0.1%
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13	$660	$661,650

Financial Services — 0.9%
BAC Capital Trust XI, Gtd. Notes	Aa3	6.625	%(c)	05/23/36	620	571,540
Countrywide Financial Corp., Sr. Sub. Notes	Aa3	6.25%		05/15/16	510	454,076
El Paso Performance-Link, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11	1,000	1,007,432
HSBC Finance Corp., Sr. Notes	Aa3	4.625%		09/15/10	2,260	2,241,199
Suntrust Capital VIII, Gtd. Notes, 144A(a)	A1	6.10	%(c)	12/15/36	3,110	2,469,940
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.875%		03/13/18	3,960	3,811,500

						10,555,687

Food — 1.1%
Delhaize Group, Sr. Unsub. Notes (Belgium)(a)	Baa3	6.50%		06/15/17	3,210	3,237,988
Kroger Co. (The), Gtd. Notes	Baa2	5.00%		04/15/13	1,800	1,770,530
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20	1,500	1,484,123
McDonald’s Corp., Sr. Unsec’d. Notes(a)	A3	5.35%		03/01/18	3,340	3,258,624
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.35%		08/15/17	2,220	2,284,755

						12,036,020

Forest & Paper Products — 0.1%
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa2	6.75%		03/15/12	850	875,433

Gaming — 0.2%
Boyd Gaming Corp., Sr. Sub. Notes	B1	6.75%		04/15/14	340	261,800
MGM Mirage Inc., Gtd. Notes	Ba2	7.625%		01/15/17	550	452,375
MGM Mirage Inc., Gtd. Notes	Ba2	8.50%		09/15/10	500	495,000
Station Casinos, Inc., Sr. Unsec’d. Notes(a)	B2	7.75%		08/15/16	880	673,200

						1,882,375

Healthcare – Services — 0.8%
Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15	670	674,188
DaVita, Inc., Gtd. Notes(a)	B2	7.25%		03/15/15	590	573,775
HCA, Inc., Sr. Sec’d. Notes	B2	9.625%		11/15/16	2,400	2,472,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	6.375%		12/01/11	320	306,400
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	9.875%		07/01/14	550	552,750
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		02/15/13	590	570,908
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	650	624,534
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17	760	735,645
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.00%		02/15/18	1,180	1,141,453
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,800	1,739,851

						9,391,504

Independent Power Producers & Energy Traders — 0.1%
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	680	640,050

Industrial Products
Steel Dynamics, Inc., Sr. Notes, 144A	Ba2	7.375%		11/01/12	500	500,000

Insurance — 0.8%
Allstate Corp., Notes	Aa2	5.375%		04/30/13	960	956,236
American International Group, Inc., Jr. Sub. Notes	A1	6.25%		03/15/37	1,020	798,421
American International Group, Inc., Sr. Unsec’d. Notes(a)	Aa3	5.85%		01/16/18	2,320	2,173,499
Metlife, Inc., Jr. Sub. Notes(a)	Baa1	6.40%		12/15/36	2,380	2,078,023
Metropolitan Life Global Funding I, Sr. Sub. Notes, 144A	Aa2	5.125%		04/10/13	980	964,994
Pacific Life Global Funding, Notes, 144A	Aa3	5.15%		04/15/13	1,130	1,117,415
Travelers Cos., Inc. (The), Jr. Sub. Notes	A3	6.25	%(c)	03/15/37	1,330	1,142,659

						9,231,247

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Machinery & Equipment — 0.2%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	5.45%	04/15/18	$1,200	$1,189,640
John Deere Capital Corp., Sr. Unsec’d. Notes	A2	5.35%	04/03/18	1,500	1,478,277

					2,667,917

Media — 0.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B2	8.00%	04/15/12	600	567,000
Comcast Corp., Gtd. Notes	Baa2	6.50%	01/15/15	3,890	3,950,132
Comcast Corp., Gtd. Notes	Baa2	6.50%	01/15/17	2,390	2,404,206
Dex Media West LLC/Dex Media Finance Co., Sr. Notes	B1	8.50%	08/15/10	505	498,687
DIRECTV Holdings LLC/DIRECTV Financing Co., Gtd. Notes	Ba3	8.375%	03/15/13	630	648,900
Time Warner Entertainment Co. LP, Sr. Unsec’d. Notes	Baa2	8.375%	07/15/33	1,350	1,461,046

					9,529,971

Media & Entertainment — 0.1%
Idearc, Inc., Gtd. Notes	B3	8.00%	11/15/16	970	609,887
Intelsat Bermuda Ltd., Gtd. Notes	Caa2	11.25%	06/15/16	900	911,250

					1,521,137

Metals & Mining — 1.0%
Evraz Group SA, Notes, 144A (Luxembourg)	Ba3	8.875%	04/24/13	1,640	1,641,968
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	3,610	3,808,550
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)	A3	6.50%	07/15/18	2,500	2,507,585
Steel Dynamics, Inc., Sr. Notes, 144A	Ba2	7.75%	04/15/16	105	104,475
Vale Overseas, Ltd., Gtd. Notes	Baa3	6.875%	11/21/36	2,700	2,507,585
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom)	Ba1	8.75%	01/15/14	1,420	1,425,339

					11,995,502

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.95%	09/15/16	450	450,242
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.45%	09/15/36	7,425	7,329,128
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%	01/15/37	1,290	1,265,788
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%	01/15/16	650	627,250
Chesapeake Energy Corp., Sr. Notes	Ba3	7.25%	12/15/18	190	184,775
Complete Product Services, Inc., Gtd. Notes(a)	B2	8.00%	12/15/16	750	749,063
ConocoPhillips, Sr. Unsec’d. Notes	A1	6.95%	04/15/29	3,630	3,981,195
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%	04/15/32	1,710	2,028,951
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.75%	06/01/19	710	646,100
Energy Transfer Partners, Sr. Unsec’d. Notes	Baa3	6.70%	07/01/18	2,820	2,838,333
Gaz Capital SA, Gtd. Notes, 144A (Luxembourg)	A3	6.212%	11/22/16	1,820	1,700,426
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.30%	08/15/31	1,840	2,055,006
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%	10/01/29	190	217,912
Intergas Finance BV, Bonds (Netherlands)	Baa1	6.375%	05/14/17	2,840	2,531,150
KazMunaiGaz Finance, Gtd. Notes, 144A	Baa1	8.375%	07/02/13	2,890	2,880,607
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	5.95%	02/15/18	1,360	1,324,984
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%	02/01/17	1,050	1,037,499
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN	Baa2	6.95%	01/15/38	2,950	2,927,940
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	8.25%	12/15/14	600	597,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	3,450	3,403,780
Petrobras International Finance Co., Sr. Unsub. Notes	Baa1	6.125%	10/06/16	2,040	2,040,000
Transocean Inc., Sr. Unsec’d. Notes	Baa2	5.25%	03/15/13	1,240	1,252,953
Whiting Petroleum Corp., Sr. Sub. Notes	B1	7.25%	05/01/12	180	178,650
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.50%	06/15/18	392	374,353
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	08/01/17	2,210	2,232,712
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	7.50%	04/15/12	1,020	1,094,330
					45,950,127

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Paper
Newpage Corp., Sr. Sec’d. Notes, 144A	B2	10.00%	05/01/12	$310	$313,875

Pharmaceuticals — 0.6%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.85%	12/15/17	1,250	1,222,501
Glaxosmithkline Capital PLC, Gtd. Notes	A1	5.65%	05/15/18	3,650	3,636,064
Wyeth, Sr. Unsec’d. Notes	A3	5.45%	04/01/17	730	719,965
Wyeth, Sr. Unsec’d. Notes(a)	A3	5.95%	04/01/37	1,290	1,245,156

					6,823,686

Pipelines — 0.4%
SemGroup LP, Sr. Notes, 144A(a)	B1	8.75%	11/15/15	760	737,200
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.50%	01/15/31	3,480	3,519,150

					4,256,350

Real Estate Investment Trust
Ventas Realty LP Ventas Capital Corp., Gtd. Notes	Ba1	9.00%	05/01/12	480	502,800

Retail
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	285	269,325

Retail & Merchandising — 0.3%
CVS Caremark Corp., Pass-Through Certificates, 144A	Baa2	6.943%	01/10/30	1,012	972,726
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.25%	04/15/13	960	954,626
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%	02/15/18	740	766,192
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%	04/15/38	250	245,638

					2,939,182

Semiconductors — 0.1%
Freescale Semiconductor, Inc., Gtd. Notes(a)	B2	8.875%	12/15/14	740	601,250

Technology — 0.1%
NXP BV/NXP Funding LLC, Gtd. Note (Netherlands)	Ba3	7.875%	10/15/14	620	570,400
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15	330	331,650

					902,050

Telecommunications — 2.6%
America Movil SAB de CV, Gtd. Notes (Mexico)	A3	5.625%	11/15/17	1,050	1,011,247
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	5.50%	02/01/18	4,630	4,486,507
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	6.30%	01/15/38	1,100	1,039,231
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa1	5.95%	01/15/18	770	736,128
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	7.875%	01/15/27	740	647,500
Deutsche Telekom International Finance BV, Gtd. Notes
(Netherlands)(a)	Baa1	5.75%	03/23/16	2,630	2,566,125
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.25%	11/01/14	580	527,800
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%	02/15/14	1,140	1,083,000
Royal KPN NV, Sr. Unsub. Notes (Netherlands)	Baa2	8.375%	10/01/30	1,500	1,724,440
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Baa3	6.00%	12/01/16	4,710	4,050,600
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%	10/01/15	1,330	1,217,157
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)(a)	Baa2	6.999%	06/04/18	1,680	1,694,310
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	6.10%	04/15/18	4,550	4,517,131
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.40%	02/15/38	710	660,921
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%	09/01/12	400	431,580
VIP Finance Ireland Ltd., Bonds, 144A (Luxembourg)	Ba2	8.375%	04/30/13	2,060	2,030,804
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	895	892,763

					29,317,244

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (Continued)
Transportation — 0.2%
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14	$600	$549,000
Hertz Corp., Gtd. Notes	B2	10.50%		01/01/16	70	63,700
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		01/15/13	2,170	2,174,377

						2,787,077

Utilities — 0.3%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes(a)	A3	5.625%		11/30/12	2,940	3,025,087
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba1	10.06%		12/30/28	663	763,554

						3,788,641

TOTAL CORPORATE BONDS (cost $301,801,705)						290,618,572

FOREIGN GOVERNMENT BOND — 0.3%
Brazil Notas Do Tesouro Nacional, Series F, Notes (Brazil) (cost $3,577,645)		10.00	%(c)	01/01/12 BRL	6,924	3,751,637

					Shares
PREFERRED STOCK — 0.1%
U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25% (cost $1,003,750)(a)					40,150	921,442

					Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 49.0%
Federal Home Loan Mortgage Corp.		5.979	%(c)	07/01/36	$4,718	4,803,732
Federal Home Loan Mortgage Corp.		6.65	%(c)	10/01/36	629	646,683
Federal Home Loan Mortgage Corp.		6.659	%(c)	08/01/36	630	650,307
Federal National Mortgage Assoc.		5.00%		TBA	134,800	129,197,442
Federal National Mortgage Assoc.		5.00%		TBA	87,100	83,289,375
Federal National Mortgage Assoc.		5.50%		TBA	11,400	11,474,807
Federal National Mortgage Assoc.		5.50%		TBA	15,200	15,261,742
Federal National Mortgage Assoc.		5.50%		TBA	177,800	175,244,125
Federal National Mortgage Assoc.		5.50%		TBA	21,000	20,645,625
Federal National Mortgage Assoc.		5.609	%(c)	08/01/37	753	767,187
Federal National Mortgage Assoc.		5.706	%(c)	TBA	15,836	16,180,566
Federal National Mortgage Assoc.		5.712	%(c)	05/01/37	688	699,655
Federal National Mortgage Assoc.		5.789	%(c)	01/01/37	1,141	1,161,700
Federal National Mortgage Assoc.		6.00%		TBA	17,800	18,245,000
Federal National Mortgage Assoc.		6.00%		TBA	55,000	55,343,750
Federal National Mortgage Assoc.		6.756	%(c)	01/01/37	2,913	2,992,129
Government National Mortgage Assoc.		6.00%		08/01/23	10,200	10,311,568
Government National Mortgage Assoc.		6.00%		TBA	2,700	2,737,125
Government National Mortgage Assoc.		6.50%		08/01/23-07/01/38	13,300	13,718,593

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $564,719,038)						563,371,111

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (k)(n) — 11.7%
U.S. Treasury Bonds(a)	4.75%	02/15/37	$12,000	$12,391,872
U.S. Treasury Bonds(a)	5.00%	05/15/37	15,510	16,668,411
U.S. Treasury Inflation Index Bonds, TIPS(a)	1.75%	01/15/28	6,500	6,340,103
U.S. Treasury Inflation Index Bonds, TIPS(a)	2.375%	01/15/25	11,350	13,563,110
U.S. Treasury Notes	2.625%	05/31/10	640	640,400
U.S. Treasury Notes(a)	3.375%	11/30/12	25,010	25,119,419
U.S. Treasury Notes	3.375%	06/30/13	19,810	19,845,599
U.S. Treasury Notes(a)	3.50%	05/31/13	2,370	2,387,590
U.S. Treasury Notes(a)	3.50%	02/15/18	10,500	10,107,069
U.S. Treasury Notes(a)	3.875%	05/15/18	13,400	13,287,989
U.S. Treasury Notes(a)	4.75%	08/15/17	13,960	14,788,875

TOTAL U.S. TREASURY OBLIGATIONS (cost $135,597,059)				135,140,437

TOTAL LONG-TERM INVESTMENTS (cost $1,203,747,953)				1,190,829,213

			Shares
SHORT-TERM INVESTMENTS — 62.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 62.1%
Dryden Core Investment Fund – Taxable Money Market Series (cost $714,218,386; includes $172,826,774 of cash collateral for securities on loan) (Note 4)(b)(w)			714,218,386	714,218,386

			Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal National Mortgage Assoc., Disc. Notes	1.25%	12/15/08	$3,090	3,054,020
Federal National Mortgage Assoc., Disc. Notes	1.60%	12/15/08	15	14,825
Federal National Mortgage Assoc., Disc. Notes	2.00%	12/15/08	371	366,680
Federal National Mortgage Assoc., Disc. Notes	2.03%	12/15/08	109	107,731
Federal National Mortgage Assoc., Disc. Notes	2.05%	12/15/08	82	81,045
Federal National Mortgage Assoc., Disc. Notes	2.06%	12/15/08	350	345,925
Federal National Mortgage Assoc., Disc. Notes	2.08%	12/15/08	226	223,369
Federal National Mortgage Assoc., Disc. Notes	2.12%	12/15/08	34	33,604
Federal National Mortgage Assoc., Disc. Notes	2.19%	12/15/08	104	102,789
Federal National Mortgage Assoc., Disc. Notes	2.27%	12/15/08	130	128,486

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,479,437)				4,458,474

FOREIGN TREASURY BILL — 0.1%
Egypt Treasury Bills (Egypt) (cost $1,308,182)	7.47%	12/16/08	EGP 7,475	1,333,543

TOTAL SHORT-TERM INVESTMENTS (cost $720,006,005)				720,010,403

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 166.1% (cost $1,923,753,958; Note 6)				1,910,839,616

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Contracts/ Notional Amounts (000)#	Value (Note 2)
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
5 Year CBOT Futures,
expiring 08/23/2008, Strike Price $108.00	$640	$(15,500)
expiring 08/23/2008, Strike Price $114.00	640	(9,500)
10 Year Treasury Note Futures,
expiring 08/23/2008, Strike Price $114.50	640	(81,000)
expiring 08/23/2008, Strike Price $118.00	140	(2,844)
CBOT Futures,
expiring 08/23/2008, Strike Price $115.00	260	(21,937)
expiring 08/23/2008, Strike Price $117.00	2,760	(94,875)
expiring 08/23/2008, Strike Price $117.00	1,390	(175,922)

		(401,578)

Put Options
10 Year Treasury Note Futures,
expiring 08/23/2008, Strike Price $109.00	1,040	(13,000)
expiring 08/23/2008, Strike Price $110.00	1,660	(33,719)
expiring 08/23/2008, Strike Price $111.00	1,360	(46,750)
expiring 08/23/2008, Strike Price $111.50	650	(22,344)
expiring 08/23/2008, Strike Price $112.00	1,090	(61,312)

		(177,125)

TOTAL OPTIONS WRITTEN (premiums received $935,428)		(578,703)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 166.0% (cost $1,922,818,530; Note 6)		1,910,260,913
Other liabilities in excess of other assets (x) — 66.0%		(759,514,296)

NET ASSETS — 100.0%		$1,150,746,617

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $169,809,916; cash collateral of $172,826,774 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at June 30, 2008:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at June 30, 2008	Unrealized Depreciation
Long Positions:
283	90 Day Euro Dollar	Sep 08	$68,955,412	$68,677,025	$(278,387)
693	90 Day Euro Dollar	Mar 09	168,317,438	167,498,100	(819,338)
95	90 Day Sterling Futures	Mar 09	22,242,631	22,188,901	(53,730)
1,949	5 Year U.S. Treasury Notes	Sep 08	216,118,031	215,471,086	(646,945)
82	10 Year Euro-Bund	Sep 08	14,506,250	14,275,183	(231,067)

					(2,029,467)

Short Positions:
578	10 Year U.S. Treasury Notes	Sep 08	65,822,821	65,846,844	(24,023)
60	20 Year U.S. Treasury Bonds	Sep 08	6,904,195	6,935,625	(31,430)

					(55,453)

					$(2,084,920)

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Indian Rupee
Expiring 09/16/08	INR	46,287	$1,070,601	$1,061,595	$(9,006)

Sales Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound
Expiring 08/05/08	GBP	2,444	$4,799,531	$4,854,256	$(54,725)
Euro
Expiring 08/05/08	EUR	3,393	5,367,327	5,331,936	35,391

			$10,166,858	$10,186,192	$(19,334)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$715,139,828	$(2,084,920)
Level 2 – Other Significant Observable Inputs – Long	1,178,625,966	(28,340)
Level 2 – Other Significant Observable Inputs – Short	(578,703)	—
Level 3 – Significant Unobservable Inputs	17,073,822	—

Total	$1,910,260,913	$(2,113,260)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities
Balance as of 12/31/07	—
Accrued discounts/premiums	$14,150
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	189,925
Net purchases (sales)	16,869,747
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$17,073,822

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (15.0% represents investments purchased with collateral from securities on loan)	62.1%
U.S. Government Mortgage-Backed Obligations	49.0
Collateralized Mortgage Obligations	11.8
U.S. Treasury Obligations	11.7
Diversified Financial Services	5.1
Asset-Backed Securities	4.8
Oil, Gas & Consumable Fuels	4.0
Telecommunications	2.6
Banks	2.4
Electric	2.2
Food	1.1
Metals & Mining	1.0
Financial Services	0.9
Media	0.8
Healthcare – Services	0.8
Insurance	0.8
Pharmaceuticals	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Industry (cont’d.)
Bank Notes	0.5%
U.S. Government Agency Obligations	0.5
Pipelines	0.4
Utilities	0.3
Foreign Government Bond	0.3
Cable Television	0.3
Retail & Merchandising	0.3
Transportation	0.2
Machinery & Equipment	0.2
Electronic Components	0.2
Gaming	0.2
Media & Entertainment	0.1
Aerospace/Defense	0.1
Foreign Treasury Bill	0.1
Beverages	0.1
Technology	0.1
Forest & Paper Products	0.1
Energy	0.1
Independent Power Producers & Energy Traders	0.1
Semiconductors	0.1
Chemicals	0.1

166.1
Options written	(0.1)
Other liabilities in excess of other assets	(66.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS:
Investments at value, including securities on loan of $169,809,916:
Unaffiliated investments (cost $1,209,535,572)	$1,196,621,230
Affiliated investments (cost $714,218,386)	714,218,386
Foreign currency, at value (cost $551,655)	563,717
Receivable for investments sold	194,462,348
Dividends and interest receivable	8,165,381
Receivable for fund share sold	728,623
Due from broker-variation margin	167,348
Unrealized appreciation on foreign currency forward contracts	35,391

Total Assets	2,114,962,424

LIABILITIES:
Payable for investments purchased	740,024,004
Payable to broker for collateral for securities on loan	172,826,774
Payable to custodian	48,704,125
Payable for fund share repurchased	1,511,466
Options wrtitten, at value (premiums received $935,428)	578,703
Advisory fees payable	277,203
Accrued expenses and other liabilities	220,717
Unrealized depreciation on foreign currency forward contracts	63,731
Shareholder servicing fees payable	9,084

Total Liabilities	964,215,807

NET ASSETS	$1,150,746,617

Net assets were comprised of:
Paid-in capital	$1,140,828,594
Retained earnings	9,918,023

Net assets, June 30, 2008	$1,150,746,617

Net asset value and redemption price per share, $1,150,746,617 / 113,336,907 outstanding shares of beneficial interest	$10.15

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$13,781,045
Affiliated dividend income	9,754,817
Affiliated income from securities lending, net	391,964
Unaffiliated dividend income (net of $14,200 foreign withholding tax)	31,804

23,959,630

EXPENSES
Advisory fees	3,582,429
Shareholder servicing fees and expenses	358,253
Custodian and accounting fees	228,000
Audit fee	22,000
Transfer agent’s fees and expenses	12,000
Trustees’ fees	10,000
Legal fees and expenses	6,000
Shareholders’ reports	2,000
Miscellaneous	25,861

Total expenses	4,246,543

NET INVESTMENT INCOME	19,713,087

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(948,957)
Futures transactions	5,455,634
Options written transactions	1,148,746
Short sale transactions	12,350
Foreign currency transactions	(293,490)

5,374,283

Net change in unrealized appreciation (depreciation) on:
Investments	(11,903,010)
Futures	(2,157,075)
Options written	356,725
Foreign currencies	(671,629)

(14,374,989)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(9,000,706)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,712,381

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	November 19, 2007* through December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,713,087	$2,134,633
Net realized gain on investment and foreign currency transactions	5,374,283	191,949
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(14,374,989)	(794,358)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	10,712,381	1,532,224

DISTRIBUTIONS	(2,326,582)	—

FUND SHARE TRANSACTIONS:
Fund share sold [66,783,235 and 69,569,431 shares, respectively]	681,683,758	694,235,628
Fund share issued in reinvestment of distributions [232,426 and 0 shares, respectively]	2,326,582	—
Fund share repurchased [22,963,465 and 284,720 shares, respectively]	(234,578,590)	(2,838,784)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	449,431,750	691,396,844

TOTAL INCREASE IN NET ASSETS	457,817,549	692,929,068
NET ASSETS:
Beginning of period	692,929,068	—

End of period	$1,150,746,617	$692,929,068

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A46

NOTES TO THE FINANCIAL STATEMENTS

OF ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (formerly known as American Skandia Trust) (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2008 issued 55 classes of shares of beneficial interest (collectively the “Portfolios”). The information presented in these financial statements pertains to seven Portfolios: Bond Portfolio 2015 Portfolio, Bond Portfolio 2018 Portfolio, Bond Portfolio 2019 Portfolio, Global Real Estate Portfolio, Investment Grade Bond Portfolio, Parametric Emerging Markets Portfolio and Western Asset Core Plus Bond Portfolio.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investments objectives:

AST Bond Portfolio 2015 Portfolio (“Bond Portfolio 2015”), AST Bond Portfolio 2018 Portfolio (“Bond Portfolio 2018”) and AST Bond Portfolio 2019 Portfolio (“Bond Portfolio 2019”): To seek the highest total return for a specified period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST Global Real Estate Portfolio (“Global Real Estate”): To seek capital appreciation and income.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”): To seek to maximize total return, consistent with the preservation of capital and liquidity needs.

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets”): To seek long-term capital appreciation.

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”): The investment objective of the Western Asset Core Plus Bond Portfolio will be to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the

B1

close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Money Market uses amortized cost to value securities. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

B2

Options: The Portfolios (except for Money Market) may either purchase or write options. Options transactions may be used to pursue the Portfolio’s investment objective and also to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No.140, the Portfolio’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

B3

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and underlying hedged assets.

Short Sales: Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may also sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. The fee may be referred to as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the security sold short. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statements of Operations as net realized gain or loss on short sales.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: The Portfolios may enter into interest rate swap agreements, forward spread lock swap agreements, credit default swap agreements and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. The Portfolios may enter swap agreements as

B4

either the protection buyer or protection seller. Some Portfolios may enter into total return swaps to manage their exposure to a security or an index. In a total return swap, cash flows are exchanged based on a commitment by one party to pay interest in exchange for a market-linked return based on a notional amount. The market-linked return may include, among other things, the total return of a security or an index. These agreements involve elements of credit and market risk. Risks include the possibility that no liquid market exists for these obligations, the counterparty may default on its obligation, or unfavorable changes may exist in the security or index underlying the swap. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic developments in a specific industry or region.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans: The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to 33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the Portfolios securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

B5

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Distributions: Distributions, if any, from net investment income are declared and paid at least annually by all Portfolios. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together, the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

Prudential Investment Management, Inc. (“PIM”), for Bond Portfolio 2015, Bond Portfolio 2018, Bond Portfolio 2019, Global Real Estate and Investment Grade Bond;

Parametric Portfolio Associates LLC for Parametric Emerging Markets Equity;

Western Asset Management Company for Western Asset Core Plus Bond;

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, computed daily and payable monthly, based on the annual rates specified below, of the value of each Portfolio’s average daily net assets. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has voluntarily agreed to waive a portion of their management fee and/or reimburse each Portfolio an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets. Each waiver/reimbursement is voluntary and may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees	Effective Advisory Fees	Expense Limitations
Bond Portfolio 2015	0.65% first $500 million;	0.65%	1.00%
	0.64% in excess of $500 million
Bond Portfolio 2018	0.65% first $500 million;	0.65%	1.00%
	0.64% in excess of $500 million
Bond Portfolio 2019	0.65% first $500 million;	0.65%	1.00%
	0.64% in excess of $500 million
Global Real Estate	1.00%	1.00%	N/A
Investment Grade Bond	0.65% first $500 million;	0.65%	1.00%
	0.64% in excess of $500 million
Parametric Emerging Markets Equity	1.10%	1.10%	N/A
Western Asset Core Plus Bond	0.70%	0.70%	N/A

B6

4. Other Transactions with Affiliates

The Trust has entered into an agreement with Prudential Annuities Life Assurance Corporation (“PALAC”) pursuant to which it pays PALAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Investment Manager has contractually agreed to waive 0.03% of the shareholder servicing fee. Based on the approval of the Board of Trustees, effective July 1, 2008, the Investment Manager has voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on assets up to $500 million (no waiver), 0.09% on assets over $500 million, 0.08% on assets over $750 million and 0.07% on assets over $1 billion.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

PIM, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., acts as the Trust’s securities lending agent. For the period ended June 30, 2008, PIM was compensated as follows for these services by the Portfolios:

Portfolio	PIM
Western Asset Core Plus Bond	$168,987

5. Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the period ended June 30, 2008 were as follows:

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2015	$310,927	$—
Bond Portfolio 2018	—	—
Bond Portfolio 2019	—	—
Global Real Estate	220,183,932	5,483,055
Investment Grade Bond	75,798,823	—
Parametric Emerging Markets Equity	189,016,987	5,869,008
Western Asset Core Plus Bond	387,135,439	13,038,432

Transactions in options written, during the period ended June 30, 2008, were as follows:

	Western Asset Core Plus Bond
	Number of Contracts/ Notional Amount (000)	Premium Received
Balance at December 31, 2007	—	—
Options written	32,200	$2,178,982
Options expired	(15,810)	(955,751)
Options closed	(4,120)	(287,803)

Balance at June 30, 2008	12,270	$935,428

At June 30, 2008, Western Asset Core Plus Bond had sufficient cash and/or securities at least equal to the value of written options.

B7

6. Tax Information

For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. After January 2, 2006, the Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prior to January 2, 2006 each Portfolio, which was incorporated as of that date, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

7. Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Portfolios pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the period ended June 30, 2008. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Average Outstanding During the Period	Average Interest Rate	Number of Days Outstanding	Outstanding Borrowings at June 30, 2008
Parametric Emerging Market Equity	$2,700,000	2.42%	4	$2,700,000

During the period ended June 30, 2008, Investment Grade Bond paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $956,143 at a weighted average interest rate of 4.29%.

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2008, more than 99% of each Portfolio was owned of record by Prudential Annuities Life Assurance Corporation (“PALAC”) on behalf of the owners of the variable insurance products issued by PALAC.

B8

10. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

B9

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Financial Highlights

(Unaudited)

	AST Bond Portfolio 2015
	January 28, 2008(c) through June 30, 2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	.02
Net realized and unrealized loss on investments	(.25)

Total from investment operations	(.23)

Net Asset Value, end of period	$9.77

Total Return(a)	(2.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$28.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.00	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.35	%(d)
Net investment income	2.02	%(d)
Portfolio turnover rate	217	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Bond Portfolio 2018
	January 28, 2008(c) through June 30, 2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	.09
Net realized and unrealized loss on investments	(.35)

Total from investment operations	(.26)

Net Asset Value, end of period	$9.74

Total Return(a)	(2.60)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.0
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.00	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.76	%(d)
Net investment income	2.17	%(d)
Portfolio turnover rate	87	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2019
	January 28, 2008(c) through June 30, 2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	.09
Net realized and unrealized loss on investments	(.33)

Total from investment operations	(.24)

Net Asset Value, end of period	$9.76

Total Return(a)	(2.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.00	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.76	%(d)
Net investment income	2.18	%(d)
Portfolio turnover rate	0	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Global Real Estate Portfolio
	May 1, 2008(e) through June 30, 2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.06
Net realized and unrealized loss on investments	(1.43)

Total from investment operations	(1.37)

Net Asset Value, end of period	$8.63

Total Return(a)	(13.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$181.6
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.32	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.32	%(d)
Net investment income	3.71	%(d)
Portfolio turnover rate	3	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Investment Grade Bond Portfolio
	January 28, 2008(d) through June 30, 2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	.04
Net realized and unrealized loss on investments	(.15)

Total from investment operations	(.11)

Net Asset Value, end of period	$9.89

Total Return(a)	(1.10)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$193.3
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.02	%(e)(g)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	2.04	%(e)(g)
Net investment income	4.34	%(e)
Portfolio turnover rate	54	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Commencement of operations.

(e)	Annualized.

(f)	Not annualized.

(g)	Includes interest expense of 0.02%.

	AST Parametric Emerging Markets Equity Portfolio
	May 1, 2008(e) through June 30, 2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.03
Net realized and unrealized loss on investments	(0.97)

Total from investment operations	(0.94)

Net Asset Value, end of period	$9.06

Total Return(a)	(9.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$165.2
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.58	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.58	%(d)
Net investment income	2.15	%(d)
Portfolio turnover rate	3	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2008(f)		November 19, 2007 (e) through December 31, 2007(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.20		0.03
Net realized and unrealized loss on investments	(0.03)		(0.03)
Total from investment operations	0.17		—

Less Distributions	(0.02)		—

Net Asset Value, end of period	$10.15		$10.00

Total Return(a)	1.70%		0.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,150.7		$692.9
Ratios to average net assets(b):
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.83	%(d)	0.91	%(d)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.83	%(d)	0.91	%(d)
Net investment income	3.85	%(d)	4.54	%(d)
Portfolio turnover rate	362	%(c)	5	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Supplemental Proxy Information (Unaudited)

A Special Meeting of Shareholders of the indicated Portfolios of Advanced Series Trust was held on June 23, 2008. At the Meeting held on June 23, 2008, Shareholders approved the following proposals:

For:

•	AST Aggressive Asset Allocation Portfolio

•	AST Capital Growth Asset Allocation Portfolio

•	AST Conservative Asset Allocation Portfolio

•	AST Preservation Asset Allocation Portfolio

•	AST Advanced Strategies Portfolio

To approve a subadvisory agreement between Prudential Investments LLC and Quantitative Management Associates LLC, Prudential Investment Management, Inc. and Jennison Associates LLC.

The result of the proxy solicitation on the preceding matter was as follows:

AST Aggressive Asset Allocation Portfolio:

Affirmative:	70,710,652.609
Against:	1,560,488.947
Abstain:	3,078,597.282

AST Capital Growth Asset Allocation Portfolio:

Affirmative:	821,199,760.068
Against:	43,403,814.767
Abstain:	53,617,780.399

AST Conservative Asset Allocation Portfolio

Affirmative:	305.504,668.954
Against:	12,103,912.717
Abstain:	23,204,582.243

AST Preservation Asset Allocation Portfolio:

Affirmative:	93,733,762.806
Against:	4,429,219.617
Abstain:	9,986,108.179

AST Advanced Strategies Portfolio:

Affirmative:	283,062,483.784
Against:	15,917,263.896
Abstain:	17,214,574.100

For:

•	AST American Century Strategic Allocation Portfolio

1. To approve an increase in the investment management fee rate paid to PI and AST Investment Services, Inc. by the Strategic Allocation Portfolio in connection with the implementation of a new investment strategy for the Portfolio.

2. To approve a revision to the Strategic Allocation Portfolio’s fundamental investment restriction relating to borrowing in order to permit the Portfolio to borrow money to the extent permitted by the Investment Company Act of 1940, including for investment purposes.

The result of the proxy solicitation on the preceding matter was as follows:

AST American Century Strategic Allocation Portfolio:

Proposal 1:

Affirmative:	20,139,230.935
Against:	9,111,713.001
Abstain:	2,072,981.654

Proposal 2:

Affirmative:	22,604,462.877
Against:	6,459,249.153
Abstain:	2,260,213.560

For:

•	AST Balanced Asset Allocation Portfolio

1. To approve an increase in the investment management fee rate paid to PI and AST Investment Services, Inc. (AST, and together with PI, the Co-Managers) by the Balanced Portfolio in connection with the implementation of a new investment strategy for the Portfolio.

2. To approve a subadvisory agreement among the Co-Managers and each of Quantitative Management Associates LLC (QMA), Jennison Associates LLC (Jennison), Prudential Bache Asset Management (Bache), and Prudential Investment Management, Inc. (PIM, and collectively with QMA, Jennison, and Bache, the Affiliated Subadvisers). QMA, Jennison, Bache, and PIM are affiliates of the Co-Managers.

3. To approve a revision to the Balanced Portfolio’s fundamental investment restriction relating to borrowing in order to permit the Portfolio to borrow money to the extent permitted by the Investment Company Act of 1940, including for investment purposes.

The result of the proxy solicitation on the preceding matter was as follows:

AST Balanced Asset Allocation Portfolio:

Proposal 1:

Affirmative:	586,790,943.367
Against:	291,760,076.642
Abstain:	56,487,526.213

2

Proposal 2:

Affirmative:	720,292,197.591
Against:	136,749,068.536
Abstain:	77,997,280.095

Proposal 3:

Affirmative:	700,953,108.577
Against:	165,532,913.647
Abstain:	68,552,523.998

3

Advanced Series Trust

Approval of Advisory Agreements

Introduction

The Board of Trustees (the “Board”) of Advanced Series Trust (the “Trust”) oversees the management of each of the Trust’s Portfolios (the “Portfolios”), and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (collectively referred to herein as “PI”) and each Portfolio’s subadvisory agreement(s). The Board is also responsible for the consideration and approval of any new advisory agreements.

AST Bond Portfolios

AST Global Real Estate Portfolio

At meetings of the Board held on June 9-11, 2008, the Board approved the renewal of most of the Trust’s existing management agreement and subadvisory agreements. However, with respect to the management and subadvisory agreements for the following Portfolios, the Board did not consider or renew the management and subadvisory agreements at its June 2008 meetings, because these are new Portfolios and the Board approved the agreements for these Portfolios during 2007 for an initial period of two years:

•	AST Bond Portfolio 2015

•	AST Bond Portfolio 2018

•	AST Bond Portfolio 2019

•	AST Investment Grade Bond Portfolio

•	AST Western Asset Core Plus Bond Portfolio

•	AST Global Real Estate Portfolio

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the management and subadvisory agreements for these Portfolios are discussed in the Trust’s annual report for the year ended December 31, 2007. The Board noted that it would consider the renewal of the agreements for each of the Portfolios as part of its annual review of the Trust’s advisory agreements in 2009.

AST Parametric Emerging Markets Equity Portfolio

At its June 2008 meetings, the Board did not consider or renew the management and subadvisory agreements for the AST Parametric Emerging Markets Portfolio, because the Portfolio was new and the Board approved the agreements for the Portfolio at meetings held on March 4, 2008. At its March 2008 meetings, the Board approved the creation of the AST Parametric Emerging Markets Equity Portfolio. In conjunction with its approval of the Portfolio, at the same meetings the Board also approved an Amended Management Agreement between the Trust and PI for the purpose of naming PI as the investment manager of the Portfolio, and approved a new subadvisory agreement between PI and Parametric Portfolio Associates LLC (“Parametric”) (the “Subadvisory Agreement”).

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the Amended Management Agreement and the Subadvisory Agreement are discussed separately below.

Nature, Quality and Extent of Services

With respect to PI, the Board noted that in connection with the renewal of the management agreement, it had received and considered information about PI at its June 20-21, 2007 meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by PI under the management agreement covering the other portfolios of the Trust. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by PI under the amended management agreement covering the New Portfolios would be similar in nature to those provided under the existing management agreement.

With respect to Parametric, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio, respectively under the Subadvisory Agreement.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers for Parametric. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Parametric. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to Parametric. With respect to Parametric, the Board considered its experience and reputation in managing other funds with similar investment objectives and strategies.

In light of the foregoing, the Board concluded that with respect to Parametric, based on the nature of the proposed services to be rendered and the background information that it reviewed about Parametric, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided by Parametric.

Performance

Because the Portfolio had not commenced operations, no actual investment performance existed for Board review. The Board, however, received and considered information regarding the investment performance of Parametric in managing strategies similar to those that will be used in connection with the Portfolio. The Board concluded that it was satisfied with the performance record of Parametric.

Fee Rates

The Board considered the proposed management fees to be paid by the Portfolio to PI and the proposed subadvisory fees to be paid by PI to Parametric, as set forth below. The Board also received and considered comparative fee information for other funds.

Portfolio Name	Management Fee Rate	Subadvisory Fee Rate
AST Parametric Emerging Market Equity Portfolio	1.10%	0.50% of New Portfolio’s average daily net assets not exceeding $250 million; 0.45% from $250 million to $500 million; and 0.40% in excess of $500 million.

The Board concluded that the fees were reasonable and noted that the fees would be reviewed in connection with the annual review of the management and subadvisory agreements and in light of the nature and quality of services provided through that date.

Profitability

Because the Portfolio had not commenced operations, the Board noted that there was no historical profitability to be reviewed. The Board noted that it would review profitability in connection with the annual approval of the management and subadvisory agreements.

Economies of Scale

The Board noted that the management fee schedule for the Portfolio did not contain breakpoints that reduced the fee rate on assets above specified levels. The Board also noted that the profitability of PI would be reviewed annually in connection with the review of the management agreement. The Board also considered that the proposed subadvisory fees for Parametric would include breakpoints in the fee rate paid by the Manager to the New Subadviser, and that the subadvisory breakpoints would reduce that fee rate if the Portfolio increased in size. The Board noted that it would consider economies of scale as part of any future annual review of the new subadvisory agreement.

Other Benefits to PI and the New Subadviser or Its Affiliates

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by PI and Parametric. The Board concluded that any potential benefits to be derived by PI were similar to benefits derived by PI in connection with its management of the other portfolios of the Trust, which are reviewed on an annual basis. The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Parametric and its affiliates as a result of Parametric’s subadvisory relationship with the Portfolio. The Board concluded that any potential benefits to be derived by the new subadviser included potential access to additional research resources, larger assets under management and benefits to the reputation, which were consistent with those generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Board of Trustees and the presentations made by PI and Parametric, the Board concluded that approving the Amended Management Agreement and approving the Subadvisory Agreement between PI and Parametric was in the best interests of the Portfolio and its shareholders.

The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household ("householding") in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or "opt out" of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, "The Rock", the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

AST-B

Prudential

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)

(1)    Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.